UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: 03/31/2024

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF

Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF

Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Small Cap Multifactor Index ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Franklin Emerging Market Core Dividend Tilt Index ETF

This annual report for Franklin Emerging Market Core Dividend Tilt Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM-NR (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® Emerging Markets Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., emerging markets equity markets) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Emerging market stocks, which are sensitive to interest rate changes in developed markets, benefited from shifting policy among large central banks.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +12.83% based on market price and +12.41% based on net asset value (NAV). The Underlying Index, the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM-NR posted a cumulative total return of +13.16%.2 The Linked Morningstar® Emerging Markets Dividend Enhanced Select Index-NR, which measures the performance of the Underlying Index, posted a +12.90% cumulative total return.2 The Parent Index, the Morningstar® Emerging Markets Target Market Exposure Index-NR posted a cumulative total

1. The Morningstar® Emerging Markets Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 43.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

return of +9.00%.2 The Linked Morningstar® Emerging Markets Target Market Exposure Index-NR, which measures the performance of the Parent Index, posted a +9.00% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets
Asia	75.6%
Latin America & Caribbean	10.2%
Middle East & Africa	10.1%
North America	2.0%
Europe	1.8%
Other Net Assets	0.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	19.6%
Semiconductors & Semiconductor Equipment	12.6%
Oil, Gas & Consumable Fuels	8.7%
Technology Hardware, Storage & Peripherals	6.2%
IT Services	4.2%
Electronic Equipment, Instruments & Components	3.8%
Diversified Telecommunication Services	3.3%
Insurance	3.0%
Chemicals	2.9%
Metals & Mining	2.8%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	7.5%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	3.3%
Tencent Holdings Ltd. Interactive Media & Services, China	2.0%
Infosys Ltd. IT Services, India	1.5%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	1.5%
Alibaba Group Holding Ltd., Class A Broadline Retail, China	1.4%
China Construction Bank Corp., Class H Banks, China	1.3%
MediaTek, Inc. Semiconductors & Semiconductor Equipment, Taiwan	1.3%
Petroleo Brasileiro SA, 7.947%, pfd. Oil, Gas & Consumable Fuels, Brazil	1.3%
HDFC Bank Ltd. Banks, India	1.1%

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Top 10 Countries

3/31/24

% of Total Net Assets
China	25.1%
Taiwan	22.5%
India	14.7%
South Korea	7.6%
Brazil	4.8%
Saudi Arabia	4.6%
South Africa	3.5%
Mexico	2.8%
Malaysia	2.5%
Indonesia	2.3%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, financials, and energy. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Samsung Electronics, and Quanta Computer.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, real estate, and communication services. Individual holdings that hindered the Fund’s absolute return included Tencent, Alibaba, and Ping An Insurance.

As of March 31, 2024, the Franklin Emerging Market Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of March 31, 2024, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian-related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin Emerging Market Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]				Average Annual Total Return[3]
	Based on NAV	[4]	Based on market price	[5]	Based on NAV	[4]	Based on market price	[5]
1-Year	+12.41%		+12.83%		+12.41%		+12.83%
3-Year	-3.48%		-3.55%		-1.17%		-1.20%
5-Year	+9.32%		+9.59%		+1.80%		+1.85%
Since Inception (6/1/16)	+35.46%		+35.65%		+3.95%		+3.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,4

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16-3/31/24

See page 7 for Performance Summary footnotes.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$1.131927

Total Annual Operating Expenses7

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

5. Assumes reinvestment of distributions based on market price.

6. Source: FactSet. The Underlying Index, the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. The Linked Morningstar® Emerging Markets Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Parent Index, the Morningstar® Emerging Markets Target Market Exposure Index-NR includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., emerging markets equity markets) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Linked Morningstar® Emerging Markets Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,122.70	$1.01	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin International Core Dividend Tilt Index ETF

This annual report for Franklin International Core Dividend Tilt Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM-NR (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® Developed Markets ex-North America Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and midcapitalization stocks representing the top 85% of the investable universe (i.e., developed markets equity markets excluding North America) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +15.58% based on market price and +15.53% based on net asset value (NAV). The Underlying Index, the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM-NR, posted a cumulative total return of +15.42%.2 The Linked Morningstar® Developed Markets ex-North America Dividend

1. The Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 57.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Enhanced Select Index-NR, which measures the performance of the Underlying Index, posted a +15.34% cumulative total return.2 The Parent Index, the Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR posted a cumulative total return of +15.78%2 The Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR, which measures the performance of the Parent Index, posted a +15.78% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets
Europe	59.3%
Asia	27.3%
Australia & New Zealand	11.1%
Middle East & Africa	0.7%
North America	0.7%
Short-Term Investments & Other Net Assets	0.9%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	13.0%
Pharmaceuticals	10.2%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.3%
Automobiles	5.0%
Metals & Mining	4.1%
Oil, Gas & Consumable Fuels	3.4%
Chemicals	2.9%
Capital Markets	2.8%
Textiles, Apparel & Luxury Goods	2.8%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Novo Nordisk AS, Class B Pharmaceuticals, Denmark	2.5%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.3%
Toyota Motor Corp. Automobiles, Japan	1.7%
Nestle SA Food Products, Switzerland	1.6%
Novartis AG Pharmaceuticals, Switzerland	1.5%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.4%
HSBC Holdings PLC Banks, United Kingdom	1.3%
Roche Holding AG Pharmaceuticals, Switzerland	1.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.2%
SAP SE Software, Germany	1.2%

Top 10 Countries

3/31/24

% of Total Net Assets
Japan	22.1%
United Kingdom	12.1%
Australia	10.8%
France	9.6%
Switzerland	8.7%
Germany	8.1%
Netherlands	5.0%
Italy	4.3%
Denmark	3.1%
Hong Kong	2.8%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, information technology, and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Novo Nordisk, ASML Holding, and Tokyo Electron.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples and real estate. Individual holdings that hindered the Fund’s absolute return included Nestle, Bayer, and AIA Group.

Thank you for your participation in Franklin International Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]				Average Annual Total Return[3]
	Based on NAV	[4]	Based on market price	[5]	Based on NAV	[4]	Based on market price	[5]
1-Year	+15.53%		+15.58%		+15.53%		+15.58%
3-Year	+36.81%		+36.31%		+11.01%		+10.88%
5-Year	+62.06%		+62.06%		+10.14%		+10.14%
Since Inception (6/1/16)	+95.32%		+96.42%		+8.93%		+9.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,4

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16-3/31/24

See page 14 for Performance Summary footnotes.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.947431

Total Annual Operating Expenses7

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

5. Assumes reinvestment of distributions based on market price.

6. Source: FactSet. The Underlying Index, the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. The Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Parent Index, the Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR includes large-and mid-capitalization stocks representing the top 85% of the investable universe (i.e., developed markets equity markets excluding North America) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,157.30	$0.49	$1,024.55	$0.46	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin U.S. Core Dividend Tilt Index ETF

This annual report for Franklin U.S. Core Dividend Tilt Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM-NR (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® US Target Market Exposure Index-NR (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +28.00% based on market price and +27.72% based on net asset value (NAV). The Underlying Index, the Morningstar® US Dividend Enhanced Select IndexSM-NR, posted a cumulative total return of +27.80%.2 The Linked Morningstar® US Dividend Enhanced Select

1. The Morningstar® US Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 69.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

IndexSM-NR, which measures the performance of the Underlying Index, posted a +27.80% cumulative total return.2 The Parent Index, the Morningstar® US Target Market Exposure IndexSM-NR posted a cumulative total return of +30.33%.2 The Linked Morningstar® US Target Market Exposure Index-NR, which measures by the performance of the Parent Index, posted a +30.33% cumulative total return for the same period.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets

North America	98.8%

Europe	0.5%

Latin America & Caribbean	0.2%

Short-Term Investments & Other Net Assets	0.5%
*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Semiconductors & Semiconductor Equipment	11.9%

Software	11.4%

Interactive Media & Services	5.9%

Computers & Peripherals	5.7%

Pharmaceuticals	5.3%

Banks	5.0%

Oil, Gas & Consumable Fuels	4.5%

Capital Markets	4.3%

Broadline Retail	4.1%

Electric Utilities	2.8%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
Microsoft Corp. Information Technology	7.3%
Apple, Inc. Information Technology	5.7%
NVIDIA Corp. Information Technology	4.4%
Amazon.com, Inc. Consumer Discretionary	3.8%
Meta Platforms, Inc., Class A Communication Services	2.3%
Alphabet, Inc., Class A Communication Services	1.9%
Alphabet, Inc., Class C Communication Services	1.7%
Broadcom, Inc. Information Technology	1.7%
Eli Lilly & Co. Health Care	1.4%
JPMorgan Chase & Co. Financials	1.3%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, financials, and communication services. Individual holdings that lifted the Fund’s absolute return included NVIDIA, Microsoft, and Amazon.com.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were utilities, consumer staples, and materials. Individual holdings that hindered the Fund’s absolute return included Pfizer, United Parcel Service, and Bristol Myers Squibb.

As of March 31, 2024, the Franklin U.S. Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of March 31, 2024, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian-related developments and will seek to dispose of such securities as soon as it is practicable.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	17

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Thank you for your participation in Franklin U.S. Core Dividend Tilt Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+27.72%	+28.00%	+27.72%	+28.00%
3-Year	+31.64%	+31.85%	+9.60%	+9.65%
5-Year	+65.99%	+66.35%	+10.67%	+10.71%
Since Inception (6/1/16)	+101.68%	+101.95%	+9.37%	+9.39%

Distribution Rate[6]	30-Day Standardized Yield[7]
1.21%	2.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16-3/31/24

See page 21 for Performance Summary footnotes.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.790249

Total Annual Operating Expenses9

0.06%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Source: FactSet. The Underlying Index, the Morningstar® US Dividend Enhanced Select IndexSM-NR is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. The Linked Morningstar® US Dividend Enhanced Select IndexSM-NR measures the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Underlying Index reflects no deduction for fees, expenses or taxes. The LibertyQ Global Dividend Index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Parent Index, the Morningstar® US Target Market Exposure Index-NR includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Linked Morningstar® US Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. The Parent Index reflects no deduction for fees, expenses or taxes. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,230.80	$0.33	$1,024.70	$0.30	0.06%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin U.S. Large Cap Multifactor Index ETF

This annual report for Franklin U.S. Large Cap Multifactor Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy’?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying U.S. Large Cap Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index. The U.S. Large Cap Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell. The U.S. Large Cap Underlying Index is based on the Russell 1000® Index1 using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 1000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +30.60% based on market price and +30.68% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +30.85% cumulative total return for the same period, while the Russell 1000® Index posted a +29.87% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

1.The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2.Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 76.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Information Technology	36.0%

Health Care	17.5%

Consumer Discretionary	10.2%

Financials	9.5%

Industrials	9.4%

Communication Services	8.4%

Consumer Staples	2.4%

Energy	2.3%

Materials	1.9%

Real Estate	1.6%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
Microsoft Corp. Information Technology	7.3%
Apple, Inc. Information Technology	5.4%
NVIDIA Corp. Information Technology	3.7%
Amazon.com, Inc. Consumer Discretionary	3.0%
Meta Platforms, Inc., Class A Communication Services	2.4%
Broadcom, Inc. Information Technology	1.9%
Alphabet, Inc., Class A Communication Services	1.8%
Visa, Inc., Class A Financials	1.8%
UnitedHealth Group, Inc. Health Care	1.8%
Mastercard, Inc., Class A Financials	1.8%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, consumer discretionary and industrials. Individual holdings that lifted the Fund’s absolute return included Microsoft, NVIDIA, and Eli Lilly.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were utilities and consumer staples. Individual holdings that hindered the Fund’s absolute return included Pfizer, AT&T, and General Mills.

Thank you for your participation in Franklin U.S. Large Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Annual Report	franklintempleton.com

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]				Average Annual Total Return[3]
	Based on NAV	[4]	Based on market price	[5]	Based on NAV	[4]	Based on market price	[5]
1-Year	+30.68%		+30.60%		+30.68%		+30.60%
3-Year	+40.58%		+40.46%		+12.02%		+11.99%
5-Year	+86.96%		+86.89%		+13.33%		+13.32%
Since Inception (4/26/17)	+138.31%		+138.22%		+13.35%		+13.35%

Distribution Rate[6]	30-Day Standardized Yield[7]
0.80%	1.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17-3/31/24

See page 27 for Performance Summary footnotes.

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FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.679638

Total Annual Operating Expenses9

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Source: FactSet. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	27

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 10/1/23	Value 3/31/24	10/1/23–3/31/24[1,2]	Value 3/31/24	10/1/23–3/31/24[1]	Expense Ratio
$1,000.00	$1,246.10	$0.84	$1,024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

28	Annual Report	franklintempleton.com

Franklin U.S. Mid Cap Multifactor Index ETF

This annual report for Franklin U.S. Mid Cap Multifactor Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the U.S. Mid Cap Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index1 using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell Midcap® Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid-capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +25.21% based on market price and +25.04% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +25.44% cumulative total return for the same period, while the Russell Midcap® Index posted a +22.35% cumulative total return for the same period.2

1. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 82.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

You can find more of the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Industrials	22.7%
Consumer Discretionary	17.8%
Information Technology	12.2%
Financials	12.0%
Health Care	8.4%
Materials	6.8%
Energy	6.6%
Consumer Staples	5.3%
Real Estate	4.2%
Utilities	2.1%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were industrials, consumer discretionary, and information technology. Individual holdings that lifted the Fund’s absolute return included Builders FirstSource, Williams-Sonoma, and Fair Isaac.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were utilities and consumer staples. Individual holdings that hindered the Fund’s absolute return included Paycom Software, Mettler-Toledo, and American Water Works.

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
Trane Technologies PLC Industrials	1.1%
Fastenal Co. Industrials	1.1%
WW Grainger, Inc. Industrials	1.1%
Kroger Co. Consumer Staples	1.1%
DR Horton, Inc. Consumer Discretionary	1.1%
Diamondback Energy, Inc. Energy	1.1%
Builders FirstSource, Inc. Industrials	1.1%
Ferguson PLC Industrials	1.1%
Phillips 66 Energy	1.1%
Discover Financial Services Financials	1.1%

Thank you for your participation in Franklin U.S. Mid Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

30	Annual Report	franklintempleton.com

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	31

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+25.04%	+25.21%	+25.04%	+25.21%
3-Year	+36.01%	+35.83%	+10.80%	+10.75%
5-Year	+88.18%	+88.08%	+13.48%	+13.47%
Since Inception (4/26/17)	+129.79%	+129.87%	+12.76%	+12.76%

Distribution Rate[6]	30-Day Standardized Yield[7]
0.62%	1.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 34 for Performance Summary footnotes.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17-3/31/24

See page 34 for Performance Summary footnotes.

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FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.606012

Total Annual Operating Expenses9

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Source: FactSet. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

34	Annual Report	franklintempleton.com

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,252.40	$1.69	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	35

Franklin U.S. Small Cap Multifactor Index ETF

This annual report for Franklin U.S. Small Cap Multifactor Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the U.S. Small Cap Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Small Cap Underlying Index is based on the Russell 2000®1 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 2000® Indexisa subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

Q. What were the overall market conditions during the Funds’ reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +20.74% based on market price and +20.59% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +21.05% cumulative total return for the same period, while the Russell 2000® Index posted a +19.71% cumulative total return.2

You can find more of the Fund’s performance data in the Performance Summary beginning on page 38.

1. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 88.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Industrials	23.7%
Consumer Discretionary	17.5%
Information Technology	14.0%
Financials	9.8%
Consumer Staples	8.2%
Health Care	6.8%
Energy	6.1%
Utilities	4.1%
Materials	3.7%
Real Estate	3.6%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
MicroStrategy, Inc., Class A Information Technology	1.4%
Comfort Systems USA, Inc. Industrials	1.4%
elf Beauty, Inc. Consumer Staples	1.3%
Simpson Manufacturing Co., Inc. Industrials	1.1%
Applied Industrial Technologies, Inc. Industrials	1.1%
Sprouts Farmers Market, Inc. Consumer Staples	1.0%
Chord Energy Corp. Energy	1.0%
BellRing Brands, Inc. Consumer Staples	0.9%
UFP Industries, Inc. Industrials	0.9%
SPS Commerce, Inc. Information Technology	0.9%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were industrials, consumer discretionary, and financials. Individual holdings that lifted the Fund’s absolute return included MicroStrategy, Abercrombie & Fitch, and Comfort Systems USA.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were utilities and health care. Individual holdings that hindered the Fund’s absolute return included Forward Air, Nu Skin Enterprises, and Axcelis Technologies.

Thank you for your participation in Franklin U.S. Small Cap Multifactor Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tablesand graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+20.59%	+20.74%	+20.59%	+20.74%
3-Year	+15.53%	+15.36%	+4.93%	+4.88%
5-Year	+56.95%	+56.99%	+9.43%	+9.44%
Since Inception (4/26/17)	+75.32%	+75.49%	+8.44%	+8.46%

Distribution Rate[6]	30-Day Standardized Yield[7]
0.36%	1.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 40 for Performance Summary footnotes.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17-3/31/24

See page 40 for Performance Summary footnotes.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.493875

Total Annual Operating Expenses9

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Source: FactSet. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,191.30	$1.92	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Emerging Market Core Dividend Tilt Index ETF

	Year Ended March 31,
	2024		2023	2022	2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.88		$28.33	$30.78	$22.20		$29.70

Income from investment operations[a]:

Net investment income[b]	1.07		1.39	1.32	0.84		1.24

Net realized and unrealized gains (losses)	1.86		(4.42)	(2.55)	8.55		(6.96)

Total from investment operations	2.93		(3.03)	(1.23)	9.39		(5.72)

Less distributions from net investment income	(1.13)		(1.42)	(1.22)	(0.81)		(1.78)

Net asset value, end of year	$25.68		$23.88	$28.33	$30.78		$22.20

Total return[c]	12.67%		(10.36)%	(4.21)%	42.57%		(20.55)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.19%		0.29%	0.45%	0.45%		0.49%

Expenses net of waiver and payments by affiliates	0.19%		0.29%	0.45%	0.45%		0.49%

Net investment income	4.47%		5.83%	4.28%	3.15%		4.26%

Supplemental data

Net assets, end of year (000’s)	$12,838		$11,939	$17,000	$24,627		$57,711

Portfolio turnover rate[e]	51.44%	[f]	110.78% [f]	34.27% [f]	40.22%	[f]	44.11% [f]

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Ratios are annualized for periods less than one year.

e Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	51.44%	110.78%	34.27%	36.91%	41.78%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Emerging Market Core Dividend Tilt Index ETF

		Industry	Shares	Value
	Common Stocks 97.1%
	Brazil 3.3%
	Alupar Investimento SA, UNIT	Electric Utilities	1,040	$6,349
	Ambev SA	Beverages	23,500	58,638
	BB Seguridade Participacoes SA	Insurance	3,700	24,038
	Cia Energetica de Minas Gerais	Electric Utilities	1,500	4,375
	Cia Siderurgica Nacional SA	Metals & Mining	3,500	10,978
	CPFL Energia SA	Electric Utilities	1,000	6,954
	CSN Mineracao SA	Metals & Mining	3,000	3,177
	Energisa SA	Electric Utilities	1,500	14,345
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	1,500	12,065
	Itausa SA	Banks	4,500	9,404
	Lojas Renner SA	Specialty Retail	4,500	15,265
	Neoenergia SA	Electric Utilities	3,000	12,196
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,000	76,475
	Porto Seguro SA	Insurance	1,000	6,249
	Telefonica Brasil SA	Diversified Telecommunication Services	2,000	20,218
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,000	7,254
	Vale SA	Metals & Mining	11,200	136,108

				424,088

	Chile 0.8%
	AntarChile SA	Industrial Conglomerates	730	5,740
	Banco de Chile	Banks	235,885	26,214
a	Banco de Credito e Inversiones SA	Banks	480	13,707
	Banco Santander Chile	Banks	341,165	16,974
	Cencosud SA	Consumer Staples Distribution & Retail	7,950	13,779
	Cencosud Shopping SA	Real Estate Management & Development	2,325	3,556
	Cia Sud Americana de Vapores SA	Marine Transportation	86,135	6,472
	Empresas CMPC SA	Paper & Forest Products	6,340	12,869
	Quinenco SA	Industrial Conglomerates	1,610	5,663

				104,974

	China 25.1%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,000	2,398
	Agricultural Bank of China Ltd., Class A	Banks	62,500	36,413
	Agricultural Bank of China Ltd., Class H	Banks	145,000	61,139
b	Alibaba Group Holding Ltd., Class A	Broadline Retail	20,500	184,007
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	4,603
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,170	12,834
	Anhui Kouzi Distillery Co. Ltd., Class A	Beverages	500	2,782
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	2,840	30,191
b	Autohome, Inc., Class A	Interactive Media & Services	1,500	9,928
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,598
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	1,968
	Bank of Beijing Co. Ltd., Class A	Banks	8,000	6,237
	Bank of Changsha Co. Ltd., Class A	Banks	2,000	2,135
	Bank of Chengdu Co. Ltd., Class A	Banks	1,500	2,810
	Bank of China Ltd., Class H	Banks	305,000	125,874
	Bank of Communications Co. Ltd., Class A	Banks	15,500	13,535
	Bank of Communications Co. Ltd., Class H	Banks	40,000	26,270
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,500	3,826
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,000	7,617
	Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,936
	Bank of Shanghai Co. Ltd., Class A	Banks	6,000	5,553
	Bank of Suzhou Co. Ltd., Class A	Banks	1,000	986
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	7,251

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BOC Hong Kong Holdings Ltd.	Banks	20,000	$53,536
	C&D International Investment Group Ltd.	Real Estate Management & Development	5,000	8,727
	China CITIC Bank Corp. Ltd., Class H	Banks	50,000	26,640
	China Construction Bank Corp., Class A	Banks	2,000	1,892
	China Construction Bank Corp., Class H	Banks	280,000	168,863
	China Everbright Bank Co. Ltd., Class A	Banks	18,000	7,735
	China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,312
c	China Feihe Ltd.	Food Products	20,000	9,404
	China Jushi Co. Ltd., Class A	Construction Materials	1,000	1,485
	China Lesso Group Holdings Ltd.	Building Products	5,000	2,370
	China Life Insurance Co. Ltd., Class H	Insurance	41,000	49,191
	China Longyuan Power Group Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	2,580
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	7,002
	China Medical System Holdings Ltd.	Pharmaceuticals	7,000	7,352
	China Merchants Bank Co. Ltd., Class A	Banks	8,000	35,480
	China Merchants Bank Co. Ltd., Class H	Banks	17,500	69,204
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	2,000	3,113
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	8,003
	China Minsheng Banking Corp. Ltd., Class A	Banks	14,500	8,088
	China Minsheng Banking Corp. Ltd., Class H	Banks	37,500	12,985
	China National Building Material Co. Ltd., Class H	Construction Materials	19,000	6,530
	China National Medicines Corp. Ltd., Class A	Health Care Providers & Services	500	2,273
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	22,500	32,371
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	3,000	9,504
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	14,000	24,507
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	18,500	16,282
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	130,000	73,750
	China Railway Group Ltd., Class A	Construction & Engineering	3,500	3,379
	China Railway Group Ltd., Class H	Construction & Engineering	10,000	4,945
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	3,345	2,594
c	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	10,000	3,808
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	10,000	1,520
c	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,000	9,487
c	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	2,500	1,597
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	23,331
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	13,460
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,500	68,757
	China Taiping Insurance Holdings Co. Ltd.	Insurance	7,000	6,127
c	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	240,000	27,599
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,500	5,578
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	12,500	8,657
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,500	32,620
	China Zheshang Bank Co. Ltd., Class A	Banks	7,500	3,089
	China Zheshang Bank Co. Ltd., Class H	Banks	15,000	4,389
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,776
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	1,000	2,314
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	2,500	1,335

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	500	$930
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	2,567
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	4,140
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	10,000	14,745
	CITIC Ltd., Class B	Industrial Conglomerates	35,000	33,630
	COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,322
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	2,000	642
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	15,000	15,773
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	48,000	37,718
	Daqin Railway Co. Ltd., Class A	Ground Transportation	7,000	7,096
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	1,470
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	500	977
	Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	1,500	591
	ENN Energy Holdings Ltd.	Gas Utilities	4,000	30,819
	Focus Media Information Technology Co. Ltd., Class A	Media	6,000	5,388
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	12,545
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	1,000	5,958
c	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	16,109
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	110,000	17,990
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,500	4,521
	Giant Network Group Co. Ltd., Class A	Entertainment	1,000	1,646
	Goneo Group Co. Ltd., Class A	Electrical Equipment	200	2,844
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	10,829
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,049
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	500	404
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	2,380
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	1,000	3,062
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	2,500	1,921
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	5,731
c	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	4,385
b	H World Group Ltd.	Hotels, Restaurants & Leisure	500	1,936
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	1,994
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	500	848
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	1,000	2,741
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	5,423
	Hengan International Group Co. Ltd.	Personal Care Products	3,250	10,236
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,500	1,859
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	1,660
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	2,839
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	5,354
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	2,289
	Huatai Securities Co. Ltd., Class A	Capital Markets	3,000	5,801
c	Huatai Securities Co. Ltd., Class H	Capital Markets	8,000	9,138
	Huaxia Bank Co. Ltd., Class A	Banks	6,500	5,801
	Huaxin Cement Co. Ltd., Class A	Construction Materials	500	941

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,000	$874
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,452
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,578
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	500	1,260
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	1,822
	Industrial & Commercial Bank of China Ltd., Class A	Banks	27,500	19,999
	Industrial & Commercial Bank of China Ltd., Class H	Banks	240,000	120,821
	Industrial Bank Co. Ltd., Class A	Banks	8,500	18,474
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	700	1,058
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,000	1,874
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,500	1,779
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	1,267
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	9,607
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,500	10,505
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,539
b	JD.com, Inc., Class A	Broadline Retail	6,250	86,166
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	802
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	6,141
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	500	6,725
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,000	1,567
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	500	1,245
c	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	1,000	1,172
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,000	2,220
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	6,811
	LB Group Co. Ltd., Class A	Chemicals	1,000	2,609
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	35,000	40,561
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	33,221
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	3,000	2,268
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,508
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,405
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	11,420	16,138
a,b,c	Meituan, Class B	Hotels, Restaurants & Leisure	3,500	43,289
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,000	1,296
	Minth Group Ltd.	Automobile Components	3,340	5,275
b	NetEase, Inc.	Entertainment	2,317	48,197
	New China Life Insurance Co. Ltd., Class A	Insurance	1,000	4,107
	New China Life Insurance Co. Ltd., Class H	Insurance	5,000	8,855
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	500	4,352
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	45,000	14,374
	Perfect World Co. Ltd., Class A	Entertainment	1,000	1,450
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	116,000	99,156
	PICC Property & Casualty Co. Ltd., Class H	Insurance	38,000	50,107
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	16,863
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	23,700	100,082

46	Annual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,500	$6,916
	Postal Savings Bank of China Co. Ltd., Class A	Banks	14,000	9,159
c	Postal Savings Bank of China Co. Ltd., Class H	Banks	55,000	28,742
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,500	1,527
c	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	5,000	2,939
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	13,823
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	1,938
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	1,179
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	14,000	8,729
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	500	1,227
	Shanghai Baosight Software Co. Ltd., Class A	Software	1,000	5,227
	Shanghai Baosight Software Co. Ltd., Class B	Software	3,500	7,136
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,000	2,332
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	4,000	5,775
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	12,000	11,784
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	1,000	2,656
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,000	843
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	3,554
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,850
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,373
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	295	6,837
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	37,872
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	1,389
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	3,500	3,654
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	1,060
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	500	2,529
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	7,200	18,445
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,225
	Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,881
c	Smoore International Holdings Ltd.	Tobacco	3,000	2,553
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	10,000	1,993
	TBEA Co. Ltd., Class A	Electrical Equipment	2,000	4,220
b	Tencent Holdings Ltd.	Interactive Media & Services	6,500	252,311
	Tianqi Lithium Corp., Class A	Chemicals	500	3,304
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	1,500	1,362
	Tingyi Cayman Islands Holding Corp.	Food Products	2,000	2,193
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	6,851
c	Topsports International Holdings Ltd.	Specialty Retail	10,000	6,695
	Uni-President China Holdings Ltd.	Food Products	5,000	3,558
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	953
	Want Want China Holdings Ltd.	Food Products	25,000	14,758
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	1,455
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,519

franklintempleton.com	Annual Report	47

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	$1,992
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,500	31,715
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,413
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	25,000	19,357
c	Yadea Group Holdings Ltd.	Automobiles	6,000	9,721
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	6,553
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	21,006
	YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	500	3,287
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	1,953
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	10,000	5,507
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	3,498
	Yutong Bus Co. Ltd., Class A	Machinery	1,000	2,737
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,603
	Zhejiang Supor Co. Ltd., Class A	Household Durables	500	4,008
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	1,060
	Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	6,930
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,500	1,525
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,500	2,827
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	7,000	4,338
b	ZTO Express Cayman, Inc.	Air Freight & Logistics	1,500	32,543

				3,218,244

	Colombia 0.4%
	Banco de Bogota SA	Banks	430	3,004
	Bancolombia SA	Banks	1,440	12,771
	Ecopetrol SA	Oil, Gas & Consumable Fuels	28,255	15,168
	Grupo de Inversiones Suramericana SA	Financial Services	345	2,688
	Grupo Energia Bogota SA ESP	Gas Utilities	13,710	8,406
	Interconexion Electrica SA ESP	Electric Utilities	2,190	11,207

				53,244

	Czech Republic 0.3%
	CEZ AS	Electric Utilities	845	30,208
	Komercni Banka AS	Banks	330	11,840

				42,048

	Greece 0.5%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,135	16,757
	Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	295	2,657
	Jumbo SA	Specialty Retail	600	17,302
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	285	8,501
	Mytilineos SA	Industrial Conglomerates	40	1,545
	OPAP SA	Hotels, Restaurants & Leisure	1,005	18,104

				64,866

	Hong Kong 1.6%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	4,446
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	9,992
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	20,000	7,768
	China Gas Holdings Ltd., Class A	Gas Utilities	14,000	12,629
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	10,254
	China Resources Gas Group Ltd., Class A	Gas Utilities	5,000	15,940

48	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	China Resources Land Ltd., Class H	Real Estate Management & Development	17,000	$53,760
	Far East Horizon Ltd.	Financial Services	10,000	7,411
	Geely Automobile Holdings Ltd.	Automobiles	30,000	35,418
	Guangdong Investment Ltd.	Water Utilities	15,000	6,421
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	3,699
	Orient Overseas International Ltd.	Marine Transportation	750	8,960
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	55,000	21,223
	Xinyi Glass Holdings Ltd.	Building Products	9,000	9,533

				207,454

	Hungary 0.3%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,955	15,861
	Richter Gedeon Nyrt	Pharmaceuticals	750	19,035

				34,896

	India 14.7%
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	500	11,002
	Ashok Leyland Ltd.	Machinery	7,600	15,605
	Asian Paints Ltd.	Chemicals	615	20,992
	Bajaj Auto Ltd.	Automobiles	345	37,842
	Bank of Baroda	Banks	4,720	14,943
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,135	37,089
	Bosch Ltd.	Automobile Components	45	16,203
	Britannia Industries Ltd.	Food Products	675	39,748
	Canara Bank	Banks	1,390	9,684
	Coal India Ltd.	Oil, Gas & Consumable Fuels	11,700	60,897
	Colgate-Palmolive India Ltd.	Personal Care Products	715	23,236
	Eicher Motors Ltd.	Automobiles	40	1,928
	Embassy Office Parks REIT	Office REITs	3,080	13,649
	GAIL India Ltd.	Gas Utilities	14,880	32,301
	HCL Technologies Ltd.	IT Services	5,175	95,775
c	HDFC Asset Management Co. Ltd.	Capital Markets	130	5,852
	HDFC Bank Ltd.	Banks	8,035	139,491
	Hero MotoCorp Ltd.	Automobiles	680	38,502
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,420	19,504
	Hindustan Unilever Ltd.	Personal Care Products	3,475	94,345
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,035	38,286
c	Indian Railway Finance Corp. Ltd.	Financial Services	6,155	10,505
	Indraprastha Gas Ltd.	Gas Utilities	1,945	10,047
	Info Edge India Ltd.	Interactive Media & Services	455	30,507
	Infosys Ltd.	IT Services	10,945	196,591
	ITC Ltd.	Tobacco	16,190	83,151
c	LTIMindtree Ltd.	IT Services	375	22,204
	Marico Ltd.	Food Products	3,155	18,808
	Mphasis Ltd.	IT Services	470	13,457
	Muthoot Finance Ltd.	Consumer Finance	240	4,260
	Nestle India Ltd.	Food Products	285	8,961
	NHPC Ltd.	Independent Power Producers & Energy Traders	15,225	16,375
	NMDC Ltd.	Metals & Mining	5,750	13,909
	NTPC Ltd.	Independent Power Producers & Energy Traders	12,890	51,898
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	19,660	63,186
	Oracle Financial Services Software Ltd.	Software	120	12,624
	Persistent Systems Ltd.	IT Services	470	22,454
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,115	9,830
	Power Finance Corp. Ltd.	Financial Services	6,765	31,654
	Power Grid Corp. of India Ltd.	Electric Utilities	23,610	78,386
	REC Ltd.	Financial Services	5,685	30,742
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,255	44,717

franklintempleton.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Shree Cement Ltd.	Construction Materials	5	$1,540
	Shriram Finance Ltd.	Consumer Finance	1,290	36,499
	State Bank of India	Banks	190	1,714
	Tata Communications Ltd.	Diversified Telecommunication Services	580	13,981
	Tata Consultancy Services Ltd.	IT Services	2,695	125,256
	Tata Consumer Products Ltd.	Food Products	710	9,332
	Tata Steel Ltd.	Metals & Mining	5,165	9,652
	Tech Mahindra Ltd.	IT Services	3,820	57,165
	Union Bank of India Ltd.	Banks	6,515	11,991
	Vedanta Ltd.	Metals & Mining	6,105	19,885
a	Zomato Ltd.	Hotels, Restaurants & Leisure	25,325	55,294

				1,883,449

	Indonesia 2.3%
	Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	66,500	11,325
	Aneka Tambang Tbk. PT	Metals & Mining	44,000	4,440
	Astra International Tbk. PT, Class H	Industrial Conglomerates	110,500	35,892
	Bank Mandiri Persero Tbk. PT, Class A	Banks	70,500	32,237
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	277,000	105,699
	Bayan Resources Tbk. PT	Oil, Gas & Consumable Fuels	14,000	16,777
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	19,500	3,653
	Gudang Garam Tbk. PT	Tobacco	2,500	3,138
	Indofood Sukses Makmur Tbk. PT	Food Products	24,500	9,851
	Semen Indonesia Persero Tbk. PT	Construction Materials	18,500	6,884
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	240,500	52,635
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	20,000	2,371
	Unilever Indonesia Tbk. PT	Household Products	33,000	5,620
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	7,500	11,436

				301,958

	Kuwait 0.5%
	Kuwait Finance House KSCP	Banks	22,915	59,299

	Malaysia 2.5%
	AMMB Holdings Bhd.	Banks	13,000	11,454
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	14,500	8,241
	CIMB Group Holdings Bhd., Class A	Banks	43,500	60,200
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,000	9,229
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,500	2,356
	KLCCP Stapled Group	Diversified REITs	3,500	5,502
	Malayan Banking Bhd.	Banks	39,000	79,516
	Maxis Bhd.	Wireless Telecommunication Services	16,500	11,748
	MISC Bhd.	Marine Transportation	12,000	19,396
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	2,000	9,085
	Petronas Gas Bhd.	Gas Utilities	4,000	14,824
	RHB Bank Bhd.	Banks	20,500	24,428
	Sime Darby Bhd.	Industrial Conglomerates	16,000	8,789
	Tenaga Nasional Bhd.	Electric Utilities	24,000	56,995
	Westports Holdings Bhd.	Transportation Infrastructure	5,500	4,474

				326,237

	Mexico 2.8%
	Coca-Cola Femsa SAB de CV	Beverages	2,880	27,789
	Fibra Uno Administracion SA de CV	Diversified REITs	15,410	25,597
c	GMexico Transportes SAB de CV, Class C	Ground Transportation	3,040	6,670
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	2,160	34,698
	Grupo Financiero Banorte SAB de CV, Class O	Banks	11,135	118,151
	Grupo Mexico SAB de CV, Class B	Metals & Mining	1,650	9,741

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	8,095	$18,799
	Orbia Advance Corp. SAB de CV	Chemicals	4,500	9,403
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	25,510	102,827

				353,675

	Peru 0.1%
	Credicorp Ltd.	Banks	100	16,943

	Philippines 0.2%
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,500	4,736
	Manila Electric Co.	Electric Utilities	1,750	11,114
	PLDT, Inc.	Wireless Telecommunication Services	450	10,967

				26,817

	Russia 0.0%†
a,d	Alrosa PJSC	Metals & Mining	54,971	—
a,d	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
a,d	Inter RAO UES PJSC	Electric Utilities	811,741	—
a,d	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
a,d	MMC Norilsk Nickel PJSC	Metals & Mining	693	—
a,d	Moscow Exchange MICEX-Rates PJSC	Capital Markets	21,224	—
a,d	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
d	PhosAgro PJSC	Chemicals	1,073	—
a,d	PhosAgro PJSC	Chemicals	21	—
a,d,e	PhosAgro PJSC, GDR	Chemicals	1	—
a,d	Polyus PJSC	Metals & Mining	756	—
a,d	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
a,d	Severstal PAO	Metals & Mining	6,090	—
a,d	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
a,d	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
a,d	United Co. RUSAL International PJSC	Metals & Mining	24,749	—

				—

	Saudi Arabia 4.6%
	Banque Saudi Fransi	Banks	3,245	32,965
	Jarir Marketing Co.	Specialty Retail	3,335	12,893
	Riyad Bank	Banks	7,725	60,556
	SABIC Agri-Nutrients Co.	Chemicals	1,265	40,812
	Sahara International Petrochemical Co.	Chemicals	1,965	16,425
c	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	13,010	107,015
	Saudi Awwal Bank	Banks	4,280	45,647
	Saudi Basic Industries Corp.	Chemicals	4,325	90,294
	Saudi Electricity Co.	Electric Utilities	725	3,816
	Saudi Industrial Investment Group	Chemicals	1,915	11,836
	Saudi Investment Bank	Banks	2,655	11,680
	Saudi National Bank	Banks	4,915	52,682
	Saudi Telecom Co.	Diversified Telecommunication Services	9,130	96,400
	Yanbu National Petrochemical Co.	Chemicals	1,275	12,833

				595,854

	Singapore 0.1%
c	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,000	7,705

	South Africa 3.5%
	Absa Group Ltd.	Banks	4,575	35,788
	African Rainbow Minerals Ltd.	Metals & Mining	630	5,472
	Anglo American Platinum Ltd.	Metals & Mining	305	12,378
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,205	10,753
	FirstRand Ltd.	Financial Services	27,960	91,146

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Africa (continued)
	Gold Fields Ltd.	Metals & Mining	765	$12,277
	Growthpoint Properties Ltd.	Diversified REITs	17,600	10,465
	Impala Platinum Holdings Ltd.	Metals & Mining	4,805	19,871
	Kumba Iron Ore Ltd.	Metals & Mining	310	7,568
	Mr Price Group Ltd.	Specialty Retail	1,350	12,391
	Nedbank Group Ltd.	Banks	2,220	26,808
	Northam Platinum Holdings Ltd.	Metals & Mining	2,100	12,524
	Old Mutual Ltd.	Insurance	25,015	15,522
	Sanlam Ltd.	Insurance	9,330	34,189
	Santam Ltd.	Insurance	180	2,832
	Sasol Ltd.	Chemicals	3,075	23,772
	Sibanye Stillwater Ltd.	Metals & Mining	15,335	17,565
	Standard Bank Group Ltd.	Banks	7,115	69,601
	Vodacom Group Ltd.	Wireless Telecommunication Services	2,750	14,312
	Woolworths Holdings Ltd.	Broadline Retail	4,990	15,603

				450,837

	South Korea 7.0%
	BNK Financial Group, Inc., Class H	Banks	1,560	9,004
	DB Insurance Co. Ltd., Class A	Insurance	245	17,234
a	Ecopro BM Co. Ltd.	Electrical Equipment	10	2,035
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	100	5,222
	GS Holdings Corp.	Industrial Conglomerates	155	5,555
	Hana Financial Group, Inc.	Banks	1,495	64,075
	Hanon Systems	Automobile Components	880	3,837
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	240	12,818
	HMM Co. Ltd.	Marine Transportation	1,550	18,099
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	100	12,932
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	295	6,683
	Hyundai Motor Co.	Automobiles	525	90,864
	Industrial Bank of Korea	Banks	1,445	14,490
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	635	7,684
	KB Financial Group, Inc.	Banks	1,365	70,468
	KT&G Corp.	Tobacco	570	39,588
	LG Corp.	Industrial Conglomerates	35	2,275
	LG Uplus Corp.	Diversified Telecommunication Services	1,155	8,554
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,145	376,117
	Samsung Securities Co. Ltd.	Capital Markets	345	10,276
	Shinhan Financial Group Co. Ltd.	Banks	590	20,160
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	290	39,421
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	580	22,618
	Woori Financial Group, Inc.	Banks	3,570	37,974

				897,983

	Taiwan 22.5%
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	10,000	14,623
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	150	3,257
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	85,522
	Asia Cement Corp.	Construction Materials	15,000	19,357
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,350	31,538
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	19,688
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,170	21,692
	Chailease Holding Co. Ltd., Class A	Financial Services	1,000	5,374
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	23,169
	China Steel Corp., Class A	Metals & Mining	15,000	11,202
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	21,000	82,678
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	20,000	22,623
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	10,000	106,551

52	Annual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,500	$29,559
Far Eastern New Century Corp.	Industrial Conglomerates	18,000	18,701
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	10,000	25,466
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	20,060
Formosa Plastics Corp.	Chemicals	27,000	58,128
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	13,592
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	21,748
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	40,000	187,480
Inventec Corp.	Technology Hardware, Storage & Peripherals	5,000	9,327
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	36,924
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,400	164,295
Mega Financial Holding Co. Ltd.	Banks	15,000	19,006
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,400	18,007
momo.com, Inc.	Broadline Retail	460	5,563
Nan Ya Plastics Corp.	Chemicals	32,040	56,064
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	6,265
Nien Made Enterprise Co. Ltd.	Household Durables	950	10,434
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,300	62,281
Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	35,059
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	15,000	16,943
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	25,060
President Chain Store Corp.	Consumer Staples Distribution & Retail	400	3,331
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	7,000	64,196
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	10,561
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,367	41,418
Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	18,129
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	13,998
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	22,386
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,500	18,490
Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	7,874
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	22,529
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	39,650	965,124
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	14,523
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,200	14,058
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	41,777
Uni-President Enterprises Corp.	Food Products	27,000	65,383
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	63,000	102,758
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	13,358
Voltronic Power Technology Corp.	Electrical Equipment	350	17,936
Walsin Lihwa Corp.	Electrical Equipment	15,000	17,600
Wan Hai Lines Ltd.	Marine Transportation	8,200	11,299
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	12,749
Wistron Corp.	Technology Hardware, Storage & Peripherals	6,000	23,435
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	350	24,825
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	26,969
Yang Ming Marine Transport Corp.	Marine Transportation	10,000	13,874
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	11,717

			2,887,533

Thailand 1.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,500	30,901
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	22,000	3,346
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	34,500	5,342
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,500	4,687
Home Product Center PCL, NVDR	Specialty Retail	23,000	6,682
Indorama Ventures PCL, NVDR	Chemicals	10,000	6,495
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	5,000	9,455
Krung Thai Bank PCL, NVDR	Banks	18,000	8,386

franklintempleton.com	Annual Report	53

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	Land & Houses PCL, NVDR	Real Estate Management & Development	20,500	$4,158
	Osotspa PCL, NVDR	Beverages	7,900	4,395
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	31,449
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	46,500	43,330
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,000	1,521
	Ratch Group PCL	Independent Power Producers & Energy Traders	1,000	761
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,500	7,338
	Thai Union Group PCL, NVDR	Food Products	12,000	4,769
	Tisco Financial Group PCL, NVDR	Banks	2,000	5,454
	TMBThanachart Bank PCL, NVDR	Banks	206,500	10,300

				188,769

	Turkey 0.8%
	Akbank TAS	Banks	18,270	26,418
	Ford Otomotiv Sanayi AS	Automobiles	385	13,471
	Turkiye Garanti Bankasi AS	Banks	2,925	6,193
	Turkiye Is Bankasi AS, Class C	Banks	54,005	19,014
	Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,800	26,261
a	Yapi ve Kredi Bankasi AS	Banks	19,990	16,893

				108,250

	United Arab Emirates 1.5%
	Abu Dhabi Islamic Bank PJSC	Banks	8,000	24,007
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,695	15,686
	Dubai Islamic Bank PJSC	Banks	15,945	25,314
	Emaar Development PJSC	Real Estate Management & Development	4,190	9,516
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	19,360	96,795
	First Abu Dhabi Bank PJSC	Banks	4,935	17,766

				189,084

	United States 0.2%
	JBS SA	Food Products	4,000	17,181
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	385	11,236

				28,417

	Total Common Stocks (Cost $12,759,257)			12,472,624

	Preferred Stocks 2.6%
	Brazil 1.5%
f	Cia Energetica de Minas Gerais, 10.139%, pfd.	Electric Utilities	8,000	20,074
f	Gerdau SA, 6.802%, pfd.	Metals & Mining	5,975	26,500
f	Itausa SA, 8.361%, pfd.	Banks	24,500	51,393
f	Petroleo Brasileiro SA, 7.947%, pfd.	Oil, Gas & Consumable Fuels	12,500	93,296

				191,263

	Chile 0.3%
f	Sociedad Quimica y Minera de Chile SA, Class B, 0.011%, pfd.	Electrical Equipment	835	40,605

	Colombia 0.2%
f	Bancolombia SA, 10.754%, pfd.	Banks	2,415	20,543
f	Grupo Aval Acciones y Valores SA, 9.674%, pfd.	Banks	23,020	2,561
f	Grupo de Inversiones Suramericana SA, 6.904%, pfd.	Financial Services	575	2,758

				25,862

	Russia 0.0%†
a,d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

54	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Emerging Market Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea 0.6%
f	Hyundai Motor Co., 8.789%, pfd.	Automobiles	125	$14,262
f	Hyundai Motor Co., 8.622%, pfd.	Automobiles	80	9,270
f	Samsung Electronics Co. Ltd., 2.125%, pfd.	Technology Hardware, Storage & Peripherals	1,010	51,016

				74,548

	Total Preferred Stocks (Cost $388,614)			332,278

	Total Investments (Cost $13,147,871) 99.7%			12,804,902
	Other Assets, less Liabilities 0.3%			33,310

	Net Assets 100.0%			$12,838,212

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bVariable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $352,727, representing 2.7% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $0, representing 0.0% of net assets.

fVariable rate security. The rate shown represents the yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$52,450	6/21/24	$153

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Core Dividend Tilt Index ETF

	Year Ended March 31,
	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$28.63	$28.65	$26.52	$22.55	$24.70

Income from investment operations[a]:

Net investment income[b]	1.07	1.21	1.00	0.73	0.89

Net realized and unrealized gains (losses)	3.31	0.43	1.93	5.27	(2.61)

Total from investment operations	4.38	1.64	2.93	6.00	(1.72)

Less distributions from:

Net investment income	(0.95)	(1.19)	(0.80)	(0.91)	(0.19)

Net realized gains	—	(0.47)	—	(1.12)	(0.24)

Total distributions	(0.95)	(1.66)	(0.80)	(2.03)	(0.43)

Net asset value, end of year	$32.06	$28.63	$28.65	$26.52	$22.55

Total return[c]	15.64%	6.56%	11.13%	27.54%	(7.12)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.11%[e]	0.12%	0.40%	0.40%	0.40%

Expenses net of waiver and payments by affiliates	0.11%[e]	0.12%	0.40%	0.40%	0.40%

Net investment income	3.64%	4.49%	3.54%	2.97%	3.44%

Supplemental data

Net assets, end of year (000’s)	$766,199	$240,459	$17,192	$13,260	$9,021

Portfolio turnover rate[f]	21.29%[g]	49.07%[g]	30.20%[g]	42.33%[g]	26.82%[g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

eExpense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	21.29%	49.07%	30.20%	41.62%	26.82%

56	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin International Core Dividend Tilt Index ETF

		Industry	Shares	Value
	Common Stocks 98.4%
	Australia 10.8%
	Ampol Ltd.	Oil, Gas & Consumable Fuels	34,636	$899,116
	ANZ Group Holdings Ltd.	Banks	275,567	5,285,529
	APA Group	Gas Utilities	174,709	958,573
	ASX Ltd.	Capital Markets	26,529	1,149,565
	Atlas Arteria Ltd.	Transportation Infrastructure	152,960	531,887
	Aurizon Holdings Ltd.	Ground Transportation	255,440	666,596
	BHP Group Ltd.	Metals & Mining	299,706	8,656,033
	Cochlear Ltd.	Health Care Equipment & Supplies	478	105,255
	Coles Group Ltd.	Consumer Staples Distribution & Retail	187,408	2,071,169
	Commonwealth Bank of Australia	Banks	74,329	5,835,556
	CSL Ltd.	Biotechnology	14,340	2,693,611
	Dexus	Office REITs	145,073	748,647
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	186,661	670,995
	Fortescue Ltd.	Metals & Mining	220,119	3,690,665
	Glencore PLC	Metals & Mining	1,012,404	5,567,136
	Goodman Group	Industrial REITs	7,226	159,388
	GPT Group	Diversified REITs	249,516	743,924
	IGO Ltd.	Metals & Mining	97,273	448,669
	Incitec Pivot Ltd.	Chemicals	259,315	488,922
	Macquarie Group Ltd.	Capital Markets	19,120	2,491,035
	Medibank Pvt Ltd.	Insurance	357,305	876,478
	Mirvac Group	Diversified REITs	189,649	291,996
	National Australia Bank Ltd.	Banks	145,790	3,294,728
	Northern Star Resources Ltd.	Metals & Mining	18,441	174,087
	Origin Energy Ltd.	Electric Utilities	95,696	574,375
	Pilbara Minerals Ltd.	Metals & Mining	225,535	563,542
	REA Group Ltd.	Interactive Media & Services	3,107	375,949
	Rio Tinto Ltd.	Metals & Mining	23,422	1,860,555
	Rio Tinto PLC	Metals & Mining	91,298	5,786,216
	Scentre Group	Retail REITs	657,728	1,454,655
	SEEK Ltd.	Interactive Media & Services	25,812	421,836
	Sonic Healthcare Ltd.	Health Care Providers & Services	29,905	573,790
	Stockland	Diversified REITs	323,606	1,023,935
	Telstra Group Ltd.	Diversified Telecommunication Services	561,411	1,413,781
	TPG Telecom Ltd.	Diversified Telecommunication Services	58,814	173,050
	Transurban Group	Transportation Infrastructure	419,445	3,644,963
	Treasury Wine Estates Ltd.	Beverages	24,173	196,342
	Vicinity Ltd.	Retail REITs	482,063	669,880
	Wesfarmers Ltd.	Broadline Retail	98,707	4,404,717

	Westpac Banking Corp.	Banks	200,999	3,422,538
	WiseTech Global Ltd.	Software	22,944	1,406,306
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	260,271	5,178,924
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	38,240	827,518

				82,472,432

	Austria 0.5%
	ANDRITZ AG	Machinery	7,226	451,076
a	BAWAG Group AG	Banks	10,755	681,824
	Erste Group Bank AG	Banks	11,472	511,697
	Mondi PLC	Paper & Forest Products	51,624	910,061
	OMV AG	Oil, Gas & Consumable Fuels	19,837	939,655
	Strabag SE	Construction & Engineering	1,992	84,011
b	Strabag SE	Construction & Engineering	488	18,973
	Verbund AG	Electric Utilities	3,486	255,071

				3,852,368

franklintempleton.com	Annual Report	57

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Belgium 0.5%
	Ageas SA	Insurance	21,678	$1,004,385
	KBC Group NV	Banks	30,592	2,293,592
	Solvay SA	Chemicals	10,038	274,278
	Warehouses De Pauw CVA	Industrial REITs	12,667	361,983

				3,934,238

	China 0.0%†
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools &Services	45,910	83,884

	Denmark 3.1%
	AP Moller – Maersk AS, Class A	Marine Transportation	370	473,315
	AP Moller – Maersk AS, Class B	Marine Transportation	516	671,962
	Coloplast AS, Class B	Health Care Equipment & Supplies	9,082	1,226,099
	Novo Nordisk AS, Class B	Pharmaceuticals	149,614	19,091,409
	Novonesis (Novozymes) B, Class B	Chemicals	14,579	855,341
a,b	Orsted AS	Electric Utilities	8,365	465,577
	Tryg AS	Insurance	27,410	564,353

				23,348,056

	Finland 1.7%
	Elisa OYJ	Diversified Telecommunication Services	19,598	875,207
	Fortum OYJ	Electric Utilities	57,838	714,912
	Kesko OYJ, Class A	Consumer Staples Distribution & Retail	13,705	259,912
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	39,123	731,608
	Kone OYJ, Class B	Machinery	51,832	2,414,915
	Metso OYJ	Machinery	46,127	548,238
	Neste OYJ	Oil, Gas & Consumable Fuels	7,475	202,632
	Nordea Bank Abp	Banks	453,622	5,056,931
	Orion OYJ, Class A	Pharmaceuticals	3,735	139,569
	Orion OYJ, Class B	Pharmaceuticals	14,579	544,316
	Sampo OYJ, Class A	Insurance	10,961	468,070
	Stora Enso OYJ, Class R	Paper & Forest Products	56,643	788,233
	UPM-Kymmene OYJ	Paper & Forest Products	6,931	231,077
	Wartsila OYJ Abp	Machinery	25,667	390,580

				13,366,200

	France 9.6%
	Air Liquide SA	Chemicals	13,145	2,737,672
	Airbus SE	Aerospace & Defense	717	132,199
a	Amundi SA	Capital Markets	8,720	599,430
	AXA SA	Insurance	101,575	3,819,240
	BNP Paribas SA	Banks	90,103	6,408,918
	Bouygues SA	Construction & Engineering	27,246	1,113,173
	Bureau Veritas SA	Professional Services	13,862	423,379
	Capgemini SE	IT Services	3,486	803,049
	Cie Generale des Etablissements Michelin SCA	Automobile Components	9,218	353,617
	Credit Agricole SA	Banks	168,256	2,510,595
	Danone SA	Food Products	32,026	2,071,480
	Dassault Systemes SE	Software	42,781	1,896,191
	Engie SA	Multi-Utilities	248,799	4,167,582
	EssilorLuxottica SA	Health Care Equipment & Supplies	7,170	1,623,833
	Hermes International SCA	Textiles, Apparel & Luxury Goods	1,195	3,053,559
	Kering SA	Textiles, Apparel & Luxury Goods	3,107	1,229,309
	Legrand SA	Electrical Equipment	3,824	405,641
	L’Oreal SA	Personal Care Products	5,497	2,604,160
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	11,792	10,617,469
	Orange SA	Diversified Telecommunication Services	244,258	2,872,239
	Pernod Ricard SA	Beverages	4,731	766,166
	Sanofi SA	Pharmaceuticals	68,354	6,714,878

58	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
b	Sartorius Stedim Biotech	Life Sciences Tools & Services	546	$155,852
	Schneider Electric SE	Electrical Equipment	22,466	5,086,796
	Societe Generale SA	Banks	96,556	2,587,199
	TotalEnergies SE	Oil, Gas & Consumable Fuels	76,002	5,214,679
	Veolia Environnement SA	Multi-Utilities	19,598	637,727
	Vinci SA	Construction & Engineering	20,554	2,636,272

				73,242,304

	Germany 7.4%
	adidas AG	Textiles, Apparel & Luxury Goods	1,743	389,665
	Allianz SE	Insurance	27,007	8,102,748
	BASF SE	Chemicals	96,317	5,505,903
	Bayer AG	Pharmaceuticals	93,688	2,876,634
	Bayerische Motoren Werke AG	Automobiles	34,655	4,003,234
	Deutsche Boerse AG	Capital Markets	3,486	714,009
	Deutsche Post AG	Air Freight & Logistics	88,430	3,812,058
	Deutsche Telekom AG	Diversified Telecommunication Services	101,814	2,474,080
	E.ON SE	Multi-Utilities	219,163	3,049,828
	Evonik Industries AG	Chemicals	27,246	539,226
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	54,731	1,862,835
	Mercedes-Benz Group AG	Automobiles	77,914	6,210,898
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	717	350,243
	SAP SE	Software	47,800	9,316,066
	Siemens AG	Industrial Conglomerates	34,416	6,577,475
	Vonovia SE	Real Estate Management & Development	26,165	774,275

				56,559,177

	Hong Kong 2.8%
	AIA Group Ltd.	Insurance	265,400	1,782,005
	CK Asset Holdings Ltd.	Real Estate Management & Development	283,100	1,164,745
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	84,700	495,660
	CLP Holdings Ltd.	Electric Utilities	249,100	1,984,474
	Hang Lung Properties Ltd.	Real Estate Management & Development	249,000	255,158
	Hang Seng Bank Ltd.	Banks	103,600	1,133,763
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	176,500	502,904
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	498,425	581,441
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	1,434,000	1,086,523
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	39,350	1,145,338
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	31,460	1,173,458
	Link REIT	Retail REITs	373,500	1,605,872
	MTR Corp. Ltd.	Ground Transportation	239,000	787,867
	Power Assets Holdings Ltd.	Electric Utilities	194,000	1,135,278
	Sino Land Co. Ltd.	Real Estate Management & Development	498,000	517,315
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	261,774	2,523,602
	Swire Pacific Ltd., Class A	Real Estate Management & Development	39,000	320,912
	Swire Pacific Ltd., Class B	Real Estate Management & Development	80,000	104,262
	Swire Properties Ltd.	Real Estate Management & Development	149,400	313,825
	Techtronic Industries Co. Ltd.	Machinery	90,600	1,228,227
a	WH Group Ltd.	Food Products	1,075,500	709,080
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	239,000	777,179

				21,328,888

	Ireland 0.2%
	DCC PLC	Industrial Conglomerates	1,245	90,590
	Experian PLC	Professional Services	10,755	469,269
	Smurfit Kappa Group PLC	Containers & Packaging	27,246	1,243,824

				1,803,683

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	10,961	$110,412

	Israel 0.6%
	Bank Hapoalim BM	Banks	147,463	1,408,741
	Bank Leumi Le-Israel BM	Banks	71,222	602,637
	Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	275,878	356,171
	ICL Group Ltd.	Chemicals	97,990	521,818
	Israel Discount Bank Ltd., Class A	Banks	100,183	532,129
	Mizrahi Tefahot Bank Ltd.	Banks	16,252	621,033
b	Nice Ltd.	Software	2,151	558,637

				4,601,166

	Italy 4.3%
	A2A SpA	Multi-Utilities	216,068	390,517
	Assicurazioni Generali SpA	Insurance	137,186	3,475,854
	Banca Mediolanum SpA	Financial Services	29,905	328,787
	Banco BPM SpA	Banks	96,317	641,610
	Enel SpA	Electric Utilities	910,829	6,019,231
	Eni SpA	Oil, Gas & Consumable Fuels	214,622	3,395,285
	Ferrari NV	Automobiles	4,063	1,772,768
	FinecoBank Banca Fineco SpA	Banks	51,146	766,975
	Hera SpA	Multi-Utilities	60,945	214,970
a	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	47,848	544,147
	Intesa Sanpaolo SpA	Banks	1,814,488	6,590,292
	Mediobanca Banca di Credito Finanziario SpA	Banks	86,996	1,297,528
	Moncler SpA	Textiles, Apparel & Luxury Goods	10,994	821,410
a	Poste Italiane SpA	Insurance	60,228	754,862
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	12,211	675,747
	Snam SpA	Gas Utilities	286,322	1,353,181
	Terna – Rete Elettrica Nazionale	Electric Utilities	172,797	1,429,515
	UniCredit SpA	Banks	55,687	2,115,493
	UnipolSai Assicurazioni SpA	Insurance	63,047	182,756

				32,770,928

	Japan 22.1%
	Advantest Corp.	Semiconductors & Semiconductor Equipment	60,900	2,743,910
	AGC, Inc.	Building Products	16,700	609,981
	Aisin Corp.	Automobile Components	21,600	887,863
	Ajinomoto Co., Inc.	Food Products	11,500	430,077
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,000	52,222
	Asahi Kasei Corp.	Chemicals	33,200	243,935
	Asics Corp.	Textiles, Apparel & Luxury Goods	13,000	627,130
	Astellas Pharma, Inc.	Pharmaceuticals	143,400	1,557,223
	Bridgestone Corp.	Automobile Components	68,640	3,018,718
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,700	50,336
	Canon, Inc.	Technology Hardware, Storage & Peripherals	85,985	2,557,194
	Capcom Co. Ltd.	Entertainment	39,804	735,090
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	23,900	911,815
	Daifuku Co. Ltd.	Machinery	2,980	70,569
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	70,200	2,215,768
	Daikin Industries Ltd.	Building Products	11,198	1,524,192
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,042	235,442
	Daiwa House REIT Investment Corp.	Diversified REITs	199	340,290
	Denso Corp.	Automobile Components	106,500	2,028,739
	Dentsu Group, Inc.	Media	32,800	909,155
	Disco Corp.	Semiconductors & Semiconductor Equipment	10,614	4,010,801
	East Japan Railway Co.	Ground Transportation	3,030	58,440

60	Annual Report	franklintempleton.com

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Franklin International Core Dividend Tilt Index ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Eisai Co. Ltd.	Pharmaceuticals	19,937	$818,847
FANUC Corp.	Machinery	21,320	589,542
Fast Retailing Co. Ltd.	Specialty Retail	3,810	1,186,715
Fuji Electric Co. Ltd.	Electrical Equipment	2,300	155,770
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	9,240	205,747
Fujitsu Ltd.	IT Services	12,800	210,592
GLP J-Reit	Industrial REITs	692	574,285
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	18,700	661,410
Haseko Corp.	Household Durables	34,900	437,216
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	3,700	378,569
Hitachi Construction Machinery Co. Ltd.	Machinery	14,300	426,983
Hitachi Ltd.	Industrial Conglomerates	23,900	2,195,841
Honda Motor Co. Ltd.	Automobiles	49,800	622,233
Hoshizaki Corp.	Machinery	2,500	92,884
Hoya Corp.	Health Care Equipment & Supplies	13,380	1,656,752
Hulic Co. Ltd.	Real Estate Management & Development	69,300	719,581
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	17,400	764,430
Iida Group Holdings Co. Ltd.	Household Durables	20,400	268,707
Isuzu Motors Ltd.	Automobiles	78,200	1,061,819
ITOCHU Corp.	Trading Companies & Distributors	19,200	820,293
Japan Metropolitan Fund Invest	Retail REITs	881	551,262
Japan Post Bank Co. Ltd.	Banks	103,600	1,113,044
Japan Post Holdings Co. Ltd.	Insurance	95,600	967,717
Japan Real Estate Investment Corp.	Office REITs	204	725,178
Japan Tobacco, Inc.	Tobacco	157,200	4,210,835
Kajima Corp.	Construction & Engineering	16,730	345,555
Kao Corp.	Personal Care Products	17,228	641,788
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	62,100	830,079
KDDI Corp.	Wireless Telecommunication Services	31,630	936,705
Keyence Corp.	Electronic Equipment, Instruments & Components	8,063	3,704,787
Kirin Holdings Co. Ltd.	Beverages	107,100	1,484,660
Koei Tecmo Holdings Co. Ltd.	Entertainment	14,896	159,447
Komatsu Ltd.	Machinery	82,200	2,402,264
Kubota Corp.	Machinery	11,000	173,273
Kyocera Corp.	Electronic Equipment, Instruments & Components	49,800	665,503
Kyowa Kirin Co. Ltd.	Pharmaceuticals	17,500	311,102
Kyushu Railway Co.	Ground Transportation	18,900	442,451
Lasertec Corp.	Semiconductors & Semiconductor Equipment	8,954	2,473,007
Lawson, Inc.	Consumer Staples Distribution & Retail	1,425	97,310
LY Corp.	Interactive Media & Services	286,800	734,505
M3, Inc.	Health Care Technology	26,300	371,357
Marubeni Corp.	Trading Companies & Distributors	71,700	1,245,494
Mazda Motor Corp.	Automobiles	49,800	577,646
MINEBEA MITSUMI, Inc.	Machinery	14,500	282,728
Mitsubishi Chemical Group Corp.	Chemicals	21,900	132,547
Mitsubishi Corp.	Trading Companies & Distributors	119,500	2,753,289
Mitsubishi Electric Corp.	Electrical Equipment	69,100	1,146,911
Mitsubishi HC Capital, Inc.	Financial Services	95,600	675,886
Mitsubishi UFJ Financial Group, Inc.	Banks	358,500	3,688,159
Mitsui & Co. Ltd.	Trading Companies & Distributors	19,000	892,094
Mitsui OSK Lines Ltd.	Marine Transportation	49,900	1,519,964
Mizuho Financial Group, Inc.	Banks	132,900	2,674,772
MonotaRO Co. Ltd.	Trading Companies & Distributors	18,740	225,048
MS&AD Insurance Group Holdings, Inc.	Insurance	35,160	629,811
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	106,570	1,988,527
NEC Corp.	IT Services	800	58,092
NIDEC Corp.	Electrical Equipment	30,400	1,231,306

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nikon Corp.	Household Durables	47,800	$483,543
	Nintendo Co. Ltd.	Entertainment	72,700	3,937,026
	Nippon Building Fund, Inc.	Office REITs	220	869,272
	Nippon Paint Holdings Co. Ltd.	Chemicals	49,800	353,235
	Nippon Prologis REIT, Inc.	Industrial REITs	339	602,537
	Nippon Steel Corp.	Metals & Mining	44,200	1,071,232
	Nippon Yusen KK	Marine Transportation	47,800	1,286,395
	Niterra Co. Ltd.	Automobile Components	27,800	933,861
	Nitto Denko Corp.	Chemicals	13,002	1,183,835
	Nomura Holdings, Inc.	Capital Markets	167,300	1,080,660
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	597	592,878
	Nomura Research Institute Ltd.	IT Services	20,970	587,900
	Obayashi Corp.	Construction & Engineering	47,800	588,242
	Obic Co. Ltd.	IT Services	2,530	380,724
	Omron Corp.	Electronic Equipment, Instruments & Components	4,603	164,570
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	24,900	403,826
	Oracle Corp.	Software	985	74,553
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	28,920	926,579
	ORIX Corp.	Financial Services	41,700	908,972
	Otsuka Corp.	IT Services	34,040	719,058
	Panasonic Holdings Corp.	Household Durables	47,800	456,539
	Persol Holdings Co. Ltd.	Professional Services	262,900	370,869
	Recruit Holdings Co. Ltd.	Professional Services	65,000	2,880,538
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	71,700	1,265,155
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	45,200	725,285
	SBI Holdings, Inc.	Capital Markets	37,700	984,193
	Sega Sammy Holdings, Inc.	Leisure Products	23,900	317,888
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	28,500	498,178
	Sekisui Chemical Co. Ltd.	Household Durables	52,100	767,670
	Sekisui House Ltd.	Household Durables	78,850	1,831,298
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	111,328	1,622,713
	SG Holdings Co. Ltd.	Air Freight & Logistics	24,900	313,091
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,600	128,567
	Shimano, Inc.	Leisure Products	2,895	437,086
	Shin-Etsu Chemical Co. Ltd.	Chemicals	106,650	4,639,622
	Shiseido Co. Ltd.	Personal Care Products	11,400	308,303
	SMC Corp.	Machinery	710	397,960
c	SoftBank Corp.	Wireless Telecommunication Services	391,400	5,045,567
	SoftBank Group Corp.	Wireless Telecommunication Services	29,900	1,770,549
	Sompo Holdings, Inc.	Insurance	6,270	132,157
	Sony Group Corp.	Household Durables	40,600	3,483,372
	Square Enix Holdings Co. Ltd.	Entertainment	8,100	314,752
	Subaru Corp.	Automobiles	38,300	872,565
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	47,800	760,214
	Sumitomo Chemical Co. Ltd.	Chemicals	216,900	485,264
	Sumitomo Corp.	Trading Companies & Distributors	68,000	1,640,860
	Sumitomo Electric Industries Ltd.	Automobile Components	15,400	238,868
	Sumitomo Mitsui Financial Group, Inc.	Banks	40,784	2,400,771
	Suzuki Motor Corp.	Automobiles	11,200	128,654
	Sysmex Corp.	Health Care Equipment & Supplies	23,178	407,600
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	178,200	4,926,418
	TDK Corp.	Electronic Equipment, Instruments & Components	38,060	1,881,310
	Terumo Corp.	Health Care Equipment & Supplies	19,000	342,601
	Tokio Marine Holdings, Inc.	Insurance	52,911	1,644,193
	Tokyo Century Corp.	Financial Services	24,900	261,101
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	27,053	7,073,159
	Toray Industries, Inc.	Chemicals	12,000	58,682

62	Annual Report	franklintempleton.com

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tosoh Corp.	Chemicals	43,200	$588,578
	Toyota Industries Corp.	Machinery	10,400	1,075,424
	Toyota Motor Corp.	Automobiles	513,240	12,859,401
	Toyota Tsusho Corp.	Trading Companies & Distributors	6,700	454,429
	Trend Micro, Inc.	Software	2,290	118,491
	USS Co. Ltd.	Specialty Retail	54,200	452,129
	West Japan Railway Co.	Ground Transportation	11,400	236,293
	Yamaha Motor Co. Ltd.	Automobiles	47,800	449,591
	Yaskawa Electric Corp.	Machinery	13,204	553,391
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	5,800	246,800
	ZOZO, Inc.	Specialty Retail	16,070	404,126

				169,132,372

	Luxembourg 0.0%†
	Eurofins Scientific SE	Life Sciences Tools & Services	4,302	274,495

	Netherlands 5.0%
a,b	Adyen NV	Financial Services	1,503	2,545,240
b	Argenx SE	Biotechnology	1,434	566,986
	ASM International NV	Semiconductors & Semiconductor Equipment	3,241	1,980,808
	ASML Holding NV	Semiconductors & Semiconductor Equipment	18,403	17,732,688
	ING Groep NV	Banks	163,237	2,687,808
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	14,701	440,113
	Koninklijke KPN NV	Diversified Telecommunication Services	423,269	1,584,414
	Koninklijke Philips NV	Health Care Equipment & Supplies	105,399	2,117,938
	NN Group NV	Insurance	31,309	1,447,904
	Randstad NV	Professional Services	15,199	803,018
	Shell PLC	Oil, Gas & Consumable Fuels	163,476	5,420,915
	Universal Music Group NV	Entertainment	31,787	957,119
	Wolters Kluwer NV	Professional Services	478	74,958

				38,359,909

	New Zealand 0.3%
	Contact Energy Ltd.	Electric Utilities	108,654	562,176
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	47,083	722,373
	Mercury NZ Ltd.	Electric Utilities	86,040	356,651
	Spark New Zealand Ltd.	Diversified Telecommunication Services	248,082	707,080

				2,348,280

	Norway 1.0%
	Aker ASA, Class A	Industrial Conglomerates	2,868	164,832
	Aker BP ASA	Oil, Gas & Consumable Fuels	41,347	1,028,282
a,b	AutoStore Holdings Ltd.	Machinery	99,934	184,050
	DNB Bank ASA	Banks	109,940	2,179,829
	Gjensidige Forsikring ASA	Insurance	25,169	364,708
	Norsk Hydro ASA	Metals & Mining	181,640	994,544
	Orkla ASA	Food Products	97,273	686,289
	Salmar ASA	Food Products	7,887	520,100
	Telenor ASA	Diversified Telecommunication Services	88,719	987,484
	Yara International ASA	Chemicals	22,466	710,100

				7,820,218

	Poland 0.3%
	LPP SA	Textiles, Apparel & Luxury Goods	45	172,654
	ORLEN SA	Oil, Gas & Consumable Fuels	77,914	1,271,555
	Powszechny Zaklad Ubezpieczen SA	Insurance	72,768	890,679
	Santander Bank Polska SA	Banks	1,673	238,925

				2,573,813

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	287,039	$1,119,108

	Singapore 2.4%
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	649,300	952,589
	CapitaLand Investment Ltd.	Real Estate Management & Development	143,400	284,760
	DBS Group Holdings Ltd., Class A	Banks	161,600	4,314,203
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	430,200	282,104
	Great Eastern Holdings Ltd.	Insurance	5,900	79,652
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	16,200	290,126
	Keppel Ltd.	Industrial Conglomerates	191,200	1,039,869
	Mapletree Pan Asia Commercial Trust	Retail REITs	348,600	330,622
	Oversea-Chinese Banking Corp. Ltd.	Banks	443,600	4,434,028
	Singapore Airlines Ltd.	Passenger Airlines	199,200	944,635
	Singapore Exchange Ltd.	Capital Markets	119,500	815,497
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	224,100	667,518
	United Overseas Bank Ltd.	Banks	153,300	3,329,300
	Wilmar International Ltd.	Food Products	224,100	569,549

				18,334,452

	Spain 1.6%
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	28,202	1,181,167
	Banco Bilbao Vizcaya Argentaria SA	Banks	260,032	3,100,413
	CaixaBank SA	Banks	132,884	644,812
	Endesa SA	Electric Utilities	42,542	788,652
	Iberdrola SA	Electric Utilities	113,286	1,406,400
	Industria de Diseno Textil SA	Specialty Retail	13,456	678,231
	Naturgy Energy Group SA	Gas Utilities	17,694	384,101
	Redeia Corp. SA	Electric Utilities	50,190	856,713
	Telefonica SA	Diversified Telecommunication Services	714,849	3,156,859

				12,197,348

	Sweden 2.5%
	Assa Abloy AB, Class B	Building Products	12,460	357,861
	Atlas Copco AB, Class A	Machinery	112,330	1,899,376
	Atlas Copco AB, Class B	Machinery	67,876	1,003,927
	Axfood AB	Consumer Staples Distribution & Retail	12,906	375,619
	Boliden AB	Metals & Mining	23,183	644,478
	EQT AB	Capital Markets	27,724	877,929
	Essity AB, Class B	Household Products	11,459	272,420
a	Evolution AB	Hotels, Restaurants & Leisure	13,862	1,725,004
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	81,738	1,334,551
	Husqvarna AB, Class B	Machinery	46,598	399,364
	Nibe Industrier AB, Class B	Building Products	10,214	50,208
	Nordnet AB publ	Capital Markets	18,881	346,803
	Skandinaviska Enskilda Banken AB, Class A	Banks	88,191	1,195,526
	Skanska AB, Class B	Construction & Engineering	27,963	498,191
	SKF AB, Class B	Machinery	7,724	157,838
	SSAB AB, Class A	Metals & Mining	36,806	271,933
	SSAB AB, Class B	Metals & Mining	92,254	680,736
	Svenska Handelsbanken AB, Class A	Banks	115,437	1,168,664
	Svenska Handelsbanken AB, Class B	Banks	3,984	50,449
	Swedbank AB, Class A	Banks	72,656	1,442,574
	Tele2 AB, Class B	Wireless Telecommunication Services	74,760	614,575
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	258,120	1,391,433
	Telia Co. AB	Diversified Telecommunication Services	314,046	805,630
	Volvo AB, Class A	Machinery	6,692	184,502

64	Annual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Volvo AB, Class B	Machinery	54,731	$1,484,902

				19,234,493

	Switzerland 8.7%
	ABB Ltd.	Electrical Equipment	45,171	2,100,825
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	27,963	4,268,805
	EMS-Chemie Holding AG	Chemicals	424	325,755
	Geberit AG	Building Products	1,245	736,744
	Givaudan SA	Chemicals	343	1,529,353
	Julius Baer Group Ltd.	Capital Markets	25,334	1,464,855
	Kuehne & Nagel International AG	Marine Transportation	8,126	2,264,490
	Lonza Group AG	Life Sciences Tools & Services	2,629	1,576,758
	Nestle SA	Food Products	118,066	12,551,148
	Novartis AG	Pharmaceuticals	119,022	11,545,411
	Partners Group Holding AG	Capital Markets	2,856	4,084,077
	Roche Holding AG	Pharmaceuticals	35,133	8,959,754
	Roche Holding AG	Pharmaceuticals	1,494	403,066
	Schindler Holding AG, PC	Machinery	249	62,782
b	SGS SA	Professional Services	20,076	1,949,425
	Sika AG	Chemicals	3,237	965,314
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	6,230	268,598
	Swatch Group AG	Textiles, Apparel & Luxury Goods	259	60,214
	Swiss Life Holding AG	Insurance	1,565	1,098,471
	Swiss Re AG	Insurance	26,051	3,353,629
b	Swisscom AG	Diversified Telecommunication Services	3,346	2,048,389
	UBS Group AG	Capital Markets	33,460	1,030,510
	Zurich Insurance Group AG	Insurance	7,887	4,258,297

				66,906,670

	United Kingdom 12.1%
	3i Group PLC	Capital Markets	32,026	1,136,433
	abrdn PLC	Capital Markets	251,954	449,094
	Admiral Group PLC	Insurance	13,207	473,318
	Anglo American PLC	Metals & Mining	32,265	795,529
	Ashtead Group PLC	Trading Companies & Distributors	6,931	493,815
	AstraZeneca PLC	Pharmaceuticals	69,071	9,316,975
	Aviva PLC	Insurance	367,104	2,302,953
	B&M European Value Retail SA	Broadline Retail	102,053	703,637
	BAE Systems PLC	Aerospace & Defense	87,952	1,499,367
	Barratt Developments PLC	Household Durables	135,820	816,009
	BP PLC	Oil, Gas & Consumable Fuels	396,501	2,482,861
	British American Tobacco PLC	Tobacco	233,264	7,089,778
	BT Group PLC	Diversified Telecommunication Services	455,534	630,985
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	17,191	263,422
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	373,500	1,803,921
	Diageo PLC	Beverages	53,331	1,970,920
	DS Smith PLC	Containers & Packaging	184,166	922,913
	GSK PLC	Pharmaceuticals	266,007	5,741,465
	Hargreaves Lansdown PLC	Capital Markets	44,932	417,756
	Hikma Pharmaceuticals PLC	Pharmaceuticals	23,600	571,957
	HSBC Holdings PLC	Banks	1,252,838	9,796,588
	Imperial Brands PLC	Tobacco	124,519	2,784,185
	Intermediate Capital Group PLC	Capital Markets	38,718	1,004,622
	J Sainsbury PLC	Consumer Staples Distribution & Retail	231,352	790,259
	Kingfisher PLC	Specialty Retail	264,165	832,264
	Land Securities Group PLC	Diversified REITs	92,015	765,078
	Legal & General Group PLC	Insurance	819,053	2,632,197
	London Stock Exchange Group PLC	Capital Markets	7,409	888,209

franklintempleton.com	Annual Report	65

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	M&G PLC	Financial Services	305,920	$852,130
	National Grid PLC	Multi-Utilities	425,898	5,735,246
	NatWest Group PLC	Banks	350,135	1,174,328
	Persimmon PLC	Household Durables	42,781	711,207
	Phoenix Group Holdings PLC	Insurance	104,167	727,161
	Reckitt Benckiser Group PLC	Household Products	35,850	2,043,372
	RELX PLC	Professional Services	57,599	2,491,369
	Rentokil Initial PLC	Commercial Services & Supplies	158,218	942,781
b	Rolls-Royce Holdings PLC	Aerospace & Defense	78,870	425,132
	Sage Group PLC	Software	38,479	615,142
	Schroders PLC	Capital Markets	125,103	595,165
	Severn Trent PLC	Water Utilities	30,592	954,540
	Smith & Nephew PLC	Health Care Equipment & Supplies	9,965	124,825
	Spirax-Sarco Engineering PLC	Machinery	2,490	316,122
	SSE PLC	Electric Utilities	129,538	2,700,041
	St. James’s Place PLC	Capital Markets	79,348	465,598
	Taylor Wimpey PLC	Household Durables	491,199	850,405
	Tesco PLC	Consumer Staples Distribution & Retail	179,250	671,614
	Unilever PLC	Personal Care Products	133,123	6,685,504
	United Utilities Group PLC	Water Utilities	83,411	1,084,246
	Vodafone Group PLC	Wireless Telecommunication Services	3,008,771	2,678,065
b	Wise PLC, Class A	Financial Services	42,280	495,967

				92,716,470

	United States 0.7%
	Holcim AG, Class B	Construction Materials	11,711	1,061,752
	Stellantis NV	Automobiles	145,312	4,134,504

				5,196,256

	Total Common Stocks (Cost $689,229,067)			753,687,620

	Preferred Stocks 0.7%
	Germany 0.7%
d	Bayerische Motoren Werke AG, 8.571%, pfd.	Automobiles	6,931	744,057
d	Porsche Automobil Holding SE, 5.212%, pfd.	Automobiles	13,456	713,835
d	Sartorius AG, 0.391%, pfd.	Life Sciences Tools & Services	996	396,496
d	Volkswagen AG, 7.131%, pfd.	Automobiles	28,919	3,836,602

	Total Preferred Stocks (Cost $5,403,665)			5,690,990

	Total Investments before Short-Term Investments (Cost $694,632,732)			759,378,610

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Franklin International Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Short-Term Investments 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	United States 0.5%
e,f	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	Money Market Funds	4,095,900	$4,095,900

	Total Short-Term Investments (Cost $4,095,900)			4,095,900

	Total Investments (Cost $698,728,632) 99.6%			763,474,510
	Other Assets, less Liabilities 0.4%			2,724,287

	Net Assets 100.0%			$766,198,797

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $8,293,098, representing 1.1% of net assets.

bNon-income producing.

cA portion or all of the security is on loan at March 31, 2024. See Note 1(d).

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	51	$6,010,605	6/21/24	$35,699

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Core Dividend Tilt Index ETF

	Year Ended March 31,
	2024		2023	2022		2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$32.29		$36.29	$33.29		$23.32		$28.20

Income from investment operations[a]:

Net investment income[b]	0.84		0.82	1.03		0.92		1.04

Net realized and unrealized gains (losses)	8.00		(3.82)	2.98		9.95		(4.90)

Total from investment operations	8.84		(3.00)	4.01		10.87		(3.86)

Less distributions from net investment income	(0.79)		(1.00)	(1.01)		(0.90)		(1.02)

Net asset value, end of year	$40.34		$32.29	$36.29		$33.29		$23.32

Total return[c]	27.72%		(8.09)%	12.14%		47.20%		(14.34)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.06%		0.19%	0.45%		0.45%		0.45%

Expenses net of waiver and payments by affiliates	0.06%		0.19%	0.45%		0.45%		0.45%

Net investment income	2.36%		2.58%	2.92%		3.21%		3.60%

Supplemental data

Net assets, end of year (000’s)	$62,534		$24,219	$30,851		$26,632		$18,653

Portfolio turnover rate[e]	18.11%	[f]	130.60% [f]	28.73%	[f]	42.38%	[f]	19.79% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	18.11%	130.60%	27.86%	42.38%	19.79%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Core Dividend Tilt Index ETF

		Industry	Shares	Value
	Common Stocks 99.5%
	Brazil 0.2%
a	MercadoLibre, Inc.	Broadline Retail	93	$140,612

	Netherlands 0.4%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	1,054	261,150

	Russia 0.0%†
b	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—

	United Kingdom 0.1%
	CNH Industrial NV	Machinery	3,937	51,023

	United States 98.8%
	3M Co.	Industrial Conglomerates	2,272	240,991
	Abbott Laboratories	Health Care Equipment & Supplies	3,038	345,299
	AbbVie, Inc.	Biotechnology	4,030	733,863
	Accenture PLC, Class A	IT Services	775	268,623
a	Adobe, Inc.	Software	589	297,209
a	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2,139	386,068
	AES Corp.	Independent Power Producers & Energy Traders	2,573	46,134
	Air Products & Chemicals, Inc.	Chemicals	527	127,676
a	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	62	10,228
	Alexandria Real Estate Equities, Inc.	Office REITs	651	83,920
	Alliant Energy Corp.	Electric Utilities	1,023	51,559
a	Alphabet, Inc., Class A	Interactive Media & Services	7,874	1,188,423
a	Alphabet, Inc., Class C	Interactive Media & Services	7,068	1,076,174
	Altria Group, Inc.	Tobacco	7,223	315,067
a	Amazon.com, Inc.	Broadline Retail	13,020	2,348,548
	Amcor PLC	Containers & Packaging	5,866	55,786
	American Electric Power Co., Inc.	Electric Utilities	1,829	157,477
	American Tower Corp.	Specialized REITs	1,116	220,510
	Amgen, Inc.	Biotechnology	1,736	493,580
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	1,953	386,284
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	2,046	40,286
	Apollo Global Management, Inc.	Financial Services	1,581	177,783
	Apple, Inc.	Computers & Peripherals	20,770	3,561,640
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,426	294,084
	ARES Management Corp., Class A	Capital Markets	682	90,692
a	Arista Networks, Inc.	Communications Equipment	496	143,830
	AT&T, Inc.	Diversified Telecommunication Services	25,482	448,483
	Automatic Data Processing, Inc.	Professional Services	310	77,419
	AvalonBay Communities, Inc.	Residential REITs	527	97,790
	Avangrid, Inc.	Electric Utilities	288	10,495
	Baker Hughes Co.	Energy Equipment & Services	1,736	58,156
	Bank of America Corp.	Banks	9,114	345,603
	Bank of New York Mellon Corp.	Capital Markets	3,162	182,194
	Baxter International, Inc.	Health Care Equipment & Supplies	1,984	84,796
	Becton Dickinson & Co.	Health Care Equipment & Supplies	128	31,674
	Bentley Systems, Inc., Class B	Software	64	3,342
a	Berkshire Hathaway, Inc., Class B	Financial Services	713	299,831
	Best Buy Co., Inc.	Specialty Retail	806	66,116
	BlackRock, Inc.	Capital Markets	556	463,537
	Blackstone, Inc.	Capital Markets	2,697	354,305
a	Block, Inc.	Financial Services	341	28,842
	Boston Properties, Inc.	Office REITs	651	42,517
	Bristol-Myers Squibb Co.	Pharmaceuticals	7,874	427,007
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	792	1,049,725
	Broadridge Financial Solutions, Inc.	Professional Services	465	95,260
a	Cadence Design Systems, Inc.	Software	341	106,146
	Camden Property Trust	Residential REITs	434	42,706

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Campbell Soup Co.	Food Products	744	$33,071
	Cardinal Health, Inc.	Health Care Providers & Services	93	10,407
	Carlyle Group, Inc.	Capital Markets	806	37,809
	Caterpillar, Inc.	Machinery	403	147,671
	CH Robinson Worldwide, Inc.	Air Freight & Logistics	155	11,802
	Chevron Corp.	Oil, Gas & Consumable Fuels	4,371	689,482
a	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	28	81,390
	Cigna Group	Health Care Providers & Services	62	22,518
	Cincinnati Financial Corp.	Insurance	620	76,985
	Cisco Systems, Inc.	Communications Equipment	9,889	493,560
	Citigroup, Inc.	Banks	7,316	462,664
	Citizens Financial Group, Inc.	Banks	1,736	62,999
	Clorox Co.	Household Products	527	80,689
a	Cloudflare, Inc., Class A	IT Services	558	54,031
	CME Group, Inc.	Capital Markets	1,488	320,352
	CMS Energy Corp.	Multi-Utilities	1,054	63,598
	Coca-Cola Co.	Beverages	8,308	508,283
a	Coinbase Global, Inc., Class A	Capital Markets	186	49,312
	Colgate-Palmolive Co.	Household Products	651	58,623
	Comcast Corp., Class A	Media	5,394	233,830
	Conagra Brands, Inc.	Food Products	1,856	55,012
	Consolidated Edison, Inc.	Multi-Utilities	1,364	123,865
	Corning, Inc.	Electronic Equipment, Instruments & Components	3,131	103,198
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	213	156,050
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	3,069	85,564
a	Crowdstrike Holdings, Inc., Class A	Software	620	198,766
	Crown Castle, Inc.	Specialized REITs	1,767	187,002
	Cummins, Inc.	Machinery	572	168,540
	CVS Health Corp.	Health Care Providers & Services	3,193	254,674
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	496	82,906
a	Datadog, Inc., Class A	Software	496	61,306
a	Dayforce, Inc.	Professional Services	186	12,315
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	434	49,524
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	2,573	129,113
a	Dexcom, Inc.	Health Care Equipment & Supplies	93	12,899
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	713	141,295
	Digital Realty Trust, Inc.	Specialized REITs	1,209	174,144
	Discover Financial Services	Consumer Finance	341	44,702
	Dominion Energy, Inc.	Multi-Utilities	3,503	172,313
	Dow, Inc.	Chemicals	2,852	165,216
	DTE Energy Co.	Multi-Utilities	806	90,385
	Duke Energy Corp.	Electric Utilities	3,069	296,803
a	Dynatrace, Inc.	Software	576	26,749
	East West Bancorp, Inc.	Banks	527	41,691
	Eastman Chemical Co.	Chemicals	496	49,709
	Eaton Corp. PLC	Electrical Equipment	744	232,634
	eBay, Inc.	Broadline Retail	1,488	78,537
	Edison International	Electric Utilities	1,581	111,824
	Eli Lilly & Co.	Pharmaceuticals	1,147	892,320
	Emerson Electric Co.	Electrical Equipment	868	98,449
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	96	13,492
	Entergy Corp.	Electric Utilities	868	91,730
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	217	27,741
	Equinix, Inc.	Specialized REITs	164	135,354
	Equity Residential	Residential REITs	1,488	93,908
	Essex Property Trust, Inc.	Residential REITs	248	60,713
	Estee Lauder Cos., Inc., Class A	Personal Care Products	310	47,787

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Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Evergy, Inc.	Electric Utilities	899	$47,989
	Eversource Energy	Electric Utilities	1,426	85,232
	Exelon Corp.	Electric Utilities	3,131	117,632
	Extra Space Storage, Inc.	Specialized REITs	806	118,482
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	6,572	763,929
	Fastenal Co.	Trading Companies & Distributors	2,325	179,350
	Federal Realty Investment Trust	Retail REITs	341	34,823
	FedEx Corp.	Air Freight & Logistics	186	53,892
	Fidelity National Financial, Inc.	Insurance	1,023	54,321
	Fidelity National Information Services, Inc.	Financial Services	1,302	96,582
	Fifth Third Bancorp	Banks	2,511	93,434
	FirstEnergy Corp.	Electric Utilities	2,077	80,214
	Ford Motor Co.	Automobiles	16,337	216,955
a	Fortinet, Inc.	Software	589	40,235
	Franklin Resources, Inc.	Capital Markets	1,147	32,242
	Garmin Ltd.	Household Durables	620	92,299
	Gen Digital, Inc.	Software	1,705	38,192
	General Dynamics Corp.	Aerospace & Defense	128	36,159
	General Mills, Inc.	Food Products	2,294	160,511
	Genuine Parts Co.	Distributors	372	57,634
	Gilead Sciences, Inc.	Biotechnology	4,960	363,320
	Goldman Sachs Group, Inc.	Capital Markets	620	258,968
	Healthpeak Properties, Inc.	Health Care REITs	2,176	40,800
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	3,100	54,963
	Home Depot, Inc.	Specialty Retail	1,798	689,713
	Honeywell International, Inc.	Industrial Conglomerates	558	114,529
	Hormel Foods Corp.	Food Products	589	20,550
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	2,728	56,415
	HP, Inc.	Technology Hardware, Storage & Peripherals	3,348	101,177
	Hubbell, Inc., Class B	Electrical Equipment	96	39,845
a	HubSpot, Inc.	Software	128	80,200
	Huntington Bancshares, Inc.	Banks	5,518	76,976
	Illinois Tool Works, Inc.	Machinery	961	257,865
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,696	295,762
	International Business Machines Corp.	IT Services	2,542	485,420
	International Flavors & Fragrances, Inc.	Chemicals	1,023	87,968
	International Paper Co.	Containers & Packaging	1,364	53,223
	Interpublic Group of Cos., Inc.	Media	1,550	50,577
	Intuit, Inc.	Software	495	321,750
a	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	341	136,090
	Invitation Homes, Inc.	Residential REITs	2,387	85,001
	Iron Mountain, Inc.	Specialized REITs	1,147	92,001
	J M Smucker Co.	Food Products	403	50,726
	Johnson & Johnson	Pharmaceuticals	5,053	799,334
	Johnson Controls International PLC	Building Products	1,829	119,470
	JPMorgan Chase & Co.	Banks	4,216	844,465
	Juniper Networks, Inc.	Communications Equipment	1,302	48,252
	Kellanova	Food Products	1,116	63,936
	KeyCorp	Banks	3,689	58,323
	Kimberly-Clark Corp.	Household Products	1,364	176,433
	Kimco Realty Corp.	Retail REITs	2,852	55,928
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	7,936	145,546
	KKR & Co., Inc.	Capital Markets	372	37,416
	KLA Corp.	Semiconductors & Semiconductor Equipment	335	234,021
	Kraft Heinz Co.	Food Products	3,296	121,622
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	300	291,471
	Lear Corp.	Automobile Components	248	35,930

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Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Linde PLC	Chemicals	202	$93,793
	Lockheed Martin Corp.	Aerospace & Defense	93	42,303
	Lowe’s Cos., Inc.	Specialty Retail	713	181,622
a	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	62	24,220
	LyondellBasell Industries NV, Class A	Chemicals	1,085	110,974
	M&T Bank Corp.	Banks	682	99,190
	MarketAxess Holdings, Inc.	Capital Markets	64	14,032
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	992	70,313
	Masco Corp.	Building Products	224	17,669
	Mastercard, Inc., Class A	Financial Services	372	179,144
	McDonald’s Corp.	Hotels, Restaurants & Leisure	527	148,588
	Medtronic PLC	Health Care Equipment & Supplies	4,557	397,143
	Merck & Co., Inc.	Pharmaceuticals	4,619	609,477
	Meta Platforms, Inc., Class A	Interactive Media & Services	2,933	1,424,206
	MetLife, Inc.	Insurance	868	64,327
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	2,108	189,109
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	651	76,746
	Microsoft Corp.	Software	10,881	4,577,854
	Mid-America Apartment Communities, Inc.	Residential REITs	465	61,185
a	MongoDB, Inc.	IT Services	217	77,825
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	145	98,226
	Morgan Stanley	Capital Markets	4,433	417,411
	MSCI, Inc.	Capital Markets	264	147,959
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	744	78,098
a	Netflix, Inc.	Entertainment	558	338,890
	Newmont Corp.	Metals & Mining	4,278	153,324
	NextEra Energy, Inc.	Electric Utilities	1,891	120,854
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	1,395	131,102
	NiSource, Inc.	Multi-Utilities	1,674	46,303
	Northern Trust Corp.	Capital Markets	837	74,426
	NRG Energy, Inc.	Electric Utilities	527	35,673
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3,069	2,773,026
a	Okta, Inc.	IT Services	160	16,739
	Omnicom Group, Inc.	Media	775	74,989
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	2,325	186,395
	Oracle Corp.	Software	2,418	303,725
	Packaging Corp. of America	Containers & Packaging	341	64,715
a	Palantir Technologies, Inc., Class A	Software	3,937	90,590
a	Palo Alto Networks, Inc.	Software	527	149,737
	Parker-Hannifin Corp.	Machinery	62	34,459
	Paychex, Inc.	Professional Services	1,364	167,499
	PepsiCo, Inc.	Beverages	2,387	417,749
	Pfizer, Inc.	Pharmaceuticals	18,755	520,451
	Philip Morris International, Inc.	Tobacco	5,456	499,879
	Phillips 66	Oil, Gas & Consumable Fuels	992	162,033
	Pinnacle West Capital Corp.	Electric Utilities	465	34,749
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	930	244,125
	PNC Financial Services Group, Inc.	Banks	1,612	260,499
	PPL Corp.	Electric Utilities	2,976	81,929
	Principal Financial Group, Inc.	Insurance	961	82,944
	Procter & Gamble Co.	Household Products	3,255	528,124
	Prologis, Inc.	Industrial REITs	2,387	310,835
	Prudential Financial, Inc.	Insurance	1,488	174,691
	Public Service Enterprise Group, Inc.	Multi-Utilities	1,736	115,930
	Public Storage	Specialized REITs	651	188,829
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2,666	451,354
	Realty Income Corp.	Retail REITs	3,441	186,158

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Regency Centers Corp.	Retail REITs	682	$41,302
	Regions Financial Corp.	Banks	3,720	78,269
	Rockwell Automation, Inc.	Electrical Equipment	465	135,468
	Royalty Pharma PLC, Class A	Pharmaceuticals	512	15,549
	RTX Corp.	Aerospace & Defense	1,612	157,218
	Salesforce, Inc.	Software	1,088	327,684
	Schlumberger NV	Energy Equipment & Services	837	45,876
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	837	77,883
a	ServiceNow, Inc.	Software	362	275,989
	Simon Property Group, Inc.	Retail REITs	1,302	203,750
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	651	70,516
	Snap-on, Inc.	Machinery	217	64,280
a	Snowflake, Inc., Class A	IT Services	620	100,192
	Southern Co.	Electric Utilities	4,185	300,232
	Southern Copper Corp.	Metals & Mining	352	37,495
	Southwest Airlines Co.	Passenger Airlines	1,891	55,198
	Stanley Black & Decker, Inc.	Machinery	620	60,717
	Starbucks Corp.	Hotels, Restaurants & Leisure	3,131	286,142
	State Street Corp.	Capital Markets	1,302	100,671
	Stryker Corp.	Health Care Equipment & Supplies	155	55,470
	Sun Communities, Inc.	Residential REITs	341	43,846
a	Synopsys, Inc.	Software	155	88,582
	Sysco Corp.	Consumer Staples Distribution & Retail	1,054	85,564
	T Rowe Price Group, Inc.	Capital Markets	899	109,606
	Target Corp.	Consumer Staples Distribution & Retail	775	137,338
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	160	23,238
a	Tesla, Inc.	Automobiles	4,061	713,883
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2,976	518,449
	Tractor Supply Co.	Specialty Retail	217	56,793
a	Trade Desk, Inc., Class A	Media	651	56,910
	Trane Technologies PLC	Building Products	31	9,306
	Truist Financial Corp.	Banks	5,177	201,799
	Tyson Foods, Inc., Class A	Food Products	1,056	62,019
	U.S. Bancorp	Banks	6,262	279,911
a	Uber Technologies, Inc.	Ground Transportation	2,883	221,962
	UDR, Inc.	Residential REITs	1,302	48,708
	Union Pacific Corp.	Ground Transportation	837	205,843
	United Parcel Service, Inc., Class B	Air Freight & Logistics	2,666	396,248
	UnitedHealth Group, Inc.	Health Care Providers & Services	1,074	531,308
	Vail Resorts, Inc.	Hotels, Restaurants & Leisure	155	34,539
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	341	58,205
	Ventas, Inc.	Health Care REITs	1,550	67,487
	Verizon Communications, Inc.	Diversified Telecommunication Services	13,392	561,928
	Viatris, Inc.	Pharmaceuticals	4,557	54,411
	VICI Properties, Inc.	Specialized REITs	4,433	132,059
	Visa, Inc., Class A	Financial Services	775	216,287
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	3,007	65,222
	Walmart, Inc.	Consumer Staples Distribution & Retail	248	14,922
	Walt Disney Co.	Entertainment	899	110,002
	Watsco, Inc.	Trading Companies & Distributors	128	55,292
	WEC Energy Group, Inc.	Multi-Utilities	1,240	101,829
	Wells Fargo & Co.	Banks	3,999	231,782
	Welltower, Inc.	Health Care REITs	713	66,623
	Westrock Co.	Containers & Packaging	1,023	50,587
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	4,960	193,291
a	Workday, Inc., Class A	Software	217	59,187
	WP Carey, Inc.	Diversified REITs	868	48,990

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Dividend Tilt Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Xcel Energy, Inc.	Electric Utilities	2,418	$129,967
a	Zscaler, Inc.	Software	310	59,715

				61,788,755

	Total Common Stocks (Cost $52,783,961)			62,241,540

	Total Investments before Short-Term Investments (Cost $52,783,961)			62,241,540

	Short-Term Investments 0.3%
	Money Market Funds 0.3%
	United States 0.3%
c,d	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	Money Market Funds	164,064	164,064

	Total Short-Term Investments (Cost $164,064)			164,064

	Total Investments (Cost $52,948,025) 99.8%			62,405,604
	Other Assets, less Liabilities 0.2%			128,163

	Net Assets 100.0%			$62,533,767

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	9	$238,883	6/21/24	$4,376

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Large Cap Multifactor Index ETF

	Year Ended March 31,
	2024		2023	2022		2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$41.37		$44.86	$40.04		$27.61		$31.41

Income from investment operations[a]:

Net investment income[b]	0.69		0.82	0.77		0.72		0.76

Net realized and unrealized gains (losses)	11.89		(3.48)	4.89		12.49		(3.89)

Total from investment operations	12.58		(2.66)	5.66		13.21		(3.13)

Less distributions from net investment income	(0.68)		(0.83)	(0.84)		(0.78)		(0.67)

Net asset value, end of year	$53.27		$41.37	$44.86		$40.04		$27.61

Total return[c]	30.68%		(5.79)%	14.19%		48.22%		(10.27)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.15%		0.15%	0.15%		0.15%		0.18%

Expenses net of waiver and payments by affiliates	0.15%		0.15%	0.15%		0.15%		0.18%

Net investment income	1.50%		2.02%	1.77%		2.06%		2.32%

Supplemental data

Net assets, end of year (000’s)	$1,283,815		$860,419	$966,737		$1,353,407		$1,311,583

Portfolio turnover rate[e]	56.10%	[f]	51.95% [f]	68.37%	[f]	25.05%	[f]	19.44% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	56.10%	51.95%	68.37%	25.05%	19.44%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Large Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.7%
	Communication Services 8.4%
a	Alphabet, Inc., Class A	155,204	$23,424,939
a	Alphabet, Inc., Class C	132,550	20,182,063
	AT&T, Inc.	301,732	5,310,483
	Comcast Corp., Class A	295,948	12,829,346
	Meta Platforms, Inc., Class A	62,660	30,426,443
	Verizon Communications, Inc.	385,600	16,179,776

			108,353,050

	Consumer Discretionary 10.2%
a	Amazon.com, Inc.	214,008	38,602,763
	Booking Holdings, Inc.	3,210	11,645,495
a	Chipotle Mexican Grill, Inc.	2,410	7,005,316
	Darden Restaurants, Inc.	9,158	1,530,760
a	Deckers Outdoor Corp.	2,610	2,456,689
	Dick’s Sporting Goods, Inc.	7,230	1,625,738
	Domino’s Pizza, Inc.	3,106	1,543,309
	DR Horton, Inc.	29,884	4,917,412
	Garmin Ltd.	11,568	1,722,128
	Gentex Corp.	34,222	1,236,099
a	Grand Canyon Education, Inc.	9,158	1,247,411
	H&R Block, Inc.	25,546	1,254,564
	Hilton Worldwide Holdings, Inc.	9,640	2,056,308
	Lennar Corp., Class A	24,100	4,144,718
	Lennar Corp., Class B	8,676	1,337,666
	Macy’s, Inc.	71,336	1,426,007
	Marriott International, Inc., Class A	16,870	4,256,470
	Murphy USA, Inc.	2,892	1,212,326
a	NVR, Inc.	296	2,397,588
a	O’Reilly Automotive, Inc.	5,505	6,214,484
	PulteGroup, Inc.	22,654	2,732,526
	PVH Corp.	9,158	1,287,706
	Ralph Lauren Corp.	6,748	1,267,004
	Tapestry, Inc.	26,028	1,235,809
a	Tesla, Inc.	49,646	8,727,270
	Texas Roadhouse, Inc.	8,194	1,265,727
	TJX Cos., Inc.	95,436	9,679,119
	Toll Brothers, Inc.	12,050	1,558,909
a	TopBuild Corp.	3,374	1,487,023
a	Ulta Beauty, Inc.	2,270	1,186,938
	Williams-Sonoma, Inc.	7,230	2,295,742

			130,557,024

	Consumer Staples 2.4%
	Albertsons Cos., Inc., Class A	61,214	1,312,428
	Altria Group, Inc.	182,678	7,968,414
	Casey’s General Stores, Inc.	3,856	1,227,943
	Colgate-Palmolive Co.	56,876	5,121,684
	Costco Wholesale Corp.	19,736	14,459,186
	Ingredion, Inc.	10,604	1,239,078

			31,328,733

	Energy 2.3%
	Antero Midstream Corp.	93,026	1,307,945
	Diamondback Energy, Inc.	7,712	1,528,287
	Marathon Petroleum Corp.	39,042	7,866,963
	Ovintiv, Inc.	25,064	1,300,822
	Phillips 66	41,452	6,770,770
	Pioneer Natural Resources Co.	17,352	4,554,900

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Energy (continued)
a	Southwestern Energy Co.	176,894	$1,340,856
	Valero Energy Corp.	29,884	5,100,900

			29,771,443

	Financials 9.5%
a	Arch Capital Group Ltd.	30,848	2,851,589
	Assurant, Inc.	6,748	1,270,244
	Assured Guaranty Ltd.	13,978	1,219,581
a	Berkshire Hathaway, Inc., Class B	34,704	14,593,726
	Cboe Global Markets, Inc.	9,640	1,771,157
	Citigroup, Inc.	162,916	10,302,808
	Evercore, Inc., Class A	6,748	1,299,597
	First Citizens BancShares, Inc., Class A	1,047	1,711,845
	JPMorgan Chase & Co.	65,552	13,130,066
	Loews Corp.	16,388	1,283,017
	LPL Financial Holdings, Inc.	6,266	1,655,477
	Marsh & McLennan Cos., Inc.	34,704	7,148,330
	Mastercard, Inc., Class A	46,754	22,515,324
	MGIC Investment Corp.	62,660	1,401,078
	Moody’s Corp.	13,978	5,493,773
	New York Community Bancorp, Inc.	269,920	869,142
	OneMain Holdings, Inc.	26,510	1,354,396
	Reinsurance Group of America, Inc.	7,230	1,394,522
	Rithm Capital Corp.	117,126	1,307,126
	SLM Corp.	59,768	1,302,345
	Synchrony Financial	38,078	1,641,923
	Travelers Cos., Inc.	9,158	2,107,622
	Visa, Inc., Class A	83,386	23,271,365
	Western Union Co.	93,026	1,300,503

			122,196,556

	Health Care 17.5%
	Abbott Laboratories	71,336	8,108,050
	AbbVie, Inc.	113,270	20,626,467
	Amgen, Inc.	42,416	12,059,717
a	Boston Scientific Corp.	59,286	4,060,498
	Bruker Corp.	14,460	1,358,372
	Cardinal Health, Inc.	26,510	2,966,469
	Cencora, Inc.	8,194	1,991,060
a	Centene Corp.	21,690	1,702,231
	Chemed Corp.	1,989	1,276,799
	Cigna Group	11,568	4,201,382
a	DaVita, Inc.	10,122	1,397,342
	Eli Lilly & Co.	25,840	20,102,486
	Encompass Health Corp.	16,870	1,393,125
a	Exelixis, Inc.	56,876	1,349,667
	HCA Healthcare, Inc.	18,316	6,108,936
a	ICON PLC, ADR	5,302	1,781,207
a	IDEXX Laboratories, Inc.	7,712	4,163,940
a	Intuitive Surgical, Inc.	29,402	11,734,044
	Johnson & Johnson	136,406	21,578,065
	McKesson Corp.	8,676	4,657,711
a	Medpace Holdings, Inc.	3,374	1,363,602
	Merck & Co., Inc.	159,542	21,051,567
a	Molina Healthcare, Inc.	4,338	1,782,181
a	Neurocrine Biosciences, Inc.	9,640	1,329,549
	Organon & Co.	71,336	1,341,117
a	Regeneron Pharmaceuticals, Inc.	9,821	9,452,614
a	Roivant Sciences Ltd.	108,932	1,148,143

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
	STERIS PLC	6,787	$1,525,853
	Stryker Corp.	32,294	11,557,054
	UnitedHealth Group, Inc.	46,272	22,890,758
	Universal Health Services, Inc., Class B	7,230	1,319,186
a	Vertex Pharmaceuticals, Inc.	26,510	11,081,445
	Zoetis, Inc.	34,222	5,790,705

			224,251,342

	Industrials 9.4%
	Acuity Brands, Inc.	4,820	1,295,279
	Allison Transmission Holdings, Inc.	16,388	1,330,050
	Armstrong World Industries, Inc.	10,122	1,257,355
	Booz Allen Hamilton Holding Corp.	8,194	1,216,317
	Broadridge Financial Solutions, Inc.	9,158	1,876,108
a	Builders FirstSource, Inc.	13,978	2,915,112
	Carlisle Cos., Inc.	3,374	1,322,102
	Caterpillar, Inc.	37,596	13,776,302
	Cintas Corp.	3,421	2,350,330
a	Clean Harbors, Inc.	6,748	1,358,440
a	Copart, Inc.	79,048	4,578,460
	Eaton Corp. PLC	29,884	9,344,129
	EMCOR Group, Inc.	4,820	1,687,964
	Fastenal Co.	46,754	3,606,604
	Huntington Ingalls Industries, Inc.	4,338	1,264,397
	Illinois Tool Works, Inc.	26,028	6,984,093
	ITT, Inc.	10,122	1,376,896
	Leidos Holdings, Inc.	10,604	1,390,078
	Lennox International, Inc.	2,892	1,413,494
	Lincoln Electric Holdings, Inc.	5,302	1,354,343
	Masco Corp.	19,280	1,520,806
	MSC Industrial Direct Co., Inc., Class A	12,532	1,216,105
	Owens Corning	9,158	1,527,554
	PACCAR, Inc.	55,912	6,926,938
	Parker-Hannifin Corp.	7,712	4,286,252
	Republic Services, Inc.	20,244	3,875,511
	Robert Half, Inc.	15,424	1,222,815
	Ryder System, Inc.	10,604	1,274,495
a	Saia, Inc.	2,410	1,409,850
	Science Applications International Corp.	8,676	1,132,999
	Snap-on, Inc.	4,338	1,285,002
	Trane Technologies PLC	14,460	4,340,892
a	Uber Technologies, Inc.	123,392	9,499,950
	United Rentals, Inc.	6,266	4,518,475
	Waste Management, Inc.	43,862	9,349,185
	Watsco, Inc.	3,374	1,457,467
	WW Grainger, Inc.	4,565	4,643,975

			121,186,124

	Information Technology 36.0%
a	Adobe, Inc.	31,812	16,052,335
a	Advanced Micro Devices, Inc.	62,178	11,222,507
a	Akamai Technologies, Inc.	11,568	1,258,136
	Amphenol Corp., Class A	37,114	4,281,100
	Apple, Inc.	408,254	70,007,396
	Applied Materials, Inc.	80,976	16,699,681
a	Arista Networks, Inc.	26,028	7,547,600
	Avnet, Inc.	26,510	1,314,366
	Broadcom, Inc.	18,196	24,117,160
a	Cadence Design Systems, Inc.	25,546	7,951,959

78	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology (continued)
	CDW Corp.	7,712	$1,972,575
	Cisco Systems, Inc.	322,940	16,117,935
	Cognizant Technology Solutions Corp., Class A	37,114	2,720,085
a	Crowdstrike Holdings, Inc., Class A	14,460	4,635,731
a	Fair Isaac Corp.	2,282	2,851,610
a	Gartner, Inc.	4,820	2,297,549
a	GoDaddy, Inc., Class A	11,086	1,315,687
	Hewlett Packard Enterprise Co.	119,054	2,110,827
	HP, Inc.	83,386	2,519,925
	Intel Corp.	309,444	13,668,142
	International Business Machines Corp.	75,192	14,358,664
	Intuit, Inc.	16,870	10,965,500
	Jabil, Inc.	12,050	1,614,098
	Juniper Networks, Inc.	33,740	1,250,404
	KLA Corp.	14,460	10,101,322
	Lam Research Corp.	13,514	13,129,797
a	Manhattan Associates, Inc.	6,748	1,688,552
	Microchip Technology, Inc.	45,790	4,107,821
	Microsoft Corp.	221,720	93,282,038
	Motorola Solutions, Inc.	7,230	2,566,505
	NetApp, Inc.	20,244	2,125,013
a	Nutanix, Inc., Class A	20,244	1,249,460
	NVIDIA Corp.	52,779	47,688,993
a	Palo Alto Networks, Inc.	18,753	5,328,290
	QUALCOMM, Inc.	107,004	18,115,777
	Skyworks Solutions, Inc.	13,496	1,461,887
a	Synopsys, Inc.	13,496	7,712,964
	Texas Instruments, Inc.	74,228	12,931,260
	Vontier Corp.	28,920	1,311,811

			461,652,462

	Materials 1.9%
	Celanese Corp.	8,194	1,408,221
	CF Industries Holdings, Inc.	17,352	1,443,860
	Eagle Materials, Inc.	4,820	1,309,835
	LyondellBasell Industries NV, Class A	24,100	2,464,948
	NewMarket Corp.	1,928	1,223,547
	Nucor Corp.	23,136	4,578,615
	Packaging Corp. of America	7,309	1,387,102
	Reliance, Inc.	5,302	1,771,822
	Sherwin-Williams Co.	9,640	3,348,261
	Southern Copper Corp.	15,424	1,642,965
	Steel Dynamics, Inc.	15,906	2,357,746
	U.S. Steel Corp.	26,510	1,081,078

			24,018,000

	Real Estate 1.6%
	Cousins Properties, Inc.	54,466	1,309,363
	EPR Properties	30,366	1,289,037
	Gaming & Leisure Properties, Inc.	27,474	1,265,727
	Kilroy Realty Corp.	32,776	1,194,030
	Lamar Advertising Co., Class A	11,568	1,381,335
	NET Lease Office Properties	51,092	1,215,989
	NNN REIT, Inc.	30,848	1,318,443
	Omega Healthcare Investors, Inc.	40,006	1,266,990
	Public Storage	13,496	3,914,650
	Simon Property Group, Inc.	31,812	4,978,260
	STAG Industrial, Inc.	33,413	1,284,396

			20,418,220

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Large Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Utilities 0.5%
	Atmos Energy Corp.	13,014	$1,546,974
	Hawaiian Electric Industries, Inc.	102,184	1,151,614
	National Fuel Gas Co.	25,546	1,372,331
	Vistra Corp.	31,812	2,215,706

			6,286,625

	Total Common Stocks (Cost $1,022,761,092)		1,280,019,579

	Total Investments before Short-Term Investments (Cost $1,022,761,092)		1,280,019,579

	Short-Term Investments 0.2%
	Money Market Funds 0.2%
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	2,867,178	2,867,178

	Total Short-Term Investments (Cost $2,867,178)		2,867,178

	Total Investments (Cost $1,025,628,270) 99.9%		1,282,886,757
	Other Assets, less Liabilities 0.1%		927,830

	Net Assets 100.0%		$1,283,814,587

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	13	$3,450,525	6/21/24	$56,086

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

80	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Mid Cap Multifactor Index ETF

	Year Ended March 31,

	2024		2023	2022		2021		2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$43.31		$44.90	$40.84		$24.94		$30.32

Income from investment operations[a]:

Net investment income[b]	0.80		0.71	0.54		0.45		0.50

Net realized and unrealized gains (losses)	9.95		(1.73)	4.03		15.86		(5.41)

Total from investment operations	10.75		(1.02)	4.57		16.31		(4.91)

Less distributions from net investment income	(0.61)		(0.57)	(0.51)		(0.41)		(0.47)

Net asset value, end of year	$53.45		$43.31	$44.90		$40.84		$24.94

Total return[c]	25.04%		(2.17)%	11.18%		65.69%		(16.50)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%		0.30%	0.30%		0.30%		0.30%

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.30%		0.30%		0.30%

Net investment income	1.74%		1.69%	1.21%		1.30%		1.60%

Supplemental data

Net assets, end of year (000’s)	$611,988		$166,748	$62,855		$36,759		$13,718

Portfolio turnover rate[e]	19.41%	[f]	24.07% [f]	22.76%	[f]	25.02%	[f]	24.20% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	19.41%	24.07%	22.76%	25.02%	24.20%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	81

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Mid Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.8%
	Communication Services 1.7%
	Electronic Arts, Inc.	37,327	$4,952,173
	Omnicom Group, Inc.	47,174	4,564,556
	Playtika Holding Corp.	11,450	80,723
	TKO Group Holdings, Inc.	6,870	593,637

			10,191,089

	Consumer Discretionary 17.8%
	Advance Auto Parts, Inc.	16,717	1,422,450
a	AutoNation, Inc.	8,015	1,327,124
	Bath & Body Works, Inc.	48,777	2,439,826
	Best Buy Co., Inc.	54,502	4,470,799
	Brunswick Corp.	15,114	1,458,803
	Carter’s, Inc.	9,389	795,061
b	Choice Hotels International, Inc.	7,099	896,959
	Columbia Sportswear Co.	7,786	632,067
a	Crocs, Inc.	9,618	1,383,068
a	Deckers Outdoor Corp.	5,394	5,077,156
	Dick’s Sporting Goods, Inc.	14,656	3,295,548
	DR Horton, Inc.	40,304	6,632,023
	eBay, Inc.	56,563	2,985,395
	Garmin Ltd.	37,098	5,522,779
	Genuine Parts Co.	30,228	4,683,224
a	Grand Canyon Education, Inc.	4,580	623,842
	H&R Block, Inc.	38,472	1,889,360
	Hasbro, Inc.	28,854	1,630,828
	Kohl’s Corp.	22,900	667,535
	LKQ Corp.	55,418	2,959,875
	Macy’s, Inc.	67,097	1,341,269
a	Mister Car Wash, Inc.	11,221	86,963
	Murphy USA, Inc.	3,435	1,439,952
	Nordstrom, Inc.	26,106	529,169
a	NVR, Inc.	466	3,774,581
	Penske Automotive Group, Inc.	5,038	816,106
	Polaris, Inc.	13,511	1,352,721
	Pool Corp.	8,702	3,511,257
	PulteGroup, Inc.	45,800	5,524,396
	Ralph Lauren Corp.	9,389	1,762,879
a	Skechers USA, Inc., Class A	29,770	1,823,710
	Tapestry, Inc.	62,975	2,990,053
	Tempur Sealy International, Inc.	39,846	2,264,050
	Texas Roadhouse, Inc.	13,740	2,122,418
	Toll Brothers, Inc.	10,076	1,303,532
	Tractor Supply Co.	24,274	6,352,991
a	Ulta Beauty, Inc.	11,404	5,962,923
	VF Corp.	69,387	1,064,397
a	Victoria’s Secret & Co.	19,694	381,670
	Williams-Sonoma, Inc.	19,236	6,108,007
	Wingstop, Inc.	4,580	1,678,112
	Yum! Brands, Inc.	40,991	5,683,402

			108,668,280

	Consumer Staples 5.3%
	Albertsons Cos., Inc., Class A	99,386	2,130,836
a	BJ’s Wholesale Club Holdings, Inc.	29,770	2,252,100
	Casey’s General Stores, Inc.	7,328	2,333,602
	Church & Dwight Co., Inc.	48,090	5,016,268
	Clorox Co.	28,854	4,417,836

82	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Staples (continued)
a	Dollar Tree, Inc.	35,495	$4,726,159
	Flowers Foods, Inc.	48,777	1,158,454
	Kroger Co.	116,332	6,646,047
	Lamb Weston Holdings, Inc.	23,129	2,463,932
	Walgreens Boots Alliance, Inc.	70,532	1,529,839

			32,675,073

	Energy 6.6%
	Antero Midstream Corp.	81,295	1,143,008
	APA Corp.	56,792	1,952,509
	Chesapeake Energy Corp.	33,205	2,949,600
	Coterra Energy, Inc., Class A	153,659	4,284,013
	Devon Energy Corp.	114,500	5,745,610
	Diamondback Energy, Inc.	33,434	6,625,616
	HF Sinclair Corp.	27,251	1,645,143
	Ovintiv, Inc.	60,227	3,125,781
	Phillips 66	40,075	6,545,851
	Range Resources Corp.	54,731	1,884,388
a	Southwestern Energy Co.	268,159	2,032,645
	Texas Pacific Land Corp.	4,122	2,384,618

			40,318,782

	Financials 12.0%
	Affiliated Managers Group, Inc.	8,931	1,495,675
	Allstate Corp.	37,327	6,457,944
	Ally Financial, Inc.	61,372	2,491,090
	Assured Guaranty Ltd.	10,763	939,072
	Cincinnati Financial Corp.	34,350	4,265,240
	CNA Financial Corp.	5,496	249,628
a	Corpay, Inc.	12,137	3,744,750
	Discover Financial Services	49,693	6,514,255
	Everest Group Ltd.	8,015	3,185,963
	First American Financial Corp.	22,442	1,370,084
	Globe Life, Inc.	22,900	2,664,873
	Hanover Insurance Group, Inc.	9,160	1,247,317
	Hartford Financial Services Group, Inc.	55,189	5,687,226
	Janus Henderson Group PLC	28,854	949,008
	Kinsale Capital Group, Inc.	3,435	1,802,482
	Lazard, Inc.	16,259	680,764
	MGIC Investment Corp.	75,112	1,679,504
	MSCI, Inc.	9,847	5,518,751
	Old Republic International Corp.	43,052	1,322,557
	OneMain Holdings, Inc.	19,923	1,017,866
	Prosperity Bancshares, Inc.	18,549	1,220,153
	Regions Financial Corp.	182,971	3,849,710
	Rithm Capital Corp.	91,142	1,017,145
	SEI Investments Co.	27,938	2,008,742
	Synchrony Financial	104,882	4,522,512
	T Rowe Price Group, Inc.	34,350	4,187,952
	Unum Group	38,472	2,064,408
	Western Union Co.	110,607	1,546,286

			73,700,957

	Health Care 8.4%
a	Acadia Healthcare Co., Inc.	19,923	1,578,300
	Chemed Corp.	2,977	1,911,026a
a	DaVita, Inc.	5,267	727,109
	Encompass Health Corp.	28,854	2,382,763
a	IDEXX Laboratories, Inc.	10,992	5,934,911

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
a	Incyte Corp.	44,884	$2,557,041
a	Integra LifeSciences Holdings Corp.	6,412	227,305
a	Mettler-Toledo International, Inc.	4,122	5,487,577
a	Neurocrine Biosciences, Inc.	25,190	3,474,205
	Organon & Co.	62,288	1,171,014
a	Qiagen NV	32,976	1,417,638
	ResMed, Inc.	24,274	4,806,980
	Royalty Pharma PLC, Class A	83,356	2,531,522
a	Shockwave Medical, Inc.	5,267	1,715,093
a	Tenet Healthcare Corp.	19,923	2,094,107
a	United Therapeutics Corp.	9,847	2,262,053
	Universal Health Services, Inc., Class B	14,885	2,715,917
	Viatris, Inc.	257,625	3,076,043
a	Waters Corp.	16,259	5,596,836

			51,667,440

	Industrials 22.7%
	Allegion PLC	19,923	2,683,827
	Allison Transmission Holdings, Inc.	24,045	1,951,492
	Booz Allen Hamilton Holding Corp.	38,014	5,642,798
a	Builders FirstSource, Inc.	31,602	6,590,597
a	CACI International, Inc., Class A	2,061	780,769
	CH Robinson Worldwide, Inc.	27,251	2,074,891
	Cintas Corp.	9,343	6,418,921
	Curtiss-Wright Corp.	7,786	1,992,749
	Delta Air Lines, Inc.	60,914	2,915,953
	Donaldson Co., Inc.	28,167	2,103,512
	Dover Corp.	31,602	5,599,558
	EMCOR Group, Inc.	4,351	1,523,720
	Esab Corp.	10,763	1,190,065
	Expeditors International of Washington, Inc.	37,098	4,510,004
	Fastenal Co.	86,333	6,659,728
	Ferguson PLC	29,999	6,552,682
	Genpact Ltd.	30,915	1,018,649
	Graco, Inc.	37,098	3,467,179
	Landstar System, Inc.	8,473	1,633,256
	Lennox International, Inc.	7,740	3,783,002
	Lincoln Electric Holdings, Inc.	14,656	3,743,729
	ManpowerGroup, Inc.	11,221	871,198
	Masco Corp.	44,655	3,522,386
	MSC Industrial Direct Co., Inc., Class A	12,595	1,222,219
	Nordson Corp.	12,137	3,332,092
	Old Dominion Freight Line, Inc.	26,564	5,825,751
	Otis Worldwide Corp.	59,998	5,956,001
	PACCAR, Inc.	48,777	6,042,983
	Paychex, Inc.	42,136	5,174,301
	Paycom Software, Inc.	10,305	2,050,798
	Robert Half, Inc.	23,129	1,833,667
	Rollins, Inc.	63,433	2,935,045
	Ryder System, Inc.	9,618	1,155,987
a	Saia, Inc.	4,351	2,545,335
	Schneider National, Inc., Class B	13,740	311,074
	Snap-on, Inc.	13,511	4,002,228
	Toro Co.	21,984	2,014,394
	Trane Technologies PLC	22,900	6,874,580
	Watsco, Inc.	8,015	3,462,240
	WW Grainger, Inc.	6,544	6,657,211

			138,626,571

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology 12.2%
	Amdocs Ltd.	25,877	$2,338,505
	Avnet, Inc.	8,931	442,799
	CDW Corp.	24,503	6,267,377
a	Cirrus Logic, Inc.	8,244	763,065
	Crane NXT Co.	7,557	467,778
	Dolby Laboratories, Inc., Class A	13,740	1,151,000
a	F5, Inc.	12,595	2,387,886
a	Fair Isaac Corp.	4,738	5,920,652
a	Gartner, Inc.	11,908	5,676,186
	Gen Digital, Inc.	123,202	2,759,725
a	GoDaddy, Inc., Class A	23,816	2,826,483
	Hewlett Packard Enterprise Co.	258,312	4,579,872
	HP, Inc.	164,422	4,968,833
a	HubSpot, Inc.	6,412	4,017,503
	Jabil, Inc.	18,091	2,423,289
	Juniper Networks, Inc.	68,471	2,537,535
a	Manhattan Associates, Inc.	15,801	3,953,884
	Monolithic Power Systems, Inc.	8,817	5,972,812
	NetApp, Inc.	56,334	5,913,380
	Teradyne, Inc.	32,289	3,643,168
a	VeriSign, Inc.	21,755	4,122,790
	Vontier Corp.	37,785	1,713,928

			74,848,450

	Materials 6.8%
	Avery Dennison Corp.	18,778	4,192,188
	CF Industries Holdings, Inc.	45,342	3,772,908
	International Paper Co.	70,990	2,770,030
	LyondellBasell Industries NV, Class A	52,670	5,387,087
	NewMarket Corp.	989	627,639
	Nucor Corp.	30,228	5,982,121
	Packaging Corp. of America	16,946	3,216,012
	Reliance, Inc.	14,198	4,744,688
	RPM International, Inc.	26,564	3,159,788
	Sealed Air Corp.	34,579	1,286,339
	Sonoco Products Co.	22,213	1,284,800
	Steel Dynamics, Inc.	35,953	5,329,313

			41,752,913

	Real Estate 4.2%
	AvalonBay Communities, Inc.	27,709	5,141,682
	Boston Properties, Inc.	23,816	1,555,423
	Camden Property Trust	21,526	2,118,158
	EastGroup Properties, Inc.	7,099	1,276,187
	Equity LifeStyle Properties, Inc.	29,999	1,931,936
	Extra Space Storage, Inc.	33,434	4,914,798
	Highwoods Properties, Inc.	26,106	683,455
	Kilroy Realty Corp.	16,717	609,000
	NNN REIT, Inc.	39,159	1,673,656
	STAG Industrial, Inc.	28,167	1,082,740
	VICI Properties, Inc.	150,224	4,475,173

			25,462,208

	Utilities 2.1%
	American Water Works Co., Inc.	35,037	4,281,872
	Consolidated Edison, Inc.	55,189	5,011,713
	National Fuel Gas Co.	18,091	971,849

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SCHEDULE OF INVESTMENTS

Franklin U.S. Mid Cap Multifactor Index ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Utilities (continued)
	Vistra Corp.	34,579	$2,408,427

			12,673,861

	Total Common Stocks (Cost $518,973,049)		610,585,624

	Total Investments before Short-Term Investments (Cost $518,973,049)		610,585,624

	Short-Term Investments 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	717,750	717,750

	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	1,346,815	1,346,815

	Total Short-Term Investments (Cost $2,064,565)		2,064,565

	Total Investments (Cost $521,037,614) 100.1%		612,650,189
	Other Assets, less Liabilities (0.1)%		(662,535)

	Net Assets 100.0%		$611,987,654

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2024. See Note 1(d).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	4	$1,230,960	6/21/24	$38,692

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Small Cap Multifactor Index ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$34.10	$36.16	$36.53	$20.48	$27.66

Income from investment operations[a]:

Net investment income[b]	0.55	0.54	0.38	0.28	0.39

Net realized and unrealized gains (losses)	6.41	(2.10)	(0.36)	16.15	(7.15)

Total from investment operations	6.96	(1.56)	0.02	16.43	(6.76)

Less distributions from net investment income	(0.49)	(0.50)	(0.39)	(0.38)	(0.42)

Net asset value, end of year	$40.57	$34.10	$36.16	$36.53	$20.48

Total return[c]	20.59%	(4.21)%	0.02%	80.74%	(24.83)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.53%	1.60%	1.00%	0.99%	1.41%

Supplemental data

Net assets, end of year (000’s)	$36,510	$17,048	$16,273	$14,613	$13,310

Portfolio turnover rate[e]	23.57%[f]	28.79%[f]	27.64%[f]	34.77%[f]	23.83%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	23.57%	28.79%	27.64%	34.77%	23.83%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	87

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Small Cap Multifactor Index ETF

		Shares	Value

	Common Stocks 99.9%
	Communication Services 2.4%
a	AMC Networks, Inc., Class A	1,368	$16,594
a	Cargurus, Inc.	3,078	71,040
	Cogent Communications Holdings, Inc.	2,070	135,233
	IDT Corp., Class B	702	26,543
	John Wiley & Sons, Inc., Class A	1,926	73,438
a	Liberty Latin America Ltd., Class A	1,548	10,790
a	Ooma, Inc.	1,170	9,980
a	Playstudios, Inc.	3,654	10,158
	Scholastic Corp.	1,278	48,193
	Shutterstock, Inc.	1,170	53,598
	Spok Holdings, Inc.	738	11,771
	TEGNA, Inc.	9,666	144,410
	Telephone & Data Systems, Inc.	4,896	78,434
a	Thryv Holdings, Inc.	1,206	26,809
a	Yelp, Inc.	3,762	148,223
a	ZipRecruiter, Inc., Class A	3,114	35,780

			900,994

	Consumer Discretionary 17.5%
a	1-800- Flowers.com, Inc., Class A	1,242	13,451
a	Abercrombie & Fitch Co., Class A	2,610	327,111
	Academy Sports & Outdoors, Inc.	3,366	227,340
	Acushnet Holdings Corp.	1,818	119,897
a	Adtalem Global Education, Inc.	1,638	84,193
	American Eagle Outfitters, Inc.	7,596	195,901
a	Asbury Automotive Group, Inc.	918	216,446
	Bloomin’ Brands, Inc.	5,400	154,872
	Buckle, Inc.	1,782	71,761
	Build-A-Bear Workshop, Inc.	666	19,893
	Caleres, Inc.	1,764	72,377
	Camping World Holdings, Inc., Class A	1,944	54,140
	Cato Corp., Class A	774	4,466
	Cheesecake Factory, Inc.	2,934	106,064
a	Chuy’s Holdings, Inc.	918	30,964
	Cracker Barrel Old Country Store, Inc.	1,368	99,495
	Designer Brands, Inc., Class A	1,584	17,313
a	Destination XL Group, Inc.	2,538	9,137
	Dillard’s, Inc., Class A	206	97,158
a	Duluth Holdings, Inc., Class B	666	3,263
a	Duolingo, Inc.	1,008	222,345
a	Envela Corp.	198	915
	Escalade, Inc.	342	4,702
	Ethan Allen Interiors, Inc.	1,314	45,425
a	Figs, Inc., Class A	6,462	32,181
	Foot Locker, Inc.	3,672	104,652
a	Frontdoor, Inc.	3,582	116,702
a	Genesco, Inc.	576	16,209
a	G-III Apparel Group Ltd.	1,872	54,307
	Group 1 Automotive, Inc.	666	194,625
	Guess?, Inc.	1,368	43,051
	Haverty Furniture Cos., Inc.	918	31,322
a	Helen of Troy Ltd.	1,026	118,236
	Hibbett, Inc.	666	51,155
	Hooker Furnishings Corp.	360	8,644
	Installed Building Products, Inc.	1,170	302,714
a	J Jill, Inc.	180	5,755
	Jack in the Box, Inc.	774	53,003

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Consumer Discretionary (continued)
a	JAKKS Pacific, Inc.	252	$6,224
	Johnson Outdoors, Inc., Class A	234	10,790
	Kontoor Brands, Inc.	3,168	190,872
	La-Z-Boy, Inc.	2,250	84,645
	LCI Industries	1,134	139,550
a	Lincoln Educational Services Corp.	882	9,111
a	Lovesac Co.	630	14,238
a	M/I Homes, Inc.	882	120,208
a	Malibu Boats, Inc., Class A	864	37,394
	Marine Products Corp.	504	5,922
a	MasterCraft Boat Holdings, Inc.	774	18,359
	MDC Holdings, Inc.	2,538	159,666
a	Modine Manufacturing Co.	2,034	193,616
	Monarch Casino & Resort, Inc.	630	47,244
	Monro, Inc.	1,332	42,011
	Movado Group, Inc.	864	24,132
	Nathan’s Famous, Inc.	108	7,646
a	ODP Corp.	1,746	92,625
a	ONE Group Hospitality, Inc.	1,026	5,715
	Oxford Industries, Inc.	810	91,044
	Papa John’s International, Inc.	1,458	97,103
	Patrick Industries, Inc.	918	109,673
	Perdoceo Education Corp.	3,942	69,221
a	Portillo’s, Inc., Class A	1,728	24,503
a	Potbelly Corp.	936	11,335
a	Revolve Group, Inc.	2,052	43,441
	Rocky Brands, Inc.	306	8,302
a	Sally Beauty Holdings, Inc.	6,174	76,681
	Shoe Carnival, Inc.	810	29,678
	Signet Jewelers Ltd.	2,124	212,549
	Smith & Wesson Brands, Inc.	2,178	37,810
	Sonic Automotive, Inc., Class A	774	44,072
a	Sonos, Inc.	5,238	99,836
a	Sportsman’s Warehouse Holdings, Inc.	2,052	6,382
	Standard Motor Products, Inc.	1,062	35,630
	Steven Madden Ltd.	3,888	164,385
	Strategic Education, Inc.	1,152	119,946
	Stride, Inc.	2,106	132,783
	Sturm Ruger & Co., Inc.	846	39,043
a	Super Group SGHC Ltd.	3,042	10,495
a	Target Hospitality Corp.	1,026	11,153
a	Tile Shop Holdings, Inc.	1,476	10,376
a,b	Torrid Holdings, Inc.	468	2,284
a	United Homes Group, Inc.	144	1,007
a	Universal Technical Institute, Inc.	1,332	21,232
	Upbound Group, Inc.	2,898	102,039
a	Vera Bradley, Inc.	594	4,039
	Weyco Group, Inc.	342	10,903
	Winmark Corp.	153	55,340
	Winnebago Industries, Inc.	882	65,268
	Wolverine World Wide, Inc.	3,348	37,531
a	XPEL, Inc.	990	53,480

			6,379,717

	Consumer Staples 8.2%
a	BellRing Brands, Inc.	5,850	345,325
	Cal-Maine Foods, Inc.	1,782	104,871
a	Central Garden & Pet Co.	450	19,274
a	Central Garden & Pet Co., Class A	2,412	89,051

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Consumer Staples (continued)
	Coca-Cola Consolidated, Inc.	259	$219,220
	Edgewell Personal Care Co.	2,052	79,289
a	elf Beauty, Inc.	2,502	490,467
	Energizer Holdings, Inc.	1,728	50,872
	Ingles Markets, Inc., Class A	738	56,590
	Inter Parfums, Inc.	1,008	141,634
	J & J Snack Foods Corp.	576	83,267
	John B Sanfilippo & Son, Inc.	414	43,851
	Lancaster Colony Corp.	846	175,655
	Medifast, Inc.	612	23,452
a	National Beverage Corp.	1,260	59,800
	Natural Grocers by Vitamin Cottage, Inc., Class C	491	8,863
a	Nature’s Sunshine Products, Inc.	468	9,720
	Nu Skin Enterprises, Inc., Class A	2,934	40,577
	Oil-Dri Corp. of America	180	13,421
	PriceSmart, Inc.	1,170	98,280
	SpartanNash Co.	1,818	36,742
a	Sprouts Farmers Market, Inc.	5,418	349,353
a	United Natural Foods, Inc.	2,322	26,680
	Universal Corp.	1,206	62,374
a	USANA Health Sciences, Inc.	576	27,936
	Vector Group Ltd.	7,092	77,728
	Village Super Market, Inc., Class A	522	14,934
	WD-40 Co.	738	186,943
	Weis Markets, Inc.	918	59,119

			2,995,288

	Energy 6.1%
	Archrock, Inc.	3,096	60,898
	Ardmore Shipping Corp.	1,530	25,123
	Atlas Energy Solutions, Inc.	396	8,958
	California Resources Corp.	3,420	188,442
	Chord Energy Corp.	1,944	346,499
	Civitas Resources, Inc.	2,700	204,957
a	CNX Resources Corp.	3,438	81,549
	Comstock Resources, Inc.	3,708	34,410
	CONSOL Energy, Inc.	1,854	155,291
	Crescent Energy Co., Class A	2,232	26,561
	CVR Energy, Inc.	1,206	43,006
	Evolution Petroleum Corp.	1,170	7,184
	Granite Ridge Resources, Inc.	1,152	7,488
a	Gulfport Energy Corp.	378	60,525
	International Seaways, Inc.	1,296	68,947
	Magnolia Oil & Gas Corp., Class A	7,722	200,386
	Northern Oil & Gas, Inc.	3,006	119,278
a	Par Pacific Holdings, Inc.	1,152	42,693
	PBF Energy, Inc., Class A	2,502	144,040
	Peabody Energy Corp.	4,464	108,297
	Riley Exploration Permian, Inc.	342	11,286
	Scorpio Tankers, Inc.	1,584	113,335
	SFL Corp. Ltd.	5,436	71,646
a	SilverBow Resources, Inc.	756	25,810
	Teekay Tankers Ltd., Class A	522	30,490
	VAALCO Energy, Inc.	4,536	31,616

			2,218,715

	Financials 9.8%
	1st Source Corp.	774	40,573
a	Ambac Financial Group, Inc.	1,548	24,195

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Financials (continued)
	Arrow Financial Corp.	648	$16,213
	Associated Banc-Corp.	6,822	146,741
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,350	39,987
	Bank of Marin Bancorp	504	8,452
a	Blackstone Mortgage Trust, Inc., Class A	8,622	171,664
	Brookline Bancorp, Inc.	3,816	38,007
	Cass Information Systems, Inc.	522	25,145
	Chemung Financial Corp.	126	5,353
	City Holding Co.	612	63,783
a	Consumer Portfolio Services, Inc.	360	2,722
	CVB Financial Corp.	5,292	94,409
	Donegal Group, Inc., Class A	666	9,417
a	Donnelley Financial Solutions, Inc.	1,098	68,087
	Dynex Capital, Inc.	2,142	26,668
	Eagle Bancorp, Inc.	990	23,255
	Enact Holdings, Inc.	1,422	44,338
a	Enova International, Inc.	954	59,940
	ESSA Bancorp, Inc.	324	5,907
	Essent Group Ltd.	4,518	268,866
	EVERTEC, Inc.	2,754	109,885
	Farmers & Merchants Bancorp, Inc.	432	9,629
	Farmers National Banc Corp.	1,404	18,757
	Financial Institutions, Inc.	630	11,857
	First Business Financial Services, Inc.	342	12,825
	First Foundation, Inc.	2,160	16,308
	First Merchants Corp.	2,538	88,576
	First of Long Island Corp.	1,170	12,975
	FirstCash Holdings, Inc.	1,134	144,630
	Flushing Financial Corp.	1,062	13,392
a	Genworth Financial, Inc., Class A	20,430	131,365
	German American Bancorp, Inc.	1,206	41,776
	Granite Point Mortgage Trust, Inc.	1,152	5,495
	Guaranty Bancshares, Inc.	360	10,930
	Home Bancorp, Inc.	252	9,654
	Home BancShares, Inc.	6,012	147,715
	Hope Bancorp, Inc.	4,716	54,281
a	International Money Express, Inc.	1,836	41,916
	Investors Title Co.	54	8,812
	Jackson Financial, Inc., Class A	3,528	233,342
	KKR Real Estate Finance Trust, Inc.	1,980	19,919
	Lakeland Bancorp, Inc.	3,042	36,808
	Macatawa Bank Corp.	1,044	10,221
	Mercury General Corp.	1,062	54,799
a	Mr Cooper Group, Inc.	2,898	225,899
	National Western Life Group, Inc., Class A	116	57,067
	NBT Bancorp, Inc.	2,052	75,267
a	NerdWallet, Inc., Class A	1,692	24,872
	Nexpoint Real Estate Finance, Inc.	306	4,394
a	NMI Holdings, Inc., Class A	3,150	101,871
	Northeast Community Bancorp, Inc.	486	7,645
	Northfield Bancorp, Inc.	1,962	19,071
	Northwest Bancshares, Inc.	5,688	66,265
	OceanFirst Financial Corp.	2,412	39,581
	Parke Bancorp, Inc.	504	8,681
	Penns Woods Bancorp, Inc.	216	4,193
	Peoples Bancorp, Inc.	1,458	43,171
	Peoples Financial Services Corp.	306	13,192
	Preferred Bank	450	34,547
	Regional Management Corp.	342	8,280

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Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Financials (continued)
	Selective Insurance Group, Inc.	1,854	$202,401
	Southern Missouri Bancorp, Inc.	378	16,522
	Summit Financial Group, Inc.	414	11,244
	Tompkins Financial Corp.	630	31,683
	TPG RE Finance Trust, Inc.	3,258	25,152
	TrustCo Bank Corp.	792	22,303
	Victory Capital Holdings, Inc., Class A	1,206	51,171
	West BanCorp, Inc.	774	13,800
a	World Acceptance Corp.	198	28,706

			3,566,567

	Health Care 6.8%
a	ACADIA Pharmaceuticals, Inc.	4,284	79,211
a	Alkermes PLC	7,434	201,238
a	AMN Healthcare Services, Inc.	2,106	131,646
a	Amphastar Pharmaceuticals, Inc.	1,260	55,327
a	AtriCure, Inc.	2,052	62,422
	Atrion Corp.	54	25,032
a	Axogen, Inc.	1,314	10,604
a	Biote Corp., Class A	324	1,879
a	Catalyst Pharmaceuticals, Inc.	4,590	73,165
a	Community Health Systems, Inc.	5,760	20,160
	CONMED Corp.	1,350	108,108
a	Corcept Therapeutics, Inc.	4,014	101,113
a	CorVel Corp.	414	108,865
a	Cross Country Healthcare, Inc.	1,710	32,011
a	Eagle Pharmaceuticals, Inc.	522	2,735
	Embecta Corp.	2,970	39,412
a	Harmony Biosciences Holdings, Inc.	1,008	33,849
a	Harvard Bioscience, Inc.	1,440	6,106
a	Hims & Hers Health, Inc.	4,608	71,286
a	Ideaya Biosciences, Inc.	1,260	55,289
a	Inari Medical, Inc.	2,070	99,319
a	InfuSystem Holdings, Inc.	684	5,862
a	Inmode Ltd.	2,916	63,015
a	Innoviva, Inc.	3,240	49,378
	iRadimed Corp.	396	17,420
a	Ironwood Pharmaceuticals, Inc.	6,300	54,873
a	Joint Corp.	738	9,638
a	Kiniksa Pharmaceuticals Ltd., Class A	1,026	20,243
	LeMaitre Vascular, Inc.	828	54,946
a	Merit Medical Systems, Inc.	2,376	179,982
a	MiMedx Group, Inc.	4,590	35,343
	National HealthCare Corp.	612	57,840
	National Research Corp.	774	30,658
a	Nevro Corp.	1,242	17,934
a	Organogenesis Holdings, Inc.	3,042	8,639
	Patterson Cos., Inc.	4,572	126,416
a	Pediatrix Medical Group, Inc.	4,698	47,121
	Phibro Animal Health Corp., Class A	1,080	13,964
a	Prestige Consumer Healthcare, Inc.	2,322	168,484
a	Protalix BioTherapeutics, Inc.	1,548	1,950
a	Quipt Home Medical Corp.	1,350	5,900
a	Semler Scientific, Inc.	198	5,784
	SIGA Technologies, Inc.	2,106	18,027
a	Surmodics, Inc.	306	8,978
a	Tactile Systems Technology, Inc.	1,062	17,257
a	Treace Medical Concepts, Inc.	1,926	25,134
a	UFP Technologies, Inc.	270	68,094

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Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Health Care (continued)
a	Vanda Pharmaceuticals, Inc.	2,592	$10,653
a	Viemed Healthcare, Inc.	1,170	11,033
a	Zymeworks, Inc.	1,206	12,687
a,b	Zynex, Inc.	1,170	14,473

			2,480,503

	Industrials 23.7%
	ACCO Brands Corp.	4,500	25,245
	Alamo Group, Inc.	468	106,858
	Allient, Inc.	630	22,478
	Apogee Enterprises, Inc.	468	27,706
	Applied Industrial Technologies, Inc.	1,998	394,705
	Atkore, Inc.	1,728	328,942
a	Atmus Filtration Technologies, Inc.	360	11,610
	Barrett Business Services, Inc.	306	38,776
a	BlueLinx Holdings, Inc.	360	46,886
	Boise Cascade Co.	1,872	287,109
a	Bowman Consulting Group Ltd.	342	11,898
	Brink’s Co.	2,178	201,204
a	Cimpress PLC	918	81,252
	Comfort Systems USA, Inc.	1,566	497,534
	CompX International, Inc.	76	2,607
a	Concrete Pumping Holdings, Inc.	954	7,537
	Costamare, Inc.	2,250	25,538
	Covenant Logistics Group, Inc.	522	24,200
	CRA International, Inc.	306	45,771
	CSG Systems International, Inc.	1,602	82,567
	CSW Industrials, Inc.	666	156,244
a	Daseke, Inc.	1,818	15,089
	Deluxe Corp.	2,178	44,845
a	Distribution Solutions Group, Inc.	414	14,689
a	DXP Enterprises, Inc.	648	34,817
	Eagle Bulk Shipping, Inc.	486	30,360
	Encore Wire Corp.	702	184,472
	Ennis, Inc.	1,314	26,950
	ESCO Technologies, Inc.	1,062	113,687
	Exponent, Inc.	2,520	208,379
	Forward Air Corp.	1,260	39,199
a	Franklin Covey Co.	594	23,320
	Franklin Electric Co., Inc.	2,250	240,323
a	GEO Group, Inc.	4,878	68,877
	Global Industrial Co.	792	35,466
a	GMS, Inc.	2,106	204,998
	Gorman-Rupp Co.	918	36,307
	H&E Equipment Services, Inc.	1,368	87,798
a	Healthcare Services Group, Inc.	3,276	40,884
	Heartland Express, Inc.	2,394	28,584
	Heidrick & Struggles International, Inc.	1,170	39,382
	Hillenbrand, Inc.	2,844	143,025
	HNI Corp.	2,412	108,854
a	Hudson Technologies, Inc.	1,872	20,611
a	Huron Consulting Group, Inc.	396	38,262
	Hyster-Yale Materials Handling, Inc.	234	15,016
a	IBEX Holdings Ltd.	414	6,388
	ICF International, Inc.	954	143,701
a	IES Holdings, Inc.	288	35,032
	Insperity, Inc.	1,674	183,487
	Kadant, Inc.	558	183,080
	Karat Packaging, Inc.	288	8,240

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Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Industrials (continued)
	Kelly Services, Inc., Class A	1,494	$37,410
	Kforce, Inc.	1,098	77,431
	Korn Ferry	2,844	187,021
a	Legalzoom.com, Inc.	5,616	74,917
a	Liquidity Services, Inc.	1,098	20,423
	LSI Industries, Inc.	936	14,152
	Luxfer Holdings PLC	1,170	12,133
	Marten Transport Ltd.	2,736	50,561
a	Masterbrand, Inc.	4,302	80,619
	Matson, Inc.	1,620	182,088
	Matthews International Corp., Class A	1,170	36,364
	McGrath RentCorp	1,098	135,460
	Miller Industries, Inc.	486	24,349
	MillerKnoll, Inc.	3,330	82,451
a	Mistras Group, Inc.	756	7,227
	Moog, Inc., Class A	990	158,054
	Mueller Industries, Inc.	5,166	278,602
	Mueller Water Products, Inc., Class A	6,480	104,263
	National Presto Industries, Inc.	216	18,101
	NL Industries, Inc.	414	3,035
a	NV5 Global, Inc.	630	61,746
	Omega Flex, Inc.	198	14,044
a	PAM Transportation Services, Inc.	288	4,668
a	Performant Financial Corp.	2,754	8,097
	Pitney Bowes, Inc.	6,516	28,214
	Preformed Line Products Co.	126	16,212
a	Radiant Logistics, Inc.	1,818	9,854
	Resources Connection, Inc.	1,818	23,925
	Rush Enterprises, Inc., Class A	2,808	150,284
	Rush Enterprises, Inc., Class B	450	23,981
	Safe Bulkers, Inc.	2,772	13,749
	Simpson Manufacturing Co., Inc.	1,926	395,177
	Standex International Corp.	540	98,399
	Steelcase, Inc., Class A	4,266	55,799
	Tennant Co.	990	120,394
a	Thermon Group Holdings, Inc.	702	22,969
a	Titan Machinery, Inc.	936	23,222
a	Transcat, Inc.	306	34,098
	TriNet Group, Inc.	1,188	157,398
a	TrueBlue, Inc.	1,242	15,550
	UFP Industries, Inc.	2,790	343,198
	UniFirst Corp.	630	109,261
	Universal Logistics Holdings, Inc.	324	11,946
	Wabash National Corp.	1,476	44,191
	Watts Water Technologies, Inc., Class A	1,422	302,246
	Werner Enterprises, Inc.	3,654	142,945

			8,647,017

	Information Technology 14.0%
	A10 Networks, Inc.	3,978	54,459
	Adeia, Inc.	2,430	26,536
	American Software, Inc., Class A	1,332	15,251
a	Appfolio, Inc., Class A	918	226,507
a	Aviat Networks, Inc.	450	17,253
a	Axcelis Technologies, Inc.	1,098	122,449
	Badger Meter, Inc.	1,404	227,181
	Belden, Inc.	1,584	146,694
a	Blackbaud, Inc.	1,926	142,794
a	Box, Inc., Class A	5,148	145,791

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value
	Information Technology (continued)
a	Calix, Inc.	2,322	$76,998
	Climb Global Solutions, Inc.	126	8,931
a	CommVault Systems, Inc.	2,412	244,649
a	CompoSecure, Inc.	558	4,034
a	Consensus Cloud Solutions, Inc.	882	13,989
a	CPI Card Group, Inc.	90	1,607
a	eGain Corp.	954	6,153
a	Enfusion, Inc., Class A	1,494	13,820
a	ePlus, Inc.	1,278	100,374
a	Extreme Networks, Inc.	5,922	68,340
	Hackett Group, Inc.	1,260	30,618
a	Harmonic, Inc.	4,068	54,674
	Immersion Corp.	1,044	7,809
	Information Services Group, Inc.	1,602	6,472
a	Insight Enterprises, Inc.	1,404	260,470
	InterDigital, Inc.	918	97,730
a	inTEST Corp.	360	4,770
	Kulicke & Soffa Industries, Inc.	2,538	127,687
a	MicroStrategy, Inc., Class A	297	506,254
a	Mitek Systems, Inc.	918	12,944
	Napco Security Technologies, Inc.	1,584	63,614
a	NetScout Systems, Inc.	2,736	59,754
a	Novanta, Inc.	1,674	292,565
	NVE Corp.	198	17,856
a	OneSpan, Inc.	1,692	19,678
a	OSI Systems, Inc.	792	113,114
	PC Connection, Inc.	522	34,416
a	Plexus Corp.	576	54,616
	Power Integrations, Inc.	2,484	177,730
	Progress Software Corp.	2,124	113,231
a	PROS Holdings, Inc.	1,458	52,969
a	Qualys, Inc.	1,728	288,351
a	Rambus, Inc.	4,662	288,158
	Richardson Electronics Ltd.	414	3,813
a	Rimini Street, Inc.	2,772	9,037
	Sapiens International Corp. NV	1,008	32,417
a	SPS Commerce, Inc.	1,800	332,820
a	Squarespace, Inc., Class A	2,304	83,958
	Vishay Intertechnology, Inc.	5,634	127,779
a	Vishay Precision Group, Inc.	522	18,442
a	Workiva, Inc.	1,566	132,797
a	Yext, Inc.	3,942	23,770

			5,114,123

	Materials 3.7%
	Alpha Metallurgical Resources, Inc.	450	149,027
	Arch Resources, Inc.	810	130,240
	Caledonia Mining Corp. PLC	540	5,978
	Commercial Metals Co.	4,842	284,564
a	Core Molding Technologies, Inc.	234	4,430
	Greif, Inc., Class A	1,296	89,489
	Greif, Inc., Class B	270	18,770
	Hawkins, Inc.	414	31,795
	Innospec, Inc.	1,080	139,255
	Myers Industries, Inc.	1,746	40,455
	Olympic Steel, Inc.	396	28,068
	Ramaco Resources, Inc., Class A	936	15,762
	Ramaco Resources, Inc., Class B	234	2,937
	Ryerson Holding Corp.	1,044	34,974

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SCHEDULE OF INVESTMENTS

Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Materials (continued)
	Sensient Technologies Corp.	1,818	$125,787
	SunCoke Energy, Inc.	3,510	39,558
	Sylvamo Corp.	1,476	91,128
	Warrior Met Coal, Inc.	2,250	136,575

			1,368,792

	Real Estate 3.6%
	American Assets Trust, Inc.	2,142	46,931
	Broadstone Net Lease, Inc.	8,064	126,363
	CareTrust REIT, Inc.	5,328	129,843
	City Office REIT, Inc.	1,890	9,847
	Community Healthcare Trust, Inc.	1,152	30,585
	COPT Defense Properties	5,292	127,908
a	Forestar Group, Inc.	612	24,596
	Four Corners Property Trust, Inc.	3,960	96,901
	Hudson Pacific Properties, Inc.	5,112	32,972
	Innovative Industrial Properties, Inc.	918	95,050
	LTC Properties, Inc.	1,764	57,348
	Marcus & Millichap, Inc.	1,044	35,673
	Orion Office REIT, Inc.	2,070	7,266
	Piedmont Office Realty Trust, Inc., Class A	4,662	32,774
	PotlatchDeltic Corp.	3,582	168,426
	RE/MAX Holdings, Inc., Class A	1,026	8,998
	Retail Opportunity Investments Corp.	4,590	58,844
	RMR Group, Inc., Class A	774	18,576
	Tanger, Inc.	5,022	148,300
a	Transcontinental Realty Investors, Inc.	54	2,033
	Universal Health Realty Income Trust	468	17,180
	Whitestone REIT	2,196	27,560

			1,303,974

	Utilities 4.1%
	American States Water Co.	1,854	133,933
	Artesian Resources Corp., Class A	378	14,028
	Avista Corp.	3,348	117,247
	California Water Service Group	2,826	131,352
	Genie Energy Ltd., Class B	720	10,858
	Global Water Resources, Inc.	504	6,471
	MGE Energy, Inc.	1,620	127,526
	Northwest Natural Holding Co.	1,548	57,617
	Northwestern Energy Group, Inc.	2,610	132,927
	Otter Tail Corp.	1,710	147,744
	PNM Resources, Inc.	3,816	143,634
	SJW Group	1,350	76,397
	Southwest Gas Holdings, Inc.	3,114	237,069
	Spire, Inc.	2,016	123,722
	Unitil Corp.	684	35,807
	York Water Co.	684	24,809

			1,521,141

	Total Common Stocks (Cost $30,970,615)		36,496,831

	Total Investments before Short-Term Investments (Cost $30,970,615)		36,496,831

	Short-Term Investments 0.7%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.5%
c,d	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	167,840	167,840

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Franklin U.S. Small Cap Multifactor Index ETF (continued)

		Shares	Value

	Short-Term Investments (continued)
	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	78,668	78,668

	Total Short-Term Investments (Cost $246,508)		246,508

	Total Investments (Cost $31,217,123) 100.6%		36,743,339

	Other Assets, less Liabilities (0.6)%		(233,783)

	Net Assets 100.0%		$36,509,556

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2024. See Note 1(d).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro E-Mini Russell 2000 Index Futures	Long	2	$21,459	6/21/24	$529

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 120.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$13,147,871	$694,632,732	$52,783,961
Cost – Non-controlled affiliates (Note 3c)	—	4,095,900	164,064
Value – Unaffiliated issuers+	$12,804,902	$759,378,610	$62,241,540
Value – Non-controlled affiliates (Note 3c)	—	4,095,900	164,064
Cash	—	33,812	20,674
Foreign currency, at value (cost $39,417, $2,299,546 and $7, respectively)	39,354	2,291,462	7
Receivables:
Dividends and interest	70,908	4,189,032	100,619
European Union tax reclaims receivable (Note 1e)	—	297,703	—
Variation margin on futures contracts	212	—	4,387
Deposits with brokers for:
Futures contracts	1,512	190,569	6,275

Total assets	12,916,888	770,477,088	62,537,566

Liabilities:
Payables:
Investment securities purchased	—	—	739
European Union tax reclaims contingency fees payable (Note 1e)	—	74,426	—
Management fees	2,058	56,423	3,060
Variation margin on futures contracts	—	51,542	—
Funds advanced by custodian	16,539	—	—
Payable upon return of securities loaned	—	4,095,900	—
Deferred tax	60,079	—	—

Total liabilities	78,676	4,278,291	3,799

Net assets, at value	$12,838,212	$766,198,797	$62,533,767

Net assets consist of:
Paid-in capital	$43,917,962	$704,425,089	$53,631,622
Total distributable earnings (loss)	(31,079,750)	61,773,708	8,902,145

Net assets, at value	$12,838,212	$766,198,797	$62,533,767

Shares outstanding	500,000	23,900,000	1,550,000

Net asset value per share	$25.68	$32.06	$40.34

+Includes securities loaned	—	3,890,335	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,022,761,092	$518,973,049	$30,970,615
Cost – Non-controlled affiliates (Note 3c)	2,867,178	2,064,565	246,508
Value – Unaffiliated issuers+	$1,280,019,579	$610,585,624	$36,496,831
Value – Non-controlled affiliates (Note 3c)	2,867,178	2,064,565	246,508
Cash	284,771	155,715	11,674
Receivables:
Dividends and interest	684,630	756,897	35,214
Investment securities sold	2,641,655	—	—
Variation margin on futures contracts	152	4,325	78
Deposits with brokers for:
Futures contracts	153,400	60,400	1,300

Total assets	1,286,651,365	613,627,526	36,791,605

Liabilities:
Payables:
Investment securities purchased	11,083	778,249	103,687
Capital shares redeemed	2,663,511	—	—
Management fees	162,184	143,873	10,522
Payable upon return of securities loaned	—	717,750	167,840

Total liabilities	2,836,778	1,639,872	282,049

Net assets, at value	$1,283,814,587	$611,987,654	$36,509,556

Net assets consist of:
Paid-in capital	$1,144,906,853	$525,006,269	$33,410,502
Total distributable earnings (loss)	138,907,734	86,981,385	3,099,054

Net assets, at value	$1,283,814,587	$611,987,654	$36,509,556

Shares outstanding	24,100,000	11,450,000	900,000

Net asset value per share	$53.27	$53.45	$40.57

+Includes securities loaned	—	703,450	164,206

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2024

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 560,229	$17,664,344	$ 914,139	$ 16,538,577
Non-Controlled affiliates (Note 3c)	—	—	2,138	38,949
European Union tax reclaims (Note 1e)	—	297,703	—	—
Interest:
Unaffiliated issuers	—	12,395	509	11,750
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	465	9,583
Non-Controlled affiliates (Note 3c)	—	983	376	11,588

Total investment income	560,229	17,975,425	917,627	16,610,447

Expenses:
Management fees (Note 3a)	22,864	432,359	22,792	1,512,566
European Union tax reclaims contingency fees (Note 1e)	—	74,426	—	—

Total expenses	22,864	506,785	22,792	1,512,566
Expenses waived/paid by affiliates (Note 3c)	—	(627)	(24)	(794)

Net expenses	22,864	506,158	22,768	1,511,772

Net investment income	537,365	17,469,267	894,859	15,098,675

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	65,312	(6,977,240)	(158,199)	(362,648)
In-kind redemptions	—	17,424,509	2,722,660	62,054,666
Foreign currency transactions	(7,722)	(33,659)	1,045	—
Futures contracts	1,144	214,128	26,537	253,876

Net realized gain (loss)	58,734	10,627,738	2,592,043	61,945,894

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	917,047	52,201,714	10,127,187	220,666,040
Translation of other assets and liabilities denominated in foreign currencies	(439)	(28,351)	(62)	—
Futures contracts	(1,625)	6,191	669	6,613
Change in deferred taxes on unrealized appreciation	(46,309)	—	—	—

Net change in unrealized appreciation (depreciation)	868,674	52,179,554	10,127,794	220,672,653

Net realized and unrealized gain (loss)	927,408	62,807,292	12,719,837	282,618,547

Net increase (decrease) in net assets resulting from operations	$1,464,773	$80,276,559	$13,614,696	$297,717,222

[a]Foreign taxes withheld on dividends	$78,252	$1,784,771	$470	$2,522

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2024

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 6,386,547	$516,287
Non-Controlled affiliates (Note 3c)	20,156	615
Interest:
Unaffiliated issuers	3,998	199
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	160	1,481

Total investment income	6,410,861	518,582

Expenses:
Management fees (Note 3a)	943,509	96,532

Total expenses	943,509	96,532
Expenses waived/paid by affiliates (Note 3c)	(215)	(250)

Net expenses	943,294	96,282

Net investment income	5,467,567	422,300

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,924,894)	(290,742)
In-kind redemptions	6,927,046	1,036,345
Futures contracts	90,811	367

Net realized gain (loss)	3,092,963	745,970

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	84,992,609	4,786,952
Futures contracts	38,692	529

Net change in unrealized appreciation (depreciation)	85,031,301	4,787,481

Net realized and unrealized gain (loss)	88,124,264	5,533,451

Net increase (decrease) in net assets resulting from operations	$93,591,831	$5,955,751

[a]Foreign taxes withheld on dividends	$524	$607

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Emerging Market Core Dividend Tilt Index ETF		Franklin International Core Dividend Tilt Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$537,365	$781,802	$17,469,267	$3,041,681
Net realized gain (loss)	58,734	(1,041,456)	10,627,738	(512,681)
Net change in unrealized appreciation (depreciation)	868,674	(1,864,591)	52,179,554	10,343,790

Net increase (decrease) in net assets resulting from operations	1,464,773	(2,124,245)	80,276,559	12,872,790

Distributions to shareholders (Note 1f)	(565,964)	(808,733)	(14,817,600)	(1,624,260)

Capital share transactions: (Note 2)	—	(2,127,127)	460,280,490	212,018,520

Net increase (decrease) in net assets	898,809	(5,060,105)	525,739,449	223,267,050
Net assets:
Beginning of year	11,939,403	16,999,508	240,459,348	17,192,298

End of year	$12,838,212	$11,939,403	$766,198,797	$240,459,348

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Dividend Tilt Index ETF		Franklin U.S. Large Cap Multifactor Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$894,859	$846,405	$15,098,675	$18,872,049
Net realized gain (loss)	2,592,043	(312,029)	61,945,894	(23,086,299)
Net change in unrealized appreciation (depreciation)	10,127,794	(5,195,037)	220,672,653	(54,043,236)

Net increase (decrease) in net assets resulting from operations	13,614,696	(4,660,661)	297,717,222	(58,257,486)

Distributions to shareholders (Note 1f)	(868,418)	(1,064,664)	(15,243,065)	(19,321,124)

Capital share transactions: (Note 2)	25,568,686	(906,573)	140,921,518	(28,739,866)

Net increase (decrease) in net assets	38,314,964	(6,631,898)	423,395,675	(106,318,476)
Net assets:
Beginning of year	24,218,803	30,850,701	860,418,912	966,737,388

End of year	$62,533,767	$24,218,803	$1,283,814,587	$860,418,912

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF		Franklin U.S. Small Cap Multifactor Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$5,467,567	$1,602,216	$422,300	$245,401
Net realized gain (loss)	3,092,963	2,382,285	745,970	(599,460)
Net change in unrealized appreciation (depreciation)	85,031,301	(833,649)	4,787,481	(440,618)

Net increase (decrease) in net assets resulting from operations	93,591,831	3,150,852	5,955,751	(794,677)

Distributions to shareholders (Note 1f)	(4,562,908)	(1,398,123)	(392,866)	(231,686)

Capital share transactions: (Note 2)	356,211,158	102,139,664	13,899,110	1,801,034

Net increase (decrease) in net assets	445,240,081	103,892,393	19,461,995	774,671
Net assets:
Beginning of year	166,747,573	62,855,180	17,047,561	16,272,890

End of year	$611,987,654	$166,747,573	$36,509,556	$17,047,561

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, six of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2024. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as Professional fees in the statement of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

e. Income and Deferred Taxes (continued)

payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$2,776
Shares redeemed	—	—	(100,000)	(2,129,903)
Net increase (decrease)	—	$—	(100,000)	$(2,127,127)

	Franklin International Core Dividend Tilt Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	17,500,000	$521,070,020	7,800,000	$212,018,520
Shares redeemed	(2,000,000)	(60,789,530)	—	—
Net increase (decrease)	15,500,000	$460,280,490	7,800,000	$212,018,520

	Franklin U.S. Core Dividend Tilt Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	1,150,000	$38,219,857	700,000	$23,221,006
Shares redeemed	(350,000)	(12,651,171)	(800,000)	(24,127,579)
Net increase (decrease)	800,000	$25,568,686	(100,000)	$(906,573)

	Franklin U.S. Large Cap Multifactor Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	7,450,000	$342,804,051	6,300,000	$256,215,911
Shares redeemed	(4,150,000)	(201,882,533)	(7,050,000)	(284,955,777)
Net increase (decrease)	3,300,000	$140,921,518	(750,000)	$(28,739,866)

	Franklin U.S. Mid Cap Multifactor Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	8,700,000	$403,696,701	2,800,000	$116,565,797
Shares redeemed	(1,100,000)	(47,485,543)	(350,000)	(14,426,133)
Net increase (decrease)	7,600,000	$356,211,158	2,450,000	$102,139,664

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin U.S. Small Cap Multifactor Index ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	500,000	$17,435,236	50,000	$1,801,034
Shares redeemed	(100,000)	(3,536,126)	—	—
Net increase (decrease)	400,000	$13,899,110	50,000	$1,801,034

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%
Franklin International Core Dividend Tilt Index ETF	0.09%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%

Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

During the year ended March 31, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$6,754,330	$(2,658,430)	$—	$—	$4,095,900	4,095,900	$983

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$1,159,111	$(995,047)	$—	$—	$164,064	164,064	$2,138

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$482,490	$(482,490)	$—	$—	$—	—	$376

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$20,448,151	$(17,580,973)	$—	$—	$2,867,178	2,867,178	$38,949

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$11,028,310	$(11,028,310)	$—	$—	$—	—	$11,588

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$7,900,785	$(6,553,970)	$—	$—	$1,346,815	1,346,815	$20,156

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$130,050	$7,166,395	$(6,578,695)	$—	$—	$717,750	717,750	$160

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$550,006	$(471,338)	$—	$—	$78,668	78,668	$615

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$2,272,918	$(2,105,078)	$—	$—	$167,840	167,840	$1,481

d. Other Affiliated Transactions

At March 31, 2024, the shares of Franklin U.S. Core Dividend Tilt Index ETF and Franklin U.S. Large Cap Multifactor Index ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin U.S. Core Dividend Tilt Index ETF
Franklin Resources Inc.	780,000	50.3%

Franklin U.S. Large Cap Multifactor Index ETF
Franklin Moderate Allocation Fund	1,737,992	7.2%
Franklin Growth Allocation Fund	1,815,001	7.5%
Franklin 529 Portfolios	4,365,042	18.1%

	7,918,035	32.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$13,368,850	$1,037,469	$224,799	$11,107,124
Short term	17,333,237	6,344,798	435,335	106,455,341

Total capital loss carryforwards	$30,702,087	$7,382,267	$660,134	$117,562,465

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$3,024,306	$1,498,526
Short term	2,689,447	958,094

Total capital loss carryforwards	$5,713,753	$2,456,620

The tax character of distributions paid during the year ended March 31, 2024 and 2023, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$565,964	$808,733

	Franklin International Core Dividend Tilt Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary income	$14,817,600	$1,377,235
Long-term Capital Gain	—	247,025

	$14,817,600	$1,624,260

	Franklin U.S. Core Dividend Tilt Index ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$868,418	$1,064,664

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4. Income Taxes (continued)

	Franklin U.S. Large Cap Multifactor Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$15,243,065	$19,321,124

	Franklin U.S. Mid Cap Multifactor Index ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$4,562,908	$1,398,123

	Franklin U.S. Small Cap Multifactor Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$392,866	$231,686

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of investments	$13,331,455	$706,771,568	$52,959,420	$1,027,459,219

Unrealized appreciation	$2,183,107	$82,818,264	$10,406,942	$270,483,998
Unrealized depreciation	(2,709,660)	(26,115,322)	(960,758)	(15,056,460)

Net unrealized appreciation (depreciation)	$(526,553)	$56,702,942	$9,446,184	$255,427,538

Distributable earnings – undistributed ordinary income	$213,524	$12,251,880	$115,111	$1,042,659

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of investments	$521,191,766	$31,261,993

Unrealized appreciation	$96,069,282	$7,511,950
Unrealized depreciation	(4,610,859)	(2,030,604)

Net unrealized appreciation (depreciation)	$91,458,423	$5,481,346

Distributable earnings – undistributed ordinary income	$1,236,719	$74,331

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, EU reclaims, wash sales, and in-kind shareholder redemptions.

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5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Purchases	$6,173,137	$115,542,362	$7,065,608	$568,592,396
Sales	$6,244,654	$102,374,270	$7,094,082	$568,500,476

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Purchases	$64,321,857	$6,592,357
Sales	$62,321,283	$6,505,128

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of Securities Received	$—	$505,746,544	$38,031,936	$340,581,682
Value of Securities Delivered[a]	$—	$60,966,488	$12,576,783	$201,831,233

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of Securities Received	$399,401,503	$17,418,690
Value of Securities Delivered[a]	$ 45,209,462	$3,532,714

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Securities lending transactionsa:
Equity Investments[b]	$4,095,900	$717,750	$167,840

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

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6. Concentration of Risk (continued)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin U.S. Core Dividend Tilt Index ETF had no value at March 31, 2024.

Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Franklin Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.

7. Other Derivative Information

At March 31, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Emerging Market Core
Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$153[a]	Variation margin on futures contracts	$—

Totals		$153		$—

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7. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin International Core Dividend Tilt Index ETF

Equity contracts	Variation margin on futures contracts	$35,699[a]	Variation margin on futures contracts	$—

Totals		$35,699		$—

Franklin U.S. Core Dividend Tilt
Index ETF

Equity contracts	Variation margin on futures contracts	$4,376[a]	Variation margin on futures contracts	$—

Totals		$4,376		$—

Franklin U.S. Large Cap Multifactor Index ETF

Equity contracts	Variation margin on futures contracts	$56,086[a]	Variation margin on futures contracts	$—

Totals		$56,086		$—

Franklin U.S. Mid Cap Multifactor
Index ETF

Equity contracts	Variation margin on futures contracts	$38,692[a]	Variation margin on futures contracts	$—

Totals		$38,692		$—

Franklin U.S. Small Cap Multifactor Index ETF

Equity contracts	Variation margin on futures contracts	$529[a]	Variation margin on futures contracts	$—

Totals		$529		$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Emerging Market Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,144	Futures contracts	$(1,625)

Franklin International Core
Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$214,128	Futures contracts	$6,191

Franklin U.S. Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$26,537	Futures contracts	$669

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7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin U.S. Large Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$253,876	Futures contracts	$6,613

Franklin U.S. Mid Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$90,811	Futures contracts	$38,692

Franklin U.S. Small Cap Multifactor Index ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$367	Futures contracts	$529

For the year ended March 31, 2024, the average month end notional amount of futures contracts were as follows:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Futures contracts	$61,223	$2,225,600	$110,320	$1,358,688

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Futures contracts	$509,774	$5,607

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources

(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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8. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Emerging Market Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,804,902	$—	$	—[c]	$12,804,902

Other Financial Instruments:
Futures Contracts	$153	$—		$—	$153

Franklin International Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$759,378,610	$—		$—	$759,378,610
Short-Term Investments	4,095,900	—		—	4,095,900

Total Investments in Securities	$763,474,510	$—		$—	$763,474,510

Other Financial Instruments:
Futures Contracts	$35,699	$—		$—	$35,699

Franklin U.S. Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$62,241,540	$—	$	—[c]	$62,241,540
Short-Term Investments	164,064	—		—	164,064

Total Investments in Securities	$62,405,604	$—		$—	$62,405,604

Other Financial Instruments:
Futures Contracts	$4,376	$—		$—	$4,376

Franklin U.S. Large Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,280,019,579	$—		$—	$1,280,019,579
Short-Term Investments	2,867,178	—		—	2,867,178

Total Investments in Securities	$1,282,886,757	$—		$—	$1,282,886,757

Other Financial Instruments:
Futures Contracts	$56,086	$—		$—	$56,086

Franklin U.S. Mid Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$610,585,624	$—		$—	$610,585,624
Short-Term Investments	2,064,565	—		—	2,064,565

Total Investments in Securities	$612,650,189	$—		$—	$612,650,189

Other Financial Instruments:
Futures Contracts	$38,692	$—		$—	$38,692

Franklin U.S. Small Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$36,496,831	$—		$—	$36,496,831
Short-Term Investments	246,508	—		—	246,508

Total Investments in Securities	$36,743,339	$—		$—	$36,743,339

Other Financial Instruments:
Futures Contracts	$529	$—		$—	$529

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes financial instruments determined to have no value.

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NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF (six of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2024:

	Pursuant to:	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$—	$—	$801,278	$15,041,274
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$283,498	$16,037,848	$822,032	$15,171,641

	Pursuant to:	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$4,562,908	$392,866
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$4,562,908	$392,866

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2024:

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF
Foreign Taxes Paid	$100,163	$ 1,220,248
Foreign Source Income	$619,419	$18,568,158

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior
Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director—Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President -AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin International Core Dividend Tilt Index ETF

Franklin Emerging Market Core Dividend Tilt Index ETF

Franklin U.S. Core Dividend Tilt Index ETF

Franklin U.S. Small Cap Multifactor Index ETF

Franklin U.S. Mid Cap Multifactor Index ETF

Franklin U.S. Large Cap Multifactor Index ETF

(each a Fund)

At a meeting held on February 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amendment to the sub-advisory agreement between Franklin Advisory Services, LLC (Manager), the Funds’ investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of each Fund (Sub-Advisory Agreement Amendment) to increase the fee payable to the Sub-Adviser by the Manager (Amended Fee) effective on or about March 1, 2024. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement Amendment.

In considering the approval of the Sub-Advisory Agreement Amendment, the Board reviewed and considered information provided by the Manager and Sub-Adviser at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement Amendment, including, but not limited to: (i) the nature, extent and quality of the services provided/to be provided by the Sub-Adviser; and (ii) the current and expected costs of the services provided/to be provided by the Sub-Adviser. The Board noted that management was proposing the Sub-Advisory Agreement Amendment in order to facilitate a geographical relocation and corresponding employment change of an existing Fund portfolio manager. The Board reviewed and considered management’s representations that there would be no reduction in the nature or level of services provided to each Fund, there would be no increase in the aggregate fees paid by each Fund for such services and appropriate notice was given to shareholders. The Board also reviewed and considered the form of Sub-Advisory Agreement Amendment and its terms, which were explained at the Meeting, noting that, the only change to the existing sub-advisory agreement was the Amended Fee. The Board noted that each Fund was seeking approval of the Amended Fee pursuant to no-action relief granted by the U.S. Securities and Exchange Commission under a comparable set of facts, whereby relief from seeking shareholder approval of an amendment to an advisory agreement was granted in instances where the amendment did not materially change the advisory relationship or terms of the advisory agreement.

In approving the Sub-Advisory Agreement Amendment, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement Amendment are fair and reasonable and that such Sub-Advisory Agreement Amendment is in the best interests of each respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Sub-Adviser, Manager and its affiliates to each Fund and its shareholders. In particular, the Board took into account a Fund portfolio manager’s geographic relocation and corresponding employment change from the Manager to the Sub-Adviser. This information included, among other things, management’s representation that the relocation and employment change of the portfolio manager would not result in any changes to the portfolio management team of each Fund and that the Sub-Advisory Agreement Amendment would not reduce or modify in any way the nature, extent and quality of the services currently provided to each Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to each Fund and its shareholders under the Sub-Advisory Agreement Amendment.

Fund Performance

The Board noted its review and consideration of and conclusions made regarding the performance results of each Fund in connection with the May 2023 annual contract renewal of each Fund’s investment management agreement and the September 2023 initial contract approval of each Fund’s sub-advisory agreement (collectively, the Contract Approvals), and at regular Board meetings throughout the year.

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SHAREHOLDER INFORMATION

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Amended Fee to be charged by the Sub-Adviser. The Board noted that the Amended Fee would have no impact on the amount of the management fees that were currently paid by each Fund, as the Sub-Adviser would continue to be paid by the Manager out of the unitary management fee that the Manager receives from each Fund. The Board further noted that the allocation of the Amended Fee between the Manager and the Sub-Adviser reflected the services to be provided by the Sub-Adviser considering the employment change of the Fund portfolio manager. The Board concluded that the Amended Fee to be paid to the Sub-Adviser is reasonable.

Management Profitability and Economies of Scale

The Board noted management’s representation that the Amended Fee would not result in any increase in the management fees that the Manager currently receives from each Fund. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with each Fund’s Contract Approvals of the investment management agreement and sub-advisory agreement with the Manager and Sub-Adviser had not changed as a result of the proposal to approve the Sub-Advisory Agreement Amendment.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement Amendment for each Fund effective on or about March 1, 2024.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		ETF A 05/24

Franklin Disruptive Commerce ETF	Franklin Investment Grade Corporate ETF
Franklin Dynamic Municipal Bond ETF	Franklin Municipal Green Bond ETF
Franklin Exponential Data ETF	Franklin Senior Loan ETF
Franklin Focused Growth ETF	Franklin Systematic Style Premia ETF
Franklin Genomic Advancements ETF	Franklin U.S. Core Bond ETF
Franklin High Yield Corporate ETF	Franklin U.S. Low Volatility ETF
Franklin Income Focus ETF	Franklin U.S. Treasury Bond ETF
Franklin Intelligent Machines ETF	Franklin Ultra Short Bond ETF
Franklin International Aggregate Bond ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	| May Lose Value	| No Bank Guarantee

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Franklin Disruptive Commerce ETF

This annual report for Franklin Disruptive Commerce ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. The Fund invests predominantly in common stock.

Q. What were the overall market conditions during the Fund’s reporting period?

A. For the year ended March 31, 2024, U.S. and global stock markets experienced a variety of conditions on their way to solid gains that were in the 24% to 30% range, based on broad equity indexes (in U.S. dollar terms). U.S. equities were at the high end of that range and generally outperformed their non-U.S. counterparts. The year started with concerns over the banking system, corporate profitability and multi-year high interest rates. Economic activity remained robust enough for most of the world to avoid recession despite higher borrowing costs as elevated inflation gradually subsided, and major central banks continued to hike policy rates.

As the year progressed, equity markets began to fare better than anticipated, supported by enthusiasm around artificial intelligence (AI), plenty of cash on the sidelines, and resilient (though uneven) economic growth, particularly in the U.S. However, risks were still evident with potential tipping points linked to increased pressure on corporate profits, households eating through excess savings, expanding geopolitical tensions, and sluggish economic activity in key economies such as China, Europe and Japan. By March 2024, global equities had risen for a fifth consecutive month amid reduced volatility, aided in part by several central banks signaling interest-rate cuts were likely to occur later this year. In particular, the U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral one in July, when it said that the post-pandemic tightening cycle was finished.

Q. How did we respond to these changing market conditions?

A. We are not focused on short-term market fluctuations but rather emphasize picking the best stocks based on fundamentals.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +34.42% based on market price and +34.26% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +29.29% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets

Broadline Retail	21.6%

Hotels, Restaurants & Leisure	14.2%

Ground Transportation	10.1%

Trading Companies & Distributors	9.9%

Financial Services	9.8%

Software	7.0%

IT Services	6.5%

Consumer Staples Distribution & Retail	5.2%

Commercial Services & Supplies	3.9%

Entertainment	3.2%

Interactive Media & Services	2.9%

Other	5.0%

Other Net Assets	0.7%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 113.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets

Amazon.com, Inc. Broadline Retail	10.1%

Uber Technologies, Inc. Passenger Ground Transportation	7.5%

Shopify, Inc. Internet Services & Infrastructure	6.5%

DoorDash, Inc. Restaurants	5.8%

WW Grainger, Inc. Trading Companies & Distributors	5.3%

Costco Wholesale Corp. Consumer Staples Merchandise Retail	5.2%

Fastenal Co. Trading Companies & Distributors	4.6%

MercadoLibre, Inc. Broadline Retail	3.9%

Copart, Inc. Diversified Support Services	3.9%

Booking Holdings, Inc. Hotels, Resorts & Cruise Lines	3.8%

Q. What were the leading contributors to performance?

A. Three of the Fund’s four primary sector allocations were also its strongest contributors to absolute returns: industrials, consumer discretionary and information technology (IT). Industrials holdings had the highest overall returns for the year, led by innovative ground transportation and logistics companies such as Uber Technologies and XPO. Trading companies and distributors such as W.W. Grainger and Fastenal further boosted our results in industrials, as did Copart in the commercial services and supplies industry. Some of these key contributors more than doubled in value during the year under review.

The Fund’s core consumer discretionary holdings had mixed but overall positive returns that were aided foremost by hotels, restaurants and leisure-related names such as DoorDash and Booking Holdings. Amid a wide disparity of returns in the broadline retail industry, our positions in e-commerce conglomerates such as Amazon.com, Latin America-focused MercadoLibre, and China-based PDD Holdings (known for its Pinduoduo and Temu online marketplaces) had the largest positive impact. Commerce-oriented IT companies like Shopify (merchant services tech) and software firms like Manhattan Associates (cloud-based supply chain solutions) were also important contributors.

Elsewhere in the portfolio, the consumer staples sector was not a major fund focus, but our two related holdings enjoyed exceptional one-year rallies, including standout contributor Costco Wholesale. To a lesser extent, our even smaller exposures to materials and real estate companies also fared well in aggregate as all related holdings traded higher. Mixed results in the communication services sector were aided by gains for three out of six positions, with Meta Platforms (purchased during the period) providing the biggest boost to absolute returns. And while our financials sector holdings were down for the year, their overall losses were mitigated by solid returns for fintech and credit card giants Mastercard and Visa.

Q. What were the leading detractors from performance?

A. Financials and communication services stocks were net detractors, though their negative impact was minor given the magnitude of the Fund’s overall gain for the year; when combined, they reduced the portfolio’s absolute return by less than one percentage point. Seven out of 10 financials sector holdings hindered results, none more so than Adyen and Flywire (bought and sold during the period). In communication services, entertainment industry stocks—including Sea Limited (sold by period-end) and Roblox—were generally weak, though key contributor Netflix provided a measure of relief with its robust countervailing rally. In the interactive media and services space, Shutterstock and Tencent Holdings were the worst of three net detractors.

The rest of the key detractors served to reduce our overall gains in other sectors, and they were centered on e-commerce names such as Etsy, Alibaba Group Holding and JD.com. Specialty retailers also fared poorly as all four related holdings traded lower; the group featured large losses for pet-focused companies Chewy and Petco Health & Wellness ahead of their eventual liquidation, thereby denting overall results in the consumer discretionary sector.

Q. Were there any significant changes to the Fund during the reporting period?

A. The Fund’s exposure to ground transportation stocks nearly doubled this year, thereby lifting our overall exposure to the industrials sector. Other areas of increased exposure included hotels, restaurants and leisure; IT services; and consumer staples.

Conversely, we substantially reduced investments in the financial services industry and the real estate sector, and we eliminated exposure to the air freight and logistics industry with the complete sale of United Parcel Service. We also moved away from specialty retailers by exiting three out of four related holdings, resulting in a tiny, sub-1% exposure to

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FRANKLIN DISRUPTIVE COMMERCE ETF

this industry by March-end. And though none of the Fund’s real estate holdings were sold entirely, they were trimmed substantially following a period of gains. Aside from our active equity investments, we also put more cash to work and substantially reduced the portfolio’s overall cash position in the process.

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+34.26%	+34.42%	+34.26%	+34.42%
3-Year	-33.88%	-33.96%	-12.88%	-12.92%
Since Inception (2/25/20)	+30.14%	+30.18%	+6.64%	+6.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20-3/31/24

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses6

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a Fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell®Index is market capitalization weighted and measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,316.30	$2.90	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

8	Annual Report	franklintempleton.com

Franklin Dynamic Municipal Bond ETF

This annual report for Franklin Dynamic Municipal Bond ETF covers the fiscal year ended March 31, 2024. Effective 3/1/24, the Fund replaced its stated maturity guideline with a new duration guideline.

Fund Overview

Q. What is the Fund’s Investment Strategy?

A. The Fund seeks to provide a high level of current income that is exempt from federal income taxes. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax.1 Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund’s net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund seeks to maintain a dollar-weighted average portfolio maturity of three to 10 years.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The 12 months ended March 31, 2024, saw the U.S. Federal Reserve (Fed) turn more cautious in its monetary policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed delivered three 25-basis point hikes during the period, the last of which occurred in July 2023 and took the Fed funds target rate to a range of 5.25%–5.50%, a more than 20-year high. Since then, policymakers have maintained a restrictive stance, as the annual headline Consumer Price Index (CPI) declined from 6.0% for February 2023 to 3.2% in February 2024. At its most recent meeting (in March), the Fed still left the policy rate unchanged, and maintained its outlook for three rate cuts in 2024. Additionally, the Fed released updated economic projections, which indicated that policymakers expected the U.S. economy to grow by 2.1% this year, while inflation would continue to ease but still finish the year above its 2% target. Meanwhile, the U.S. economy remained robust, with real gross domestic product increasing at an annualized rate of 3.4% in the fourth quarter of 2023, underpinned by strong consumer spending.

The municipal (muni) bond market recorded positive total returns over the period under review, helped by a late-year rally in 2023 which was fueled by increased investor optimism that monetary policy tightening had come to an end. For most of the last 12 months, high levels of uncertainty kept fund flows into muni bond retail vehicles negative, though they did turn positive so far in 2024. Moreover, anecdotal feedback suggested that many asset allocators were retaining large cash and cash-equivalent balances, waiting to re-allocate funds to the sector.

Q. How did we respond to these changing market conditions?

A. The past 12 months witnessed high levels of uncertainty. However, market volatility was largely interest-rate driven. Credit fundamentals have remained stable, with robust balance sheets that were supported by significant “rainy-day” funds which, in turn, were bolstered by federal COVID-19 aid, increased during the post-pandemic recovery, and maintained with conservative budgeting and fiscal discipline. Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted toward lower-rated issuers and bonds with no external credit rating. Over the period, we looked for opportunities that had the potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify credits that represented good relative value, in our view.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +6.66% based on market price and +6.37% based on net asset value (NAV). In comparison, the Bloomberg Municipal 1-15 Year Index, which is a subset of the Bloomberg Municipal Bond Index (a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more) posted a +2.62% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 116.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Investments

Industrial Development Revenue and Pollution Control	32.01%

Special Tax	19.55%

Health Care	13.93%

Local	7.94%

Housing	7.42%

Education	7.02%

Cash	3.15%

Transportation	2.92%

State	1.99%

Lease	1.36%

Utilities	1.19%

Other	1.07%

Utility	0.33%

Refunded	0.12%

Q. What were the leading contributors to performance?

A. The Fund’s overall credit quality positioning and security selection boosted relative performance over the period. Particularly an overweight allocation to bonds with no external credit rating, as well as overweights to BBB and A rated issuers added to annual returns. Also, security selection within A and BBB rated bonds lifted relative results.

Q. What were the leading detractors from performance?

A. The Fund recorded robust positive performance over the period. However, while yield curve positioning overall supported relative returns, overweight exposure to muni bonds with five years to maturity was a drag on results.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s overall

strategy. While the Fund did amend its duration guidelines, its effective duration did not change materially. However, as we gained more clarity around the Fed’s monetary tightening path and became more comfortable that muni fundamentals were generally robust in the face of tighter financing conditions and slowing economic activity, the Fund increased its underweight to investment-grade rated issuers and added to its holdings of bonds with no external credit rating. The Franklin Templeton Fixed Income research team conducts an in-depth analysis of potential investment opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period of below-trend growth.

Thank you for your participation in Franklin Dynamic Municipal Bond ETF. We look forward to serving your future investment needs.

Ben Barber, CFA

Daniel Workman, CFA

Francisco Rivera

James Conn, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+6.37%	+6.66%	+6.37%	+6.66%
3-Year	+1.59%	+2.04%	+0.53%	+0.68%
5-Year	+12.36%	+12.94%	+2.36%	+2.46%
Since Inception (8/31/17)	+16.16%	+16.66%	+2.30%	+2.37%

Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[8]
3.66%	3.97%	6.71%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17-3/31/24

See page 13 for Performance Summary footnotes.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.933883

Total Annual Operating Expenses10

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Unrated debt securities have less public information and independent credit analysis and they may be subject to a greater risk of illiquidity, price changes or default. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2022, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) their non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Taxable equivalent yield assumes the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

9. Source: FactSet. Bloomberg Municipal 1-15 Year Index is a subset of the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.

10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN DYNAMIC MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,085.50	$1.56	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above-in the far right column-multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

14	Annual Report	franklintempleton.com

Franklin Exponential Data ETF

This annual report for Franklin Exponential Data ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of exponential data. The Fund invests predominantly in common stock.

Q. What were the overall market conditions during the Fund’s reporting period?

A. For the year ended March 31, 2024, U.S. and global stock markets experienced a variety of conditions on their way to solid gains that were in the 24% to 30% range, based on broad equity indexes (in U.S. dollar terms). U.S. equities were at the high end of that range and generally outperformed their non-U.S. counterparts. The year started with concerns over the banking system, corporate profitability and multi-year high interest rates. Economic activity remained robust enough for most of the world to avoid recession despite higher borrowing costs as elevated inflation gradually subsided, and major central banks continued to hike policy rates.

As the year progressed, equity markets began to fare better than anticipated, supported by enthusiasm around artificial intelligence (AI), plenty of cash on the sidelines, and resilient (though uneven) economic growth, particularly in the U.S. However, risks were still evident with potential tipping points linked to increased pressure on corporate profits, households eating through excess savings, expanding geopolitical tensions, and sluggish economic activity in key economies such as China, Europe and Japan. By March 2024, global equities had risen for a fifth consecutive month amid reduced volatility, aided in part by several central banks signaling interest-rate cuts were likely to occur later this year. In particular, the U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral one in July, when it said that the post-pandemic tightening cycle was finished.

Q. How did we respond to these changing market conditions?

A. We are not focused on short-term market fluctuations but rather emphasize picking the best stocks based on fundamentals.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +35.04% based on market price and +34.70% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +29.29% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets

Software	49.1%

IT Services	17.1%

Interactive Media & Services	8.9%

Specialized REITs	6.3%

Capital Markets	5.8%

Communications Equipment	3.8%

Wireless Telecommunication Services	2.8%

Other	4.5%

Short-Term Investments & Other Net Assets	1.7%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 132.

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FRANKLIN EXPONENTIAL DATA ETF

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets

Microsoft Corp. Information Technology	8.8%

MongoDB, Inc. Information Technology	6.0%

Crowdstrike Holdings, Inc., Class A Information Technology	5.5%

ServiceNow, Inc. Information Technology	5.3%

Datadog, Inc., Class A Information Technology	5.1%

Palo Alto Networks, Inc. Information Technology	4.8%

Alphabet, Inc., Class A Communication Services	4.5%

Meta Platforms, Inc., Class A Communication Services	4.2%

Fair Isaac Corp. Information Technology	4.0%

Equinix, Inc. Real Estate	3.9%

Q. What were the leading contributors to performance?

A. Amid widespread gains, the Fund’s two most-dominant industry exposures—software and IT services—also provided the bulk of its overall return (in absolute terms). The value of most software holdings rose by high double-digit percentages, as was the case with key contributors Microsoft, Datadog, ServiceNow, Fair Isaac, Palo Alto Networks, Monday.com and Zscaler. At the same time, our investment in CrowdStrike Holdings—the single-largest contributor of the fiscal year—more than doubled in value. Most IT services holdings also advanced, with the contributions to absolute returns led by MongoDB and Gartner. In the communications equipment industry, a solitary position in Arista Networks enjoyed a huge rally.

Communication services sector holdings also showed plenty of upside as all but one of our holdings traded substantially higher, including Alphabet and Meta Platforms (purchased during the period). A similar pattern emerged in the financials sector, where S&P Global and all but one of our other data-intensive capital markets industry holdings advanced. In the real estate sector, Equinix was the sole outlier to the upside during what was an otherwise lackluster fiscal year for the group.

Q. What were the leading detractors from performance?

A. Across the entire portfolio, there were only 11 detractors of substance; when combined, they had only a modest negative impact on the Fund’s overall advance. The gains associated with

Equinix were more than offset by the losses from Crown Castle and SBA Communications; all three companies are linked to technology infrastructure—including data centers—within the specialized REITs (real estate investment trusts) industry.

All of the other detractors served to reduce our absolute gains in other industries, including ZoomInfo Technologies, which was the only losing stock among the Fund’s communication services sector investments. In the capital markets industry, MSCI was a minor detractor. The rest of the detractors restrained our otherwise robust performance in the IT sector, where Fortinet, Sprout Social and GitLab worked against us in the software industry. In the IT services space, the Fund’s holdings in Endava and ThoughtWorks Holding (sold by period-end) sustained major losses, while EPAM Systems (sold by period-end) had a much smaller negative impact on returns. The only other notable detractor was Keysight Technologies, which traded slightly lower for the year and impacted our results in the electronic equipment, instruments and components industry.

Q. Were there any significant changes to the Fund during the reporting period?

A. Software industry holdings increased as a portion of the overall portfolio due to a combination of strong appreciation among existing securities and the addition of new positions (Qualys and Adobe). Interactive media and services holdings also expanded with the purchase of Meta Platforms (Facebook’s parent company) and the sharp appreciation associated with our existing stake in Alphabet (Google’s parent company).

Commensurate reductions made room for the expansions outlined above, with the largest reductions occurring in specialized REITs, due to depreciation and strategic reductions of existing positions; IT services, through reductions of some key contributors into market strength and the liquidations of underperforming ThoughtWorks Holding and EPAM Systems; and electronic equipment, instruments and components (based on the partial sale and aforementioned depreciation tied to Keysight Technologies).

Thank you for your continued participation in Franklin Exponential Data ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

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FRANKLIN EXPONENTIAL DATA ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN EXPONENTIAL DATA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/14/21), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+34.70%	+35.04%	+34.70%	+35.04%
3-Year	-2.70%	-2.70%	-0.91%	-0.91%
Since Inception (1/12/21)	-9.16%	-9.04%	-2.95%	-2.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

1/12/21-3/31/24

See page 20 for Performance Summary footnotes.

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FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses6

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in information technology-related industries, it carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell 3000® Index is market capitalization-weighted and measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

20	Annual Report	franklintempleton.com

FRANKLIN EXPONENTIAL DATA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,264.50	$2.77	$1,022.55	$2.48	0.49%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	21

Franklin Focused Growth ETF

At a meeting held on June 30, 2023, shareholders of Franklin Focused Growth Fund approved the reorganization of the fund into the newly created exchange-traded fund, Franklin Focused Growth ETF (the “Fund”), a series of Franklin Templeton ETF Trust (the “Reorganization”). The Reorganization occurred after the market close on November 3, 2023, (the “Closing Date”). As approved by the Board of Trustees at a meeting held on November 30, 2023, the fiscal year-end for the Fund was changed to March 31, effective March 31, 2024. This inaugural annual report for the Fund covers the shortened fiscal year for the transitional six-month period between the predecessor mutual fund’s fiscal year-end, September 30, 2023, and March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes offer compelling growth opportunities.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Global equities collectively posted strong gains during the five-month rally that characterized part of the Fund’s shortened annual reporting period. Better-than-expected corporate earnings reports, growth opportunities tied to artificial intelligence (AI) and optimism about an economic soft landing in certain regions bolstered investor sentiment. Meanwhile, expectations for interest-rate cuts in the U.S. and Europe diminished amid cautious central bank comments, along with some higher-than-anticipated U.S. inflation data. Global manufacturing activity returned to growth in February and flash reports indicated continued expansion in several regions through March, while global services sector activity generally grew at a more resolute pace.

In this environment, equities as measured by the MSCI All Country World Index generated positive returns for the period. All 11 equity sectors rose, led by financials, information technology (IT) and communication services, while utilities and energy were notable laggards. Developed market equities collectively reached a new record high and modestly outperformed on a global basis, while emerging and frontier market equities underperformed. In terms of investment style, global growth stocks generally outpaced their value-oriented counterparts across the market-capitalization spectrum.

Q. How did we respond to these changing market conditions?

A. We are not focused on short-term market fluctuations but rather emphasize picking the best stocks based on fundamentals.

Performance Overview

During the transitional six-month period under review, the Fund posted cumulative total returns of +35.81% based on market price and +35.73% based on net asset value (NAV).1 In comparison, the Fund’s benchmark, Russell 1000® Growth Index, which measures the performance of the largest 1,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +27.19% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Fund adopted the performance of the predecessor mutual fund as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares. Prior to the Fund’s listing on November 6, 2023, the NAV performance of the Class Advisor Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF,its performance may have differed.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 135.

22	Annual Report	franklintempleton.com

FRANKLIN FOCUSED GROWTH ETF

Geographic Composition*

3/31/24
% of Total Net Assets

North America	93.2%

Europe	4.4%

Latin America & Caribbean	1.1%

Asia	1.0%

Short-Term Investments & Other Net Assets	0.3%

*Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Software	25.3%

Semiconductors & Semiconductor Equipment	22.8%

Interactive Media & Services	11.1%

Broadline Retail	10.4%

Consumer Staples Distribution & Retail	5.0%

Financial Services	4.3%

Health Care Equipment & Supplies	4.3%

Pharmaceuticals	3.2%

Life Sciences Tools & Services	3.1%

IT Services	3.0%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets

NVIDIA Corp. Semiconductors & Semiconductor Equipment, United States	13.9%

Microsoft Corp. Software, United States	12.2%

Amazon.com, Inc. Broadline Retail, United States	9.3%

Meta Platforms, Inc., Class A Interactive Media & Services, United States	6.9%

Costco Wholesale Corp. Consumer Staples Distribution & Retail, United States	5.0%

ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	4.4%

Mastercard, Inc., Class A Financial Services, United States	4.3%

Alphabet, Inc., Class A Interactive Media & Services, United States	4.2%

Cadence Design Systems, Inc. Software, United States	4.2%

ServiceNow, Inc. Software, United States	4.2%

Top 10 Countries

3/31/24
% of Total Net Assets

United States	91.5%

Netherlands	4.4%

Canada	1.7%

Brazil	1.1%

Taiwan	1.0%

franklintempleton.com	Annual Report	23

FRANKLIN FOCUSED GROWTH ETF

Q. What were the leading contributors to performance?

A. On an absolute basis, eight of the Fund’s nine equity sector exposures advanced with solid, double-digit percentage returns, led by IT, health care and communication services stocks. When combined, these three allocations covered just nearly three-quarters of the portfolio’s overall composition, so their impact was considerable. Semiconductor and semiconductor equipment companies such as NVIDIA and ASML Holding were standouts that provided roughly a third of the Fund’s overall gain, with NVIDIA serving as a distinct outlier to the upside. All six of the Fund’s software holdings also enjoyed large rallies including key contributors Microsoft, ServiceNow and Cadence Design Systems. All IT services industry holdings also advanced, though they comprised a much smaller portion of the Fund’s IT exposure.

The Fund held six health care sector stocks covering various investment themes in pharmaceuticals, health care equipment and supplies, and life sciences tools and services. They all traded higher, with Eli Lilly and Intuitive Surgical serving as standout contributors. A smaller allocation in communication services was led higher by Meta Platforms foremost.

To a lesser extent, additional absolute gains were generated in the consumer discretionary, consumer staples, financials, industrials and materials sectors. Mixed but overall positive returns in the consumer discretionary sector were aided by online retailers, including a substantial rally for Amazon.com. Consumer staples was a single-asset allocation with Costco Wholesale serving as the sole contributor. The Fund’s smaller exposure to financial services and capital market companies was boosted primarily by Mastercard’s strong return, while industrials sector gains were lifted foremost by an impressive rally in Axon Enterprise.

Q. What were the leading detractors from performance?

A. Across the entire portfolio, there were only three detractors at the individual security level. At the sector level, the Fund’s small exposure to energy companies began to stage a comeback in February and March, but both of the Fund’s related holdings—including key detractor Schlumberger—still ended the reporting period in negative territory. The only other area of weakness occurred in the consumer discretionary sector, where Tesla was a notable outlier to the downside.

Q. Were there any significant changes to the Fund during the reporting period?

A. Portfolio shifts were subtle, though we did move most of the Fund’s neutral holdings in cash and equivalent short-term securities into active stock positions, thereby reducing the balance to less than 1% of total net assets by the end of March. We also reduced industrials sector holdings, eliminating exposure to the commercial services and supplies industry with the complete sale of Veralto. Elsewhere in the industrials space, we shifted the Fund’s exposure to ground transportation industry names as an existing stake in railroad operator Canadian Pacific Kansas City was sold while we initiated a new position in Uber Technologies. In the energy sector, a small investment in Hess was liquidated, thereby reducing the Fund’s exposure to oil, gas and consumable fuels industry firms to zero.

The largest increases to the Fund’s industry exposures occurred in semiconductors, and in interactive media and services. Among the notable reductions to industry-level allocations were life sciences tools and services; e-commerce companies in the broadline retail industry; automobiles (focused exclusively on Tesla); financial services; and oilfield services, in which Schlumberger was the Fund’s only investment.

Thank you for your continued participation in Franklin Focused Growth ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Annual Report	franklintempleton.com

FRANKLIN FOCUSED GROWTH ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (November 6, 2023), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
6-Month	+35.73%		+35.81%		+35.73%		+35.81%
1-Year	+47.35%		+47.44%		+47.35%		+47.44%
3-Year	+24.34%		+24.41%		+7.53%		+7.55%
5-Year	+114.71%		+114.84%		+16.51%		+16.53%
Since Inception (4/13/16)	+268.24%		+268.45%		+17.78%		+17.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN FOCUSED GROWTH ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

4/13/16-3/31/24

See page 27 for Performance Summary footnotes.

26	Annual Report	franklintempleton.com

FRANKLIN FOCUSED GROWTH ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses6

0.55%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results

All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. The investment style may become out of favor, which may have a negative impact on performance. Active management does not ensure gains or protect against market declines. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks could be magnified in emerging markets. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to November 3, 2023, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares. Prior to the Fund’s listing on November 6, 2023, the NAV performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell 1000® Growth Index is market capitalization weighted and measures the performance of those Russell 1000® Index companies with relatively higher price-to-book ratios and higher forecasted growth rates.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	27

FRANKLIN FOCUSED GROWTH ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,357.30	$3.59	$1,021.95	$3.08	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

28	Annual Report	franklintempleton.com

Franklin Genomic Advancements ETF

This annual report for Franklin Genomic Advancements ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. The Fund invests predominantly in common stock.

Q. What were the overall market conditions during the Fund’s reporting period?

A. For the year ended March 31, 2024, U.S. and global stock markets experienced a variety of conditions on their way to solid gains that were in the 24% to 30% range, based on broad equity indexes (in U.S. dollar terms). U.S. equities were at the high end of that range and generally outperformed their non-U.S. counterparts. The year started with concerns over the banking system, corporate profitability and multi-year high interest rates. Economic activity remained robust enough for most of the world to avoid recession despite higher borrowing costs as elevated inflation gradually subsided, and major central banks continued to hike policy rates.

As the year progressed, equity markets began to fare better than anticipated, supported by enthusiasm around artificial intelligence (AI), plenty of cash on the sidelines, and resilient (though uneven) economic growth, particularly in the U.S. However, risks were still evident with potential tipping points linked to increased pressure on corporate profits, households eating through excess savings, expanding geopolitical tensions, and sluggish economic activity in key economies such as China, Europe and Japan. By March 2024, global equities had risen for a fifth consecutive month amid reduced volatility, aided in part by several central banks signaling interest-rate cuts were likely to occur later this year. In particular, the U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral one in July, when it said that the post-pandemic tightening cycle was finished.

Q. How did we respond to these changing market conditions?

A. We are not focused on short-term market fluctuations but rather emphasize picking the best stocks based on fundamentals.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +7.83% based on market price and +7.76% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +29.29% cumulative total return for the same period.1 Youcan findmoreof the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets

Life Sciences Tools & Services	43.2%

Biotechnology	40.8%

Pharmaceuticals	7.8%

Software	2.3%

Chemicals	2.2%

Other	2.5%

Other Net Assets	1.2%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 138.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets

Medpace Holdings, Inc. Life Sciences Tools & Services	7.4%

Thermo Fisher Scientific, Inc. Life Sciences Tools & Services	4.9%

Vertex Pharmaceuticals, Inc. Biotechnology	4.6%

Regeneron Pharmaceuticals, Inc. Biotechnology	4.5%

Krystal Biotech, Inc. Biotechnology	4.2%

Eli Lilly & Co. Pharmaceuticals	4.1%

Danaher Corp. Life Sciences Tools & Services	3.9%

Bruker Corp. Life Sciences Tools & Services	3.4%

Sartorius AG, 0.39% Life Sciences Tools & Services	3.3%

Samsung Biologics Co. Ltd. Life Sciences Tools & Services	3.1%

Q. What were the leading contributors to performance?

A. Absolute returns were positive in just four out of nine industry allocations, but these included the Fund’s core exposures—life sciences tools and services, and biotechnology, which at March-end covered more than four-fifths of the portfolio (when combined). Mixed results in the life sciences tools and services space were buoyed by several holdings that posted robust, double-digit percentage gains, including Charles River Laboratories, ICON, Danaher and Bruker. At the same time, Medpace Holdings—the Fund’s top contributor of the year under review—eclipsed them as its equity value more than doubled. We also had some major outliers to the upside in biotech, including Krystal Biotech and 4D Molecular Therapeutics (purchased during the period). They were joined by Vertex Pharmaceuticals, Regeneron Pharmaceuticals and many others that had smaller but still-impressive gains.

Elsewhere in the portfolio, overall declines for three pharmaceuticals industry holdings were more than offset by a huge rally in Eli Lilly, while our single-asset exposure to the application software industry fared well as the shares of Cadence Design Systems vaulted to all-time highs.

Q. What were the leading detractors from performance?

A. Seed, fertilizer and agricultural chemicals companies Corteva and FMC (sold by period-end) fared poorly, as did health care services firms such as Guardant Health. The Fund also had minimal exposure to three other industries that had a slightly negative combined impact on absolute returns: environmental facilities and services (allocation initiated and sold during the year under review), health care technology, and health care-focused office REITs (real estate investment trusts).

Nearly all of the other substantive detractors were individual stocks that reduced our overall gains in the biotech and life sciences tools industries. Biotech investments were hindered foremost by the selloffs in Avid Bioservices, Moderna, Sarepta Therapeutics, BioNTech, PTC Therapeutics (sold by period-end) and Alnylam Pharmaceuticals. Our largest detractors in life sciences tools and services, meanwhile, were PerkinElmer, Repligen, Oxford Nanopore Technologies, Bio-Rad Laboratories and Sartorius.

Q. Were there any significant changes to the Fund during the reporting period?

A. Life sciences tools and services holdings were meaningfully reduced to make way for greater investment in biotechnology and, to a much lesser extent, pharmaceuticals. Despite the trimming in life sciences tools and services, we only eliminated one existing stock (Illumina), while introducing three new ones to the portfolio (Fortrea Holdings, 10X Genomics and Pacific Biosciences of California). Trading in the biotechnology industry was even more active as we initiated 10 new holdings, partially offset by the complete sales of two existing holdings. We also reduced the Fund’s small exposures to health care services, fertilizers and agricultural chemicals, and office REITs during the year under review.

Thank you for your continued participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

30	Annual Report	franklintempleton.com

FRANKLIN GENOMIC ADVANCEMENTS ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	31

FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+7.76%		+7.83%		+7.76%		+7.83%
3-Year	-24.08%		-24.26%		-8.78%		-8.85%
Since Inception (2/25/20)	+31.52%		+31.52%		+6.92%		+6.92%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 34 for Performance Summary footnotes.

32	Annual Report	franklintempleton.com

FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20-3/31/24

See page 34 for Performance Summary footnotes.

franklintempleton.com	Annual Report	33

FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses6

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell 3000® Index is market capitalization-weighted and measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

34	Annual Report	franklintempleton.com

FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,155.10	$2.69		$1,022.50	$2.53		0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	35

Franklin High Yield Corporate ETF

This annual report for Franklin High Yield Corporate ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s Investment Strategy?

A. The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. Under normal market conditions, the Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities. High yield debt securities are those that are rated below investment grade, also known as “junk bonds.” High yield debt securities are rated at the time of purchase below the top four ratings categories by at least one independent rating agency such as S&P Global Ratings (S&P®) (rated BB+ and lower) and Moody’s Investors Service (Moody’s) (rated Ba1 and lower) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as concerns over high levels of inflation and the U.S. Federal Reserve’s (Fed) policy response dominated the economic and market discussion. Yields changed rapidly in response to an evolving macroeconomic landscape and changing global monetary policies. Geopolitical risk remained an overhang to the market throughout the quarter as the war in Ukraine continued and a new conflict in the Middle East emerged, putting temporary pressure on global energy prices. Inflation, as reflected in the Consumer Price Index, moderated towards the end of 2023. While markets were unsettled, corporate fundamentals continued on a robust pace, which benefited the Fund’s loan and bond holdings. The U.S. Fed paused its interest rate hikes at the September and subsequent meetings. Although 2024 began with financial market exuberance as investors anticipated imminent rate cuts from developed market central banks, sentiments turned cautious upon the end of the first quarter as economic growth continued to be robust (especially in the U.S.) and price pressures persistent. March 2024’s Fed Summary of Economic Projections continued to project three rate cuts for the year. Ten-year U.S. Treasury yields traded in a wide range, peaking at 5.0% in October before falling, ending March at 4.20%.

Q. How did we respond to these changing market conditions?

A. While debate about the likelihood of a recession was a constant theme, no matter the outcome the fact remains that the lower end consumer has faced increasing pressure from inflation and high interest rates. We positioned the portfolio to minimize exposure to the lower end consumer. Overall, we retained a keen focus on security selection, favoring higher-quality companies as defined by the sustainability of their business models, industry positioning, and financial liquidity that can withstand a higher for longer rate environment as well as any potential economic volatility in the coming years.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +10.98% based on market price and +12.13% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index, which tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market, posted a +11.06% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 39.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 141.

36	Annual Report	franklintempleton.com

FRANKLIN HIGH YIELD CORPORATE ETF

Portfolio Composition

3/31/24

% of Total Net Assets
Corporate Bonds & Notes	93.2%
Senior Floating Rate Interests	3.2%
Common Stocks	0.5%
Short-Term Investments & Other Net Assets	3.1%

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Energy	8.3%
Materials	6.4%
Financial Services	5.3%
Oil & Gas	5.2%
Media & Entertainment	4.9%
Diversified Financial Services	4.4%
Commercial Services	4.1%
Commercial & Professional Services	3.8%
Automobiles & Components	3.3%
Entertainment	3.1%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
Federal Home Loan Bank Discount Notes, 4/01/24	2.0%
Kedrion SpA, 6.50%, 9/01/29 Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29 Automobiles & Components	1.0%
DaVita, Inc., 4.625%, 6/01/30 Health Care Equipment & Services	0.9%
Fortrea Holdings, Inc., 7.50%, 7/01/30 Healthcare-Services	0.9%
Carnival Corp., 5.75%, 3/01/27 Consumer Services	0.9%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31 Construction Materials	0.9%
Harbour Energy PLC, 5.50%, 10/15/26 Energy	0.9%
OneMain Finance Corp., 9.00%, 1/15/29 Diversified Financial Services	0.9%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30 Construction Materials	0.9%

Q. What were the leading contributors to performance?

A. Yield curve positioning, quality allocation and security selection all contributed favorably to returns. We maintained a lower duration positioning than the index, which benefited as interest rates generally rose over the course of the year. Quality allocation and security selection, which are essentially two sides of the same coin, were most pronounced in the utility, automotive, and entertainment industries.

Q. What were the leading detractors from performance?

A. Detractors included our underweight exposure to the retail sector, as several distressed retailers rebounded during the year, as well as security selection in the technology sector.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes, as our strategy continues to apply a disciplined approach to individual security selection.

franklintempleton.com	Annual Report	37

FRANKLIN HIGH YIELD CORPORATE ETF

Thank you for your participation in Franklin High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.

Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

38	Annual Report	franklintempleton.com

FRANKLIN HIGH YIELD CORPORATE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+12.13%		+10.98%		+12.13%		+10.98%
3-Year	+8.38%		+7.98%		+2.72%		+2.59%
5-Year	+25.74%		+25.31%		+4.69%		+4.62%
Since Inception (5/30/18)	+34.63%		+34.58%		+5.23%		+5.22%

Distribution Rate[5]	30-Day Standardized Yield	[6]
6.07%	6.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

franklintempleton.com	Annual Report	39

FRANKLIN HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18-3/31/24

See page 41 for Performance Summary footnotes.

40	Annual Report	franklintempleton.com

FRANKLIN HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$1.537322

Total Annual Operating Expenses8

0.40%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Distributions are not guaranteed and are subject to change. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	41

FRANKLIN HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,089.90	$2.09		$1,023.00	$2.02		0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

42	Annual Report	franklintempleton.com

Franklin Income Focus ETF

This inaugural annual report for Franklin Income Focus ETF (the “Fund”) covers the period since the Fund’s inception on June 6, 2023, through March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks high current income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities and derivatives. The Fund may dynamically shift its investments from one asset class to another based on the investment manager’s analysis of the best opportunities for the Fund’s portfolio in a given market. “Income Focus” in the Fund’s name refers to the Fund’s strategy of seeking to maximize income over a full market cycle by investing opportunistically across different asset classes, markets and sectors and utilizing income generation strategies.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The Fund generated positive returns during the period, driven by strong performance from both fixed income and equities. Relative to the Fund’s blended benchmark, security selection within its overweight fixed income allocation supported absolute performance. However, stock selection and an underweight equity allocation hindered relative returns. The Fed raised interest rates in July, then held them there for the duration of the period to counteract stubborn inflation. The U.S. economy remained resilient and continued to grow with gross domestic product in excess of 2%, which was largely driven by a balanced labor market and robust consumption in goods and services.

Q. How did we respond to these changing market conditions?

A. The Fund entered the period with an equity weighting of 39.2% and a fixed income weighting of 57.4% (while holding 3.4% in cash equivalents). Interest rates were volatile during the 10-month period and the Fund shifted its asset allocation to take advantage of higher yield investment opportunities as rates rose. By the end of the period, allocation reverted to levels similar to those at inception; equity allocation had increased to 40.8% and fixed income allocation was 58.2%, while cash equivalents comprised almost 1.0% of the Fund.

Performance Overview

During the period since the Fund’s inception on June 6, 2023, through March 31, 2024, the Fund posted cumulative total returns of +8.60% based on market price and +8.40% based on net asset value (NAV). In comparison, the blended 50% Standard & Poor’s® 500 (S&P 500®) Index + 50% Bloomberg U.S. Aggregate Index, posted a +12.94% cumulative total return.1 Individually the S&P 500® Index, which is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance, posted a +24.2% cumulative total return, while the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a +2.37% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets
Corporate Bonds & Notes	44.8%
Common Stocks	26.7%
Equity-Linked Securities	13.5%
U.S. Government & Agency Securities	12.6%
Preferred Stock	0.7%
Other Net Assets	1.7%

1. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% S&P 500® Index + 50% Bloomberg U.S. Aggregate Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 150.

franklintempleton.com	Annual Report	43

FRANKLIN INCOME FOCUS ETF

Top 10 Long Positions

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
U.S. Treasury STRIPS Principal, zero cpn., 2/15/2045, United States	3.1%
U.S. Treasury STRIPS Principal, zero cpn., 5/15/2053, United States	2.6%
U.S. Treasury Notes, 4.375%, 12/15/2026, United States	2.3%
U.S. Treasury Notes, 4.00%, 2/15/2034, United States	2.2%
Chevron Corp., Oil, Gas & Consumable Fuels, United States	1.8%
JPMorgan Chase Financial Co. LLC into S&P 500 Index, zero cpn., 8.00%, 8/20/24, 8/20/2024, Other, United States	1.5%
Royal Bank of Canada into S&P 500 Index, 7.00%, 5/2/24, Other, Canada	1.4%
U.S. Treasury Notes, 4.875%, 11/30/2025, United States	1.4%
Tenet Healthcare Corp., 6.125%, 10/1/2028, Health Care Providers & Services, United States	1.4%
Royal Bank of Canada into S&P 500 Index, 7.00%, 4/16/24, 7.00%, 4/16/2024, Other, Canada	1.4%

Q. What were the leading contributors to performance?

A. Fixed income holdings contributed to the Fund’s returns during the period under review, led by the health care, financials, and consumer discretionary sectors. Within health care, Community Health Systems and Tenet Healthcare performed best, while Ford Motor added value within the consumer discretionary sector. Mauser Packaging Solutions also contributed to absolute performance within the materials sector. In terms of the Fund’s equity allocation, the most notable contributors to Fund performance were S&P 500 Index-Linked Notes and the financials sector, followed by the consumer staples and energy sectors. JP Morgan Chase & Co. led returns within financials, while Target added value within consumer staples. AbbVie also contributed within the health care sector.

Q. What were the leading detractors from performance?

A. In aggregate, no sectors detracted from absolute returns within the Fund’s fixed income or equity allocation. However, U.S. Treasuries were the largest detractors within the Fund’s fixed income allocation. CommScope Holding and Ardagh Packaging also hindered returns within the information technology and materials sectors, respectively. Within equities, Bristol-Myers Squibb and Pfizer detracted within health care, while United Parcel Service hindered returns within industrials. The Fund no longer holds a position in Bristol-Myers Squibb, as of the period-end on March 31, 2024.

Thank you for your continued participation in Franklin Income Focus ETF. We look forward to serving your future investment needs.

Edward D. Perks, CFA

Lead Portfolio Manager

Todd Brighton, CFA

Brendan Circle, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INCOME FOCUS ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/8/23), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/6/23)	+8.40%	+8.60%	+8.40%	+8.60%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.81%	5.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 47 for Performance Summary footnotes.

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FRANKLIN INCOME FOCUS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/6/23-3/31/24

See page 47 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (6/6/23–3/31/24)

Net Investment Income
$1.005643

Total Annual Operating Expenses8

0.38%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investments in equity index-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risk considerations are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% S&P 500® Index + 50% Bloomberg U.S. Aggregate Index. The S&P 500® Index is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.

8. Figures as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN INCOME FOCUS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 6/6/23	Ending Account Value 3/31/24	Expenses Paid During Period 6/6/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 6/6/23–3/31/24[1,2]	Net Annualized Expense Ratio	[2]
$1,000.00	$1,103.10	$2.00	$1,023.10	$1.92	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Intelligent Machines ETF

This annual report for Franklin Intelligent Machines ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. The Fund invests predominantly in common stock.

Q. What were the overall market conditions during the Fund’s reporting period?

A. For the year ended March 31, 2024, U.S. and global stock markets experienced a variety of conditions on their way to solid gains that were in the 24% to 30% range, based on broad equity indexes (in U.S. dollar terms). U.S. equities were at the high end of that range and generally outperformed their non-U.S. counterparts. The year started with concerns over the banking system, corporate profitability and multi-year high interest rates. Economic activity remained robust enough for most of the world to avoid recession despite higher borrowing costs as elevated inflation gradually subsided, and major central banks continued to hike policy rates.

As the year progressed, equity markets began to fare better than anticipated, supported by enthusiasm around artificial intelligence (AI), plenty of cash on the sidelines, and resilient (though uneven) economic growth, particularly in the U.S. However, risks were still evident with potential tipping points linked to increased pressure on corporate profits, households eating through excess savings, expanding geopolitical tensions, and sluggish economic activity in key economies such as China, Europe and Japan. By March 2024, global equities had risen for a fifth consecutive month amid reduced volatility, aided in part by several central banks signaling interest-rate cuts were likely to occur later this year. In particular, the U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral one in July, when it said that the post-pandemic tightening cycle was finished.

Q. How did we respond to these changing market conditions?

A. We are not focused on short-term market fluctuations but rather emphasize picking the best stocks based on fundamentals.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +32.49% based on market price and +32.13% based on net asset value (NAV). In comparison, the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization, posted a +29.29% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 52.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets

Semiconductors & Semiconductor Equipment	43.5%

Software	24.1%

Health Care Equipment & Supplies	8.4%

Electronic Equipment, Instruments & Components	6.2%

Computers & Peripherals	3.6%

Aerospace & Defense	3.3%

Automobiles	2.9%

Construction & Engineering	2.9%

Other	3.3%

Other Net Assets	1.8%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 158.

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FRANKLIN INTELLIGENT MACHINES ETF

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets

NVIDIA Corp. Semiconductors & Semiconductor Equipment	11.0%

ASML Holding NV Semiconductors & Semiconductor Equipment	5.2%

Intuitive Surgical, Inc. Health Care Equipment & Supplies	4.9%

Cadence Design Systems, Inc. Software	4.8%

Synopsys, Inc. Software	4.6%

Apple, Inc. Computers & Peripherals	3.6%

Axon Enterprise, Inc. Aerospace & Defense	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment	3.3%

Applied Materials, Inc. Semiconductors & Semiconductor Equipment	3.2%

Advanced Micro Devices, Inc. Semiconductors & Semiconductor Equipment	3.0%

Q. What were the leading contributors to performance?

A. The Fund had exposure to 13 industry groups, 10 of which added to its absolute returns. Our two largest industry allocations—semiconductor-related companies and software developers—covered about two-thirds of the portfolio, and they were also the biggest contributors by far. Semiconductor and semiconductor fabrication equipment makers started the Fund’s fiscal year on a difficult and volatile path but many of them eventually recovered their initial losses and regained strong positive momentum in the latter half of the period. NVIDIA, ASML Holding, Applied Materials and Taiwan Semiconductor Manufacturing were among those winners, with our considerable stake in NVIDIA more than tripling in value amid parabolic demand for its GPU chips in data centers and AI-related applications. Several smaller industry contributors posted large double-digit percentage gains including ASM International, Entegris and Lam Research.

Software industry investments were more consistent as all but one of them rallied solidly during the year under review, including key contributors Synopsys, Cadence Design Systems and Constellation Software. Elsewhere in the IT sector, our single-asset exposure to the technology hardware, storage and peripherals industry was focused on Apple, which ultimately posted a modest gain amid a roller-coaster year in the stock market that saw its equity value remaining nearly unchanged from September 2023 through March 2024.

It was also a year of revived investor interest in a wide range of industrials sector companies. Most of the highly innovative industrials companies held by the Fund posted strong, double-digit percentage gains, including standout contributors Axon Enterprise (sublethal weaponry, body cams and law enforcement software), Quanta Services (tech and telecommunications infrastructure construction and engineering) and Eaton (electrical equipment). Elsewhere in the portfolio, Intuitive Surgical (minimally-invasive robotic surgery systems) was the best of three absolute contributors in the health care equipment and supplies industry.

Q. What were the leading detractors from performance?

A. Even with the stellar returns outlined above, our overall results in the semiconductors and semiconductor equipment industry were uneven. Several related holdings did not recover their initial losses by the time we either sold them (Enphase Energy and SolarEdge Technologies) or the annual period concluded (Wolfspeed, SiTime, Infineon Technologies, First Solar and more), which in the latter scenario was the case for several stocks that we intended to hold for the longer term despite recent setbacks. In another setback for the Fund’s IT sector investments, our positions in electronic equipment, instruments and components industry companies failed to advance as four out of seven holdings traded lower, none more so than Samsung SDI as the company shed more than half of its equity value before we eliminated it from the portfolio.

A small portion of the portfolio was dedicated to consumer discretionary sector companies, and our results there were negative overall as a substantive position in Tesla ended a volatile period with a significant loss as sales of its electric vehicles began to cool off. In the health care sector, our overall gains were clipped by a major selloff in Insulet (sold by period-end) and smaller losses for Inspire Medical Systems and others. The Fund’s industrials sector allocation also had a couple outliers to the downside, including key detractor Valmont Industries in construction and engineering.

Q. Were there any significant changes to the Fund during the reporting period?

A. The most notable portfolio shift was the increase in exposure to semiconductor-related companies, based on both appreciation and the introduction of new holdings such as Advanced Micro Devices, Broadcom and Intel. At the same time, holdings in the electronic equipment, instruments and components industry were reduced by both depreciation and security sales. In industrials, the 12-month appreciation of existing assets and a new position in the ground

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FRANKLIN INTELLIGENT MACHINES ETF

transportation industry (Uber Technologies) helped bump up the portfolio’s overall exposure to the sector. Meanwhile, the portfolio saw a notable drawdown in its health care holdings through a combination of partial sales in select holdings that had performed well, complete sales of select laggards, and the introduction of two new holdings (Shockwave Medical and Align Technology). Consumer discretionary names were also reduced through the depreciation of Tesla shares and the partial sale of Panasonic Holdings into strength.

Thank you for your continued participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+32.13%		+32.49%		+32.13%		+32.49%
3-Year	+35.18%		+35.21%		+10.57%		+10.58%
Since Inception (2/25/20)	+133.84%		+134.04%		+23.05%		+23.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 54 for Performance Summary footnotes.

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FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20-3/31/24

See page 54 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses6

0.50%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund’s investment strategies incorporate the identification of thematic investment opportunities, and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in technology-related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG)criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell 3000® Index is market capitalization-weighted and measures the performance of the largest 3,000 U.S. companies representing the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,318.90	$2.90	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin International Aggregate Bond ETF

This annual report for Franklin International Aggregate Bond ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Q. What were the overall market conditions during the Fund’s reporting period?

A. After addressing a bout of financial sector turmoil early in the second quarter of 2023, central banks returned their focus to persistent levels of core inflation. In May, the U.S. Federal Reserve (Fed) raised the Fed funds rate by 25 basis points (bps). Subsequent economic data showed a surprisingly resilient U.S. economy, raising expectations for at least one further hike by the Fed before the autumn. Nonetheless, the Fed kept rates unchanged for the first time in over a year in June, although it signaled support for two additional hikes in 2023.

Indeed, the Fed hiked rates by 25 bps to a target range of 5.25-5.50% in July, its highest level in more than 22 years, but opted for a pause at its September meeting. However, Fed Chair Powell suggested he was hesitant to call an end to the central bank’s tightening cycle until a more sustained return of inflation to its target was evident.

Nonetheless, the Fed left its policy rate unchanged over the fourth quarter of 2023. The accompanying statements of its December meeting were relatively dovish, although the Fed did highlight that, while it seemed that the peak policy rate had been reached, additional hikes could be delivered, if necessary.

In the first quarter of 2024, the Fed left rates unchanged, though Powell pushed back against exuberant market expectations of imminent rate cuts, saying that the central bank needed further confirmation of the disinflationary trend.

Against this backdrop, benchmark 10-year U.S. Treasury yields showed extreme volatility but, for the 12-month period review period overall, rose by over 70 bps.

In Europe, doggedly high inflation saw the European Central Bank (ECB) raise interest rates by 25 bps in both May and June 2023, with eurozone core inflation remaining well above the central bank’s target of 2%. Economic news in the region was downbeat, as revised data showed that the eurozone had entered a technical recession.

The ECB opted for two 25-bp hikes at its July and September meetings, taking the deposit rate to 4.00%, a record high. After September’s hike, the central bank stated that, whilst one more hike was possible in 2023, it considered its policy sufficiently restrictive to bring inflation back down to its 2% target, if maintained for long enough.

The ECB did, in fact, keep policy rates unchanged over the fourth quarter of 2023 but pushed back against investor expectations of imminent rate cuts. ECB President Lagarde indicated that policymakers had not discussed monetary policy easing yet, as they believed that price pressures might reaccelerate.

The ECB met twice during the first quarter of 2024 and held interest rates steady at their record highs both times. At its March meeting, the ECB released statements indicating its inflation and growth projections had been revised lower, but that the monetary authority would remain data dependent going forward.

Q. How did we respond to these changing market conditions?

A. We increased our duration exposure of the Fund in line with its benchmark, as we approached the peak of the interest rate hiking cycle, with interest rate cuts beginning to be priced into markets.

We increased the overall duration of the Fund from 5.45 years (1.72 years short of the benchmark) to 6.88 years (0.11 years short of the benchmark). During the period under review, we moved from a small underweight to a small overweight stance in eurozone bonds and from a small underweight to a broadly neutral position in Chinese bonds.

In terms of local market allocation, we moved from overweight to neutral in the U.S. market and lowered the overweight exposure to the eurozone market. We also moved further underweight in the Canadian market. Conversely, we reduced the magnitude of the underweight allocations to the Chinese and Japanese markets. We also raised the overweight stances in the U.K., Polish and Mexican markets.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 161.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Within currencies, we slightly reduced the moderate long positions in the euro and Chinese renminbi. In contrast, we moved from a neutral to a small long position in the Mexican peso.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.76% based on market price and +4.04% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg Global Aggregate ex-USD Index Hedged USD, which measures global investment-grade debt from 24 local currency markets, posted a +5.92% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 58.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets

Europe	55.4%

Asia	27.3%

North America	4.3%

Latin America & Caribbean	3.7%

Australia & New Zealand	3.3%

Supranationals	1.9%

Middle East & Africa	1.0%

Short-Term Investments & Other Net Assets	3.1%

*Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Portfolio Composition

3/31/24

% of Total Net Assets

Foreign Government and Agency Securities	93.4%

Corporate Bonds & Notes	3.5%

Short-Term Investments & Other Net Assets	3.1%

Q. What were the leading contributors to performance?

A. The Fund’s currency positioning contributed most to relative performance over the period under review, helped largely by hedging effects, as well as exposures to both the euro and Japanese yen.

Q. What were the leading detractors from performance?

A. The Fund’s local market allocation detracted most from relative results, particularly exposure to the Chinese market. Its sector allocation and security selection also proved detrimental to relative returns, notably positioning in government bonds. The Fund’s duration and yield-curve positioning further weighed on relative performance, most of all in Mexican, eurozone, Canadian and Chinese bonds.

Thank you for your participation in Franklin International Aggregate Bond ETF. We look forward to serving your future investment needs.

John W. Beck

Co-Lead Portfolio Manager

Sonal Desai, Ph.D.

Co-Lead Portfolio Manager

David Zahn, CFA

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.04%	+3.76%	+4.04%	+3.76%
3-Year	-1.84%	-2.00%	-0.62%	-0.67%
5-Year	+2.87%	+2.87%	+0.57%	+0.57%
Since Inception (5/30/18)	+2.88%	+2.99%	+0.49%	+0.51%

Distribution Rate[5]	30-Day Standardized Yield[6]
0.94%	2.71%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 60 for Performance Summary footnotes.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18-3/31/24

See page 60 for Performance Summary footnotes.

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FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.190564

Total Annual Operating Expenses8

0.25%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 7/31/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Bloomberg Global Aggregate ex-USD Index Hedged USD measures global investment-grade debt from 24 local currency markets. This multicurrency benchmark is 100% hedged to the U.S. dollar and includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Bond issued in USD are excluded.

8. Figures as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

60	Annual Report	franklintempleton.com

FRANKLIN INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,051.10	$1.28	$1,023.75	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	61

Franklin Investment Grade Corporate ETF

This annual report for Franklin Investment Grade Corporate ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade corporate debt securities and investments. Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P Global Ratings (S&P®) (rated BBB- or better) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest. The Fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as yields changed rapidly in response to a developing macroeconomic landscape and changing global monetary policies. Inflation numbers in the U.S. continued to decline as supply chain disruptions improved. Market focus remained on central bank action as the U.S. Federal Reserve (Fed) continued their monetary policy tightening, raising the Fed funds rate at both their May and July 2023 meeting before pausing with their policy rate of 5.25%-5.50%. The Fed kept rates stable for the remainder of the period under review. With Fed funds rates appearing to reach their peak, market participants began to consider the number and speed of potential rate cuts in 2024. As part of the Fed’s Summary of Economic Projections (SEP) released at the March 2024 meeting, the median number of 2024 cuts was three. There was considerable volatility in the U.S. Treasury market with the benchmark 10-year trading between 3.31% to 4.99%, ending the first quarter 2024 at 4.20%. There also was great variability in investment-grade (IG) corporate bond spreads, reaching a high of 148 basis points (bps) in May 2023 before rallying much of the period, ending at 90 bps by the end of March 2024.

Q. How did we respond to these changing market conditions?

A. During the period under review, we continued to adjust our exposures in the portfolio including duration positioning. Despite indications of slowing economic growth in the U.S., index level credit spreads, which ended the period close to 10-year tights, continued to grind tighter in a beta driven rally with lower-quality IG outperforming higher quality. Yields in the IG market remained attractive to us on an all-in basis due to increased shorter interest rates associated with the Fed tightening. This brought new money into the asset class causing valuations to be based on yields and not spread levels. We continued to look to both the primary and secondary markets to identify sectors and issues that provided strong risk/return characteristics.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.88% based on market price and +4.13% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Corporate Investment Grade Index, which measures the performance of the investment grade, fixed-rate, taxable corporate bond market, posted a +4.43% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 64.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 166.

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FRANKLIN INVESTMENT GRADE CORPORATE ETF

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Banks	20.8%

Electric Utilities	6.3%

Health Care Providers & Services	5.2%

Insurance	4.1%

Electric	3.8%

Biotechnology	3.2%

Financial Services	3.1%

Telecommunications	3.1%

Pipelines	3.0%

Food	3.0%

Top 10 Holdings

3/31/24

Issue/Issuer	% of Total Net Assets

Verizon Communications, Inc., 3.40%, 3/22/41	1.6%

Bank of America Corp., 5.202% to 4/25/28, FRN thereafter, 4/25/29	1.4%

Wells Fargo & Co., 4.808% to 7/25/27, FRN thereafter, 7/25/28	1.4%

Goldman Sachs Group, Inc., 2.64% to 2/24/27, FRN thereafter, 2/24/28	1.4%

Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1.3%

Citigroup, Inc., 3.668% to 7/24/27, FRN thereafter, 7/24/28	1.3%

T-Mobile USA, Inc., 2.875%, 2/15/31	1.3%

Amgen, Inc., 5.60%, 3/02/43	1.3%

Vistra Operations Co. LLC, 3.55%, 7/15/24	1.2%

Las Vegas Sands Corp., 3.20%, 8/08/24	1.2%

Q. What were the leading contributors to performance?

A. Credit quality allocations helped returns for the period, as the portfolio was overweight BBB rated credits and underweight single A rated credits on a market value basis. Underweight exposure to the capital goods and consumer cyclical sectors contributed to relative results, as did an overweight to insurance-related issues. Positive returns from security selection were widespread with selection in the communications, technology, and consumer cyclical segments contributing the most.

Q. What were the leading detractors from performance?

A. Modest exposure to UST and cash hurt returns as IG corporate bonds outperformed over the period. Security selection in banking, electric utilities, finance companies, and real estate investment trusts curbed results for the period under review.

Q. Were there any significant changes to the Fund during the reporting period?

A. Over the course of the year, we adjusted our duration exposure and sector allocations to take advantage of opportunities arising from high levels of volatility across the fixed income universe and in corporate credit markets.

Thank you for your participation in Franklin Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Josh Lohmeier, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	63

FRANKLIN INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.13%	+3.88%	+4.13%	+3.88%
3-Year	-6.78%	-6.98%	-2.31%	-2.38%
5-Year	+6.11%	+5.91%	+1.19%	+1.16%
Since Inception (10/3/16)	+11.40%	+11.33%	+1.45%	+1.44%

Distribution Rate[5]	30-Day Standardized Yield[6]
6.92%	4.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

64	Annual Report	franklintempleton.com

FRANKLIN INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/3/16-3/31/24

See page 66 for Performance Summary footnotes.

franklintempleton.com	Annual Report	65

FRANKLIN INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.929958

Total Annual Operating Expenses8

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Distributions are not guaranteed and are subject to change. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Bloomberg U.S. Corporate Investment Grade Index measures the performance of the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

66	Annual Report	franklintempleton.com

FRANKLIN INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,076.80	$1.82	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	67

Franklin Municipal Green Bond ETF

This annual report for Franklin Municipal Green Bond ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize income exempt from federal income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund’s net assets may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.1

Q. What were the overall market conditions during the Fund’s reporting period?

A. The 12 months ended March 31, 2024, saw the U.S. Federal Reserve (Fed) turn more cautious in its monetary policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed delivered three 25-basis point hikes during the period, the last of which occurred in July 2023 and took the Fed funds target rate to a range of 5.25%–5.50%, a more than 20-year high. Since then, policymakers have maintained a restrictive stance, as the annual headline Consumer Price Index (CPI) declined from 6.0% for February 2023 to 3.2% in February 2024. At its most recent meeting (in March), the Fed still left the policy rate unchanged, and maintained its outlook for three rate cuts in 2024. Additionally, the Fed released updated economic projections, which indicated that policymakers expected the U.S. economy to grow by 2.1% this year, while inflation would continue to ease but still finish the year above its 2% target. Meanwhile, the U.S. economy remained robust, with real gross domestic product increasing at an annualized rate of 3.4% in the fourth quarter of 2023, underpinned by strong consumer spending.

The municipal (muni) bond market recorded positive total returns over the period under review, helped by a late-year rally in 2023, which was fueled by increased investor optimism that monetary policy tightening had come to an end. For most of the last 12 months, high levels of uncertainty kept fund flows into muni bond retail vehicles negative, though they did turn positive so far in 2024. Moreover, anecdotal feedback suggested that many asset allocators were retaining large cash and cash-equivalent balances, waiting to re-allocate funds to the sector.

Q. How did we respond to these changing market conditions?

A. The past 12 months witnessed high levels of uncertainty. However, market volatility was largely interest-rate driven. Credit fundamentals have remained stable, with robust balance sheets that were supported by significant “rainy-day” funds which, in turn, were bolstered by federal COVID-19 aid, increased during the post-pandemic recovery, and maintained with conservative budgeting and fiscal discipline. Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted toward lower-rated investment-grade issuers. Over the period, we looked for opportunities that had the potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify credits that represented good relative value, in our view.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.83% based on market price and +4.31% based on net asset value (NAV). In comparison, the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more, posted a +3.13% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 173.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Investments

Industrial Development Revenue and Pollution Control	16.24%

Utilities	14.49%

Transportation	13.57%

Lease	12.23%

Housing	9.03%

Special Tax	8.94%

Cash	8.13%

Education	6.33%

Local	4.77%

Health Care	4.34%

Other	1.69%

Refunded	0.14%

State	0.10%

Q. What were the leading contributors to performance?

A. The Fund recorded robust positive returns over the 12 months under review, with its overall credit quality positioning and security selection boosting relative performance over the period. Particularly, overweight allocations to bonds with no external credit rating and BBB rated issues, as well as an underweight allocation to AAA rated securities added to annual returns. Security selection within AA rated bonds also lifted relative results.

Q. What were the leading detractors from performance?

A. The Fund’s yield curve positioning modestly weighed on relative returns, driven by overweight exposure to muni bonds with 10 to 20 years to maturity.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s overall strategy. However, as we gained more clarity around the Fed’s monetary tightening path and became more comfortable that muni fundamentals were generally robust in the face of tighter financing conditions and slowing economic activity, the Fund reduced its holdings of investment-grade rated muni bonds and modestly increased its overweight to bonds with no external credit rating. The Franklin Templeton Fixed Income research team conducts an in-depth analysis of potential investment opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period of below-trend growth.

Thank you for your participation in Franklin Municipal Green Bond ETF. We look forward to serving your future investment needs.

Ben Barber, CFA

Daniel Workman, CFA

Francisco Rivera

James Conn, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+4.31%	+3.83%	+4.31%	+3.83%
3-Year	-3.02%	-3.50%	-1.02%	-1.18%
5-Year	+8.02%	+7.48%	+1.55%	+1.45%
Since Inception (8/31/17)	+13.24%	+12.71%	+1.91%	+1.83%

Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[8]
3.43%	3.51%	5.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 72 for Performance Summary footnotes.

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FRANKLIN MUNICIPAL GREEN BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17-3/31/24

See page 72 for Performance Summary footnotes.

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FRANKLIN MUNICIPAL GREEN BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment

Income

$0.864636

Total Annual Operating Expenses10

0.30%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Green bonds may not result in direct environmental benefits, and the issuer may not use proceeds as intended or to appropriate new or additional projects. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2022, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) their non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Taxable equivalent yield assumes the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bond with maturities of one year or more.

10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN MUNICIPAL GREEN BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,088.50	$1.57	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin Senior Loan ETF

This annual report for Franklin Senior Loan ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans. Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans. The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the Secured Overnight Financing Rate (SOFR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as concerns over high levels of inflation and the U.S. Federal Reserve (Fed) policy response dominated the economic and market discussion. Yields changed rapidly in response to an evolving macroeconomic landscape and changing global monetary policies. Geopolitical risk remained an overhang to the market throughout the quarter as the war in Ukraine continued and a new conflict in the Middle East emerged, putting temporary pressure on global energy prices. Inflation, as reflected in the Consumer Price Index, moderated towards the end of 2023. While markets were unsettled, corporate fundamentals continued on a robust pace, which benefited the Fund’s loan and bond holdings. The U.S. Fed paused its interest rate hikes at the September and subsequent meetings. Although 2024 began with financial market exuberance as investors anticipated imminent rate cuts from developed market central banks, sentiments turned cautious upon the end of the first quarter as economic growth continued to be robust (especially in the U.S.) and price pressures persistent. March 2024’s Fed Summary of Economic Projections continued to project three rate cuts for the year. Ten-year U.S. Treasury yields traded in a wide range, peaking at 5.0% in October before falling, ending March at 4.20%.

Q. How did we respond to these changing market conditions?

A. Given our constructive view on credit, we have held onto names where we have high conviction, including issuers in cyclical industries that had declined in prior periods, but could see a recovery amid a soft-landing economic outlook. However, we have remained highly selective on lower-rated loans, including those that would be negatively impacted by persistent inflation and a longer period of higher interest rates. Our largest sells during the period included names that were expected to have weak interest coverage and tight liquidity. Our largest buys included higher-rated issuers in the aerospace sector that we expected would continue to benefit from a strong economic environment. We also modestly increased our exposure to high yield bonds, with a preference for short-dated maturities and higher quality issuers.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +12.07% based on market price and +11.80% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Index, which reflects the performance of the largest facilities in the leveraged loan market, posted a +12.16% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 76.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 180.

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FRANKLIN SENIOR LOAN ETF

Portfolio Composition

3/31/24

% of Total Net Assets

Senior Floating Rate Interests	83.5%

Corporate Bonds & Notes	5.4%

Asset-Backed Securities	0.6%

Short-Term Investments & Other Net Assets	10.5%

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Software	13.5%

Commercial Services & Supplies	7.4%

Health Care Providers & Services	6.4%

Media	4.6%

Chemicals	4.0%

Insurance	3.9%

Airlines	3.6%

Financial Services	3.2%

Packaging & Containers	2.6%
Auto Parts & Equipment	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets

Federal Home Loan Bank Discount Notes, 4/1/2024	14.2%

Waystar Technologies, Inc., 9.33%, 10/22/2029 Software	1.2%

Verscend Holding Corp., 9.445%, 8/27/2025 IT Services	1.1%

Greeneden U.S. Holdings II LLC, 9.192%, 12/1/2027 Technology Hardware, Storage & Peripherals	1.1%

McAfee LLC, 9.176%, 3/1/2029 Computer & Electronics Retail	1.0%

Peraton Corp., 9.18%, 2/1/2028 Aerospace & Defense	1.0%

Athenahealth Group, Inc., 8.58%, 2/15/2029 Software	1.0%

Charter NEX U.S., Inc., 8.827%, 12/1/2027 Containers & Packaging	0.9%

Gainwell Acquisition Corp., 9.409%, 10/1/2027 Health Care Providers & Services	0.9%

MKS Instruments, Inc., 7.823%, 8/17/2029 Semiconductor Materials & Equipment	0.9%

Q. What were the leading contributors to performance?

A. During the performance period, our overweight in the chemical industry and underweight in the utility and cable/wireless segments contributed to relative performance. Our loan selection in automotive transportation, information technology and food/tobacco issuers benefited results. The Fund’s underweight in Upper-Tier loans relative to the benchmark contributed to performance, as did overweights in Middle- and Lower-Tier loans relative to the benchmark.

Q. What were the leading detractors from performance?

A. Our underweight in the housing and telecommunication industries and overweight in the service segment detracted from performance. Our loan selection in leisure and retail issuers hindered results.

Thank you for your participation in Franklin Senior Loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA

Co-Lead Portfolio Manager

Justin Ma, CFA

Co-Lead Portfolio Manager

Margaret Chiu, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SENIOR LOAN ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+11.80%		+12.07%		+11.80%		+12.07%
3-Year	+17.79%		+18.19%		+5.61%		+5.73%
5-Year	+26.64%		+26.85%		+4.84%		+4.87%
Since Inception (5/30/18)	+29.73%		+30.14%		+4.56%		+4.62%

Distribution Rate[5]	30-Day Standardized Yield[6]
8.44%	8.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 78 for Performance Summary footnotes.

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FRANKLIN SENIOR LOAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18-3/31/24

See page 78 for Performance Summary footnotes.

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FRANKLIN SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$2.085760

Total Annual Operating Expenses8

0.45%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/24.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Morningstar LSTA U.S. Leveraged Loan 100 Index reflects the performance of the largest facilities in the leveraged loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark Morningstar LSTA Leveraged Loan Index.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,054.00	$2.31		$1,022.75	$2.28		0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	79

Franklin Systematic Style Premia ETF

This annual report for Franklin Systematic Style Premia ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide absolute return.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Global equities advanced sharply during the 12 months ended March 31, 2024. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances. In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The U.S. Federal Reserve (Fed) shifted from a tightening stance to a more neutral policy as the period continued and inflation decelerated. The Fed raised the federal funds target rate twice, ending the period at a range of 5.25%–5.50% and pushing borrowing costs to their highest levels since 2001. However, the Fed stopped raising rates following its July 2023 meeting, signaling that the post-pandemic tightening cycle was finished. In March 2024, Fed projections showed that its tightening cycle is set to reverse, with three interest rate cuts anticipated in 2024. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. The European Central Bank (ECB) followed a similar path to the Fed, raising rates four times, then holding steady from September 2023 on. In early 2024, the ECB indicated that reductions were possible later in the year.

Q. How did we respond to these changing market conditions?

A. We follow a quantitative process, and our internal signals led us to take a risk-on position for the majority of the 12-month period. This means that we guided risk in our portfolios towards the upper end of our target risk range. This benefited us since spreads in our long/short strategies worked well, for most part, with the exception of the macro rates futures strategy.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +14.04% based on market price and +12.79% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +5.24% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 83.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets

Common Stocks	53.6%

Short-Term Investments & Other Net Assets	46.4%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 192.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Software	5.6%
Biotechnology	3.2%
Oil, Gas & Consumable Fuels	3.2%
Financial Services	2.8%
Insurance	2.5%
Capital Markets	2.5%
Semiconductors & Semiconductor Equipment	2.3%
Health Care Providers & Services	2.0%
Trading Companies & Distributors	1.6%
Metals & Mining	1.4%
Top 10 Long Positions

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
State Street Institutional U.S. Government Money Market Fund, 5.26%, 12/31/2030, Money Market Funds, United States	37.6%
NVIDIA Corp., Semiconductors & Semiconductor Equipment, United States	1.2%
Mastercard, Inc., Class A, Financial Services, United States	1.0%
Meta Platforms, Inc., Class A, Interactive Media & Services, United States	1.0%
Verizon Communications, Inc., Diversified Telecommunication Services, United States	0.9%
Intuit, Inc., Software, United States	0.9%
ServiceNow, Inc., Software, United States	0.9%
Booking Holdings, Inc., Hotels, Restaurants & Leisure, United States	0.7%
Elevance Health, Inc., Health Care Providers & Services, United States	0.7%
Microsoft Corp., Software, United States	0.7%

Top 10 Short Holdings

3/31/24

Company Sector/Industry, Country	% of Total Value of Underlying Entity
Charles Schwab Corp. Financial Services, United States	1.7%
Bank of America Corp. Banks, United States	1.6%
Honeywell International, Inc. Capital Goods, United States	1.6%
Texas Instruments, Inc. Semiconductors & Semiconductor Equipment, United States	1.5%
The Boeing Co. Capital Goods, United States	1.5%
Keyence Corp. Technology Hardware & Equipment, Japan	1.5%
Pfizer, Inc. Pharmaceuticals, Biotechnology & Life Sciences, United States	1.5%
AstraZeneca PLC Pharmaceuticals, Biotechnology & Life Sciences, United Kingdom	1.5%
Schlumberger NV Energy, United States	1.4%
Enbridge, Inc. Energy, Canada	1.4%

Q. What were the leading contributors to performance?

A. The long-short single stock equities strategy contributed during the period. As equity markets advanced, gains from long positioning were significantly larger than losses from short positioning. Within our long-short single stock equities component, our positive exposure to the Momentum factor was a key driver of gains, while the Value and Quality factors also aided performance. The portfolio had a net long exposure in capital terms, which contributed to performance. Commodities strategies contributed substantially, even as commodity prices broadly weakened across a volatile period. The Value, Carry and Momentum factors all aided performance. The macro equity index futures strategy also contributed, led in part by long positioning in indexes from Europe, driven by our Equity Carry strategy. Our FX forwards long/short strategy contributed modestly.

Q. What were the leading detractors from performance?

A. Our only detractor during the past 12 months was our macro rates futures strategy where our spreads were negative with global rates rising across the board.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Thank you for your participation in Franklin Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Lead Portfolio Manager

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Christopher W. Floyd, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+12.79%		+14.04%		+12.79%		+14.04%
3-Year	+28.05%		+27.54%		+8.59%		+8.45%
Since Inception (12/18/19)	+8.33%		+8.53%		+1.88%		+1.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 85 for Performance Summary footnotes.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

12/18/19-3/31/24

See page 85 for Performance Summary footnotes.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.256885

Total Annual Operating Expenses6

0.65%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated, and the historical patterns upon which the models are based may weaken or disappear. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Currency management strategies could result in losses to the Fund if currencies do not perform as expected. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: Factset. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,071.90	$3.37	$1,021.75	$3.29	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin U.S. Core Bond ETF

This annual report for Franklin U.S. Core Bond ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as yields changed rapidly in response to a developing macroeconomic landscape and changing global monetary policies. Inflation numbers in the U.S. continued to decline as supply chain disruptions improved. Market focus remained on central bank action as the U.S. Federal Reserve (Fed) continued their monetary policy tightening, raising the Fed funds rate at both their May and July 2023 meeting before pausing with their policy rate of 5.25%-5.50%. The Fed kept rates stable for the remainder of the period under review. Although the Fed acknowledged the progress restrictive monetary policy had on reducing inflation, they stated that they need to see substantial movement towards reducing inflation down to its 2.0% target rate. With Fed funds rates appearing to reach their peak, market participants began to consider the number and speed of potential rate cuts in 2024. As part of the Fed’s Summary of Economic Projections (SEP) released at the March 2024 meeting, the median number of 2024 cuts was three, the same number as in the December 2023 SEP. There was considerable volatility in the U.S. Treasury market with the benchmark 10-year trading between 3.31% to 4.99%, ending the first quarter 2024 at a 4.20% yield. Towards the end of the period, there was a strong risk-on shift in the market driving fixed income spreads tighter in most sectors with some reaching 10-year lows.

Q. How did we respond to these changing market conditions?

A. For most of the year, the Fund was positioned with an underweight to duration versus the index. It was our view that persistent inflation would cause the Fed to keep rates higher for longer, putting pressure on UST yields. Additionally, we focused our duration exposure on the front end of the yield curve as short-term rates reached multi-decade highs providing strong yields and income. The Fund increased its overweight to investment grade corporate credit with security selection being a key component. Agency mortgage-backed securities (MBS) were used as a tactical allocation and moved from an underweight allocation to slight overweight in the segment as spreads traded in a wide range over the period under review.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +1.74% based on market price and +1.69% based on net asset value (NAV). In comparison, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a +1.70% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 89.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 208.

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FRANKLIN U.S. CORE BOND ETF

Portfolio Composition

3/31/24

% of Total Net Assets
U.S. Government & Agency Securities	61.6%
Corporate Bonds & Notes	30.0%
Asset-Backed Securities	2.2%
Municipal Bonds	1.1%
Foreign Government and Agency Securities	0.8%
Mortgage-Backed Securities	0.3%
Short-Term Investments & Other Net Assets	4.0%

Top 10 Holdings

3/31/24

% of Total Net Assets
U.S. Treasury Notes, 1.25%, 12/31/26	4.3%
U.S. Treasury Notes, 0.375%, 11/30/25	4.3%
U.S. Treasury Notes, 3.25%, 6/30/27	4.3%
U.S. Treasury Notes, 1.50%, 10/31/24	3.9%
U.S. Treasury Notes, 0.375%, 1/31/26	3.3%
U.S. Treasury Bonds, 1.375%, 8/15/50	2.0%
U.S. Treasury Notes, 0.875%, 6/30/26	1.6%
U.S. Treasury Bonds, 2.00%, 11/15/41	1.5%
U.S. Treasury Notes, 4.00%, 10/31/29	1.3%
Federal Home Loan Mortgage Corp., 2.00%, 3/01/51	1.3%

Q. What were the leading contributors to performance?

A. Duration positioning across the yield curve was a strong contributor to absolute returns for the year. The Fund benefited from strong interest rate carry from our credit spread products and exposure to investment-grade corporate bonds. We also saw accretive returns from our holdings of taxable municipal bonds and agency mortgage-backed securities (MBS). Security selection in sovereign emerging market debt and commercial MBS benefited performance.

Q. What were the leading detractors from performance?

A. Security selection within IG corporate bonds weighed on relative performance.

Q. Were there any significant changes to the Fund during the reporting period?

A. Over the course of the year, we adjusted our duration exposure and sector allocations to take advantage of opportunities arising from high levels of volatility across the fixed income universe.

Thank you for your participation in Franklin U.S. Core Bond ETF. We look forward to serving your future investment needs.

Patrick Klein, Ph.D.

Tina Chou

Joshua Lohmeier, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. CORE BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+1.69%		+1.74%		+1.69%		+1.74%
3-Year	-7.83%		-7.94%		-2.68%		-2.72%
Since Inception (9/17/19)	-2.99%		-2.95%		-0.67%		-0.66%

Distribution Rate[5]	30-Day Standardized Yield[6]
3.57%	4.48%

See page 91 for Performance Summary footnotes.

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FRANKLIN U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/17/19-3/31/24

See page 91 for Performance Summary footnotes.

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FRANKLIN U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.759847

Total Annual Operating Expenses8

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,059.50	$0.77	$1,024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin U.S. Low Volatility ETF

This annual report for Franklin U.S. Low Volatility ETF covers the fiscal year ended March 31, 2024. On February 29, 2024, the Board of Trustees of the Trust approved changes to the Fund’s name and ticker symbol, investment goal, strategies and policies (including the Fund’s 80% investment policy), primary benchmark index, and other related changes. Effective on or about May 31, 2024, the Fund will be renamed the Franklin Income Equity Focus ETF (Ticker: INCE). The Fund’s investment goal will change to seek income and capital appreciation with an emphasis on lower volatility. The information below reflects the Fund’s investment goal, strategies, policies, risks and the Fund’s primary benchmark index that were in effect during the reporting period.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments. The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.

Q. What were the overall market conditions during the Fund’s reporting period?

A. U.S. equities fell for the 12-month period, with gains in the period’s second half paring losses from the first half. Throughout the period, investor sentiment vacillated as to whether the U.S. Federal Reserve (Fed) can maneuver the U.S. economy into a soft landing while curtailing high inflation, or will it drive the economy into a recession. Financial market volatility surged in the second and third weeks of March as two mid-sized U.S. banks collapsed and a Swiss bank was forced into a merger. However, the Federal Deposit Insurance Corporation’s backstop of deposits at the two U.S. firms and the Fed’s emergency lending facility for banks calmed financial markets. In an effort to bring down inflation, the Fed raised the federal funds target rate eight times during the period to the highest level since 2007. On the economic front, the U.S. economy grew in 2022’s second half after contracting in the first half. Meanwhile, manufacturing activity contracted in March for the fifth consecutive month, while services activity expanded for the third successive month.

Q. How did we respond to these changing market conditions?

A. U.S. equity markets rallied strongly during the period. The Fund responded by taking gains in appreciating common stocks and closely managing position sizes, given increasing valuations across U.S. equity markets.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +18.15% based on market price and +18.04% based on net asset value (NAV). In comparison, the Russell 1000® Index, which measures the performance of the approximately 1,000 largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization, posted a +29.87% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 96.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 219.

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FRANKLIN U.S. LOW VOLATILITY ETF

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Information Technology	27.4%
Financials	13.9%
Health Care	12.2%
Consumer Discretionary	11.4%
Industrials	9.6%
Communication Services	7.3%
Consumer Staples	5.8%
Energy	4.1%
Materials	2.6%
Real Estate	2.6%

Top 10 Holdings

3/31/24

Company Sector/Industry	% of Total Net Assets
Vontier Corp. Information Technology	1.9%
Oracle Corp. Information Technology	1.8%
International Business Machines Corp. Information Technology	1.8%
Amphenol Corp., Class A Information Technology	1.8%
ANSYS, Inc. Information Technology	1.8%
Microsoft Corp. Information Technology	1.7%
PTC, Inc. Information Technology	1.7%
Intuit, Inc. Information Technology	1.6%
Roper Technologies, Inc. Information Technology	1.6%
Texas Instruments, Inc. Information Technology	1.6%

Q. What were the leading contributors to performance?

A. Information technology exposure, positions in Apple, Black Knight and Vontier contributed to relative performance. Though management reported solid free cash flow and expanding profit margins, shares of Apple recently moved lower on disappointing iPhone sales in China, its largest overseas market. Our underweight relative the benchmark index in Apple supported relative returns in this environment. Meanwhile, performance benefited from an overweight position in Black Knight Financial Services. Shares of the provider of data and analytics for the mortgage and finance industries advanced as its acquisition by Intercontinental Exchange was completed during the period. Black Knight also reported double-digit growth in net revenue, year over year, as well as record adjusted operating income. A relative overweight position in Vontier was another contributor. Though investors had their concerns, namely the impact of electric vehicles (EV) and the U.S. Eurocard, Mastercard, Visa (EMV) payment standard on Vontier’s growth prospects, the industrial technology company’s recent financial results outperformed expectations, with an increase in revenue growth and free cash flow, along with raised guidance for 2024.

Q. What were the leading detractors from performance?

A. The information technology sector’s underperformance was due in part to stock selection, including a position in Microsoft. The enterprise software company released robust financial reports during the period, bolstered by growth in its cloud-based services and other artificial intelligence (AI) projects. Our underweight position in Microsoft relative to the benchmark detracted as a result. A lack of exposure to select benchmark names, among the semiconductor industry in particular, also pressured relative returns.

Stock selection in communication services hindered relative performance, with underperformance from Liberty Broadband. Liberty is a media holding company that includes a large investment in cable operator Charter Communications. New broadband subscriber trends for Charter tended to disappoint, and our overweight relative to the benchmark index in Liberty detracted as a result. Similarly, an overweight position in Telus had a negative impact on returns. During the period, the telecommunications company announced job cuts and restructuring plans to manage regulatory and competition headwinds. Telus, however, posted record subscriber growth in its latest quarter, along with increased free cash flow. Management also increased its quarterly dividend and operating revenue expectations for 2024.

Thank you for your participation in Franklin U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

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FRANKLIN U.S. LOW VOLATILITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+18.04%		+18.15%		+18.04%		+18.15%
3-Year	+31.55%		+31.38%		+9.57%		+9.52%
5-Year	+76.07%		+75.87%		+11.98%		+11.95%
Since Inception (9/20/16)	+148.16%		+148.25%		+12.84%		+12.84%

Distribution Rate[5]	30-Day Standardized Yield[6]
1.15%	1.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 98 for Performance Summary footnotes.

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FRANKLIN U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/20/16-3/31/24

See page 98 for Performance Summary footnotes.

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FRANKLIN U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.939727

Total Annual Operating Expenses8

0.29%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Investments in equity index-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. There can be no guarantee that the fund’s volatility strategy will be successful, and achieving the fund’s volatility strategy does not mean the fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risk considerations are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Russell 1000® Index is market capitalization weighted and measures the performance of the approximately 1,000 largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,164.50	$1.57		$1,023.55	$1.47		0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin U.S. Treasury Bond ETF

This annual report for Franklin U.S. Treasury Bond ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks income. The Fund normally invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills, notes and Treasury Inflation-Protection Securities (TIPS), and investments that provide exposure to direct obligations of the U.S. Treasury. The Fund may invest in U.S. Treasury securities of any maturity and intends to primarily focus on U.S. Treasury securities with a remaining maturity of between 1-30 years.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as yields changed rapidly in response to a developing macroeconomic landscape and changing global monetary policies. Inflation numbers in the U.S. continued to decline as supply chain disruptions improved. Market focus remained on central bank action as the U.S. Federal Reserve (Fed) continued their monetary policy tightening raising the Fed funds rate at both their May and July 2023 meetings before pausing with their policy rate of 5.25%-5.50%. The Fed kept rates stable for the remainder of the period under review. Although the Fed acknowledged the progress restrictive monetary policy had on reducing inflation, they stated that they need to see substantial movement towards reducing inflation down to its 2.0% target rate. With Fed funds rates appearing to reach their peak, market participants began to consider the number and speed of potential rate cuts in 2024. As part of the Fed’s Summary of Economic Projections (SEP) released at the March 2024 meeting, the median number of 2024 cuts was three, the same number as in the December 2023 SEP. There was considerable volatility in the U.S. Treasury market with the benchmark 10-year trading between 3.31% to 4.99% ending the first quarter 2024 at 4.20% yield.

Q. How did we respond to these changing market conditions?

A. For most of the year, the Fund was positioned with an underweight to duration versus the index. It was our view that persistent inflation would cause the Fed to keep rates higher for longer, putting pressure on U.S. Treasury (UST) yields. Additionally, we focused our duration exposure on the front end of the yield curve as short-term rates reached multi-decade highs providing strong yields and income.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +0.01% based on market price and +0.01% based on net asset value (NAV). In comparison, the Bloomberg U.S. Treasury Index, which measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. with at least one year until final maturity, posted a +0.05% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 102.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets
U.S. Government & Agency Securities	99.1%
Short-Term Investments & Other Net Assets	0.9%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 223.

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FRANKLIN U.S. TREASURY BOND ETF

Top 10 Holdings

3/31/24

% of Total Net Assets
U.S. Treasury Notes, 0.75%, 1/31/28	33.2%
U.S. Treasury Notes, 0.25%, 7/31/25	15.4%
U.S. Treasury Notes, 0.625%, 12/31/27	12.3%
U.S. Treasury Bonds, 1.125%, 8/15/40	6.4%
U.S. Treasury Notes, 1.125%, 2/15/31	5.6%
U.S. Treasury Bonds, 1.125%, 5/15/40	5.3%
U.S. Treasury Bonds, 1.875%, 11/15/51	3.6%
U.S. Treasury Bonds, 4.00%, 11/15/52	2.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	2.0%
U.S. Treasury Notes, 0.25%, 8/31/25	1.9%

Q. What were the leading contributors to performance?

A. Overall duration positioning contributed to returns, led by our underweight to the 10-year portion of the yield curve throughout much of the period. A slight overweight to TIPS boosted relative results.

Q. What were the leading detractors from performance?

A. In contrast, our exposure to the longer end of the benchmark universe weighed on our results.

Q. Were there any significant changes to the Fund during the reporting period?

A. The portfolio manager actively adjusted duration during the period. Through the first half 2023, the Fund was underweight duration versus the benchmark, but as UST yields began to rise, the portfolio manager moved the duration to neutral in the fourth quarter 2023. As yields moved even higher in 2024, the portfolio manager extended duration, moving to an overweight exposure by the end of the period under review.

Thank you for your participation in Franklin U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. TREASURY BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+0.01%		+0.01%		+0.01%		+0.01%
3-Year	-7.16%		-7.35%		-2.44%		-2.51%
Since Inception (6/9/20)	-10.27%		-10.27%		-2.81%		-2.81%

Distribution Rate[5]	30-Day Standardized Yield[6]
3.40%	4.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 104 for Performance Summary footnotes.

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FRANKLIN U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

6/9/20-3/31/24

See page 104 for Performance Summary footnotes.

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FRANKLIN U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.732846

Total Annual Operating Expenses8

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Bloomberg U.S. Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

8. Figures as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23– 3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,044.10	$0.46		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin Ultra Short Bond ETF

This annual report for Franklin Ultra Short Bond ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include, but are not limited to, a variety of fixed and variable rate debt obligations, including government and corporate debt securities; money market instruments; mortgage- and asset backed securities; and municipal securities.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as concerns over high levels of inflation and the U.S. Federal Reserve (Fed) policy response dominated the economic and market discussion. Yields changed rapidly in response to an evolving macroeconomic landscape and changing global monetary policies. Geopolitical risk remained an overhang to the market throughout the quarter as the war in Ukraine continued and a new conflict in the Middle East emerged, putting temporary pressure on global energy prices. Inflation, as reflected in the Consumer Price Index, moderated towards the end of 2023. While markets were unsettled, corporate fundamentals continued on a robust pace, which benefited the Fund’s corporate holdings. The U.S. Fed paused its interest rate hikes at the September and subsequent meetings. Although 2024 began with financial market exuberance as investors anticipated imminent rate cuts from developed market central banks, sentiments turned cautious upon the end of first quarter as economic growth continued to be robust (especially in the U.S.) and price pressures persistent. March 2024’s Fed Summary of Economic Projections continued to project three rate cuts for the year. Ten-year U.S. Treasury (UST) yields traded in a wide range, peaking at 5.0% in October before falling, ending March at 4.20%.

Q. How did we respond to these changing market conditions?

A. During the fourth quarter, the Fed signaled that its hiking cycle was likely over, and they would consider rate cuts in 2024. With rate hikes off the table, we began shifting from floating-rate to fixed-rate corporate securities to help lock in attractive yield in anticipation of future rate cuts.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +6.24% based on market price and +6.41% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +5.24% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 108.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	22.7%
Telecommunications	6.8%
Apparel	2.7%
Insurance	2.7%
Financial Services	2.7%
Miscellaneous Manufacturing	2.7%
Transportation	2.7%
Auto Manufacturers	2.6%
Aerospace & Defense	2.6%
Real Estate Investment Trusts (REITs)	2.6%

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.. The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 225.

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Top 10 Holdings

3/31/24

Issue/Issuer	% of Total Net Assets
Verizon Communications, Inc., 6.669%, 5/15/25	4.0%
Bank of America Corp., 6.041%, 4/22/25	4.0%
Tapestry, Inc., 7.05%, 11/27/25	2.7%
Goldman Sachs Group, Inc., 6.739%, 5/15/26	2.7%
Pacific Life Global Funding II, 6.166%, 3/30/25	2.7%
AT&T, Inc., 6.763%, 6/12/24	2.7%
Discover Card Execution Note Trust, 6.04%, 12/15/26	2.7%
Citibank Credit Card Issuance Trust, 6.063%, 4/22/26	2.7%
Westpac Banking Corp., 5.35%, 10/18/24	2.7%
Charles Schwab Corp., 5.874%, 5/13/26	2.7%

Q. What were the leading contributors to performance?

A. Sector allocations outside of UST bills contributed to returns including investment-grade (IG) corporate holdings in banking, communications, insurance and consumer cyclicals. Additionally, our holdings of asset back securities (ABS) from credit card receivables benefited results, as did our real estate investment trust (REIT) holdings.

Q. What were the leading detractors from performance?

A. There weren’t any material performance detractors from our IG corporate bond allocations. The Fund had a slightly shorter duration compared to the benchmark and our overweight allocation to cash and short-term investments slightly detracted from relative results.

Thank you for your participation in Franklin Ultra Short Bond ETF. We look forward to serving your future investment needs.

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN ULTRA SHORT BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+6.41%		+6.24%		+6.41%		+6.24%
3-Year	+7.69%		+7.64%		+2.50%		+2.49%
Since Inception (7/14/20)	+8.66%		+8.62%		+2.26%		+2.25%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.24%	5.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 110 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

7/14/20-3/31/24

See page 110 for Performance Summary footnotes.

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FRANKLIN ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/23-3/31/24)

Net Investment Income
$1.222585

Total Annual Operating Expenses8

0.15%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,032.20	$0.20	$1,024.80	$0.20	0.04%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Financial Highlights

Franklin Disruptive Commerce ETF

	Year Ended March 31,				Period Ended March 31,

	2024	2023	2022	2021	2020[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.05	$30.97	$49.21	$21.32	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.03	0.02	(0.19)	(0.21)	(0.01)

Net realized and unrealized gains (losses)	8.21	(6.94)	(17.73)	28.10	(3.67)

Total from investment operations	8.24	(6.92)	(17.92)	27.89	(3.68)

Net realized gains	—	—	(0.32)	—	—

Net asset value, end of year	$32.29	$24.05	$30.97	$49.21	$21.32

Total return[d]	34.26%	(22.34)%	(36.59)%	130.82%	(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.50%	0.62%	0.87%	12.59%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	0.11%	0.07%	(0.40)%	(0.44)%	(0.32)%

Supplemental data

Net assets, end of year (000’s)	$11,302	$9,619	$18,584	$41,827	$2,132

Portfolio turnover rate[f]	12.69%[g]	47.01%[g]	89.85%[g]	45.81%[g]	0.94%[g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	12.69%	47.01%	89.79%	45.81%	0.94%

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Schedule of Investments, March 31, 2024

Franklin Disruptive Commerce ETF

		Country	Shares	Value
	Common Stocks 99.3%
	Broadline Retail 21.6%
a	Alibaba Group Holding Ltd., Class A	China	8,911	$79,985
b	Amazon.com, Inc.	United States	6,316	1,139,280
	eBay, Inc.	United States	1,753	92,523
b	Etsy, Inc.	United States	1,588	109,128
b	Global-e Online Ltd.	Israel	3,748	136,240
b	MercadoLibre, Inc.	Brazil	295	446,028
	Naspers Ltd., Class N	South Africa	511	90,605
a,b	PDD Holdings, Inc., ADR	China	2,241	260,516
	Prosus NV	Netherlands	2,759	86,635

				2,440,940

	Commercial Services & Supplies 3.9%
b	Copart, Inc.	United States	7,524	435,790

	Consumer Staples Distribution & Retail 5.2%
	Costco Wholesale Corp.	United States	797	583,906

	Containers & Packaging 1.3%
	Graphic Packaging Holding Co.	United States	1,071	31,252
	Packaging Corp. of America	United States	617	117,094

				148,346

	Entertainment 3.2%
b	Netflix, Inc.	United States	385	233,822
	Nintendo Co. Ltd., ADR	Japan	3,864	52,512
b	ROBLOX Corp., Class A	United States	2,070	79,032

				365,366

	Financial Services 9.8%
b	Adyen NV, ADR	Netherlands	9,316	157,534
b	Block, Inc.	United States	780	65,972
b	Dlocal Ltd.	Uruguay	1,685	24,769
	Jack Henry & Associates, Inc.	United States	462	80,263
	Mastercard, Inc., Class A	United States	817	393,443
b	PayPal Holdings, Inc.	United States	419	28,069
	Visa, Inc., Class A	United States	1,271	354,711

				1,104,761

	Food Products 0.9%
b	Freshpet, Inc.	United States	900	104,274

	Ground Transportation 10.1%
	Old Dominion Freight Line, Inc.	United States	648	142,113
b	Uber Technologies, Inc.	United States	11,030	849,199
b	XPO, Inc.	United States	1,229	149,975

				1,141,287

	Hotels, Restaurants & Leisure 14.2%
b	Airbnb, Inc., Class A	United States	1,571	259,152
	Booking Holdings, Inc.	United States	117	424,462
b	DoorDash, Inc., Class A	United States	4,789	659,541
b	Expedia Group, Inc.	United States	688	94,772
b	MakeMyTrip Ltd.	India	2,394	170,094

				1,608,021

	Industrial REITs 1.6%
	Prologis, Inc.	United States	1,407	183,220

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SCHEDULE OF INVESTMENTS

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Interactive Media & Services 2.9%
b	Alphabet, Inc., Class A	United States	661	$99,765
	Meta Platforms, Inc., Class A	United States	412	200,059
a	Tencent Holdings Ltd.	China	637	24,726

				324,550

	IT Services 6.5%
b	Shopify, Inc., Class A	Canada	9,458	729,874

	Media 0.6%
b	Trade Desk, Inc., Class A	United States	799	69,849

	Professional Services 0.2%
	TransUnion	United States	343	27,371

	Real Estate Management & Development 0.3%
b	CoStar Group, Inc.	United States	308	29,753

	Software 7.0%
b	Autodesk, Inc.	United States	409	106,512
b	Descartes Systems Group, Inc.	Canada	2,450	224,248
b	Manhattan Associates, Inc.	United States	1,330	332,806
b	Sprout Social, Inc., Class A	United States	320	19,107
b	SPS Commerce, Inc.	United States	438	80,986
b	Unity Software, Inc.	United States	1,218	32,521

				796,180

	Specialty Retail 0.1%
	ZOZO, Inc.	Japan	512	12,876

	Trading Companies & Distributors 9.9%
	Fastenal Co.	United States	6,737	519,692
	WW Grainger, Inc.	United States	584	594,103

				1,113,795

	Total Common Stocks (Cost $9,585,977)			11,220,159

	Total Investments (Cost $9,585,977) 99.3%			11,220,159
	Other Assets, less Liabilities 0.7%			81,578

	Net Assets 100.0%			$11,301,737

aVariable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.

bNon-income producing.

See Abbreviations on page 275.

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Financial Highlights

Franklin Dynamic Municipal Bond ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.88	$24.81	$26.32	$24.72	$24.97

Income from investment operations[a]:

Net investment income[b]	0.97	0.74	0.61	0.59	0.58

Net realized and unrealized gains (losses)	0.50	(0.96)	(1.56)	1.59	(0.17)

Total from investment operations	1.47	(0.22)	(0.95)	2.18	0.41

Less distributions from net investment income	(0.93)	(0.71)	(0.56)	(0.58)	(0.66)

Net asset value, end of year	$24.42	$23.88	$24.81	$26.32	$24.72

Total return[c]	6.37%	(0.82)%	(3.70)%	8.84%	1.61%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%	0.57%	0.75%	1.01%	1.46%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	4.07%	3.12%	2.32%	2.29%	2.29%

Supplemental data

Net assets, end of year (000’s)	$196,593	$101,497	$76,908	$42,112	$12,362

Portfolio turnover rate[e]	82.59%[f]	64.13%[f]	27.62%[f]	14.05%[f]	35.28%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	82.59%	64.13%	27.62%	14.05%	35.28%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Dynamic Municipal Bond ETF

		Principal Amount*	Value
	Corporate Bonds & Notes 0.3%
	Delaware 0.0%†
a,b	Red River Biorefinery LLC, 15.00%, 4/30/24	10,000	$10,000
a,b	Red River Biorefinery LLC, 15.00%, 4/30/24	5,000	5,000

			15,000

	Puerto Rico 0.3%
b,c	AES Puerto Rico LP, 12.50%, 12/15/25	638,904	638,904

	Total Corporate Bonds & Notes (Cost $635,409)		653,904

	Municipal Bonds 98.6%
	Alabama 4.6%
	Black Belt Energy Gas District,
	[c] Gas Project No 8, Series A, 4.00%, 12/01/52	500,000	494,994
	[c] Gas Project, Series E, 5.00%, 5/01/53	525,000	547,458
	[c] Refunding, 4.00%, 6/01/51	240,000	242,075
	[c] Series A, 5.25%, 5/01/55	1,500,000	1,622,267
a	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	91,075
	Energy Southeast A Cooperative District,
	[c] Series A-1, 5.50%, 11/01/53	1,500,000	1,625,276
	[c] Series B-1, 5.75%, 4/01/54	500,000	553,460
	MidCity Improvement District, Special Assessment, Series 2022, 4.25%, 11/01/32	600,000	543,958
c	Southeast Alabama Gas Supply District, Project No.1, Refunding, Series A, 5.00%, 8/01/54	2,000,000	2,139,703
c	Southeast Energy Authority A Cooperative District, Series A-1, 5.50%, 1/01/53	1,060,000	1,131,885

			8,992,151

	Alaska 0.5%
	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/01/39	1,000,000	1,006,188

	Arizona 0.9%
c	Arizona Health Facilities Authority, Banner Health Obligated Group, VRDN, Series C, 4.40%, 1/01/46	100,000	100,000
c	Chandler Industrial Development Authority, Intel Corp, AMT, 5.00%, 9/01/42	1,030,000	1,061,470
	Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	152,629
a	Sierra Vista Industrial Development Authority, Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	237,707
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	200,000	192,689

			1,744,495

	California 11.3%
	California Community Choice Financing Authority,
	[c] 5.25%, 1/01/54	5,530,000	5,830,536
	[c] VRDN, 5.50%, 10/01/54	1,815,000	2,002,154
a	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	489,414
	California Community Housing Agency,
	[a] Arbors Apartments, Series A, 5.00%, 8/01/50	1,000,000	957,601
	[a] Aster Apartments, Series A-2, 4.00%, 2/01/43	350,000	322,887
	[a] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	285,000	235,043
	[a] Fountains at Emerald Park, 4.00%, 8/01/46	995,000	877,893
	[a] K Street Flats, 4.00%, 8/01/50	640,000	505,745
	[a] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,000,000	962,399
	California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors
	Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	1,000,643
	California Municipal Finance Authority,
	Biola University Inc, Refunding, 5.00%, 10/01/29	100,000	105,149
	Caritas Corp, Refunding Series 2021B, 3.00%, 8/15/31	165,000	155,625
	LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	125,000	119,795
	Series C, 5.50%, 9/01/34	25,000	26,788
	Series C, 5.75%, 9/01/37	325,000	343,151
	Series C, 6.00%, 9/01/42	150,000	158,357

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	California (continued)
	Series D, 6.00%, 9/01/42	265,000	$281,435
a,d	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3,375
	California School Finance Authority,
	[a] 5.00%, 6/01/27	50,000	51,007
	[a] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	180,000	167,912
	[a] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	248,623
	[a] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	52,583
a	City & County of San Francisco Special Tax District No., 4.00%, 9/01/36	100,000	97,844
a	CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	500,000	420,905
a	CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	910,000	750,487
a	CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	855,000	736,922
a	CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,000,000	829,723
	CSCDA Community Improvement Authority,
	[a] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	140,600
	[a] Renaissance at City Center, 5.00%, 7/01/51	250,000	242,544
	[a] Waterscape Apartments, Series B, 4.00%, 9/01/46	955,000	788,118
a	Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	98,285
c	Long Beach Bond Finance Authority, Series B, 3 mo. USD Term SOFR + 1.45%, 5.181%, 11/15/27	1,000,000	1,003,059
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	101,461
	River Islands Public Financing Authority,
	Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	516,849
	Series 2023-1, 5.00%, 9/01/38	435,000	447,275
c	Southern California Public Power Authority, Libor-Project No 1, Series A, 3 mo. USD LIBOR + 1.47%, 5.201%, 11/01/38	1,215,000	1,120,489

			22,192,676

	Colorado 3.0%
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	194,312
	Colorado Health Facilities Authority,
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	98,256
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/37	1,480,000	1,452,686
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/39	1,280,000	1,252,070
	CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,650,000	1,749,483
	Denver Health & Hospital Authority, Refunding, Series A, 4.00%, 12/01/37	1,000,000	947,635
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	99,966
	Southlands Metropolitan District No. 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	200,000	191,822

			5,986,230

	Connecticut 0.3%
	Connecticut State Health & Educational Facilities Authority,
	Masonicare Corp Obligated Group, Series F, Refunding, 5.00%, 7/01/24	275,000	275,005
	[a] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	150,000	146,912
	Sacred Heart University Inc, 5.00%, 7/01/29	5,000	5,272
	[c] Yale University, Series V-2, 4.20%, 7/01/36	100,000	100,000

			527,189

	Delaware 0.1%
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	103,231
	Florida 15.5%
	Abbott Square Community Development District, 2022 Project, Special Assessment, 5.00%, 6/15/32	200,000	205,120
a	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	95,979
a	Astonia Community Development District, Assessment Area One Project, Special Assessment, Series 2020, 3.375%, 5/01/30	145,000	140,927
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	95,000	91,851

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
a	Avalon Park West Community Development District, 2020 Project Area, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	$98,155
	Avenir Community Development District, 2021A Project, Assessment Area Two, Special Assessment, 2.75%, 5/01/31	90,000	81,147
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	48,119
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	138,540
	Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	290,000	288,294
	Belmond Reserve Community Development District, 2020 Project, Special Assessment, 3.25%, 5/01/30	100,000	96,931
	Berry Bay Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	92,255
	Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	102,858
	Capital Projects Finance Authority,
	Florida UniversityProject, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,030,532
	University Project, Series 2020A-1, 5.00%, 10/01/32	455,000	472,076
	Capital Trust Agency, Inc.,
	[a] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	111,999
	[a] Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	94,947
	Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	275,000	270,582
	[a] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	270,439
a	Capital Trust Authority, zero cpn., 3/01/29	855,000	662,995
a,e	Caymas Community Development District, Assessment Area One, Special Assessment, 4.45%, 5/01/31	270,000	270,414
	Celebration Community Development District, Assessment Area One Project, Special Assessment, Series 2021, 3.125%, 5/01/41	50,000	43,421
	Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	275,000	285,711
	Connerton East Community Development District, Assessment Area One, Special Assessment, Series 2023, 4.25%, 6/15/30	185,000	187,027
	Coral Keys Homes Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	165,000	157,272
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	94,655
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	125,000	125,619
	Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	89,997
	County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000	105,020
a	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	53,634
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	100,000	99,883
	Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment, 4.875%, 5/01/30	500,000	506,223
	Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	500,000	511,004
	Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	140,000	140,648
a	Downtown Doral South Community Development District, Assessment Area 2, Special Assessment, 4.25%, 12/15/28	195,000	195,494
a	DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	95,215
	East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	100,000	102,818
	East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment, 3.00%, 5/01/32	100,000	93,944
	Edgewater East Community Development District,
	Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	91,247
	Assessment Area Two, Special Assessment, 3.00%, 5/01/27	185,000	176,481
a	Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	92,297

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	80,000	$72,428
	Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	1,000,000	1,054,030
	Everlands Community Development District, Assessment Area Two, Special Assessment, 5.25%, 6/15/44	275,000	277,792
	Florida Development Finance Corp.,
	[a,c] Brightline Florida Holdings LLC, AMT, Refunding, VRDN, 7.50%, 7/01/57	250,000	248,608
	[a,c] Brightline Florida Holdings LLC, AMT, Refunding, VRDN, 8.00%, 7/01/57	500,000	530,000
	[a] Brightline Trains Florida LLC, AMT, 7.375%, 1/01/49	500,000	521,883
	[a,c] Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	175,060
	[a] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	197,736
	[a] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	89,836
	Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,403,926
a	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	139,634
	Grand Oaks Community Development District, Assessment Area 2, Special Assessment, 4.00%, 5/01/30	150,000	147,437
	Grande Pines Community Development District, Assessment Area Two, Special Assessment, 4.65%, 5/01/34	515,000	517,667
	Hacienda North Community Development District, Special Assessment, Series 2023, 5.50%, 5/01/33	210,000	219,391
	Hammock Reserve Community Development District, Assessment Area One Project, Special
	Assessment, 3.25%, 5/01/30	100,000	95,724
	Hawkstone Community Development District, Assessment Area 4, Special Assessment, 4.375%, 5/01/30	110,000	110,689
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	98,061
	Highland Trails Community Development District, Assessment Area One, Special Assessment, 4.70%, 5/01/31	220,000	221,251
	Hills of Minneola Community Development District,
	South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	60,000	57,757
	[a] South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	94,644
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	45,000	44,896
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	92,051
	Kelly Park Community Development District, Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	280,000	284,953
	Kindred Community Development District II,
	Special Assessment, 5.65%, 5/01/43	315,000	329,550
	Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	147,769
	Special Assessment, Series 2021, 2.20%, 5/01/26	50,000	48,223
	Kingman Gate Community Development District,
	Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	107,354
	Special Assessment, Series 2021, 2.50%, 6/15/26	65,000	63,238
	Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	170,169
	Lakes of Sarasota Community Development District,
	Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	127,647
	Assessment Area Two, Special Assessment, 3.00%, 5/01/26	115,000	112,816
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	163,652
	[a] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	55,985
	[a] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	93,603
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	88,403
	Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	529,587
	Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	1,415,000	1,415,858
	Lawson Dunes Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	130,000	130,109
a	Longleaf Community Development District, Neighborhood 4 Assessment Area One, Special Assessment, 4.50%, 5/01/31	140,000	141,178

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Los Cayos Community Development District, 2024 Project, Special Assessment, 4.40%, 6/15/31	300,000	$301,298
	LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment, 5.00%, 5/01/27	105,000	105,966
a	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	48,007
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	68,248
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	145,362
	Middleton Community Development District A,
	Special Assessment, Series 2022, 5.20%, 5/01/27	40,000	40,437
	Special Assessment, Series 2022, 5.45%, 5/01/32	200,000	211,149
	Mirada II Community Development District, 2021 Project Area, Special Assessment, 3.125%, 5/01/31	100,000	89,652
a	North Powerline Road Community Development District, Special Assessment, Series 2022, 4.75%, 5/01/27	165,000	165,532
	North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	148,379
	North-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series A, 3.25%, 5/01/31	100,000	92,844
	Old Hickory Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	100,000	94,393
	Palermo Community Development District, 2023 Project, Special Assessment, 4.125%, 6/15/30	85,000	85,502
	Palm Beach County Health Facilities Authority,
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	322,920
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	230,000	237,354
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	291,650
	Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment, 4.15%, 5/01/27	200,000	200,007
	Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	100,000	92,964
	Parrish Lakes Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 5/01/30	300,000	297,436
	Parrish Plantation Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	92,190
	Peace Creek Village Community Development District, Special Assessment, Series 2024, 4.625%, 5/01/31	370,000	372,030
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	145,375
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	95,914
	Reunion East Community Development District, Special Assessment, Series 2021, 2.85%, 5/01/31	100,000	90,031
	River Hall Community Development District, Special Assessment, Series A, 6.25%, 5/01/43	170,000	180,312
	Rivers Edge II Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,282
a	Rivers Edge III Community Development District, Special Assessment, Series 2021, 2.40%, 5/01/26	100,000	96,349
a	Rye Ranch Community Development District, Assessment Area One, Special Assessment, Refunding, 5.00%, 11/01/30	45,000	45,675
	Saddle Creek Preserve of Polk County Community Development District, Assessment Area One, Special Assessment, 3.00%, 6/15/30	80,000	76,362
	Sanctuary Cove Community Development District, Special Assessment, Series 2018, 2.125%, 5/01/26	135,000	129,434
	Sandmine Road Community Development District,
	[a] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	97,478
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	35,000	33,732

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	$98,135
	Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	162,910
	Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	138,845
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000	508,252
a	Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	30,000	30,346
	Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	125,000	126,391
	Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	96,849
	Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	235,000	236,530
	Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	68,777
	Sorrento Pines Community Development District, Assessment Area One, 4.375%, 5/01/30	55,000	55,405
	South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,255,000	1,227,572
	Southern Groves Community Development District No. 5,
	Special Assessment, Series 2022, 5.80%, 5/01/42	200,000	214,363
	[e] Special Assessment, Series 2024, 5.45%, 5/01/44	350,000	353,517
	St. Augustine Lakes Community Development District,
	2022 Project, Special Assessment, 4.70%, 6/15/29	425,000	429,002
	2022 Project, Special Assessment, 5.375%, 6/15/42	60,000	61,525
a	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	91,091
a	Stuart Crossing Community Development District, Assessment Area One Project, Special
	Assessment, 4.375%, 5/01/31	195,000	195,150
	Summer Woods Community Development District, Assessment Area Three Project, Special
	Assessment, 3.15%, 5/01/31	75,000	69,132
	Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	480,000	479,965
	Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	135,734
	Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,210
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	138,343
	Tohoqua Community Development District,
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	93,769
	Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	140,000	135,532
	Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	89,187
a	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	97,461
	Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special
	Assessment, 5.875%, 5/01/43	170,000	175,923
	Two Rivers West Community Development District,
	Special Assessment, Series 2, 5.25%, 5/01/28	255,000	258,038
	Special Assessment, Series 2, 5.375%, 5/01/33	150,000	155,550
	V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	92,376
	Veranda Community Development District II,
	Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	360,000	363,055
	[a] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	64,217
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	116,430
	Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	100,000	97,326

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Villamar Community Development District,
	Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	60,000	$62,114
	Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	210,000	212,212
	West Villages Improvement District,
	Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	92,149
	Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	140,000	141,397
	Windward Community Development District,
	Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	95,746
	Special Assessment, Series A-1, 3.00%, 5/01/25	60,000	59,153
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	225,286

			30,553,594

	Georgia 4.8%
a	Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	87,464
a	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	329,580
	Main Street Natural Gas, Inc.,
	[a,c] Gas Supply Revenue, VRDN, Series C, 4.00%, 8/01/52	2,000,000	1,946,619
	[c] Series A, 5.00%, 6/01/53	3,550,000	3,741,448
	[c] Series B, 5.00%, 12/01/54	1,000,000	1,074,166
	[c] Series E, 5.00%, 12/01/53	1,250,000	1,336,008
	[c] Series E-2, SOFR + 1.70%, 5.264%, 12/01/53	1,000,000	1,013,860

			9,529,145

	Idaho 0.5%
	Idaho Housing & Finance Association,
	[a] College of Idaho Inc, Refunding, 5.00%, 11/01/25	750,000	755,725
	White Pine Charter School Project, 5.25%, 5/01/38	300,000	323,112

			1,078,837

	Illinois 7.2%
	Chicago Board of Education, Refunding, Series A, zero cpn., 12/01/25	500,000	466,587
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.00%, 4/01/38	2,155,000	2,351,789
	5.25%, 4/01/39	1,000,000	1,103,819
	Chicago Midway International Airport, AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	857,508
	City of Chicago,
	Refunding, Series A, 5.00%, 1/01/34	1,100,000	1,198,584
	Series A, 5.50%, 1/01/40	1,820,000	1,999,096
	Illinois Finance Authority,
	[a] Acero Charter Schools Inc Obligated Group, VRDN, 4.00%, 10/01/31	180,000	173,106
	[c] Field Museum of Natural History, Refunding, VRDN, SOFR + 1.20%, 4.924%, 11/01/34	390,000	389,112
	Lifespace Communities Inc Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	244,750
	[c] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	760,000	780,533
	Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,000,000	978,545
	Metropolitan Pier & Exposition Authority,
	McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	986,323
	zero cpn., 12/15/30	300,000	238,671
	Southwestern Illinois Development Authority,
	Madison County Community Unit School District No 7 Edwardsville, 12/01/24	155,000	151,197
	Madison County Community Unit School District No 7 Edwardsville, 12/01/24	95,000	92,368
	St. Clair County Community Unit School District No. 187 Cahokia,
	Series A, 5.00%, 1/01/40	325,000	350,041
	Series B, 5.00%, 1/01/40	210,000	226,180
	State of Illinois,
	6.00%, 11/01/26	975,000	1,003,367
	Series 2021B, 3.00%, 12/01/41	500,000	412,069
	[a] Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	113,296	100,548

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Illinois (continued)
	Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	$80,923

			14,185,116

	Indiana 1.2%
a	City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	128,997
a	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	89,410
	Indiana Finance Authority,
	Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	139,566
	University of Evansville, 7.00%, 9/01/32	180,000	170,294
a	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	765,000	703,317
	Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,097,797

			2,329,381

	Iowa 2.6%
	Iowa Finance Authority,
	C Iowa Fertilizer Co LLC, Refunding, 5.00%, 12/01/50	2,425,000	2,569,966
	Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	855,121
	Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	125,000	110,636
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	500,000	500,968
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	60,000	56,824
	C Lifespace Communities Inc Obligated Group, Series B, SOFR + 0.55%, 4.274%, 5/15/56	500,000	465,531
	Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	610,000	615,933

			5,174,979

	Kentucky 0.9%
c	County of Owen, American Water Capital Corp, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000	93,160
	Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Series A, 5.00%, 8/01/29	280,000	307,148
c	Kentucky Public Energy Authority, Kentucky Public Energy Authority, VRDN, Series A-2, SOFR + 1.20%, 4.764%, 8/01/52	1,285,000	1,254,358
	Louisville/Jefferson County Metropolitan Government, Bellarmine University Inc, Refunding, 4.00%, 5/01/29	100,000	92,647

			1,747,313

	Louisiana 1.1%
	Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	249,980
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	175,000	155,807
	[a] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	126,306
	Westlake Corp, Refunding, 3.50%, 11/01/32	1,600,000	1,545,729

			2,077,822

	Maryland 0.9%
	City of Baltimore,
	Harbor Point Special Taxing District, 4.25%, 6/01/26	560,000	555,532
	[a] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	92,644
	County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	132,231
c	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Obligated Group, VRDN, 4.50%, 7/01/41	300,000	300,000
a	Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	690,286

			1,770,693

	Massachusetts 0.4%
	Massachusetts Development Finance Agency,
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	80,000	80,632
	Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	197,501
	Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	493,679

			771,812

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Michigan 2.0%
	City of Detroit,
	Series A, 5.00%, 4/01/35	350,000	$375,497
	Series C, 6.00%, 5/01/43	375,000	422,009
	Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	285,000	274,577
c	Green Lake Township Economic Development Corp., Interlochen Center for the Arts, VRDN, 4.40%, 6/01/34	700,000	700,000
a	Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	105,923
	Michigan Finance Authority,
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	145,000	141,292
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	271,724
	[e] Provident Group – HFH Energy LLC, 4.125%, 2/29/44	330,000	321,011
	University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	750,000	777,851
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	500,000	505,524
	Michigan Strategic Fund, State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	101,414

			3,996,822

	Minnesota 0.7%
	Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	116,030
c	Minnesota Municipal Gas Agency, VRDN, Series B, SOFR + 1.00%, 4.564%, 12/01/52	1,300,000	1,292,384

			1,408,414

	Mississippi 0.2%
a	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	156,230
	Mississippi Home Corp.,
	[a] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	85,366
	Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	86,442

			328,038

	Missouri 0.0%†
	City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	35,000	34,645

	Nevada 0.4%
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611,
	Special Assessment, 3.50%, 6/01/31	160,000	144,395
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	174,652
a	City of North Las Vegas, NV Special Improvement District No 66, Special Assessment, 5.00%, 6/01/28	140,000	142,515
	Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	267,061

			728,623

	New Jersey 0.9%
	New Jersey Economic Development Authority,
	[c] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	88,513
	Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	101,117
	United Airlines Inc, 5.25%, 9/15/29	250,000	250,557
c	New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, VRDN, Series B, 3.80%, 7/01/43	300,000	300,000
	New Jersey Higher Education Student Assistance Authority, AMT, Series B, 4.00%, 12/01/44	1,000,000	978,162

			1,718,349

	New York 6.8%
	Metropolitan Transportation Authority,
	Green Bond, Series 2017C-1, 5.00%, 11/15/28	935,000	1,005,424
	Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	567,575

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value

	Municipal Bonds (continued)
	New York (continued)
	New York City Municipal Water Finance Authority,
	[c] Second Generation Resolution Revenue Bonds, 4.55%, 6/15/50	430,000	$430,000
	[c] VRDN, 4.50%, 6/15/45	1,300,000	1,300,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	66,636
a,c	New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	256,424
	New York Transportation Development Corp.,
	American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	90,000	87,192
	American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	197,884
	American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	80,000	85,174
	Delta Air Lines Inc, AMT, 5.00%, 1/01/25	250,000	251,979
	Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	2,033,453
	Delta Air Lines, Inc, AMT, 4.00%, 1/01/36	1,480,000	1,481,459
	Delta Air Lines, Inc, AMT, 5.00%, 10/01/40	3,500,000	3,631,570
	JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	278,302
a	Oneida Indian Nation of New York, Series B, 6.00%, 9/01/43	250,000	266,836
	Port Authority of New York & New Jersey, Refunding, Series 230TH, 3.00%, 12/01/31	500,000	494,704
e	Suffolk Regional Off-Track Betting Co., 5.75%, 12/01/44	1,000,000	1,020,255

			13,454,867

	North Carolina 0.2%
	North Carolina Medical Care Commission, United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	351,866

	North Dakota 0.4%
	City of Horace, Refunding, Series B, 5.125%, 7/01/25	500,000	501,329
	County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	250,904
a,d	County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	3,750

			755,983

	Ohio 1.5%
	Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	544,811
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	555,000	548,414
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	188,295
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	100,610
	Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	102,715
c	Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	1,000,000	1,010,668
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	313,233
	Ohio Housing Finance Agency, Middletown Phase I Project, 8.00%, 8/01/34	100,000	103,179

			2,911,925

	Oregon 1.0%
c	Oregon State Facilities Authority, 4.50%, 8/01/34	100,000	100,000
	State of Oregon,
	[c] VRDN, 4.50%, 6/01/39	1,600,000	1,600,000
	[c] VRDN, 4.50%, 12/01/44	200,000	200,000

			1,900,000

	Pennsylvania 1.9%
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	70,000	69,982
	Allentown Neighborhood Improvement Zone Development Authority,
	[a] City Center Project, 5.00%, 5/01/28	100,000	102,933
	[a] City Center Project, 5.25%, 5/01/42	200,000	199,073
	Berks County Industrial Development Authority,
	Tower Health Obligated Group, Refunding, 5.00%, 11/01/29	250,000	135,050
	Tower Health Obligated Group, Tower Health Project, Refunding, 4.00%, 11/01/31	560,000	295,816

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	$1,016,953
	Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	97,759
c	Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	90,665
	Pennsylvania Economic Development Financing Authority, Philadelphia Water Department, Refunding, 4.00%, 1/01/31	425,000	422,962
	UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	150,000	150,035
	Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	710,000	724,125
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	423,337

			3,728,690

	Puerto Rico 2.2%
	Commonwealth of Puerto Rico,
	Series 2021A1, 4.00%, 7/01/33	359,628	359,059
	Series 2021A1, 4.00%, 7/01/35	8,654	8,507
	Series 2021A1, 4.00%, 7/01/37	7,428	7,190
	Series 2021A1, 4.00%, 7/01/41	38,099	35,960
	Series 2021A1, 5.625%, 7/01/27	102,626	109,227
	Series 2021A1, 5.625%, 7/01/29	447,074	489,759
	Series 2021A1, 5.75%, 7/01/31	1,232,508	1,390,926
	[c] VRDN, 11/01/43	42,678	24,721
	zero cpn., 7/01/24	1,570	1,554
	zero cpn., 7/01/33	12,391	8,147
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,231,964	1,182,685
	HTA HRRB Custodial Trust, 5.25%, 7/01/32	38,486	38,286
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.125%, 7/01/24	5,000	5,028
	Puerto Rico Electric Power Authority,
	Refunding, 5.25%, 7/01/32	175,000	173,325
	Refunding, Series V, 5.25%, 7/01/27	170,000	170,388
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	95,216
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	100,000	93,240
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	92,691

			4,285,909

	South Carolina 1.9%
	County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	415,905
a	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	93,789
	Patriots Energy Group Financing Agency,
	[c] VRDN, Refunding, SOFR + 1.90%, 5.458%, 2/01/54	50,000	51,323
	[c] VRDN, Series A1, 5.25%, 10/01/54	2,640,000	2,828,314
	South Carolina Jobs-Economic Development Authority, AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	85,579
	[a] Columbia Portfolio Obligated Group, 6/01/37	315,000	242,667
	[a] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	85,579

			3,803,156

	Tennessee 5.1%
	Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/38	1,125,000	1,105,298
	Cleveland Housing Authority,
	[a] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	299,322
	[a] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	99,774
	Knox County Health Educational & Housing Facility Board, 5.00%, 7/01/38	425,000	470,262
c	Tennergy Corp., Series A, 5.50%, 10/01/53	2,535,000	2,710,388

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Tennessee (continued)
c	Tennessee Energy Acquisition Corp., Series A, 5.00%, 5/01/52	5,000,000	$5,283,982

			9,969,026

	Texas 12.6%
	Cedar Port Navigation & Improvement District, 4.00%, 9/01/38	1,450,000	1,468,760
a	City of Anna, Hurricane Creek Public Improvement District Impt Area No 2, Special Assessment, 5.00%, 9/01/28	583,000	585,000
	City of Aubrey, Jackson Ridge Public Improvement District, Special Assessment, 5.00%, 9/01/25	505,000	512,045
a	City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	164,000	164,363
a	City of Boyd, Public Improvement District No 1 Improvement Area No 1, Special Assessment, 4.25%, 9/15/30	189,000	188,890
	City of Celina,
	[a] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	75,000	73,758
	[a] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	186,139
	[a] Creeks of Legacy Public Improvement District Phase No 3, Special Assessment, 3.625%, 9/01/30	100,000	91,965
	[a] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	165,917
	[a] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	104,317
	[a] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	75,000	68,671
	[a] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	100,312
	[a] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	162,900
a	City of Crandall, Cartwright Ranch Public Improvement District Major Impt Are, Special Assessment, 4.75%, 9/15/31	100,000	96,950
	City of Fate,
	[a] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	59,000	55,700
	[a] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	131,147
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	125,628
a	City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	273,441
	City of Kyle,
	[a] 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.50%, 9/01/33	550,000	558,703
	[a] Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	96,071
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	133,405
	[a] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	210,695
	[a] Southwest Kyle Public Improvement District No 1 Impt Area No 2, Special Assessment, 5.75%, 9/01/30	100,000	102,617
	City of Lago Vista,
	[a] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	131,885
	Tessera on Lake Travis Public Impt Dist Impt Area No 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	119,450
	City of Lavon,
	[a] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	251,000	252,815
	[a] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	355,000	366,482
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	90,920
a	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	68,011
a	City of Manor, Manor Heights Public Improvement District Area No 3, Special Assessment, 5.25%, 9/15/43	200,000	200,376
a	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	157,729

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Mesquite, [a] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	130,000	$130,341
	[a] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	102,806
	City of Pilot Point, [a] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	153,116
	[a] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	147,241
	City of Princeton, [a] TX Whitewing Trails Public Improvement District No 2 Phase 2, Special Assessment, 4.25%, 9/01/30	125,000	124,857
	[a] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	87,973
	[a] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	91,269
a	City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	135,000	130,924
	City of Sachse, [a] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.00%, 9/15/28	278,000	280,700
	[a] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.625%, 9/15/42	100,000	102,991
	[a] Sachse Public Improvement District No 1, Special Assessment, 6.00%, 9/15/28	100,000	101,102
	[a] TX Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	165,000	170,341
	City of Tomball, [a] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	147,673
	[a] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	92,534
a	City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	100,000	101,104
	County of Hays, [a] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.75%, 9/15/27	398,000	397,180
	[a] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.875%, 9/15/32	325,000	329,163
	[a] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	134,325
a	County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	93,760
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	1,005,074
	Harris County Municipal Utility District No. 171,
	4.75%, 12/01/40	1,215,000	1,253,358
	6.75%, 12/01/26	1,015,000	1,089,070
	Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,112,514
	Harris-Waller Counties Municipal Utility District No. 4,
	5.00%, 11/01/36	310,000	315,606
	5.50%, 11/01/44	225,000	227,846
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,362,289
	Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,000,000	1,041,883
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,024
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	31,022
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	100,000	92,750
	Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	100,000	92,186
	North Parkway Municipal Management District No. 1, [a] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	45,477
	[a] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	147,095
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	959,777
a	Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	250,000	246,495
	South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	275,000	275,754
	Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	1,750,000	1,883,851
c	Texas Municipal Gas Acquisition & Supply Corp. IV, Series B, 5.50%, 1/01/54	2,500,000	2,800,201

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Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	Travis County Municipal Utility District No. 22,
	Series A, 5.75%, 9/01/38	275,000	$280,986
	Series B, 6.00%, 9/01/42	165,000	168,534
	Viridian Municipal Management District, 5.00%, 12/01/25	100,000	102,106
	Special Assessment, 2.875%, 12/01/30	100,000	87,861
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	27,000	25,694

			24,711,915

	Utah 0.4%
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	219,442
a	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	233,752
	Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	265,936

			719,130

	Virginia 0.8%
a	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	99,313
	Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated
	Group, 5.75%, 9/01/30	1,000,000	1,040,550
c	Virginia Small Business Financing Authority, VRDN, 5.00%, 11/01/52	500,000	499,997

			1,639,860

	Washington 2.2%
	Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	507,877
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	101,956
	Washington Health Care Facilities Authority,
	CommonSpirit Health Obligated Group, Refunding, Series A, 5.00%, 8/01/34	1,000,000	1,089,388
	[a] Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	118,636
	[a] Fred Hutchinson Cancer Center Obligated Group, 5.00%, 12/01/32	250,000	274,728
	Washington State Housing Finance Commission, [a] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	92,646
	Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	1,300,000	1,382,964
	[a] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	85,511
	[a] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	94,098
	[a] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	475,724
	[a] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	97,610

			4,321,138

	West Virginia 0.1%
c	West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	249,936

	Wisconsin 1.5%
	Public Finance Authority,
	[a] Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	338,560
	[a] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	92,311
	[a] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	96,407
	[a] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	35,000	34,923
	[a] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	92,066
	[a] Series 2023-B, 7.125%, 7/25/34	500,000	523,287
	[a] Signature Preparatory, 5.00%, 6/15/31	120,000	118,848
	[a] UMA Education Inc, Refunding, 5.00%, 10/01/24	100,000	100,330
	[a] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	629,045
	[a] Whitestone-Retirement Facilities, Refunding,, 5.00%, 3/01/37	385,000	360,114
	[a,c] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	100,000	83,350

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SCHEDULE OF INVESTMENTS

Franklin Dynamic Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
	Wisconsin Health & Educational Facilities Authority, [e] Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	$250,286
	[e] Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	314,706

			3,034,233

	Total Municipal Bonds (Cost $190,622,285)		193,823,377

c	Senior Floating Rate Interests 0.5%
	Household Products 0.2%
	TBG Hillcrest Senior LP, 2 mo. USD Term SOFR + 1.55%, 6.722%, 8/01/24	372,332	372,332

	Real Estate Development 0.3%
	Centennial Gardens LP, 1 mo. USD Term SOFR + 1.55%, 6.874%, 8/01/24	500,000	502,997

	Total Floating Rate Loans (Cost $872,332)		875,329

	Total Investments (Cost $192,130,026) 99.4%		195,352,610
	Other Assets, less Liabilities 0.6%		1,240,589

	Net Assets 100.0%		$196,593,199

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $34,387,142, representing 17.5% of net assets.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cVariable rate security. The rate shown represents the yield at period end.

dDefaulted security or security for which income has been deemed uncollectible. See Note 7. eSecurity purchased on a when-issued basis. See Note 1(d).

See Abbreviations on page 275.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Exponential Data ETF

	Year Ended March 31,			Period Ended March 31, 2021[a]
	2024	2023	2022

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$16.86	$22.78	$23.34	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.03	(0.01)	(0.05)	(—)[d]

Net realized and unrealized gains (losses)	5.82	(5.91)	(0.51)	(1.66)

Total from investment operations	5.85	(5.92)	(0.56)	(1.66)

Net asset value, end of year	$22.71	$16.86	$22.78	$23.34

Total return[e]	34.70%	(25.99)%	(2.40)%	(6.64)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.50%	1.73%	5.95%

Expenses net of waiver and payments by affiliates	0.49%	0.50%	0.38%	0.25%

Net investment income (loss)	0.16%	(0.07)%	(0.20)%	(0.07)%

Supplemental data

Net assets, end of year (000’s)	$6,814	$3,372	$3,417	$2,334

Portfolio turnover rate[g]	6.63%[h]	20.94%[h]	49.72%[h]	23.20%[h]

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.63%	20.94%	49.72%	23.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2024

Franklin Exponential Data ETF

		Country	Shares	Value
	Common Stocks 98.3%
	Capital Markets 5.8%
	FactSet Research Systems, Inc.	United States	228	$103,601
	Moody’s Corp.	United States	98	38,517
	MSCI, Inc.	United States	223	124,980
	S&P Global, Inc.	United States	294	125,082

				392,180

	Communications Equipment 3.8%
a	Arista Networks, Inc.	United States	889	257,792

	Electronic Equipment, Instruments & Components 1.0%
a	Keysight Technologies, Inc.	United States	415	64,898

	Health Care Equipment & Supplies 1.3%
a	Dexcom, Inc.	United States	631	87,520

	Interactive Media & Services 8.9%
a	Alphabet, Inc., Class A	United States	2,023	305,331
	Meta Platforms, Inc., Class A	United States	596	289,406
a	ZoomInfo Technologies, Inc., Class A	United States	722	11,574

				606,311

	IT Services 17.1%
	Accenture PLC, Class A	United States	373	129,285
a	Akamai Technologies, Inc.	United States	326	35,456
a	Cloudflare, Inc., Class A	United States	1,785	172,842
a	Endava PLC, ADR	United Kingdom	314	11,945
a	Gartner, Inc.	United States	338	161,114
a	Globant SA	United States	116	23,420
a	MongoDB, Inc.	United States	1,142	409,567
a	Snowflake, Inc., Class A	United States	1,375	222,200

				1,165,829

	Media 1.8%
a	Trade Desk, Inc., Class A	United States	1,440	125,885

	Professional Services 0.4%
	TransUnion	United States	219	17,476
	Verisk Analytics, Inc.	United States	55	12,965

				30,441

	Software 49.1%
a	Adobe, Inc.	United States	49	24,725
a	Confluent, Inc., Class A	United States	1,994	60,857
a	Crowdstrike Holdings, Inc., Class A	United States	1,177	377,335
a	Datadog, Inc., Class A	United States	2,797	345,709
a	Fair Isaac Corp.	United States	218	272,415
a	Fortinet, Inc.	United States	1,713	117,015
a	Gitlab, Inc., Class A	United States	948	55,287
a	HubSpot, Inc.	United States	200	125,312
	Microsoft Corp.	United States	1,424	599,105
a	Monday.com Ltd.	United States	757	170,984
a	Palo Alto Networks, Inc.	United States	1,159	329,307
a	Qualys, Inc.	United States	170	28,368
	Salesforce, Inc.	United States	410	123,484
a	SentinelOne, Inc., Class A	United States	3,853	89,813
a	ServiceNow, Inc.	United States	476	362,902
a	Sprinklr, Inc., Class A	United States	2,468	30,282
a	Sprout Social, Inc., Class A	United States	428	25,556
	Trend Micro, Inc.	Japan	1,809	93,603

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SCHEDULE OF INVESTMENTS

Franklin Exponential Data ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Zscaler, Inc.	United States	602	$115,963

				3,348,022

	Specialized REITs 6.3%
	Crown Castle, Inc.	United States	804	85,087
	Equinix, Inc.	United States	326	269,058
	SBA Communications Corp.	United States	351	76,062

				430,207

	Wireless Telecommunication Services 2.8%
	T-Mobile U.S., Inc.	United States	1,154	188,356

	Total Common Stocks (Cost $5,618,353)			6,697,441

	Total Investments before Short-Term Investments (Cost $5,618,353)			6,697,441

	Short-Term Investments 1.6%
	Money Market Funds 1.6%
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	United States	112,222	112,222

	Total Short-Term Investments (Cost $112,222)			112,222

	Total Investments (Cost $5,730,575) 99.9%			6,809,663
	Other Assets, less Liabilities 0.1%			4,372

	Net Assets 100.0%			$6,814,035

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(e) regarding investments in affiliated management investment companies.

See Abbreviations on page 275.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Focused Growth ETFa

	Period Ended March 31, 2024†
			Year Ended September 30,
			2023		2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.99		$19.43		$31.75	$25.10	$17.62	$17.24

Income from investment operations[a]:

Net investment income (loss)[b]	0.02		(0.04)		(0.13)	(0.16)	(0.09)	(0.06)

Net realized and unrealized gains (losses)	8.91		5.60		(12.01)	7.02	8.66	0.52

Total from investment operations	8.93		5.56		(12.14)	6.86	8.57	0.46

Less distributions from:

Net investment income	—		—		—	—	—	(0.01)

Net realized gains	—		—		(0.18)	(0.21)	(1.09)	(0.07)

Total distributions	—		—		(0.18)	(0.21)	(1.09)	(0.08)

Net asset value, end of period	$33.92		$24.99		$19.43	$31.75	$25.10	$17.62

Total return[c,d]	35.73%		28.55%		(38.44)%	27.47%	51.20%	2.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.63%		1.11%		1.12%	1.12%	2.04%	2.41%

Expenses net of waiver and payments by affiliates	0.61%		0.85%	[f]	0.85% [f]	0.85% [f]	0.88%	1.00%

Net investment income (loss)	0.14%		(0.18)%		(0.47)%	(0.53)%	(0.41)%	(0.36)%

Supplemental data

Net assets, end of period (000’s)	$67,785		$14,135		$9,519	$25,041	$16,747	$4,404

Portfolio turnover rate[g]	9.87%	[h]	27.22%		39.93%	22.77%	33.93%	28.65%

*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

†For the period October 1, 2023 through March 31, 2024.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dThe Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 3, 2023, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	9.82%	—	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Focused Growth ETF

		Country	Shares	Value
	Common Stocks 99.7%
	Aerospace & Defense 1.1%
a	Axon Enterprise, Inc.	United States	2,400	$750,912

	Automobiles 2.3%
a	Tesla, Inc.	United States	9,000	1,582,110

	Broadline Retail 10.4%
a	Amazon.com, Inc.	United States	34,900	6,295,262
a	MercadoLibre, Inc.	Brazil	512	774,123

				7,069,385

	Capital Markets 1.0%
	MSCI, Inc.	United States	1,200	672,540

	Consumer Staples Distribution & Retail 5.0%
	Costco Wholesale Corp.	United States	4,600	3,370,098

	Energy Equipment & Services 0.5%
	Schlumberger NV	United States	6,381	349,743

	Financial Services 4.3%
	Mastercard, Inc., Class A	United States	6,100	2,937,577

	Ground Transportation 1.1%
a	Uber Technologies, Inc.	United States	9,300	716,007

	Health Care Equipment & Supplies 4.3%
a	IDEXX Laboratories, Inc.	United States	2,400	1,295,832
a	Intuitive Surgical, Inc.	United States	4,000	1,596,360

				2,892,192

	Health Care Technology 0.4%
a	Veeva Systems, Inc., Class A	United States	1,200	278,028

	Interactive Media & Services 11.1%
a	Alphabet, Inc., Class A	United States	19,000	2,867,670
	Meta Platforms, Inc., Class A	United States	9,567	4,645,544

				7,513,214

	IT Services 3.0%
a	MongoDB, Inc.	United States	2,500	896,600
a	Shopify, Inc., Class A	Canada	15,000	1,158,323

				2,054,923

	Life Sciences Tools & Services 3.1%
	Danaher Corp.	United States	5,500	1,373,460
	Thermo Fisher Scientific, Inc.	United States	1,200	697,452

				2,070,912

	Metals & Mining 0.8%
	Freeport-McMoRan, Inc.	United States	11,100	521,922

	Pharmaceuticals 3.2%
	Eli Lilly & Co.	United States	2,800	2,178,288

	Semiconductors & Semiconductor Equipment 22.8%
a	Advanced Micro Devices, Inc.	United States	5,617	1,013,812
	Analog Devices, Inc.	United States	6,930	1,370,685
	ASML Holding NV	Netherlands	3,100	3,008,457
	NVIDIA Corp.	United States	10,400	9,397,024
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	4,900	666,645

				15,456,623

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SCHEDULE OF INVESTMENTS

Franklin Focused Growth ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software 25.3%
a	Cadence Design Systems, Inc.	United States	9,200	$2,863,776
a	HubSpot, Inc.	United States	1,743	1,092,094
	Intuit, Inc.	United States	1,800	1,170,000
	Microsoft Corp.	United States	19,708	8,291,550
	Salesforce, Inc.	United States	3,100	933,658
a	ServiceNow, Inc.	United States	3,700	2,820,880

				17,171,958

	Total Common Stocks (Cost $37,996,437)			67,586,432

	Total Investments before Short-Term Investments (Cost $37,996,437)			67,586,432

	Short-Term Investments 0.3%
	Money Market Funds 0.3%
b,c	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	United States	223,033	223,033

	Total Short-Term Investments (Cost $223,033)			223,033

	Total Investments (Cost $38,219,470) 100.0%			67,809,465
	Other Assets, less Liabilities (0.0)%†			(23,999)

	Net Assets 100.0%			$67,785,466

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(e) regarding investments in affiliated management investment companies.

See Abbreviations on page 275.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Genomic Advancements ETF

	Year Ended March 31,					Period Ended March 31, 2020[a]
	2024		2023	2022	2021

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.40		$37.00	$43.26	$22.58	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.05)		(0.05)	(0.15)	(0.18)	(0.01)

Net realized and unrealized gains (losses)	2.40		(6.55)	(5.99)	20.92	(2.41)

Total from investment operations	2.35		(6.60)	(6.14)	20.74	(2.42)

Less distributions from:

Net investment income	—		—	(0.12)	(0.01)	—

Net realized gains	—		—	—	(0.05)	—

Total distributions	—		—	(0.12)	(0.06)	—

Net asset value, end of year	$32.75		$30.40	$37.00	$43.26	$22.58

Total return[d]	7.76%		(17.84)%	(14.26)%	91.81%	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%		0.50%	0.66%	1.84%	12.22%

Expenses net of waiver and payments by affiliates	0.50%		0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.15)%		(0.16)%	(0.32)%	(0.45)%	(0.37)%

Supplemental data

Net assets, end of year (000’s)	$9,826		$10,641	$14,799	$15,140	$2,258

Portfolio turnover rate[f]	19.19%	[g]	32.63% [g]	61.43% [g]	46.58% [g]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	18.18%	31.65%	59.54%	44.75%	2.20%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	137

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Genomic Advancements ETF

		Country	Shares	Value
	Common Stocks 95.5%
	Biotechnology 40.8%
a	4D Molecular Therapeutics, Inc.	United States	5,013	$159,714
a	Alnylam Pharmaceuticals, Inc.	United States	832	124,342
a	Avid Bioservices, Inc.	United States	7,643	51,208
a	Bavarian Nordic AS	Denmark	995	22,323
a	Beam Therapeutics, Inc.	United States	2,442	80,684
a	BioNTech SE, ADR	Germany	1,790	165,127
a	Bridgebio Pharma, Inc.	United States	1,714	52,997
a	CRISPR Therapeutics AG	Switzerland	1,305	88,949
a	Dynavax Technologies Corp.	United States	3,847	47,741
a	Exact Sciences Corp.	United States	2,846	196,545
a	Insmed, Inc.	United States	2,740	74,336
a	Intellia Therapeutics, Inc.	United States	5,274	145,088
a	Ionis Pharmaceuticals, Inc.	United States	5,135	222,602
a	Krystal Biotech, Inc.	United States	2,320	412,798
a	Moderna, Inc.	United States	1,775	189,144
a	Natera, Inc.	United States	2,749	251,424
a	Neurocrine Biosciences, Inc.	United States	533	73,511
a	Recursion Pharmaceuticals, Inc., Class A	United States	4,318	43,050
a	Regeneron Pharmaceuticals, Inc.	United States	461	443,708
a	Rocket Pharmaceuticals, Inc.	United States	8,201	220,935
a	Sarepta Therapeutics, Inc.	United States	1,209	156,517
a	Twist Bioscience Corp.	United States	2,112	72,463
a	Ultragenyx Pharmaceutical, Inc.	United States	1,558	72,743
a	United Therapeutics Corp.	United States	197	45,255
a	Veracyte, Inc.	United States	687	15,224
a	Vertex Pharmaceuticals, Inc.	United States	1,087	454,377
a	Voyager Therapeutics, Inc.	United States	13,364	124,419

				4,007,224

	Chemicals 2.2%
	Corteva, Inc.	United States	3,710	213,956

	Health Care Providers & Services 1.1%
a	Guardant Health, Inc.	United States	532	10,975
	Laboratory Corp. of America Holdings	United States	436	95,249

				106,224

	Health Care Technology 1.1%
a	Doximity, Inc., Class A	United States	1,065	28,659
a	Schrodinger, Inc.	United States	1,901	51,327
	Simulations Plus, Inc.	United States	861	35,430

				115,416

	Life Sciences Tools & Services 39.9%
a	10X Genomics, Inc., Class A	United States	342	12,835
	Agilent Technologies, Inc.	United States	1,461	212,590
a	Avantor, Inc.	United States	1,945	49,734
a	Azenta, Inc.	United States	1,900	114,532
a	Bio-Rad Laboratories, Inc., Class A	United States	205	70,903
	Bio-Techne Corp.	United States	1,252	88,128
	Bruker Corp.	United States	3,576	335,930
a	Charles River Laboratories International, Inc.	United States	953	258,215
	Danaher Corp.	United States	1,546	386,067
a	Evotec SE	Germany	1,697	26,520
a	Fortrea Holdings, Inc.	United States	436	17,501
a	ICON PLC, ADR	Ireland	470	157,897
a	IQVIA Holdings, Inc.	United States	466	117,847
	Lonza Group AG	Switzerland	188	112,754

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SCHEDULE OF INVESTMENTS

Franklin Genomic Advancements ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
a	Medpace Holdings, Inc.	United States	1,804	$729,087
	Olink Holding AB, ADR	Sweden	480	11,285
a,b	OmniAb, Inc., 12.5 Earnout	United States	240	—
a,b	OmniAb, Inc., 15.0 Earnout	United States	240	—
a	Oxford Nanopore Technologies PLC	United Kingdom	14,588	22,390
a	Pacific Biosciences of California, Inc.	United States	2,325	8,719
a	Qiagen NV	United States	4,189	180,085
a	Repligen Corp.	United States	565	103,915
	Revvity, Inc.	United States	1,202	126,210
	[a,c] Samsung Biologics Co. Ltd.	South Korea	489	301,845
	Thermo Fisher Scientific, Inc.	United States	820	476,592

				3,921,581

	Office REITs 0.3%
	Alexandria Real Estate Equities, Inc.	United States	242	31,196

	Pharmaceuticals 7.8%
	AstraZeneca PLC, ADR	United Kingdom	3,314	224,524
	Bristol-Myers Squibb Co.	United States	1,380	74,837
	Eli Lilly & Co.	United States	523	406,873
a	Ligand Pharmaceuticals, Inc.	United States	805	58,846

				765,080

	Software 2.3%
a	Cadence Design Systems, Inc.	United States	726	225,989

	Total Common Stocks (Cost $10,073,244)			9,386,666

	Preferred Stock 3.3%
	Life Sciences Tools & Services 3.3%
d	Sartorius AG, 0.39%, pfd.	Germany	801	318,868

	Total Preferred Stocks (Cost $512,401)			318,868

	Total Investments (Cost $10,585,645) 98.8%			9,705,534
	Other Assets, less Liabilities 1.2%			119,998

	Net Assets 100.0%			$9,825,532

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $301,845, representing 3.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin High Yield Corporate ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.63	$24.76	$26.16	$22.67	$25.45

Income from investment operations[a]:

Net investment income[b]	1.46	1.25	1.20	1.23	1.33

Net realized and unrealized gains (losses)	1.17	(1.95)	(1.34)	3.73	(2.51)

Total from investment operations	2.63	(0.70)	(0.14)	4.96	(1.18)

Less distributions from:

Net investment income	(1.54)	(1.36)	(1.18)	(1.47)	(1.56)

Net realized gains	—	(0.07)	(0.08)	—	(0.04)

Total distributions	(1.54)	(1.43)	(1.26)	(1.47)	(1.60)

Net asset value, end of year	$23.72	$22.63	$24.76	$26.16	$22.67

Total return[c]	12.13%	(2.68)%	(0.69)%	22.28%	(5.12)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.40%	0.40%	0.47%	0.64%	0.86%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	6.39%	5.51%	4.62%	4.84%	5.29%

Supplemental data

Net assets, end of year (000’s)	$269,196	$208,167	$334,286	$346,586	$130,362

Portfolio turnover rate[e]	30.40%[f]	17.13%[f]	43.83%[f]	53.18%[f]	129.98%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	30.40%	17.13%	43.83%	53.18%	129.98%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 93.2%
	Advertising 0.9%
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
	[a] 7.375%, 2/15/31	United States	1,000,000	$1,048,244
	[a] 4.625%, 3/15/30	United States	1,500,000	1,346,295

				2,394,539

	Airlines 1.3%
a	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,650,000	1,639,794
a	United Airlines, Inc., 4.375%, 4/15/26	United States	1,800,000	1,741,344

				3,381,138

	Apparel 0.5%
a	Hanesbrands, Inc., 9.00%, 2/15/31	United States	1,400,000	1,439,543

	Automobiles & Components 3.3%
	Adient Global Holdings Ltd.,
	[a] 7.00%, 4/15/28	United States	600,000	613,633
	[a] 8.25%, 4/15/31	United States	1,600,000	1,689,661
a	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,900,000	1,690,748
	Goodyear Tire & Rubber Co.,
	4.875%, 3/15/27	United States	1,000,000	967,047
	5.00%, 7/15/29	United States	1,300,000	1,215,064
a	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	2,700,000	2,601,037

				8,777,190

	Capital Goods 2.2%
a	ATS Corp., 4.125%, 12/15/28	Canada	1,400,000	1,284,757
a	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,400,000	1,254,951
a	Stericycle, Inc., 3.875%, 1/15/29	United States	1,900,000	1,724,272
a	Vertiv Group Corp., 4.125%, 11/15/28	United States	1,900,000	1,769,987

				6,033,967

	Chemicals 1.1%
	Celanese U.S. Holdings LLC, 6.33%, 7/15/29	United States	1,000,000	1,037,465
a	Rain Carbon, Inc., 12.25%, 9/01/29	United States	1,900,000	1,973,277

				3,010,742

	Commercial & Professional Services 3.8%
a	APX Group, Inc., 5.75%, 7/15/29	United States	1,200,000	1,155,079
	Gartner, Inc.,
	[a] 3.625%, 6/15/29	United States	1,000,000	906,362
	[a] senior note, 4.50%, 7/01/28	United States	1,800,000	1,716,789
	Grand Canyon University, 5.125%, 10/01/28	United States	1,900,000	1,723,053
a	MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	1,600,000	1,263,467
a	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	2,300,000	2,114,882
a	PROG Holdings, Inc., 6.00%, 11/15/29	United States	1,400,000	1,309,784

				10,189,416

	Commercial Services 4.1%
a	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	2,000,000	2,028,094
a	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	700,000	699,610
a	EquipmentShare.com, Inc., 9.00%, 5/15/28	United States	1,900,000	1,959,359
a	H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	2,300,000	2,108,429
	United Rentals North America, Inc.,
	5.50%, 5/15/27	United States	800,000	798,320
	[a] 6.125%, 3/15/34	United States	1,500,000	1,503,740
a	Wand NewCo 3, Inc., 7.625%, 1/30/32	United States	1,900,000	1,966,627

				11,064,179

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Construction Materials 2.9%
a	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	1,800,000	$1,934,831
a	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	2,300,000	2,324,939
a	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	1,100,000	1,104,447
a	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,200,000	2,3 53,353

				7,717,570

	Consumer Discretionary Distribution & Retail 0.8%
a	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30	United States	2,400,000	2,156,957

	Consumer Durables & Apparel 0.5%
a	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,400,000	1,280,529

	Consumer Services 2.6%
a,b,c	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
	Carnival Corp.,
	[a] 7.625%, 3/01/26	United States	500,000	506,220
	[a] senior note, 5.75%, 3/01/27	United States	2,400,000	2,376,865
a	NCL Corp. Ltd., 5.875%, 3/15/26	United States	1,700,000	1,679,278
a	Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	600,000	595,098
a	Station Casinos LLC, 4.50%, 2/15/28	United States	1,900,000	1,791,178

				6,948,639

	Distribution/Wholesale 0.1%
a	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	400,000	408,518

	Diversified Financial Services 4.4%
a	Encore Capital Group, Inc., 9.25%, 4/01/29	United States	600,000	615,376
a	Freedom Mortgage Holdings LLC, 9.25%, 2/01/29	United States	500,000	512,174
	GGAM Finance Ltd.,
	[a] 8.00%, 2/15/27	Ireland	1,000,000	1,033,145
	[a] 8.00%, 6/15/28	Ireland	1,600,000	1,671,990
a	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	500,000	463,037
a	Jefferson Capital Holdings LLC, 9.50%, 2/15/29	United States	1,300,000	1,332,191
	Macquarie Airfinance Holdings Ltd.,
	[a] 6.40%, 3/26/29	United Kingdom	300,000	304,970
	[a] 6.50%, 3/26/31	United Kingdom	400,000	407,434
a	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	2,000,000	1,846,612
	OneMain Finance Corp., 9.00%, 1/15/29	United States	2,200,000	2,336,052
a	PRA Group, Inc., 8.375%, 2/01/28	United States	300,000	298,748
a	StoneX Group, Inc., 7.875%, 3/01/31	United States	1,000,000	1,015,441

				11,837,170

	Electric 1.2%
a	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	1,300,000	1,391,141
a	Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	1,800,000	1,886,418

				3,277,559

	Energy 8.3%
a	Antero Resources Corp., 7.625%, 2/01/29	United States	601,000	617,755
a	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	1,600,000	1,471,405
a	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	487,955
	Cheniere Energy Partners LP, 4.50%, 10/01/29	United States	800,000	762,181
a	Chesapeake Energy Corp., 6.75%, 4/15/29	United States	1,500,000	1,517,286
a	CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,087,555
a	CSI Compressco LP/CSI Compressco Finance, Inc., first lien, 7.50%, 4/01/25	United States	1,400,000	1,400,000
a	DT Midstream, Inc., 4.125%, 6/15/29	United States	700,000	644,169
a	Enerflex Ltd., 9.00%, 10/15/27	Canada	1,200,000	1,233,850

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	2,300,000	$2,251,293
a	EQM Midstream Partners LP, 7.50%, 6/01/27	United States	1,600,000	1,641,864
a	Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	2,400,000	2,344,823
	Hilcorp Energy I LP/Hilcorp Finance Co.,
	[a] senior note, 5.75%, 2/01/29	United States	1,000,000	974,922
	[a] 6.00%, 2/01/31	United States	1,100,000	1,073,680
a	Kinetik Holdings LP, 5.875%, 6/15/30	United States	1,200,000	1,174,867
a	Nabors Industries Ltd., senior note, 7.25%, 1/15/26	United States	500,000	497,240
a	Nabors Industries, Inc., 7.375%, 5/15/27	United States	500,000	499,484
a	SunCoke Energy, Inc., 4.875%, 6/30/29	United States	600,000	543,869
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	700,000	697,725
	Venture Global Calcasieu Pass LLC,
	[a] 4.125%, 8/15/31	United States	800,000	711,964
	[a] 3.875%, 8/15/29	United States	900,000	810,951

				22,444,838

	Entertainment 3.1%
a	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	2,100,000	2,162,779
a	Banijay Entertainment SASU, 8.125%, 5/01/29	France	1,700,000	1,754,723
	Caesars Entertainment, Inc.,
	[a] 4.625%, 10/15/29	United States	600,000	547,603
	[a] 7.00%, 2/15/30	United States	700,000	718,977
	[a] 6.50%, 2/15/32	United States	1,200,000	1,211,317
a	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	2,000,000	2,071,042

				8,466,441

	Financial Services 5.3%
a	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	2,000,000	1,681,958
a	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	1,400,000	1,199,103
	Iron Mountain, Inc.,
	[a] 5.625%, 7/15/32	United States	800,000	756,388
	[a] 7.00%, 2/15/29	United States	1,400,000	1,428,212
a	Jefferson Capital Holdings LLC, 6.00%, 8/15/26	United States	700,000	687,492
a	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
	4.75%, 6/15/29	United States	1,600,000	1,455,886
a	Necessity Retail REIT, Inc./American Finance Operating Partner LP,4.50%, 9/30/28	United States	1,500,000	1,285,223
a	PRA Group, Inc., 5.00%, 10/01/29	United States	1,500,000	1,265,464
	RHP Hotel Properties LP/RHP Finance Corp.,
	[a]7.25%, 7/15/28	United States	1,000,000	1,031,119
	[a] 6.50%, 4/01/32	United States	1,500,000	1,506,000
a	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,000,000	1,842,417

				14,139,262

	Food 2.6%
a	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29	United States	1,700,000	1,527,450
a	Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	1,800,000	1,827,000
	Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	1,700,000	1,813,817
a	Post Holdings, Inc., 6.25%, 2/15/32	United States	1,000,000	1,008,538
a	U.S. Foods, Inc., 7.25%, 1/15/32	United States	900,000	937,781

				7,114,586

	Food, Beverage & Tobacco 0.7%
a	Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	2,000,000	1,841,071

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Hand/Machine Tools 0.6%
	Regal Rexnord Corp.,
	[a] 6.30%, 2/15/30	United States	600,000	$614,711
	[a] 6.40%, 4/15/33	United States	1,000,000	1,038,127

				1,652,838

	Health Care Equipment & Services 1.5%
	CHS/Community Health Systems, Inc.,
	[a] 6.875%, 4/15/29	United States	900,000	674,669
	[a] senior secured note, 6.00%, 1/15/29	United States	1,100,000	962,272
a	DaVita, Inc., 4.625%, 6/01/30	United States	2,700,000	2,419,049

				4,055,990

	Healthcare-Products 0.6%
a	Neogen Food Safety Corp., 8.625%, 7/20/30	United States	1,600,000	1,725,197

	Healthcare-Services 2.5%
	CHS/Community Health Systems, Inc.,
	[a] 8.00%, 3/15/26	United States	247,000	246,692
	[a] 10.875%, 1/15/32	United States	1,000,000	1,031,271
a	Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	2,300,000	2,377,128
	Tenet Healthcare Corp.,
	[a] 6.75%, 5/15/31	United States	500,000	509,740
	6.125%, 10/01/28	United States	1,000,000	997,251
	6.125%, 6/15/30	United States	1,500,000	1,498,434

				6,660,516

	Home Builders 1.1%
a	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	1,300,000	1,358,292
a	LGI Homes, Inc., 8.75%, 12/15/28	United States	1,400,000	1,478,061

				2,836,353

	Household & Personal Products 0.6%
a	VM Consolidated, Inc., 5.50%, 4/15/29	United States	1,800,000	1,728,307

	Household Products 0.4%
a	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	1,100,000	1,117,920

	Insurance 1.7%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	700,000	705,658
	[a] 7.00%, 1/15/31	United States	1,300,000	1,314,006
a	HUB International Ltd., 7.25%, 6/15/30	United States	900,000	925,566
a	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	1,500,000	1,586,528

				4,531,758

	Iron/Steel 0.4%
	ATI, Inc., 7.25%, 8/15/30	United States	1,000,000	1,034,748

	Leisure Time 1.5%
a	Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	600,000	654,890
a	NCL Corp. Ltd., 7.75%, 2/15/29	United States	1,200,000	1,247,035
	Viking Cruises Ltd.,
	[a] 5.875%, 9/15/27	United States	500,000	490,908
	[a] 7.00%, 2/15/29	United States	1,700,000	1,708,741

				4,101,574

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Machinery-Diversified 0.5%
a	Esab Corp., 6.25%, 4/15/29	United States	1,100,000	$1,106,526
a	Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 4/15/26	Canada	300,000	299,897

				1,406,423

	Materials 5.6%
a	Advanced Drainage Systems, Inc., 6.375%, 6/15/30	United States	1,000,000	1,006,105
a	Arcosa, Inc., 4.375%, 4/15/29	United States	1,700,000	1,568,298
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
	[a] senior note, 5.25%, 8/15/27	Luxembourg	200,000	126,215
	[a] first lien, 5.25%, 4/30/25	Luxembourg	1,700,000	1,644,198
a	Consolidated Energy Finance SA, 5.625%, 10/15/28	Luxembourg	400,000	336,148
a	Constellium SE, 3.75%, 4/15/29	France	2,000,000	1,801,565
a	Eco Material Technologies, Inc., 7.875%, 1/31/27	United States	1,300,000	1,320,189
a	Glatfelter Corp., 4.75%, 11/15/29	United States	900,000	767,760
a	GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	550,000	516,541
a	Novelis Corp., 4.75%, 1/30/30	United States	2,000,000	1,846,915
a	OI European Group BV, 4.75%, 2/15/30	United States	1,200,000	1,105,958
a	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,500,000	1,400,994
a	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	21,558
a	Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,600,000	1,578,980

				15,041,424

	Media 0.6%
a	CSC Holdings LLC, 3.375%, 2/15/31	United States	2,500,000	1,701,209

	Media & Entertainment 4.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.375%, 6/01/29	United States	1,400,000	1,282,621
	[a] 4.50%, 8/15/30	United States	1,900,000	1,593,477
	Clear Channel Outdoor Holdings, Inc.,
	[a] 7.875%, 4/01/30	United States	600,000	596,868
	[a] 7.50%, 6/01/29	United States	2,100,000	1,738,624
	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	[a,b] senior note, 6.625%, 8/15/27	United States	900,000	25,312
	[a,b] 5.375%, 8/15/26	United States	900,000	25,313
a	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	2,100,000	1,987,989
a	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., senior note, 6.00%, 2/15/28	United States	800,000	824,024
a	Sirius XM Radio, Inc., 4.00%, 7/15/28	United States	1,900,000	1,739,519
a	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	800,000	783,136
a	Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	1,100,000	949,453

				11,546,336

	Miscellaneous Manufacturing 1.3%
a	Calderys Financing LLC, 11.25%, 6/01/28	France	2,100,000	2,261,826
	Hillenbrand, Inc., 6.25%, 2/15/29	United States	1,100,000	1,110,812

				3,372,638

	Oil & Gas 5.2%
a	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,400,000	1,442,495
a	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,200,000	1,261,813
	Civitas Resources, Inc.,
	[a] 8.75%, 7/01/31	United States	900,000	964,179
	[a] 8.375%, 7/01/28	United States	1,400,000	1,475,547
a	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28	United States	2,000,000	2,017,462
a	Matador Resources Co., 6.50%, 4/15/32	United States	700,000	701,928
a	Nabors Industries, Inc., 9.125%, 1/31/30	United States	900,000	936,447

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Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
a	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30	United States	500,000	$519,087
a	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	100,000	104,457
a	Transocean, Inc., 8.75%, 2/15/30	United States	810,000	845,102
a	Viper Energy, Inc., 7.375%, 11/01/31	United States	1,000,000	1,040,481
	Vital Energy, Inc.,
	[a] 7.875%, 4/15/32	United States	600,000	609,992
	10.125%, 1/15/28	United States	700,000	735,020
	9.75%, 10/15/30	United States	1,200,000	1,313,296

				13,967,306

	Oil & Gas Services 0.7%
a	Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	1,300,000	1,325,029
	Oceaneering International, Inc., 6.00%, 2/01/28	United States	500,000	493,002

				1,818,031

	Packaging & Containers 1.1%
	Mauser Packaging Solutions Holding Co.,
	[a] 9.25%, 4/15/27	United States	500,000	496,582
	[a] 7.875%, 8/15/26	United States	1,600,000	1,631,202
a	Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31	United States	300,000	305,926
a	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	600,000	601,758

				3,035,468

	Pharmaceuticals 1.1%
a	1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,561,000	1,531,478
	Bausch Health Cos., Inc.,
	[a] 14.00%, 10/15/30	Canada	92,000	53,387
	[a] 11.00%, 9/30/28	Canada	465,000	311,550
	Teva Pharmaceutical Finance Netherlands III BV,
	7.875%, 9/15/29	Israel	500,000	537,330
	8.125%, 9/15/31	Israel	600,000	658,829

				3,092,574

	Pharmaceuticals, Biotechnology & Life Sciences 1.8%
a	Bausch Health Cos., Inc., 4.875%, 6/01/28	United States	1,000,000	546,679
a	Kedrion SpA, 6.50%, 9/01/29	Italy	2,900,000	2,646,027
a,b	Par Pharmaceutical, Inc., senior secured note, 7.50%, 4/01/27	United States	400,000	264,444
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,300,000	1,260,122

				4,717,272

	Pipelines 1.8%
a	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%,2/15/28	United States	2,100,000	2,232,737
	Venture Global LNG, Inc.,
	[a] 8.375%, 6/01/31	United States	600,000	619,136
	[a] 8.125%, 6/01/28	United States	700,000	714,568
	[a] 9.50%, 2/01/29	United States	1,200,000	1,294,185

				4,860,626

	Real Estate Management & Development 0.4%
a	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	1,100,000	1,139,552
	Retail 1.6%
a	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	1,400,000	1,450,274
a	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	810,000	871,446
a	FirstCash, Inc., 6.875%, 3/01/32	United States	1,900,000	1,901,489

				4,223,209

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Software & Services 0.3%
a	Rocket Software, Inc., 6.50%, 2/15/29	United States	800,000	$686,167

	Technology Hardware & Equipment 0.5%
a	McAfee Corp., 7.375%, 2/15/30	United States	1,500,000	1,377,212

	Telecommunication Services 1.2%
a	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	225,055
a	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	782,538
a	CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	699,732
a	Iliad Holding SASU, 6.50%, 10/15/26	France	1,600,000	1,586,198

				3,293,523

	Telecommunications 0.3%
a	Viasat, Inc., 7.50%, 5/30/31	United States	1,000,000	725,838
	Transportation 1.5%
a	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	2,100,000	1,863,265
a	XPO, Inc., 7.125%, 2/01/32	United States	2,100,000	2,163,309

				4,026,574

	Utilities 2.8%
	Calpine Corp.,
a	senior note, 5.125%, 3/15/28	United States	1,200,000	1,152,706
a	first lien, 4.50%, 2/15/28	United States	1,400,000	1,328,954
a	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	1,900,000	1,632,175
a	TTM Technologies, Inc., 4.00%, 3/01/29	United States	2,400,000	2,179,032
a	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	1,300,000	1,280,920

				7,573,787

	Total Corporate Bonds & Notes (Cost $256,216,878)			250,974,224

			Shares
	Common Stocks 0.5%
	Electric 0.4%
d	Talen Energy Supply LLC	United States	12,208	1,151,825

	Utilities 0.1%
d	Talen Energy Corp.	United States	2,827	266,727

	Total Common Stocks (Cost $510,768)			1,418,552

			Principal Amount*
e	Senior Floating Rate Interests 3.2%
	Materials 0.8%
	Hexion Holdings Corp.,
	2022 USD Term Loan, SOFR + 4.50%, 9.976%, 3/15/29	United States	1,080,750	1,065,700
	2022 USD 2nd Lien Term Loan, SOFR + 7.44%, 12.868%, 3/15/30	United States	1,186,047	1,060,326

				2,126,026

	Software & Services 1.1%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/15/29	United States	1,489,005	1,478,656
	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.176%, 3/01/29	United States	1,375,500	1,377,096

				2,855,752

	Chemicals 0.6%
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.723%, 4/23/29	United States	1,674,500	1,659,765

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SCHEDULE OF INVESTMENTS

Franklin High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
e	Senior Floating Rate Interests (continued)
	Media & Entertainment 0.6%
	Diamond Sports Group LLC, 2022 First Priority Term Loan, SOFR + 10.00%, 15.426%, 5/25/26	United States	88,404	85,089
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.077%, 1/27/29	United States	1,666,000	1,671,990

				1,757,079

	Media 0.1%
	Diamond Sports Group LLC, 2024 DIP PIK Term Loan, 5.00%, 12/02/24	United States	99,489	166,022

	Total Floating Rate Loans (Cost $8,589,802)			8,564,644

	Total Investments before Short-Term Investments (Cost $265,317,448)			260,957,420

	Short-Term Investments 2.0%
	U.S. Government & Agency Securities 2.0%
f	Federal Home Loan Bank Discount Notes, 04/01/24	United States	5,255,000	$5,251,981

	Total Short-Term Investments (Cost $5,255,000)			5,251,981

	Total Investments (Cost $270,572,448) 98.9%			266,209,401
	Other Assets, less Liabilities 1.1%			2,987,046

	Net Assets 100.0%			$269,196,447

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $227,733,363, representing 84.6% of net assets.

bDefaulted security or security for which income has been deemed uncollectible. See Note 7.

cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

dNon-income producing.

eVariable rate security. The rate shown represents the yield at period end.

fThe security was issued on a discount basis with no stated coupon rate.

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Income Focus ETF *

Period Ended March 31, 2024

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[a]:

Net investment income[b]	1.12

Net realized and unrealized gains (losses)	0.92

Total from investment operations	2.04

Less distributions from net investment income	(1.01)

Net asset value, end of period	$26.03

Total return[c]	8.40%

Ratios to average net assets[d]

Total expenses	0.38%

Net investment income	5.49%

Supplemental data

Net assets, end of period (000’s)	$177,033

Portfolio turnover rate[e]	46.93%[f]

*For the period June 06, 2023 (commencement of operations) to March 31, 2024.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f] Portfolio turnover rate excluding cash creations was as follows:	46.93%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2024

Franklin Income Focus ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 44.8%
	Advertising 0.3%
a	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27	United States	545,000	$514,142

	Aerospace & Defense 1.5%
	Boeing Co., 5.15%, 5/01/30	United States	1,150,000	1,113,196
a	Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	601,971
	TransDigm, Inc., 5.50%, 11/15/27	United States	925,000	906,077

				2,621,244

	Agriculture 0.7%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	450,000	508,253
	6.421%, 8/02/33	United Kingdom	250,000	261,696
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	504,322

				1,274,271

	Airlines 2.3%
a	American Airlines, Inc., 8.50%, 5/15/29	United States	1,150,000	1,215,645
a	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,375,000	1,345,285
a	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	812,500	817,624
a	United Airlines, Inc., 4.625%, 4/15/29	United States	715,000	665,747

				4,044,301

	Apparel 0.2%
a	Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	359,886

	Auto Manufacturers 1.7%
	Ford Motor Co., 6.10%, 8/19/32	United States	1,000,000	1,013,950
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	960,000	1,024,131
	General Motors Financial Co., Inc.,
	6.40%, 1/09/33	United States	715,000	749,837
	5.80%, 1/07/29	United States	300,000	305,412

				3,093,330

	Banks 3.1%
	Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	985,000	1,094,979
	Citigroup, Inc., 6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	502,925
	Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	499,666
	Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	600,000	654,860
	JPMorgan Chase & Co., 5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	500,000	498,432
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	552,589
	Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	698,000	747,130
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	494,237
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	503,276

				5,548,094

	Banks 0.6%
	U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	305,891
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	751,000	746,588

				1,052,479

	Biotechnology 0.3%
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	620,000	515,423

	Building Products 0.1%
a	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	268,726

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Chemicals 1.2%
	Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	$752,731
a	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	519,284
a	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	830,000	774,091

				2,046,106

	Commercial Services & Supplies 0.9%
a	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	513,250
a	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	600,000	510,871
a	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	488,747

				1,512,868

	Construction Materials 0.7%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	751,987
a	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	505,421

				1,257,408

	Electric 2.9%
	American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	304,716
a	Calpine Corp., senior note, 5.125%, 3/15/28	United States	600,000	576,353
	Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	272,809
	NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	499,086
a	NRG Energy, Inc., 3.625%, 2/15/31	United States	945,000	816,449
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,225,000	1,178,361
	Southern Co., 5.70%, 10/15/32	United States	480,000	495,270
	Vistra Operations Co. LLC,
	[a] 3.70%, 1/30/27	United States	535,000	508,589
	[a] 7.75%, 10/15/31	United States	500,000	524,005

				5,175,638

	Entertainment 0.4%
	Caesars Entertainment, Inc.,
	[a] 8.125%, 7/01/27	United States	475,000	486,787
	[a] 4.625%, 10/15/29	United States	280,000	255,548

				742,335

	Financial Services 1.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/28	Ireland	500,000	506,894
	Capital One Financial Corp.,
	3.75%, 7/28/26	United States	600,000	578,211
	5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	760,000	759,385
	Charles Schwab Corp.,
	5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	502,099
	6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	519,930
a	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	508,283

				3,374,802

	Food 1.0%
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	United States	530,000	522,480
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	500,000	511,568
a	Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	705,977

				1,740,025

	Hand/Machine Tools 0.3%
a	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	519,063

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services 5.4%
	Centene Corp., 2.50%, 3/01/31	United States	1,380,000	$1,136,268
	CHS/Community Health Systems, Inc.,
	[a] 8.00%, 12/15/27	United States	800,000	785,644
	[a] 8.00%, 3/15/26	United States	741,000	740,074
	[a] 6.875%, 4/01/28	United States	705,000	495,102
	[a] 10.875%, 1/15/32	United States	1,500,000	1,546,907
a	DaVita, Inc., 4.625%, 6/01/30	United States	1,145,000	1,025,856
a	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	508,696
	HCA, Inc., 5.625%, 9/01/28	United States	735,000	744,360
	Tenet Healthcare Corp., 6.125%, 10/01/28	United States	2,500,000	2,493,127

				9,476,034

	Healthcare-Products 0.9%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	498,990
a	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,033,828

				1,532,818

	Insurance 0.6%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	510,257
a	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	505,637

				1,015,894

	Internet 0.7%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	499,599
	Netflix, Inc., 5.875%, 11/15/28	United States	720,000	748,737

				1,248,336

	Iron/Steel 0.5%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	519,095
a	Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	400,000	401,663

				920,758

	IT Services 0.8%
	Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	310,670
	HP, Inc., 5.50%, 1/15/33	United States	500,000	505,796
a	McAfee Corp., 7.375%, 2/15/30	United States	565,000	518,750

				1,335,216

	Leisure Time 0.6%
a	Carnival Corp., 7.625%, 3/01/26	United States	1,015,000	1,027,626

	Lodging 0.7%
a	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	525,000	514,528
a	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	780,000	760,972

				1,275,500

	Media 0.8%
a	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/01/28	United States	1,000,000	931,560
a	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	509,038

				1,440,598

	Mining 1.3%
a	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	550,000	505,479
a	First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	500,000	486,666
a	FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	520,000	514,719
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	766,240

				2,273,104

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas 1.0%
	Calumet Specialty Products Partners LP/Calumet Finance Corp., [a] 8.125%, 1/15/27	United States	800,000	$780,728
	[a] 9.25%, 7/15/29	United States	300,000	309,106
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	742,392

				1,832,226

	Oil & Gas Services 0.4%
a	Weatherford International Ltd., 8.625%, 4/30/30	United States	740,000	773,148

	Packaging & Containers 1.4%
a	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	500,000	403,568
a	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	1,385,000	874,039
	Mauser Packaging Solutions Holding Co., [a] 7.875%, 8/15/26	United States	735,000	749,333
	[a] 9.25%, 4/15/27	United States	525,000	521,412

				2,548,352

	Pharmaceuticals 2.0%
a	1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,125,000	1,103,724
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	502,839
a	Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	830,000	784,350
	CVS Health Corp., 5.25%, 2/21/33	United States	500,000	500,340
	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	615,071

				3,506,324

	Pipelines 1.5%
	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	500,000	465,329
	Kinder Morgan, Inc., 5.20%, 6/01/33	United States	515,000	507,453
	5.40%, 2/01/34	United States	500,000	498,182
a	Venture Global LNG, Inc., 8.125%, 6/01/28	United States	740,000	755,400
	Williams Cos., Inc., 3.50%, 11/15/30	United States	550,000	500,235

				2,726,599

	Real Estate Management & Development 1.2%
	American Tower Corp., 5.55%, 7/15/33	United States	495,000	499,062
	Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	292,730
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	496,252
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	765,990

				2,054,034

	Retail 1.1%
a	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	699,239
a	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	840,000	771,079
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	500,000	498,306

				1,968,624

	Semiconductors 0.9%
a	Broadcom, Inc., 3.469%, 4/15/34	United States	915,000	784,393
	Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	353,311
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	508,046

				1,645,750

	Software 1.3%
a	Cloud Software Group, Inc., 6.50%, 3/31/29	United States	600,000	569,875
	Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	407,963

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SCHEDULE OF INVESTMENTS

Franklin Income Focus ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Software (continued)
	Oracle Corp.,
	2.875%, 3/25/31	United States	350,000	$304,488
	6.25%, 11/09/32	United States	470,000	503,094
	Workday, Inc., 3.80%, 4/01/32	United States	550,000	501,097

				2,286,517

	Telecommunications 1.6%
a	CommScope Technologies LLC, 6.00%, 6/15/25	United States	500,000	435,475
a	CommScope, Inc., 6.00%, 3/01/26	United States	1,500,000	1,374,375
	Sprint LLC, 7.625%, 3/01/26	United States	470,000	485,886
	T-Mobile USA, Inc., 5.05%, 7/15/33	United States	500,000	494,811

				2,790,547

	Total Corporate Bonds & Notes (Cost $78,473,996)			79,338,146

	U.S. Government & Agency Securities 12.6%
	U.S. Treasury Bonds, 3.625%, 5/15/53	United States	2,000,000	1,757,773
	U.S. Treasury Notes,
	4.00%, 2/15/34	United States	4,000,000	3,934,375
	4.375%, 12/15/26	United States	4,000,000	3,990,781
	4.875%, 11/30/25	United States	2,500,000	2,504,004
	U.S. Treasury STRIPS Principal,
	[b] zero cpn., 2/15/45	United States	14,000,000	5,537,363
	[b] zero cpn., 5/15/53	United States	15,500,000	4,556,796

	Total U.S. Government & Agency Securities (Cost $22,376,445)			22,281,092

			Shares
	Common Stocks 26.7%
	Aerospace & Defense 1.3%
	Lockheed Martin Corp.	United States	3,019	1,373,253
	RTX Corp.	United States	8,755	853,875

				2,227,128

	Air Freight & Logistics 0.4%
	United Parcel Service, Inc. Class B	United States	4,840	719,369

	Banks 4.1%
	Bank of America Corp.	United States	46,829	1,775,756
	Citigroup, Inc.	United States	18,050	1,141,482
	JPMorgan Chase & Co.	United States	11,860	2,375,558
	Truist Financial Corp.	United States	26,150	1,019,327
	U.S. Bancorp	United States	20,000	894,000

				7,206,123

	Beverages 1.3%
	Coca-Cola Co.	United States	22,076	1,350,609
	PepsiCo, Inc.	United States	5,083	889,576

				2,240,185

	Biotechnology 0.8%
	AbbVie, Inc.	United States	8,052	1,466,269

	Building Products 0.6%
	Johnson Controls International PLC	United States	16,835	1,099,662

	Capital Markets 0.9%
	Morgan Stanley	United States	16,660	1,568,706

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Franklin Income Focus ETF (continued)

	Country	Shares	Value
Common Stocks (continued)
Chemicals 0.5%
Air Products & Chemicals, Inc.	United States	3,620	$877,017

Communications Equipment 0.7%
Cisco Systems, Inc.	United States	26,774	1,336,290

Consumer Staples Distribution & Retail 0.6%
Target Corp.	United States	6,190	1,096,930

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	United States	32,963	1,383,127

Electric Utilities 2.8%
Duke Energy Corp.	United States	18,725	1,810,895
Edison International	United States	6,423	454,299
Southern Co.	United States	24,125	1,730,727
Xcel Energy, Inc.	United States	17,169	922,834

			4,918,755

Health Care Providers & Services 0.4%
CVS Health Corp.	United States	8,439	673,095

Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	United States	9,140	835,305

Household Products 1.0%
Procter & Gamble Co.	United States	11,512	1,867,822

Industrial Conglomerates 0.5%
Honeywell International, Inc.	United States	4,165	854,866

Metals & Mining 0.7%
Rio Tinto PLCADR	Australia	19,236	1,226,103

Multi-Utilities 0.5%
Sempra	United States	12,596	904,771

Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	United States	19,864	3,133,347
Exxon Mobil Corp.	United States	7,945	923,527
TotalEnergies SEADR	France	20,282	1,396,010

			5,452,884

Pharmaceuticals 1.2%
Merck & Co., Inc.	United States	7,900	1,042,405
Roche Holding AGADR	United States	35,716	1,140,055

			2,182,460

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	United States	8,545	1,690,116
Intel Corp.	United States	29,847	1,318,342
Texas Instruments, Inc.	United States	9,740	1,696,805

			4,705,263

Specialty Retail 0.6%
Home Depot, Inc.	United States	2,815	1,079,834

Tobacco 0.7%
Philip Morris International, Inc.	United States	13,508	1,237,603

Total Common Stocks (Cost $43,865,182)			47,159,567

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Franklin Income Focus ETF (continued)

		Country	Shares	Value
	Preferred Stock 0.7%
	Chemicals 0.7%
	Albemarle Corp., 7.250%, pfd.	United States	21,413	$1,263,367

	Total Preferred Stocks (Cost $1,077,680)			1,263,367

	Equity-Linked Securities 13.5%
	Other 13.5%
a	BofA Finance LLC into S&P 500 Index, 6.00%, 6/28/24	United States	350	1,605,653
a	JPMorgan Chase Bank NA into Alphabet Inc., Class A, 7.00%, 3/28/25	United States	12,000	1,746,502
a	JPMorgan Chase Financial Co. LLC into S&P 500 Index, 8.00%, 8/20/24	United States	500	2,562,666
a	Morgan Stanley Finance LLC into S&P 500 Index, 6.00%, 5/24/24	United States	350	1,599,434
a	Royal Bank of Canada into S&P 500 Index, 7.00%, 4/16/24	Canada	500	2,485,767
a	Royal Bank of Canada into S&P 500 Index, 7.00%, 7/16/24	Canada	383	2,011,163
a	Royal Bank of Canada into S&P 500 Index, 7.00%, 5/2/24	Canada	478	2,510,945
a	UBS AG into Apple Inc., 7.00%, 4/2/24	Switzerland	6,000	1,032,148
a	UBS AG into S&P 500 Index, 6.00%, 6/4/24	Switzerland	450	2,269,315
a	UBS AG into S&P 500 Index, 7.00%, 7/23/24	United Kingdom	460	2,379,390
a	Wells Fargo Bank NA into S&P 500 Index, 6.00%, 4/24/24	United States	350	1,599,257
a	Wells Fargo Bank NA into S&P 500 Index, 7.00%, 5/10/24	United States	479	2,130,512

				23,932,752

	Total Equity-Linked Securities (Cost $23,179,754)			23,932,752

	Total Investments (Cost $168,973,057) 98.3%			173,974,924
	Other Assets, less Liabilities 1.7%			3,058,502

	Net Assets 100.0%			$177,033,426

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $62,436,485, representing 35.3% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

The Fund had the following option written contracts open at March 31, 2024.

Written Options

Description	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums (Received)	Value
Call Options Written
Home Depot, Inc. Apr24 385 Call	4/19/2024	385.00	25	$959,000	$14,196	$16,000
JPMorgan Chase & Co. Apr24 195 Call	4/19/2024	195.00	100	2,003,000	18,382	71,500

					$32,578	$87,500

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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Financial Highlights

Franklin Intelligent Machines ETF

	Year Ended March 31,				Period Ended March 31, 2020[a]
	2024	2023	2022	2021

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$44.16	$46.30	$43.24	$20.67	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.03)	—	(0.10)	(0.06)	—

Net realized and unrealized gains (losses)	14.21	(2.14)	3.25	22.63	(4.33)

Total from investment operations	14.18	(2.14)	3.15	22.57	(4.33)

Less distributions from:

Net investment income	—	—	—	(0.00)[d]	—

Net realized gains	—	—	(0.09)	—	—

Total distributions	—	—	(0.09)	—	—

Net asset value, end of year	$58.34	$44.16	$46.30	$43.24	$20.67

Total return[e]	32.13%	(4.62)%	7.27%	109.21%	(17.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.50%	0.50%	0.77%	2.19%	12.91%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)	(0.07)%	—%	(0.21)%	(0.17)%	0.20%

Supplemental data

Net assets, end of year (000’s)	$20,419	$8,832	$11,574	$10,809	$2,067

Portfolio turnover rate[g]	11.93%[h]	19.82%[h]	35.98%[h]	75.25%[h]	—%[h]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.005 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	10.90%	19.38%	35.98%	75.25%	—

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Schedule of Investments, March 31, 2024

Franklin Intelligent Machines ETF

		Country	Shares	Value
	Common Stocks 98.2%
	Aerospace & Defense 3.3%
a	Axon Enterprise, Inc.	United States	2,170	$678,950

	Automobiles 2.9%
a	Tesla, Inc.	United States	3,418	600,850

	Computers & Peripherals 3.6%
	Apple, Inc.	United States	4,291	735,821

	Construction & Engineering 2.9%
	Quanta Services, Inc.	United States	1,891	491,282
	Valmont Industries, Inc.	United States	472	107,748

				599,030

	Electrical Equipment 1.4%
	Eaton Corp. PLC	United States	887	277,347

	Electronic Equipment, Instruments & Components 6.2%
	Amphenol Corp., Class A	United States	2,720	313,752
	Keyence Corp.	Japan	1,093	502,212
a	Keysight Technologies, Inc.	United States	1,172	183,277
	TE Connectivity Ltd.	United States	947	137,542
a	Trimble, Inc.	United States	1,559	100,337
a	Zebra Technologies Corp., Class A	United States	70	21,101

				1,258,221

	Ground Transportation 0.3%
a	Uber Technologies, Inc.	United States	837	64,441

	Health Care Equipment & Supplies 8.4%
a	Align Technology, Inc.	United States	50	16,396
a	Dexcom, Inc.	United States	1,710	237,177
a	IDEXX Laboratories, Inc.	United States	546	294,802
a	Inspire Medical Systems, Inc.	United States	463	99,448
a	Intuitive Surgical, Inc.	United States	2,499	997,326
a	Shockwave Medical, Inc.	United States	208	67,731

				1,712,880

	Household Durables 0.4%
	Panasonic Holdings Corp.	Japan	7,940	75,835

	Industrial Conglomerates 1.0%
	Honeywell International, Inc.	United States	386	79,226
	Siemens AG	Germany	639	122,124

				201,350

	Life Sciences Tools & Services 0.2%
a	10X Genomics, Inc., Class A	United States	1,123	42,146

	Semiconductors & Semiconductor Equipment 43.5%
a	Advanced Micro Devices, Inc.	United States	3,429	618,900
	Analog Devices, Inc.	United States	1,743	344,748
	Applied Materials, Inc.	United States	3,141	647,768
	ASM International NV	Netherlands	973	594,670
	ASML Holding NV	Netherlands	1,102	1,069,458
	Broadcom, Inc.	United States	283	375,091
	Entegris, Inc.	United States	2,760	387,890
a	First Solar, Inc.	United States	471	79,505
	Infineon Technologies AG	Germany	5,294	180,188
	Intel Corp.	United States	2,307	101,900
	KLA Corp.	United States	465	324,835
	Lam Research Corp.	United States	371	360,453

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SCHEDULE OF INVESTMENTS

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Microchip Technology, Inc.	United States	1,067	$95,721
	NVIDIA Corp.	United States	2,487	2,247,154
	NXP Semiconductors NV	Netherlands	808	200,198
a	SiTime Corp.	United States	743	69,270
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	4,964	675,352
	Teradyne, Inc.	United States	3,157	356,204
	Texas Instruments, Inc.	United States	780	135,884
a	Wolfspeed, Inc.	United States	644	18,998

				8,884,187

	Software 24.1%
a	Altair Engineering, Inc., Class A	United States	2,726	234,845
a	ANSYS, Inc.	United States	1,074	372,850
a	Atlassian Corp., Class A	United States	539	105,164
a	Autodesk, Inc.	United States	1,473	383,599
	Bentley Systems, Inc., Class B	United States	1,878	98,069
a	Cadence Design Systems, Inc.	United States	3,153	981,466
	Constellation Software, Inc.	Canada	175	478,478
	Dassault Systemes SE	France	3,564	157,968
a	Descartes Systems Group, Inc.	Canada	5,785	529,659
a,b	Lumine Group, Inc.	Canada	525	13,893
a	PTC, Inc.	United States	2,257	426,437
	Roper Technologies, Inc.	United States	350	196,294
a	Synopsys, Inc.	United States	1,648	941,832

				4,920,554

	Total Common Stocks (Cost $15,921,417)			20,051,612

	Warrant 0.0%
	Software 0.0%
a,c	Constellation Software, Inc.	Canada	225	—

	Total Investments (Cost $15,921,417) 98.2%			20,051,612
	Other Assets, less Liabilities 1.8%			367,047

	Net Assets 100.0%		$20,418,659

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $13,893, representing 0.1% of net assets.

cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

See Abbreviations on page 275.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin International Aggregate Bond ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.59	$23.65	$25.02	$24.95	$24.56

Income from investment operations[a]:

Net investment income (loss)[b]	0.47	0.19	0.05	(0.01)	0.22

Net realized and unrealized gains (losses)	0.31	(0.77)	(0.87)	0.19	0.78

Total from investment operations	0.78	(0.58)	(0.82)	0.18	1.00

Less distributions from:

Net investment income	(0.19)	(3.48)	(0.42)	(0.11)	(0.09)

Net realized gains	—	—	(0.13)	—	(0.52)

Total distributions	(0.19)	(3.48)	(0.55)	(0.11)	(0.61)

Net asset value, end of year	$20.18	$19.59	$23.65	$25.02	$24.95

Total return[c]	4.04%	(2.38)%	(3.35)%	0.72%	4.05%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.25%	0.25%	0.39%	0.58%	3.23%

Expenses net of waiver and payments by affiliates	0.25%	0.25%	0.25%	0.25%	0.28%

Net investment income (loss)	2.40%	0.86%	0.21%	(0.03)%	0.87%

Supplemental data

Net assets, end of year (000’s)	$489,468	$276,164	$193,968	$181,405	$4,989

Portfolio turnover rate[e]	26.48%[f]	31.03%[f]	24.12%[f]	72.21%[f]	66.78%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	26.48%	31.03%	24.12%	72.21%	66.78%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 93.4%
	Australia 3.3%
a	Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$4,945,289
a	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,221,571
a	Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	4,077,228
a	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	4,781,676

				16,025,764

	Austria 3.6%
	Republic of Austria Government Bonds,
	[a] 1.20%, 10/20/25	13,000,000	EUR	13,635,784
	[a] 1.50%, 2/20/47	5,000,000	EUR	4,064,108

				17,699,892

	Belgium 3.3%
a	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	17,000,000	EUR	16,339,194

	Canada 2.9%
	Canada Government Bonds,
	5.00%, 6/01/37	10,000,000	CAD	8,580,266
	2.00%, 12/01/51	10,000,000	CAD	5,578,827

				14,159,093

	China 12.8%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,826,204
	China Development Bank,
	Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,339,306
	Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,560,811
	China Government Bonds, 3.03%, 3/11/26	50,000,000	CNY	7,030,851
	2.85%, 6/04/27	25,000,000	CNY	3,520,978
	2.67%, 5/25/33	70,000,000	CNY	9,857,997
	2.52%, 8/25/33	80,000,000	CNY	11,134,886
	2.35%, 2/25/34	80,000,000	CNY	11,059,967
	Series 1722, 4.28%, 10/23/47	65,000,000	CNY	11,551,039

				62,882,039

	Cyprus 1.0%
a	Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,668,895

	France 7.6%
	French Republic Government Bonds OAT,
	[a] 2.00%, 11/25/32	18,000,000	EUR	18,337,857
	[a] 0.75%, 5/25/52	10,000,000	EUR	5,933,729
	[a,b] zero cpn., 11/25/29	14,000,000	EUR	13,055,081

				37,326,667

	Germany 5.6%
a,b	Bundesobligation, zero cpn., Series G, 10/10/25	6,100,000	EUR	6,300,083
a,b	Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	21,000,000	EUR	21,301,482

				27,601,565

	Italy 5.3%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	15,000,000	EUR	15,424,668
	[a] 2.45%, 9/01/50	13,000,000	EUR	10,414,131

				25,838,799

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SCHEDULE OF INVESTMENTS

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Japan 14.5%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	$8,235,165
	Japan Government Five Year Bonds,
	Series 142, 0.10%, 12/20/24	2,300,000,000	JPY	15,200,633
	Series 161, 0.30%, 6/20/28	2,000,000,000	JPY	13,217,334
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	900,000,000	JPY	4,369,982
	Japan Government Twenty Year Bonds,
	1.50%, 3/20/33	3,000,000,000	JPY	21,302,477
	Series 179, 0.50%, 12/20/41	1,500,000,000	JPY	8,580,727

				70,906,318

	Mexico 3.7%
c	Mexico Bonos, Series M, 8.00%, 11/07/47	350,000,000	MXN	18,161,599

	Netherlands 4.4%
	Netherlands Government Bonds,
	[a] 0.50%, 7/15/26	12,000,000	EUR	12,313,751
	[a] 0.50%, 1/15/40	12,000,000	EUR	9,362,639

				21,676,390

	Poland 4.1%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	90,000,000	PLN	19,868,993

	Romania 1.0%
a	Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,728,249

	Spain 6.5%
	Spain Government Bonds,
	[a] 1.25%, 10/31/30	20,000,000	EUR	19,490,977
	[b] zero cpn., 1/31/25	12,000,000	EUR	12,585,000

				32,075,977

	Supranational 1.1%
a	European Union, 0.30%, 11/04/50	10,000,000	EUR	5,502,188

	Sweden 3.6%
a	Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	17,476,357

	United Kingdom 9.1%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	11,000,000	GBP	14,695,147
	[a] 0.875%, 7/31/33	12,000,000	GBP	11,599,566
	[a] 3.75%, 1/29/38	15,000,000	GBP	18,100,136

				44,394,849

	Total Foreign Government and Agency Securities (Cost $468,468,357)			457,332,828

	Corporate Bonds & Notes 3.5%
	France 0.3%
a	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,513,495

	Germany 0.7%
a	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	514,764
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,050,347
a,b	Siemens Financieringsmaatschappij NV, zero cpn., 2/20/26	700,000	EUR	712,072

				3,277,183

	Supranational 0.8%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,695,969
a	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,252,277

				3,948,246

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SCHEDULE OF INVESTMENTS

Franklin International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Corporate Bonds & Notes (continued)
	United Kingdom 0.3%
a	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	$1,459,478

	United States 1.4%
	AbbVie, Inc., 1.375%, 5/17/24	1,000,000	EUR	1,075,446
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,040,023
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,220,902
	Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	1,271,945
a	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,031,504
	Stryker Corp., 0.25%, 12/03/24	1,000,000	EUR	1,053,434

				6,693,254

	Total Corporate Bonds & Notes (Cost $19,968,564)			16,891,656

	Total Investments before Short Term Investments ($488,436,921)			474,224,484

	Short-Term Investments 0.2%
	U.S. Government & Agency Securities 0.2%
b	Federal Home Loan Bank Discount Notes, 4/01/24	1,135,000		1,134,348

	Total Short-Term Investments (Cost $1,135,000)			1,134,348

	Total Investments (Cost $489,571,921) 97.1%			475,358,832
	Other Assets, less Liabilities 2.9%			14,108,694

	Net Assets 100.0%			$489,467,526

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $266,253,376, representing 54.4% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

cPrincipal amount is stated in 100 Mexican Peso Units.

At March 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BNPS	Sell	8,400,000	$5,557,033	5/14/24	$70,452	$—
Australian Dollar	CITI	Sell	15,390,000	10,180,168	5/14/24	127,969	—
Canadian Dollar	BNPS	Buy	4,800,000	3,560,139	5/14/24	—	(10,940)
Canadian Dollar	BNPS	Sell	1,750,000	1,287,484	5/14/24	—	(6,495)
Canadian Dollar	BNPS	Sell	10,300,000	7,681,303	5/14/24	65,312	—
Canadian Dollar	CITI	Sell	11,320,000	8,440,881	5/14/24	70,686	—
Chinese Yuan	CITI	Sell	30,000,000	4,147,215	5/14/24	8,819	—
Chinese Yuan	CITI	Sell	30,500,000	4,270,681	5/14/24	63,312	—
Chinese Yuan	CITI	Sell	52,500,000	7,306,889	5/14/24	64,697	—
Chinese Yuan	CITI	Sell	40,500,000	5,669,410	5/14/24	82,576	—
Chinese Yuan	CITI	Sell	80,000,000	11,156,356	5/14/24	120,634	—
Chinese Yuan	CITI	Sell	85,000,000	11,861,913	5/14/24	136,457	—
Chinese Yuan	CITI	Sell	144,700,000	20,217,319	5/14/24	256,456	—
Euro	CITI	Buy	14,000,000	15,193,051	5/14/24	—	(48,156)
Euro	BNPS	Sell	5,600,000	6,063,346	5/14/24	5,388	—
Euro	BNPS	Sell	59,200,000	64,761,248	5/14/24	719,978	—
Euro	CITI	Sell	140,000,000	153,140,246	5/14/24	1,691,297	—
Great British Pound	BNPS	Sell	1,500,000	1,889,787	5/14/24	—	(5,519)

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Franklin International Aggregate Bond ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Great British Pound	CITI	Sell	2,000,000	$ 2,529,819	5/14/24	$ 2,745	$ —
Great British Pound	BNPS	Sell	7,700,000	9,800,438	5/14/24	71,201	—
Great British Pound	CITI	Sell	23,500,000	29,910,335	5/14/24	217,209	—
Great British Pound	BNPS	Sell	1,000,000	1,259,866	5/15/24	—	(3,679)
Japanese Yen	BNPS	Sell	3,300,000,000	23,147,417	4/24/24	1,269,747	—
Japanese Yen	BNPS	Sell	2,950,000,000	20,298,910	5/14/24	680,872	—
Japanese Yen	CITI	Sell	5,449,000,000	37,491,126	5/14/24	1,254,282	—
Mexican Peso	CITI	Sell	215,100,000	12,356,956	5/14/24	—	(499,611)
Mexican Peso	BNPS	Sell	86,288,147	4,959,802	5/14/24	—	(197,657)
Polish Zloty	CITI	Sell	45,550,000	11,356,191	5/14/24	—	(62,220)
Polish Zloty	BNPS	Sell	28,800,000	7,184,858	5/14/24	—	(34,686)
Swedish Krona	BNPS	Sell	45,800,000	4,410,400	5/14/24	119,899	—
Swedish Krona	CITI	Sell	133,500,000	12,854,574	5/14/24	348,418	—

Total Forward Exchange Contracts						$7,448,406	$ (868,963)

Net unrealized appreciation (depreciation)							$ 6,579,443

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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Financial Highlights

Franklin Investment Grade Corporate ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.44	$23.71	$25.47	$24.22	$24.09

Income from investment operations[a]:

Net investment income[b]	0.81	0.68	0.58	0.60	0.73

Net realized and unrealized gains (losses)	0.04	(2.22)	(1.63)	1.71	0.27

Total from investment operations	0.85	(1.54)	(1.05)	2.31	1.00

Less distributions from:

Net investment income	(0.93)	(0.73)	(0.66)	(0.83)	(0.81)

Net realized gains	—	—	(0.05)	(0.23)	(0.06)

Total distributions	(0.93)	(0.73)	(0.71)	(1.06)	(0.87)

Net asset value, end of year	$21.36	$21.44	$23.71	$25.47	$24.22

Total return[c]	4.13%	(6.46)%	(4.30)%	9.43%	4.02%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.42%	0.50%	0.58%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	3.84%	3.13%	2.27%	2.27%	2.86%

Supplemental data

Net assets, end of year (000’s)	$364,152	$644,363	$981,602	$1,018,639	$553,338

Portfolio turnover rate[e]	25.09%[f]	27.84%[f]	36.76%[f]	53.32%[f]	52.17%[f]
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	25.09%	27.84%	36.76%	53.32%	52.17%

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Schedule of Investments, March 31, 2024

Franklin Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 97.2%
	Aerospace & Defense 2.1%
a	BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	380,000	$384,022
	Boeing Co., 3.65%, 3/01/47	United States	2,700,000	1,899,523
	Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	1,900,000	1,968,155
	Lockheed Martin Corp.,
	4.07%, 12/15/42	United States	2,500,000	2,169,618
	4.15%, 6/15/53	United States	1,250,000	1,056,073

				7,477,391

	Agriculture 1.5%
a	JT International Financial Services BV, 6.875%, 10/24/32	Japan	3,000,000	3,347,920
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	2,150,000	2,168,584

				5,516,504

	Air Freight & Logistics 0.5%
	FedEx Corp., 4.75%, 11/15/45	United States	2,000,000	1,773,628

	Airlines 1.8%
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	3,800,818	3,762,910
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,708,263	1,552,470
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,366,092	1,345,008

				6,660,388

	Apparel 0.3%
	Tapestry, Inc., 7.05%, 11/27/25	United States	900,000	918,921

	Auto Manufacturers 0.5%
a	Hyundai Capital America, 5.35%, 3/19/29	United States	2,000,000	2,008,379

	Banks 20.8%
	Banco Santander SA, 2.749%, 12/03/30	Spain	2,400,000	1,985,511
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	2,425,000	2,091,572
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	3,200,000	3,040,834
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	5,200,000	5,206,524
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	500,000	503,449
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,000,000	4,753,928
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	2,700,000	2,296,305
	Credit Agricole SA,
	[a] 4.375%, 3/17/25	France	1,100,000	1,083,380
	[a] 5.134%, 3/11/27	France	2,375,000	2,377,333
	Deutsche Bank AG,
	2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	1,800,000	1,698,142
	0.898%, 5/28/24	Germany	1,900,000	1,886,073
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	1,500,000	1,444,483
	Goldman Sachs Group, Inc.,
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,300,000	4,937,736
	4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,000,000	980,914
	HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	3,600,000	3,449,208
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	3,100,000	2,680,313
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	3,650,000	3,117,532
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	1,000,000	991,892
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	3,700,000	3,847,967

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Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	KeyBank NA, 4.15%, 8/08/25	United States	950,000	$923,755
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	1,200,000	1,226,886
	Morgan Stanley,
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	3,000,000	2,977,612
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	900,000	908,197
a	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,300,000	2,720,934
	PNC Financial Services Group, Inc., 6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	2,275,000	2,342,855
a	Standard Chartered PLC, 1.456% to 1/14/26, FRN thereafter, 1/14/27	United Kingdom	2,600,000	2,413,691
a	UBS Group AG, 5.428% to 2/08/29, FRN thereafter, 2/08/30	Switzerland	1,800,000	1,803,239
a	UniCredit SpA, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	2,200,000	2,031,130
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	5,250,000	5,174,501
	5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,150,000	1,143,244
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	2,200,000	2,226,756
	5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	1,600,000	1,597,091

				75,862,987

	Beverages 1.1%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	2,000,000	1,901,863
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	2,000,000	2,152,746

				4,054,609

	Biotechnology 3.2%
	Amgen, Inc., 5.60%, 3/02/43	United States	4,500,000	4,581,036
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	2,700,000	2,561,420
a	CSL Finance PLC, 4.25%, 4/27/32	Australia	3,700,000	3,523,522
	Illumina, Inc., 5.80%, 12/12/25	United States	1,000,000	1,002,078

				11,668,056

	Capital Markets 2.3%
	Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	1,500,000	1,414,953
	Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,000,000	3,998,274
a	UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	2,950,000	2,790,811

				8,204,038

	Chemicals 0.5%
	DuPont de Nemours, Inc., 5.419%, 11/15/48	United States	1,800,000	1,799,835

	Commercial Services & Supplies 0.3%
a	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	1,000,000	999,443

	Diversified REITs 1.4%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	3,000,000	2,485,577
	Simon Property Group LP, 3.375%, 12/01/27	United States	2,700,000	2,558,605

				5,044,182

	Diversified Telecommunication Services 1.6%
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	7,500,000	5,865,563

	Electric 3.8%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	1,400,000	1,228,428
	Constellation Energy Generation LLC,
	6.50%, 10/01/53	United States	1,500,000	1,651,545
	6.125%, 1/15/34	United States	700,000	739,643
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,000,000	1,516,742
	NextEra Energy Capital Holdings, Inc.,
	6.051%, 3/01/25	United States	2,600,000	2,610,712
	5.749%, 9/01/25	United States	1,200,000	1,205,549

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Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric (continued)
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	3,900,000	$3,227,470
	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	1,650,000	1,485,138

				13,665,227

	Electric Utilities 6.3%
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,000,000	812,296
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	4,000,000	2,409,043
a	EDP Finance BV, 1.71%, 1/24/28	Netherlands	2,200,000	1,942,160
a	Enel Finance International NV, 3.625%, 5/25/27	Italy	2,900,000	2,765,749
	Exelon Corp., 4.05%, 4/15/30	United States	2,500,000	2,358,985
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	3,500,000	3,241,989
	4.30%, 3/15/42	United States	1,300,000	1,134,042
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	1,700,000	1,213,091
	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	2,700,000	2,594,627
a	Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	4,500,000	4,468,065

				22,940,047

	Electronic Equipment, Instruments & Components 0.6%
	Flex Ltd., 3.75%, 2/01/26	Singapore	2,100,000	2,037,956

	Energy Equipment & Services 1.0%
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	United States	1,500,000	1,239,494
a	Schlumberger Holdings Corp., 4.30%, 5/01/29	United States	2,400,000	2,344,272

				3,583,766

	Entertainment 1.0%
	Warnermedia Holdings, Inc.,
	5.05%, 3/15/42	United States	1,305,000	1,122,263
	4.279%, 3/15/32	United States	2,970,000	2,654,422

				3,776,685

	Environmental Control 0.8%
	Republic Services, Inc., 5.00%, 4/01/34	United States	3,000,000	2,979,226

	Financial Services 3.1%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	3,300,000	2,987,650
	Air Lease Corp., 0.80%, 8/18/24	United States	2,550,000	2,501,708
	American Express Co., 5.098% to 2/16/27, FRN thereafter, 2/16/28	United States	1,700,000	1,697,962
	Aon Global Ltd., 4.60%, 6/14/44	Ireland	3,000,000	2,630,201
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,600,000	1,590,190

				11,407,711

	Food 3.0%
	Campbell Soup Co., 5.20%, 3/21/29	United States	3,000,000	3,015,495
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
	2.50%, 1/15/27	United States	1,600,000	1,475,866
	3.625%, 1/15/32	United States	1,000,000	856,260
	Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	3,000,000	2,818,126
a	Nestle Holdings, Inc., 4.70%, 1/15/53	United States	1,700,000	1,609,785
	Sysco Corp., 6.00%, 1/17/34	United States	1,000,000	1,064,653

				10,840,185

	Gas 0.9%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	1,600,000	1,462,236
	Southern California Gas Co., 5.60%, 4/01/54	United States	2,000,000	2,002,708

				3,464,944

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Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Ground Transportation 1.3%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	4,500,000	$4,757,474

	Health Care Providers & Services 5.2%
	CVS Health Corp., 5.30%, 12/05/43	United States	1,600,000	1,520,391
	Elevance Health, Inc., 4.10%, 5/15/32	United States	4,600,000	4,308,712
	HCA, Inc., 4.50%, 2/15/27	United States	3,300,000	3,236,567
	IQVIA, Inc., 6.25%, 2/01/29	United States	1,300,000	1,350,889
a	Roche Holdings, Inc., 5.593%, 11/13/33	United States	3,000,000	3,148,852
	Sutter Health, 5.164%, 8/15/33	United States	1,500,000	1,512,648
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	5,000,000	3,787,618

				18,865,677

	Healthcare-Products 1.3%
	Baxter International, Inc., 2.539%, 2/01/32	United States	2,200,000	1,818,770
	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	2,900,000	2,896,638

				4,715,408

	Hotels, Restaurants & Leisure 0.6%
	Las Vegas Sands Corp., 3.90%, 8/08/29	United States	1,500,000	1,366,108
	Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,000,000	956,208

				2,322,316

	Household Products 1.4%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	3,400,000	3,254,865
a	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	2,000,000	1,699,589

				4,954,454

	Insurance 4.1%
	Aflac, Inc., 4.75%, 1/15/49	United States	3,000,000	2,744,298
	Allstate Corp., 4.20%, 12/15/46	United States	1,000,000	830,955
	Arthur J Gallagher & Co., 6.50%, 2/15/34	United States	1,550,000	1,667,945
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	900,000	728,436
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	2,700,000	2,240,152
a	MassMutual Global Funding II, 5.05%, 12/07/27	United States	1,450,000	1,452,591
	MetLife, Inc., 6.40%, 12/15/66	United States	1,600,000	1,640,869
a	Pricoa Global Funding I, 5.10%, 5/30/28	United States	1,750,000	1,756,154
a	RGA Global Funding, 5.50%, 1/11/31	United States	1,700,000	1,705,838

				14,767,238

	Internet 0.5%
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	2,000,000	1,779,463

	IT Services 1.4%
	Apple, Inc., 2.80%, 2/08/61	United States	5,150,000	3,298,075
	Dell International LLC/EMC Corp., 5.40%, 4/15/34	United States	1,750,000	1,754,771

				5,052,846

	Lodging 1.2%
	Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,500,000	4,453,386

	Media 2.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	2,000,000	1,639,685
	3.50%, 3/01/42	United States	2,200,000	1,469,381
	Comcast Corp., 4.95%, 10/15/58	United States	2,850,000	2,670,133
	Discovery Communications LLC, 4.95%, 5/15/42	United States	195,000	158,184
	Fox Corp., 5.476%, 1/25/39	United States	1,500,000	1,428,537

				7,365,920

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Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Multi-Utilities 0.1%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	500,000	$488,607

	Oil & Gas 1.9%
	BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	1,600,000	1,579,890
	Exxon Mobil Corp., 3.452%, 4/15/51	United States	2,800,000	2,122,919
a	Var Energi ASA, 7.50%, 1/15/28	Norway	3,000,000	3,177,950

				6,880,759

	Oil, Gas & Consumable Fuels 2.9%
	Aker BP ASA,
	[a] 3.75%, 1/15/30	Norway	1,700,000	1,554,494
	[a] 4.00%, 1/15/31	Norway	1,500,000	1,371,120
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	2,400,000	2,315,276
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	3,000,000	2,398,669
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	3,100,000	3,002,861

				10,642,420

	Pharmaceuticals 2.8%
a	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	1,500,000	1,412,615
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	1,500,000	1,330,019
	3.70%, 3/15/52	United States	2,000,000	1,537,161
	CVS Health Corp.,
	5.00%, 2/20/26	United States	1,600,000	1,595,149
	5.25%, 1/30/31	United States	800,000	806,432
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	3,500,000	3,482,382

				10,163,758

	Pipelines 3.0%
a	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	1,000,000	1,007,766
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,100,000	1,544,908
	Energy Transfer LP,
	5.15%, 3/15/45	United States	3,000,000	2,728,848
	6.05%, 12/01/26	United States	2,000,000	2,040,710
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	2,000,000	1,801,759
	Williams Cos., Inc., 5.15%, 3/15/34	United States	1,800,000	1,784,594

				10,908,585

	Real Estate Management & Development 0.9%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	3,000,000	2,466,158
	ERP Operating LP, 4.50%, 7/01/44	United States	1,100,000	956,035

				3,422,193

	Retail 2.1%
	Home Depot, Inc., 3.625%, 4/15/52	United States	2,200,000	1,682,020
	Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	1,400,000	918,140
	McDonald’s Corp., 3.625%, 9/01/49	United States	1,200,000	912,184
	O’Reilly Automotive, Inc., 5.75%, 11/20/26	United States	1,350,000	1,372,570
	Target Corp., 2.95%, 1/15/52	United States	4,000,000	2,718,150

				7,603,064

	Software 2.1%
	Fiserv, Inc., 5.60%, 3/02/33	United States	3,000,000	3,059,721
	Microsoft Corp., 2.675%, 6/01/60	United States	3,300,000	2,126,645
	ServiceNow, Inc., 1.40%, 9/01/30	United States	2,900,000	2,347,613

				7,533,979

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SCHEDULE OF INVESTMENTS

Franklin Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Telecommunications 3.1%
	AT&T, Inc., 3.50%, 6/01/41	United States	5,000,000	$3,905,344
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	2,600,000	2,636,293
	T-Mobile USA, Inc., 2.875%, 2/15/31	United States	5,400,000	4,695,264

				11,236,901

	Trucking & Leasing 0.4%
a	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	1,700,000	1,553,132

	Wireless Telecommunication Services 0.5%
a	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
	III LLC, 5.152%, 9/20/29	United States	1,920,000	1,916,001

	Total Corporate Bonds & Notes (Cost $390,419,188)			353,933,252

	U.S. Government & Agency Securities 1.5%
	U.S. Treasury Bonds,
	4.75%, 11/15/43	United States	2,700,000	2,801,672
	4.75%, 11/15/53	United States	130,000	138,805
	U.S. Treasury Notes, 5.00%, 8/31/25	United States	2,600,000	2,605,688

	Total U.S. Government & Agency Securities (Cost $5,497,202)			5,546,165

	Total Investments before Short-Term Investments (Cost $395,916,390)			359,479,417

	Short-Term Investments 0.1%
	U.S. Government & Agency Securities 0.1%
b	Federal Home Loan Bank Discount Notes, 04/1/24	United States	460,000	459,736

	Total Short-Term Investments (Cost $460,000)			459,736

	Total Investments (Cost $396,376,390) 98.8%			359,939,153

	Other Assets, less Liabilities 1.2%			4,212,879

	Net Assets 100.0%			$364,152,032

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $64,132,847, representing 17.6% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Municipal Green Bond ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.90	$24.99	$26.86	$26.07	$25.20

Income from investment operations[a]:

Net investment income[b]	0.81	0.61	0.36	0.40	0.46

Net realized and unrealized gains (losses)	0.18	(1.05)	(1.79)	0.94	1.02

Total from investment operations	0.99	(0.44)	(1.43)	1.34	1.48

Less distributions from net investment income	(0.86)	(0.65)	(0.44)	(0.55)	(0.61)

Net asset value, end of year	$24.03	$23.90	$24.99	$26.86	$26.07

Total return[c]	4.31%	(1.68)%	(5.44)%	5.16%	5.92%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.30%	0.60%	0.66%	0.78%	1.00%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	3.45%	2.57%	1.34%	1.50%	1.77%

Supplemental data

Net assets, end of year (000’s)	$112,954	$112,349	$104,939	$126,221	$28,674

Portfolio turnover rate[e]	43.86%[f]	66.77%[f]	48.41%[f]	11.86%[f]	17.21%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	43.86%	66.77%	48.41%	11.86%	17.21%

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Schedule of Investments, March 31, 2024

Franklin Municipal Green Bond ETF

		Principal Amount*	Value
	Municipal Bonds 98.7%
	Alabama 0.2%
a	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$273,224

	Arizona 1.9%
b	Arizona Health Facilities Authority, Banner Health Obligated Group, VRDN, Series C, 4.40%, 1/01/46	1,500,000	1,500,000
	Arizona State University, Series B, 5.00%, 7/01/42	235,000	241,731
	City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	390,538

			2,132,269

	Arkansas 0.5%
	Arkansas Development Finance Authority,
	[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	273,265
	United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	285,684

			558,949

	California 27.1%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	981,573
	California Community Choice Financing Authority,
	[b] 5.25%, 1/01/54	3,160,000	3,331,735
	[b] VRDN, 5.00%, 12/01/53	2,500,000	2,641,674
	[b] VRDN, 5.00%, 2/01/54	3,500,000	3,747,765
	[b] VRDN, 5.25%, 11/01/54	500,000	538,176
	[b] VRDN, 5.50%, 10/01/54	1,000,000	1,103,115
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	93,025	80,336
	California Infrastructure & Economic Development Bank,
	California Science Center Foundation, 4.00%, 5/01/46	805,000	794,888
	California Science Center Foundation, 4.00%, 5/01/51	1,000,000	955,348
	California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	191,714
	California Municipal Finance Authority,
	CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	1,021,101
	CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,465,652
	CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,588,940
a	California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	257,432
	California State Public Works Board,
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	1,024,651
	Series D, 4.00%, 5/01/47	1,500,000	1,517,530
	City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	140,299
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	905,799
	City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding, Series 2020A, 4.00%, 11/01/50	100,000	99,706
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A, 5.00%, 7/01/44	150,000	159,919
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,118,562
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	103,674
	Port of Los Angeles, Green Bond, AMT, Refunding, 5.00%, 8/01/25	110,000	112,271
	San Diego County Regional Airport Authority, Series B, 5.00%, 7/01/51	2,000,000	2,095,400
	San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	158,347
	Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,530,691
	Three Rivers Levee Improvement Authority,
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	250,254
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/29	250,000	252,044
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/31	200,000	200,833
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	100,056

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	California (continued)
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	$159,212

			30,628,697

	Colorado 1.6%
	Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	155,024
	University of Colorado,
	Refunding, 5.00%, 6/01/27	150,000	159,560
	[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,456,744

			1,771,328

	District of Columbia 3.5%
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	795,000	918,987
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	234,005
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	989,112
	District of Columbia Water & Sewer Authority,
	Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	364,280
	Sub Series 2019A, 4.00%, 10/01/49	1,515,000	1,493,680

			4,000,064

	Florida 1.4%
	Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	803,407
	City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	159,784
	County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	100,000	106,230
	Somerset Community Development District,
	Special Assessment, Refunding, 4.00%, 5/01/32	415,000	401,060
	Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	94,218

			1,564,699

	Georgia 1.4%
	City of Atlanta Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,489,596
	Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	105,465

			1,595,061

	Illinois 3.4%
	Illinois Finance Authority,
	State of Illinois Water Revolving Fund—Clean Water Program, 4.00%, 7/01/38	435,000	447,737
	University of Illinois, 5.25%, 10/01/53	3,000,000	3,255,317
a	Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	135,955	120,658

			3,823,712

	Louisiana 3.0%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	900,655
	[a] Parish of St Charles LA, 4.50%, 11/01/47	1,000,000	980,022
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	445,000	396,196
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	99,784
	Refunding, Series B, 4.00%, 6/01/39	1,000,000	1,006,564

			3,383,221

	Maine 0.2%
	City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	249,605

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Maryland 3.8%
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	$1,047,721
	Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,103,618
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	367,438
b	Montgomery County Housing Opportunities Commission, VRDN, Refunding, 4.50%, 1/01/63	700,000	700,000
	Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	96,107

			4,314,884

	Massachusetts 2.3%
	Massachusetts Development Finance Agency,
	Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	121,306
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000	427,001
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000	452,445
	Massachusetts Housing Finance Agency,
	Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	86,722
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,541,411

			2,628,885

	Michigan 0.1%
b	University of Michigan, VRDN, Series D-1, 4.25%, 12/01/24	100,000	100,000

	Minnesota 1.5%
	City of Minneapolis, Green Bond, 3.00%, 12/01/40	100,000	86,966
	Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,561,290

			1,648,256

	Mississippi 0.6%
a	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	466,531
a	Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	219,886

			686,417

	New Jersey 3.9%
	City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,360,000	1,557,948
	New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	701,476
b	New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, VRDN, Series C, 4.00%, 7/01/43	1,000,000	1,000,000
	Newark Board of Education,
	Refunding, 5.00%, 7/15/30	620,000	685,230
	Sustainability Bonds, 5.00%, 7/15/25	500,000	509,595

			4,454,249

	New Mexico 0.5%
	City of Santa Fe Wastewater Utility System Revenue,
	Green Bond, 5.00%, 6/01/29	100,000	108,295
	Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	103,276
b	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, VRDN, 4.40%, 8/01/34	400,000	400,000

			611,571

	New York 11.2%
	Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	106,420
	City of New York,
	[b] 4.50%, 10/01/46	600,000	600,000
	[b] 4.55%, 6/01/44	100,000	100,000

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	New York (continued)
	Metropolitan Transportation Authority,
	Green Bond, Refunding, Series 2017B, 5.00%, 11/15/24	150,000	$151,208
	Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	603,544
	Refunding, 5.00%, 11/15/28	430,000	471,020
	Refunding, Series E, 5.00%, 11/15/32	605,000	676,365
	Series C, 5.00%, 11/15/50	2,010,000	2,090,845
	New York City Municipal Water Finance Authority,
	[b] New York City Water & Sewer System, Series BB, 4.60%, 6/15/49	800,000	800,000
	[b] New York City Water & Sewer System, Series BB, 4.60%, 6/15/49	100,000	100,000
	[b] VRDN, 4.50%, 6/15/33	1,000,000	1,000,000
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	833,559
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,672,951
	New York Power Authority, Green Transmission Project, 5.00%, 11/15/29	1,250,000	1,412,375
	New York State Dormitory Authority, Cornell University, 5.00%, 7/01/35	100,000	122,670
	New York State Housing Finance Agency,
	Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	87,289
	Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	92,332
	[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,500,000	1,431,336
	New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	278,302

			12,630,216

	North Carolina 0.4%
b	Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, 4.45%, 1/15/38	500,000	500,000

	Ohio 5.1%
	American Municipal Power, Inc.,
	4.00%, 2/15/41	1,415,000	1,401,120
	Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,742,605
	Buckeye Tobacco Settlement Financing Authority, Refunding, Class 2, Series B, 5.00%, 6/01/55	995,000	942,379
	Ohio State University, 4.00%, 12/01/39	1,500,000	1,534,585
	State of Ohio, Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	107,189

			5,727,878

	Oregon 4.1%
	Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	384,348
b	Oregon State Facilities Authority, 4.50%, 8/01/34	700,000	700,000
	Port of Portland Airport Revenue,
	AMT, 5.50%, 7/01/53	2,250,000	2,463,729
	Series 2020-27A, 5.00%, 7/01/36	150,000	162,156
b	State of Oregon, VRDN, 4.50%, 12/01/44	950,000	950,000

			4,660,233

	Pennsylvania 2.2%
b	Allegheny County Higher Education Building Authority, Carnegie Mellon University, VRDN, 4.45%, 12/01/37	600,000	600,000
	Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	600,000	654,791
	School District of Philadelphia,
	Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	111,834
	Series B, 5.00%, 9/01/48	1,000,000	1,078,056

			2,444,681

	Puerto Rico 0.6%
	HTA TRRB Custodial Trust, 5.25%, 7/01/36	164,300	164,927
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	527,151

			692,078

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Franklin Municipal Green Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Rhode Island 0.2%
	Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	$132,091
	Rhode Island Infrastructure Bank, Green Bond, Series 2020A, 4.00%, 10/01/27	50,000	51,569

			183,660

	Tennessee 1.1%
b	Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,185,628

	Texas 0.9%
	Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,007,328

	Utah 5.6%
	Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	2,993,410
	Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,284,927

			6,278,337

	Vermont 3.2%
	City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	565,271
	Vermont Educational & Health Buildings Financing Agency,
	University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	960,984
	University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,005,000	2,045,100

			3,571,355

	Virginia 1.2%
	Charles City County Economic Development Authority, Waste Management, Inc., AMT, VRDN, 1.45%, 4/01/27	1,100,000	1,010,096
	City of Hampton,
	3.00%, 9/01/35	240,000	226,863
	Green Bond, 4.00%, 9/01/31	100,000	107,992
	Green Bond, 5.00%, 9/01/27	50,000	53,612

			1,398,563

	Washington 2.0%
	Central Puget Sound Regional Transit Authority,
	Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	1,961,829
	Sales & Rental Car Taxes Revenue, Series 2015S-1, 5.00%, 11/01/32	150,000	154,168
	FYI Properties, State of Washington Consolidated Technology Services, Refunding, 5.00%, 6/01/24	160,000	160,282

			2,276,279

	Wisconsin 4.0%
	Milwaukee Metropolitan Sewerage District,
	Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	139,986
	Series A, 3.00%, 10/01/32	1,000,000	954,342
	Public Finance Authority,
	RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,265,000	1,905,308
	RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	500,000	409,801
	[a,b] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	200,000	166,701

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SCHEDULE OF INVESTMENTS

Franklin Municipal Green Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Wisconsin (continued)
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	$955,838

		4,531,976

Total Municipal Bonds (Cost $111,570,450)		111,513,303

Total Investments (Cost $111,570,450) 98.7%		111,513,303
Other Assets, less Liabilities 1.3%		1,441,142

Net Assets 100.0%		$112,954,445

* The principal amount is stated in U.S. dollars unless otherwise indicated.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $4,054,570, representing 3.6% of net assets.

b Variable rate security. The rate shown represents the yield at period end.

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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Financial Highlights

Franklin Senior Loan ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.83	$24.70	$24.83	$22.85	$24.85

Income from investment operations[a]:

Net investment income[b]	2.12	1.49	0.91	0.70	0.99

Net realized and unrealized gains (losses)	0.56	(0.92)	(0.23)	1.99	(1.90)

Total from investment operations	2.68	0.57	0.68	2.69	(0.91)

Less distributions from net investment income	(2.09)	(1.44)	(0.81)	(0.71)	(1.09)

Net asset value, end of year	$24.42	$23.83	$24.70	$24.83	$22.85

Total return[c]	11.80%	2.53%	2.76%	11.91%	(3.92)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.45%	0.45%	0.58%	0.92%	0.97%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	8.84%	6.28%	3.72%	2.88%	4.02%

Supplemental data

Net assets, end of year (000’s)	$328,487	$206,120	$292,722	$201,101	$54,833

Portfolio turnover rate[e]	16.05%[f]	26.07%[f]	35.67%[f]	45.87%[f]	51.48%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Ratios are annualized for periods less than one year.

e Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	16.05%	26.08%	35.67%	45.87%	51.48%

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Schedule of Investments, March 31, 2024

Franklin Senior Loan ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 5.4%
	Advertising 0.3%
a	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	1,000,000	$994,781

	Airlines 0.8%
a	Air Canada, 3.875%, 8/15/26	Canada	700,000	668,816
a	American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	845,666
a	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	825,000	819,897
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	145,846	144,391
a	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	135,438

				2,614,208

	Auto Parts & Equipment 0.1%
a	Tenneco, Inc., 8.00%, 11/17/28	United States	300,000	274,024

	Chemicals 0.1%
a	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	466,320

	Commercial Services & Supplies 0.2%
a	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000	181,359
a	WW International, Inc., 4.50%, 4/15/29	United States	900,000	356,386

				537,745

	Communications Equipment 0.1%
a	CommScope, Inc., 4.75%, 9/01/29	United States	288,500	208,441

	Construction Materials 0.6%
a	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	362,710
a	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	900,000	909,759
a	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	748,794

				2,021,263

	Containers & Packaging 0.1%
a	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	400,000	373,598

	Electric 0.2%
a	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	759,402

	Electric Utilities 0.1%
a	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	428,043

	Entertainment 0.3%
a	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	600,000	580,201
a	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000	515,384

				1,095,585

	Environmental Control 0.2%
a	GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000	550,277

	Financial Services 0.2%
a	Altice France SA, 5.125%, 7/15/29	France	500,000	338,549
a	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000	277,822
a	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	177,997

				794,368

	Insurance 0.6%
a	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	451,875
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	900,000	907,275
	[a] 7.00%, 1/15/31	United States	500,000	505,387

				1,864,537

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SCHEDULE OF INVESTMENTS

Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)

	Machinery-Diversified 0.1%
a	GrafTech Finance, Inc., 4.625%, 12/15/28	United States	400,000	$257,660

	Media 0.2%
a	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27 .	United States	750,000	709,996

	Mining 0.2%
a	Arsenal AIC Parent LLC, 8.00%, 10/01/30	United States	700,000	735,794

	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	145,483

	Packaging & Containers 0.4%
a	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26	United States	500,000	452,960
a	Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26	United States	805,600	821,310

				1,274,270

	Personal Care Products 0.2%
a	Coty, Inc., 5.00%, 4/15/26	United States	600,000	591,485

	Pharmaceuticals 0.2%
a,b	Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/01/29	United States	925,000	602,170

	Retail 0.1%
a	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	372,928

	Total Corporate Bonds & Notes (Cost $18,291,636)			17,672,378

c	Senior Floating Rate Interests 83.5%
	Aerospace & Defense 2.1%
	Dynasty Acquisition Co., Inc.,
	2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 8.829%, 8/24/28	United States	1,001,417	1,004,016
	2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 8.829%, 8/24/28	United States	429,179	430,293
	Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.693%, 6/21/28	United States	2,294,656	2,294,059
	Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 2/01/28	United States	3,283,145	3,279,041

				7,007,409

	Air Freight & Logistics 1.4%
	First Student Bidco, Inc.,
	Term Loan C, 3 mo. USD Term SOFR + 3.00%, 8.564%, 7/21/28	United States	436,414	436,537
	Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.564%, 7/21/28	United States	1,438,839	1,439,242
	2022 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.402%, 7/21/28	United States	398,972	399,770
	Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/25/29	United States	2,234,709	2,239,602

				4,515,151

	Application Software 0.3%
d	Cloud Software Group, Inc., 2024 Term Loan, TBD, 3/21/31	United States	1,031,250	1,025,774

	Asset Management & Custody Banks 0.2%
d	First Eagle Holdings, Inc., 2024 Term Loan B, TBD, 2/22/29	United States	800,000	793,216

	Automobile Manufacturers 0.6%
	American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/03/28	United States	1,895,532	1,853,972

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Automotive Parts & Equipment 3.5%
	Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 5/06/30	United States	1,333,201	$1,338,201
	DexKo Global, Inc.,
	2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.321%, 10/04/28	United States	1,276,222	1,265,852
	2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.559%, 10/04/28	United States	693,000	691,268
	First Brands Group LLC,
	2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.574%, 3/30/27	United States	2,785,306	2,792,965
	2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.574%, 3/30/27	United States	1,766,074	1,769,386
	RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.945%, 1/31/28	United States	2,396,091	2,381,115
	Tenneco, Inc., 2022 Term Loan B, SOFR + 5.00%, 10.402% – 10.419%, 11/17/28	United States	1,258,115	1,187,044

				11,425,831

	Building Products 1.8%
	Allied Universal Holdco LLC,
	2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 5/12/28	United States	2,131,497	2,131,156
	2023 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.08%, 5/12/28	United States	1,094,500	1,098,604
	Garda World Security Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.583%, 2/01/29	Canada	500,000	501,565
	Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.824%, 2/26/29	Netherlands	1,082,724	1,072,151
	White Cap Buyer LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 10/19/27	United States	962,079	966,058

				5,769,534

	Capital Markets 1.0%
	Edelman Financial Center LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.945%, 4/07/28	United States	2,057,754	2,060,521
	Russell Investments U.S. Institutional Holdco, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.927%, 5/30/25	United States	1,300,000	1,249,625

				3,310,146

	Casinos & Gaming 2.9%
	Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.829%, 10/02/28	United States	2,453,729	2,309,805
	Caesars Entertainment, Inc.,
	2024 Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 8.041%, 2/06/31	United States	869,565	871,330
	Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.663%, 2/06/30	United States	1,064,077	1,068,440
	Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.559%, 11/25/30	Ireland	1,286,033	1,288,901
	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.075%, 4/14/29	United States	1,296,535	1,300,943
	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.559%, 8/01/30	Canada	585,866	588,587
	Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 4/04/29	United States	2,057,392	2,059,645

				9,487,651

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Chemicals 3.8%
	Hexion Holdings Corp., 2022 USD Term Loan, SOFR + 4.50%, 9.976%, 3/15/29	United States	1,871,239	$1,845,181
	INEOS Quattro Holdings UK Ltd.,
	2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/14/30 .	United States	299,246	299,248
	2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.68%, 4/02/29	United States	2,190,320	2,188,962
	LSF11 A5 Holdco LLC, Term Loan, SOFR + 3.50%, 8.942%, 10/15/28	United States	1,538,121	1,540,621
	Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.307% - 9.419%, 4/03/28	United States	1,215,046	1,220,361
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.723%, 4/23/29	United States	2,801,823	2,777,167
	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 1 mo. USD Term
	SOFR + 4.00%, 9.442%, 3/16/27	United States	1,961,189	1,966,984
	Starfruit Finco BV, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.423%, 4/03/28	United States	504,004	506,315

				12,344,839

	Commercial Services & Supplies 3.7%
	Amentum Government Services Holdings LLC, 2022 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.329%, 2/15/29	United States	2,589,279	2,598,445
	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.195%, 8/28/28	France	694,656	599,068
	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.309%, 1/31/31	United States	2,421,739	2,433,351
	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.855%, 9/01/28	United States	1,581,821	1,532,389
d	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, TBD, 4/11/29	United States	1,000,000	924,315
	PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.606% - 9.824%, 12/15/28	United States	1,606,753	1,230,982
	Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.585%, 3/04/28	United States	3,032,591	2,816,519

				12,135,069

	Communications Equipment 0.4%
	CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.695%, 4/06/26	United States	1,550,321	1,397,226

	Computer & Electronics Retail 1.3%
	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.176%, 3/01/29	United States	3,315,301	3,319,146
	Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.586%, 4/24/28	United States	1,072,396	1,074,788

				4,393,934

	Construction & Engineering 0.4%
d	Chromalloy Corp., 2024 Term Loan B, TBD, 3/21/31	United States	1,270,289	1,268,167

	Construction Materials 1.0%
	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.675%, 4/12/28	United States	1,357,199	1,352,578
d	MIWD Holdco II LLC, 2024 Term Loan B2, TBD, 3/21/31	United States	299,401	301,180
	Quikrete Holdings, Inc.,
	[d] 2024 Term Loan B, TBD, 3/25/31	United States	322,581	323,119
	2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.195%, 3/19/29	United States	1,280,203	1,282,315

				3,259,192

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Containers & Packaging 2.6%
	Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.827%, 12/01/27	United States	3,115,202	$3,124,407
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 10.268%, 2/12/26	Luxembourg	1,951,479	1,841,709
	Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.326%, 8/14/26	United States	694,750	697,984
	Proampac PG Borrower LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.798% – 9.823%, 9/15/28	United States	1,536,889	1,542,268
	Reynolds Group Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.695%, 9/24/28	United States	1,466,902	1,473,687

				8,680,055

	Diversified Banks 0.6%
	AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.945%, 8/02/28	United States	1,924,254	1,919,684

	Diversified Metals & Mining 0.2%
	Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 8/18/30	United States	675,081	678,203

	Diversified Support Services 0.6%
	Forward Air Corp., Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.827%, 12/19/30	United States	1,872,000	1,848,366

	Diversified Telecommunication Services 0.5%
	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.814%, 8/15/28	France	1,161,681	929,710
	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.445%, 3/09/27	United States	708,194	623,654

				1,553,364

	Electric Utilities 0.5%
	Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.58%, 7/31/30	United States	1,293,500	1,293,584
	Talen Energy Supply LLC,
	2023 Term Loan C, 3 mo. USD Term SOFR + 4.50%, 9.826%, 5/17/30	United States	39,788	39,984
	2023 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.826%, 5/17/30	United States	281,020	282,401

				1,615,969

	Electronic Equipment & Instruments 0.3%
	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.574%, 7/27/28	United States	1,377,512	830,819

	Financial Services 1.2%
	Asurion LLC,
	2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 8.692%, 12/23/26	United States	577,614	567,298
	2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.692%, 1/20/29	United States	2,597,666	2,336,484
d	Brookfield WEC Holdings, Inc., 2024 Term Loan, TBD, 1/27/31	United States	1,000,000	1,000,060

				3,903,842

	Food Products 0.8%
	Triton Water Holdings, Inc.,
	Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.814%, 3/31/28	United States	2,295,616	2,274,393
	2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.302%, 3/31/28	United States	207,813	205,800

				2,480,193

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Health Care Providers & Services 7.6%
	ADMI Corp.,
	2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 8.82%, 12/23/27	United States	744,099	$718,986
	2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.195%, 12/23/27	United States	1,344,529	1,301,672
	2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 11.08%, 12/23/27	United States	233,182	233,692
	Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.568%, 2/11/28	United States	2,251,887	2,261,998
	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.409%, 10/01/27	United States	3,248,782	3,118,831
	Global Medical Response, Inc., 2017 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.824%, 3/14/25	United States	497,373	465,770
	Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.445%, 5/05/28	United States	1,944,164	1,956,315
	Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.677%, 11/01/28	United States	2,447,440	2,189,444
	Medline Borrower LP,
d	2024 Term Loan B, TBD, 10/23/28	United States	726,071	728,718
	USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.441%, 10/23/28	United States	1,478,451	1,483,322
	National Mentor Holdings, Inc.,
	2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 9.159%, 3/02/28	United States	40,838	38,541
	2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.07%—9.18%, 3/02/28	United States	1,177,501	1,111,266
	Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.577%, 2/21/31	United States	1,991,602	1,968,231
d	PRA Health Sciences, Inc., USD Term Loan, TBD, 7/03/28	United States	212,801	213,321
	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.587%, 7/09/25	United States	1,718,074	1,667,614
	Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.309%, 9/27/30	United States	1,966,667	1,957,207
	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/01/28	United States	1,714,392	1,642,327
	U.S. Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.702%, 12/15/27	United States	1,858,716	1,864,292

				24,921,547

	Health Care Services 1.2%
	CHG Healthcare Services, Inc.,
	2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.695%, 9/29/28	United States	1,381,739	1,384,475
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.08% -9.093%, 9/29/28	United States	1,089,951	1,094,044
	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.424%, 12/18/28	United States	1,681,161	1,421,632
	Surgery Center Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.829%, 12/19/30	United States	213,675	214,937

				4,115,088

	Health Care Supplies 0.5%
	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 9/29/28	United States	1,592,000	1,593,998

	Home Furnishings 0.5%
	AI Aqua Merger Sub, Inc.,
	2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.072%, 7/31/28	United States	908,813	911,466
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.25%, 4.25% -9.577%, 7/31/28	United States	896,825	901,964

				1,813,430

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Hotels Restaurants & Leisure 1.1%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.077%, 1/27/29	United States	2,034,539	$2,041,853
	Hilton Grand Vacations Borrower LLC,
d	2024 Incremental Term Loan B, TBD, 1/17/31	United States	400,000	401,188
	2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.192%, 8/02/28	United States	1,340,454	1,343,530

				3,786,571

	Household Products 0.0%†
	Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.693%, 12/22/27	United States	168,651	168,777

	Insurance 1.4%
	Acrisure LLC,
	2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.945%, 2/15/27	United States	1,498,097	1,499,034
	2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.695%, 2/15/27	United States	239,248	240,295
	AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.942%, 2/12/27	United States	1,437,268	1,440,372
	Asurion LLC,
	2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 9.427%, 8/19/28	United States	295,500	285,342
	2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.677%, 8/19/28	United States	1,164,916	1,127,056

				4,592,099

	Insurance Brokers 2.3%
	Acrisure LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.83%, 11/06/30	United States	299,250	301,120
	Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.827%, 11/06/30	United States	851,624	855,976
	AssuredPartners, Inc.,
	2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.829%, 2/14/31	United States	500,000	501,250
	2023 Term Loan B4, 1 mo. USD Term SOFR + 3.75%, 9.077%, 2/12/27	United States	1,009,003	1,011,319
	HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.574%, 6/20/30	United States	1,238,671	1,240,523
	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.077%, 2/24/28	United States	1,954,792	1,960,480
d	Truist Insurance Holdings LLC, 1st Lien Term Loan, TBD, 3/24/31	United States	1,739,604	1,738,874

				7,609,542

	Interactive Media & Services 1.6%
	Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 12/06/27	United States	1,665,951	1,617,480
	Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.659%, 8/19/28	United States	995,153	995,775
	MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.58%, 5/03/28	United States	2,789,581	2,776,261

				5,389,516

	Investment Banking & Brokerage 1.7%
	Aretec Group, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.927%, 8/09/30	United States	1,242,019	1,250,558
	Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.577%, 7/29/30	United States	2,465,070	2,465,772
	Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.942%, 1/26/28	United States	1,897,567	1,900,651

				5,616,981

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	IT Services 2.1%
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.059%, 4/09/27	United States	1,141,564	$1,137,363
	Dun & Bradstreet Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.082%, 2/06/26	United States	942,886	943,282
	Nuvei Technologies Corp., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 12/19/30	Canada	1,160,888	1,164,997
	Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.445%, 8/27/25	United States	3,627,108	3,631,189

				6,876,831

	Leisure Equipment & Products 0.5%
	Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.195%, 3/13/28	United States	1,579,273	1,582,922

	Machinery 0.8%
	Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.50%, 9.081%, 7/30/27	Germany	2,082,455	2,091,857
	Vertiv Group Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.937%, 3/02/27	United States	491,647	493,260

				2,585,117

	Media 4.3%
	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.435%, 4/22/26	United States	242,347	203,951
d	Cengage Learning, Inc., 2024 Term Loan B, TBD, 3/15/31	United States	1,903,578	1,904,292
	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/01/28	United States	1,572,178	1,478,508
	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.445%, 5/01/26	United States	1,100,000	962,500
	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.985%–10.192%, 7/28/28	United States	1,967,025	1,972,995
	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.5%, 7.945%, 9/18/26	United States	891,792	893,031
	Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.695%, 9/25/26	United States	2,629,030	2,208,385
	Univision Communications, Inc., 2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.695%, 3/15/26	United States	1,632,127	1,635,195
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 8.69%, 1/31/29	United States	2,470,000	2,449,054
	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.195%, 5/18/25	United States	569,123	569,479

				14,277,390

	Packaged Foods & Meats 0.7%
	Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.312%–9.327%, 2/12/31	United States	1,152,647	1,155,926
d	Primary Products Finance LLC, 2024 Term Loan B, TBD, 4/01/29	United States	1,069,270	1,070,227

				2,226,153

	Passenger Airlines 2.8%
d	Air Canada, 2024 Term Loan B, TBD, 3/14/31	Canada	1,109,762	1,113,236
	American Airlines, Inc.,
	2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 3.50%, 8.775%, 6/04/29	United States	1,900,000	1,908,312
	2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.329%, 4/20/28	United States	1,342,732	1,396,723

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Passenger Airlines (continued)
	Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.427%, 12/11/26	Canada	217,152	$217,390
	United Airlines, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.076%, 2/15/31	United States	1,865,572	1,870,814
	WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.068%, 2/14/31	Canada	2,670,146	2,673,484

				9,179,959

	Personal Care Products 0.6%
	Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.192%, 5/17/28	United States	2,025,365	2,011,026

	Pharmaceuticals 1.7%
	eResearchTechnology, Inc., 2020 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.945%, 2/04/27	United States	1,144,040	1,148,788
	Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.459%, 11/15/27	United States	1,094,286	1,061,933
	Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.433%, 6/02/28	United States	1,282,196	1,287,805
	Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.692%, 11/15/28	United States	1,561,677	1,566,566
	Perrigo Investments LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.68%, 4/20/29	United States	498,734	497,904

				5,562,996

	Real Estate Management & Development 0.7%
	Cushman & Wakefield U.S. Borrower LLC,
	2020 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.195%, 8/21/25	United States	113,707	113,664
	2023 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 1/31/30	United States	297,750	297,286
	2023 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 1/31/30	United States	1,855,239	1,862,196

				2,273,146

	Research & Consulting Services 0.6%
	KUEHG Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.302%, 6/12/30	United States	1,824,558	1,831,865

	Retail REITs 1.1%
	Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.195%, 3/06/28	United States	1,643,492	1,646,459
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.821%, 3/03/28	United States	1,958,289	1,815,706

				3,462,165

	Security & Alarm Services 0.4%
	Prime Security Services Borrower LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.827%, 10/14/30	United States	1,417,288	1,419,783

	Semiconductor Materials & Equipment 0.9%
	MKS Instruments, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.823%, 8/17/29	United States	2,916,263	2,922,650

	Soft Drinks & Non-alcoholic Beverages 0.2%
	Naked Juice LLC, Term Loan, SOFR + 3.25%, 8.659%, 1/24/29	United States	549,802	515,627

	Software 11.8%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/15/29	United States	3,148,598	3,126,715
	Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.309%, 7/06/29	United States	1,753,455	1,760,697
	Cloud Software Group, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.909%, 3/30/29	United States	975,056	971,726

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Software (continued)
	Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/08/28	United States	907,236	$904,968
	ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.064%, 9/29/28	United States	696,438	697,089
	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.195%, 10/16/28	United States	1,731,967	1,702,385
d	Cotiviti Corp., 2024 Term Loan, TBD, 2/21/31	United States	2,682,143	2,678,790
	DCert Buyer, Inc.,
	2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/16/26	United States	2,631,797	2,622,835
	2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.33%, 2/19/29	United States	1,000,000	908,200
	Epicor Software Corp.,
	2020 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.692%, 7/30/27	United States	1,677,373	1,685,198
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.077%, 7/30/27	United States	463,953	466,895
	Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.192%, 12/01/27	United States	923,077	927,697
	Idera, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.206%, 3/02/28	United States	2,262,173	2,257,117
	Ivanti Software, Inc.,
	2021 Add On Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.591%, 12/01/27	United States	137,176	128,316
	2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.839%, 12/01/27	United States	1,666,579	1,563,668
	Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.195%, 10/15/28	United States	870,948	872,290
	Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.574%, 6/02/28	United States	2,257,926	2,238,700
	Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.063%, 10/28/30	United States	1,600,000	1,610,552
	Project Boost Purchaser LLC, 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.945%—9.071%, 5/30/26	United States	1,192,586	1,196,844
	Quest Software U.S. Holdings, Inc., 2022 Term Loan, SOFR + 4.25%, 9.713%, 2/01/29	United States	591,000	451,527
	Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.08%, 11/28/28	United States	1,007,226	1,001,122
	Roper Industrial Products Investment Co. LLC, 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.302%, 11/22/29	United States	1,331,538	1,340,972
	Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.945%, 8/11/28	United States	2,310,561	2,293,001
	UKG, Inc.,
	2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.814%, 2/10/31	United States	1,113,987	1,114,984
	2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.68%, 5/03/27	United States	373,511	377,480
	Waystar Technologies, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 10/22/29	United States	3,951,096	3,965,912

				38,865,680

	Specialty Chemicals 0.1%
	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 11/08/27	United States	475,200	476,771

	Specialty Retail 2.4%
	IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.077%, 12/15/27	United States	1,889,901	1,892,736
	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.821%, 4/15/28	United States	1,962,379	1,768,594
	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 2/11/28	United States	1,306,277	1,304,918

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Franklin Senior Loan ETF (continued)

		Country	Principal Amount*	Value
c	Senior Floating Rate Interests (continued)
	Specialty Retail (continued)
	SRS Distribution, Inc.,
	2022 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 6/02/28	United States	77,955	$78,476
	2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.945%, 6/02/28	United States	367,175	370,137
	Staples, Inc.,
	Term Loan B2, 1 mo. USD LIBOR + 4.50%, 9.94%, 9/12/24	United States	598,429	599,085
	7 Year Term Loan, 1 mo. USD LIBOR + 5.00%, 10.44%, 4/16/26	United States	1,120,428	1,111,515
	Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.692%, 8/03/28	United States	794,919	796,413

				7,921,874

	Systems Software 0.4%
	Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.813%, 8/15/29	United States	1,387,716	1,382,339

	Technology Hardware, Storage & Peripherals 1.1%
	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD Term SOFR + 4.00%, 9.192%, 12/01/27	United States	3,501,547	3,515,921

	Wireless Telecommunication Services 0.7%
	CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.302%, 12/17/27	United States	2,359,629	2,348,881

	Total Floating Rate Loans (Cost $275,415,831)			274,344,251

	Asset-Backed Securities 0.6%
a,e	BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 7.786%, 10/25/30	United States	1,000,000	991,265
a,e	LCM XVIII LP, Series 2018-A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.429%, 4/20/31	United States	1,000,000	996,248

	Total Asset-Backed Securities (Cost $1,996,875)			1,987,513

	Total Investments before Short-Term Investments (Cost $295,704,342)			294,004,142

	Short-Term Investments 14.2%
	U.S. Government & Agency Securities 14.2%
f	Federal Home Loan Bank Discount Notes, 04/1/24	United States	46,790,000	46,763,122

	Total Short-Term Investments (Cost $46,790,000)			46,763,122

	Total Investments (Cost $342,494,342) 103.7%			340,767,264
	Other Assets, less Liabilities (3.7)%			(12,279,824)

	Net Assets 100.0%			$328,487,440

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $19,514,408, representing 5.9% of net assets.

bDefaulted security or security for which income has been deemed uncollectible. See Note 7.

cThe coupon rate shown represents the rate at period end.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fThe security was issued on a discount basis with no stated coupon rate.

See Abbreviations on page 275.

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Consolidated Financial Highlights

Franklin Systematic Style Premia ETF

	Year Ended March 31,

	2024	2023	2022	2021	Period Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.45	$21.25	$19.55	$23.16	$25.00

Income from investment operations[b]:

Net investment income[c]	0.48	0.26	0.14	0.23	0.11

Net realized and unrealized gains (losses)	2.25	0.40	1.82	(2.25)	(1.94)

Total from investment operations	2.73	0.66	1.96	(2.02)	(1.83)

Less distributions from:

Net investment income	(0.26)	(0.46)	(0.26)	(0.05)	(0.01)

Net realized gains	—	—	—	(1.54)	—

Total distributions	(0.26)	(0.46)	(0.26)	(1.59)	(0.01)

Net asset value, end of year	$23.92	$21.45	$21.25	$19.55	$23.16

Total return[d]	12.83%	3.13%	10.09%	(8.70)%	(7.34)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.67%	0.69%	0.73%	1.14%	1.15%

Expenses net of waiver and payments by affiliates	0.65%	0.65%	0.63%	0.65%	0.65%

Net investment income	2.13%	1.21%	0.69%	1.08%	1.67%

Supplemental data

Net assets, end of year (000’s)	$184,154	$91,146	$55,258	$46,927	$50,948

Portfolio turnover rate[f]	180.11%[g]	188.38%[g]	189.89%[g]	171.16%[g]	60.95%[g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	180.11%	188.38%	189.89%	171.16%	60.95%

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FRANKLIN TEMPLETON ETF TRUST

Consolidated Schedule of Investments, March 31, 2024

Franklin Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 53.6%
	Aerospace & Defense 0.8%
	Huntington Ingalls Industries, Inc.	United States	453	$132,036
	Leonardo SpA	Italy	3,058	76,885
a	Rolls-Royce Holdings PLC	United Kingdom	96,567	520,524
	Textron, Inc.	United States	2,173	208,456
	TransDigm Group, Inc.	United States	366	450,766

				1,388,667

	Air Freight & Logistics 0.7%
	Deutsche Post AG	Germany	7,955	342,926
	Expeditors International of Washington, Inc.	United States	1,656	201,320
	FedEx Corp.	United States	2,649	767,521

				1,311,767

	Automobiles 0.8%
	General Motors Co.	United States	10,199	462,525
	Mazda Motor Corp.	Japan	8,300	96,274
	Stellantis NV	United States	24,880	707,900
	Subaru Corp.	Japan	6,600	150,364

				1,417,063

	Banks 1.1%
	Banco Bilbao Vizcaya Argentaria SA	Spain	41,536	495,242
	Banco Santander SA	Spain	77,078	376,389
	Barclays PLC	United Kingdom	170,114	393,690
	Intesa Sanpaolo SpA	Italy	107,472	390,343
	UniCredit SpA	Italy	10,710	406,862

				2,062,526

	Beverages 0.4%
	Asahi Group Holdings Ltd.	Japan	5,400	199,166
	Coca-Cola HBC AG	Switzerland	2,398	75,823
	Kirin Holdings Co. Ltd.	Japan	8,800	121,989
	Molson Coors Beverage Co., Class B	United States	2,329	156,625
a	Monster Beverage Corp.	United States	4,313	255,675

				809,278

	Biotechnology 3.2%
	AbbVie, Inc.	United States	6,501	1,183,832
	Amgen, Inc.	United States	3,131	890,206
	Gilead Sciences, Inc.	United States	13,732	1,005,869
a	Incyte Corp.	United States	2,122	120,890
a	Neurocrine Biosciences, Inc.	United States	1,081	149,091
a	Regeneron Pharmaceuticals, Inc.	United States	1,218	1,172,313
a	United Therapeutics Corp.	United States	573	131,630
a	Vertex Pharmaceuticals, Inc.	United States	2,876	1,202,197

				5,856,028

	Broadline Retail 0.4%
	Dollarama, Inc.	Canada	3,200	244,011
	eBay, Inc.	United States	5,761	304,066
	Next PLC	United Kingdom	1,354	157,908

				705,985

	Building Products 0.7%
a	Builders FirstSource, Inc.	United States	1,472	306,986
	Cie de Saint-Gobain SA	France	5,222	405,668
	Lennox International, Inc.	United States	375	183,285
	Masco Corp.	United States	2,597	204,851

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CONSOLIDATED SCHEDULE OF INVESTMENTS

Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Building Products (continued)
	Owens Corning	United States	999	$166,633

				1,267,423

	Capital Markets 2.5%
	3i Group PLC	United Kingdom	11,025	391,219
	Ameriprise Financial, Inc.	United States	1,143	501,137
	Bank of New York Mellon Corp.	United States	8,575	494,091
	Brookfield Asset Management Ltd., Class A	Canada	2,800	117,731
	Cboe Global Markets, Inc.	United States	1,189	218,455
	Daiwa Securities Group, Inc.	Japan	10,400	79,093
	Deutsche Bank AG	Germany	21,364	336,452
	KKR & Co., Inc.	United States	6,522	655,983
	Partners Group Holding AG	Switzerland	256	366,080
	SEI Investments Co.	United States	1,240	89,156
	State Street Corp.	United States	3,421	264,512
	T Rowe Price Group, Inc.	United States	2,502	305,044
	UBS Group AG	Switzerland	24,189	744,979

				4,563,932

	Chemicals 1.1%
	Asahi Kasei Corp.	Japan	13,700	100,660
	CF Industries Holdings, Inc.	United States	2,123	176,655
	Linde PLC	United States	800	371,456
	LyondellBasell Industries NV, Class A	United States	2,877	294,260
	Mitsubishi Chemical Group Corp.	Japan	15,200	91,996
	Nitto Denko Corp.	Japan	1,600	145,680
	Shin-Etsu Chemical Co. Ltd.	Japan	20,500	891,817

				2,072,524

	Commercial Services & Supplies 0.6%
	Cintas Corp.	United States	672	461,684
a	Copart, Inc.	United States	9,673	560,260

				1,021,944

	Communications Equipment 0.1%
a	F5, Inc.	United States	671	127,215

	Construction Materials 0.4%
	CRH PLC	Ireland	5,198	448,352
	Heidelberg Materials AG	Germany	1,478	162,737
a	James Hardie Industries PLC, CDI	Ireland	3,471	139,514

				750,603

	Consumer Staples Distribution & Retail 1.2%
	Albertsons Cos., Inc., Class A	United States	4,720	101,197
	Alimentation Couche-Tard, Inc.	Canada	11,600	662,698
	Carrefour SA	France	7,075	121,301
	Kroger Co.	United States	7,770	443,900
	Loblaw Cos. Ltd.	Canada	1,200	133,102
	Sysco Corp.	United States	5,673	460,534
	Tesco PLC	United Kingdom	79,964	299,609

				2,222,341

	Containers & Packaging 0.1%
	Packaging Corp. of America	United States	995	188,831

	Diversified Telecommunication Services 1.1%
	AT&T, Inc.	United States	5,539	97,487
	BT Group PLC	United Kingdom	71,203	98,627
	Deutsche Telekom AG	Germany	3,887	94,454

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
	Verizon Communications, Inc.	United States	40,670	$1,706,513

				1,997,081

	Electric Utilities 0.8%
	Chubu Electric Power Co., Inc.	Japan	7,600	99,881
	CLP Holdings Ltd.	Hong Kong	19,000	151,365
	Enel SpA	Italy	91,496	604,653
	Kansai Electric Power Co., Inc.	Japan	8,100	117,450
	Power Assets Holdings Ltd.	Hong Kong	21,000	122,891
	SSE PLC	United Kingdom	8,689	181,110
a	Tokyo Electric Power Co. Holdings, Inc.	Japan	17,600	109,778

				1,387,128

	Electrical Equipment 0.2%
	Mitsubishi Electric Corp.	Japan	22,000	365,152

	Electronic Equipment, Instruments & Components 0.5%
	Jabil, Inc.	United States	1,502	201,193
	TDK Corp.	Japan	4,500	222,436
	TE Connectivity Ltd.	United States	3,522	511,535

				935,164

	Entertainment 0.3%
	Electronic Arts, Inc.	United States	2,851	378,242
a	Live Nation Entertainment, Inc.	United States	1,825	193,030

				571,272

	Financial Services 2.8%
a	Berkshire Hathaway, Inc., Class B	United States	2,791	1,173,671
a	Corpay, Inc.	United States	812	250,535
	Equitable Holdings, Inc.	United States	3,774	143,450
	Mastercard, Inc., Class A	United States	4,020	1,935,911
	ORIX Corp.	Japan	13,600	296,451
a	PayPal Holdings, Inc.	United States	1,510	101,155
	Visa, Inc., Class A	United States	4,371	1,219,859

				5,121,032

	Food Products 0.1%
	Bunge Global SA	United States	1,614	165,467

	Gas Utilities 0.1%
	Hong Kong & China Gas Co. Ltd.	Hong Kong	125,000	94,711
	Tokyo Gas Co. Ltd.	Japan	4,400	102,074

				196,785

	Ground Transportation 1.1%
	CSX Corp.	United States	22,198	822,880
	TFI International, Inc.	Canada	900	143,654
a	Uber Technologies, Inc.	United States	13,445	1,035,131

				2,001,665

	Health Care Equipment & Supplies 0.8%
	Cochlear Ltd.	Australia	326	71,784
a	Hologic, Inc.	United States	2,033	158,493
	Hoya Corp.	Japan	4,000	495,292
a	IDEXX Laboratories, Inc.	United States	961	518,873
	Terumo Corp.	Japan	15,200	274,081

				1,518,523

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Health Care Providers & Services 2.0%
	Cardinal Health, Inc.	United States	2,734	$305,935
a	Centene Corp.	United States	6,146	482,338
	Cigna Group	United States	2,111	766,694
	CVS Health Corp.	United States	9,170	731,399
	Elevance Health, Inc.	United States	2,620	1,358,575
	Fresenius SE & Co. KGaA	Germany	2,253	60,831

				3,705,772

	Health Care Technology 0.2%
a	Veeva Systems, Inc., Class A	United States	1,742	403,604

	Hotels, Restaurants & Leisure 1.3%
a	Airbnb, Inc., Class A	United States	917	151,268
	Booking Holdings, Inc.	United States	390	1,414,873
	Domino’s Pizza, Inc.	United States	396	196,764
a	Expedia Group, Inc.	United States	1,464	201,666
	InterContinental Hotels Group PLC	United Kingdom	1,303	135,665
a	Royal Caribbean Cruises Ltd.	United States	2,669	371,018

				2,471,254

	Household Durables 0.2%
	PulteGroup, Inc.	United States	2,494	300,826

	Household Products 0.4%
	Colgate-Palmolive Co.	United States	5,716	514,726
	Procter & Gamble Co.	United States	1,632	264,792

				779,518

	Independent Power Producers & Energy Traders 0.3%
	RWE AG	Germany	7,293	247,793
	Vistra Corp.	United States	4,067	283,266

				531,059

	Industrial Conglomerates 0.1%
	CK Hutchison Holdings Ltd., Class A	United Kingdom	29,500	142,478
	DCC PLC	Ireland	787	57,265

				199,743

	Industrial REITs 0.2%
	Goodman Group	Australia	19,836	437,535

	Insurance 2.5%
	Aflac, Inc.	United States	6,190	531,473
	Ageas SA	Belgium	2,398	111,104
	AIA Group Ltd.	Hong Kong	122,800	824,530
	American International Group, Inc.	United States	7,891	616,839
	Assurant, Inc.	United States	637	119,909
	Everest Group Ltd.	United States	473	188,018
	Fairfax Financial Holdings Ltd.	Canada	100	107,896
	Fidelity National Financial, Inc.	United States	2,935	155,849
	Great-West Lifeco, Inc.	Canada	4,100	131,248
	Hartford Financial Services Group, Inc.	United States	3,353	345,527
	iA Financial Corp., Inc.	Canada	1,200	74,620
	Loews Corp.	United States	2,113	165,427
	Manulife Financial Corp.	Canada	20,500	512,481
	Power Corp. of Canada	Canada	6,600	185,234
	Sompo Holdings, Inc.	Japan	6,900	145,436
	Sun Life Financial, Inc.	Canada	6,600	360,470

				4,576,061

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Interactive Media & Services 1.2%
a	Alphabet, Inc., Class C	United States	1,549	$235,851
b	Auto Trader Group PLC	United Kingdom	7,296	64,535
a	Match Group, Inc.	United States	3,064	111,162
	Meta Platforms, Inc., Class A	United States	3,818	1,853,944

				2,265,492

	IT Services 1.1%
	Accenture PLC, Class A	United States	2,778	962,883
a	CGI, Inc., Class A	Canada	2,300	253,990
	Cognizant Technology Solutions Corp., Class A	United States	5,687	416,800
a	GoDaddy, Inc., Class A	United States	1,498	177,783
	NEC Corp.	Japan	2,900	210,585

				2,022,041

	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc.	United States	3,347	487,022
a	Avantor, Inc.	United States	7,725	197,528
a	Charles River Laboratories International, Inc.	United States	628	170,157
a	IQVIA Holdings, Inc.	United States	2,057	520,195
	West Pharmaceutical Services, Inc.	United States	472	186,775

				1,561,677

	Machinery 1.1%
	Komatsu Ltd.	Japan	11,000	321,471
	PACCAR, Inc.	United States	5,910	732,190
	Parker-Hannifin Corp.	United States	939	521,887
	Snap-on, Inc.	United States	600	177,732
	Techtronic Industries Co. Ltd.	Hong Kong	14,500	196,571
	Toyota Industries Corp.	Japan	900	93,065

				2,042,916

	Media 0.5%
	Comcast Corp., Class A	United States	21,926	950,492

	Metals & Mining 1.4%
	ArcelorMittal SA	Luxembourg	5,753	158,158
	BHP Group Ltd.	Australia	11,213	323,851
	BlueScope Steel Ltd.	Australia	5,003	77,845
a	Cleveland-Cliffs, Inc.	United States	5,800	131,892
	Fortescue Ltd.	Australia	19,896	333,590
	Glencore PLC	Australia	13,912	76,501
	JFE Holdings, Inc.	Japan	6,900	115,802
	Kinross Gold Corp.	Canada	13,400	82,286
	Nippon Steel Corp.	Japan	9,800	237,513
	Nucor Corp.	United States	2,794	552,933
	Reliance, Inc.	United States	656	219,222
	Steel Dynamics, Inc.	United States	1,766	261,774

				2,571,367

	Multi-Utilities 0.3%
	Centrica PLC	United Kingdom	62,997	101,585
	E.ON SE	Germany	25,443	354,060
	Engie SA	France	6,183	103,570

				559,215

	Oil, Gas & Consumable Fuels 3.2%
	APA Corp.	United States	3,398	116,823
	BP PLC	United Kingdom	146,211	915,563
	Cheniere Energy, Inc.	United States	1,738	280,305

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	ENEOS Holdings, Inc.	Japan	32,800	$158,490
	EOG Resources, Inc.	United States	6,410	819,454
	HF Sinclair Corp.	United States	2,262	136,557
	Inpex Corp.	Japan	11,500	177,844
	Marathon Petroleum Corp.	United States	4,221	850,531
	Ovintiv, Inc.	United States	3,201	166,132
	Phillips 66	United States	4,948	808,206
	Repsol SA	Spain	13,890	231,619
	Suncor Energy, Inc.	Canada	14,500	535,640
	Valero Energy Corp.	United States	3,798	648,281

				5,845,445

	Paper & Forest Products 0.0%†
	Mondi PLC	Austria	3,500	61,700

	Personal Care Products 0.9%
	Beiersdorf AG	Germany	704	102,605
	Kao Corp.	Japan	5,300	197,439
	L’Oreal SA	France	2,697	1,277,682
	Shiseido Co. Ltd.	Japan	4,600	124,403

				1,702,129

	Pharmaceuticals 0.3%
	Chugai Pharmaceutical Co. Ltd.	Japan	5,400	206,017
a	Jazz Pharmaceuticals PLC	United States	700	84,294
	Otsuka Holdings Co. Ltd.	Japan	2,900	120,909
	Viatris, Inc.	United States	13,925	166,264

				577,484

	Professional Services 1.0%
	Broadridge Financial Solutions, Inc.	United States	1,342	274,922
	Leidos Holdings, Inc.	United States	1,501	196,766
	Recruit Holdings Co. Ltd.	Japan	10,400	460,886
	RELX PLC	United Kingdom	7,426	321,202
	Robert Half, Inc.	United States	1,313	104,095
	SS&C Technologies Holdings, Inc.	United States	2,502	161,054
	Verisk Analytics, Inc.	United States	1,625	383,061

				1,901,986

	Real Estate Management & Development 0.3%
	CK Asset Holdings Ltd.	Hong Kong	24,000	98,742
	Daiwa House Industry Co. Ltd.	Japan	6,800	203,445
	Sun Hung Kai Properties Ltd.	Hong Kong	16,500	159,067

				461,254

	Residential REITs 0.2%
	AvalonBay Communities, Inc.	United States	1,603	297,453

	Retail REITs 0.4%
	Link REIT	Hong Kong	28,800	123,826
	Simon Property Group, Inc.	United States	3,674	574,945

				698,771

	Semiconductors & Semiconductor Equipment 2.3%
	NVIDIA Corp.	United States	2,534	2,289,621
	QUALCOMM, Inc.	United States	7,176	1,214,897
	Renesas Electronics Corp.	Japan	18,500	326,435
	STMicroelectronics NV	Switzerland	7,858	338,786

				4,169,739

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software 5.6%
a	Adobe, Inc.	United States	1,822	$919,381
a	Autodesk, Inc.	United States	2,369	616,935
a	Cadence Design Systems, Inc.	United States	1,870	582,094
	Constellation Software, Inc.	Canada	100	273,416
a	DocuSign, Inc.	United States	2,123	126,425
a	Dynatrace, Inc.	United States	3,129	145,311
a	Fair Isaac Corp.	United States	291	363,636
	Intuit, Inc.	United States	2,535	1,647,750
a	Manhattan Associates, Inc.	United States	722	180,666
	Microsoft Corp.	United States	3,117	1,311,384
	Open Text Corp.	Canada	3,100	120,403
a	PTC, Inc.	United States	1,345	254,124
	Sage Group PLC	United Kingdom	8,275	132,288
	Salesforce, Inc.	United States	3,750	1,129,425
a	ServiceNow, Inc.	United States	2,144	1,634,586
a	Synopsys, Inc.	United States	976	557,784
a	Tyler Technologies, Inc.	United States	467	198,480
a	Zoom Video Communications, Inc., Class A	United States	2,657	173,688

				10,367,776

	Specialized REITs 0.4%
	Gaming & Leisure Properties, Inc.	United States	2,961	136,413
	Iron Mountain, Inc.	United States	3,304	265,014
	VICI Properties, Inc.	United States	11,410	339,904

				741,331

	Specialty Retail 0.9%
	Best Buy Co., Inc.	United States	2,274	186,536
	Home Depot, Inc.	United States	2,000	767,200
	TJX Cos., Inc.	United States	6,993	709,230

				1,662,966

	Textiles, Apparel & Luxury Goods 0.5%
a	Deckers Outdoor Corp.	United States	294	276,730
a	Lululemon Athletica, Inc.	United States	1,295	505,892
	Pandora AS	Denmark	949	153,140

				935,762

	Trading Companies & Distributors 1.6%
	ITOCHU Corp.	Japan	13,800	589,585
	Marubeni Corp.	Japan	16,800	291,831
	Mitsubishi Corp.	Japan	39,100	900,867
	Mitsui & Co. Ltd.	Japan	15,000	704,285
	Sumitomo Corp.	Japan	12,100	291,977
	Toyota Tsusho Corp.	Japan	1,800	122,085

				2,900,630

	Transportation Infrastructure 0.1%
b	Aena SME SA	Spain	830	163,548

	Water Utilities 0.1%
	American Water Works Co., Inc.	United States	2,163	264,340

	Wireless Telecommunication Services 0.3%
	KDDI Corp.	Japan	8,200	242,839
	Vodafone Group PLC	United Kingdom	256,041	227,898

				470,737
	Total Common Stocks (Cost $77,818,782)			98,627,019

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Franklin Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Warrant 0.0%†
	Software 0.0%†
a,c	Constellation Software, Inc.	Canada	100	$—

	Total Investments before Short-Term Investments (Cost $77,818,782)			98,627,019

	Short-Term Investments 37.6%
	Money Market Funds 37.6%
d	State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	69,289,804	69,289,804

	Total Short-Term Investments (Cost $69,289,804)			69,289,804

	Total Investments (Cost $147,108,586) 91.2%			167,916,823
	Other Assets, less Liabilities 8.8%			16,237,076

	Net Assets 100.0%			$184,153,899

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $228,083, representing 0.1% of net assets.

cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

dRate shown is one-day yield as of the end of the reporting period.

At March 31, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding. See Note 1(c).

Centrally Cleared Credit Default Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	April 11, 2024	73,593	—

At March 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	7,238,243	$4,809,689	6/20/24	$77,081	$—
Brazilian Real	MSCO	Buy	30,582,573	6,097,491	6/20/24	—	(32,570)
Canadian Dollar	MSCO	Sell	6,120,039	4,551,900	6/20/24	24,269	—
Czech Koruna	MSCO	Sell	62,929,837	2,723,113	6/20/24	35,052	—
Euro	MSCO	Sell	75,890	83,371	6/20/24	1,148	—
Great British Pound	MSCO	Sell	1,327,939	1,701,507	6/20/24	23,275	—
Hungarian Forint	MSCO	Buy	1,534,485,620	4,227,799	6/20/24	—	(40,605)
Israeli Shekel	MSCO	Sell	2,506,504	692,300	6/20/24	5,854	—
Japanese Yen	MSCO	Sell	66,357,975	455,283	6/20/24	11,506	—
Mexican Peso	MSCO	Buy	38,092,466	2,252,936	6/20/24	10,595	—
New Zealand Dollar	MSCO	Buy	5,427,003	3,350,398	6/20/24	—	(104,084)
Norwegian Krone	MSCO	Buy	14,604,993	1,398,082	6/20/24	—	(49,315)
Polish Zloty	MSCO	Buy	32,776,735	8,356,605	6/20/24	—	(144,016)
South African Rand	MSCO	Buy	68,101,047	3,625,712	6/20/24	—	(52,401)
South Korean Won	MSCO	Sell	9,088,979,026	6,930,771	6/20/24	150,576	—
Swedish Krona	MSCO	Buy	46,268,220	4,536,655	6/20/24	—	(195,523)

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Franklin Systematic Style Premia ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	MSCO	Sell	3,880,102	$4,452,237	6/20/24	$106,941	$—

Total Forward Exchange Contracts						$446,297	$(618,514)

Net unrealized appreciation (depreciation)							$(172,217)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude, April	Long	22	$1,914,000	4/30/24	$60,242
Cocoa, May	Long	52	5,078,320	5/15/24	2,154,006
Coffee ’C’, May	Long	13	920,644	5/20/24	8,212
Cotton No. 2, May	Long	76	3,472,440	5/08/24	(100,884)
Gasoline Rbob, April	Long	26	2,970,895	4/30/24	50,737
Gold 100 Ounce, June	Long	3	671,520	6/26/24	15,533
Live Cattle, June	Long	45	3,244,500	6/28/24	(97,573)
Low Sulphur Gasoil, May	Long	19	1,535,200	5/10/24	(20,483)
NY Harbor ULSD, April	Long	14	1,542,148	4/30/24	(33,671)
WTI Crude, April	Long	35	2,910,950	4/22/24	100,477
Copper, May	Short	9	901,575	5/29/24	(63,697)
Corn, May	Short	153	3,381,300	5/14/24	15,146
Lean Hogs, June	Short	38	1,542,040	6/14/24	(703)
Natural Gas, April	Short	125	2,203,750	4/26/24	51,071
Platinum, July	Short	13	598,715	7/29/24	13,088
Silver, May	Short	7	872,060	5/29/24	(76,699)
Soybean Meal, May	Short	106	3,579,620	5/14/24	90,515
Soybean, May	Short	99	2,848,230	5/14/24	(46,881)
Soybean, May	Short	61	3,634,075	5/14/24	20,152
Sugar No. 11, April	Short	10	252,224	4/30/24	(5,428)
Wheat, May	Short	125	3,501,562	5/14/24	(65,846)
Interest rate contracts
U.S. Treasury 10 Yr. Note	Long	194	21,494,594	6/18/24	9,574
Index Contracts
Canada 10 Year Bond	Long	29	2,578,873	6/19/24	3,381
EURO STOXX 50 Index	Long	250	13,621,499	6/21/24	186,670
Euro-BTP	Long	46	5,912,416	6/06/24	21,938
FTSE/MIB Index	Long	99	18,289,199	6/21/24	407,223
Hang Seng Index	Long	13	1,376,167	4/29/24	(1,708)
IBEX 35 Index	Long	120	14,342,960	4/19/24	652,899
Long Gilt	Long	97	12,246,172	6/26/24	125,130
Mex Bolsa Index	Long	207	7,239,131	6/21/24	99,915
OMXS30 Index	Long	393	9,278,646	4/19/24	42,775
Australian 10 Year Bond	Short	63	4,791,406	6/17/24	(34,895)
CAC 40 10 Euro	Short	103	9,147,821	4/19/24	(20,711)
DAX Index, June	Short	18	9,125,135	6/21/24	(229,256)
Euro-Bund	Short	65	9,363,275	6/06/24	(73,079)
Euro-OAT	Short	51	7,059,603	6/06/24	2,741
FTSE 100 Index	Short	75	7,568,130	6/21/24	(176,786)

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Franklin Systematic Style Premia ETF (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts (continued)
FTSE/JSE Africa Top40 Index	Short	119	$4,331,540	6/20/24	$(120,438)
Nikkei 225 Mini	Short	7	1,868,116	6/13/24	(29,688)
S&P/TSX 60 Index	Short	69	13,679,158	6/20/24	(73,661)
S+P500 E-Mini	Short	34	9,024,450	6/21/24	(110,296)
SPI 200 Index	Short	105	13,616,485	6/20/24	(315,771)

Total Futures Contracts					$2,433,271

*As of year end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2024, expiration date 04/11/24:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 3.46%
Aptiv PLC	United States	(3,884)	$(309,361)
Dr Ing Hc F Porsche AG	Germany	(1,437)	(143,215)
Ford Motor Co.	United States	(55,290)	(734,251)
Lear Corp.	United States	(699)	(101,271)
Porsche Automobil Holding SE	Germany	(2,026)	(107,479)
Renault SA	France	(2,496)	(126,144)
Rivian Automotive, Inc.	United States	(9,227)	(101,036)
Tesla, Inc.	United States	(3,198)	(562,176)
Volkswagen AG	Germany	(2,729)	(362,049)

			(2,546,982)

Banks 8.25%
AIB Group PLC	Ireland	(20,593)	(104,619)
Bank of America Corp.	United States	(31,799)	(1,205,818)
Bank of Ireland Group PLC	Ireland	(14,213)	(145,058)
Bank of Montreal	Canada	(9,800)	(957,731)
Citizens Financial Group, Inc.	United States	(6,376)	(231,385)
DNB Bank ASA	Norway	(12,755)	(252,899)
FinecoBank Banca Fineco SpA	Italy	(8,423)	(126,310)
Huntington Bancshares, Inc.	United States	(20,002)	(279,028)
M&T Bank Corp.	United States	(1,976)	(287,389)
PNC Financial Services Group, Inc.	United States	(5,445)	(879,912)
Regions Financial Corp.	United States	(12,893)	(271,269)
Resona Holdings, Inc.	Japan	(29,600)	(185,859)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(9,200)	(201,088)
Swedbank AB	Sweden	(11,582)	(229,959)
Truist Financial Corp.	United States	(18,295)	(713,139)

			(6,071,463)

Capital Goods 11.80%
3M Co.	United States	(4,550)	(482,619)
Alfa Laval AB	Sweden	(3,811)	(149,979)
Ashtead Group PLC	United Kingdom	(6,045)	(430,690)
Epiroc AB, A	Sweden	(8,804)	(165,580)
Epiroc AB, B	Sweden	(5,211)	(88,356)
FANUC Corp.	Japan	(13,500)	(373,303)
Honeywell International, Inc.	United States	(5,742)	(1,178,546)
IDEX Corp.	United States	(1,028)	(250,853)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Capital Goods (continued)
IMCD NV	Netherlands	(777)	$(137,077)
Johnson Controls International PLC	United States	(9,200)	(600,944)
Kone Oyj	Finland	(4,642)	(216,276)
L3Harris Technologies, Inc.	United States	(2,593)	(552,568)
Metso Corp.	Finland	(9,071)	(107,812)
Nibe Industrier AB	Sweden	(20,579)	(101,157)
Northrop Grumman Corp.	United States	(1,954)	(935,302)
Quanta Services, Inc.	United States	(2,014)	(523,237)
Sandvik AB	Sweden	(14,498)	(322,295)
Siemens Energy AG	Germany	(7,169)	(131,662)
SKF AB, B	Sweden	(4,393)	(89,770)
Spirax-Sarco Engineering PLC	United Kingdom	(1,004)	(127,464)
Stanley Black & Decker, Inc.	United States	(2,098)	(205,457)
The Boeing Co.	United States	(5,848)	(1,128,606)
Vestas Wind Systems A/S	Denmark	(13,950)	(389,828)

			(8,689,381)

Commercial & Professional Services 1.80%
Computershare Ltd.	Australia	(7,544)	(128,506)
Element Fleet Management Corp.	Canada	(5,300)	(85,732)
Gfl Environmental, Inc.	Canada	(3,200)	(110,454)
RB Global, Inc.	Canada	(2,500)	(190,597)
Rentokil Initial PLC	United Kingdom	(35,257)	(210,087)
Waste Connections, Inc.	Canada	(3,500)	(602,035)

			(1,327,411)

Consumer Discretionary Distribution & Retail 1.63%
Burlington Stores, Inc.	United States	(891)	(206,881)
CarMax, Inc.	United States	(2,131)	(185,632)
Etsy, Inc.	United States	(1,329)	(91,329)
H & M AB, B	Sweden	(8,577)	(140,038)
Prosus NV	China	(18,424)	(578,532)

			(1,202,412)

Consumer Durables & Apparel 1.77%
Hasbro, Inc.	United States	(1,750)	(98,910)
Kering SA	France	(947)	(374,688)
Sony Group Corp.	Japan	(9,700)	(832,234)

			(1,305,832)

Consumer Services 1.65%
Caesars Entertainment, Inc.	United States	(2,922)	(127,808)
Entain PLC	United Kingdom	(9,079)	(91,454)
Evolution AB	Sweden	(2,395)	(298,037)
Flutter Entertainment PLC	United Kingdom	(2,414)	(481,514)
Lottery Corp., Ltd.	Australia	(29,886)	(100,413)
Vail Resorts, Inc.	United States	(520)	(115,871)

			(1,215,097)

Consumer Staples Distribution & Retail 1.44%
Dollar General Corp.	United States	(2,968)	(463,186)
Dollar Tree, Inc.	United States	(2,845)	(378,812)
Walgreens Boots Alliance, Inc.	United States	(9,898)	(214,687)

			(1,056,685)

Energy 8.68%
Aker BP ASA	Norway	(4,351)	(108,208)
Chevron Corp.	United States	(5,707)	(900,222)
Enbridge, Inc.	Canada	(28,800)	(1,041,759)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Energy (continued)
Equinor ASA	Norway	(12,431)	$(328,175)
Hess Corp.	United States	(3,732)	(569,653)
Kinder Morgan, Inc.	United States	(27,342)	(501,452)
Neste Oyj	Finland	(5,671)	(153,730)
Pembina Pipeline Corp.	Canada	(7,500)	(264,973)
Santos Ltd.	Australia	(45,458)	(229,840)
Schlumberger NV	United States	(19,300)	(1,057,833)
TC Energy Corp.	Canada	(14,000)	(563,207)
Texas Pacific Land Corp.	United States	(240)	(138,842)
Woodside Energy Group Ltd.	Australia	(26,646)	(530,207)

			(6,388,101)

Equity Real Estate Investment Trusts (REITs) 4.74%
Alexandria Real Estate Equities, Inc.	United States	(2,233)	(287,856)
Boston Properties, Inc.	United States	(2,032)	(132,710)
Camden Property Trust	United States	(1,472)	(144,845)
Essex Property Trust, Inc.	United States	(886)	(216,902)
Extra Space Storage, Inc.	United States	(2,818)	(414,246)
Healthpeak Properties, Inc.	United States	(7,762)	(145,537)
Invitation Homes, Inc.	United States	(8,256)	(293,996)
Kimco Realty Corp.	United States	(9,254)	(181,471)
Realty Income Corp.	United States	(11,275)	(609,977)
SBA Communications Corp., REIT	United States	(1,464)	(317,249)
Segro PLC	United Kingdom	(17,433)	(199,037)
Sun Communities, Inc.	United States	(1,683)	(216,400)
UDR, Inc.	United States	(4,359)	(163,070)
WP Carey, Inc.	United States	(2,999)	(169,264)

			(3,492,560)

Financial Services 7.52%
Adyen NV	Netherlands	(300)	(508,032)
Ally Financial, Inc.	United States	(3,138)	(127,371)
Annaly Capital Management, Inc.	United States	(6,810)	(134,089)
ASX Ltd.	Australia	(2,647)	(114,701)
Charles Schwab Corp.	United States	(17,196)	(1,243,959)
Coinebase Global, Inc., A	United States	(2,254)	(597,580)
Edenred SE	France	(3,351)	(179,000)
EQT AB	Sweden	(4,953)	(156,845)
Fidelity National Information Services, Inc.	United States	(8,083)	(599,597)
Jack Henry & Associates, Inc.	United States	(1,009)	(175,294)
London Stock Exchange Group PLC	United Kingdom	(5,671)	(679,853)
Nasdaq, Inc.	United States	(4,702)	(296,696)
Square, Inc., A	United States	(7,179)	(607,200)
Toast, Inc.	United States	(4,553)	(113,461)

			(5,533,678)

Food, Beverage & Tobacco 2.51%
Darling Ingredients, Inc.	United States	(2,180)	(101,392)
Heineken NV	Netherlands	(3,891)	(375,432)
Hormel Foods Corp.	United States	(4,104)	(143,189)
Kerry Group PLC	Ireland	(2,143)	(183,859)
Keurig Dr Pepper, Inc.	United States	(4,218)	(129,366)
McCormick & Co, Inc.	United States	(3,419)	(262,613)
Mowi ASA	Norway	(6,623)	(121,458)
Pernod Ricard SA	France	(2,732)	(442,436)
Treasury Wine Estates Ltd.	Australia	(11,117)	(90,296)

			(1,850,041)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Health Care Equipment & Services 4.53%
Baxter International, Inc.	United States	(7,058)	$(301,659)
Coloplast A/S	Denmark	(1,695)	(228,831)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(7,801)	(119,687)
Henry Schein, Inc.	United States	(1,802)	(136,087)
Humana, Inc.	United States	(1,667)	(577,982)
Insulet Corp.	United States	(924)	(158,374)
Quest Diagnostics, Inc.	United States	(1,515)	(201,662)
Ramsay Health Care Ltd.	Australia	(2,586)	(95,338)
ResMed, Inc.	United States	(2,005)	(397,050)
Sonic Healthcare Ltd.	Australia	(6,259)	(120,092)
UnitedHealth Group, Inc.	United States	(2,015)	(996,820)

			(3,333,582)

Household & Personal Products 0.27%
Essity AB, B	Sweden	(8,220)	(195,418)

Insurance 1.68%
ASR Nederland NV	Netherlands	(2,166)	(106,180)
Cincinnati Financial Corp.	United States	(2,133)	(264,855)
Markel Corp.	United States	(172)	(261,694)
Prudential PLC	Hong Kong	(34,872)	(327,307)
Suncorp Group Ltd.	Australia	(16,985)	(181,507)
Tryg A/S	Denmark	(4,710)	(96,976)

			(1,238,519)

Materials 7.60%
Albemarle Corp.	United States	(1,593)	(209,862)
Anglo American PLC	United Kingdom	(17,487)	(431,161)
Antofagasta PLC	United Kingdom	(5,262)	(135,537)
Ball Corp.	United States	(4,305)	(289,985)
Boliden AB	Sweden	(3,648)	(101,413)
Corteva, Inc.	United States	(9,561)	(551,383)
Croda International PLC	United Kingdom	(1,872)	(115,923)
First Quantum Minerals Ltd.	Canada	(9,600)	(103,289)
FMC Corp.	United States	(1,700)	(108,290)
Franco-Nevada Corp.	Canada	(2,600)	(310,098)
Freeport-McMoRan, Inc.	United States	(19,408)	(912,564)
Ivanhoe Mines Ltd.	Canada	(8,700)	(103,892)
Mineral Resources Ltd.	Australia	(2,427)	(112,214)
Newmont Corp.	United States	(15,819)	(566,953)
Norsk Hydro ASA	Norway	(18,011)	(98,617)
Northern Star Resources Ltd.	Australia	(16,156)	(152,516)
Novozymes A/S	Denmark	(4,966)	(291,352)
Pilbara Minerals Ltd.	Australia	(38,166)	(95,365)
SIG Group AG	Switzerland	(4,218)	(93,660)
South32 Ltd.	Australia	(63,332)	(123,953)
Stora Enso Oyj	Finland	(7,863)	(109,420)
Svenska Cellulosa AB	Sweden	(8,051)	(123,710)
Symrise AG	Germany	(1,781)	(213,410)
Teck Resources Ltd., B	Canada	(5,300)	(242,823)

			(5,597,390)

Media & Entertainment 3.01%
Charter Communications, Inc., A	United States	(1,262)	(366,775)
Informa PLC	United Kingdom	(18,603)	(195,334)
Liberty Broadband Corp.	United States	(1,592)	(91,110)
ROBLOX Corp.	United States	(5,812)	(221,902)
Roku, Inc.	United States	(1,688)	(110,007)
Sea Ltd., ADR	Singapore	(5,100)	(273,921)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Media & Entertainment (continued)
Trade Desk, Inc.	United States	(6,230)	$(544,626)
Warner Bros Discovery, Inc.	United States	(31,357)	(273,747)
WPP PLC	United Kingdom	(14,515)	(138,181)

			(2,215,603)

Pharmaceuticals, Biotechnology & Life Sciences 8.08%
Alnylam Pharmaceuticals, Inc.	United States	(1,759)	(262,883)
Argenx SE	Netherlands	(816)	(322,637)
Astellas Pharma, Inc.	Japan	(24,900)	(270,396)
AstraZeneca PLC	United Kingdom	(8,021)	(1,081,951)
Bayer AG	Germany	(13,441)	(412,698)
BioMarin Pharmaceutical, Inc.	United States	(1,842)	(160,880)
Catalent, Inc.	United States	(2,241)	(126,504)
Eisai Co. Ltd.	Japan	(3,200)	(131,430)
Illumina, Inc.	United States	(2,233)	(306,636)
Johnson & Johnson	United States	(3,829)	(605,710)
Merck KGaA	Germany	(1,709)	(301,960)
Moderna, Inc.	United States	(4,006)	(426,879)
Pfizer, Inc.	United States	(39,485)	(1,095,709)
Roche Holding AG	Switzerland	(428)	(115,470)
Sartorius Stedim Biotech	France	(393)	(112,179)
UCB SA	Belgium	(1,750)	(216,216)

			(5,950,138)

Real Estate Management & Development 0.72%
CoStar Group, Inc.	United States	(5,488)	(530,141)

Semiconductors & Semiconductor Equipment 5.20%
ASM International NV	Netherlands	(665)	(406,430)
Enphase Energy, Inc.	United States	(2,008)	(242,928)
Entegris, Inc.	United States	(2,098)	(294,853)
First Solar, Inc.	United States	(1,400)	(236,320)
Lattice Semiconductor Corp.	United States	(1,905)	(149,028)
Marvell Technology, Inc.	United States	(14,064)	(996,856)
Qorvo, Inc.	United States	(1,069)	(122,753)
Teradyne, Inc.	United States	(2,133)	(240,666)
Texas Instruments, Inc.	United States	(6,541)	(1,139,508)

			(3,829,342)

Software & Services 2.46%
Cloudflare, Inc., A	United States	(4,232)	(409,784)
Dassault Systemes SE	France	(9,158)	(405,912)
MongoDB, Inc.	United States	(1,089)	(390,559)
Okta Inc., A	United States	(2,237)	(234,035)
Twilio, Inc., A	United States	(2,320)	(141,868)
Unity Software, Inc.	United States	(3,567)	(95,239)
WiseTech Global Ltd.	Australia	(2,222)	(136,193)

			(1,813,590)

Technology Hardware & Equipment 4.98%
Apple, Inc.	United States	(5,777)	(990,640)
Corning, Inc.	United States	(11,023)	(363,318)
Halma PLC	United Kingdom	(5,196)	(155,432)
Hexagon AB	Sweden	(27,239)	(322,763)
Keyence Corp.	Japan	(2,400)	(1,102,752)
Omron Corp.	Japan	(2,500)	(89,382)
Telefonaktiebolaget LM Ericsson	Sweden	(39,294)	(211,820)
Trimble, Inc.	United States	(3,364)	(216,507)

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Franklin Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Technology Hardware & Equipment (continued)
Zebra Technologies Corp.	United States	(711)	$(214,324)

			(3,666,938)

Telecommunication Services 1.27%
Cellnex Telecom SA	Spain	(6,396)	(226,365)
Elisa Oyj	Finland	(1,957)	(87,396)
Rogers Communications, Inc.	Canada	(5,000)	(205,062)
Singapore Telecommunications Ltd.	Singapore	(112,100)	(210,146)
Telenor ASA	Norway	(8,784)	(97,770)
TELUS Corp.	Canada	(6,800)	(108,890)

			(935,629)

Transportation 1.32%
DSV A/S	Denmark	(2,373)	(385,507)
Kuehne + Nagel International AG	Switzerland	(737)	(205,382)
Transurban Group	Australia	(43,866)	(381,194)

			(972,083)

Utilities 3.63%
Alliant Energy Corp.	United States	(3,522)	(177,509)
APA Group	Australia	(17,482)	(95,918)
Dominion Energy, Inc.	United States	(11,729)	(576,949)
DTE Energy Co.	United States	(2,456)	(275,416)
EDP - Energias de Portugal SA	Portugal	(45,131)	(175,957)
NextEra Energy, Inc.	United States	(10,749)	(686,969)
Origin Energy Ltd.	Australia	(23,441)	(140,695)
Orsted AS	Denmark	(2,692)	(149,830)
Public Service Enterprise Group, Inc.	United States	(4,129)	(275,735)
Severn Trent PLC	United Kingdom	(3,737)	(116,603)

			(2,671,581)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(73,629,597)

See Note 9 regarding other derivative information.

See Abbreviations on page 275

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Core Bond ETF

	Year Ended March 31,				Period Ended March 31, 2020[a]
	2024	2023	2022	2021

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.74	$23.43	$25.14	$25.44	$25.00

Income from investment operations[b]:

Net investment income[c]	0.76	0.55	0.45	0.51	0.29

Net realized and unrealized gains (losses)	(0.41)	(1.70)	(1.61)	0.03	0.49

Total from investment operations	0.35	(1.15)	(1.16)	0.54	0.78

Less distributions from:

Net investment income	(0.76)	(0.54)	(0.50)	(0.65)	(0.31)

Net realized gains	—	—	(0.05)	(0.19)	(0.03)

Total distributions	(0.76)	(0.54)	(0.55)	(0.84)	(0.34)

Net asset value, end of year	$21.33	$21.74	$23.43	$25.14	$25.44

Total return[d]	1.69%	(4.88)%	(4.72)%	2.07%	3.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.16%	0.17%	0.19%

Expenses net of waiver and payments by affiliates	0.15%	0.14%	0.15%	0.15%	0.15%

Net investment income	3.60%	2.51%	1.80%	1.95%	2.14%

Supplemental data

Net assets, end of year (000’s)	$1,776,612	$1,511,691	$1,509,961	$1,460,597	$853,532

Portfolio turnover rate[f]	37.74% [g]	68.70% [g]	69.88% [g]	90.99% [g]	126.68% [g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	37.74%	68.70%	69.88%	90.99%	126.68%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 30.0%
	Aerospace & Defense 0.5%
	Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$3,712,654
	Northrop Grumman Corp., 4.03%, 10/15/47	United States	7,400,000	6,056,811

				9,769,465

	Agriculture 0.9%
	Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000	4,544,323
a	Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000	4,099,524
a	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,818,512
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,631,116

				16,093,475

	Airlines 0.6%
	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,969,776	3,590,916
a	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	4,492,040	4,447,238
	United Airlines Pass-Through Trust,
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	827,684	735,799
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	59,897	59,761
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,334,400	1,313,805

				10,147,519

	Apparel 0.2%
	Tapestry, Inc., 7.85%, 11/27/33	United States	2,500,000	2,715,422

	Auto Manufacturers 0.1%
a	Hyundai Capital America, 5.35%, 3/19/29	United States	885,000	888,708

	Banks 6.4%
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,282,330
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,587,511
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	7,774,008
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,680,411
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000	1,006,897
a	BNP Paribas SA, 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000	2,157,885
a	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,376,871
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,459,616
	4.125%, 7/25/28	United States	2,300,000	2,205,535
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,530,870
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,723,232
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,781,226
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,392,669
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	4,844,571
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,666,915
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,084,290
	0.976% to 5/24/24, FRN thereafter, 5/24/25	United Kingdom	4,800,000	4,763,248
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,372,266
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,729,234
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000	1,630,215
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000	1,611,986

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	$2,430,934
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,760,494
	Morgan Stanley,
	2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	4,000,000	3,268,616
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,945,202
	3.95%, 4/23/27	United States	3,600,000	3,476,920
	5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	1,009,318
	PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,060,038
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	2,928,147
a	Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	3,940,134
	Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	4,657,353
	Truist Financial Corp., 5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000	3,870,251
a	UBS Group AG, 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	554,048
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,108,504
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	6,000,000	5,207,753
	4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,580,006
	5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	2,250,000	2,245,909

				113,705,413

	Banks 0.8%
a	ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,119,304
a	BNP Paribas SA, 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000	4,402,273
a	Danske Bank AS, 5.705% to 3/01/29, FRN thereafter, 3/01/30	Denmark	4,000,000	4,027,127
	JPMorgan Chase & Co., 5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000	1,305,574
	U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,709,682
	UBS Group AG, 4.55%, 4/17/26	Switzerland	950,000	935,058

				13,499,018

	Beverages 0.3%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	1,800,000	1,741,161
	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	Belgium	4,000,000	3,562,686

				5,303,847

	Biotechnology 0.9%
	Amgen, Inc.,
	4.663%, 6/15/51	United States	2,000,000	1,772,696
	5.25%, 3/02/33	United States	3,400,000	3,430,140
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	474,337
	Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	3,006,233
	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	4,000,000	3,275,294
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	4,156,637

				16,115,337

	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,221,487

	Commercial Services & Supplies 0.3%
a	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	600,000	599,666
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,894,410

				4,494,076

	Diversified Telecommunication Services 0.8%
	America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,362,011
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,643,023

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Diversified Telecommunication Services (continued)
	Verizon Communications, Inc.,
	1.75%, 1/20/31	United States	5,000,000	$4,060,172
	2.85%, 9/03/41	United States	3,900,000	2,809,820

				13,875,026

	Electric 0.9%
	Constellation Energy Generation LLC, 6.125%, 1/15/34	United States	1,050,000	1,109,465
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,769,795
	Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,361,950
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	505,829
a	Electricite de France SA, 5.70%, 5/23/28	France	600,000	608,951
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,137,782
	Xcel Energy, Inc., 5.45%, 8/15/33	United States	3,300,000	3,282,020

				15,775,792

	Electric Utilities 1.9%
	Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	1,050,148
a	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,182,211
	Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,778,512
a	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,972,600
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,545,636
	[a] 2.25%, 7/12/31	Netherlands	3,500,000	2,835,692
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,246,174
	Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,296,796
	MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	846,327
a	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	635,399
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,566,502
	Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	3,950,069

				33,906,066

	Electronic Equipment, Instruments & Components 0.3%
	Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	2,920,766
	Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,552,095

				5,472,861

	Energy Equipment & Services 0.3%
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,374,894
	MPLX LP, 2.65%, 8/15/30	United States	2,500,000	2,151,500

				5,526,394

	Entertainment 0.2%
	Warnermedia Holdings, Inc.,
	4.279%, 3/15/32	United States	3,000,000	2,681,234
	4.054%, 3/15/29	United States	900,000	842,786

				3,524,020

	Financial Services 0.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,949,734

	Food 0.5%
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	United States	3,700,000	3,647,504
	Sysco Corp., 5.95%, 4/01/30	United States	4,600,000	4,797,647

				8,445,151

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food Products 0.1%
	Kraft Heinz Foods Co., 3.75%, 4/01/30	United States	2,000,000	$1,877,193

	Ground Transportation 0.2%
	Burlington Northern Santa Fe LLC,
	4.90%, 4/01/44	United States	1,100,000	1,046,394
	4.15%, 4/01/45	United States	2,300,000	1,965,507
	CSX Corp., 4.25%, 11/01/66	United States	1,000,000	809,138

				3,821,039

	Health Care Providers & Services 1.6%
	CVS Health Corp., 4.875%, 7/20/35	United States	1,400,000	1,347,286
	Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,904,307
	HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	5,756,323
	IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,403,554
	Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	5,830,358
	STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,269,379
	UnitedHealth Group, Inc.,
	2.00%, 5/15/30	United States	3,000,000	2,550,883
	3.05%, 5/15/41	United States	2,500,000	1,893,809

				28,955,899

	Health Care Services 0.2%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,273,817

	Healthcare-Products 0.8%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,290,968
	Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,287,188
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	4,200,000	4,412,124

				14,990,280

	Home Builders 0.1%
	Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	2,800,000	2,613,614

	Household Products 0.1%
	Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	2,500,000	2,254,478

	Insurance 2.4%
a	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,597,554
	Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,172,376
	Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	2,011,746
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,500,000	2,023,434
	Corebridge Financial, Inc.,
	3.90%, 4/05/32	United States	1,500,000	1,350,614
	[a] 6.05%, 9/15/33	United States	2,400,000	2,474,588
a	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,051,411
a	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,141,461
	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49	United States	3,000,000	2,795,979
	MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	1,158,639
a	Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,351,045
a	New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,185,344
	Progressive Corp., 3.70%, 3/15/52	United States	3,000,000	2,343,888
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,125,134
a	RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,107,211
a	Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,519,392

				43,409,816

	Internet Software & Services 0.1%
a,b	Tencent Holdings Ltd., 3.925%, 1/19/38	Cayman Islands	2,000,000	1,717,314

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	IT Services 0.3%
	Fiserv, Inc.,
	3.50%, 7/01/29	United States	1,800,000	$1,676,791
	2.65%, 6/01/30	United States	4,700,000	4,095,838

				5,772,629

	Lodging 0.1%
	Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,385,233

	Media 1.2%
	Charter Communications Operating LLC/Charter Communications
	Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	4,099,213
	3.50%, 3/01/42	United States	1,500,000	1,001,851
	Comcast Corp.,
	4.25%, 1/15/33	United States	4,000,000	3,789,046
	1.50%, 2/15/31	United States	3,000,000	2,423,421
	Fox Corp., 6.50%, 10/13/33	United States	5,100,000	5,404,022
	NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	977,662
	Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	3,323,873

				21,019,088

	Metals & Mining 0.1%
a	Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	920,697

	Multi-Utilities 0.2%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	3,000,000	2,931,640

	Oil & Gas 0.9%
	BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	5,265,498
	ConocoPhillips Co., 5.05%, 9/15/33	United States	6,000,000	6,058,193
a	Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,271,075

				15,594,766

	Oil, Gas & Consumable Fuels 0.6%
a	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,019,114
	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	United States	2,200,000	2,200,919
a	Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	859,392
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,874,659

				10,954,084

	Packaging & Containers 0.2%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,017,299

	Paper & Forest Products 0.1%
	Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,080,767

	Pharmaceuticals 1.5%
	AbbVie, Inc.,
	4.05%, 11/21/39	United States	3,000,000	2,672,901
	4.75%, 3/15/45	United States	1,000,000	942,514
a	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,179,589
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	3,200,000	2,837,374
	2.55%, 11/13/50	United States	6,000,000	3,696,270
	Cigna Group, 4.90%, 12/15/48	United States	3,300,000	3,008,117
	CVS Health Corp., 1.875%, 2/28/31	United States	6,000,000	4,892,206
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,674,662
	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	Japan	2,600,000	2,205,452

				27,109,085

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines 0.6%
a	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	$2,720,968
	Energy Transfer LP,	United States	5,800,000	6,126,410
	6.40%, 12/01/30
	5.55%, 5/15/34	United States	2,300,000	2,308,443

				11,155,821

	Real Estate Investment Trusts (REITs) 0.1%
	Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	United States	1,340,000	1,315,714
a	Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,197,402

				2,513,116

	Real Estate Management & Development 0.1%
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,663,686

	Retail 0.3%
	Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,834,735
	Target Corp., 2.95%, 1/15/52	United States	1,300,000	883,399

				5,718,134

	Software 0.4%
	ServiceNow, Inc., 1.40%, 9/01/30	United States	8,000,000	6,476,174

	Telecommunications 0.8%
	AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	10,256,758
	Motorola Solutions, Inc., 5.40%, 4/15/34	United States	3,900,000	3,893,788

				14,150,546

	Transportation 0.2%
	CSX Corp., 4.50%, 11/15/52	United States	3,000,000	2,655,842
	Union Pacific Corp., 3.20%, 5/20/41	United States	2,000,000	1,560,200

				4,216,042

	Wireless Telecommunication Services 0.5%
	T-Mobile USA, Inc.,	United States	5,000,000	4,816,684
	3.75%, 4/15/27
	3.875%, 4/15/30	United States	3,000,000	2,811,231
	Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	895,926

				8,523,841

	Total Corporate Bonds & Notes (Cost $558,685,917)			532,544,909

	U.S. Government & Agency Securities 61.6%
	Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,012,246
	Federal Home Loan Mortgage Corp., 2.00%, 4/01/37	United States	4,573,047	4,052,986
	2.00%, 3/01/51	United States	28,218,333	22,517,719
	2.00%, 5/01/51	United States	10,874,257	8,649,114
	2.00%, 9/01/51	United States	912,111	723,062
	2.00%, 1/01/52	United States	2,571,653	2,036,507
	2.00%, 1/01/52	United States	749,007	593,143
	2.00%, 3/01/52	United States	438,822	347,512
	2.00%, 4/01/52	United States	4,917,921	3,897,765
	2.50%, 4/01/37	United States	3,506,547	3,193,241
	2.50%, 4/01/37	United States	1,391,035	1,265,718
	2.50%, 5/01/37	United States	3,686,692	3,357,280
	2.50%, 1/01/52	United States	610,097	504,708
	2.50%, 3/01/52	United States	6,598,376	5,470,046
	2.50%, 4/01/52	United States	15,292,882	12,665,867
	3.00%, 4/01/37	United States	448,489	417,420
	3.00%, 6/01/37	United States	3,874,283	3,605,862

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Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
3.00%, 8/01/37	United States	493,645	$459,449
3.00%, 9/01/37	United States	659,544	613,851
3.00%, 3/01/50	United States	13,481,287	11,812,933
3.00%, 3/01/50	United States	5,198,031	4,567,869
3.00%, 10/01/51	United States	586,911	505,329
3.00%, 7/01/52	United States	3,237,835	2,789,624
3.00%, 7/01/52	United States	399,387	343,828
3.50%, 2/01/47	United States	1,332,978	1,215,875
3.50%, 2/01/47	United States	2,539,437	2,316,358
3.50%, 3/01/48	United States	1,624,415	1,481,684
3.50%, 3/01/48	United States	3,287,873	3,011,208
3.50%, 4/01/52	United States	2,984,087	2,671,818
3.50%, 5/01/52	United States	6,807,471	6,095,299
3.50%, 6/01/52	United States	4,826,233	4,323,300
3.50%, 6/01/52	United States	2,568,524	2,299,826
3.50%, 12/01/52	United States	3,097,940	2,773,964
4.00%, 11/01/37	United States	5,050,883	4,895,872
4.00%, 11/01/45	United States	2,302,158	2,181,324
4.00%, 6/01/48	United States	4,750,882	4,496,359
4.00%, 5/01/50	United States	5,144,546	4,874,488
4.00%, 9/01/52	United States	4,513,876	4,183,220
4.00%, 10/01/52	United States	3,480,075	3,224,091
4.00%, 5/01/53	United States	4,548,897	4,217,253
4.00%, 8/01/53	United States	4,540,495	4,207,636
4.00%, 11/01/53	United States	3,550,192	3,288,387
4.50%, 8/01/52	United States	674,038	642,103
6.50%, 3/01/54	United States	3,953,828	4,040,929
Federal National Mortgage Association,
1.50%, 9/01/51	United States	4,131,114	3,123,678
2.00%, 5/01/36	United States	9,726,763	8,651,632
2.00%, 4/01/37	United States	4,415,571	3,913,454
2.00%, 4/01/37	United States	423,281	375,144
2.00%, 7/01/51	United States	20,811,888	16,563,850
2.00%, 8/01/51	United States	13,682,766	10,873,343
2.00%, 2/01/52	United States	2,975,341	2,356,784
2.00%, 2/01/52	United States	1,484,356	1,176,379
2.00%, 3/01/52	United States	18,901,079	14,981,084
2.50%, 7/01/37	United States	4,085,261	3,729,701
2.50%, 2/01/51	United States	1,102,552	912,260
2.50%, 4/01/51	United States	25,421,373	21,152,827
2.50%, 7/01/51	United States	6,798,496	5,648,784
2.50%, 8/01/51	United States	4,246,640	3,527,595
2.50%, 12/01/51	United States	15,089,324	12,519,142
2.50%, 2/01/52	United States	1,540,356	1,277,421
2.50%, 3/01/52	United States	11,044,015	9,144,765
2.50%, 4/01/52	United States	4,964,546	4,110,854
2.50%, 5/01/52	United States	3,963,682	3,279,460
3.00%, 9/01/37	United States	496,867	462,445
3.00%, 9/01/37	United States	4,039,356	3,769,384
3.00%, 10/01/37	United States	4,287,316	3,990,291
3.00%, 4/01/50	United States	5,562,071	4,888,639
3.00%, 9/01/50	United States	4,545,852	3,966,224
3.00%, 7/01/51	United States	716,709	617,127
3.00%, 11/01/51	United States	5,108,661	4,415,584
3.00%, 1/01/52	United States	2,458,195	2,117,789
3.00%, 2/01/52	United States	539,724	464,713
3.00%, 3/01/52	United States	4,881,653	4,203,025
3.00%, 3/01/52	United States	717,189	617,523

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Franklin U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
3.00%, 5/01/52	United States	4,885,181	$4,210,036
3.00%, 5/01/52	United States	4,100,383	3,532,641
3.50%, 6/01/49	United States	569,250	519,316
3.50%, 8/01/49	United States	9,075,580	8,281,412
3.50%, 11/01/52	United States	4,522,791	4,051,415
4.00%, 2/01/49	United States	372,947	354,340
4.00%, 3/01/53	United States	749,629	695,162
4.00%, 1/01/54	United States	4,054,696	3,755,784
4.50%, 7/01/47	United States	4,862,964	4,745,437
4.50%, 5/01/48	United States	2,488,630	2,424,148
4.50%, 12/01/48	United States	3,460,036	3,357,146
4.50%, 2/01/50	United States	1,481,585	1,435,726
4.50%, 11/01/52	United States	6,531,034	6,221,604
5.00%, 10/01/52	United States	3,350,865	3,273,085
5.00%, 1/01/53	United States	5,488,086	5,360,698
5.00%, 5/01/53	United States	3,401,473	3,321,112
5.00%, 8/01/53	United States	4,474,178	4,366,860
5.50%, 5/01/53	United States	8,600,056	8,562,111
6.00%, 8/01/53	United States	14,288,882	14,429,264
Government National Mortgage Association,
2.00%, 10/20/50	United States	13,058,794	10,715,041
2.00%, 4/20/52	United States	4,988,111	4,090,823
2.00%, 5/20/52	United States	10,433,759	8,556,870
2.00%, 6/20/52	United States	5,007,809	4,107,441
2.50%, 4/20/52	United States	8,788,670	7,488,134
2.50%, 6/20/52	United States	5,013,973	4,272,057
3.50%, 10/20/47	United States	6,460,643	5,951,835
4.00%, 6/20/52	United States	6,870,958	6,430,666
5.50%, 5/20/53	United States	7,373,536	7,371,567
6.50%, 12/20/53	United States	3,166,779	3,222,852
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	21,200,000	13,129,922
1.25%, 5/15/50	United States	22,465,000	11,497,517
1.375%, 8/15/50	United States	68,475,000	36,182,083
2.00%, 11/15/41	United States	39,050,000	27,408,219
2.00%, 2/15/50	United States	17,200,000	10,778,219
2.25%, 8/15/46	United States	10,314,000	7,062,471
2.25%, 8/15/49	United States	2,050,000	1,367,694
2.75%, 8/15/42	United States	16,450,000	12,914,535
2.75%, 11/15/42	United States	12,800,000	10,023,000
2.75%, 11/15/47	United States	5,620,000	4,201,169
3.00%, 11/15/44	United States	8,595,000	6,885,736
3.00%, 2/15/49	United States	10,443,000	8,145,336
3.625%, 2/15/53	United States	13,500,000	11,857,852
3.625%, 5/15/53	United States	450,000	395,499
U.S. Treasury Notes,
0.375%, 11/30/25	United States	82,150,000	76,441,217
0.375%, 1/31/26	United States	63,700,000	58,905,082
0.875%, 6/30/26	United States	29,800,000	27,481,187
1.25%, 12/31/26	United States	83,300,000	76,489,574
1.25%, 8/15/31	United States	14,160,000	11,537,358
1.50%, 10/31/24	United States	70,000,000	68,503,497
2.75%, 8/15/32	United States	19,400,000	17,403,164
3.25%, 6/30/27	United States	78,565,000	75,885,811
3.50%, 4/30/28	United States	7,500,000	7,276,758
3.75%, 5/31/30	United States	11,000,000	10,714,258
4.00%, 10/31/29	United States	23,500,000	23,227,363

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SCHEDULE OF INVESTMENTS

Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	4.125%, 7/31/28	United States	12,700,000	$12,622,857

	Total U.S. Government & Agency Securities (Cost $1,166,593,589)			1,094,116,935

	Municipal Bonds 1.1%
	California 1.1%
	Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	6,410,000	6,010,576
	San Bernardino Community College District,
	Refunding, 2.686%, 8/01/41	United States	6,140,000	4,595,488
	Refunding, 2.856%, 8/01/49	United States	3,575,000	2,462,503
	Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,956,548

				19,025,115

	Ohio 0.0%†
	Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	1,008,909

	Total Municipal Bonds (Cost $24,781,111)			20,034,024

	Mortgage-Backed Securities 0.3%
	Fannie Mae 0.3%
	Federal Home Loan Mortgage Corp., 4.50%, 10/1/52	United States	5,840,812	5,564,076

	Total Mortgage-Backed Securities (Cost $5,555,160)			5,564,076

	Foreign Government and Agency Securities 0.8%
	Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	805,117
	Peru Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,019,648
a	African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,490,842
a	Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,608,343

	Total Foreign Government and Agency Securities (Cost $17,395,370)			14,923,950

	Asset-Backed Securities 2.2%
	Bank,
	Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,361,821
	[c] Series 2022-BN40, Class A4, 3.394%, 3/15/64	United States	2,800,000	2,503,422
	Benchmark Mortgage Trust,
	Series 2021-B31, Class A5, 2.669%, 12/15/54	United States	2,780,000	2,352,450
	[c] Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,648,317
	[c] Series 2023-V3, Class A3, 6.363%, 7/15/56	United States	540,000	564,833
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 6.39%, 9/15/36	United States	3,190,000	3,156,892
	[a,c] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 6.338%, 2/15/39	United States	2,576,263	2,565,410
a,c	BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 6.129%, 10/15/36	United States	3,090,000	3,065,069
a,c	BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 6.816%, 4/15/37	United States	3,911,718	3,920,514
a,c	DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.50%, 6/15/34	United States	7,190,000	7,208,064
a	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	5,842,216

	Total Asset-Backed Securities (Cost $40,742,133)			38,189,008

	Total Investments before Short-Term Investments (Cost $1,813,753,280)			1,705,372,902

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Franklin U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 0.5%
	Money Market Funds 0.5%
d,e	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	United States	9,292,075	$9,292,075

	Total Short-Term Investments (Cost $9,292,075)			9,292,075

	Total Investments (Cost $1,823,045,355) 96.5%			1,714,664,977
	Other Assets, less Liabilities 3.5%			61,946,557

	Net Assets 100.0%			$1,776,611,534

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $126,382,686, representing 7.1% of net assets.

bVariable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.

cVariable rate security. The rate shown represents the yield at period end.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(e) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 10 Yr. Note	Long	37	$4,099,484	6/18/24	$(7,568)
U.S. Treasury 2 Yr. Note	Long	237	48,462,797	6/28/24	(49,248)
U.S. Treasury 5 Yr. Note	Long	407	43,555,360	6/28/24	91,653
U.S. Treasury Ultra 10 Yr. (CBT)	Short	19	2,177,578	6/18/24	(18,730)

Total Futures Contracts					$16,107

*As of year end.

See Note 9 regarding other derivative information.

See Abbreviations on page 275.

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Financial Highlights

Franklin U.S. Low Volatility ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$47.16	$49.07	$43.69	$30.93	$33.61

Income from investment operations[a]:

Net investment income[b]	0.88	0.76	0.70	0.67	0.64

Net realized and unrealized gains (losses)	7.54	(1.89)	5.39	12.73	(2.84)

Total from investment operations	8.42	(1.13)	6.09	13.40	(2.20)

Less distributions from:

Net investment income	(0.94)	(0.78)	(0.71)	(0.64)	(0.48)

Total distributions	(0.94)	(0.78)	(0.71)	(0.64)	(0.48)

Net asset value, end of year	$54.64	$47.16	$49.07	$43.69	$30.93

Total return[c]	18.04%	(2.22)%	13.98%	43.52%	(6.74)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.29%	0.29%	0.33%	0.37%	0.57%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.29%	0.29%	0.33%

Net investment income	1.78%	1.66%	1.47%	1.71%	1.75%

Supplemental data

Net assets, end of year (000’s)	$120,214	$155,613	$134,935	$139,822	$74,223

Portfolio turnover rate[e]	23.59% [f]	32.13% [f]	21.90% [f]	40.54% [f]	32.61% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	23.59%	32.13%	21.90%	40.54%	32.61%

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Schedule of Investments, March 31, 2024

Franklin U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.1%
	Communication Services 7.3%
a	Alphabet, Inc., Class A	11,142	$1,681,662
	Comcast Corp., Class A	34,063	1,476,631
a	Liberty Broadband Corp., Class C	19,381	1,109,175
	New York Times Co., Class A	32,956	1,424,358
	TELUS Corp.	85,492	1,368,727
	Verizon Communications, Inc.	40,527	1,700,513

			8,761,066

	Consumer Discretionary 11.4%
a	Amazon.com, Inc.	8,947	1,613,860
a	AutoZone, Inc.	520	1,638,858
	Home Depot, Inc.	3,909	1,499,492
	Lowe’s Cos., Inc.	6,104	1,554,872
	McDonald’s Corp.	4,733	1,334,469
a	NVR, Inc.	198	1,603,792
	Ross Stores, Inc.	10,127	1,486,239
	Starbucks Corp.	14,080	1,286,771
	Tractor Supply Co.	6,366	1,666,110

			13,684,463

	Consumer Staples 5.8%
	Coca-Cola Co.	18,788	1,149,450
	Colgate-Palmolive Co.	14,147	1,273,937
	Mondelez International, Inc., Class A	15,557	1,088,990
	PepsiCo, Inc.	6,581	1,151,741
	Philip Morris International, Inc.	11,602	1,062,975
	Procter & Gamble Co.	7,562	1,226,935

			6,954,028

	Energy 4.1%
	Chevron Corp.	7,289	1,149,767
	DT Midstream, Inc.	20,552	1,255,727
	Exxon Mobil Corp.	10,733	1,247,604
	Williams Cos., Inc.	31,517	1,228,217

			4,881,315

	Financials 13.9%
	Arthur J Gallagher & Co.	5,574	1,393,723
	BlackRock, Inc.	1,562	1,302,239
a	Fiserv, Inc.	9,303	1,486,806
	Intercontinental Exchange, Inc.	10,115	1,390,105
	JPMorgan Chase & Co.	7,411	1,484,423
	Mastercard, Inc., Class A	2,943	1,417,261
	MetLife, Inc.	18,854	1,397,270
	Morgan Stanley	13,620	1,282,459
	Nasdaq, Inc.	22,452	1,416,721
	Progressive Corp.	7,940	1,642,151
	S&P Global, Inc.	2,867	1,219,765
	Visa, Inc., Class A	4,815	1,343,770

			16,776,693

	Health Care 12.2%
	Abbott Laboratories	11,651	1,324,253
	AbbVie, Inc.	8,224	1,497,590
	Amgen, Inc.	4,536	1,289,676
	Becton Dickinson & Co.	5,250	1,299,112
	Bristol-Myers Squibb Co.	24,241	1,314,589
	CVS Health Corp.	16,564	1,321,145

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SCHEDULE OF INVESTMENTS

Franklin U.S. Low Volatility ETF (continued)

		Shares	Value
	Health Care (continued)
	Johnson & Johnson	8,074	$1,277,226
	Medtronic PLC	15,392	1,341,413
	Merck & Co., Inc.	11,862	1,565,191
	Pfizer, Inc.	44,858	1,244,809
	UnitedHealth Group, Inc.	2,411	1,192,722

			14,667,726

	Industrials 9.6%
	AMETEK, Inc.	7,248	1,325,659
	Fastenal Co.	18,306	1,412,125
	General Dynamics Corp.	4,664	1,317,533
	Honeywell International, Inc.	5,788	1,187,987
	IDEX Corp.	5,548	1,353,823
	Illinois Tool Works, Inc.	4,579	1,228,683
	Lockheed Martin Corp.	2,644	1,202,676
	Republic Services, Inc.	7,274	1,392,535
	Verisk Analytics, Inc.	5,051	1,190,672

			11,611,693

	Information Technology 27.4%
	Accenture PLC, Class A	5,367	1,860,256
a	Adobe, Inc.	3,022	1,524,901
	Amphenol Corp., Class A	18,540	2,138,589
	Analog Devices, Inc.	9,236	1,826,788
a	ANSYS, Inc.	6,122	2,125,314
	Apple, Inc.	9,278	1,590,991
	Cisco Systems, Inc.	36,412	1,817,323
	International Business Machines Corp.	11,309	2,159,567
	Intuit, Inc.	2,940	1,911,000
a	Keysight Technologies, Inc.	11,477	1,794,773
	Microsoft Corp.	4,895	2,059,424
	Oracle Corp.	17,197	2,160,115
a	PTC, Inc.	10,624	2,007,299
	Roper Technologies, Inc.	3,374	1,892,274
a	Synopsys, Inc.	3,270	1,868,805
	Texas Instruments, Inc.	10,843	1,888,959
	Vontier Corp.	52,130	2,364,617

			32,990,995

	Materials 2.6%
	Air Products & Chemicals, Inc.	3,601	872,414
	Ecolab, Inc.	4,985	1,151,037
	Linde PLC	2,381	1,105,546

			3,128,997

	Real Estate 2.6%
	First Industrial Realty Trust, Inc.	19,848	1,042,814
	Mid-America Apartment Communities, Inc.	7,783	1,024,087
	Public Storage	3,558	1,032,034

			3,098,935

	Utilities 2.2%
	Duke Energy Corp.	8,854	856,270
	NextEra Energy, Inc.	13,922	889,755

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SCHEDULE OF INVESTMENTS

Franklin U.S. Low Volatility ETF (continued)

	Shares	Value
Utilities (continued)
Southern Co.	12,029	$862,961

		2,608,986

Total Common Stocks (Cost $99,962,452)		119,164,897

Total Investments before Short-Term Investments (Cost $99,962,452)		119,164,897

		Country	Principal Amount*
	Short-Term Investments 0.8%
	U.S. Government & Agency Securities 0.8%
b	Federal Home Loan Bank Discount Notes, 4/01/24	United States	$915,000	914,474

	Total Short-Term Investments (Cost $915,000)			914,474

	Total Investments (Cost $100,877,452) 99.9%			120,079,371
	Other Assets, less Liabilities 0.1%			134,826

	Net Assets 100.0%			$120,214,197

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

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Financial Highlights

Franklin U.S. Treasury Bond ETF

	Year Ended March 31,			Period Ended March 31, 2021[a]
	2024	2023	2022

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.23	$22.67	$23.83	$25.00

Income from investment operations[b]:

Net investment income[c]	0.73	0.46	0.18	0.11

Net realized and unrealized gains (losses)	(0.74)	(1.36)	(0.96)	(0.94)

Total from investment operations	(0.01)	(0.90)	(0.78)	(0.83)

Less distributions from net investment income	(0.73)	(0.54)	(0.38)	(0.34)

Net asset value, end of year	$20.49	$21.23	$22.67	$23.83

Total return[d]	0.01%	(3.95)%	(3.35)%	(3.36)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.28%	0.50%

Expenses net of waiver and payments by affiliates	0.09%	0.08%	0.09%	0.09%

Net investment income	3.58%	2.16%	0.77%	0.54%

Supplemental data

Net assets, end of year (000’s)	$715,104	$428,756	$403,543	$418,199

Portfolio turnover rate[f]	91.86% [g]	148.40% [g]	13.86% [g]	102.09% [g]

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	91.86%	148.40%	13.86%	102.09%

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Schedule of Investments, March 31, 2024

Franklin U.S. Treasury Bond ETF

		Country	Principal Amount*	Value
	U.S. Government & Agency Securities 99.1%
	U.S. Treasury Bonds,
	1.125%, 5/15/40	United States	60,600,000	$37,884,469
	1.125%, 8/15/40	United States	74,300,000	46,016,660
	1.875%, 11/15/51	United States	42,660,000	25,564,338
	2.375%, 5/15/51	United States	6,000,000	4,075,078
	3.125%, 5/15/48	United States	5,000,000	4,000,488
	3.50%, 2/15/39	United States	15,800,000	14,521,187
	3.625%, 5/15/53	United States	700,000	615,221
	4.00%, 11/15/52	United States	20,700,000	19,468,512
	4.125%, 8/15/53	United States	11,400,000	10,960,031
	4.375%, 5/15/40	United States	4,750,000	4,777,090
	U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	United States	3,516,660	3,558,900
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/32	United States	1,668,615	1,458,519
	0.50%, 1/15/28	United States	9,432,231	8,927,521
	U.S. Treasury Notes,
	0.25%, 7/31/25	United States	117,083,000	110,167,785
	0.25%, 8/31/25	United States	14,300,000	13,410,160
	0.625%, 12/31/27	United States	100,800,000	87,991,313
	0.75%, 1/31/28	United States	271,000,000	237,151,466
	1.125%, 2/29/28	United States	10,553,000	9,349,917
	1.125%, 2/15/31	United States	48,475,000	39,762,755
	1.25%, 8/15/31	United States	5,900,000	4,807,232
	1.375%, 11/15/31	United States	15,630,000	12,769,893
	1.875%, 2/15/32	United States	7,884,000	6,660,594
	4.00%, 1/31/31	United States	5,000,000	4,935,547

	Total U.S. Government & Agency Securities (Cost $718,427,371)			708,834,676

	Total Investments before Short-Term Investments (Cost $718,427,371)			708,834,676

	Short-Term Investments 0.6%
	Money Market Funds 0.6%
	United States 0.6%
a,b	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	United States	4,216,490	4,216,490

	Total Short-Term Investments (Cost $4,216,490)			4,216,490

	Total Investments (Cost $722,643,861) 99.7%			713,051,166
	Other Assets, less Liabilities 0.3%			2,053,316

	Net Assets 100.0%			$715,104,482

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe rate shown is the annualized seven-day effective yield at period end.

bSee Note 3(e) regarding investments in affiliated management investment companies.

See Abbreviations on page 275.

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Financial Highlights

Franklin Ultra Short Bond ETF

	Year Ended March 31,			Period Ended March 31, 2021[a]
	2024	2023	2022

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.58	$24.55	$24.88	$25.00

Income from investment operations[b]:

Net investment income[c]	1.23	0.61	0.14	0.10

Net realized and unrealized gains (losses)	0.30	(0.12)	(0.33)	0.13

Total from investment operations	1.53	0.49	(0.19)	0.23

Less distributions from:

Net investment income	(1.22)	(0.46)	(0.14)	(0.33)

Net realized gains	—	—	—	(0.02)

Total distributions	(1.22)	(0.46)	(0.14)	(0.35)

Net asset value, end of year	$24.89	$24.58	$24.55	$24.88

Total return[d]	6.41%	2.00%	(0.78)%	0.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%	0.15%	1.71%	4.17%

Expenses net of waiver and payments by affiliates	0.04%	0.10%	0.15%	0.15%

Net investment income	4.99%	2.47%	0.55%	0.58%

Supplemental data

Net assets, end of year (000’s)	$3,733	$2,458	$3,682	$2,488

Portfolio turnover rate[f]	38.70% [g]	48.71% [g]	24.71% [g]	10.49% [g]

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	38.70%	48.71%	24.17%	10.49%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Ultra Short Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 49.4%
	Aerospace & Defense 2.6%
	Northrop Grumman Corp., 2.93%, 1/15/25	United States	100,000	$98,158

	Apparel 2.7%
	Tapestry, Inc., 7.05%, 11/27/25	United States	100,000	102,102

	Auto Manufacturers 2.6%
	American Honda Finance Corp., 2.15%, 9/10/24	United States	100,000	98,581

	Banks 17.4%
a	Bank of America Corp., SOFR + 0.69%, 6.041%, 4/22/25	United States	150,000	150,057
a	Goldman Sachs Group, Inc., 3 mo. USD Term SOFR + 1.43%, 6.739%, 5/15/26	United States	100,000	100,905
	JPMorgan Chase & Co., 0.768% to 8/09/24, FRN thereafter, 8/09/25	United States	100,000	98,121
	Toronto-Dominion Bank, 4.285%, 9/13/24	Canada	100,000	99,422
a	Truist Financial Corp., SOFR + 0.40%, 5.761%, 6/09/25	United States	100,000	99,770
	Westpac Banking Corp., 5.35%, 10/18/24	Australia	100,000	99,955

				648,230

	Electric Utilities 1.3%
b	Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	50,000	49,645

	Financial Services 2.7%
a	Charles Schwab Corp., SOFR + 0.52%, 5.874%, 5/13/26	United States	100,000	99,914

	Health Care Providers & Services 2.6%
	Elevance Health, Inc., 2.375%, 1/15/25	United States	100,000	97,568

	Insurance 2.7%
a,b	Pacific Life Global Funding II, SOFR + 0.80%, 6.166%, 3/30/25	United States	100,000	100,439

	Miscellaneous Manufacturing 2.7%
	Parker-Hannifin Corp., 3.65%, 6/15/24	United States	100,000	99,570

	Real Estate Investment Trusts (REITs) 2.6%
	Boston Properties LP, 3.20%, 1/15/25	United States	100,000	98,004

	Telecommunications 6.8%
a	AT&T, Inc., 3 mo. USD Term SOFR + 1.44%, 6.763%, 6/12/24	United States	100,000	100,173
a	Verizon Communications, Inc., 3 mo. USD Term SOFR + 1.36%, 6.669%, 5/15/25	United States	150,000	151,671

				251,844

	Transportation 2.7%
	Ryder System, Inc., 2.50%, 9/01/24	United States	100,000	98,654

	Total Corporate Bonds & Notes (Cost $1,835,060)			1,842,709

	Asset-Backed Securities 5.3%
a	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 mo. USD Term SOFR + 0.73%, 6.063%, 4/22/26	United States	100,000	100,038
a	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 mo. USD Term SOFR + 0.71%, 6.04%, 12/15/26	United States	100,000	100,113

	Total Asset-Backed Securities (Cost $200,922)			200,151

	Total Investments before Short-Term Investments (Cost $2,035,982)			2,042,860

	Short-Term Investments 44.9%
	Commercial Paper 2.7%
	Province of British Columbia Canada, 0.000%, 6/07/24	Canada	100,000	98,949

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Ultra Short Bond ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments (continued)
	Money Market Funds 42.2%
	United States 42.2%
c,d	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	United States	1,574,767	$1,574,767

	Total Short-Term Investments (Cost $1,673,779)			1,673,716

	Total Investments (Cost $3,709,761) 99.6%			3,716,576

	Other Assets, less Liabilities 0.4%			16,188

	Net Assets 100.0%			$3,732,764

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $150,084, representing 4.0% of net assets.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(e) regarding investments in affiliated management investment companies.

See Abbreviations on page 275.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,585,977	$192,130,026	$5,618,353	$37,996,437
Cost – Non-controlled affiliates (Note 3e)	—	—	112,222	223,033
Value – Unaffiliated issuers	$11,220,159	$195,352,610	$6,697,441	$67,586,432
Value – Non-controlled affiliates (Note 3e)	—	—	112,222	223,033
Cash	85,116	91,282	—	—
Foreign currency, at value (cost $7,153)	—	—	7,057	—
Receivables:
Capital shares sold	—	1,221,062	—	—
Dividends and interest	1,551	2,487,569	653	8,128
Investment securities sold	—	25,708	—	—

Total assets	11,306,826	199,178,231	6,817,373	67,817,593

Liabilities:
Payables:
Investment securities purchased	—	2,536,670	466	1,081
Management fees	5,089	48,362	2,872	31,046

Total liabilities	5,089	2,585,032	3,338	32,127

Net assets, at value	$11,301,737	$196,593,199	$6,814,035	$67,785,466

Net assets consist of:
Paid-in capital	$20,572,906	$198,315,218	$6,874,331	$50,609,553
Total distributable earnings (loss)	(9,271,169)	(1,722,019)	(60,296)	17,175,913

Net assets, at value	$11,301,737	$196,593,199	$6,814,035	$67,785,466

Shares outstanding	350,000	8,050,000	300,000	1,998,449

Net asset value per share	$32.29	$24.42	$22.71	$33.92

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$10,585,645	$270,572,448	$168,973,057	$15,921,417
Value – Unaffiliated issuers	$9,705,534	$266,209,401	$173,974,924	$20,051,612
Cash	269,636	105,539	4,215,795	367,951
Foreign currency, at value (cost $7 and $2, respectively)	7	—	—	2
Receivables:
Capital shares sold	—	2,370,767	—	—
Dividends and interest	2,436	4,458,950	1,683,393	7,706
Investment securities sold	—	232,987	—	—

Total assets	9,977,613	273,377,644	179,874,112	20,427,271

Liabilities:
Payables:
Investment securities purchased	147,938	4,091,911	2,700,024	—
Management fees	4,143	89,286	53,162	8,612
Options written, at value (premiums received $32,578)	—	—	87,500	—

Total liabilities	152,081	4,181,197	2,840,686	8,612

Net assets, at value	$9,825,532	$269,196,447	$177,033,426	$20,418,659

Net assets consist of:
Paid-in capital	$20,151,706	$282,214,965	$171,680,587	$18,002,097
Total distributable earnings (loss)	(10,326,174)	(13,018,518)	5,352,839	2,416,562

Net assets, at value	$9,825,532	$269,196,447	$177,033,426	$20,418,659

Shares outstanding	300,000	11,350,000	6,800,000	350,000

Net asset value per share	$32.75	$23.72	$26.03	$58.34

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$489,571,921	$396,376,390	$111,570,450	$342,494,342
Value – Unaffiliated issuers	$475,358,832	$359,939,153	$111,513,303	$340,767,264
Cash	25,473	12,184	44,544	1,306,326
Foreign currency, at value (cost $3,135,460)	4,571,425	—	—	—
Receivables:
Capital shares sold	—	—	—	2,439,843
Dividends and interest	3,034,679	3,845,922	1,425,449	2,885,854
Investment securities sold	—	3,823,773	—	1,242,833
Unrealized appreciation on OTC forward exchange contracts	7,448,406	—	—	—

Total assets	490,438,815	367,621,032	112,983,296	348,642,120

Liabilities:
Due to Custodian	—	29	—	—
Payables:
Investment securities purchased	—	3,362,283	—	20,035,182
Management fees	102,326	106,688	28,851	119,498
Unrealized depreciation on OTC forward exchange contracts	868,963	—	—	—

Total liabilities	971,289	3,469,000	28,851	20,154,680

Net assets, at value	$489,467,526	$364,152,032	$112,954,445	$328,487,440

Net assets consist of:
Paid-in capital	$524,076,221	$453,544,790	$124,579,595	$336,795,892
Total distributable earnings (loss)	(34,608,695)	(89,392,758)	(11,625,150)	(8,308,452)

Net assets, at value	$489,467,526	$364,152,032	$112,954,445	$328,487,440

Shares outstanding	24,250,000	17,050,000	4,700,000	13,450,000

Net asset value per share	$20.18	$21.36	$24.03	$24.42

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$147,108,586	$1,813,753,280	$100,877,452	$718,427,371
Cost – Non-controlled affiliates (Note 3e)	—	9,292,075	—	4,216,490
Value – Unaffiliated issuers	$167,916,823	$1,705,372,902	$120,079,371	$708,834,676
Value – Non-controlled affiliates (Note 3e)	—	9,292,075	—	4,216,490
Cash	3,045,132	36,353	41,898	76
Foreign currency, at value (cost $280,985)	280,864	—	—	—
Receivables:
Capital shares sold	—	4,265,589	—	—
Dividends and interest	483,749	11,493,744	122,530	2,121,404
Investment securities sold	—	62,000,000	—	—
Closed swap contracts	145,268,383	—	—	—
Deposits with brokers for:
Futures contracts	13,276,680	886,395	—	—
Swap contracts	1,719,425	—	—	—
Unrealized appreciation on OTC forward exchange contracts	446,297	—	—	—

Total assets	332,437,353	1,793,347,058	120,243,799	715,172,646

Liabilities:
Payables:
Closed swap contracts	147,179,054	—	—	—
Investment securities purchased	8	16,384,218	—	15,057
Management fees	99,266	221,874	29,602	53,107
Transfer agent fees	3,750	—	—	—
Custodian fees	599	—	—	—
Variation margin on futures contracts	382,263	129,432	—	—
Unrealized depreciation on OTC forward exchange contracts	618,514	—	—	—

Total liabilities	148,283,454	16,735,524	29,602	68,164

Net assets, at value	$184,153,899	$1,776,611,534	$120,214,197	$715,104,482

Net assets consist of:
Paid-in capital	$175,280,593	$2,036,458,250	$105,150,492	$797,241,838
Total distributable earnings (loss)	8,873,306	(259,846,716)	15,063,705	(82,137,356)

Net assets, at value	$184,153,899	$1,776,611,534	$120,214,197	$715,104,482

Shares outstanding	7,700,000	83,300,000	2,200,000	34,900,000

Net asset value per share	$23.92	$21.33	$54.64	$20.49

aConsolidated financial statements. Note 11.

230	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

Franklin Ultra Short Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$2,134,994
Cost – Non-controlled affiliates (Note 3e)	1,574,767
Value – Unaffiliated issuers	$2,141,809
Value – Non-controlled affiliates (Note 3e)	1,574,767
Receivables:
Dividends and interest	22,630

Total assets	3,739,206

Liabilities:
Payables:
Investment securities purchased	6,430
Management fees	12

Total liabilities	6,442

Net assets, at value	$3,732,764

Net assets consist of:
Paid-in capital	$3,756,064
Total distributable earnings (loss)	(23,300)

Net assets, at value	$3,732,764

Shares outstanding	150,000

Net asset value per share	$24.89

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF*	Franklin Focused Growth ETF

	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024	Period Ended March 31, 2024†	Year Ended September 30, 2023
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$66,068	$—	$21,728	$188,179	$431,993
Non-Controlled affiliates(Note 3e)	—	—	5,867	16,367	119,821
Interest:
Unaffiliated issuers	—	5,865,549	—	23,511	—

Total investment income	66,068	5,865,549	27,595	228,057	551,814

Expenses:
Management fees (Note 3a)	53,928	402,473	21,130	173,457	580,590
Transfer agent fees	—	—	—	4,137	161,604
Class A	—	—	—	1,406	123,972
Class C	—	—	—	121	9,129
Class R	—	—	—	—	1,901
Class R6	—	—	—	2,583	113
Advisor Class	—	—	—		26,489
Custodian fees	—	—	—	88	644
Reports to shareholders	—	—	—	—	10,381
Distribution and service fees	—	—	—	6,149	207,328
Class A	—	—	—	4,443	155,691
Class C	—	—	—	1,537	46,729
Class R	—	—	—	169	4,908
Registration and filing fees .	—	—	—	—	95,559
Professional fees	—	—	—	2,678	62,633
Trustee fees	—	—	—	114	269
Other	—	—	—	983	9,677

Total expenses	53,928	402,473	21,130	187,606	1,128,685
Expense reductions	—	—	—	—	(21)
Expenses waived/paid by affiliates (Note 3e)	—	—	(441)	(3,016)	(215,872)

Net investment income	12,140	5,463,076	6,906	43,467	(360,978)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(925,175)	(1,964,769)	(227,613)	2,750,547	(3,218,754)
In-kind redemptions	1,043,237	—	—	1,909,640	—
Foreign currency transactions	264	—	(472)	(466)	1,973

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF*	Franklin Focused Growth ETF

	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024	Period Ended March 31, 2024†	Year Ended September 30, 2023
Net realized gain (loss)	118,326	(1,964,769)	(228,085)	4,659,721	(3,216,781)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	$3,060,172	$6,568,758	$1,365,150	$13,410,760	$24,153,663
Translation of other assets and liabilities denominated in foreign currencies	(22)	—	(140)	4	20

Net change in unrealized appreciation (depreciation)	3,060,150	6,568,758	1,365,010	13,410,764	24,153,683

Net realized and unrealized gain (loss)	3,178,476	4,603,989	1,136,925	18,070,485	20,936,902

Net increase (decrease) in net assets resulting from operations	$3,190,616	$10,067,065	$1,143,831	$18,113,952	$20,575,924

[a]Foreign taxes withheld on dividends	$81	$—	$688	$2,617	$8,649

*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

†For the period October 1, 2023 through March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF

	Year Ended March 31, 2024	Year Ended March 31, 2024	Period Ended March 31, 2024*	Year Ended March 31, 2024
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$31,152	$—	$876,695	$74,766
Interest:
Unaffiliated issuers	3,481	15,498,784	4,723,059	—

Total investment income	34,633	15,498,784	5,599,754	74,766

Expenses:
Management fees (Note 3a)	49,740	913,118	362,203	87,410
Other	—	213	—	—

Total expenses	49,740	913,331	362,203	87,410

Net investment income	(15,107)	14,585,453	5,237,551	(12,644)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,204,866)	(3,292,989)	16,428	(597,877)
In-kind redemptions	386,763	(396,336)	—	2,241,437
Written options	—	—	118,313	—
Foreign currency transactions	523	—	—	(2,307)
Futures contracts	—	—	(429,440)	—

Net realized gain (loss)	(817,580)	(3,689,325)	(294,699)	1,641,253

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,875,019	15,577,700	5,001,867	2,843,225
Translation of other assets and liabilities denominated in foreign currencies	9	—	—	(12)
Written options	—	—	(54,922)	—

Net change in unrealized appreciation (depreciation)	1,875,028	15,577,700	4,946,945	2,843,213

Net realized and unrealized gain (loss)	1,057,448	11,888,375	4,652,246	4,484,466

Net increase (decrease) in net assets resulting from operations	$1,042,341	$26,473,828	$9,889,797	$4,471,822

[a]Foreign taxes withheld on dividends	$128	$—	$12,592	$5,422

*For the period June 06, 2023 (commencement of operations) to March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024
Investment income:
Interest: (net of foreign taxes)[a]
Unaffiliated issuers	$9,658,496	$25,450,461	$4,128,707	$23,426,516

Total investment income	9,658,496	25,450,461	4,128,707	23,426,516

Expenses:
Management fees (Note 3a)	912,206	2,126,717	330,664	1,135,271

Total expenses	912,206	2,126,717	330,664	1,135,271

Net investment income	8,746,290	23,323,744	3,798,043	22,291,245

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(13,054,658)	(6,187,844)	(2,366,367)	(1,059,035)
In-kind redemptions	—	(30,530,890)	—	—
Foreign currency transactions	(486,610)	—	—	—
Forward exchange contracts	7,726,531	—	—	—
Futures contracts	—	(476,974)	—	—

Net realized gain (loss)	(5,814,737)	(37,195,708)	(2,366,367)	(1,059,035)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	10,265,740	34,838,666	3,191,280	6,585,296
Translation of other assets and liabilities denominated in foreign currencies	662,056	—	—	—
Futures contracts	—	492,300	—	—
Forward exchange contracts	4,467,211	—	—	—
Change in deferred taxes on unrealized appreciation	—	—	—	—

Net change in unrealized appreciation (depreciation)	15,395,007	35,330,966	3,191,280	6,585,296

Net realized and unrealized gain (loss)	9,580,270	(1,864,742)	824,913	5,526,261

Net increase (decrease) in net assets resulting from operations	$18,326,560	$21,459,002	$4,622,956	$27,817,506

[a]Foreign taxes withheld on interest	$90	$—	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF

	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024	Year Ended March 31, 2024
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,645,997	$—	$2,881,678	$—
Non-Controlled affiliates(Note 3e)	—	816,045	—	145,632
Interest:
Unaffiliated issuers	1,754,405	60,560,087	55,450	17,360,593
Inflation principal adjustments	—	—	—	347,841

Total investment income	3,400,402	61,376,132	2,937,128	17,854,066

Expenses:
Management fees (Note 3a)	812,576	2,460,788	411,286	438,379
Transfer agent fees	7,167	—	—	—
Custodian fees	1,210	—	—	—
Other	749	—	249	—

Total expenses	821,702	2,460,788	411,535	438,379
Expenses waived/paid by affiliates (Note 3c)	(27,725)	—	—	—
Expenses waived/paid by affiliates (Note 3e)	—	(64,506)	—	(10,938)

Net investment income	2,606,425	58,979,850	2,525,593	17,426,625

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,478,295)	(36,146,336)	(1,305,258)	(14,020,045)
In-kind redemptions	—	—	17,058,976	—
Foreign currency transactions	(25,077)	—	939	—
Forward exchange contracts	1,483,690	—	—	—
Futures contracts	(508,203)	(816,917)	—	—
Swap contracts	—	73,750	—	—

Net realized gain (loss)	(1,527,885)	(36,889,503)	15,754,657	(14,020,045)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	14,075,148	17,967,005	4,383,991	(3,205,180)
Translation of other assets and liabilities denominated in foreign currencies	(14,594)	—	(429)	—
Futures contracts	1,365,624	(745,406)	—	—
Swap contracts	—	(77,367)	—	—
Forward exchange contracts	(519,203)	—	—	—

Net change in unrealized appreciation (depreciation)	14,906,975	17,144,232	4,383,562	(3,205,180)

Net realized and unrealized gain (loss)	13,379,090	(19,745,271)	20,138,219	(17,225,225)

Net increase (decrease) in net assets resulting from operations	$15,985,515	$39,234,579	$22,663,812	$201,400

[a]Foreign taxes withheld on dividends	$74,964	$—	$16,126	$—

*Consolidated financial statements. Note 11.

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FINANCIAL STATEMENTS

Statements of Operations (continued)

Franklin Ultra Short Bond ETF
Year Ended

March 31, 2024

Investment income:
Dividends:
Unaffiliated issuers	$—
Non-Controlled affiliates(Note 3e)	34,603
Interest:
Unaffiliated issuers	97,410

Total investment income	132,013

Expenses:
Management fees (Note 3a)	3,935

Total expenses	3,935

Expenses waived/paid by affiliates (Note 3e)	(2,839)

Net investment income	130,917

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,043

Net realized gain (loss)	1,043

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	30,253

Net change in unrealized appreciation (depreciation)	30,253

Net realized and unrealized gain (loss)	31,296

Net increase (decrease) in net assets resulting from operations	$162,213

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Dynamic Municipal Bond ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$12,140	$7,480	$5,463,076	$2,845,335
Net realized gain (loss)	118,326	(5,390,659)	(1,964,769)	(3,251,657)
Net change in unrealized appreciation (depreciation)	3,060,150	731,180	6,568,758	334,040

Net increase (decrease) in net assets resulting from operations	3,190,616	(4,651,999)	10,067,065	(72,282)

Distributions to shareholders (Note 1h)	—	—	(5,140,431)	(2,738,207)

Capital share transactions: (Note 2)	(1,507,954)	(4,312,705)	90,169,325	27,399,308

Net increase (decrease) in net assets	1,682,662	(8,964,704)	95,095,959	24,588,819
Net assets:
Beginning of period	9,619,075	18,583,779	101,497,240	76,908,421

End of period	$11,301,737	$9,619,075	$196,593,199	$101,497,240

238	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Exponential Data ETF		Franklin Focused Growth ETF*

	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2024†	Year Ended September 30, 2023	Year Ended September 30, 2022

Increase (decrease) in net assets:
Operations:
Net investment income	$6,906	$(1,842)	$43,467	$(360,978)	$(671,705)
Net realized gain (loss)	(228,085)	(367,090)	4,659,721	(3,216,781)	(11,577,019)
Net change in unrealized appreciation (depreciation)	1,365,010	(476,109)	13,410,764	24,153,683	(33,530,551)

Net increase (decrease) in net assets resulting from operations	1,143,831	(845,041)	18,113,952	20,575,924	(45,779,275)

Distributions to shareholders (Note 1h)	—	—	—	—	(669,614)

Class A	—	—	—	—	(493,434)
Class C	—	—	—	—	(38,188)
Class R	—	—	—	—	(5,897)
Class R6	—	—	—	—	(415)
Capital Transaction	—	—	—	—	(131,680)

Total distributions to shareholders	—	—	—	—	(669,614)

Capital share transactions: (Note 2)	2,298,068	800,051	(27,824,046)	(10,349,084)	1,080,615

Class A	—	—	(58,772,685)	(11,501,059)	8,401,386
Class C	—	—	(5,148,740)	(25,915)	711,737
Class R	—	—	(1,122,328)	130,411	196,571
Class R6	—	—	—	(70,140)	415

Capital Transaction	—	—	37,219,707	1,117,619	(8,229,494)

Total capital share transactions	—	—	(27,824,046)	(10,349,084)	1,080,615

Net increase (decrease) in net assets	3,441,899	(44,990)	(9,710,094)	10,226,840	(45,368,274)
Net assets:
Beginning of period	3,372,136	3,417,126	77,495,560	67,268,720	112,636,994

End of period	$6,814,035	$3,372,136	$67,785,466	$77,495,560	$67,268,720

* Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

†For the period October 1, 2023 through March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Genomic Advancements ETF		Franklin High Yield Corporate ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$(15,107)	$(18,455)	$14,585,453	$12,584,791
Net realized gain (loss)	(817,580)	(2,624,513)	(3,689,325)	(20,068,381)
Net change in unrealized appreciation
(depreciation)	1,875,028	41,315	15,577,700	(3,626,857)

Net increase (decrease) in net assets resulting from operations	1,042,341	(2,601,653)	26,473,828	(11,110,447)

Distributions to shareholders (Note 1h)	—	—	(15,176,528)	(14,565,851)

Capital share transactions: (Note 2)	(1,858,283)	(1,555,550)	49,731,783	(100,442,169)

Net increase (decrease) in net assets	(815,942)	(4,157,203)	61,029,083	(126,118,467)
Net assets:
Beginning of period	10,641,474	14,798,677	208,167,364	334,285,831

End of period	$9,825,532	$10,641,474	$269,196,447	$208,167,364

240	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Income Focus ETF	Franklin Intelligent Machines ETF

	Period Ended March 31, 2024*	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$5,237,551	$(12,644)	$166
Net realized gain (loss)	(294,699)	1,641,253	3,004
Net change in unrealized appreciation (depreciation)	4,946,945	2,843,213	(810,953)

Net increase (decrease) in net assets resulting from operations	9,889,797	4,471,822	(807,783)

Distributions to shareholders (Note 1h)	(4,536,958)	—	—

Capital share transactions: (Note 2)	171,680,587	7,114,639	(1,933,835)

Net increase (decrease) in net assets	177,033,426	11,586,461	(2,741,618)
Net assets:
Beginning of period	—	8,832,198	11,573,816

End of period	$177,033,426	$20,418,659	$8,832,198

* For the period June 06, 2023 (commencement of operations) to March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin International Aggregate Bond ETF		Franklin Investment Grade Corporate ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$8,746,290	$1,741,480	$23,323,744	$22,025,022
Net realized gain (loss)	(5,814,737)	3,830,774	(37,195,708)	(84,970,442)
Net change in unrealized appreciation (depreciation)	15,395,007	(10,098,488)	35,330,966	(683,135)

Net increase (decrease) in net assets resulting from operations	18,326,560	(4,526,234)	21,459,002	(63,628,555)

Distributions to shareholders (Note 1h)	(4,135,239)	(30,078,202)	(26,347,663)	(24,150,574)

Capital share transactions: (Note 2)	199,112,461	116,800,375	(275,321,896)	(249,460,109)

Net increase (decrease) in net assets	213,303,782	82,195,939	(280,210,557)	(337,239,238)

Net assets:
Beginning of period	276,163,744	193,967,805	644,362,589	981,601,827

End of period	$489,467,526	$276,163,744	$364,152,032	$644,362,589

242	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Municipal Green Bond ETF		Franklin Senior Loan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$3,798,043	$2,746,059	$22,291,245	$14,352,567
Net realized gain (loss)	(2,366,367)	(6,701,880)	(1,059,035)	(6,257,273)
Net change in unrealized appreciation (depreciation)	3,191,280	2,723,264	6,585,296	(5,069,428)

Net increase (decrease) in net assets resulting from operations	4,622,956	(1,232,557)	27,817,506	3,025,866

Distributions to shareholders (Note 1h)	(4,038,600)	(2,942,579)	(21,412,594)	(13,839,060)

Capital share transactions: (Note 2)	21,159	11,585,524	115,962,257	(75,788,778)

Net increase (decrease) in net assets	605,515	7,410,388	122,367,169	(86,601,972)

Net assets:
Beginning of period	112,348,930	104,938,542	206,120,271	292,722,243

End of period	$112,954,445	$112,348,930	$328,487,440	$206,120,271

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Systematic Style Premia ETF		Franklin U.S. Core Bond ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$2,606,425	$1,063,910	$58,979,850	$37,200,280
Net realized gain (loss)	(1,527,885)	(3,934,690)	(36,889,503)	(77,224,065)
Net change in unrealized appreciation (depreciation)	14,906,975	4,772,274	17,144,232	(34,675,111)

Net increase (decrease) in net assets resulting from operations	15,985,515	1,901,494	39,234,579	(74,698,896)

Distributions to shareholders (Note 1h)	(1,644,064)	(2,011,501)	(58,908,890)	(36,861,021)

Capital share transactions: (Note 2)	78,666,508	35,997,633	284,594,988	113,289,466

Net increase (decrease) in net assets	93,007,959	35,887,626	264,920,677	1,729,549

Net assets:
Beginning of period	91,145,940	55,258,314	1,511,690,857	1,509,961,308

End of period	$184,153,899	$91,145,940	$1,776,611,534	$1,511,690,857

244	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin U.S. Low Volatility ETF		Franklin U.S. Treasury Bond ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$2,525,593	$2,208,643	$17,426,625	$8,132,461
Net realized gain (loss)	15,754,657	(1,776,637)	(14,020,045)	(45,689,019)
Net change in unrealized appreciation (depreciation)	4,383,562	(3,376,894)	(3,205,180)	24,120,884

Net increase (decrease) in net assets resulting from operations	22,663,812	(2,944,888)	201,400	(13,435,674)

Distributions to shareholders (Note 1h)	(2,439,590)	(2,283,102)	(16,803,834)	(9,684,869)

Capital share transactions: (Note 2)	(55,622,694)	25,905,244	302,950,961	48,333,781

Net increase (decrease) in net assets	(35,398,472)	20,677,254	286,348,527	25,213,238

Net assets:
Beginning of period	155,612,669	134,935,415	428,755,955	403,542,717

End of period	$120,214,197	$155,612,669	$715,104,482	$428,755,955

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Ultra Short Bond ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023

Increase (decrease) in net assets:
Operations:
Net investment income	$130,917	$75,527
Net realized gain (loss)	1,043	(23,277)
Net change in unrealized appreciation (depreciation)	30,253	18,440

Net increase (decrease) in net assets resulting from operations	162,213	70,690

Distributions to shareholders (Note 1h)	(126,651)	(62,292)

Capital share transactions: (Note 2)	1,239,556	(1,232,733)

Net increase (decrease) in net assets	1,275,118	(1,224,335)

Net assets:
Beginning of period	2,457,646	3,681,981

End of period	$3,732,764	$2,457,646

246	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, seventeen of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.

Effective June 6, 2023, the Trust began offering shares of Franklin Income Focus ETF. Each of the Funds are an exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.

The Franklin Focused Growth ETF adopted the performance of the Franklin Focused Growth Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the “Reorganization”) that was effective after the market close on November 3, 2023. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares.

Prior to the Franklin Focused Growth ETF’s listing on November 6, 2023, the NAV performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.

State Street Bank and Trust Company, serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganizations, The JPM was the Custodian and Franklin Templeton Investor Services, LLC was the Transfer Agent for the Target Fund.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral

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1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

d. Securities Purchased on a When-Issued and Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR) or the London Interbank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

f. Equity-Linked Securities

Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked

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f. Equity-Linked Securities (continued)

securities is recorded as realized gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.

g. Income and Deferred Taxes

It is the Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income

(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Funds. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Funds to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

i. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

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1. Organization and Significant Accounting Policies (continued)

j. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,850,864	—	$5
Shares redeemed	(150,000)	(4,358,818)	(200,000)	(4,312,710)
Net increase (decrease)	(50,000)	$(1,507,954)	(200,000)	$(4,312,705)

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2. Shares of Beneficial Interest (continued)

	Franklin Dynamic Municipal Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	3,900,000	$92,567,064	2,300,000	$54,522,182
Shares redeemed	(100,000)	(2,397,739)	(1,150,000)	(27,122,874)

Net increase (decrease)	3,800,000	$90,169,325	1,150,000	$27,399,308

	Franklin Exponential Data ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,298,068	50,000	$800,051

Net increase (decrease)	100,000	$2,298,068	50,000	$800,051

	Franklin Focused Growth ETF(c)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023(a)		Year Ended September 30, 2022

	Shares	Amount	Shares	Amount	Shares	Amount
Capital Transactions(b)
Shares sold	1,742,411	$45,475,603	400,540	8,729,317	315,963	$8,974,322
Shares reinvested	—	—	—	—	4,116	131,564
Shares redeemed	(309,554)	(8,255,896)	(324,805)	(7,611,698)	(618,869)	(17,335,380)

Net increase (decrease)	1,432,857	$37,219,707	75,735	$1,117,619	(298,790)	$(8,229,494)

Class A(c)
Shares sold(d)	85	1,821	1,233,955	28,366,209	1,213,199	33,600,799
Shares reinvested	—	—	—	—	15,386	489,286
Shares redeemed	(2,313,234)	(58,774,506)	(1,668,340)	(39,867,268)	(1,027,936)	(25,688,699)

Net increase (decrease)	(2,313,149)	$(58,772,685)	(434,385)	$(11,501,059)	200,649	$8,401,386

Class C(c)
Shares sold	—	—	94,040	2,082,520	97,172	2,671,024
Shares reinvested	—	—	—	—	1,220	38,258
Shares redeemed(d)	(208,269)	(5,148,740)	(94,696)	(2,108,435)	(82,494)	(1,997,545)

Net increase (decrease)	(208,269)	$(5,148,740)	(656)	$(25,915)	15,898	$711,737

Class R(c)
Shares sold	—	—	18,468	403,494	24,654	667,940
Shares reinvested	—	—	—	—	186	5,897
Shares redeemed	(44,493)	(1,122,328)	(11,616)	(273,083)	(18,389)	(477,266)

Net increase (decrease)	(44,493)	$(1,122,328)	6,852	$130,411	6,451	$196,571

Class R6(c)
Shares sold	—	—	3,859	93,822	—	—
Shares reinvested	—	—	—	—	13	415
Shares redeemed	—	—	(6,233)	(163,962)	—	—

Net increase (decrease)	—	—	(2,374)	$(70,140)	13	$415

aEffective September 13, 2023, Class R6 was liquidated.

bEffective after the market close on November 3, 2024, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). The predecessor mutual fund’s Advisor Class Shares’ performance and financial history have been adopted by Franklin Focused Growth ETF and will be used going

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2. Shares of Beneficial Interest (continued)

forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Advisor Class Shares. Shares of the other classes of the predecessor mutual fund were converted into Advisor Class Shares as a part of the Reorganization. Such conversion of the other classes of shares into Advisor Class Shares is included under “Shares sold”.

cShares of the class of the Target Fund was converted into Advisor Class shares as a part of the Reorganization. Such conversion of shares into Advisor Class shares is included under “Shares redeemed”.

dMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin Genomic Advancements ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,619,395	50,000	$1,681,091
Shares redeemed	(150,000)	(4,477,678)	(100,000)	(3,236,641)

Net increase (decrease)	(50,000)	$(1,858,283)	(50,000)	$(1,555,550)

	Franklin High Yield Corporate ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	2,700,000	$62,093,762	4,100,000	$91,766,853
Shares redeemed	(550,000)	(12,361,979)	(8,400,000)	(192,209,022)

Net increase (decrease)	2,150,000	$49,731,783	(4,300,000)	$(100,442,169)

	Franklin Income Focus ETF

	Period Ended March 31, 2024*

	Shares	Amount
Shares sold	6,800,001	$171,680,612
Shares redeemed	(1)	(25)

Net increase (decrease)	6,800,000	$171,680,587

	Franklin Intelligent Machines ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	300,000	$14,472,881	—	$9
Shares redeemed	(150,000)	(7,358,242)	(50,000)	(1,933,844)

Net increase (decrease)	150,000	$7,114,639	(50,000)	$(1,933,835)

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2. Shares of Beneficial Interest (continued)

	Franklin International Aggregate Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	10,150,000	$199,112,461	6,650,000	$133,652,517
Shares redeemed	—	—	(750,000)	(16,852,142)

Net increase (decrease)	10,150,000	$199,112,461	5,900,000	$116,800,375

	Franklin Investment Grade Corporate ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	2,700,000	$56,799,349	5,450,000	$117,743,152
Shares redeemed	(15,700,000)	(332,121,245)	(16,800,000)	(367,203,261)

Net increase (decrease)	(13,000,000)	$(275,321,896)	(11,350,000)	$(249,460,109)

	Franklin Municipal Green Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,269,420	1,150,000	$27,070,685
Shares redeemed	(400,000)	(9,248,261)	(650,000)	(15,485,161)

Net increase (decrease)	—	$21,159	500,000	$11,585,524

	Franklin Senior Loan ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	5,400,000	$130,335,347	2,200,000	$54,475,982
Shares redeemed	(600,000)	(14,373,090)	(5,400,000)	(130,264,760)

Net increase (decrease)	4,800,000	$115,962,257	(3,200,000)	$(75,788,778)

	Franklin Systematic Style Premia ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	5,600,000	$126,521,854	2,350,000	$50,962,500
Shares redeemed	(2,150,000)	(47,855,346)	(700,000)	(14,964,867)

Net increase (decrease)	3,450,000	$78,666,508	1,650,000	$35,997,633

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2. Shares of Beneficial Interest (continued)

	Franklin U.S. Core Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	23,700,000	$492,368,845	13,950,000	$306,613,085
Shares redeemed	(9,950,000)	(207,773,857)	(8,850,000)	(193,323,619)

Net increase (decrease)	13,750,000	$284,594,988	5,100,000	$113,289,466

	Franklin U.S. Low Volatility ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	350,000	$17,082,101	650,000	$30,177,151
Shares redeemed	(1,450,000)	(72,704,795)	(100,000)	(4,271,907)

Net increase (decrease)	(1,100,000)	$(55,622,694)	550,000	$25,905,244

	Franklin U.S. Treasury Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	18,450,000	$379,202,577	9,700,000	$206,895,275
Shares redeemed	(3,750,000)	(76,251,616)	(7,300,000)	(158,561,494)

Net increase (decrease)	14,700,000	$302,950,961	2,400,000	$48,333,781

	Franklin Ultra Short Bond ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,239,556	50,000	$1,219,162
Shares redeemed	—	—	(100,000)	(2,451,895)

Net increase (decrease)	50,000	$1,239,556	(50,000)	$(1,232,733)

*For the period June 06, 2023 (commencement of operations) to March 31, 2024.

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

With respect to Franklin Focused Growth ETF, for the period October 1, 2023 through November 3, 2023 the predecessor mutual fund paid an investment management fee to Advisers, the investment advisor to the predecessor fund based on the average daily net assets of the fund as follows:

Average Daily Net Assets	Annual Rate
Up to and including $500 million	0.700%
Over $500 million, up to and including $1 billion	0.600%
Over $1 billion, up to and including $3 billion	0.550%
Over $3 billion, up to and including $5 billion	0.500%
In excess of $5 billion	0.450%

Effective after the market close on November 3, 2023, pursuant to the investment management agreement with the Trust on behalf of the Fund, the Fund pays Advisers a unified management fee equal to the annual rate of 0.55% based on the average daily net assets of the Fund. Pursuant to the investment management agreement, Advisers reimburses the Fund for all acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

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3. Transactions with Affiliates (continued)

a. Management Fees (continued)

The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Dynamic Municipal Bond ETF	0.30%
Franklin Exponential Data ETF	0.50%
Franklin Focused Growth ETF	0.58%
Franklin Genomic Advancements ETF	0.50%
Franklin High Yield Corporate ETF	0.40%
Franklin Income Focus ETF	0.38%
Franklin Intelligent Machines ETF	0.50%
Franklin International Aggregate Bond ETF	0.25%
Franklin Investment Grade Corporate ETF	0.35%
Franklin Municipal Green Bond ETF	0.30%
Franklin Senior Loan ETF	0.45%
Franklin Systematic Style Premia ETF	0.65%
Franklin U.S. Core Bond ETF	0.15%
Franklin U.S. Low Volatility ETF	0.29%
Franklin U.S. Treasury Bond ETF	0.09%
Franklin Ultra Short Bond ETF	0.15%

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

For Franklin Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired Fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are not separately disclosed because they are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Transfer Agent Fees

Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are accrued and allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.

For the year ended March 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Transfer Agent Fees (continued)

Franklin Focused Growth ETF
Transfer agent Fees	$4,137

e. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin Exponential Data ETF								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$38,455	$284,744	$(210,977)	$—	$—	$112,222	112,222	$5,867

Franklin Focused Growth ETF								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$6,163,323	$(5,940,290)	$—	$—	$223,033	223,033	$16,367

Franklin U.S. Core Bond ETF								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$17,621,864	$515,690,725	$(524,020,514)	$—	$—	$9,292,075	9,292,075	$816,045

Franklin U.S. Treasury Bond ETF								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$4,054,622	$100,410,478	$(100,248,610)	$—	$—	$4,216,490	4,216,490	$145,632

Franklin Ultra Short Bond ETF								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$187,218	$2,594,039	$(1,206,490)	$—	$—	$1,574,767	1,574,767	$34,603

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Other Affiliated Transactions

At March 31, 2024, the shares of the Funds were owned by the following investment entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Disruptive Commerce ETF
Franklin Resources Inc.	25,000	7.1%

Franklin High Yield Corporate ETF
Franklin Conservative Allocation Fund	748,283	6.6%
Franklin Moderate Allocation Fund	878,070	7.7%
Franklin 529 Portfolios	3,007,496	26.5%

	4,633,849	40.8%

Franklin International Aggregate Bond ETF
Franklin 529 Portfolios	6,159,428	25.4%

Franklin Investment Grade Corporate ETF
Franklin Conservative Allocation Fund	1,038,089	6.1%
Franklin Moderate Allocation Fund	1,218,448	7.1%
Franklin 529 Portfolios	4,233,257	24.8%

	6,489,794	38.0%

Franklin Municipal Green Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,550,000	33.0%

Franklin Systematic Style Premia ETF
Franklin Conservative Allocation Fund	379,126	4.9%
Franklin Moderate Allocation Fund	697,448	9.1%
Franklin Growth Allocation Fund	552,332	7.2%
Franklin Global Allocation Fund	2,225,000	28.9%

	3,853,906	50.1%

Franklin U.S. Core Bond ETF
Franklin Conservative Allocation Fund	8,302,066	10.0%
Franklin Moderate Allocation Fund	9,743,591	11.7%
Franklin 529 Portfolios	33,594,851	40.3%

	51,640,508	62.0%

Franklin U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	4,312,937	12.4%
Franklin Moderate Allocation Fund	5,061,822	14.5%
Franklin 529 Portfolios	17,423,233	49.9%

	26,797,992	76.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:

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4. Income Taxes (continued)

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Capital loss carryforwards not subject to expiration:
Long term	$2,194,534	$2,966,240	$484,200	$2,213,321
Short term	8,655,889	2,696,665	656,787	10,067,085

Total capital loss carryforwards	$10,850,423	$5,662,905	$1,140,987	$12,280,406

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF
Capital loss carryforwards not subject to expiration:
Long term	$2,766,082	$9,185,599	$257,664	$641,604
Short term	6,659,748	611,627	52,606	1,074,421

Total capital loss carryforwards	$9,425,830	$9,797,226	$310,270	$1,716,025

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF
Capital loss carryforwards not subject to expiration:
Long term	$8,816,042	$42,044,031	$8,867,599	$6,678,729
Short term	4,582,567	8,581,106	2,843,949	2,223,265

Total capital loss carryforwards	$13,398,609	$50,625,137	$11,711,548	$8,901,994

	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$102,854,242	$3,249,552	$59,692,482
Short term	14,529,905	43,993,776	1,087,788	14,923,649

Total capital loss carryforwards	$14,529,905	$146,848,018	$4,337,340	$74,616,131

	Franklin Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$13,918
Short term	33,902

Total capital loss carryforwards	$47,820

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the fol lowing fiscal year. At March 31, 2024, the deferred losses were as follows:

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4. Income Taxes (continued)

	Franklin Focused Growth ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF
Post October capital losses	$—	$—	$—
Late-year ordinary losses	$528	$664	$1,525,338

For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended March 31, 2024, the following Fund utilized capital loss carryforwards as follows:

	Franklin Focused Growth ETF
Capital loss carryforwards utilized	$2,712,616
The tax character of distributions paid during the period ended March 31, 2024 and 2023, were as follows:

	Franklin Dynamic Municipal Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Tax exempt income	$5,006,865	$2,737,527
Ordinary income	133,566	680

	$5,140,431	$2,738,207

	Franklin High Yield Corporate ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$15,176,528	$14,565,851

	Franklin Income Focus ETF
	Year Ended March 31, 2024
Distributions paid from Ordinary income	$4,536,958

	Franklin International Aggregate Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$4,135,239	$30,078,202

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4. Income Taxes (continued)

	Franklin Investment Grade Corporate ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$26,347,663	$24,150,574

	Franklin Municipal Green Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Tax exempt income	$3,985,182	$2,942,579
Ordinary income	53,418	—

	$4,038,600	$2,942,579

	Franklin Senior Loan ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$21,412,594	$13,839,060

	Franklin Systematic Style Premia ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$1,644,064	$2,011,501

	Franklin U.S. Core Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$58,908,890	$36,861,021

	Franklin U.S. Low Vola- tility ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$2,439,590	$2,283,102

	Franklin U.S. Treasury Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$16,803,834	$9,684,869

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4. Income Taxes (continued)

	Franklin Ultra Short Bond ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$126,651	$62,292

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of investments	$9,652,553	$192,166,065	$5,735,312	$38,352,617

Unrealized appreciation	$2,326,215	$5,728,712	$1,285,009	$29,613,832
Unrealized depreciation	(758,609)	(2,542,167)	(210,658)	(156,984)

Net unrealized appreciation (depreciation) .	$1,567,606	$3,186,545	$1,074,351	$29,456,848

Distributable earnings – undistributed ordinary income	$11,711	$—	$6,435	$—

Distributions earning – undistributed tax except income	$—	$729,028	$—	$—

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF
Cost of investments	$10,605,896	$271,531,688	$169,072,101	$15,921,417

Unrealized appreciation	$1,297,577	$5,613,658	$5,920,116	$4,695,394
Unrealized depreciation	(2,197,939)	(10,935,945)	(1,017,293)	(565,199)

Net unrealized appreciation (depreciation) .	$(900,362)	$(5,322,287)	$4,902,823	$4,130,195

Distributable earnings – undistributed ordinary income	$—	$1,581,700	$760,286	$—

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF
Cost of investments	$496,478,848	$400,069,334	$111,800,885	$342,798,889

Unrealized appreciation	$7,771,771	$2,027,354	$2,144,371	$2,947,360
Unrealized depreciation	(28,891,787)	(42,157,535)	(2,431,953)	(4,978,985)

Net unrealized appreciation (depreciation) .	$(21,120,016)	$(40,130,181)	$(287,582)	$(2,031,625)

Distributable earnings – undistributed ordinary income	$—	$1,362,560	$—	$2,625,166

Distributions earning – undistributed tax except income	$—	$—	$373,980	$—

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4. Income Taxes (continued)

	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF
Cost of investments	$148,110,709	$1,836,584,823	$100,877,452	$723,181,124

Unrealized appreciation	$21,324,002	$13,323,352	$22,272,324	$805,691
Unrealized depreciation	(1,517,888)	(135,243,198)	(3,070,406)	(10,935,649)

Net unrealized appreciation (depreciation) .	$19,806,114	$(121,919,846)	$19,201,918	$(10,129,958)

Distributable earnings – undistributed ordinary income	$3,594,562	$8,338,309	$199,250	$2,608,733

	Franklin Ultra Short Bond ETF
Cost of investments	$3,709,771

Unrealized appreciation	$9,519
Unrealized depreciation	(2,714)

Net unrealized appreciation (depreciation) .	$6,805

Distributable earnings – undistributed ordinary income	$17,715

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares and in-kind transactions, bond discounts and premiums and investments in FLSP Holdings Corporation.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Purchases	$1,549,841	$202,447,321	$281,863	$6,115,624
Sales	$1,343,182	$112,013,409	$305,410	$34,139,565

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF
Purchases	$1,844,851	$83,703,069	$186,677,425	$2,123,685
Sales	$1,882,228	$67,028,804	$55,174,897	$2,029,844

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF
Purchases	$318,987,339	$153,558,527	$47,976,546	$130,301,301
Sales	$89,342,528	$145,156,287	$48,149,307	$37,588,493

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5. Investment Transactions (continued)

	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF
Purchases	$163,814,047	$839,442,424	$35,905,019	$742,543,703
Sales	$145,988,955	$600,355,641	$33,070,096	$448,097,977

	Franklin Ultra Short Bond ETF
Purchases	$688,917
Sales	$1,277,340

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of Securities Received	$2,745,837	$—	$2,253,193	$3,019,843
Value of Securities Delivered[a]	$4,289,536	$—	$—	$2,966,172

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF
Cost of Securities Received	$2,339,930	$45,832,449	$34,517,665	$13,872,710
Value of Securities Delivered[a]	$4,150,392	$8,797,006	$—	$7,112,932

	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF
Cost of Securities Received	$—	$48,455,723	$—	$—
Value of Securities Delivered[a]	$—	$317,944,305	$—	$—

	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF
Cost of Securities Received	$—	$—	$16,884,446	$—
Value of Securities Delivered[a]	$—	$—	$71,814,434	$—

	Franklin Ultra Short Bond ETF
Cost of Securities Received	$—
Value of Securities Delivered[a]	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Global Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds could, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of

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6. Global Credit Facility (continued)

all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. During the year ended March 31, 2024, the Funds did not use the Global Credit Facility.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain investments in Chinese companies are made through a special structure known as a (VIE). In a VIE structure, foreign investors, such as Franklin Disruptive Commerce ETF & Franklin U.S. Core Bond ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.

8. Credit Risk and Defaulted Securities

At March 31, 2024, Franklin Dynamic Municipal Bond ETF, Franklin Municipal Green Bond ETF, Franklin High Yield Corporate ETF, and Franklin Senior Loan ETF had 40.84%, 8.45%, 91.70%, and 88.07%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At March 31, 2024, Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF and Franklin Senior Loan ETF the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.12%, 0.00% and 0.18% of the Fund’s net assets respectively. For information as to specific securities, see the accompanying Schedule of Investments.

9. Other Derivative Information

At March 31, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

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9. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Income Focus ETF

Equity contracts	Options written, at value	$—		Options written, at value	$87,500

Totals		$—			$87,500

Franklin International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$7,448,406		Unrealized depreciation on OTC forward exchange contracts	$868,963

Totals		$7,448,406			$868,963

Franklin Systematic Style Premia ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$446,297		Unrealized depreciation on OTC forward exchange contracts	$618,514

Equity contracts	Variation margin on futures			Variation margin on futures

	contracts	4,131,425	[a]	contracts	1,698,154	[a]

Equity contracts	Swap contracts	—		Swap contracts	—

Totals		$4,577,722			$2,316,668

Franklin U.S. Core Bond ETF

Interest rate contracts	Variation margin on futures contracts	$91,653	[a]	Variation margin on futures contracts	$75,546	[a]

Totals		$91,653			$75,546

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Income Focus ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(429,440)	Futures contracts	$—

Equity contracts	Written options	118,313	Written options	(54,922)

Totals		$(311,127)		$(54,922)

Franklin International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$7,726,531	Forward exchange contracts	$4,467,211

Franklin Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(476,974)	Futures contracts	$492,300

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9. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period

Franklin Systematic Style Premia ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$1,483,690	Forward exchange contracts	$(519,203)

Equity contracts	Futures contracts	(508,203)	Futures contracts	1,365,624

Equity contracts	Swap contracts	—	Swap contracts	—

Totals		$975,487		$846,421

Franklin U.S. Core Bond ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(816,917)	Futures contracts	$(745,406)

Credit contracts	Swap contracts	73,750	Swap Contracts	(77,367)

Totals		$(743,167)		$(822,773)

For the year ended March 31, 2024, the average month end notional amount of futures contracts, swap contracts, options and average month end contract value for forward exchange contracts were as follows:

	Franklin Income Focus ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Futures contracts	$4,507,548	$—	$1,668,393
Forward exchange contracts	$—	$363,876,644	$—
Written Options	$19,520	$—	$—

	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Credit default contracts	$—	$6,923,077
Total Return Swaps	$60,227,532	$—
Futures contracts	$152,254,367	$65,239,472
Forward exchange contracts	$85,498,849	$—

At March 31, 2024, the Funds’ OTC derivative assets and liabilities are as follows:

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9. Other Derivative Information (continued)

	Gross and Net Amounts of
	Assets and Liabilities
	Presented in the
	Statements of
	Assets and Liabilities

	Assets[a]	Liabilities[a]

Franklin International Aggregate Bond ETF
Foreign exchange contracts	$7,448,406	$868,963

Franklin Systematic Style Premia ETF
Total Return Swaps	$—	$—
Foreign exchange contracts	$446,297	$618,514

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2024, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net Amounts		Financial
	of Assets Presented in	Financial	Instruments	Cash
	the Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)

Franklin International

Aggregate Bond ETF

Counterparty
BNPS	$3,002,849	$(258,976)	$—	$—	$2,743,873
CITI	4,445,557	(609,987)	—	—	3,835,570
Total	$7,448,406	$(868,963)	$—	$—	$6,579,443

Franklin Systematic Style

Premia ETF

Counterparty
MSCO	$446,297	$(446,297)	$—	$—	$—
MSCS	—	—	—	—	—
Total	$446,297	$(446,297)	$—	$—	$—

At March 31, 2024, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

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NOTES TO FINANCIAL STATEMENTS

9. Other Derivative Information (continued)

		Amounts Not Offset in the
		Statements of Assets and Liabilities

	Gross and Net Amounts		Financial
	of Liabilities Presented in	Financial	Instruments	Cash
	the Statements of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged	less than zero)

Franklin International

Aggregate Bond ETF

Counterparty
BNPS	$258,976	$(258,976)	$—	$—	$—
CITI	609,987	(609,987)	—	—	—
Total	$868,963	$(868,963)	$—	$—	$—

Franklin Systematic

Style Premia ETF
Counterparty
MSCO	$618,514	$(446,297)	$—	$—	$172,217

See Note 1(c) regarding derivative financial instruments.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,220,159	$—	$—	$11,220,159

Franklin Dynamic Municipal Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$—	$653,904	$653,904
Senior Floating Rate Interests	—	875,329	—	875,329
Municipal Bonds	—	193,823,377	—	193,823,377
Total Investments in Securities	$ —	$194,698,706	$653,904	$195,352,610

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin Exponential Data ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,697,441	$—	$—		$6,697,441
Short-Term Investments	112,222	—	—		112,222

Total Investments in Securities	$6,809,663	$—	$—		$6,809,663

Franklin Focused Growth ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$67,586,432	$—	$—		$67,586,432
Short-Term Investments	223,033	—	—		223,033

Total Investments in Securities	$67,809,465	$—	$—		$67,809,465

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,705,534	$—	$—	[c]	$9,705,534

Franklin High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$250,974,224	$—	[c]	$250,974,224
Senior Floating Rate Interests	—	8,564,644	—		8,564,644
Equity Investments[b]	1,418,552	—	—		1,418,552
U.S. Government & Agency Securities	—	5,251,981	—		5,251,981

Total Investments in Securities	$1,418,552	$264,790,849	$—		$266,209,401

Franklin Income Focus ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$79,338,146	$—		$79,338,146
Equity-Linked Securities	—	23,932,752	—		23,932,752
Equity Investments[b]	48,422,934	—	—		48,422,934
U.S. Government & Agency Securities	—	22,281,092	—		22,281,092

Total Investments in Securities	$48,422,934	$125,551,990	$—		$173,974,924

Liabilities:
Other Financial Instruments:
Call Options Written	$87,500	$—	$—		$87,500

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,051,612	$—	$—	[c]	$20,051,612

Franklin International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$457,332,828	$—		$457,332,828
Corporate Bonds & Notes	—	16,891,656	—		16,891,656
U.S. Government & Agency Securities	—	1,134,348	—		1,134,348

Total Investments in Securities	$—	$475,358,832	$—		$475,358,832

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin International Aggregate Bond ETF (continued)
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,448,406		$—	$7,448,406

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$868,963		$—	$868,963

Franklin Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$353,933,252		$—	$353,933,252
U.S. Government & Agency Securities	—	6,005,901		—	6,005,901

Total Investments in Securities	$—	$359,939,153		$—	$359,939,153

Franklin Municipal Green Bond ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$111,513,303		$—	$111,513,303

Franklin Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$17,672,378		$—	$17,672,378
Senior Floating Rate Interests	—	274,344,251		—	274,344,251
Asset-Backed Securities	—	1,987,513		—	1,987,513
U.S. Government & Agency Securities	—	46,763,122		—	46,763,122

Total Investments in Securities	$—	$340,767,264		$—	$340,767,264

Franklin Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$98,627,019	$—	$	—[c]	$98,627,019
Short-Term Investments	69,289,804	—		—	69,289,804
Total Investments in Securities	$167,916,823	$—		$—	$167,916,823
Other Financial Instruments:
Forward Exchange Contracts	$—	$446,297		$—	$446,297
Futures Contracts	4,131,425	—		—	4,131,425

Total Other Financial Instruments	$4,131,425	$446,297		$—	$4,577,722

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$618,514		$—	$618,514
Futures Contracts	1,698,154	—		—	1,698,154

Total Other Financial Instruments	$1,698,154	$618,514		$—	$2,316,668

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$532,544,909	$—	$532,544,909
Municipal Bonds	—	20,034,024	—	20,034,024
Mortgage-Backed Securities	—	5,564,076	—	5,564,076
Foreign Government and Agency Securities	—	14,923,950	—	14,923,950
Asset-Backed Securities	—	38,189,008	—	38,189,008
U.S. Government & Agency Securities	—	1,094,116,935	—	1,094,116,935
Short-Term Investments	9,292,075	—	—	9,292,075

Total Investments in Securities	$9,292,075	$1,705,372,902	$—	$1,714,664,977
Other Financial Instruments:
Futures Contracts	$91,653	$—	$—	$91,653

Liabilities:
Other Financial Instruments:
Futures Contracts	$75,546	$—	$—	$75,546

Franklin U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$119,164,897	$—	$—	$119,164,897
U.S. Government & Agency Securities	—	914,474	—	914,474

Total Investments in Securities	$119,164,897	$914,474	$—	$120,079,371

Franklin U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$708,834,676	$—	$708,834,676
Short-Term Investments	4,216,490	—	—	4,216,490

Total Investments in Securities	$4,216,490	$708,834,676	$—	$713,051,166

Franklin Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,842,709	$—	$1,842,709
Asset-Backed Securities	—	200,151	—	200,151
Short-Term Investments	1,574,767	98,949	—	1,673,716

Total Investments in Securities	$1,574,767	$2,141,809	$—	$3,716,576

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes financial instruments determined to have no value.

11. Investments in FLSP Holdings Corporation

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At March 31, 2024, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Schedule of Investments. At March 31, 2024, the net assets of the FLSP Holdings Corporation were $6,098,399, representing 3.31% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

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NOTES TO FINANCIAL STATEMENTS

12. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

13. Subsequent Events

The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:

On February 29, 2024, the Board approved changes to Franklin U.S. Low Volatility ETF’s (i) name and ticker symbol, (ii) investment goal, strategies and policies (including the Fund’s 80% investment policy), (iii) primary benchmark index, and (iv) other related changes. Effective on or about May 31, 2024, the Fund will be renamed the Franklin Income Equity Focus ETF (Ticker: INCE). The Fund’s investment goal will change to seek income and capital appreciation with an emphasis on lower volatility.

Abbreviations

Selected Portfolio		Currency		Counterparty
ADR	American Depositary Receipt	AUD	Australian Dollar	BNPS	BNP Paribas SA.
AMT	Alternative Minimum Tax	CAD	Canadian Dollar	CITI	CITIBANK
CAC	Cotation Assistée en Continu (French	CNY	Chinese Yuan Renminbi	MSCO	Morgan Stanley
	Index)	EUR	Euro	MSCS	Morgan Stanley Capital Services Inc.
CDI	Clearing House Electronic Subregister	GBP	United Kingdom Pound
	System Depositary Interest	JPY	Japanese Yen
CLO	Collateralized Loan Obligation	MXN	Mexican Peso
CSCDA	California Statewide Communities	PLN	Polish Zloty
	Development Authority	SEK	Swedish Krona
FRN	Floating Rate Note	USD	United States Dollar
LIBOR	London Interbank Offered Rate
OAT	Obligation Assumable by the Treasurer
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SPA	Standby Purchase Agreement
ULSD	Ultra-Low Sulfur Diesel
VRDN	Variable Rate Demand Note

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Disruptive Commerce ETF, Franklin Dynamic Municipal Bond ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Income Focus ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Low Volatility ETF, Franklin U.S. Treasury Bond ETF and Franklin Ultra Short Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seventeen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Disruptive Commerce ETF(1)
Franklin Dynamic Municipal Bond ETF(1)
Franklin Exponential Data ETF(1)
Franklin Focused Growth ETF(2)
Franklin Genomic Advancements ETF(1)
Franklin High Yield Corporate ETF(1)
Franklin Income Focus ETF(3)
Franklin Intelligent Machines ETF(1)
Franklin International Aggregate Bond ETF(1)
Franklin Investment Grade Corporate ETF(1)
Franklin Municipal Green Bond ETF(1)
Franklin Senior Loan ETF(1)
Franklin Systematic Style Premia ETF(4)
Franklin U.S. Core Bond ETF(1)
Franklin U.S. Low Volatility ETF(1)
Franklin U.S. Treasury Bond ETF(1)
Franklin Ultra Short Bond ETF(1)

(1) Statement of assets and liabilities, including the schedule of investments, as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the periods indicated therein.

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Report of Independent Registered Public Accounting Firm (continued)

(2) Statement of assets and liabilities, including the schedule of investments, as of March 31, 2024, the related statements of operations for the period October 1, 2023 through March 31, 2024 and for the year ended September 30, 2023, the statements of changes in net assets for the period October 1, 2023 through March 31, 2024 and for each of the two years in the period ended September 30, 2023 and the financial highlights for the period October 1, 2023 through March 31, 2024 and each of the five years in the period ended September 30, 2023.

(3) Statement of assets and liabilities, including the schedule of investments, as of March 31, 2024, the related statement of operations, the statements of changes in net assets and the financial highlights for the period June 06, 2023 (commencement of operations) to March 31, 2024.

(4) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of March 31, 2024, the related consolidated statement of operations for the year ended March 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended March 31, 2024 and the consolidated financial highlights for each of the four years in the period ended March 31, 2024 and for the period December 18, 2019 (commencement of operations) to March 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2024:

	Pursuant to:		Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Exempt-Interest Dividends	§	852(b)(5)(A)	$ —	$5,006,865	$ —	$ —
Interest-Related Dividends	§	871(k)(1)(C)	$ —	$ 133,566	$ —	$ —
Section 163(j) Interest Dividends	§	163(j)	$ —	$ 133,566	$ —	$ —

	Pursuant to:		Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Focus ETF	Franklin Intelligent Machines ETF
Dividends Received Deduction (DRD)	§	854(b)(1)(A)	$ —	$ —	$ 600,636	$ —
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$ —	$ —	$ 674,050	$ —
Interest-Related Dividends	§	871(k)(1)(C)	$ —	$11,715,646	$3,025,667	$ —
Section 163(j) Interest Dividends	§	163(j)	$ —	$14,228,926	$3,458,152	$ —

	Pursuant to:		Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF
Exempt-Interest Dividends	§	852(b)(5)(A)	$ —	$ —	$3,985,182	$ —
Interest-Related Dividends	§	871(k)(1)(C)	$ 824,399	$21,428,122	$ 53,418	$21,412,594
Section 163(j) Interest Dividends	§	163(j)	$4,135,329	$25,383,723	$ 53,418	$21,412,594

	Pursuant to:		Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Low Volatility ETF	Franklin U.S. Treasury Bond ETF
Dividends Received Deduction (DRD)	§	854(b)(1)(A)	$ 720,512	$ —	$2,439,590	$ —
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$1,394,269	$ —	$2,439,590	$ —
Interest-Related Dividends	§	871(k)(1)(C)	$1,322,936	$55,193,184	$ —	$16,803,834
Section 163(j) Interest Dividends	§	163(j)	$ 923,552	$58,908,890	$ —	$16,803,834

					Pursuant to:	Franklin Ultra Short Bond ETF
Interest-Related Dividends					§ 871(k)(1)(C)	$115,259
Section 163(j) Interest Dividends					§ 163(j)	$126,651

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Tax information (unaudited) (continued)

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2024:

Franklin International Aggregate Bond ETF
Foreign Taxes Paid	$ 90
Foreign Source Income	$8,657,382

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963)	Trustee	Since 2016	60	None
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director -Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President -AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Disruptive Commerce ETF

Franklin Dynamic Municipal Bond ETF

(formerly Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF)

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin High Yield Corporate ETF*

Franklin International Aggregate Bond ETF*

Franklin Investment Grade Corporate ETF*

Franklin Senior Loan ETF*

Franklin Systematic Style Premia ETF*

Franklin Ultra Short Bond ETF*

Franklin U.S. Core Bond ETF*

Franklin U.S. Low Volatility ETF*

Franklin U.S. Treasury Bond ETF*

Franklin Municipal Green Bond ETF*

(formerly Franklin Liberty Federal Tax-Free Bond ETF)

(each a Fund)

*Effective August 1, 2022, “Liberty” was removed from the name of the Fund.

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund (except the Franklin International Aggregate Bond ETF); (ii) an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin International Aggregate Bond ETF; (iii) an investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FT Institutional), an affiliate of FAV, on behalf of each of the Franklin Investment Grade Corporate ETF and Franklin U.S. Treasury Bond ETF; and (iv) an investment sub-advisory agreement between FTIML and FAV, an affiliate of FTIML, on behalf of the Franklin International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the

Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAV, FTIML and FT Institutional are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment

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personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, which is wholly owned by the Franklin Systematic Style Premia ETF (Cayman Subsidiary).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2022. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF and Franklin Genomic Advancements ETF -The Performance Universe for the Franklin Disruptive Commerce ETF included the Fund and all retail and institutional consumer services funds and exchange-traded funds. The Performance Universe for the Franklin Exponential Data ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Genomic Advancements ETF included the Fund and all retail and institutional health/biotechnology funds and exchange-traded funds. The Franklin Disruptive Commerce ETF and the Franklin Genomic Advancements ETF commenced operations on February 25, 2020, and the Franklin Exponential Data ETF commenced operations on January 12, 2021, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board discussed this performance with management and management explained that the Performance Universe for each of the Franklin Disruptive Commerce ETF and the Franklin Genomic Advancements ETF was not directly comparable to the respective Fund. The Board concluded that, based on the foregoing and the short operating history of these two funds, each Fund’s Management Agreement should be continued for an additional one-year period and management’s efforts should continue to be closely monitored. The Board further concluded that, given the Franklin Exponential Data ETF’s short operating history, the Board would need more time to evaluate the performance of the Fund.

Franklin Dynamic Municipal Bond ETF and Franklin Senior Loan ETF - The Performance Universe for the Franklin

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Dynamic Municipal Bond ETF included the Fund and all retail and institutional intermediate municipal debt funds and exchange-traded funds. The Performance Universe for the Franklin Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Franklin Dynamic Municipal Bond ETF commenced operations on August 31, 2017, and the Franklin Senior Loan ETF commenced operations on May 30, 2018, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Intelligent Machines ETF, Franklin Systematic Style Premia ETF and Franklin U.S. Treasury Bond ETF -The Performance Universe for the Franklin Intelligent Machines ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Treasury Bond ETF included the Fund and all retail and institutional general US Treasury funds and exchange-traded funds. The Franklin Intelligent Machines ETF commenced operations on February 25, 2020, the Franklin Systematic Style Premia ETF commenced operations on December 18, 2019 and the Franklin U.S. Treasury Bond ETF commenced operations on June 9, 2020, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Investment Grade Corporate ETF - The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Fund commenced operations on October 3, 2016 and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund having less exposure to high yield securities than its peers, noting that high yield securities strongly outperformed investment grade bonds during the one-year period. Management further explained the steps

the portfolio management team is taking in an effort to improve the Fund’s peer rankings. Based on the foregoing, the Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Franklin High Yield Corporate ETF and Franklin Municipal Green Bond ETF - The Performance Universe for the Franklin High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Municipal Green Bond ETF included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Franklin High Yield Corporate ETF commenced operations on May 30, 2018, and the Franklin Municipal Green Bond ETF commenced operations on August 31, 2017, and thus have been in operation for less than five years. The Board noted that Funds’ annualized total returns for the for the one-year period were below the medians of their respective Performance Universes, but the Funds’ annualized total returns for the three-year period were above the medians and in the first (best) or second quintiles of their respective Performance Universes. The Board also noted the short operating history of each Fund and that each Fund had an annualized total return that exceeded 4.45% for the three-year period. The Board concluded that each Fund’s performance was acceptable.

Franklin International Aggregate Bond ETF -The Performance Universe for the Fund included the Fund and all retail and institutional international income funds and exchange-traded funds. The Fund commenced operations on May 30, 2018 and thus has been in operation for less than five years. The Board noted that the annualized total return the Fund for the one-year period was above the median of its Performance Universe, but its annualized total return for the three-year period was below its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Low Volatility ETF - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on September 20, 2016 and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but its annualized total return for the three- and five-year periods was below the median of its Performance Universe.

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The Board noted that, while the Fund’s annualized total return for the three- and five-year periods was below median, it was 14.55% and 13.77%, respectively. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Core Bond ETF and Franklin Ultra Short Bond ETF - The Performance Universe for the Franklin U.S. Core Bond ETF included the Fund and all retail and institutional core bond funds and exchange-traded funds. The Performance Universe for the Franklin Ultra Short Bond ETF included the Fund and all retail and institutional ultra-short obligation funds and exchange-traded funds. The Franklin U.S. Core Bond ETF Fund commenced operations on September 17, 2019 and the Franklin Ultra Short Bond ETF commenced operations on July 14, 2020, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that, given each Fund’s short operating history, the Board would need additional time to evaluate the performance of the Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Disruptive Commerce ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, two other consumer services funds, and one financial services fund. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Exponential Data ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin Ultra Short Bond ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF - The Expense Group for the Franklin Exponential Data ETF was comprised of actively managed exchange-traded funds, which included the Fund, four other science and technology funds, two global science/technology funds, and one financial services fund. The Expense Group for the Franklin Genomic Advancements ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other health/biotechnology fund, and three science and technology funds. The Expense Group for the Franklin Intelligent Machines ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other science and technology funds. The Expense Group for the Franklin International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international income fund, and four emerging markets hard currency debt funds. The Expense Group for the Franklin Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and six other loan participation

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funds. The Expense Group for the Franklin Systematic Style Premia ETF was comprised of actively managed exchange-traded funds, which included the Fund, two other absolute-return funds, four alternative long/short equity funds, and one alternative multi-strategy fund. The Expense Group for the Franklin Ultra Short Bond ETF was comprised of pure index exchange-traded funds, which included the Fund and nine other ultra-short obligation funds. The Expense Group for the Franklin U.S. Core Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, three other core bond funds, and five short investment-grade debt funds. The Expense Group for the Franklin U.S. Treasury Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and eight general US government funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted the small size of the Franklin Genomic Advancements ETF’s, the Franklin Intelligent Machines ETF’s, the Franklin International Aggregate Bond ETF’s, Franklin Senior Loan ETF’s and the Franklin Systematic Style Premia ETF’s Expense Groups. The Board further noted that effective October 1, 2021, the Funds implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board further noted that FAV is paid by FTIML out of the management fee FTIML receives from the Franklin International Aggregate Bond ETF and that the allocation of the fee between FTIML and FAV reflected the services provided by each to the Fund. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Franklin U.S. Treasury Bond ETF and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each of FAV and FT Institutional are reasonable.

Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF - The Expense Group for the Franklin Dynamic Municipal Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and five other intermediate municipal debt funds. The Expense Group for the Franklin Municipal Green Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other general and insured municipal debt funds. The Board noted that the Management Rate for the Funds was above the medians of their respective Expense Groups, but the actual total expense ratio was equal to the medians of their respective Expense

Groups. The Board also noted the small size of the Funds’ Expense Groups and that the Funds’ actual total expense ratio reflected an expense cap from management. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin Investment Grade Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and three other BBB-rated corporate debt funds. The Board noted that the Management Rate for the Fund was approximately 1.6 basis points above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.

Franklin High Yield Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other high yield funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin U.S. Low Volatility ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other large-cap core fund, one large-cap value fund, and two multi-cap value funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, but its actual expense ratio was equal to the median of its Expense Group. The Board also noted the small size of the Expense Group. The Board further noted that effective October 1, 2021, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for certain of the Funds, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered that each Fund (except the Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF) would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the applicable Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the applicable Manager and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted that, as of December 31, 2021, each Fund (except for the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF) had net assets below $500 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF had net assets of $1.03 billion and $1.69 billion, respectively, as of December 31, 2021, the only Fund that experienced a profit for the fiscal year ended September 30, 2021 was the Franklin Investment Grade Corporate ETF. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment

Management Agreements

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Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

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Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

(each a Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreements between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Franklin Liberty High Yield Corporate ETF, the Franklin Liberty Senior Loan ETF and the Franklin Liberty Systematic Style Premia ETF, an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Liberty International Aggregate Bond ETF and an investment sub-advisory agreement between FTIML and FAI, on behalf of the Franklin Liberty International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and FTIML are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from each Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii)

the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environment and liquidity risk management. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, which is wholly owned by the Franklin Liberty Systematic Style Premia ETF (Cayman Subsidiary).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the

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registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportunities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for the one-year period ended February 28, 2021. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with each Manager about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding each Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of each Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted each Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Liberty High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Funds commenced operations on May 30, 2018, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

The Performance Universe for the Franklin Liberty International Aggregate Bond ETF included the Fund and all retail and institutional international income funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Franklin Liberty International Aggregate Bond ETF commenced operations on May 30, 2018 and the Franklin Liberty Systematic Style Premia ETF commenced operations on December 18, 2019, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable given their short periods of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of

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the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Liberty High Yield Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five other high yield funds. The Board noted that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF - The Expense Group for the Franklin Liberty International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international income fund, and three emerging markets hard currency debt funds. The Expense Group for the Franklin Liberty Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board also noted the small size of each Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that FAI is paid by FTIML out of the management fee FTIML receives from the Franklin Liberty International Aggregate Bond ETF. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin Liberty Systematic Style Premia ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other absolute-return fund, one alternative long/short equity fund, and one alternative multi-strategy fund. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect,

the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acquisition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except the Franklin Liberty Systematic Style Premia ETF), which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the management fee structure for each Fund (except the Franklin Liberty Systematic Style Premia ETF) provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that as of December 31, 2020, the net assets of each Fund were less than approximately $228 million. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Income Focus ETF

(Fund)

At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund, for an initial two-year period (the Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting. The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities,

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methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s estimated total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the estimated total expense ratio and, separately, the proposed contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and nine other flexible portfolio funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the median of its Expense Group. The Board noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.

Profitability

The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Liquidity Risk Management Program

Franklin Templeton ETF Trust In Kind ETF

Franklin U.S. Low Volatility ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is

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defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program

Franklin Templeton ETF Trust

Non In Kind ETF

Franklin Disruptive Commerce ETF

Franklin Dynamic Municipal Bond ETF

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin High Yield Corporate ETF

Franklin International Aggregate Bond ETF

Franklin Investment Grade Corporate ETF

Franklin Systematic Style Premia ETF

Franklin Ultra Short Bond ETF

Franklin U.S. Core Bond ETF

Franklin U.S. Treasury Bond ETF

Franklin Municipal Green Bond ETF

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid

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Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The

Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program

Franklin Templeton ETF Trust

Franklin Senior Loan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC

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includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds investments where the time required to settle a sale of the investment may exceed 7 calendar days and are classified as “Less Liquid Investments”. Less liquid Investments are defined as any investment reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, but where the sale or disposition is reasonably expected to settle in more than seven calendar days. The Fund established and maintained a HLIM. During the reporting period, the Fund maintained the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2024 Franklin Templeton Investments. All rights reserved.		ETF2 A 05/24

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Eurozone ETF Formerly, Franklin FTSE Europe Hedged ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund

updates and documents, or to find helpful

financial planning tools.

The Funds are managed by Franklin Advisory Services, LLC (Advisory Services). The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or, with respect to the Franklin FTSE South Africa ETF, JSE Limited (“JSE”) (collectively, the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Benchmark (except the FTSE/JSE South Africa Capped Index) vest in the relevant LSE Group company that owns the Benchmark. All rights in the FTSE/JSE South Africa Capped Index vest in the relevant LSE Group company and the JSE, which own the FTSE/JSE South Africa Capped Index. “FTSE®” is a trademark(s) of the relevant LSE Group company and “JSE” is a trademark of the JSE and both are used by any other LSE Group company under license. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner, and with respect to the FTSE/JSE South Africa Capped Index, in conjunction with the JSE. The Licensor Parties accept no liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in the Benchmark or (b) investment in or operation of the Funds. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.

Important data provider notices and terms available at www.franklintempletondatasources.com.

Not FDIC Insured	| May Lose Value	| No Bank Guarantee

franklintempleton.com	Annual Report	1

Franklin FTSE Asia ex Japan ETF

This annual report for Franklin FTSE Asia ex Japan ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index-NR and in depositary receipts representing such securities. The FTSE Asia ex Japan Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Asia ex Japan Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Asia ex Japan Capped Index-NR’s weight. The FTSE Asia ex Japan Capped Index-NR is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large-and mid- capitalization stocks from developed and emerging Asian countries, excluding Japan. FTSE Russell determines eligible securities for the FTSE Asia ex Japan Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape.

The Fund, using a “passive” or indexing investment approach, seeks investment results tht closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +4.05% based on market price and +4.03% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index-NR posted a +5.03% total return for the

1. The FTSE Asia ex Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index-NR is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index-NR are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 132.

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FRANKLIN FTSE ASIA EX JAPAN ETF

same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	13.3%
Semiconductors & Semiconductor Equipment	12.8%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	5.0%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	4.1%
Insurance	3.4%
Automobiles	3.4%
Electronic Equipment, Instruments & Components	3.0%
Hotels, Restaurants & Leisure	2.7%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	8.7%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.9%
Tencent Holdings Ltd. Interactive Media & Services, China	3.6%
Alibaba Group Holding Ltd., Class A Broadline Retail, China	2.3%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.8%
HDFC Bank Ltd. Banks, India	1.4%
AIA Group Ltd. Insurance, Hong Kong	1.1%
SK Hynix, Inc. Semiconductors & Semiconductor Equipment, South Korea	1.1%
PDD Holdings, Inc., ADR Broadline Retail, China	1.1%
Meituan, Class B Hotels, Restaurants & Leisure, China	1.0%

Top 10 Countries

3/31/24

% of Total Net Assets
China	28.3%
India	22.5%
Taiwan	19.5%
South Korea	14.3%
Hong Kong	4.9%
Singapore	3.3%
Indonesia	2.2%
Thailand	2.1%
Malaysia	1.8%
Philippines	0.8%

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, energy, and financials. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Samsung Electronics, and SK Hynix.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were communication services, consumer discretionary, and real estate. Individual holdings that hindered the Fund’s absolute return included Tencent, Alibaba, and AIA Group.

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.03%	+4.05%	+4.03%	+4.05%
3-Year	-18.06%	-18.76%	-6.42%	-6.69%
5-Year	+11.62%	+11.06%	+2.22%	+2.12%
Since Inception (2/6/18)	+5.60%	+5.50%	+0.89%	+0.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18-3/31/24

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.469686

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. There are special risks associated with investments in China, Hong Kong and Taiwan, including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regulations and rapid inflation, all of which can negatively impact the Fund. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Asia ex Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index-NR is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index-NR are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$1,081.40	$0.99		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

8	Annual Report	franklintempleton.com

Franklin FTSE Australia ETF

This annual report for Franklin FTSE Australia ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index-NR and in depositary receipts representing such securities. The FTSE Australia Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Australia Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Australia Capped Index-NR’s weight. The FTSE Australia Capped Index-NR is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Australia Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +11.45% based on market price and +12.03% based on net asset value. In comparison, the FTSE Australia Capped Index-NR posted a +12.11% total return for the same period.2 You can find more of the Fund’s

1. The FTSE Australia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index-NR is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 166.

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FRANKLIN FTSE AUSTRALIA ETF

performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	23.6%

Metals & Mining	18.9%

Biotechnology	6.5%

Oil, Gas & Consumable Fuels	4.9%

Capital Markets	4.3%

Broadline Retail	3.8%

Insurance	3.8%

Consumer Staples Distribution & Retail	3.5%
Industrial REITs	2.9%
Transportation Infrastructure	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets

BHP Group Ltd. Metals & Mining, Australia	10.5%

Commonwealth Bank of Australia Banks, Australia	9.6%

CSL Ltd. Biotechnology, Australia	6.5%

National Australia Bank Ltd. Banks, Australia	5.1%

Westpac Banking Corp. Banks, Australia	4.3%

ANZ Group Holdings Ltd. Banks, Australia	4.2%

Wesfarmers Ltd. Broadline Retail, Australia	3.6%

Macquarie Group Ltd. Capital Markets, Australia	3.4%

Goodman Group Industrial REITs, Australia	2.9%

Woodside Energy Group Ltd. Oil, Gas & Consumable Fuels, Australia	2.7%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, real estate, and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Commonwealth Bank of Australia, Goodman Group, and National Australia Bank.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples and utilities. Individual holdings that hindered the Fund’s absolute return included South32, Woolworths, and Woodside Energy.

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE AUSTRALIA ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

1-Year	+12.03%		+11.45%		+12.03%		+11.45%

3-Year	+15.00%		+14.60%		+4.77%		+4.65%

5-Year	+45.69%		+44.85%		+7.82%		+7.69%

Since Inception (11/2/17)	+48.42%		+48.21%		+6.36%		+6.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 14 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$1.029208

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Australia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index-NR is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

14	Annual Report	franklintempleton.com

FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,154.10	$0.48	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	15

Franklin FTSE Brazil ETF

This annual report for Franklin FTSE Brazil ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index-NR and in depositary receipts representing such securities. The FTSE Brazil Capped Index-NR is a free float adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Brazil Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Brazil Capped Index-NR’s weight. The FTSE Brazil Capped Index-NR is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Brazil Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Emerging market stocks, which are sensitive to interest rate changes in developed markets, benefited from shifting policy among large central banks.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +27.73% based on market price and +27.62% based on net asset value. In comparison, the FTSE

1. The FTSE Brazil Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index-NR is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 170.

16	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Brazil Capped Index-NR posted a +28.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total

Net Assets

Oil, Gas & Consumable Fuels	20.1%

Banks	18.4%

Metals & Mining	13.5%

Electric Utilities	8.1%

Capital Markets	5.4%

Ground Transportation	3.6%

Consumer Staples Distribution & Retail	2.9%

Electrical Equipment	2.7%

Beverages	2.6%

Food Products	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets

Petroleo Brasileiro SA, 7.947%, pfd. Oil, Gas & Consumable Fuels, Brazil	16.6%

Vale SA Metals & Mining, Brazil	10.9%

Itau Unibanco Holding SA, 6.817%, pfd. Banks, Brazil	8.5%

Banco Bradesco SA, 7.809%, pfd. Banks, Brazil	4.4%

B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.2%

Centrais Eletricas Brasileiras SA Electric Utilities, Brazil	3.2%

Itausa SA, 8.361%, pfd. Banks, Brazil	2.7%

WEG SA Electrical Equipment, Brazil	2.7%

Ambev SA Beverages, Brazil	2.6%

Banco do Brasil SA Banks, Brazil	2.3%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were energy, financials, and utilities. Individual holdings that lifted the Fund’s absolute return included Petroleo Brasileiro, Itau Unibanco, and Banco BTG Pactual.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, real estate, and information technology. Individual holdings that hindered the Fund’s absolute return included Vale, Weg, and Magazine Luiza.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	17

FRANKLIN FTSE BRAZIL ETF

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+27.62%	+27.73%	+27.62%	+27.73%
3-Year	+26.29%	+26.29%	+8.09%	+8.09%
5-Year	+8.13%	+9.71%	+1.58%	+1.87%
Since Inception (11/3/17)	+19.25%	+19.65%	+2.79%	+2.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

franklintempleton.com	Annual Report	19

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17-3/31/24

See page 21 for Performance Summary footnotes.

20	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment
Income

$1.852291

Total Annual Operating Expenses[6]

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Brazil Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index-NR is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	21

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,098.80	$1.00	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

22	Annual Report	franklintempleton.com

Franklin FTSE Canada ETF

This annual report for Franklin FTSE Canada ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index-NR and in depositary receipts representing such securities. The FTSE Canada Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Canada Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Canada Capped Index-NR’s weight. The FTSE Canada Capped Index-NR is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Canada Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +15.69% based on market price and +15.86% based on net asset value. In comparison, the FTSE Canada Capped Index-NR posted a +15.61% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 26.

1. The FTSE Canada Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index-NR is based on the FTSE Canada Index and is designed to measure the performance of Canadian large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 174.

franklintempleton.com	Annual Report	23

FRANKLIN FTSE CANADA ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Banks	25.9%

Oil, Gas & Consumable Fuels	19.2%

Ground Transportation	9.0%

Insurance	8.7%

Metals & Mining	6.9%

IT Services	6.4%

Consumer Staples Distribution & Retail	4.5%

Capital Markets	4.2%

Software	3.1%

Commercial Services & Supplies	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.1%
Toronto-Dominion Bank Banks, Canada	6.1%
Shopify, Inc., Class A IT Services, Canada	5.1%
Canadian Pacific Kansas City Ltd. Ground Transportation, Canada	4.7%
Canadian Natural Resources Ltd. Oil, Gas & Consumable Fuels, Canada	4.6%
Enbridge, Inc. Oil, Gas & Consumable Fuels, Canada	4.3%
Canadian National Railway Co. Ground Transportation, Canada	4.3%
Bank of Montreal Banks, Canada	4.0%
Brookfield Corp. Capital Markets, Canada	3.6%
Bank of Nova Scotia Banks, Canada	3.6%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, information technology, and energy. Individual holdings that lifted the Fund’s absolute return included Shopify, Canadian Natural Resources, and Constellation Software.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, communication services, and utilities. Individual holdings that hindered the Fund’s absolute return included Nutrien, Franco-Nevada, and Barrick Gold.

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

24	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	25

FRANKLIN FTSE CANADA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]

1-Year	+15.86%	+15.69%	+15.86%	+15.69%

3-Year	+23.17%	+22.58%	+7.19%	+7.02%

5-Year	+62.17%	+61.64%	+10.15%	+10.08%

Since Inception (11/2/17)	+62.55%	+62.26%	+7.88%	+7.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

26	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 28 for Performance Summary footnotes.

franklintempleton.com	Annual Report	27

FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.827008

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Canada Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index-NR is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

28	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,167.60	$0.49	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	29

Franklin FTSE China ETF

This annual report for Franklin FTSE China ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index-NR and in depositary receipts representing such securities. The FTSE China Capped Index-NR is a free float adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE China Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE China Capped Index-NR’s weight. The FTSE China Capped Index-NR is based on the FTSE China Index and is designed to measure the performance of Chinese large-and mid-capitalization stocks, as represented by H-Shares (securities of companies incorporated in the People’s Republic of China (PRC) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange), B Shares (securities of companies incorporated in the PRC that are denominated in U.S. dollars or Hong Kong dollars and listed for foreign investment on either the Shanghai or Shenzhen stock exchanges) and A-Shares (securities of companies incorporated in the PRC that are denominated in Chinese renminbi and listed on either the Shanghai or Shenzhen stock exchanges). The FTSE China Capped Index-NR also includes certain securities listed outside of the PRC known as N-Shares (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities, companies or individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the New York Stock Exchange, NASDAQ or the NYSE MKT), Red-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Hong Kong Exchange), P-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Hong Kong Exchange) and S-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities, companies or individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Singapore Exchange). FTSE Russell determines eligible securities for the FTSE China Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

1.The FTSE China Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index-NR is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 177.

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FRANKLIN FTSE CHINA ETF

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

On an annual basis, China’s economic growth continued, helped by a number of government initiatives aimed at supporting the economy. However, continued regulatory uncertainty and weakness in the property sector negatively impacted Chinese markets.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -17.00% based on market price and -17.75% based on net asset value. In comparison, the FTSE China Capped Index-NR posted a -17.57% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 33.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Interactive Media & Services	15.3%
Broadline Retail	13.7%
Banks	11.4%
Hotels, Restaurants & Leisure	6.4%
Automobiles	4.2%
Oil, Gas & Consumable Fuels	3.7%
Insurance	3.3%
Beverages	3.2%
Entertainment	3.0%
Metals & Mining	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	12.5%
Alibaba Group Holding Ltd., Class A Broadline Retail, China	8.0%
PDD Holdings, Inc., ADR Broadline Retail, China	3.7%
Meituan, Class B Hotels, Restaurants & Leisure, China	3.5%
China Construction Bank Corp., Class H Banks, China	3.0%
Industrial & Commercial Bank of China Ltd., Class H Banks, China	2.1%
NetEase, Inc. Entertainment, China	2.0%
Bank of China Ltd., Class H Banks, China	1.8%
JD.com, Inc., Class A Broadline Retail, China	1.7%
Baidu, Inc., Class A Interactive Media & Services, China	1.5%

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE CHINA ETF

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were energy, utilities, and materials. Individual holdings that lifted the Fund’s absolute return included PDD Holdings, NetEase, and New Oriental Education & Tech Group.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, communication services, and health care. Individual holdings that hindered the Fund’s absolute return included Tencent, Alibaba, and Meituan.

Thank you for your participation in Franklin FTSE China ETF.

We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE CHINA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-17.75%	-17.00%	-17.75%	-17.00%
3-Year	-46.96%	-47.25%	-19.05%	-19.20%
5-Year	-27.59%	-27.68%	-6.25%	-6.28%
Since Inception (11/2/17)	-29.05%	-28.57%	-5.22%	-5.12%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 35 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 35 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.556406

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The government’s participation in the economy is still high and, therefore, investments in China will be subject to larger regulatory risk levels compared to many other countries. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE China Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index-NR is based on the FTSE China Index and is designed to measure the performance of Chinese large and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$933.80	$0.92		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

36	Annual Report	franklintempleton.com

Franklin FTSE Europe ETF

This annual report for Franklin FTSE Europe ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities. The FTSE Developed Europe Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Developed Europe Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Developed Europe Capped Index-NR’s weight. The FTSE Developed Europe Capped Index-NR is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. FTSE Russell determines eligible securities for the FTSE Developed Europe Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE

Developed Europe Capped Index-NR. The Fund may use either a replication strategy or representative sampling straegy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +14.93% based on market price and

1. The FTSE Developed Europe Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index-NR is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

The SOI begins on page 201.

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FRANKLIN FTSE EUROPE ETF

+14.77% based on net asset value. In comparison, the FTSE Developed Europe Capped Index-NR posted a +14.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Pharmaceuticals	11.0%
Banks	8.6%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.1%
Textiles, Apparel & Luxury Goods	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Food Products	3.5%
Aerospace & Defense	3.3%
Chemicals	3.3%
Machinery	3.1%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets

Novo Nordisk AS, Class B Pharmaceuticals, Denmark	3.4%

ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	3.3%

Nestle SA Food Products, Switzerland	2.5%

LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.9%

Shell PLC Oil, Gas & Consumable Fuels, Netherlands	1.9%

SAP SE Software, Germany	1.9%

Novartis AG Pharmaceuticals, Switzerland	1.7%

AstraZeneca PLC Pharmaceuticals, United Kingdom	1.7%

Roche Holding AG Pharmaceuticals, Switzerland	1.6%

HSBC Holdings PLC Banks, United Kingdom	1.3%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, industrials, and information technology. Individual holdings that lifted the Fund’s absolute return included Novo Nordisk, ASML Holding, and SAP.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples and utilities. Individual holdings that hindered the Fund’s absolute return included Nestle, Bayer, and Roche.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE EUROPE ETF

Top 10 Countries

3/31/24

% of Total Net Assets

United Kingdom	17.9%

France	17.0%

Switzerland	13.7%

Germany	12.9%

Netherlands	9.5%

Denmark	5.1%

Sweden	4.8%

Spain	4.0%

Italy	3.9%

Ireland	1.8%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE EUROPE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]

	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]
1-Year	+14.77%		+14.93%		+14.77%		+14.93%
3-Year	+20.11%		+20.22%		+6.30%		+6.33%
5-Year	+48.53%		+48.67%		+8.23%		+8.25%
Since Inception (11/2/17)	+42.68%		+42.94%		+5.70%		+5.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 42 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 42 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.726036

Total Annual Operating Expenses6,7

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Developed Europe Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index-NR is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

7. During the fiscal year ended March 31, 2023, the Fund incurred European Union tax reclaims contingency fees . Had such expenses been included Other expenses would be 0.15% and Total annual fund operating expenses would be 0.24%.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,171.30	$0.49	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Eurozone ETF

Formerly, Franklin FTSE Europe Hedged ETF

This annual report for Franklin FTSE Eurozone ETF covers the fiscal year ended March 31, 2024. Effective August 1, 2023, the Franklin FTSE Europe Hedged ETF changed its name to Franklin FTSE Eurozone ETF. The Fund also changed its ticker symbol; underlying index, including the designation of the primary benchmark index; investment goal, strategies and policies; and other related changes.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Eurozone Index-NR (“the Underlying Index”).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell. The Underlying Index is designed to measure the performance of large- and mid capitalization stocks from developed Eurozone countries. The Eurozone is a geographic and economic region that consists of all the European Union (EU) countries that have fully incorporated the euro as their national currency. The Underlying Index currently consists of securities from the following ten developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. FTSE Russell determines eligible securities for the Underlying Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024.

This Fund uses derivatives as part of its strategy. The impact of forward exchange contracts detracted from performance.

Q. How did we respond to these changing market conditions?

A. The Fund strategy changed from Europe Hedged to Eurozone during the reporting period to better position the portfolio.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +14.12% based on market price and +13.90% based on net asset value. On August 1, 2023, the

1. The Underlying Index is one of a range of indices designed to help investors benchmark their European investments and is maintained and calculated by the Index Provider. The index comprises large- and mid-capitalization stocks from developed Eurozone markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 213.

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FRANKLIN FTSE EUROZONE ETF

Fund’s underlying index was changed from the FTSE Developed Europe RIC Capped Hedged to USD Index (FTSE Developed Europe Capped Hedged Index)2 to the Underlying Index. For the 12-month period, the Underlying Index posted a +9.85% total return, while the Linked FTSE Developed Eurozone Index-NR, which measures the performance of the Fund’s previous underlying index through July 31, 2023 followed by the performance of the Underlying Index thereafter, posted a +14.03% total return.3 The FTSE Developed Europe Capped Hedged Index posted a +16.86% total return for the same period.3 The Underlying Index replaced the FTSE Developed Europe Capped Hedged Index as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy. You can find more of the Fund’s performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	10.4%
Semiconductors & Semiconductor Equipment	8.5%
Textiles, Apparel & Luxury Goods	6.8%
Insurance	6.4%
Automobiles	4.5%
Aerospace & Defense	4.4%
Chemicals	4.3%
Software	4.3%
Oil, Gas & Consumable Fuels	3.8%
Pharmaceuticals	3.2%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	6.5%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	3.8%
SAP SE Software, Germany	3.7%
Siemens AG Industrial Conglomerates, Germany	2.4%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	2.4%
Schneider Electric SE Electrical Equipment, France	2.1%
Allianz SE Insurance, Germany	2.0%
L’Oreal SA Personal Care Products, France	1.9%
Airbus SE Aerospace & Defense, France	1.9%
Air Liquide SA Chemicals, France	1.8%

Top 10 Countries

3/31/24

% of Total Net Assets

France	33.6%

Germany	25.4%

Netherlands	15.1%

Spain	7.9%

Italy	7.6%

Finland	2.9%

Belgium	2.5%

United States	1.4%

Ireland	0.8%

Switzerland	0.8%

2. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by Index Provider with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

3.	Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE EUROZONE ETF

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, information technology, and industrials. Individual holdings that lifted the Fund’s absolute return included ASML Holding, SAP, and Schneider Electric.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples, utilities, and health care. Individual holdings that hindered the Fund’s absolute return included Bayer, Kering, and Sanofi.

Thank you for your participation in Franklin FTSE Eurozone ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE EUROZONE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+13.90%	+14.12%	+13.90%	+14.12%
3-Year	+33.19%	+32.26%	+10.02%	+9.77%
5-Year	+62.91%	+63.08%	+10.25%	+10.28%
Since Inception (11/2/17)	+66.25%	+66.22%	+8.26%	+8.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE EUROZONE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE EUROZONE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.789172

Total Annual Operating Expenses6,7

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. There is no guarantee that Passive Strategies will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. FTSE Developed Eurozone Index-NR is one of a range of indices designed to help investors benchmark their European investments and is maintained and calculated by the Index Provider. The index comprises large- and mid-capitalization stocks from developed Eurozone markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. The Linked FTSE Developed Eurozone Index-NR measures the performance of the Fund’s previous underlying index through July 31, 2023 followed by the performance of the Underlying Index thereafter. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by Index Provider with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

7. During the fiscal year ended March 31, 2023, the Fund incurred European Union tax reclaims contingency fees. Had such expenses been included Other expenses would be 0.06% and Total annual fund operating expenses would be 0.15%.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE EUROZONE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,209.70	$0.50	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Germany ETF

This annual report for Franklin FTSE Germany ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index-NR and in depositary receipts representing such securities. The FTSE Germany Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Germany Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Germany Capped Index-NR’s weight. The FTSE Germany Capped Index-NR is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Germany Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +16.38% based on market price and +15.78% based on net asset value. In comparison, the FTSE Germany Capped Index-NR posted a +15.37% total return for the same period.2 You can find more of the Fund’s

1. The FTSE Germany Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index-NR is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 221.

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FRANKLIN FTSE GERMANY ETF

performance data in the Performance Summary beginning on page 53.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Software	14.7%

Insurance	13.7%

Industrial Conglomerates	9.5%

Automobiles	9.5%

Chemicals	5.8%

Diversified Telecommunication Services	5.2%

Capital Markets	4.8%

Pharmaceuticals	3.5%

Machinery	3.3%

Semiconductors & Semiconductor Equipment	3.0%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	14.3%
Siemens AG Industrial Conglomerates, Germany	9.5%
Allianz SE Insurance, Germany	7.8%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	5.3%
Mercedes-Benz Group AG Automobiles, Germany	4.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Insurance, Germany	4.4%
BASF SE Chemicals, Germany	3.4%
Infineon Technologies AG Semiconductors & Semiconductor Equipment, Germany	3.0%
Deutsche Post AG Air Freight & Logistics, Germany	2.9%
Bayerische Motoren Werke AG Automobiles, Germany	2.8%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, information technology, and industrials. Individual holdings that lifted the fund’s absolute return included SAP, Allianz, and Siemens.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were health care, utilities, and consumer staples. Individual holdings that hindered the Fund’s absolute return included Bayer, Infineon Technologies, and RWE.

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE GERMANY ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+15.78%	+16.38%	+15.78%	+16.38%
3-Year	+4.73%	+5.20%	+1.55%	+1.70%
5-Year	+38.89%	+39.40%	+6.79%	+6.87%
Since Inception (11/2/17)	+15.37%	+15.90%	+2.26%	+2.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 55 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 55 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment
Income

$0.692375

Total Annual Operating Expenses[6]

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Germany Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index-NR is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$1,211.30	$0.50		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

56	Annual Report	franklintempleton.com

Franklin FTSE Hong Kong ETF

This annual report for Franklin FTSE Hong Kong ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index-NR and in depositary receipts representing such securities. The FTSE Hong Kong Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Hong Kong Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Hong Kong Capped Index-NR’s weight. The FTSE Hong Kong Capped Index-NR is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Hong Kong Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

On an annual basis, China’s economic growth continued, helped by a number of government initiatives aimed at supporting the economy. However, continued regulatory uncertainty and weakness in the property sector negatively impacted Chinese markets.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -18.48% based on market price and -18.96% based on net asset value. In comparison, the FTSE Hong

1. The FTSE Hong Kong Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index-NR is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 224.

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FRANKLIN FTSE HONG KONG ETF

Kong Capped Index-NR posted a -18.99% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets

Insurance	17.7%

Real Estate Management & Development	16.5%

Capital Markets	10.7%

Electric Utilities	7.1%

Hotels, Restaurants & Leisure	6.8%

Industrial Conglomerates	6.0%

Banks	5.7%

Machinery	5.2%

Retail REITs	3.2%

Textiles, Apparel & Luxury Goods	2.9%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	17.7%
Hong Kong Exchanges & Clearing Ltd. Capital Markets, Hong Kong	10.7%
Techtronic Industries Co. Ltd. Machinery, Hong Kong	5.2%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	4.0%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.8%
CK Hutchison Holdings Ltd., Class A Industrial Conglomerates, United Kingdom	3.7%
Link REIT Retail REITs, Hong Kong	3.2%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	3.2%
BOC Hong Kong Holdings Ltd. Banks, China	2.8%
Lenovo Group Ltd. Technology Hardware, Storage & Peripherals, China	2.6%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, utilities, and health care. Individual holdings that lifted the Fund’s absolute return included Techtronic Industries, CLP Holdings, and Power Assets.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, real estate, and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included AIA Group, Hong Kong Exchanges and Clearing, and Sun Hung Kai Properties.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE HONG KONG ETF

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE HONG KONG ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]

1-Year	-18.96%	-18.48%	-18.96%	-18.48%

3-Year	-34.37%	-34.44%	-13.10%	-13.13%

5-Year	-26.74%	-26.56%	-6.03%	-5.99%

Since Inception (11/2/17)	-20.25%	-19.65%	-3.47%	-3.36%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 62 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 62 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.981905

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. There are special risks associated with investments in China, Hong Kong and Taiwan, including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regulations and rapid inflation, all of which can negatively impact the Fund. Investments in Hong Kong and Taiwan could be adversely affected by its political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Hong Kong Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index-NR is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

62	Annual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$936.50	$0.44		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com	Annual Report	63

Franklin FTSE India ETF

This annual report for Franklin FTSE India ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index-NR and in depositary receipts representing such securities. The FTSE India Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE India Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE India Capped Index-NR’s weight. The FTSE India Capped Index-NR is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid capitalization stocks. FTSE Russell determines eligible securities for the FTSE India Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +33.97% based on market price and +33.91% based on net asset value. In comparison, the FTSE India Capped Index-NR posted a +41.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 66.

1. The FTSE India Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index-NR is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 228.

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Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	14.4%
Oil, Gas & Consumable Fuels	11.4%
IT Services	11.1%
Automobiles	6.5%
Pharmaceuticals	4.4%
Metals & Mining	3.8%
Chemicals	3.3%
Consumer Finance	3.1%
Financial Services	3.1%
Independent Power Producers & Energy Traders	2.8%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	8.1%
HDFC Bank Ltd. Banks, India	6.6%
Infosys Ltd. IT Services, India	4.3%
Tata Consultancy Services Ltd. IT Services, India	3.2%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	2.4%
ICICI Bank Ltd. Banks, India	2.2%
Larsen & Toubro Ltd. Construction & Engineering, India	2.1%
Axis Bank Ltd. Banks, India	1.9%
Tata Motors Ltd., Class A Automobiles, India	1.7%
Hindustan Unilever Ltd. Personal Care Products, India	1.6%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were consumer discretionary, financials, and industrials. Individual holdings that lifted the Fund’s absolute return included Reliance Industries, Larsen & Toubro, and Bharti Airtel.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were real estate and communication services. Individual holdings that hindered the Fund’s absolute return included HDFC Bank, Hindustan Unilever, and UPL.

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE INDIA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+33.91%	+33.97%	+33.91%	+33.97%
3-Year	+36.94%	+36.66%	+11.05%	+10.97%
5-Year	+65.27%	+66.21%	+10.57%	+10.70%
Since Inception (2/6/18)	+64.24%	+65.67%	+8.41%	+8.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 68 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18-3/31/24

See page 68 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.255063

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE India Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index-NR is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$1,160.10	$1.03		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Japan ETF

This annual report for Franklin FTSE Japan ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities. The FTSE Japan Capped Index-NR is a free float adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Japan Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Japan Capped Index-NR’s weight. The FTSE Japan Capped Index-NR is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Japan Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

The Japanese economy rebounded to modest growth in the fourth quarter of 2023 following a contraction in the third quarter. However, investor-friendly corporate reforms bolstered Japanese stocks, and the Bank of Japan raised interest rates for the first time since 2007.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

1. The FTSE Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index-NR is based on the FTSE Japan Index and is designed to measure the performance of Japanese large-and mid-capitalization stocks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

The SOI begins on page 234.

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Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +23.75% based on market price and +24.00% based on net asset value. In comparison, the FTSE Japan Capped Index-NR posted a +23.86% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 73.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Automobiles	9.1%
Banks	7.0%
Trading Companies & Distributors	6.3%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	5.0%
Pharmaceuticals	4.5%
Electronic Equipment, Instruments & Components	4.5%
Chemicals	4.2%
Household Durables	3.5%
Insurance	3.3%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	6.4%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	2.5%
Mitsubishi UFJ Financial Group, Inc. Banks, Japan	2.4%
Sony Group Corp. Household Durables, Japan	2.3%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.9%
Mitsubishi Corp. Trading Companies & Distributors, Japan	1.9%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.8%
Hitachi Ltd. Industrial Conglomerates, Japan	1.7%
Sumitomo Mitsui Financial Group, Inc. Banks, Japan	1.6%
Mitsui & Co. Ltd. Trading Companies & Distributors, Japan	1.5%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were industrials, consumer discretionary, and financials. Individual holdings that lifted the Fund’s absolute return included Toyota Motor, Tokyo Electron, and Mitsubishi UFJ Financial.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were health care and consumer staples. Individual holdings that hindered the Fund’s absolute return included Daikin Industries, Daiichi Sankyo, and Shiseido.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE JAPAN ETF

Thank you for your participation in Franklin FTSE Japan ETF.

We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+24.00%	+23.75%	+24.00%	+23.75%
3-Year	+9.76%	+9.81%	+3.15%	+3.17%
5-Year	+42.91%	+43.41%	+7.40%	+7.48%
Since Inception (11/2/17)	+35.41%	+36.22%	+4.84%	+4.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 75 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

XPERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 75 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.838772

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Japan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index-NR is based on the FTSE Japan Index and is designed to measure the performance of Japanese large and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,184.70	$0.49		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Japan Hedged ETF

This annual report for Franklin FTSE Japan Hedged ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index-NR and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Japan ETF (Underlying Fund). The FTSE Japan Capped Hedged Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Japan Capped Hedged Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Japan Capped Hedged Index-NR’s weight. The FTSE Japan Capped Hedged Index-NR is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Japan Capped Hedged to USD Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. The FTSE Japan Capped Hedged Index-NR incorporates a hedge against the currency risk of the securities included in the FTSE Japan Capped Hedged Index-NR against the U.S. dollar.

The Fund, using a "passive" or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund intends to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to seek to replicate the hedge impact incorporated in the calculation of the FTSE Japan Capped Hedged Index-NR. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

The Japanese economy rebounded to modest growth in the fourth quarter of 2023 following a contraction in the third quarter. However, investor-friendly corporate reforms bolstered Japanese stocks, and the Bank of Japan raised interest rates for the first time since 2007.

The Fund may use equity futures contracts, equity index futures contracts, and equity total return swaps to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs. This resulted in a positive material effect on the performance of the Fund.

1 The FTSE Japan Capped Hedged Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index-NR is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index-NR incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 245.

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FRANKLIN FTSE JAPAN HEDGED ETF

This Fund uses derivatives as part of its strategy. The impact of forward exchange contracts contributed to performance.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +48.94% based on market price and +48.45% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index-NR posted a +48.18% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Automobiles	9.1%
Banks	7.0%
Trading Companies & Distributors	6.2%
Semiconductors & Semiconductor Equipment	5.6%
Machinery	5.1%
Pharmaceuticals	4.5%
Electronic Equipment, Instruments & Components	4.4%
Chemicals	4.1%
Household Durables	3.6%
Insurance	3.3%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	6.4%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	2.5%
Mitsubishi UFJ Financial Group, Inc. Banks, Japan	2.4%
Sony Group Corp. Household Durables, Japan	2.3%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.9%
Mitsubishi Corp. Trading Companies & Distributors, Japan	1.8%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.8%
Hitachi Ltd. Industrial Conglomerates, Japan	1.7%
Sumitomo Mitsui Financial Group, Inc. Banks, Japan	1.6%
Mitsui & Co. Ltd. Trading Companies & Distributors, Japan	1.5%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were industrials, consumer discretionary, and financials. Individual holdings that lifted the Fund’s absolute return included Toyota Motor, Tokyo Electron, and Mitsubishi UFJ Financial.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were health care and consumer staples. Individual holdings that hindered the Fund’s absolute return included Daiichi Sankyo, FANUC, and Shiseido.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE JAPAN HEDGED ETF

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

1-Year	+48.45%		+48.94%		+48.45%		+48.94%

3-Year	+63.66%		+64.28%		+17.85%		+18.00%

5-Year	+117.39%		+119.16%		+16.80%		+16.99%

Since Inception (11/2/17)	+105.31%		+107.23%		+11.88%		+12.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 82 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 82 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income	Short-Term Capital Gain	Total
$2.320458	$4.381701	$6.702159

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Japan Capped Hedged Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index-NR is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index-NR incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,234.90	$0.50	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Latin America ETF

This annual report for Franklin FTSE Latin America ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index-NR and in depositary receipts representing such securities. The FTSE Latin America Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Latin America Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Latin America Capped Index-NR’s weight. The FTSE Latin America Capped Index-NR is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Latin America Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Emerging market stocks, which are sensitive to interest rate changes in developed markets, benefited from shifting policy among large central banks.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

1. The FTSE Latin America Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index-NR is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 256.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +22.60% based on market price and +22.39% based on net asset value. In comparison, the FTSE Latin America Capped Index-NR posted a +22.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 87.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	19.7%
Oil, Gas & Consumable Fuels	12.9%
Metals & Mining	11.0%
Beverages	6.7%
Electric Utilities	5.6%
Consumer Staples Distribution & Retail	5.5%
Food Products	3.4%
Wireless Telecommunication Services	3.4%
Capital Markets	3.3%
Transportation Infrastructure	2.9%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA, 7.947%, pfd. Oil, Gas & Consumable Fuels, Brazil	9.9%
Vale SA Metals & Mining, Brazil	6.5%
Itau Unibanco Holding SA, 6.817%, pfd. Banks, Brazil	5.1%
Grupo Financiero Banorte SAB de CV, Class O Banks, Mexico	4.3%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	3.3%
America Movil SAB de CV Wireless Telecommunication Services, Mexico	3.0%
Wal-Mart de Mexico SAB de CV, Class V Consumer Staples Distribution & Retail, Mexico	2.9%
Grupo Mexico SAB de CV, Class B Metals & Mining, Mexico	2.6%
Banco Bradesco SA, 7.809%, pfd. Banks, Brazil	2.6%
Centrais Eletricas Brasileiras SA Electric Utilities, Brazil	2.0%

Country Composition

3/31/24

% of Total Net Assets
Brazil	58.6%
Mexico	31.7%
Chile	5.8%
Colombia	1.2%
United States	1.1%

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE LATIN AMERICA ETF

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the fund’s absolute performance were financials, energy, and consumer staples. Individual holdings that lifted the Fund ’s absolute return included Petroleo Brasileiro, Itau Unibanco, and Grupo Financiero Banorte.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were communication services and industrials. Individual holdings that hindered the Fund ’s absolute return included Vale, Sociedad Quimica Y Minera De Chile, and America Movil.

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+22.39%	+22.60%	+22.39%	+22.60%
3-Year	+31.86%	+31.21%	+9.66%	+9.48%
5-Year	+18.33%	+18.64%	+3.42%	+3.48%
Since Inception (10/9/18)	+20.01%	+20.04%	+3.39%	+3.39%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 89 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18-3/31/24

See page 89 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$1.341508

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Latin America Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index-NR is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,123.50	$1.01		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Mexico ETF

This annual report for Franklin FTSE Mexico ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index-NR and in depositary receipts representing such securities. The FTSE Mexico Capped Index-NR is a free float adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Mexico Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Mexico Capped Index-NR’s weight. The FTSE Mexico Capped Index-NR is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Mexico Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +19.42% based on market price and +18.66% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a +18.97% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 93.

1. The FTSE Mexico Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index-NR is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large-and mid-capitalization stocks.

2.	Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 261.

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FRANKLIN FTSE MEXICO ETF

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	20.1%
Beverages	15.4%
Consumer Staples Distribution & Retail	10.5%
Wireless Telecommunication Services	8.8%
Metals & Mining	8.8%
Transportation Infrastructure	8.6%
Construction Materials	5.7%
Food Products	5.7%
Industrial Conglomerates	3.3%
Diversified REITs	2.5%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Grupo Financiero Banorte SAB de CV, Class O Banks, Mexico	12.6%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	9.8%
America Movil SAB de CV Wireless Telecommunication Services, Mexico	8.8%
Wal-Mart de Mexico SAB de CV, Class V Consumer Staples Distribution & Retail, Mexico	8.7%
Grupo Mexico SAB de CV, Class B Metals & Mining, Mexico	7.9%
Cemex SAB de CV Construction Materials, Mexico	4.8%
Grupo Bimbo SAB de CV Food Products, Mexico	4.0%
Grupo Aeroportuario del Pacifico SAB de CV, Class B Transportation Infrastructure, Mexico	3.1%
Grupo Aeroportuario del Sureste SAB de CV, Class B Transportation Infrastructure, Mexico	3.0%
Grupo Financiero Inbursa SAB de CV, Class O Banks, Mexico	2.9%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, consumer staples, and materials. Individual holdings that lifted the Fund ’s absolute return included Grupo Financiero Banorte, Fomento Economico Mexicano, and Cemex.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were communication services, information technology, and industrials. Individual holdings that hindered the Fund ’s absolute return included America Movil, Grupo Aeroportuario Del Pacifico, and Grupo Televisa.

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+18.66%	+19.42%	+18.66%	+19.42%
3-Year	+69.25%	+70.03%	+19.17%	+19.35%
5-Year	+77.61%	+80.23%	+12.17%	+12.50%
Since Inception (11/3/17)	+62.15%	+63.48%	+7.84%	+7.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 95 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17-3/31/24

See page 95 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.960748

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Mexico Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index-NR is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$1,191.10	$1.04		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Saudi Arabia ETF

This annual report for Franklin FTSE Saudi Arabia ETF

covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index-NR and in depositary receipts representing such securities. The FTSE Saudi Arabia Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Saudi Arabia Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Saudi Arabia Capped Index-NR’s weight. The FTSE Saudi Arabia Capped Index-NR is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Saudi Arabia Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Emerging market stocks, which are sensitive to interest rate changes in developed markets, benefited from shifting policy among large central banks.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

1. The FTSE Saudi Arabia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index-NR is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 264.

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Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +15.61% based on market price and +16.69% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index-NR posted a +17.17% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Banks	38.1%
Chemicals	12.4%
Oil, Gas & Consumable Fuels	7.8%
Independent Power Producers & Energy Traders	5.5%
Diversified Telecommunication Services	5.5%
Metals & Mining	4.7%
Health Care Providers & Services	3.8%
IT Services	2.9%
Food Products	2.9%
Insurance	2.6%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Al Rajhi Bank Banks, Saudi Arabia	11.4%
Saudi National Bank Banks, Saudi Arabia	8.5%
Saudi Arabian Oil Co. Oil, Gas & Consumable Fuels, Saudi Arabia	7.0%
ACWA Power Co. Independent Power Producers & Energy Traders, Saudi Arabia	5.5%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	5.5%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	5.4%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	4.7%
Riyad Bank Banks, Saudi Arabia	4.3%
Alinma Bank Banks, Saudi Arabia	3.8%
Saudi Awwal Bank Banks, Saudi Arabia	3.2%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund ’s absolute performance were financials, utilities, and information technology. Individual holdings that lifted the Fund ’s absolute return included Acwa Power, Al Rajhi Bank, and Saudi National Bank.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were materials, real estate, and consumer discretionary. Individual holdings that hindered the Fund ’s absolute return included Saudi Basic Industries, Saudi Electricity, and Saudi Kayan Petrochemical.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE SAUDI ARABIA ETF

Thank you for your participation in Franklin FTSE Saudi

Arabia ETF. We look forward to serving your future

investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+16.69%	+15.61%	+16.69%	+15.61%
3-Year	+34.54%	+33.01%	+10.40%	+9.98%
5-Year	+54.46%	+51.38%	+9.08%	+8.65%
Since Inception (10/9/18)	+74.34%	+73.61%	+10.69%	+10.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 102 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18-3/31/24

See page 102 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$1.121563

Total Annual Operating Expenses6

0.39%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Saudi Arabia Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index-NR is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,134.10	$2.08		$1,023.05	$1.97		0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE South Korea ETF

This annual report for Franklin FTSE South Korea ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index-NR and in depositary receipts representing such securities. The FTSE South Korea Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE South Korea Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE South Korea Capped Index-NR’s weight. The FTSE South Korea Capped Index-NR is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE South Korea Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +13.87% based on market price and +13.47% based on net asset value. In comparison, the FTSE South Korea Capped Index-NR posted a +13.40% total return for the same period.2 You can find more of the Fund’s

1. The FTSE South Korea Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index-NR is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 267.

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performance data in the Performance Summary beginning on page 107.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Technology Hardware, Storage & Peripherals	21.8%
Semiconductors & Semiconductor Equipment	9.6%
Banks	7.9%
Automobiles	6.2%
Electrical Equipment	5.9%
Interactive Media & Services	3.9%
Biotechnology	3.8%
Electronic Equipment, Instruments & Components	3.7%
Industrial Conglomerates	3.7%
Chemicals	3.7%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	21.5%
SK Hynix, Inc. Semiconductors & Semiconductor Equipment, South Korea	9.0%
Hyundai Motor Co. Automobiles, South Korea	3.7%
Celltrion, Inc., Class A Biotechnology, South Korea	2.9%
POSCO Holdings, Inc. Metals & Mining, South Korea	2.9%
Kia Corp. Automobiles, South Korea	2.5%
NAVER Corp. Interactive Media & Services, South Korea	2.4%
KB Financial Group, Inc. Banks, South Korea	2.4%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	2.3%
Shinhan Financial Group Co. Ltd. Banks, South Korea	2.1%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund ’s absolute performance were information technology, financials, and health care. Individual holdings that lifted the Fund ’s absolute return included SK Hynix, Samsung Electronics, and KB Financial.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were materials, communication services, and consumer staples. Individual holdings that hindered the Fund ’s absolute return included Samsung SDI, LG Chem, and LG Energy Solution.

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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FRANKLIN FTSE SOUTH KOREA ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+13.47%	+13.87%	+13.47%	+13.87%
3-Year	-20.09%	-20.92%	-7.20%	-7.53%
5-Year	+22.72%	+23.67%	+4.18%	+4.34%
Since Inception (11/2/17)	+3.95%	+4.02%	+0.61%	+0.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 109 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 109 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.518204

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2.Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3.Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE South Korea Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index-NR is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,165.10	$0.49		$1,024.55	$0.46		0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Switzerland ETF

This annual report for Franklin FTSE Switzerland ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index-NR and in depositary receipts representing such securities. The FTSE Switzerland Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Switzerland Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Switzerland Capped Index-NR’s weight. The FTSE Switzerland Capped Index-NR is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Switzerland Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +7.73% based on market price and +7.86% based on net asset value. In comparison, the FTSE Switzerland Capped Index-NR posted a +7.50% total return for the same period.2 You can find more of the Fund’s

1. The FTSE Switzerland Capped Index-NR is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index-NR is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 272.

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performance data in the Performance Summary beginning on page 114.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Pharmaceuticals	24.4%

Food Products	19.4%

Insurance	8.8%

Capital Markets	8.6%

Chemicals	5.8%

Health Care Equipment & Supplies	4.7%

Textiles, Apparel & Luxury Goods	4.7%

Electrical Equipment	3.8%
Life Sciences Tools & Services	3.5%
Construction Materials	3.0%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	17.3%
Novartis AG Pharmaceuticals, Switzerland	12.3%
Roche Holding AG Pharmaceuticals, Switzerland	11.3%
UBS Group AG Capital Markets, Switzerland	5.7%
Cie Financiere Richemont SA, Class A Textiles, Apparel & Luxury Goods, Switzerland	4.1%
Zurich Insurance Group AG Insurance, Switzerland	4.1%
ABB Ltd. Electrical Equipment, Switzerland	3.8%
Holcim AG, Class B Construction Materials, United States	3.0%
Lonza Group AG Life Sciences Tools & Services, Switzerland	2.9%
Sika AG Chemicals, Switzerland	2.8%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were financials, industrials and materials. Individual holdings that lifted the Fund’s absolute return included UBS, Novartis, and ABB.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples, consumer discretionary, and communication services. Individual holdings that hindered the Fund’s absolute return included Nestle, Roche, and Swatch Group.

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]				Average Annual Total Return[2]
	Based on NAV	[3]	Based on market price	[4]	Based on NAV	[3]	Based on market price	[4]

1-Year	+7.86%		+7.73%		+7.86%		+7.73%

3-Year	+15.52%		+16.14%		+4.93%		+5.11%

5-Year	+52.78%		+52.50%		+8.85%		+8.81%

Since Inception (2/6/18)	+59.05%		+59.03%		+7.84%		+7.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 116 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18-3/31/24

See page 116 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.782875

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Switzerland Capped Index-NR is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index-NR is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio

$1,000.00	$1,096.20	$0.47	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE Taiwan ETF

This annual report for Franklin FTSE Taiwan ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index-NR and in depositary receipts representing such securities. The FTSE Taiwan Capped Index-NR is a free float adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Taiwan Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Taiwan Capped Index-NR’s weight. The FTSE Taiwan Capped Index-NR is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large-and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Taiwan Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +21.66% based on market price and +21.87% based on net asset value. In comparison, the FTSE Taiwan Capped Index-NR posted a +23.04% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 121.

1. The FTSE Taiwan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index-NR is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large-and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 275.

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Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24
% of Total Net Assets
Semiconductors & Semiconductor Equipment	37.0%
Electronic Equipment, Instruments & Components	14.8%
Technology Hardware, Storage & Peripherals	11.7%
Banks	10.8%
Insurance	4.5%
Chemicals	2.0%
Financial Services	1.7%
Diversified Telecommunication Services	1.6%
Electrical Equipment	1.4%
Food Products	1.3%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	19.2%

Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	6.1%

MediaTek, Inc. Semiconductors & Semiconductor Equipment, Taiwan	6.1%

Quanta Computer, Inc. Technology Hardware, Storage & Peripherals, Taiwan	2.7%

Delta Electronics, Inc., Class A Electronic Equipment, Instruments & Components, Taiwan	2.5%

United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	2.1%

CTBC Financial Holding Co. Ltd., Class A Banks, Taiwan	2.1%

ASE Technology Holding Co. Ltd., Class A Semiconductors & Semiconductor Equipment, Taiwan	1.9%

Fubon Financial Holding Co. Ltd. Insurance, Taiwan	1.8%

Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	1.6%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund ’s absolute performance were information technology, financials, and consumer discretionary. Individual holdings that lifted the Fund ’s absolute return included Taiwan Semiconductor Manufacturing, MediaTek, and Quanta Computer.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were materials, health care, and energy. Individual holdings that hindered the Fund ’s absolute return included Nan Ya Plastics, China Steel, and Formosa Plastics.

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

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The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+21.87%	+21.66%	+21.87%	+21.66%
3-Year	+15.86%	+14.28%	+5.03%	+4.55%
5-Year	+103.21%	+103.11%	+15.24%	+15.22%
Since Inception (11/2/17)	+98.39%	+98.37%	+11.28%	+11.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 123 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1,3

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 123 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$1.175330

Total Annual Operating Expenses6

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. There are special risks associated with investments in China, Hong Kong and Taiwan, including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regulations and rapid inflation, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 03/31/2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE Taiwan Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index-NR is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio

$1,000.00	$1,237.40	$1.06		$1,024.05	$0.96		0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Franklin FTSE United Kingdom ETF

This annual report for Franklin FTSE United Kingdom ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index-NR or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities. The FTSE UK Capped Index-NR is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE UK Capped Index-NR weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE UK Capped Index-NR’s weight. The FTSE UK Capped Index-NR is based on the FTSE UK Index and is designed to measure the performance of United Kingdom large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE UK Capped Index-NR based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index-NR. The Fund may use either a replication strategy or representative sampling strategy.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of +12.33% based on market price and +12.18% based on net asset value. In comparison, the FTSE UK Capped Index-NR posted a +12.31% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 127.

1. The FTSE UK Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index-NR is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 279.

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Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Oil, Gas & Consumable Fuels	12.2%
Pharmaceuticals	11.0%
Banks	10.0%
Metals & Mining	6.8%
Personal Care Products	5.8%
Professional Services	5.0%
Hotels, Restaurants & Leisure	4.5%
Capital Markets	4.2%
Aerospace & Defense	4.1%
Trading Companies & Distributors	3.8%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Shell PLC Oil, Gas & Consumable Fuels, Netherlands	8.2%
AstraZeneca PLC Pharmaceuticals, United Kingdom	7.6%
HSBC Holdings PLC Banks, United Kingdom	5.7%
Unilever PLC Personal Care Products, United Kingdom	4.8%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	4.0%
GSK PLC Pharmaceuticals, United Kingdom	3.3%
RELX PLC Professional Services, United Kingdom	3.1%
Diageo PLC Beverages, United Kingdom	3.1%
Rio Tinto PLC Metals & Mining, Australia	2.6%
Glencore PLC Metals & Mining, Australia	2.6%

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were industrials, financials, and energy. Individual holdings that lifted the Fund ’s absolute return included Shell, HSBC Holdings, and Rolls-Royce.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund ’s absolute performance were consumer staples, communication services, and real estate. Individual holdings that hindered the Fund’s absolute return included Diageo, Reckitt Benckiser Group, and Prudential.

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]

	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]

1-Year	+12.18%	+12.33%	+12.18%	+12.33%

3-Year	+22.83%	+22.41%	+7.09%	+6.97%

5-Year	+29.79%	+29.75%	+5.35%	+5.35%

Since Inception (11/2/17)	+31.45%	+31.63%	+4.36%	+4.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 129 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17-3/31/24

See page 129 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income

$0.994466

Total Annual Operating Expenses6

0.09%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The FTSE UK Capped Index-NR is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index-NR is based on the FTSE UK Index and is designed to measure the performance of U.K. large-and mid-capitalization stocks. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24	[1]	Net Annualized Expense Ratio
$1,000.00	$1,111.10	$0.47		$1,024.55	$0.46		0.09%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.41	$24.22	$28.60	$18.39	$21.86

Income from investment operations[a]:

Net investment income[b]	0.49	0.57	0.55	0.44	0.49

Net realized and unrealized gains (losses)	0.42	(2.79)	(4.31)	10.21	(3.46)

Total from investment operations	0.91	(2.22)	(3.76)	10.65	(2.97)

Less distributions from net investment income	(0.47)	(0.59)	(0.62)	(0.44)	(0.50)

Net asset value, end of year	$21.85	$21.41	$24.22	$28.60	$18.39

Total return[c]	4.32%	(9.10)%	(13.34)%	58.16%	(13.88)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	2.32%	2.67%	2.01%	1.78%	2.32%

Supplemental data

Net assets, end of year (000’s)	$34,965	$29,980	$38,751	$34,317	$14,712

Portfolio turnover rate[d]	23.97%[e]	5.85%[e]	10.09%[e]	11.45%[e]	11.42%[e]

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

[d]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	7.41%	5.85%	9.63%	11.45%	11.42%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	131

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value

	Common Stocks 99.6%
	Cambodia 0.0%†
a	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,150	$2,687

	China 28.3%
a	360 Security Technology, Inc., Class A	Software	3,200	3,843
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	800	1,918
b	3SBio, Inc., Class A	Biotechnology	9,500	7,259
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	4,000	13,416
	Addsino Co. Ltd., Class A	Communications Equipment	800	827
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	325	6,683
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,020
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	1,600	7,484
	Agricultural Bank of China Ltd., Class A	Banks	36,000	20,974
	Agricultural Bank of China Ltd., Class H	Banks	160,000	67,464
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	3,455	6,091
a	Air China Ltd., Class A	Passenger Airlines	3,200	3,217
a	Air China Ltd., Class H	Passenger Airlines	10,000	4,855
	Airtac International Group, Class A	Machinery	720	25,197
a,b	Akeso, Inc.	Biotechnology	2,500	14,901
c	Alibaba Group Holding Ltd., Class A	Broadline Retail	88,300	792,578
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	4,800	4,892
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	20,000	12,701
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	800	917
	Angang Steel Co. Ltd., Class A	Metals & Mining	2,400	797
	Angel Yeast Co. Ltd., Class A	Food Products	800	3,167
b	Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,922
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	800	1,071
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,600	4,910
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,000	12,481
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,216
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	7,162
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	700	9,908
a	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	800	1,817
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,138
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	6,660	70,800
c	Autohome, Inc., ADR	Interactive Media & Services	330	8,653
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	3,200	1,331
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	8,000	3,148
	Avicopter PLC, Class A	Aerospace & Defense	200	1,132
a	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	2,400	2,492
b	BAIC Motor Corp. Ltd., Class H	Automobiles	12,000	3,281
a,c	Baidu, Inc., Class A	Interactive Media & Services	12,000	157,466
	Bank of Beijing Co. Ltd., Class A	Banks	8,000	6,237
	Bank of Changsha Co. Ltd., Class A	Banks	800	854
	Bank of China Ltd., Class A	Banks	17,600	10,666
	Bank of China Ltd., Class H	Banks	432,000	178,288
	Bank of Communications Co. Ltd., Class A	Banks	15,200	13,273
	Bank of Communications Co. Ltd., Class H	Banks	40,000	26,270
	Bank of Guiyang Co. Ltd., Class A	Banks	1,600	1,188
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,400	3,673
	Bank of Jiangsu Co. Ltd., Class A	Banks	6,980	7,595
	Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,936
	Bank of Ningbo Co. Ltd., Class A	Banks	2,400	6,819
	Bank of Shanghai Co. Ltd., Class A	Banks	5,600	5,183

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	7,200	$6,585
	BBMG Corp., Class A	Construction Materials	3,200	820
	BBMG Corp., Class H	Construction Materials	16,000	1,267
a	BeiGene Ltd.	Biotechnology	3,200	38,884
	Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	800	286
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	3,200	1,225
a	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,423
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	2,400	1,636
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	800	1,177
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	7,251
a	Beijing Haixin Energy Technology Co. Ltd., Class A	Chemicals	800	266
a	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	800	621
	Beijing Kingsoft Office Software, Inc., Class A	Software	290	11,623
	Beijing New Building Materials PLC, Class A	Building Products	800	3,126
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,647	1,121
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	800	772
a	Beijing Shougang Co. Ltd., Class A	Metals & Mining	3,200	1,410
a	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	800	1,046
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	800	2,978
	Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	800	4,517
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	800	1,032
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	1,891
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,600	2,025
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	10,400	7,191
a,c	Bilibili, Inc., Class Z	Entertainment	1,280	14,441
a	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	800	787
	BOC Hong Kong Holdings Ltd.	Banks	18,500	49,521
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	15,200	8,500
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	4,800	1,521
b	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	8,800	12,953
	BYD Co. Ltd., Class A	Automobiles	800	22,375
	BYD Co. Ltd., Class H	Automobiles	5,200	133,946
	BYD Electronic International Co. Ltd.	Communications Equipment	4,000	14,745
	By-health Co. Ltd., Class A	Personal Care Products	800	1,852
	C&D International Investment Group Ltd.	Real Estate Management & Development	4,000	6,981
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,600	1,640
a	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	4,778
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	1,157
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	2,400	972
	CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	533
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	1,781
b	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	56,000	16,600
	Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	300	4,966
	Changjiang Securities Co. Ltd., Class A	Capital Markets	2,400	1,696
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,929

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	$2,721
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,600	1,417
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	800	1,168
a,b	China Bohai Bank Co. Ltd., Class H	Banks	16,000	2,085
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	48,000	3,986
	China CITIC Bank Corp. Ltd., Class A	Banks	4,000	3,438
	China CITIC Bank Corp. Ltd., Class H	Banks	48,000	25,575
a,b	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	80,000	3,015
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,600	2,521
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,000	10,710
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	16,000	7,462
	China Conch Venture Holdings Ltd.	Construction & Engineering	8,000	5,561
	China Construction Bank Corp., Class A	Banks	4,000	3,785
	China Construction Bank Corp., Class H	Banks	488,000	294,305
	China CSSC Holdings Ltd., Class A	Machinery	1,600	8,154
a	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	7,200	3,610
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	13,600	3,971
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	32,000	2,903
	China Everbright Bank Co. Ltd., Class A	Banks	17,600	7,563
	China Everbright Bank Co. Ltd., Class H	Banks	16,000	4,600
b	China Feihe Ltd.	Food Products	16,000	7,523
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	2,400	3,960
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	20,000	9,813
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	800	820
	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,600	2,175
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	800	1,047
	China Hongqiao Group Ltd.	Metals & Mining	12,000	13,493
	China International Capital Corp. Ltd., Class A	Capital Markets	300	1,331
b	China International Capital Corp. Ltd., Class H	Capital Markets	6,400	7,589
	China International Marine Containers Group Co. Ltd., Class A	Machinery	800	1,054
	China International Marine Containers Group Co. Ltd., Class H	Machinery	4,000	3,414
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	32,000	2,290
	China Jushi Co. Ltd., Class A	Construction Materials	2,471	3,669
	China Lesso Group Holdings Ltd.	Building Products	8,000	3,792
	China Life Insurance Co. Ltd., Class H	Insurance	39,000	46,791
a,b,c	China Literature Ltd., Class A	Media	1,600	5,346
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	16,000	11,203
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	6,302
	China Merchants Bank Co. Ltd., Class A	Banks	8,000	35,480
	China Merchants Bank Co. Ltd., Class H	Banks	20,500	81,068
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	4,385
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,600	2,490
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,800	8,158
	China Merchants Securities Co. Ltd., Class A	Capital Markets	3,020	5,807
b	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,600	1,223

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	3,200	$4,165
	China Minsheng Banking Corp. Ltd., Class A	Banks	13,600	7,586
	China Minsheng Banking Corp. Ltd., Class H	Banks	32,000	11,080
	China National Building Material Co. Ltd., Class H	Construction Materials	26,000	8,936
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	2,400	2,231
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,400	8,101
	China National Software & Service Co. Ltd., Class A	Software	260	1,110
a	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	Metals & Mining	800	526
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,600	4,269
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	800	2,096
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	12,000	13,799
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	28,774
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,400	7,603
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	12,800	22,406
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	12,800	11,265
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	128,000	72,615
	China Railway Group Ltd., Class A	Construction & Engineering	8,000	7,724
	China Railway Group Ltd., Class H	Construction & Engineering	16,000	7,912
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,666	2,067
b	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	8,000	3,046
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	800	3,035
	China Reinsurance Group Corp., Class H	Insurance	32,000	2,126
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	16,000	2,433
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,139
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	525	2,817
b	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,200	10,120
b	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	8,500	5,430
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	23,331
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	5,718
a,c	China Ruyi Holdings Ltd.	Entertainment	32,000	8,137
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	12,922
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,360	68,207
	China South Publishing & Media Group Co. Ltd., Class A	Media	800	1,392
a	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	4,800	3,696
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	800	553
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	16,800	12,125
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	3,026
	China Taiping Insurance Holdings Co. Ltd.	Insurance	8,000	7,002
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,600	6,201

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	800	$9,412
b	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	800	7,973
b	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	240,000	27,599
	China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	16,000	2,678
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	11,200	7,204
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,000	4,958
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	12,000	8,310
	China XD Electric Co. Ltd., Class A	Electrical Equipment	1,600	1,212
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,600	32,963
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,498
	China Zheshang Bank Co. Ltd., Class A	Banks	3,200	1,318
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	800	1,684
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	3,200	7,405
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	9,600	5,127
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,600	1,027
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	8,000	3,312
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	900	5,571
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	9,600	14,155
	CITIC Ltd., Class B	Industrial Conglomerates	32,000	30,747
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,880	3,910
	CITIC Securities Co. Ltd., Class A	Capital Markets	4,895	12,945
	CITIC Securities Co. Ltd., Class H	Capital Markets	8,500	14,010
	CMOC Group Ltd., Class A	Metals & Mining	4,000	4,584
	CMOC Group Ltd., Class H	Metals & Mining	24,000	20,392
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	1,600	1,064
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	800	5,878
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	2,400	1,170
	CNPC Capital Co. Ltd., Class A	Banks	1,600	1,263
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,640	42,954
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	4,000	1,284
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	16,000	1,595
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,600	3,709
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	6,217
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	5,600	7,983
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	16,000	16,825
a	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	72,000	4,462
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	12,000	7,682
	CRRC Corp. Ltd., Class A	Machinery	9,600	9,018
	CRRC Corp. Ltd., Class H	Machinery	24,000	12,941

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	CSC Financial Co. Ltd., Class A	Capital Markets	2,400	$7,249
b	CSC Financial Co. Ltd., Class H	Capital Markets	4,000	3,031
	CSG Holding Co. Ltd., Class A	Construction Materials	800	603
	CSG Holding Co. Ltd., Class B	Construction Materials	6,401	1,906
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	48,000	37,718
	Daan Gene Co. Ltd., Class A	Biotechnology	800	918
a,c	Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	472	968
	Daqin Railway Co. Ltd., Class A	Ground Transportation	6,400	6,488
a	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	281	7,910
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	1,291
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	16,000	2,801
	DHC Software Co. Ltd., Class A	IT Services	1,600	1,234
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,695
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	800	1,735
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,600	1,672
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	12,000	5,014
	Dongxing Securities Co. Ltd., Class A	Capital Markets	800	880
a,b,c	East Buy Holding Ltd.	Diversified Consumer Services	2,500	6,644
	East Group Co. Ltd., Class A	Electrical Equipment	1,600	1,322
	East Money Information Co. Ltd., Class A	Capital Markets	5,600	9,942
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	982
	ENN Energy Holdings Ltd.	Gas Utilities	4,000	30,819
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	800	2,133
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,846
b	ESR Group Ltd., Class H	Real Estate Management & Development	14,400	15,400
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	1,600	837
	Eve Energy Co. Ltd., Class A	Electrical Equipment	780	4,207
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,600	3,603
a	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	1,196
a	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,600	1,064
a	FAW Jiefang Group Co. Ltd.	Machinery	800	1,004
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	988
	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	1,600	685
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,600	1,188
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	3,139
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	4,860
	Focus Media Information Technology Co. Ltd., Class A	Media	5,600	5,029
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,600	8,685
	Fosun International Ltd.	Industrial Conglomerates	12,000	6,256
	Founder Securities Co. Ltd., Class A	Capital Markets	3,200	3,605
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,800	15,054
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	800	1,160
	Fujian Sunner Development Co. Ltd., Class A	Food Products	800	1,806
a,c	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	3,608	26,230
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	800	4,767
b	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	16,109
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,600	3,680
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	700	3,506
b	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	2,200	6,732
a	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	833

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	104,000	$17,009
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,400	4,452
a,c	GDS Holdings Ltd., Class A	IT Services	3,200	2,604
	GEM Co. Ltd., Class A	Metals & Mining	1,600	1,384
	Gemdale Corp., Class A	Real Estate Management & Development	1,600	831
a	Genscript Biotech Corp.	Life Sciences Tools & Services	5,451	10,099
	GF Securities Co. Ltd., Class A	Capital Markets	2,400	4,413
	GF Securities Co. Ltd., Class H	Capital Markets	4,800	4,962
a,b	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,600	8,699
	Giant Network Group Co. Ltd., Class A	Entertainment	800	1,317
	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	400	3,960
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	150	1,231
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,600	3,522
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	800	830
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	3,200	1,186
a	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	800	2,231
a	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,600	584
	Great Wall Motor Co. Ltd., Class A	Automobiles	1,600	5,033
	Great Wall Motor Co. Ltd., Class H	Automobiles	12,000	13,339
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,600	8,663
a	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	4,000	1,058
	Greentown China Holdings Ltd.	Real Estate Management & Development	8,000	6,378
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	800	1,338
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	800	555
a	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	800	570
a	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	4,800	1,319
	Guangdong Haid Group Co. Ltd., Class A	Food Products	800	4,859
a	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,600	1,937
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	2,459
a	Guangshen Railway Co. Ltd., Class A	Ground Transportation	2,400	978
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	1,294
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	800	921
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,600	1,939
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	16,000	6,562
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	800	3,179
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,200	2,950
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	800	1,229
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	200	1,550
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	800	2,449
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	672
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	420
a	Guolian Securities Co. Ltd., Class A	Capital Markets	800	1,246
	Guosen Securities Co. Ltd., Class A	Capital Markets	2,400	2,770
a	Guosheng Financial Holding, Inc., Class A	Capital Markets	800	1,031

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,200	$6,113
b	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	3,200	3,508
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,600	1,441
c	H World Group Ltd.	Hotels, Restaurants & Leisure	11,200	43,361
b,c	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	8,000	18,052
	Haier Smart Home Co. Ltd., Class A	Household Durables	2,400	8,247
	Haier Smart Home Co. Ltd., Class H	Household Durables	12,800	39,824
a	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	16,000	3,019
a	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	4,000	1,939
	Haitian International Holdings Ltd.	Machinery	4,000	11,627
	Haitong Securities Co. Ltd., Class A	Capital Markets	4,000	4,793
	Haitong Securities Co. Ltd., Class H	Capital Markets	19,200	9,175
	Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,390
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,600	1,465
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	453	1,773
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	800	2,636
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	2,145
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	400	2,928
b	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	800	3,026
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	800	2,060
b	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	6,000	11,867
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	800	1,356
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	800	2,193
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,600	5,785
	Hengan International Group Co. Ltd.	Personal Care Products	3,600	11,338
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,599
a	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,660	3,189
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	800	1,361
a	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,600	1,441
	Hesteel Co. Ltd., Class A	Metals & Mining	4,800	1,408
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	6,222
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	3,608
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,600	1,983
	Hongta Securities Co. Ltd., Class A	Capital Markets	800	787
a	Hopson Development Holdings Ltd.	Real Estate Management & Development	5,600	2,540
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,357
a,b	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	4,000	7,799
	Huaan Securities Co. Ltd., Class A	Capital Markets	1,600	1,012
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	3,028
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,212
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	800	3,416
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,600	1,481
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,724
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	800	1,831
	Hualan Biological Engineering, Inc., Class A	Biotechnology	800	2,222
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	2,400	3,167
a	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	2,400	3,101

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	22,000	$12,959
	Huatai Securities Co. Ltd., Class A	Capital Markets	3,200	6,188
b	Huatai Securities Co. Ltd., Class H	Capital Markets	6,400	7,311
	Huaxia Bank Co. Ltd., Class A	Banks	6,400	5,712
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,600	1,398
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,600	3,682
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,729
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	800	2,016
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,430
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	500	1,337
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	3,200	2,332
	Hundsun Technologies, Inc., Class A	Software	800	2,486
a	HUTCHMED China Ltd.	Pharmaceuticals	2,000	6,836
b,c	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,600	6,521
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	800	4,727
	Iflytek Co. Ltd., Class A	Software	800	5,368
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	100	4,758
	Industrial & Commercial Bank of China Ltd., Class A	Banks	28,800	20,944
	Industrial & Commercial Bank of China Ltd., Class H	Banks	408,000	205,396
	Industrial Bank Co. Ltd., Class A	Banks	8,000	17,387
	Industrial Securities Co. Ltd., Class A	Capital Markets	3,200	2,398
a	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	15,200	3,350
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	800	1,852
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	3,200	2,998
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,200	1,626
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,521
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	3,200	12,297
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,600	10,696
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,600	1,256
a,b	Innovent Biologics, Inc., Class B	Biotechnology	7,500	36,127
a,c	iQIYI, Inc., ADR	Entertainment	2,384	10,084
a	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	1,620
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,336	3,215
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	612
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	3,100
a,b,c	JD Health International, Inc.	Consumer Staples Distribution & Retail	5,600	19,820
a,b,c	JD Logistics, Inc.	Air Freight & Logistics	8,800	8,961
c	JD.com, Inc., Class A	Broadline Retail	12,400	170,954
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,600	2,221
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	800	1,283
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	8,000	8,188
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,600	1,045
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	3,425
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	2,432	15,398
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	800	6,465
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	800	700
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	100	1,244

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	800	$1,209
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	800	10,760
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,417
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,600	3,092
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	800	2,565
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	7,000	11,931
a	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	800	1,045
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	797
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	800	1,254
a,d	Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	1,600	1,817
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	2,737
a,b,c	Jinxin Fertility Group Ltd.	Health Care Providers & Services	8,000	2,484
b	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	3,459
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	841
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	800	1,200
b	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	800	937
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,600	1,776
c	JOYY, Inc., ADR	Interactive Media & Services	176	5,412
a	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	800	1,339
a	J-Yuan Trust Co. Ltd., Class A	Capital Markets	4,000	1,504
c	Kanzhun Ltd., ADR	Interactive Media & Services	1,728	30,292
c	KE Holdings, Inc., ADR	Real Estate Management & Development	3,304	45,364
	Keda Industrial Group Co. Ltd., Class A	Machinery	800	1,160
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	8,157
a	Kingdee International Software Group Co. Ltd.	Software	15,000	16,923
	Kingnet Network Co. Ltd., Class A	Entertainment	800	1,214
	Kingsoft Corp. Ltd.	Entertainment	4,800	14,781
a,b,c	Kuaishou Technology, Class B	Interactive Media & Services	13,600	85,234
a	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	800	2,458
a	Kunlun Tech Co. Ltd., Class A	Entertainment	800	4,391
	Kweichow Moutai Co. Ltd., Class A	Beverages	500	117,273
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,600	6,581
	LB Group Co. Ltd., Class A	Chemicals	1,600	4,174
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	8,000	2,412
b	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	3,200	2,433
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	40,000	46,356
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,400	4,509
a	Leo Group Co. Ltd., Class A	Media	2,400	740
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	800	1,518
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	564
a,c	Li Auto, Inc., Class A	Automobiles	5,600	86,793
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	31,892
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	7,200	1,388
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	3,200	2,420
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,005
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	800	2,724
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	10,660	15,064
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	7,793
c	Lufax Holding Ltd., ADR	Consumer Finance	976	4,119
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	800	1,047

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,200	$12,962
a,b	Luye Pharma Group Ltd.	Pharmaceuticals	10,000	3,488
	Luzhou Laojiao Co. Ltd., Class A	Beverages	600	15,255
	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	2,400	807
	Mango Excellent Media Co. Ltd., Class A	Entertainment	800	2,679
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	3,638
	Meihua Holdings Group Co. Ltd., Class A	Food Products	1,600	2,270
a	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,600	1,111
a,b,c	Meituan, Class B	Hotels, Restaurants & Leisure	27,800	343,839
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	6,400	2,962
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	16,000	3,414
a	Microport Scientific Corp.	Health Care Equipment & Supplies	4,800	4,029
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	800	1,037
	MINISO Group Holding Ltd.	Broadline Retail	1,904	9,792
	Minmetals Capital Co. Ltd., Class A	Capital Markets	1,600	1,045
	Minth Group Ltd.	Automobile Components	4,000	6,317
a	MMG Ltd.	Metals & Mining	12,000	4,707
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	620	3,924
	Muyuan Foods Co. Ltd., Class A	Food Products	1,996	11,863
	Nanjing Securities Co. Ltd., Class A	Capital Markets	1,600	1,708
	NARI Technology Co. Ltd., Class A	Electrical Equipment	3,216	10,781
a	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	2,918
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	8,418
a	NavInfo Co. Ltd., Class A	Software	800	952
c	NetEase, Inc.	Entertainment	9,400	195,532
	New China Life Insurance Co. Ltd., Class A.	Insurance	800	3,286
	New China Life Insurance Co. Ltd., Class H	Insurance	4,000	7,084
a	New Hope Liuhe Co. Ltd., Class A	Food Products	1,600	2,089
a,c	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	8,000	69,661
	Newland Digital Technology Co. Ltd., Class A	Software	800	1,921
a	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	8,000	3,332
	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	800	2,590
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	272	3,372
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	800	1,904
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,220
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,570
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	800	1,292
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	800	6,963
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	2,400	1,134
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	800	1,802
a,c	NIO, Inc., Class A	Automobiles	6,880	32,921
b	Nongfu Spring Co. Ltd., Class H	Beverages	8,000	43,187
	Northeast Securities Co. Ltd., Class A	Capital Markets	800	750
a	Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	800	325
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,600	1,488
a	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	2,296
	ORG Technology Co. Ltd., Class A	Containers & Packaging	800	469
	Orient Securities Co. Ltd., Class A	Capital Markets	2,400	2,727
b	Orient Securities Co. Ltd., Class H	Capital Markets	3,200	1,267
a	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	1,006
a	Ourpalm Co. Ltd., Class A	Entertainment	1,600	1,214
a	Pacific Securities Co. Ltd., Class A	Capital Markets	2,400	1,045
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	3,200	1,349

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a,c	PDD Holdings, Inc., ADR	Broadline Retail	3,152	$366,420
	People.cn Co. Ltd., Class A	Media	800	2,908
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	4,000	2,865
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	12,777
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,600	13,064
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	108,000	92,318
b	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,600	1,958
	PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	47,470
	Ping An Bank Co. Ltd., Class A	Banks	7,200	10,432
a,b,c	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	3,200	4,825
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	4,000	22,484
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	32,600	137,665
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	1,352
a	Polaris Bay Group Co. Ltd., Class A	Capital Markets	800	787
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	4,800	6,036
d	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,039
b	Pop Mart International Group Ltd.	Specialty Retail	3,600	13,224
	Postal Savings Bank of China Co. Ltd., Class A	Banks	8,800	5,757
b	Postal Savings Bank of China Co. Ltd., Class H	Banks	56,000	29,265
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	6,400	4,381
c	Qifu Technology, Inc., ADR	Consumer Finance	608	11,205
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	800	2,128
a	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	2,400	5,302
a,b	Remegen Co. Ltd., Class H	Biotechnology	1,000	3,469
a	RiseSun Real Estate Development Co. Ltd., Class A	Real Estate Management & Development	1,600	326
c	RLX Technology, Inc., ADR	Tobacco	4,528	8,694
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	1,650	2,502
	SAIC Motor Corp. Ltd., Class A	Automobiles	3,200	6,642
	Sailun Group Co. Ltd., Class A	Automobile Components	800	1,618
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	4,013
	Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	800	392
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,213
	Sany Heavy Industry Co. Ltd., Class A	Machinery	3,200	6,426
a	Satellite Chemical Co. Ltd., Class A	Chemicals	1,600	4,077
	SDIC Capital Co. Ltd., Class A	Capital Markets	2,400	2,142
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	6,633
	Sealand Securities Co. Ltd., Class A	Capital Markets	2,480	1,141
a	Seazen Group Ltd.	Real Estate Management & Development	16,000	2,147
a	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	1,600	2,091
a,b,c	SenseTime Group, Inc., Class B	Software	80,000	7,257
a	Seres Group Co. Ltd., Class A	Automobiles	800	9,586
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	2,400	12,032
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	1,746
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	13,823
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	800	1,081
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	2,400	972
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,650	2,132

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a	Shandong Chenming Paper Holdings Ltd., Class A	Paper & Forest Products	800	$388
a	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	4,000	695
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,600	6,221
b	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	4,000	8,116
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	800	943
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	800	2,882
a	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	800	1,251
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	4,800	2,248
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	200	796
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	800	1,604
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	12,600	7,856
	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	1,503
	Shanghai Baosight Software Co. Ltd., Class A	Software	860	4,495
	Shanghai Baosight Software Co. Ltd., Class B	Software	3,200	6,525
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	2,400	774
a	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	3,200	1,860
a	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	16,000	3,107
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	1,913
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	800	2,542
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	4,906
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	1,352
	Shanghai Huayi Group Co. Ltd., Class B	Chemicals	1,600	680
a	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	1,600	7,991
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	4,000	2,959
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	800	1,192
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,600	1,456
a,b	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	800	1,009
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	800	1,079
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	800	940
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	6,400	2,362
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,600	1,530
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,574
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,600	3,731
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	4,000	5,775
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	11,200	10,999
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	883	2,345
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	2,400	2,347

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,600	$1,492
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,600	652
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,600	1,344
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,600	1,136
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,600	1,349
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	800	2,186
a	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	5,600	1,176
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,504
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	800	1,891
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,480	3,525
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,600	4,560
a	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,600	1,443
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,600	1,108
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	2,400	1,187
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	500	16,878
a	Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	1,600	412
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	1,743
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	800	1,070
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,899
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	8,800	5,406
b	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	6,400	1,128
a	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	800	722
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,680	1,641
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,748
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	800	823
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	1,600	13,491
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	8,000	6,143
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,518
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	480	1,447
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	500	19,383
	Shenzhen MTC Co. Ltd., Class A	Household Durables	2,400	1,656
a	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	3,200	1,186
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,203
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	100	820
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	800	1,993
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,111
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	356	8,251
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	800	522
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,600	1,034
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	37,872

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	520	$1,445
a	Siasun Robot & Automation Co. Ltd., Class A	Machinery	800	1,266
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,600	3,669
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	4,000	1,267
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	3,366
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,400	2,506
	Sichuan Swellfun Co. Ltd., Class A	Beverages	200	1,319
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	400	3,286
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,840	18,858
	Sinolink Securities Co. Ltd., Class A	Capital Markets	1,600	1,875
	Sinoma International Engineering Co., Class A	Construction & Engineering	800	1,238
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	800	1,696
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	8,000	4,610
a	Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,600	419
a	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	2,400	889
a	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	16,000	2,106
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,400	16,396
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,600	1,307
	Sinotrans Ltd., Class H	Air Freight & Logistics	8,000	3,905
	Sinotruk Hong Kong Ltd.	Machinery	4,000	9,823
	SITC International Holdings Co. Ltd.	Marine Transportation	7,000	12,790
	Skshu Paint Co. Ltd., Class A	Chemicals	140	617
b	Smoore International Holdings Ltd.	Tobacco	9,000	7,659
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	800	1,131
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,600	1,510
	Southwest Securities Co. Ltd., Class A	Capital Markets	3,200	1,710
a	Spring Airlines Co. Ltd., Class A	Passenger Airlines	800	6,098
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	100	1,972
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	12,000	2,392
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	800	11,437
	Suning Universal Co. Ltd., Class A	Real Estate Management & Development	1,600	456
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,200	16,334
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	800	1,527
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	476	3,051
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,608
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	Construction & Engineering	800	369
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	100	2,083
a,c	TAL Education Group, ADR	Diversified Consumer Services	2,165	24,573
	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	800	591
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	2,400	1,352
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	800	540
	TBEA Co. Ltd., Class A	Electrical Equipment	1,820	3,840
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	7,260	4,670
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	2,609
c	Tencent Holdings Ltd.	Interactive Media & Services	32,100	1,246,029
a,c	Tencent Music Entertainment Group, ADR	Entertainment	3,312	37,061
a	Thunder Software Technology Co. Ltd., Class A	Software	200	1,412
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,600	1,551

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a	Tianfeng Securities Co. Ltd., Class A	Capital Markets	3,200	$1,274
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,600	862
a	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	910
	Tianqi Lithium Corp., Class A	Chemicals	800	5,286
	Tianqi Lithium Corp., Class H	Chemicals	800	3,721
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	800	726
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	1,756
	Tingyi Cayman Islands Holding Corp.	Food Products	8,000	8,770
a	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	800	1,117
a,c,d	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	6,400	16,886
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	2,478
a	Tongkun Group Co. Ltd., Class A	Chemicals	800	1,514
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	4,800	2,625
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	5,481
a	Topchoice Medical Corp., Class A	Health Care Providers & Services	100	825
b	Topsports International Holdings Ltd.	Specialty Retail	15,000	10,043
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	5,000	6,056
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	5,245
a,c	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,800	123,499
a	Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,600	1,426
	Tsingtao Brewery Co. Ltd., Class A	Beverages	400	4,593
	Tsingtao Brewery Co. Ltd., Class H	Beverages	3,328	22,877
a,c	Tuya, Inc., ADR	Software	1,152	2,016
a	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	2,852
	Uni-President China Holdings Ltd.	Food Products	5,000	3,558
a	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	860	2,572
c	Vipshop Holdings Ltd., ADR	Broadline Retail	1,816	30,055
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	500	1,059
a	Wanda Film Holding Co. Ltd., Class A	Entertainment	800	1,685
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	800	1,025
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	1,300	14,826
	Want Want China Holdings Ltd.	Food Products	24,000	14,167
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,600	1,117
c	Weibo Corp., ADR	Interactive Media & Services	400	3,636
	Weichai Power Co. Ltd., Class A	Machinery	2,400	5,517
	Weichai Power Co. Ltd., Class H	Machinery	10,000	19,064
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	800	1,057
	Wens Foodstuffs Group Co. Ltd., Class A	Food Products	800	2,094
	Western Mining Co. Ltd., Class A	Metals & Mining	800	2,125
	Western Securities Co. Ltd., Class A	Capital Markets	1,600	1,534
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	800	10,843
a	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	4,033
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	800	792
a	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,000	1,465
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,400	1,458
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	1,593
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,600	33,830
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,325
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	1,000	6,361
b	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,700	8,059
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	18,654	34,083
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	4,800	4,205
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	800	1,131

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	100	$1,362
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	800	800
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	800	2,150
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	800	754
a,b,c	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	76,800	146,604
	Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	800	753
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	1,600	1,007
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	2,400	1,302
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	22,000	17,035
a,c	XPeng, Inc., Class A	Automobiles	6,400	26,249
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,500	3,408
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,376
b	Yadea Group Holdings Ltd.	Automobiles	5,600	9,073
a,e	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	1,032
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	13,600	19,247
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	2,621
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	25,207
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,600	1,903
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	1,495
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	864	4,740
	Yihai International Holding Ltd.	Food Products	2,600	4,923
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	800	3,324
a	Yintai Gold Co. Ltd., Class A	Metals & Mining	1,100	2,741
	Yonyou Network Technology Co. Ltd., Class A	Software	1,680	2,765
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,600	1,562
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,600	3,416
a	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	800	1,417
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	8,000	4,406
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	2,000	78,759
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,600	3,041
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	700	4,898
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	800	1,465
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	2,289
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	800	1,661
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	800	2,091
	Yutong Bus Co. Ltd., Class A	Machinery	800	2,189
a	Zai Lab Ltd.	Biotechnology	4,800	7,912
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	6,295
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	9,000	12,212
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	2,400	1,084
a	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	3,200	2,080
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	2,400	2,853
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	700	1,947
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,673
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,600	4,165
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,852	4,395
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	800	1,421
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	700	2,615
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	800	3,776

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,600	$5,214
a,b	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	3,200	10,733
	Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,644	3,775
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	800	2,615
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	800	1,696
a	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,200	2,940
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	800	1,647
a,b	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	4,000	6,389
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	400	8,625
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,600	2,911
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	800	844
	Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	6,930
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	800	734
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	800	778
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	2,800	8,872
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	800	813
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	8,000	18,533
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	32,000	63,865
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,200	3,619
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	8,000	4,958
	ZTE Corp., Class A	Communications Equipment	1,600	6,168
	ZTE Corp., Class H	Communications Equipment	3,600	7,176

				9,899,585

	Hong Kong 4.9%
	AIA Group Ltd.	Insurance	59,000	396,150
a	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	32,000	13,002
a	Alibaba Pictures Group Ltd., Class A	Entertainment	80,000	4,651
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	20,116
	Bank of East Asia Ltd., Class A	Banks	6,400	7,621
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	16,000	3,557
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	18,000	8,993
a	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,544
	Champion REIT, Class A	Office REITs	8,000	1,646
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	16,000	6,215
	China Everbright Ltd., Class A	Capital Markets	4,000	1,988
	China Gas Holdings Ltd., Class A	Gas Utilities	16,000	14,433
	China Mengniu Dairy Co. Ltd., Class B	Food Products	16,000	34,345
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	24,000	9,844
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	8,000	36,849
	China Resources Gas Group Ltd., Class A	Gas Utilities	4,800	15,302
	China Resources Land Ltd., Class H	Real Estate Management & Development	14,200	44,905
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	8,000	8,729
	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	16,000	8,750
	CK Asset Holdings Ltd.	Real Estate Management & Development	10,000	41,143

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Hong Kong (continued)
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	3,200	$18,726
	CLP Holdings Ltd.	Electric Utilities	8,800	70,106
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,297
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,600	3,440
	Far East Horizon Ltd.	Financial Services	8,000	5,929
	Geely Automobile Holdings Ltd.	Automobiles	29,000	34,238
	Guangdong Investment Ltd.	Water Utilities	16,000	6,849
	Hang Lung Group Ltd.	Real Estate Management & Development	5,000	5,756
	Hang Lung Properties Ltd.	Real Estate Management & Development	9,000	9,223
	Hang Seng Bank Ltd.	Banks	3,800	41,586
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	7,000	19,945
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	56,000	42,430
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	6,600	192,102
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	5,600	17,192
	Hutchison Port Holdings Trust	Transportation Infrastructure	26,400	3,326
	Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	4,837
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	1,020	38,046
	Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,385
	Kerry Properties Ltd.	Real Estate Management & Development	3,000	5,489
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	2,959
	Kunlun Energy Co. Ltd.	Gas Utilities	20,000	16,687
	Link REIT	Retail REITs	13,600	58,474
	Man Wah Holdings Ltd.	Household Durables	6,400	4,514
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	2,509
	MTR Corp. Ltd.	Ground Transportation	7,500	24,724
	New World Development Co. Ltd.	Real Estate Management & Development	7,000	7,388
	NWS Holdings Ltd.	Industrial Conglomerates	8,000	6,644
	Orient Overseas International Ltd.	Marine Transportation	800	9,557
	PCCW Ltd.	Diversified Telecommunication Services	24,000	11,867
	Power Assets Holdings Ltd.	Electric Utilities	7,500	43,890
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,647
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	48,000	18,522
	Sino Land Co. Ltd.	Real Estate Management & Development	17,700	18,387
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	7,500	72,303
	Swire Pacific Ltd., Class A	Real Estate Management & Development	2,000	16,457
	Swire Pacific Ltd., Class B	Real Estate Management & Development	2,500	3,258
	Swire Properties Ltd.	Real Estate Management & Development	5,400	11,343
	Techtronic Industries Co. Ltd.	Machinery	6,800	92,185
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	32,000	2,290
	Vitasoy International Holdings Ltd.	Food Products	4,000	3,429
	VTech Holdings Ltd.	Communications Equipment	800	4,850
b	WH Group Ltd.	Food Products	41,500	27,361
	Wharf Holdings Ltd.	Real Estate Management & Development	5,000	16,419
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	8,000	26,014
	Xinyi Glass Holdings Ltd.	Building Products	11,000	11,652
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	5,612

				1,728,627

	India 22.5%
	3M India Ltd.	Industrial Conglomerates	16	5,984
	Aarti Industries Ltd.	Chemicals	1,064	8,491
	ABB India Ltd.	Electrical Equipment	272	20,745
	ACC Ltd.	Construction Materials	424	12,667
a	Adani Energy Solutions Ltd.	Electric Utilities	1,848	22,749
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,824	69,920
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	2,184	48,056
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	3,864	62,167
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	6,008	38,453

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Adani Total Gas Ltd.	Gas Utilities	1,440	$15,997
a	Adani Wilmar Ltd.	Food Products	824	3,175
a	Aditya Birla Capital Ltd.	Financial Services	2,560	5,384
	AIA Engineering Ltd.	Machinery	200	9,389
	Alkem Laboratories Ltd.	Pharmaceuticals	272	16,117
	Ambuja Cements Ltd.	Construction Materials	3,816	28,017
	APL Apollo Tubes Ltd.	Metals & Mining	888	15,928
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	520	39,634
	Ashok Leyland Ltd.	Machinery	7,448	15,293
	Asian Paints Ltd.	Chemicals	2,344	80,007
	Astral Ltd.	Building Products	616	14,707
b	AU Small Finance Bank Ltd.	Banks	1,696	11,489
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,440	18,798
a,b	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	776	42,107
	Axis Bank Ltd.	Banks	11,840	148,663
	Bajaj Auto Ltd.	Automobiles	360	39,487
	Bajaj Finance Ltd.	Consumer Finance	1,304	113,280
	Bajaj Finserv Ltd.	Financial Services	1,984	39,104
	Bajaj Holdings & Investment Ltd.	Financial Services	136	13,490
	Balkrishna Industries Ltd.	Automobile Components	416	11,559
b	Bandhan Bank Ltd.	Banks	4,104	8,857
	Bank of Baroda	Banks	5,216	16,514
	Bank of India	Banks	4,736	7,782
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	336	5,496
	Bayer CropScience Ltd.	Chemicals	64	4,032
	Berger Paints India Ltd.	Chemicals	1,512	10,389
	Bharat Electronics Ltd.	Aerospace & Defense	18,568	44,860
	Bharat Forge Ltd.	Automobile Components	1,328	17,986
	Bharat Heavy Electricals Ltd.	Electrical Equipment	6,664	19,760
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,184	37,443
	Bharti Airtel Ltd.	Wireless Telecommunication Services	760	7,489
	Bharti Airtel Ltd.	Wireless Telecommunication Services	12,048	177,479
	Biocon Ltd.	Biotechnology	2,520	7,981
	Bosch Ltd.	Automobile Components	48	17,284
	Britannia Industries Ltd.	Food Products	616	36,274
	Canara Bank	Banks	1,888	13,153
	Castrol India Ltd.	Chemicals	2,456	5,476
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	3,344	21,687
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	2,136	29,621
	Cipla Ltd.	Pharmaceuticals	2,688	48,246
	Coal India Ltd.	Oil, Gas & Consumable Fuels	11,784	61,334
	Coforge Ltd.	IT Services	296	19,528
	Colgate-Palmolive India Ltd.	Personal Care Products	688	22,358
	Container Corp. of India Ltd.	Ground Transportation	1,424	15,061
	Coromandel International Ltd.	Chemicals	664	8,559
	Cummins India Ltd.	Machinery	704	25,376
	Dabur India Ltd.	Personal Care Products	3,024	18,968
	Dalmia Bharat Ltd.	Construction Materials	432	10,060
	Deepak Nitrite Ltd.	Chemicals	360	9,175
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	672	27,760
d	Dixon Technologies India Ltd.	Household Durables	184	16,500
	DLF Ltd.	Real Estate Management & Development	3,208	34,502
b	Dr Lal PathLabs Ltd.	Health Care Providers & Services	200	5,426
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	632	46,663
	Eicher Motors Ltd.	Automobiles	720	34,698
	Emami Ltd.	Personal Care Products	1,080	5,560
	Embassy Office Parks REIT	Office REITs	4,544	20,137

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Exide Industries Ltd.	Automobile Components	2,384	$8,705
	Federal Bank Ltd.	Banks	9,336	16,813
a	FSN E-Commerce Ventures Ltd.	Specialty Retail	7,056	13,701
	GAIL India Ltd.	Gas Utilities	13,696	29,731
b	General Insurance Corp. of India	Insurance	504	1,993
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	232	5,415
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	808	9,285
a	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	12,608	12,336
	Godrej Consumer Products Ltd.	Personal Care Products	1,896	28,457
a	Godrej Industries Ltd.	Industrial Conglomerates	344	3,227
a	Godrej Properties Ltd.	Real Estate Management & Development	544	15,003
	Grasim Industries Ltd.	Construction Materials	2,184	59,896
	Gujarat Fluorochemicals Ltd.	Chemicals	208	7,725
	Gujarat Gas Ltd.	Gas Utilities	1,064	6,943
	Havells India Ltd.	Electrical Equipment	1,256	22,815
	HCL Technologies Ltd.	IT Services	5,552	102,752
b	HDFC Asset Management Co. Ltd.	Capital Markets	520	23,406
	HDFC Bank Ltd.	Banks	29,040	504,146
b	HDFC Life Insurance Co. Ltd.	Insurance	5,128	38,941
	Hero MotoCorp Ltd.	Automobiles	672	38,049
	Hindalco Industries Ltd.	Metals & Mining	7,320	49,172
d	Hindustan Aeronautics Ltd.	Aerospace & Defense	984	39,253
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,152	17,976
	Hindustan Unilever Ltd.	Personal Care Products	4,608	125,106
	Hindustan Zinc Ltd.	Metals & Mining	1,224	4,290
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	11	5,102
	ICICI Bank Ltd.	Banks	12,712	166,638
b	ICICI Lombard General Insurance Co. Ltd.	Insurance	1,248	25,206
b	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,992	14,537
	IDBI Bank Ltd.	Banks	3,200	3,108
a	IDFC First Bank Ltd.	Banks	17,984	16,258
	Indian Bank	Banks	1,400	8,740
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,304	30,506
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	21,312	42,865
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,560	17,390
b	Indian Railway Finance Corp. Ltd.	Financial Services	9,264	15,812
	Indraprastha Gas Ltd.	Gas Utilities	1,816	9,380
a	Indus Towers Ltd.	Diversified Telecommunication Services	4,344	15,164
	Info Edge India Ltd.	Interactive Media & Services	400	26,819
	Infosys Ltd.	IT Services	18,216	327,190
a,b	InterGlobe Aviation Ltd.	Passenger Airlines	856	36,421
	Ipca Laboratories Ltd.	Pharmaceuticals	744	11,038
	ITC Ltd.	Tobacco	15,512	79,669
	Jindal Stainless Ltd.	Metals & Mining	1,728	14,388
	Jindal Steel & Power Ltd.	Metals & Mining	2,048	20,851
a	Jio Financial Services Ltd.	Financial Services	16,400	69,560
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	2,248	14,256
	JSW Steel Ltd.	Metals & Mining	5,224	52,000
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,880	10,118
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,112	5,704
	Kansai Nerolac Paints Ltd.	Chemicals	1,064	3,346
	Kotak Mahindra Bank Ltd.	Banks	1,552	33,226
	KPIT Technologies Ltd.	Software	824	14,685
	L&T Finance Holdings Ltd.	Financial Services	4,336	8,227
b	L&T Technology Services Ltd.	Professional Services	136	8,940
	Larsen & Toubro Ltd.	Construction & Engineering	3,504	158,133
b	Laurus Labs Ltd.	Pharmaceuticals	2,064	9,710

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	LIC Housing Finance Ltd.	Financial Services	1,568	$11,486
	Linde India Ltd.	Chemicals	112	8,606
b	LTIMindtree Ltd.	IT Services	480	28,422
	Lupin Ltd.	Pharmaceuticals	1,288	24,969
b	Macrotech Developers Ltd.	Real Estate Management & Development	1,168	15,907
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,080	10,296
	Mahindra & Mahindra Ltd.	Automobiles	4,880	112,421
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	896	2,348
a	Mankind Pharma Ltd.	Pharmaceuticals	496	13,683
	Marico Ltd.	Food Products	2,696	16,072
	Maruti Suzuki India Ltd.	Automobiles	712	107,568
a	Max Financial Services Ltd.	Insurance	1,232	14,804
	Max Healthcare Institute Ltd.	Health Care Providers & Services	3,480	34,211
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	160	3,576
	Metro Brands Ltd.	Specialty Retail	160	2,214
	Mphasis Ltd.	IT Services	400	11,453
	MRF Ltd.	Automobile Components	14	22,390
	Muthoot Finance Ltd.	Consumer Finance	552	9,798
	Nestle India Ltd.	Food Products	1,864	58,608
b	New India Assurance Co. Ltd.	Insurance	1,136	3,093
	NHPC Ltd.	Independent Power Producers & Energy Traders	15,480	16,649
b	Nippon Life India Asset Management Ltd.	Capital Markets	744	4,203
	NLC India Ltd.	Independent Power Producers & Energy Traders	904	2,472
	NMDC Ltd.	Metals & Mining	5,976	14,456
	NTPC Ltd.	Independent Power Producers & Energy Traders	24,600	99,046
	Oberoi Realty Ltd.	Real Estate Management & Development	608	10,759
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	20,152	64,767
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,712	12,321
a	One 97 Communications Ltd.	Financial Services	1,832	8,845
	Oracle Financial Services Software Ltd.	Software	112	11,783
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	32	13,218
	Patanjali Foods Ltd.	Food Products	496	7,960
a	PB Fintech Ltd.	Insurance	1,616	21,783
	Persistent Systems Ltd.	IT Services	512	24,461
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,896	12,295
	Phoenix Mills Ltd.	Real Estate Management & Development	488	16,283
	PI Industries Ltd.	Chemicals	424	19,662
	Pidilite Industries Ltd.	Chemicals	800	28,917
	Piramal Enterprises Ltd.	Financial Services	616	6,273
	Polycab India Ltd.	Electrical Equipment	248	15,061
	Poonawalla Fincorp Ltd.	Consumer Finance	1,416	7,905
	Power Finance Corp. Ltd.	Financial Services	7,552	35,337
	Power Grid Corp. of India Ltd.	Electric Utilities	21,776	72,297
	Prestige Estates Projects Ltd.	Real Estate Management & Development	560	7,856
	Punjab National Bank	Banks	11,448	17,075
d	Rail Vikas Nigam Ltd.	Construction & Engineering	2,984	9,048
a	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	704	2,225
b	RBL Bank Ltd.	Banks	2,296	6,615
	REC Ltd.	Financial Services	6,488	35,084
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	376	3,685
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	17,464	622,257
	Samvardhana Motherson International Ltd.	Automobile Components	13,936	19,567
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,496	12,243
b	SBI Life Insurance Co. Ltd.	Insurance	2,184	39,286
	Schaeffler India Ltd.	Machinery	208	7,011
	Shree Cement Ltd.	Construction Materials	72	22,172
	Shriram Finance Ltd.	Consumer Finance	1,456	41,196

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Siemens Ltd.	Industrial Conglomerates	464	$29,898
	SJVN Ltd.	Electric Utilities	3,752	5,461
	Solar Industries India Ltd.	Chemicals	128	13,478
b	Sona Blw Precision Forgings Ltd.	Automobile Components	1,832	15,507
	SRF Ltd.	Chemicals	744	22,839
a	Star Health & Allied Insurance Co. Ltd.	Insurance	1,184	7,715
	State Bank of India	Banks	9,280	83,712
	Steel Authority of India Ltd.	Metals & Mining	7,520	12,105
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,656	109,899
	Sun TV Network Ltd.	Media	440	3,167
	Sundaram Finance Ltd.	Consumer Finance	352	17,467
	Supreme Industries Ltd.	Chemicals	328	16,644
a	Suzlon Energy Ltd.	Electrical Equipment	61,072	29,583
b	Syngene International Ltd.	Life Sciences Tools & Services	880	7,413
	Tata Communications Ltd.	Diversified Telecommunication Services	592	14,270
	Tata Consultancy Services Ltd.	IT Services	5,392	250,604
	Tata Consumer Products Ltd.	Food Products	3,280	43,111
	Tata Elxsi Ltd.	Software	184	17,175
	Tata Motors Ltd., Class A	Automobiles	9,576	113,990
	Tata Motors Ltd., Class A	Automobiles	1,984	15,634
	Tata Power Co. Ltd.	Electric Utilities	8,600	40,648
	Tata Steel Ltd.	Metals & Mining	43,696	81,652
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,608	2,314
	Tech Mahindra Ltd.	IT Services	3,200	47,887
	Thermax Ltd.	Machinery	192	9,651
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	2,160	98,461
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	512	15,965
	Torrent Power Ltd.	Electric Utilities	1,120	18,236
	Trent Ltd.	Specialty Retail	944	44,686
	Tube Investments of India Ltd.	Automobile Components	528	23,655
	TVS Motor Co. Ltd.	Automobiles	1,232	31,787
	UltraTech Cement Ltd.	Construction Materials	592	69,201
	Union Bank of India Ltd.	Banks	7,704	14,179
	United Breweries Ltd.	Beverages	360	7,493
	United Spirits Ltd.	Beverages	1,504	20,454
	UNO Minda Ltd.	Automobile Components	808	6,634
	UPL Ltd.	Chemicals	2,736	14,959
	Varun Beverages Ltd.	Beverages	2,424	40,649
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	312	3,466
	Vedanta Ltd.	Metals & Mining	7,064	23,008
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	42,032	6,678
	Voltas Ltd.	Construction & Engineering	1,192	15,772
	Whirlpool of India Ltd.	Household Durables	176	2,578
	Wipro Ltd.	IT Services	7,416	42,690
a	Yes Bank Ltd.	Banks	103,736	28,856
a	Zee Entertainment Enterprises Ltd.	Media	4,304	7,150
a	Zomato Ltd.	Hotels, Restaurants & Leisure	35,704	77,956
	Zydus Lifesciences Ltd.	Pharmaceuticals	1,352	16,330

				7,877,119

	Indonesia 2.2%
	Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	54,400	9,264
a	Amman Mineral Internasional PT	Metals & Mining	32,800	18,102
	Astra Agro Lestari Tbk. PT, Class H	Food Products	2,400	1,044
	Astra International Tbk. PT, Class H	Industrial Conglomerates	104,800	34,041
	Avia Avian Tbk. PT	Chemicals	73,600	2,553
	Bank Central Asia Tbk. PT, Class A	Banks	288,000	183,008
	Bank Mandiri Persero Tbk. PT, Class A	Banks	230,400	105,355

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Indonesia (continued)
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	77,600	$28,877
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	364,800	139,201
	Bank Syariah Indonesia Tbk. PT	Banks	16,000	2,735
	Barito Pacific Tbk. PT, Class A	Chemicals	135,200	8,058
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	20,800	3,896
a	Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	46,400	2,883
	Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	37,600	12,450
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	92,800	3,600
	Elang Mahkota Teknologi Tbk. PT	Media	129,600	3,564
	First Pacific Co. Ltd.	Food Products	16,000	8,055
a	GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	4,952,000	21,551
	Gudang Garam Tbk. PT	Tobacco	2,400	3,012
	Hanjaya Mandala Sampoerna Tbk. PT	Tobacco	46,400	2,517
	Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	13,600	8,213
	Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	7,200	3,973
	Indofood CBP Sukses Makmur Tbk. PT	Food Products	12,000	8,780
	Indofood Sukses Makmur Tbk. PT	Food Products	22,400	9,007
	Indosat Tbk. PT	Wireless Telecommunication Services	7,200	5,075
	Jasa Marga Persero Tbk. PT	Transportation Infrastructure	11,200	3,921
	Kalbe Farma Tbk. PT	Pharmaceuticals	97,600	9,080
	Mayora Indah Tbk. PT	Food Products	18,400	2,948
a	Merdeka Copper Gold Tbk. PT	Metals & Mining	64,800	9,318
	Perusahaan Gas Negara Tbk. PT	Gas Utilities	56,000	4,803
a	Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	8,800	2,753
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	96,800	5,251
	Semen Indonesia Persero Tbk. PT	Construction Materials	17,600	6,549
a	Smartfren Telecom Tbk. PT	Wireless Telecommunication Services	581,600	1,834
	Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	97,600	17,913
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	240,800	52,701
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	19,200	2,277
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	41,600	2,296
	Unilever Indonesia Tbk. PT	Household Products	30,400	5,177
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	8,000	12,198
	Vale Indonesia Tbk. PT	Metals & Mining	11,200	2,875
	XL Axiata Tbk. PT	Wireless Telecommunication Services	22,400	3,193

				773,901

	Italy 0.1%
	PRADA SpA	Textiles, Apparel & Luxury Goods	2,700	21,389

	Luxembourg 0.0%†
	L’Occitane International SA	Personal Care Products	2,000	8,088

	Macau 0.3%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	11,450	57,496
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	5,348
a	Sands China Ltd.	Hotels, Restaurants & Leisure	12,800	36,062
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	2,443
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	7,600	6,788

				108,137

	Malaysia 1.8%
	Alliance Bank Malaysia Bhd., Class A	Banks	5,600	4,354
	AMMB Holdings Bhd.	Banks	14,400	12,687
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	23,200	13,186
	CELCOMDIGI Bhd.	Wireless Telecommunication Services	20,800	18,502
	CIMB Group Holdings Bhd., Class A	Banks	40,800	56,463
	Dialog Group Bhd., Class A	Energy Equipment & Services	20,000	9,508
	FGV Holdings Bhd.	Food Products	2,400	700

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Malaysia (continued)
	Fraser & Neave Holdings Bhd.	Beverages	800	$4,969
	Gamuda Bhd.	Construction & Engineering	12,800	14,252
	Genting Bhd.	Hotels, Restaurants & Leisure	11,200	11,169
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	14,400	8,306
a	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	8,800	5,113
	Hong Leong Bank Bhd.	Banks	3,200	13,089
	Hong Leong Financial Group Bhd.	Banks	800	2,772
	IHH Healthcare Bhd.	Health Care Providers & Services	15,200	19,365
	IJM Corp. Bhd.	Construction & Engineering	18,400	9,408
	IOI Corp. Bhd.	Food Products	15,200	12,685
	Kuala Lumpur Kepong Bhd.	Food Products	3,200	15,077
	Malayan Banking Bhd.	Banks	38,400	78,293
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	5,600	11,714
	Maxis Bhd.	Wireless Telecommunication Services	15,200	10,823
	MISC Bhd.	Marine Transportation	10,400	16,810
b	MR DIY Group M Bhd.	Specialty Retail	20,800	6,592
	Nestle Malaysia Bhd.	Food Products	330	8,227
	Petronas Chemicals Group Bhd.	Chemicals	15,200	21,806
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,600	7,268
	Petronas Gas Bhd.	Gas Utilities	4,800	17,788
	PPB Group Bhd.	Food Products	3,200	10,547
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	18,400	18,116
	Public Bank Bhd.	Banks	73,600	65,467
	QL Resources Bhd.	Food Products	5,600	6,957
	RHB Bank Bhd.	Banks	9,600	11,440
	Sime Darby Bhd.	Industrial Conglomerates	20,000	10,987
	Sime Darby Plantation Bhd.	Food Products	18,400	16,911
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,600	7,111
	Tenaga Nasional Bhd.	Electric Utilities	19,200	45,596
a	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	27,200	4,598
	YTL Corp. Bhd.	Multi-Utilities	24,000	13,235
	YTL Power International Bhd.	Multi-Utilities	12,800	10,223

				632,114

	Pakistan 0.0%†
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,336	1,460

	Philippines 0.8%
	ACEN Corp.	Independent Power Producers & Energy Traders	47,200	3,232
	Ayala Corp., Class A	Industrial Conglomerates	1,680	19,126
	Ayala Land, Inc., Class A	Real Estate Management & Development	38,400	22,030
	Bank of the Philippine Islands, Class A	Banks	10,976	23,059
	BDO Unibank, Inc., Class A	Banks	12,240	33,640
a	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	22,400	4,399
a	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	12,800	2,268
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	21,600	4,365
	Globe Telecom, Inc.	Wireless Telecommunication Services	172	5,412
	GT Capital Holdings, Inc.	Industrial Conglomerates	480	6,011
	International Container Terminal Services, Inc.	Transportation Infrastructure	5,680	32,131
	JG Summit Holdings, Inc.	Industrial Conglomerates	15,200	9,842
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,176	9,778
	LT Group, Inc.	Industrial Conglomerates	15,200	2,701
	Manila Electric Co.	Electric Utilities	1,360	8,637
	Megaworld Corp.	Real Estate Management & Development	56,000	1,913
	Metropolitan Bank & Trust Co.	Banks	9,360	10,848
b	Monde Nissin Corp.	Food Products	37,600	7,304
	PLDT, Inc.	Wireless Telecommunication Services	480	11,698

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Philippines (continued)
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	5,260	$2,508
	San Miguel Corp.	Industrial Conglomerates	2,560	5,005
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	6,400	3,973
	SM Prime Holdings, Inc.	Real Estate Management & Development	55,500	32,284
	Universal Robina Corp.	Food Products	4,560	8,542

				270,706

	Singapore 3.3%
b	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,100	8,475
	CapitaLand Ascendas REIT, Class A	Industrial REITs	18,400	37,765
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	12,800	8,963
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	26,400	38,731
	CapitaLand Investment Ltd.	Real Estate Management & Development	12,800	25,418
	City Developments Ltd., Class H	Real Estate Management & Development	2,400	10,403
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	10,400	10,788
	DBS Group Holdings Ltd., Class A	Banks	9,300	248,280
d	Frasers Logistics & Commercial Trust	Industrial REITs	14,400	11,310
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	30,400	19,935
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	800	14,327
	Keppel DC REIT	Specialized REITs	6,400	8,204
	Keppel Ltd.	Industrial Conglomerates	7,200	39,158
	Keppel REIT	Office REITs	12,800	8,251
	Mapletree Industrial Trust	Industrial REITs	10,400	18,032
	Mapletree Logistics Trust	Industrial REITs	16,800	18,174
	Mapletree Pan Asia Commercial Trust	Retail REITs	12,000	11,381
d	Netlink NBN Trust	Diversified Telecommunication Services	15,200	9,630
	Olam Group Ltd.	Consumer Staples Distribution & Retail	5,600	4,647
	Oversea-Chinese Banking Corp. Ltd.	Banks	18,400	183,918
a	SATS Ltd.	Transportation Infrastructure	4,800	9,247
a	Seatrium Ltd.	Machinery	210,400	12,316
	Sembcorp Industries Ltd.	Multi-Utilities	4,800	19,206
	SIA Engineering Co. Ltd.	Transportation Infrastructure	800	1,340
	Singapore Airlines Ltd.	Passenger Airlines	7,200	34,143
	Singapore Exchange Ltd.	Capital Markets	4,000	27,297
	Singapore Post Ltd.	Air Freight & Logistics	8,000	2,490
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	8,000	23,829
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	39,200	73,486
	StarHub Ltd.	Wireless Telecommunication Services	3,200	2,798
	Suntec Real Estate Investment Trust	Diversified REITs	11,200	8,963
	United Overseas Bank Ltd.	Banks	6,400	138,992
	UOL Group Ltd.	Real Estate Management & Development	2,400	10,225
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,300	13,746
	Wilmar International Ltd.	Food Products	11,200	28,465
	Yangzijiang Financial Holding Ltd.	Capital Markets	13,600	3,225
a	Yanlord Land Group Ltd.	Real Estate Management & Development	3,200	1,150

				1,146,708

	South Korea 13.5%
a	Alteogen, Inc., Class A	Biotechnology	176	25,807
	Amorepacific Corp., Class H	Personal Care Products	152	13,707
	AMOREPACIFIC Group, Class A	Personal Care Products	128	2,529
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	40	3,497
	BNK Financial Group, Inc., Class H	Banks	1,432	8,265
a	Celltrion Pharm, Inc., Class A	Pharmaceuticals	109	8,509
	Celltrion, Inc., Class A	Biotechnology	864	122,709
	Cheil Worldwide, Inc., Class A	Media	360	5,022
	CJ CheilJedang Corp., Class A	Food Products	40	8,735

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	South Korea (continued)
a	CJ Corp., Class A	Industrial Conglomerates	64	$6,171
a	CJ ENM Co. Ltd., Class A	Entertainment	56	3,453
	CJ Logistics Corp., Class A	Air Freight & Logistics	40	3,414
a	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	112	13,311
	Coway Co. Ltd.	Household Durables	288	11,980
a	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	1,048	2,884
	DB Insurance Co. Ltd., Class A	Insurance	232	16,320
	DGB Financial Group, Inc., Class A	Banks	784	4,979
	DL E&C Co. Ltd., Class A	Construction & Engineering	168	4,511
	DL Holdings Co. Ltd., Class A	Chemicals	64	2,501
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	160	2,033
	Doosan Bobcat, Inc., Class A	Machinery	256	10,135
a	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	2,208	28,243
a	Ecopro BM Co. Ltd.	Electrical Equipment	240	48,847
a	Ecopro Co. Ltd.	Electrical Equipment	96	45,139
a	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	104	5,230
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	80	4,178
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	264	7,462
	Green Cross Corp.	Biotechnology	32	2,883
a	GS Engineering & Construction Corp.	Construction & Engineering	328	3,642
	GS Holdings Corp.	Industrial Conglomerates	232	8,315
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	200	3,016
	Hana Financial Group, Inc.	Banks	1,400	60,004
	Hanjin Kal Corp.	Passenger Airlines	160	7,071
	Hankook Tire & Technology Co. Ltd.	Automobile Components	384	15,460
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	40	9,894
	Hanmi Science Co. Ltd.	Pharmaceuticals	128	3,641
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	224	22,246
	Hanon Systems	Automobile Components	832	3,628
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	176	26,735
	Hanwha Corp.	Industrial Conglomerates	232	4,662
	Hanwha Life Insurance Co. Ltd.	Insurance	1,848	3,892
a	Hanwha Ocean Co. Ltd., Class A	Machinery	536	10,989
	Hanwha Solutions Corp.	Chemicals	536	11,287
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	216	11,536
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	96	8,414
	HD Hyundai Infracore Co. Ltd.	Machinery	720	4,508
a	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	224	19,700
	Hite Jinro Co. Ltd.	Beverages	160	2,424
	HL Mando Co. Ltd.	Automobile Components	168	4,156
a	HLB, Inc.	Health Care Equipment & Supplies	560	43,760
	HMM Co. Ltd.	Marine Transportation	1,520	17,749
	Hotel Shilla Co. Ltd.	Specialty Retail	160	7,131
	HYBE Co. Ltd.	Entertainment	104	17,768
	Hyundai Autoever Corp.	IT Services	32	3,423
	Hyundai Department Store Co. Ltd.	Broadline Retail	72	2,760
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	376	9,217
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	96	12,415
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	304	6,887
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	104	4,782
	Hyundai Mobis Co. Ltd.	Automobile Components	344	65,159
	Hyundai Motor Co.	Automobiles	712	123,228
	Hyundai Steel Co.	Metals & Mining	432	10,204
a	Hyundai Wia Corp.	Automobile Components	80	3,369
	Industrial Bank of Korea	Banks	1,408	14,119

158	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	South Korea (continued)
	Kakao Corp.	Interactive Media & Services	1,592	$63,503
a	Kakao Games Corp.	Entertainment	208	3,554
	KakaoBank Corp.	Banks	1,112	22,756
a	Kakaopay Corp.	Financial Services	112	3,203
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	552	6,679
	KB Financial Group, Inc.	Banks	1,984	102,424
	KCC Corp.	Chemicals	24	4,626
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	112	2,966
	Kia Corp.	Automobiles	1,264	103,467
	Korea Aerospace Industries Ltd.	Aerospace & Defense	360	13,772
	Korea Electric Power Corp.	Electric Utilities	1,320	21,571
a	Korea Gas Corp.	Gas Utilities	136	2,712
	Korea Investment Holdings Co. Ltd.	Capital Markets	200	9,894
	Korea Zinc Co. Ltd.	Metals & Mining	56	18,802
	Korean Air Lines Co. Ltd.	Passenger Airlines	960	15,474
a	Krafton, Inc.	Entertainment	152	27,888
	KT&G Corp.	Tobacco	520	36,115
a	Kum Yang Co. Ltd.	Chemicals	176	15,113
	Kumho Petrochemical Co. Ltd.	Chemicals	88	8,877
a	L&F Co. Ltd.	Electrical Equipment	128	16,553
	LG Chem Ltd.	Chemicals	245	79,892
	LG Corp.	Industrial Conglomerates	456	29,638
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,539	12,289
	LG Electronics, Inc.	Household Durables	560	39,559
a	LG Energy Solution Ltd.	Electrical Equipment	208	61,029
	LG H&H Co. Ltd.	Personal Care Products	49	13,831
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	72	10,520
	LG Uplus Corp.	Diversified Telecommunication Services	1,096	8,117
	Lotte Chemical Corp.	Chemicals	96	8,507
	Lotte Chilsung Beverage Co. Ltd.	Beverages	16	1,511
	Lotte Corp.	Industrial Conglomerates	136	2,743
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	104	3,785
	LOTTE Fine Chemical Co. Ltd.	Chemicals	80	2,784
	Lotte Shopping Co. Ltd.	Broadline Retail	56	3,003
	LS Corp.	Electrical Equipment	88	7,413
	Meritz Financial Group, Inc.	Financial Services	464	28,159
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,336	7,999
	NAVER Corp.	Interactive Media & Services	752	104,679
	NCSoft Corp.	Entertainment	80	11,814
a,b	Netmarble Corp.	Entertainment	112	5,166
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	704	6,118
	NongShim Co. Ltd.	Food Products	16	4,380
	OCI Holdings Co. Ltd.	Chemicals	80	5,509
	Orion Corp.	Food Products	112	7,571
	Ottogi Corp.	Food Products	8	2,350
	Pan Ocean Co. Ltd.	Marine Transportation	1,272	3,907
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	240	2,535
a	Pearl Abyss Corp.	Entertainment	168	3,744
	Posco DX Co. Ltd.	IT Services	272	9,880
	POSCO Future M Co. Ltd.	Electrical Equipment	144	32,463
	POSCO Holdings, Inc.	Metals & Mining	388	121,624
	Posco International Corp.	Trading Companies & Distributors	232	9,116
	S-1 Corp.	Commercial Services & Supplies	96	4,286
a,b	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	93	57,406
	Samsung C&T Corp.	Industrial Conglomerates	432	50,861
	Samsung Card Co. Ltd.	Consumer Finance	152	4,273
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	288	31,811

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	South Korea (continued)
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	24,740	$1,514,263
a	Samsung Engineering Co. Ltd.	Construction & Engineering	816	15,153
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	168	38,186
a	Samsung Heavy Industries Co. Ltd.	Machinery	3,392	21,568
	Samsung Life Insurance Co. Ltd.	Insurance	384	26,327
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	272	95,162
	Samsung SDS Co. Ltd.	IT Services	192	23,318
	Samsung Securities Co. Ltd.	Capital Markets	328	9,770
a	SD Biosensor, Inc.	Health Care Equipment & Supplies	208	1,823
	Seegene, Inc.	Biotechnology	136	2,430
	Shinhan Financial Group Co. Ltd.	Banks	2,576	88,019
	Shinsegae, Inc.	Broadline Retail	32	3,977
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	152	10,353
a	SK Bioscience Co. Ltd.	Biotechnology	128	5,828
	SK Chemicals Co. Ltd.	Chemicals	48	2,221
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,800	380,613
a,b	SK IE Technology Co. Ltd.	Electrical Equipment	136	7,395
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	312	26,884
	SK Networks Co. Ltd.	Trading Companies & Distributors	496	2,174
a	SK Square Co. Ltd.	Industrial Conglomerates	496	29,106
	SK, Inc.	Industrial Conglomerates	184	24,410
a	SKC Co. Ltd.	Chemicals	96	7,930
	S-Oil Corp.	Oil, Gas & Consumable Fuels	208	12,128
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	136	1,706
a	Wemade Co. Ltd.	Entertainment	88	3,935
	Woori Financial Group, Inc.	Banks	3,480	37,017
	Yuhan Corp.	Pharmaceuticals	293	16,693

				4,718,255

	Taiwan 19.5%
	Accton Technology Corp.	Communications Equipment	2,800	40,508
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	16,000	23,397
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	120	2,606
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	2,194	27,696
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	372	38,823
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,900	90,050
	Asia Cement Corp.	Construction Materials	12,890	16,634
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	20,473
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	200	14,967
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	126	13,110
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,760	50,461
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	32,000	17,898
	Capital Securities Corp., Class A	Capital Markets	8,000	4,787
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,450	23,608
	Cathay Financial Holding Co. Ltd., Class A	Insurance	48,101	73,121
	Chailease Holding Co. Ltd., Class A	Financial Services	7,688	41,319
	Chang Hwa Commercial Bank Ltd., Class A	Banks	32,000	18,298
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	10,000	15,623
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	20,810
	China Airlines Ltd., Class A	Passenger Airlines	16,000	9,749
a	China Development Financial Holding Corp., Class A	Insurance	80,000	34,871
	China Motor Corp., Class A	Automobiles	1,060	4,289
	China Steel Corp., Class A	Metals & Mining	64,000	47,795
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	19,320	76,064
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	16,000	18,098
	CTBC Financial Holding Co. Ltd., Class A	Banks	96,000	99,139
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	11,320	120,616

160	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Taiwan (continued)
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	4,000	$28,622
	E.Sun Financial Holding Co. Ltd., Class A	Banks	77,000	65,563
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	1,120	19,353
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,400	17,651
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	376	29,254
a	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	3,360	4,021
a	Eternal Materials Co. Ltd., Class H	Chemicals	5,600	5,486
	Eva Airways Corp., Class H	Passenger Airlines	14,000	13,977
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,520	29,667
	Far Eastern International Bank	Banks	8,000	3,600
	Far Eastern New Century Corp.	Industrial Conglomerates	15,000	15,584
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	8,000	20,373
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,640	13,240
	First Financial Holding Co. Ltd.	Banks	56,000	48,470
	Formosa Chemicals & Fibre Corp.	Chemicals	17,600	30,357
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	7,000	15,201
	Formosa Plastics Corp.	Chemicals	18,860	40,604
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	400	2,081
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	4,162
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	6,000	11,811
	Fubon Financial Holding Co. Ltd.	Insurance	40,600	88,422
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	520	8,059
	Giant Manufacturing Co. Ltd.	Leisure Products	1,792	12,179
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,660	26,265
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	400	15,561
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,080	19,573
	Hiwin Technologies Corp.	Machinery	1,185	10,201
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	62,000	290,593
	Hotai Motor Co. Ltd.	Specialty Retail	1,760	35,361
a	HTC Corp.	Technology Hardware, Storage & Peripherals	4,000	5,899
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	56,000	40,508
	Innolux Corp.	Electronic Equipment, Instruments & Components	40,000	18,810
	Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	22,385
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	532	40,644
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,200	35,346
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	7,760	289,756
	Mega Financial Holding Co. Ltd.	Banks	59,661	75,593
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	21,185
	momo.com, Inc.	Broadline Retail	325	3,930
	Nan Ya Plastics Corp.	Chemicals	27,000	47,245
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,040	6,516
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,330	13,390
	Nien Made Enterprise Co. Ltd.	Household Durables	880	9,665
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,040	57,374
	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,792	9,827
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	35,059
a	PharmaEssentia Corp.	Biotechnology	1,320	13,281
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	13,555
a	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	16,000	12,899
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	25,060
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,960	24,649
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	13,480	123,623
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,572	45,005
	Ruentex Development Co. Ltd.	Real Estate Management & Development	8,000	8,787
	Shanghai Commercial & Savings Bank Ltd.	Banks	19,146	28,925
a	Shin Kong Financial Holding Co. Ltd.	Insurance	72,000	18,156
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,060	20,509

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Taiwan (continued)
	SinoPac Financial Holdings Co. Ltd.	Banks	56,000	$37,883
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,800	16,764
	Taishin Financial Holding Co. Ltd.	Banks	64,000	35,996
	Taiwan Business Bank	Banks	32,000	16,148
	Taiwan Cement Corp.	Construction Materials	34,800	34,959
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	56,000	45,845
	Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	7,874
a	Taiwan Glass Industry Corp.	Building Products	8,000	4,300
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	7,524
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	9,140	29,416
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,360	5,184
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	124,820	3,038,255
a	Tatung Co. Ltd.	Electrical Equipment	11,000	19,420
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	10,893
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,360	3,786
	U-Ming Marine Transport Corp.	Marine Transportation	2,000	3,312
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	41,777
	Uni-President Enterprises Corp.	Food Products	24,900	60,298
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	61,000	99,495
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	13,358
	Voltronic Power Technology Corp.	Electrical Equipment	330	16,911
	Walsin Lihwa Corp.	Electrical Equipment	13,544	15,891
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,800	6,356
	Wan Hai Lines Ltd.	Marine Transportation	5,060	6,973
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	2,000	9,124
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	16,000	13,599
	Wistron Corp.	Technology Hardware, Storage & Peripherals	15,000	58,587
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	480	34,046
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	23,972
	Yageo Corp.	Electronic Equipment, Instruments & Components	2,160	39,888
	Yang Ming Marine Transport Corp.	Marine Transportation	9,000	12,486
	Yuanta Financial Holding Co. Ltd.	Financial Services	64,000	60,793
	Yulon Motor Co. Ltd.	Automobiles	3,457	7,356
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	11,717

				6,807,868

	Thailand 2.1%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,600	31,463
	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	22,400	40,211
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	36,800	4,135
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	4,000	3,015
	Bangkok Bank PCL, Class A, fgn.	Banks	1,600	6,095
	Bangkok Bank PCL, Class A, NVDR	Banks	1,600	6,095
	Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	57,600	44,991
	Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	41,600	9,235
	Bangkok Life Assurance PCL, Class A, NVDR	Insurance	2,400	1,151
	Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	46,400	7,058
	Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	5,600	3,745
	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	44,000	6,813
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	3,200	19,645
	Carabao Group PCL, Class A, NVDR	Beverages	1,600	2,774
	Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	16,000	27,626
	Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	14,400	14,109
	Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	20,800	10,546
	CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	31,200	46,816
	CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	8,000	6,852

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Thailand (continued)
	Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	14,400	$29,402
	Digital Telecommunications Infrastructure Fund, Class A, UNIT	Telecommunications	27,200	5,889
	Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,600	4,999
	Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	8,800	8,260
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	3,200	4,626
	Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	15,200	18,225
	Home Product Center PCL, NVDR	Specialty Retail	28,800	8,367
	Indorama Ventures PCL, NVDR	Chemicals	9,600	6,236
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,800	9,077
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	52,800	2,750
	Kasikornbank PCL, fgn.	Banks	6,800	23,109
	Kasikornbank PCL, NVDR	Banks	2,000	6,797
	Krung Thai Bank PCL, NVDR	Banks	32,000	14,909
	Krungthai Card PCL, NVDR	Consumer Finance	5,600	7,022
	Land & Houses PCL, NVDR	Real Estate Management & Development	42,400	8,599
	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	20,800	18,955
	Muangthai Capital PCL, NVDR	Consumer Finance	3,200	4,144
	Osotspa PCL, NVDR	Beverages	7,200	4,006
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,200	30,191
	PTT Global Chemical PCL, NVDR	Chemicals	10,400	10,902
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	14,400	7,064
	PTT PCL,NVDR	Oil, Gas & Consumable Fuels	74,400	69,328
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	6,400	4,867
	SCB X PCL, NVDR	Banks	8,800	27,494
	SCG Packaging PCL, NVDR	Containers & Packaging	6,400	4,999
	Siam Cement PCL, NVDR	Construction Materials	4,000	28,064
	Siam City Cement PCL, NVDR	Construction Materials	800	3,059
	Srisawad Corp. PCL, NVDR	Consumer Finance	3,200	3,705
	Thai Beverage PCL	Beverages	42,400	15,394
	Thai Life Insurance PCL, NVDR	Insurance	12,800	3,157
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,600	9,132
	Thai Union Group PCL, NVDR	Food Products	13,600	5,405
	TMBThanachart Bank PCL, NVDR	Banks	224,000	11,173
a	True Corp. PCL, NVDR	Diversified Telecommunication Services	54,400	11,331

				723,012

	United Kingdom 0.2%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	14,500	70,032

	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	400	11,673
a,b	Samsonite International SA	Textiles, Apparel & Luxury Goods	7,200	27,231

				38,904

	Total Common Stocks (Cost $33,997,260)			34,828,592

	Preferred Stocks 0.8%
	South Korea 0.8%
f	Amorepacific Corp., 2.538%, pfd.	Personal Care Products	56	1,499
f	Hanwha Corp., 5.351%, pfd.	Industrial Conglomerates	104	1,155
f	Hyundai Motor Co., 8.789%, pfd.	Automobiles	184	20,993
f	Hyundai Motor Co., 8.622%, pfd.	Automobiles	112	12,978
f	LG Chem Ltd., 1.197%, pfd.	Chemicals	40	8,810
f	LG Electronics, Inc., 1.887%, pfd.	Household Durables	88	2,945
f	Samsung Electronics Co. Ltd., 2.125%, pfd.	Technology Hardware, Storage & Peripherals	4,280	216,186

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SCHEDULE OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value

	Preferred Stocks (continued)
	South Korea (continued)
f	Samsung Fire & Marine Insurance Co. Ltd., 7.082%, pfd.	Insurance	16	$2,686
f	Samsung SDI Co. Ltd., 0.394%, pfd.	Electronic Equipment, Instruments & Components	8	1,584

	Total Preferred Stocks (Cost $211,030)			268,836

	Total Investments (Cost $34,208,290) 100.4%			35,097,428
	Other Assets, less Liabilities (0.4)%			(132,918)

	Net Assets 100.0%			$34,964,510

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $1,631,979, representing 4.7% of net assets.

cVariable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $106,483, representing 0.3% of net assets.

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	2	$42,130	6/21/24	$(73)

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Year Ended March 31,

	2024		2023	2022		2021		2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.76		$31.55	$29.12		$17.38		$24.63

Income from investment operations[a]:

Net investment income[b]	1.09		1.60	1.48		0.81		1.07

Net realized and unrealized gains (losses)	2.07		(4.84)	2.47		11.55		(7.18)

Total from investment operations	3.16		(3.24)	3.95		12.36		(6.11)

Less distributions from net investment income	(1.03)		(1.55)	(1.52)		(0.62)		(1.14)

Net asset value, end of year	$28.89		$26.76	$31.55		$29.12		$17.38

Total return[c]	12.03%		(9.90)%	13.93%		71.72%		(26.23)%

Ratios to average net assets

Total expenses	0.09%		0.09%	0.09%		0.09%		0.09%

Net investment income	4.08%		5.94%	4.93%		3.25%		4.28%

Supplemental data

Net assets, end of year (000’s)	$27,447		$29,437	$29,968		$23,295		$7,820

Portfolio turnover rate[d]	7.72%	[e]	5.88% [e]	15.26%	[e]	6.98%	[e]	8.16% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	7.72%	5.88%	15.26%	6.98%	8.16%

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Schedule of Investments, March 31, 2024

Franklin FTSE Australia ETF

		Industry	Shares	Value

	Common Stocks 98.6%
	Australia 95.3%
a	Adbri Ltd.	Construction Materials	9,101	$18,584
	AGL Energy Ltd.	Multi-Utilities	11,837	64,405
	ALS Ltd.	Professional Services	9,519	81,540
	Altium Ltd.	Software	2,337	99,438
a	Alumina Ltd.	Metals & Mining	49,837	46,169
	AMP Ltd.	Financial Services	54,169	41,348
	Ampol Ltd.	Oil, Gas & Consumable Fuels	4,712	122,319
	Ansell Ltd.	Health Care Equipment & Supplies	2,470	39,609
	ANZ Group Holdings Ltd.	Banks	59,451	1,140,303
	APA Group	Gas Utilities	25,365	139,170
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	12,844	360,315
	ASX Ltd.	Capital Markets	3,838	166,310
	Atlas Arteria Ltd.	Transportation Infrastructure	22,420	77,961
	Aurizon Holdings Ltd.	Ground Transportation	34,903	91,083
	Bank of Queensland Ltd.	Banks	12,825	52,880
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	34,580	41,398
	Bendigo & Adelaide Bank Ltd.	Banks	11,229	75,089
	BHP Group Ltd.	Metals & Mining	99,617	2,877,113
	BlueScope Steel Ltd.	Metals & Mining	8,778	136,583
a	Boral Ltd.	Construction Materials	6,669	26,627
	Brambles Ltd.	Commercial Services & Supplies	27,550	290,274
	CAR Group Ltd.	Interactive Media & Services	7,106	167,265
	Challenger Ltd.	Financial Services	8,873	41,158
	Charter Hall Group	Diversified REITs	9,348	83,856
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	44,099	78,255
	Cochlear Ltd.	Health Care Equipment & Supplies	1,273	280,312
	Coles Group Ltd.	Consumer Staples Distribution & Retail	25,707	284,105
	Commonwealth Bank of Australia	Banks	33,402	2,622,385
	Computershare Ltd.	Professional Services	11,818	201,310
	CSL Ltd.	Biotechnology	9,538	1,791,608
	CSR Ltd.	Construction Materials	9,500	54,665
	Deterra Royalties Ltd.	Metals & Mining	8,436	27,133
	Dexus	Office REITs	21,261	109,717
	Domain Holdings Australia Ltd.	Interactive Media & Services	4,940	10,571
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,254	35,498
	Downer EDI Ltd.	Commercial Services & Supplies	13,300	44,252
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	27,018	97,122
	Evolution Mining Ltd.	Metals & Mining	36,689	85,691
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,078	43,877
	Fortescue Ltd.	Metals & Mining	31,483	527,865
	Goodman Group	Industrial REITs	36,537	805,920
	GPT Group	Diversified REITs	37,867	112,899
	Harvey Norman Holdings Ltd.	Broadline Retail	11,780	39,579
	IDP Education Ltd.	Diversified Consumer Services	5,510	64,417
	IGO Ltd.	Metals & Mining	12,331	56,876
	Iluka Resources Ltd.	Metals & Mining	8,398	39,503
	Incitec Pivot Ltd.	Chemicals	38,190	72,005
	Insignia Financial Ltd.	Capital Markets	12,977	21,335
	Insurance Australia Group Ltd.	Insurance	47,538	198,488
	JB Hi-Fi Ltd.	Specialty Retail	2,166	90,792
	Lendlease Corp. Ltd.	Real Estate Management & Development	13,661	57,307
a	Liontown Resources Ltd.	Metals & Mining	30,552	23,321
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	43,928	147,592
a	Lynas Rare Earths Ltd.	Metals & Mining	18,335	68,062
	Macquarie Group Ltd.	Capital Markets	7,201	938,177
	Magellan Financial Group Ltd.	Capital Markets	2,717	17,531
	Medibank Pvt Ltd.	Insurance	54,454	133,577

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SCHEDULE OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Australia (continued)
	Metcash Ltd.	Consumer Staples Distribution & Retail	19,798	$50,502
	Mineral Resources Ltd.	Metals & Mining	3,382	156,369
	Mirvac Group	Diversified REITs	77,919	119,969
	National Australia Bank Ltd.	Banks	62,149	1,404,514
	New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	10,032	30,434
a	NEXTDC Ltd.	IT Services	10,127	117,536
	Northern Star Resources Ltd.	Metals & Mining	22,287	210,394
	Nufarm Ltd.	Chemicals	7,543	27,066
	Orica Ltd.	Chemicals	9,462	112,719
	Origin Energy Ltd.	Electric Utilities	33,953	203,789
	Orora Ltd.	Containers & Packaging	26,391	46,832
	Perpetual Ltd.	Capital Markets	2,204	36,077
	Pilbara Minerals Ltd.	Metals & Mining	56,791	141,903
	Pro Medicus Ltd.	Health Care Technology	1,007	68,160
a	Qantas Airways Ltd.	Passenger Airlines	16,796	59,719
	QBE Insurance Group Ltd.	Insurance	29,507	349,009
	Qube Holdings Ltd.	Transportation Infrastructure	33,174	73,802
	Ramsay Health Care Ltd.	Health Care Providers & Services	3,458	127,486
	REA Group Ltd.	Interactive Media & Services	988	119,549
	Reece Ltd.	Trading Companies & Distributors	4,218	77,326
	Region RE Ltd.	Retail REITs	23,009	35,876
	Rio Tinto Ltd.	Metals & Mining	7,353	584,095
	Santos Ltd.	Oil, Gas & Consumable Fuels	64,277	324,991
	Scentre Group	Retail REITs	102,828	227,418
	SEEK Ltd.	Interactive Media & Services	6,916	113,026
	Seven Group Holdings Ltd.	Trading Companies & Distributors	2,812	74,795
	Sonic Healthcare Ltd.	Health Care Providers & Services	9,424	180,819
	South32 Ltd.	Metals & Mining	90,478	177,084
a	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	50,616	18,988
	Steadfast Group Ltd.	Insurance	21,508	82,507
	Stockland	Diversified REITs	47,158	149,214
	Suncorp Group Ltd.	Insurance	25,023	267,404
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	44,384	21,862
	Telstra Group Ltd.	Diversified Telecommunication Services	80,180	201,914
	TPG Telecom Ltd.	Diversified Telecommunication Services	7,144	21,020
	Transurban Group	Transportation Infrastructure	60,952	529,671
	Treasury Wine Estates Ltd.	Beverages	16,074	130,559
	Vicinity Ltd.	Retail REITs	74,480	103,498
	Washington H Soul Pattinson & Co. Ltd.	Financial Services	4,807	105,404
	Wesfarmers Ltd.	Broadline Retail	22,401	999,626
	Westpac Banking Corp.	Banks	69,103	1,176,661
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	13,851	64,158
	WiseTech Global Ltd.	Software	3,192	195,647
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	37,411	744,412
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	24,092	521,353
	Worley Ltd.	Construction & Engineering	7,448	81,389
	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	6,422	21,954

				26,151,044

	Ireland 1.3%
a	James Hardie Industries PLC, CDI	Construction Materials	8,626	346,716

	New Zealand 0.9%
a	Xero Ltd.	Software	2,964	257,803

	United Kingdom 1.0%
	Amcor PLC, CDI	Containers & Packaging	28,671	270,100

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SCHEDULE OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
United States 0.1%
Sims Ltd.	Metals & Mining	3,173	$26,331

Total Common Stocks (Cost $24,935,839)			27,051,994

Total Investments (Cost $24,935,839) 98.6%			27,051,994
Other Assets, less Liabilities 1.4%			394,838

Net Assets 100.0%			$27,446,832

aNon-income producing.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	3	$389,042	6/20/24	$10,516

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330.

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Financial Highlights

Franklin FTSE Brazil ETF

	Year Ended March 31,

	2024		2023	2022		2021		2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$16.81		$23.56	$20.70		$14.46		$25.72

Income from investment operations[a]:

Net investment income[b]	1.46		2.06	1.84		0.46		1.07

Net realized and unrealized gains (losses)	3.14		(6.74)	2.55		6.31		(11.33)

Total from investment operations	4.60		(4.68)	4.39		6.77		(10.26)

Less distributions from net investment income	(1.85)		(2.07)	(1.53)		(0.53)		(1.00)

Net asset value, end of year	$19.56		$16.81	$23.56		$20.70		$14.46

Total return[c]	27.62%		(19.57)%	23.03%		46.83%		(41.69)%

Ratios to average net assets

Total expenses	0.19%		0.19%	0.19%		0.19%		0.23%

Net investment income	7.72%		10.93%	8.87%		2.43%		4.26%

Supplemental data

Net assets, end of year (000’s)	$162,382		$268,914	$527,820		$107,656		$102,700

Portfolio turnover rate[d]	42.28%	[e]	52.70% [e]	17.71%	[e]	21.01%	[e]	36.07% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	7.62%	13.82%	14.95%	9.31%	17.47%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Brazil ETF

		Industry	Shares	Value

	Common Stocks 70.4%
	Brazil 69.1%
	Allos SA	Real Estate Management & Development	182,600	$872,590
	Alupar Investimento SA, UNIT	Electric Utilities	41,500	253,367
	Ambev SA	Beverages	1,668,300	4,162,793
	Atacadao SA	Consumer Staples Distribution & Retail	207,500	565,018
	Auren Energia SA	Independent Power Producers & Energy Traders	132,843	315,816
	B3 SA - Brasil Bolsa Balcao	Capital Markets	2,149,700	5,149,265
	Banco Bradesco SA	Banks	572,700	1,457,622
	Banco BTG Pactual SA	Capital Markets	506,300	3,684,812
	Banco do Brasil SA	Banks	328,100	3,711,285
	Banco Santander Brasil SA	Banks	141,100	803,942
	BB Seguridade Participacoes SA	Insurance	257,300	1,671,624
	Bradespar SA	Metals & Mining	8,300	33,097
a	BRF SA	Food Products	249,000	811,835
	Caixa Seguridade Participacoes SA	Insurance	174,300	543,909
	CCR SA	Transportation Infrastructure	423,300	1,168,704
	Centrais Eletricas Brasileiras SA	Electric Utilities	506,300	4,217,860
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	130,300	2,204,835
	Cia Energetica de Minas Gerais	Electric Utilities	16,600	48,418
	Cia Siderurgica Nacional SA	Metals & Mining	240,700	754,960
	Cielo SA	Financial Services	439,900	474,565
	Companhia Paranaense de Energia	Electric Utilities	298,800	516,351
	Cosan SA	Oil, Gas & Consumable Fuels	456,500	1,477,420
	CPFL Energia SA	Electric Utilities	74,700	519,485
	CSN Mineracao SA	Metals & Mining	199,200	210,918
	Dexco SA	Paper & Forest Products	132,860	203,847
a	Diagnosticos da America SA	Health Care Providers & Services	107,900	132,139
a	Embraer SA	Aerospace & Defense	282,200	1,877,932
	Energisa SA	Electric Utilities	91,380	873,902
a	Eneva SA	Independent Power Producers & Energy Traders	215,800	549,680
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	66,400	534,060
	Equatorial Energia SA	Electric Utilities	337,300	2,193,388
b	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	157,700	652,784
a	Grupo Mateus SA	Consumer Staples Distribution & Retail	149,400	261,160
a,b	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	1,801,100	1,331,336
	Hypera SA	Pharmaceuticals	157,700	1,037,461
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	24,900	104,414
	Itau Unibanco Holding SA	Banks	174,300	1,042,551
	Klabin SA	Containers & Packaging	315,400	1,591,634
	Localiza Rent a Car SA	Ground Transportation	323,479	3,533,644
	Lojas Renner SA	Specialty Retail	365,230	1,238,946
	M Dias Branco SA	Food Products	49,800	379,851
a	Magazine Luiza SA	Broadline Retail	1,261,372	453,590
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	99,600	509,187
	Natura & Co. Holding SA	Personal Care Products	373,516	1,334,212
	Neoenergia SA	Electric Utilities	91,300	371,179
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,419,300	10,854,113
	Porto Seguro SA	Insurance	74,700	466,805
	PRIO SA	Oil, Gas & Consumable Fuels	257,300	2,505,379
	Raia Drogasil SA	Consumer Staples Distribution & Retail	423,344	2,314,816
b	Rede D’Or Sao Luiz SA	Health Care Providers & Services	295,002	1,491,644
	Rumo SA	Ground Transportation	481,400	2,140,816
	Sao Martinho SA	Food Products	66,400	411,621
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	514,600	1,512,274
	SLC Agricola SA	Food Products	74,480	294,316
	Smartfit Escola deGinastica e Danca SA	Hotels, Restaurants & Leisure	41,500	215,561

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SCHEDULE OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Brazil (continued)
	Suzano SA	Paper & Forest Products	269,700	$3,447,255
	Telefonica Brasil SA	Diversified Telecommunication Services	166,000	1,678,057
	TIM SA	Wireless Telecommunication Services	307,100	1,092,064
	TOTVS SA	Software	174,300	988,230
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	83,000	602,078
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	315,400	1,793,896
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	66,400	124,296
	Vale SA	Metals & Mining	1,452,540	17,652,008
	Vamos Locacao de Caminhoes Maquinas e
	Equipamentos SA	Ground Transportation	141,100	235,376
	Vibra Energia SA	Specialty Retail	431,600	2,156,469
	WEG SA	Electrical Equipment	569,400	4,345,393

				112,159,855

	United States 1.3%
	JBS SA	Food Products	514,600	2,210,327

	Total Common Stocks (Cost $93,244,318)			114,370,182

	Preferred Stocks 28.5%
	Brazil 28.5%
a	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	91,300	173,825
c	Banco Bradesco SA, 7.809%, pfd.	Banks	1,983,700	5,651,239
c	Bradespar SA, 13.817%, pfd.	Metals & Mining	91,300	375,556
a	Braskem SA, Class A, pfd.	Chemicals	74,700	393,979
c	Centrais Eletricas Brasileiras SA, Class B, 3.204%, pfd.	Electric Utilities	107,900	1,005,160
c	Cia Energetica de Minas Gerais, 10.139%, pfd.	Electric Utilities	481,400	1,207,936
c	Companhia Paranaense de Energia, Class B, 2.952%, pfd.	Electric Utilities	506,300	973,041
c	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.546%, pfd.	Electric Utilities	74,700	370,400
c	Gerdau SA, 6.802%, pfd.	Metals & Mining	415,000	1,840,557
c	Itau Unibanco Holding SA, 6.817%, pfd.	Banks	1,850,900	12,808,817
c	Itausa SA, 8.361%, pfd.	Banks	2,072,967	4,348,404
c	Metalurgica Gerdau SA, 14.966%, pfd.	Metals & Mining	249,000	511,874
c	Petroleo Brasileiro SA, 7.947%, pfd.	Oil, Gas & Consumable Fuels	2,149,700	16,044,749
c	Unipar Carbocloro SA, Class B, 7.443%, pfd.	Chemicals	16,640	221,665
c	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.287%, pfd.	Metals & Mining	182,600	365,160

	Total Preferred Stocks (Cost $35,898,738)			46,292,362

	Total Investments (Cost $129,143,056) 98.9%			160,662,544
	Other Assets, less Liabilities 1.1%			1,719,344

	Net Assets 100.0%			$162,381,888

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $3,475,764, representing 2.1% of net assets. cVariable rate security. The rate shown represents the yield at period end.

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SCHEDULE OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	70	$1,801,117	4/17/24	$(6,470)

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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Financial Highlights

Franklin FTSE Canada ETF

	Year Ended March 31,

	2024		2023	2022		2021		2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.76		$36.07	$30.20		$19.50		$24.13

Income from investment operations[a]:

Net investment income[b]	0.90		0.92	0.80		0.75		0.69

Net realized and unrealized gains (losses)	3.90		(5.58)	5.77		10.63		(4.72)

Total from investment operations	4.80		(4.66)	6.57		11.38		(4.03)

Less distributions from net investment income	(0.83)		(0.65)	(0.70)		(0.68)		(0.60)

Net asset value, end of year	$34.73		$30.76	$36.07		$30.20		$19.50

Total return[c]	15.86%		(12.82)%	21.95%		59.10%		(17.25)%

Ratios to average net assets

Total expenses	0.09%		0.09%	0.09%		0.09%		0.09%

Net investment income	2.84%		3.00%	2.37%		2.88%		2.73%

Supplemental data

Net assets, end of year (000’s)	$409,827		$279,927	$43,289		$24,160		$4,876

Portfolio turnover rate[d]	4.77%	[e]	5.27% [e]	5.63%	[e]	3.14%	[e]	4.57% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	4.77%	5.27%	5.63%	3.14%	4.57%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Canada ETF

		Industry	Shares	Value

	Common Stocks 99.6%
	Canada 97.1%
	Agnico Eagle Mines Ltd.	Metals & Mining	106,672	$6,366,819
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	172,044	9,828,725
	Bank of Montreal	Banks	168,268	16,444,443
	Bank of Nova Scotia	Banks	281,312	14,566,068
	Barrick Gold Corp.	Metals & Mining	409,460	6,817,021
	BCE, Inc.	Diversified Telecommunication Services	70,800	2,408,220
	Brookfield Asset Management Ltd., Class A	Capital Markets	63,012	2,649,461
	Brookfield Corp.	Capital Markets	350,224	14,668,905
	Cameco Corp.	Oil, Gas & Consumable Fuels	100,772	4,366,725
	Canadian Imperial Bank of Commerce, Class A	Banks	210,748	10,694,303
	Canadian National Railway Co.	Ground Transportation	133,340	17,575,360
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	249,452	19,047,386
	Canadian Pacific Kansas City Ltd.	Ground Transportation	216,648	19,120,097
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	304,204	6,087,452
a	CGI, Inc., Class A	IT Services	47,672	5,264,440
	Constellation Software, Inc.	Software	4,625	12,645,483
	Dollarama, Inc.	Broadline Retail	62,540	4,768,892
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	493,004	17,833,028
	Fairfax Financial Holdings Ltd.	Insurance	5,045	5,443,343
	Fortis, Inc.	Electric Utilities	113,044	4,470,804
	Franco-Nevada Corp.	Metals & Mining	44,368	5,291,702
	George Weston Ltd.	Consumer Staples Distribution & Retail	15,340	2,074,542
	Great-West Lifeco, Inc.	Insurance	63,248	2,024,684
b	Hydro One Ltd.	Electric Utilities	73,632	2,149,244
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	37,996	2,623,289
	Intact Financial Corp.	Insurance	41,536	6,753,801
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	34,220	3,795,619
	Magna International, Inc.	Automobile Components	62,068	3,384,443
	Manulife Financial Corp.	Insurance	424,328	10,607,808
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	48,380	2,599,811
	National Bank of Canada	Banks	78,352	6,603,975
	Nutrien Ltd.	Chemicals	115,404	6,275,692
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	128,148	4,527,438
	Power Corp. of Canada	Insurance	121,540	3,411,113
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	71,744	5,702,939
	Royal Bank of Canada	Banks	327,332	33,046,442
	Saputo, Inc.	Food Products	57,112	1,124,726
a	Shopify, Inc., Class A	IT Services	269,276	20,793,898
	Sun Life Financial, Inc.	Insurance	136,644	7,463,039
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	303,260	11,202,636
	TC Energy Corp.	Oil, Gas & Consumable Fuels	240,012	9,655,461
	Teck Resources Ltd., Class B	Metals & Mining	105,728	4,843,995
	TELUS Corp.	Diversified Telecommunication Services	113,044	1,810,208
	Thomson Reuters Corp.	Professional Services	36,108	5,624,656
	Toronto-Dominion Bank	Banks	413,944	25,006,408
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	74,576	3,490,041
	Wheaton Precious Metals Corp.	Metals & Mining	105,256	4,962,374

				397,916,959

	United States 2.5%
	Waste Connections, Inc.	Commercial Services & Supplies	59,944	10,315,285

	Total Common Stocks (Cost $383,768,669)			408,232,244

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Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value

	Warrant 0.0%†
	Canada 0.0%†
a,c	Constellation Software, Inc.	Software	3,981	$—

	Total Warrants (Cost $0)			—

	Total Investments before Short-Term Investments (Cost $383,768,669)			408,232,244

	Short-Term Investments 0.2%
	Time Deposits 0.2%
	Canada 0.2%
	Royal Bank of Canada, 4.90%, 4/01/2024	Banks	873,000	645,114

	Total Short-Term Investments (Cost $645,114)			645,114

	Total Investments (Cost $384,413,783) 99.8%			408,877,358
	Other Assets, less Liabilities 0.2%			950,053

	Net Assets 100.0%			$409,827,411

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $2,149,244, representing 0.5% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	6	$1,189,492	6/20/24	$20,348

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Year Ended March 31,

	2024	2023	2022	2021		2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.70	$21.43	$31.78	$22.19		$24.01

Income from investment operations[a]:

Net investment income[b]	0.37	0.54	0.49	0.32		0.45

Net realized and unrealized gains (losses)	(3.81)	(1.77)	(10.47)	9.56		(1.78)

Total from investment operations	(3.44)	(1.23)	(9.98)	9.88		(1.33)

Less distributions from net investment income	(0.56)	(0.50)	(0.37)	(0.29)		(0.49)

Net asset value, end of year	$15.70	$19.70	$21.43	$31.78		$22.19

Total return[c]	(17.65)%	(5.68)%	(31.63)%	44.67%		(5.64)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%		0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%		0.19%

Net investment income	2.20%	2.82%	1.80%	1.06%		1.94%

Supplemental data

Net assets, end of year (000’s)	$113,068	$114,234	$111,454	$120,782		$48,807

Portfolio turnover rate[d]	9.59% [e]	9.69% [e]	12.78% [e]	15.97%	[e]	32.47% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	8.93%	9.69%	12.00%	15.31%	32.47%

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Schedule of Investments, March 31, 2024

Franklin FTSE China ETF

		Industry	Shares	Value

	Common Stocks 99.9%
	China 96.8%
a	360 Security Technology, Inc., Class A	Software	28,800	$34,590
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	7,200	17,265
	3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	544	7,673
b	3SBio, Inc., Class A	Biotechnology	108,000	82,520
	Addsino Co. Ltd., Class A	Communications Equipment	7,200	7,448
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	3,600	74,029
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	7,200	18,366
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	10,800	50,516
	Agricultural Bank of China Ltd., Class A	Banks	392,400	228,617
	Agricultural Bank of China Ltd., Class H	Banks	1,800,000	758,965
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	38,084	67,142
a	Air China Ltd., Class A	Passenger Airlines	39,600	39,816
a	Air China Ltd., Class H	Passenger Airlines	96,000	46,611
a,b	Akeso, Inc.	Biotechnology	30,600	182,393
c	Alibaba Group Holding Ltd., Class A	Broadline Retail	1,000,641	8,981,726
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	54,000	55,038
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	216,000	137,166
	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,014	13,198
	Angang Steel Co. Ltd., Class A	Metals & Mining	28,800	9,560
	Angang Steel Co. Ltd., Class H	Metals & Mining	90,000	14,949
	Angel Yeast Co. Ltd., Class A	Food Products	3,600	14,250
b	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	23,060
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	8,316	11,133
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	18,000	55,237
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	70,130	145,879
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	18,000	19,940
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	64,459
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	7,200	101,913
a	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	10,800	24,529
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	7,200	11,384
	Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	12,522
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	74,300	789,855
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	12,446
	Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	14,221
c	Autohome, Inc., ADR	Interactive Media & Services	3,564	93,448
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	11,503
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	39,600	16,472
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	144,000	56,669
	Avicopter PLC, Class A	Aerospace & Defense	3,600	20,384
a	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	36,000	37,386
b	BAIC Motor Corp. Ltd., Class H	Automobiles	144,000	39,374
a,c	Baidu, Inc., Class A	Interactive Media & Services	131,400	1,724,253
	Bank of Beijing Co. Ltd., Class A	Banks	90,000	70,161
	Bank of Changsha Co. Ltd., Class A	Banks	18,000	19,214
	Bank of Chengdu Co. Ltd., Class A	Banks	7,200	13,487
	Bank of China Ltd., Class A	Banks	187,200	113,448
	Bank of China Ltd., Class H	Banks	4,896,000	2,020,594
	Bank of Communications Co. Ltd., Class A	Banks	162,000	141,463

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Bank of Communications Co. Ltd., Class H	Banks	432,000	$283,715
	Bank of Guiyang Co. Ltd., Class A	Banks	18,000	13,363
	Bank of Hangzhou Co. Ltd., Class A	Banks	25,200	38,561
	Bank of Jiangsu Co. Ltd., Class A	Banks	75,600	82,260
	Bank of Nanjing Co. Ltd., Class A	Banks	46,800	57,755
	Bank of Ningbo Co. Ltd., Class A	Banks	28,820	81,890
	Bank of Qingdao Co. Ltd., Class A	Banks	21,600	9,609
	Bank of Shanghai Co. Ltd., Class A	Banks	61,200	56,645
a	Bank of Zhengzhou Co. Ltd., Class A	Banks	29,778	7,998
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	82,800	75,725
	BBMG Corp., Class A	Construction Materials	43,200	11,067
	BBMG Corp., Class H	Construction Materials	144,000	11,407
a	BeiGene Ltd.	Biotechnology	37,200	452,021
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	36,000	13,784
a	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	72,000	21,803
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	18,000	12,272
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	3,600	19,442
a	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	3,600	12,014
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	14,400	21,182
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	27,500	79,762
a	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	10,800	8,390
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	72,000	16,007
	Beijing Kingsoft Office Software, Inc., Class A	Software	2,057	82,445
	Beijing New Building Materials PLC, Class A	Building Products	7,200	28,134
a	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	Software	7,200	8,171
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	18,035	12,271
	Beijing Roborock Technology Co. Ltd., Class A	Household Durables	1,000	47,183
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	13,424	12,961
a	Beijing Shougang Co. Ltd., Class A	Metals & Mining	36,000	15,867
a	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	3,600	8,816
a	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	7,400	9,672
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	7,200	26,805
	Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	7,200	40,649
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	7,200	9,292
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	7,721
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	3,621	33,734
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	14,400	18,227
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,736
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,960	5,116
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	144,000	99,565
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	1,600	12,297

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a,c	Bilibili, Inc., Class Z	Entertainment	14,400	$162,464
	Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,333	10,313
b	Blue Moon Group Holdings Ltd.	Household Products	54,000	13,799
a	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	10,800	10,621
	BOC International China Co. Ltd., Class A	Capital Markets	3,600	4,993
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	158,400	88,577
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	43,200	13,689
	Bright Dairy & Food Co. Ltd., Class A	Food Products	7,200	9,084
a	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,600	7,071
	BYD Co. Ltd., Class A	Automobiles	7,700	215,355
	BYD Co. Ltd., Class H	Automobiles	57,132	1,471,652
	BYD Electronic International Co. Ltd.	Communications Equipment	44,500	164,037
	By-health Co. Ltd., Class A	Personal Care Products	7,200	16,670
	C&D International Investment Group Ltd.	Real Estate Management & Development	36,000	62,833
	C&S Paper Co. Ltd., Class A	Household Products	7,200	8,380
	Caida Securities Co. Ltd., Class A	Capital Markets	7,200	7,011
	Caitong Securities Co. Ltd., Class A	Capital Markets	21,660	22,196
a	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,900	45,393
	Canmax Technologies Co. Ltd., Class A	Chemicals	4,470	12,209
a,b	CanSino Biologics, Inc., Class H	Biotechnology	5,600	11,391
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,000	13,016
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	32,680	13,233
	Central China Securities Co. Ltd., Class A	Capital Markets	14,400	7,219
d	Central China Securities Co. Ltd., Class H	Capital Markets	72,000	9,660
	CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	9,590
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,400	18,029
b	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	684,000	202,759
	Changchun High & New Technology Industry Group, Inc., Class A	Pharmaceuticals	1,800	29,798
	Changjiang Securities Co. Ltd., Class A	Capital Markets	25,200	17,806
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,000	19,291
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,800	36,727
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	14,400	12,753
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	3,600	9,560
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	10,800	15,768
a,b	China Bohai Bank Co. Ltd., Class H	Banks	180,000	23,459
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	540,000	44,848
	China CITIC Bank Corp. Ltd., Class A	Banks	43,200	37,129
	China CITIC Bank Corp. Ltd., Class H	Banks	540,000	287,717
a,b	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	900,000	33,923
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	21,600	34,034
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	124,000	120,729
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	144,000	67,157
	China Conch Venture Holdings Ltd.	Construction & Engineering	90,000	62,557
	China Construction Bank Corp., Class A	Banks	43,200	40,877
	China Construction Bank Corp., Class H	Banks	5,508,000	3,321,782
	China CSSC Holdings Ltd., Class A	Machinery	18,000	91,730
a	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	72,000	36,097
a	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	72,000	17,939
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	140,400	40,996

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	288,000	$26,127
	China Everbright Bank Co. Ltd., Class A	Banks	201,600	86,633
	China Everbright Bank Co. Ltd., Class H	Banks	180,000	51,748
b	China Feihe Ltd.	Food Products	216,000	101,563
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	28,800	47,521
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	216,000	105,979
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	14,400	14,756
	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	14,400	19,576
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	7,200	9,421
	China Hongqiao Group Ltd.	Metals & Mining	126,000	141,673
	China International Capital Corp. Ltd., Class A	Capital Markets	3,600	15,971
b	China International Capital Corp. Ltd., Class H	Capital Markets	86,400	102,446
	China International Marine Containers Group Co. Ltd., Class A	Machinery	11,250	14,829
	China International Marine Containers Group Co. Ltd., Class H	Machinery	43,200	36,872
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	360,000	25,759
	China Jushi Co. Ltd., Class A	Construction Materials	15,687	23,292
	China Lesso Group Holdings Ltd.	Building Products	36,000	17,065
	China Life Insurance Co. Ltd., Class H	Insurance	437,290	524,651
a,b,c	China Literature Ltd., Class A	Media	21,600	72,171
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	180,000	126,034
	China Medical System Holdings Ltd.	Pharmaceuticals	72,000	75,620
	China Meheco Co. Ltd., Class A	Health Care Providers & Services	7,240	10,979
	China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	8,489
	China Merchants Bank Co. Ltd., Class A	Banks	86,400	383,185
	China Merchants Bank Co. Ltd., Class H	Banks	223,500	883,839
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	36,000	39,469
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	32,400	50,427
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	75,020	90,007
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	3,600	5,003
	China Merchants Securities Co. Ltd., Class A	Capital Markets	32,400	62,297
b	China Merchants Securities Co. Ltd., Class H	Capital Markets	21,600	16,504
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	36,000	46,857
	China Minsheng Banking Corp. Ltd., Class A	Banks	151,200	84,342
	China Minsheng Banking Corp. Ltd., Class H	Banks	378,000	130,887
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,470	8,493
	China National Building Material Co. Ltd., Class H	Construction Materials	288,000	98,987
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	28,800	26,775
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	75,600	95,692
	China National Software & Service Co. Ltd., Class A	Software	4,470	19,086
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	14,400	38,418
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	7,200	18,862
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	106,000	121,894

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SCHEDULE OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	234,000	$336,658
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	28,800	91,235
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	151,200	264,672
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	144,000	126,737
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,440,000	816,922
	China Railway Group Ltd., Class A	Construction & Engineering	90,000	86,896
	China Railway Group Ltd., Class H	Construction & Engineering	252,000	124,608
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	31,176	24,175
b	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	108,000	41,122
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	7,200	27,311
	China Reinsurance Group Corp., Class H	Insurance	432,000	28,703
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	144,000	21,895
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,600	10,249
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,653	24,968
b	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	36,000	113,845
b	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	90,000	57,497
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	116,300	271,341
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,800	34,306
a,c	China Ruyi Holdings Ltd.	Entertainment	288,000	73,229
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	28,800	155,059
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	196,651	772,639
	China South Publishing & Media Group Co. Ltd., Class A	Media	7,200	12,525
a	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	54,000	41,576
a	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	92,000	33,032
	China Southern Power Grid Energy
	Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	14,400	9,956
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	180,000	129,910
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	108,000	40,846
	China Taiping Insurance Holdings Co. Ltd.	Insurance	86,400	75,620
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	104,400	67,439
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	8,500	100,004
b	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	7,200	71,757
b	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,736,000	314,625
a	China TransInfo Technology Co. Ltd., Class A	IT Services	3,600	5,221
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	115,200	74,098
	China Vanke Co. Ltd., Class A	Real Estate Management & Development	43,200	53,551
	China Vanke Co. Ltd., Class H	Real Estate Management & Development	129,600	89,751
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	3,600	11,994
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	104,400	358,478
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	26,964
	China Zheshang Bank Co. Ltd., Class A	Banks	46,800	19,273

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Chinalin Securities Co. Ltd., Class A	Capital Markets	3,600	$5,796
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	7,200	15,153
	Chongqing Brewery Co. Ltd., Class A	Beverages	3,600	31,967
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	37,144	85,948
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	94,172	50,296
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,470	8,312
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	21,600	13,864
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	144,000	59,613
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	10,800	8,464
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	10,800	66,849
	CITIC Ltd., Class B	Industrial Conglomerates	360,000	345,904
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	22,480	46,753
	CITIC Securities Co. Ltd., Class A	Capital Markets	50,400	133,282
	CITIC Securities Co. Ltd., Class H	Capital Markets	97,200	160,211
	CMOC Group Ltd., Class A	Metals & Mining	39,600	45,379
	CMOC Group Ltd., Class H	Metals & Mining	237,000	201,375
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	10,800	7,185
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	3,600	26,453
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	25,200	12,287
	CNPC Capital Co. Ltd., Class A	Banks	21,600	17,047
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	18,000	471,445
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	50,400	16,174
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	216,000	21,527
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	14,400	33,380
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	76,000	78,753
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	55,980	79,802
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	180,000	189,281
a	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	792,000	49,080
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	125,100	80,081
	CRRC Corp. Ltd., Class A	Machinery	104,400	98,067
	CRRC Corp. Ltd., Class H	Machinery	252,000	135,878
	CSC Financial Co. Ltd., Class A	Capital Markets	21,600	65,243
b	CSC Financial Co. Ltd., Class H	Capital Markets	54,000	40,915
	CSG Holding Co. Ltd., Class A	Construction Materials	7,200	5,424
	CSG Holding Co. Ltd., Class B	Construction Materials	75,600	22,507
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	36,692
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	504,000	396,042
	Daan Gene Co. Ltd., Class A	Biotechnology	4,840	5,553
a,c	Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	4,680	9,594
	Daqin Railway Co. Ltd., Class A	Ground Transportation	64,800	65,689
a	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	3,240	91,206

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,400	$13,075
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	144,000	25,207
	DHC Software Co. Ltd., Class A	IT Services	21,600	16,660
	Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,600	8,667
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,760	9,297
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	3,600	30,504
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	10,800	23,428
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	21,600	22,576
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	167,500	69,984
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	3,600	12,738
	Dongxing Securities Co. Ltd., Class A	Capital Markets	14,400	15,847
a,b,c	East Buy Holding Ltd.	Diversified Consumer Services	24,000	63,784
	East Group Co. Ltd., Class A	Electrical Equipment	10,800	8,925
	East Money Information Co. Ltd., Class A	Capital Markets	68,476	121,571
	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	7,200	17,047
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	700	18,003
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	10,799
	ENN Energy Holdings Ltd.	Gas Utilities	46,800	360,577
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	14,400	38,398
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	33,221
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	14,400	7,537
	Eve Energy Co. Ltd., Class A	Electrical Equipment	8,200	44,228
	Everbright Securities Co. Ltd., Class A	Capital Markets	18,000	40,535
b	Everbright Securities Co. Ltd., Class H	Capital Markets	14,400	9,494
a	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	18,000	11,975
a	FAW Jiefang Group Co. Ltd.	Machinery	10,800	13,551
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	7,200	17,781
	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	14,400	6,168
	First Capital Securities Co. Ltd., Class A	Capital Markets	21,600	16,035
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,200	28,253
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	29,000	70,476
	Focus Media Information Technology Co. Ltd., Class A	Media	61,200	54,959
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	20,373	110,586
	Fosun International Ltd.	Industrial Conglomerates	126,000	65,685
	Founder Securities Co. Ltd., Class A	Capital Markets	54,000	60,840
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	54,000	169,354
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,940	12,966
	Fujian Sunner Development Co. Ltd., Class A	Food Products	7,200	16,254
a,c	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	39,636	288,154
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	10,800	64,350
b	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	35,000	176,197
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	14,400	33,122
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	7,460	37,360
b	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	24,260	74,239
	G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	7,883
a	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	28,800	9,996
	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,224,000	200,183
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	79,200	55,088
a,c	GDS Holdings Ltd., Class A	IT Services	39,600	32,231

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	GEM Co. Ltd., Class A	Metals & Mining	25,200	$21,797
	Gemdale Corp., Class A	Real Estate Management & Development	21,600	11,216
a	Genscript Biotech Corp.	Life Sciences Tools & Services	61,207	113,398
	GF Securities Co. Ltd., Class A	Capital Markets	25,200	46,336
	GF Securities Co. Ltd., Class H	Capital Markets	64,800	66,982
a,b	Giant Biogene Holding Co. Ltd.	Personal Care Products	21,600	117,433
	Giant Network Group Co. Ltd., Class A	Entertainment	14,400	23,701
	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	3,648	36,111
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	2,350	19,278
	Glarun Technology Co. Ltd., Class A	Communications Equipment	7,200	14,340
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	14,400	31,694
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	14,400	14,935
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	36,000	13,339
	Goneo Group Co. Ltd., Class A	Electrical Equipment	3,000	42,663
	GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	509	7,048
a	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	7,200	20,082
a	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	21,600	7,884
	Great Wall Motor Co. Ltd., Class A	Automobiles	14,400	45,300
	Great Wall Motor Co. Ltd., Class H	Automobiles	144,000	160,073
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	18,000	97,457
a	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	72,000	19,040
	Greentown China Holdings Ltd.	Real Estate Management & Development	54,000	43,054
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	10,800	18,059
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,800	7,497
a	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,800	7,690
a	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	50,400	13,845
a	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	3,600	5,786
	Guangdong Haid Group Co. Ltd., Class A	Food Products	7,400	44,948
a	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	14,400	17,434
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	3,600	8,231
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	28,800	29,512
a	Guangshen Railway Co. Ltd., Class A	Ground Transportation	28,800	11,741
a	Guangshen Railway Co. Ltd., Class H	Ground Transportation	72,000	16,283
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,000	14,553
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	7,200	8,290
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	14,400	17,454
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	190,000	77,928
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	7,200	28,610
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	12,600	30,975
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	10,800	16,586
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,600	27,896
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	3,332

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	8,860	$27,128
	Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	4,405
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	10,800	8,300
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	7,200	7,735
a	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	7,378
a	Guolian Securities Co. Ltd., Class A	Capital Markets	10,800	16,824
	Guosen Securities Co. Ltd., Class A	Capital Markets	21,600	24,931
a	Guosheng Financial Holding, Inc., Class A	Capital Markets	10,800	13,923
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	32,400	61,896
b	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	43,200	47,359
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	21,600	19,457
c	H World Group Ltd.	Hotels, Restaurants & Leisure	125,640	486,414
b,c	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	94,500	213,235
	Haier Smart Home Co. Ltd., Class A	Household Durables	28,800	98,970
	Haier Smart Home Co. Ltd., Class H	Household Durables	136,800	425,618
a	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	190,800	36,003
a	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	61,200	29,671
	Haitian International Holdings Ltd.	Machinery	36,000	104,645
	Haitong Securities Co. Ltd., Class A	Capital Markets	39,600	47,452
	Haitong Securities Co. Ltd., Class H	Capital Markets	201,600	96,338
	Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	7,200	25,020
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	14,400	13,189
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	16,660
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,116	16,106
	Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	10,770
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	3,600	14,360
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	3,600	11,860
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,200	19,308
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	3,600	26,354
b	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	7,200	27,231
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	3,600	9,272
b	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	59,500	117,686
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	3,600	16,388
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	3,600	8,122
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,380	11,673
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	7,200	12,208
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	10,800	29,602
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	14,400	52,063
	Hengan International Group Co. Ltd.	Personal Care Products	42,250	133,070

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	$14,389
a	Hengli Petrochemical Co. Ltd., Class A	Chemicals	14,400	27,668
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	10,800	18,371
a	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	14,400	12,971
	Hesteel Co. Ltd., Class A	Metals & Mining	50,400	14,786
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	22,000	68,447
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	45,094
a	Hopson Development Holdings Ltd.	Real Estate Management & Development	64,850	29,415
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	3,600	24,420
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,660	12,149
a,b	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	36,000	70,193
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	32,400	30,658
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	72,000	38,546
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	7,200	30,742
	Huafon Chemical Co. Ltd., Class A	Chemicals	18,000	16,660
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	16,759
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	10,800	24,723
	Hualan Biological Engineering, Inc., Class A	Biotechnology	7,860	21,836
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	28,800	38,001
a	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	32,400	41,859
a	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	248,000	146,079
	Huapont Life Sciences Co. Ltd., Class A	Chemicals	7,200	4,284
	Huatai Securities Co. Ltd., Class A	Capital Markets	32,400	62,654
b	Huatai Securities Co. Ltd., Class H	Capital Markets	79,200	90,469
	Huaxi Securities Co. Ltd., Class A	Capital Markets	10,800	10,993
	Huaxia Bank Co. Ltd., Class A	Banks	68,400	61,048
	Huaxin Cement Co. Ltd., Class A	Construction Materials	7,200	13,546
	Huaxin Cement Co. Ltd., Class H	Construction Materials	19,200	16,780
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	14,400	33,142
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	18,000	6,124
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,400	23,339
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	7,200	18,148
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	39,443
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	7,200	19,249
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	3,600	6,788
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	28,800	20,984
	Hundsun Technologies, Inc., Class A	Software	8,306	25,809
b,c	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	21,600	88,040
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	38,309
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	7,308	43,181
	Iflytek Co. Ltd., Class A	Software	10,800	72,472
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	800	38,062
	Industrial & Commercial Bank of China Ltd., Class A	Banks	320,400	233,005
	Industrial & Commercial Bank of China Ltd., Class H	Banks	4,644,000	2,337,888
	Industrial Bank Co. Ltd., Class A	Banks	86,400	187,785
	Industrial Securities Co. Ltd., Class A	Capital Markets	37,890	28,390
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	19,577

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
a	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	172,800	$38,081
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	10,800	25,005
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	9,520	14,384
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	34,720	32,533
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	36,000	18,297
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	28,800	110,672
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	61,200	116,892
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	18,000	14,131
a,b	Innovent Biologics, Inc., Class B	Biotechnology	86,500	416,670
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	1,890	5,870
a,c	iQIYI, Inc., ADR	Entertainment	26,316	111,317
a	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	18,000	18,222
a	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	7,200	46,093
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,092	36,314
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	3,600	11,023
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,380	22,243
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,200	27,896
a,b,c	JD Health International, Inc.	Consumer Staples Distribution & Retail	61,200	216,604
a,b,c	JD Logistics, Inc.	Air Freight & Logistics	100,800	102,649
c	JD.com, Inc., Class A	Broadline Retail	140,400	1,935,636
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	18,000	24,990
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	7,200	11,543
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	72,000	73,689
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,880	33,694
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	28,800	182,350
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	5,200	42,020
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	10,800	9,446
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,600	11,107
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	14,928
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	10,800	16,318
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	7,200	96,838
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	15,321
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	3,600	27,678
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	7,300	34,487
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	14,400	27,827
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	10,800	34,629
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	72,000	122,722
a	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	7,200	9,401
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	7,200	14,340
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	14,400	22,571
a,d	Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	14,400	16,357
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	36,000	41,056
a,b,c	Jinxin Fertility Group Ltd.	Health Care Providers & Services	96,500	29,962
	JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	12,478

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
b	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	55,500	$39,995
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	14,400	15,133
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	10,800	16,199
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	4,881
b	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	6,272	7,349
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	19,498	21,645
a	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	3,600	13,085
	Joyoung Co. Ltd., Class A	Household Durables	3,600	5,177
c	JOYY, Inc., ADR	Interactive Media & Services	1,980	60,885
a	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	10,800	18,073
a	J-Yuan Trust Co. Ltd., Class A	Capital Markets	43,200	16,244
	Kaishan Group Co. Ltd., Class A	Machinery	3,600	6,446
c	Kanzhun Ltd., ADR	Interactive Media & Services	19,116	335,103
c	KE Holdings, Inc., ADR	Real Estate Management & Development	36,972	507,626
	Keda Industrial Group Co. Ltd., Class A	Machinery	7,200	10,442
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	43,400	88,503
a	Kingdee International Software Group Co. Ltd.	Software	180,000	203,081
	Kingnet Network Co. Ltd., Class A	Entertainment	14,400	21,857
a	Kingsoft Cloud Holdings Ltd.	IT Services	72,000	15,271
c	Kingsoft Corp. Ltd.	Entertainment	50,400	155,197
a,b,c	Kuaishou Technology, Class B	Interactive Media & Services	154,800	970,164
a	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	10,800	33,187
a	Kunlun Tech Co. Ltd., Class A	Entertainment	6,200	34,030
	Kweichow Moutai Co. Ltd., Class A	Beverages	5,200	1,219,641
a	Lakala Payment Co. Ltd., Class A	Financial Services	3,600	6,768
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	14,400	59,227
	LB Group Co. Ltd., Class A	Chemicals	10,800	28,174
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	72,000	21,711
b	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	32,400	24,632
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	21,600	40,580
a	Leo Group Co. Ltd., Class A	Media	39,600	12,218
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	10,800	20,498
	Levima Advanced Materials Corp., Class A	Chemicals	3,600	8,152
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,800	7,616
a,c	Li Auto, Inc., Class A	Automobiles	63,562	985,130
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	126,000	334,864
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	82,800	15,966
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	36,000	27,222
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	3,600	18,098
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	7,200	24,517
b,c	Longfor Group Holdings Ltd.	Real Estate Management & Development	117,450	165,975
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,400	87,065
	Longshine Technology Group Co. Ltd., Class A	Software	7,200	11,543
a	Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,600	31,248
c	Lufax Holding Ltd., ADR	Consumer Finance	10,671	45,032
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	7,200	9,421
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	31,899	129,215
a,b	Luye Pharma Group Ltd.	Pharmaceuticals	108,000	37,672
	Luzhou Laojiao Co. Ltd., Class A	Beverages	6,000	152,545
	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	28,800	9,679
	Mango Excellent Media Co. Ltd., Class A	Entertainment	8,130	27,222
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	34,029

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Meihua Holdings Group Co. Ltd., Class A	Food Products	14,400	$20,429
a	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	18,000	12,495
a,b,c	Meituan, Class B	Hotels, Restaurants & Leisure	314,858	3,894,263
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	64,800	29,988
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	180,000	38,408
a	Microport Scientific Corp.	Health Care Equipment & Supplies	54,000	45,331
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	10,800	13,998
	MINISO Group Holding Ltd.	Broadline Retail	20,592	105,901
	Minth Group Ltd.	Automobile Components	45,250	71,462
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,773	30,208
	Muyuan Foods Co. Ltd., Class A	Food Products	23,760	141,210
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,445	6,863
	NARI Technology Co. Ltd., Class A	Electrical Equipment	36,088	120,983
a	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	14,580	26,588
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,200	92,601
a	NavInfo Co. Ltd., Class A	Software	10,800	12,852
c	NetEase, Inc.	Entertainment	106,019	2,205,328
	New China Life Insurance Co. Ltd., Class A	Insurance	10,800	44,358
	New China Life Insurance Co. Ltd., Class H	Insurance	43,200	76,504
a	New Hope Liuhe Co. Ltd., Class A	Food Products	21,600	28,203
a,c	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	90,000	783,689
	Newland Digital Technology Co. Ltd., Class A	Software	3,600	8,642
a	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	95,000	39,571
	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	7,200	23,314
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	1,760	21,822
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	7,200	17,136
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	3,600	21,956
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	1,586	6,239
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	7,200	28,263
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	10,800	17,449
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	7,200	62,664
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	28,800	13,606
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	10,800	24,321
a,c	NIO, Inc., Class A	Automobiles	77,040	368,641
b	Nongfu Spring Co. Ltd., Class H	Beverages	102,200	551,712
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	3,600	6,312
	Northeast Securities Co. Ltd., Class A	Capital Markets	10,800	10,130
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	18,000	16,735
a	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	14,400	20,667
	Oppein Home Group, Inc., Class A	Household Durables	900	7,919
	ORG Technology Co. Ltd., Class A	Containers & Packaging	10,800	6,337
	Orient Securities Co. Ltd., Class A	Capital Markets	33,024	37,525
b	Orient Securities Co. Ltd., Class H	Capital Markets	43,200	17,111
a	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	9,054
a	Ourpalm Co. Ltd., Class A	Entertainment	10,800	8,196
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,320	10,823
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	39,600	16,690
a,c	PDD Holdings, Inc., ADR	Broadline Retail	35,532	4,130,595

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	People.cn Co. Ltd., Class A	Media	5,600	$20,355
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	46,800	33,519
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	468,000	149,493
	Perfect World Co. Ltd., Class A	Entertainment	3,600	5,221
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	104,400	142,068
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,224,000	1,046,267
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	2,250	6,313
b	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	18,400	22,523
	PICC Property & Casualty Co. Ltd., Class H	Insurance	399,000	526,124
	Ping An Bank Co. Ltd., Class A	Banks	82,800	119,974
a,b	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	32,400	48,850
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	46,800	263,058
c	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	365,000	1,541,344
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	10,800	18,252
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	54,000	67,905
d	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	8,200	27,870
b	Pop Mart International Group Ltd.	Specialty Retail	43,200	158,693
	Porton Pharma Solutions Ltd., Class A	Pharmaceuticals	3,600	8,876
	Postal Savings Bank of China Co. Ltd., Class A	Banks	100,800	65,947
b	Postal Savings Bank of China Co. Ltd., Class H	Banks	648,000	338,636
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	75,600	51,751
	Pylon Technologies Co. Ltd., Class A	Electrical Equipment	682	8,249
c	Qifu Technology, Inc., ADR	Consumer Finance	6,696	123,407
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	3,600	9,575
a	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	25,200	55,673
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,705	9,304
b	Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	44,400	9,474
a,b	Remegen Co. Ltd., Class H	Biotechnology	7,500	26,018
c	RLX Technology, Inc., ADR	Tobacco	49,032	94,141
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	14,400	21,837
	SAIC Motor Corp. Ltd., Class A	Automobiles	36,100	74,931
	Sailun Group Co. Ltd., Class A	Automobile Components	14,400	29,116
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	21,600	36,117
a	Sangfor Technologies, Inc., Class A	Software	600	5,124
	Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	10,800	5,296
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	51,000	32,777
	Sany Heavy Industry Co. Ltd., Class A	Machinery	36,000	72,294
a	Satellite Chemical Co. Ltd., Class A	Chemicals	14,446	36,809
	SDIC Capital Co. Ltd., Class A	Capital Markets	21,600	19,278
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,400	67,162
	Sealand Securities Co. Ltd., Class A	Capital Markets	21,600	9,937
a	Seazen Group Ltd.	Real Estate Management & Development	144,000	19,319
a	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	10,800	14,117
a,b,c	SenseTime Group, Inc., Class B	Software	900,000	81,646
a	Seres Group Co. Ltd., Class A	Automobiles	7,200	86,276
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	21,600	108,292
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	2,657	23,795
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	43,200	149,288
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	25,200	10,204

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	15,850	$20,477
a	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	43,200	7,507
a	Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	18,000	3,887
a	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	3,600	4,914
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	15,084	58,650
b	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	36,000	73,045
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	3,600	17,706
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	14,400	16,978
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	10,880	39,202
a	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	3,600	5,628
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	3,600	10,259
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	50,400	23,602
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	3,600	14,320
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	10,800	21,658
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	144,000	89,788
	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,260	13,639
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,640	11,388
	Shanghai Baosight Software Co. Ltd., Class A	Software	4,636	24,232
	Shanghai Baosight Software Co. Ltd., Class B	Software	36,028	73,461
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	575	21,793
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	32,400	10,442
a	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	43,200	25,109
a	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	144,000	27,967
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	14,400	17,216
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	10,800	34,317
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	36,000	58,877
	Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	999	4,352
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	18,000	24,333
a	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	10,800	53,938
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	50,400	37,277
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,600	13,522
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	10,800	16,092
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	3,600	5,767
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	25,200	22,932
a	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,581	13,396
a,b	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	7,200	9,080
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	8,000	10,787

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	10,800	$12,689
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	64,800	23,911
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	14,400	13,766
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	3,600	28,327
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	10,800	25,184
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	50,400	72,769
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	126,015	123,752
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	8,679	23,047
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	28,800	28,164
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	14,400	13,427
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	18,000	15,123
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	14,400	10,224
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	18,000	15,173
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	7,200	19,675
a	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	64,800	13,608
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	25,200	35,820
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	14,400	41,036
a	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	21,600	19,487
	Shanxi Securities Co. Ltd., Class A	Capital Markets	18,200	12,609
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	28,800	14,241
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	5,220	176,205
a	Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	21,600	5,563
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,000	19,610
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	7,200	9,629
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,800	25,630
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	7,370
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	97,200	59,709
b	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	86,400	15,234
	Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	7,200	5,861
a	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	7,200	6,496
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	3,680	17,436
	Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	4,543
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	21,600	21,093
a	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	10,125
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	33,210
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	11,500	11,832
a	Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	29,066

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	$4,765
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	10,950	92,331
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	90,000	69,112
	Shenzhen Investment Ltd.	Real Estate Management & Development	144,000	18,767
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	13,665
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	5,160	15,557
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	20,334
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	3,600	6,034
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	5,100	197,709
	Shenzhen MTC Co. Ltd., Class A	Household Durables	25,200	17,389
a	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	39,600	14,672
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	3,600	14,434
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	9,016
	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	7,200	10,988
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	3,600	9,996
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	2,883	66,818
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	10,800	7,051
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	3,600	12,292
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	18,000	11,627
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	43,200	409,013
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	7,200	7,666
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,880	21,891
a	Siasun Robot & Automation Co. Ltd., Class A	Machinery	7,200	11,394
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	21,600	16,303
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	21,600	49,534
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	43,200	13,685
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	30,296
a	Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	10,462
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	29,960	31,279
	Sichuan Swellfun Co. Ltd., Class A	Beverages	2,400	15,834
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	3,600	5,142
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	3,600	29,577
	Sinoma International Engineering Co., Class A	Construction & Engineering	10,800	16,720
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	7,200	15,262
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	3,640	18,410
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	90,000	51,863
a	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	144,000	8,648
a	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	28,800	10,670
a	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	216,000	28,427
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	73,200	187,526

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Sinotrans Ltd., Class A	Air Freight & Logistics	18,000	$14,702
	Sinotrans Ltd., Class H	Air Freight & Logistics	108,000	52,714
	Sinotruk Hong Kong Ltd.	Machinery	36,000	88,408
	Skshu Paint Co. Ltd., Class A	Chemicals	3,672	16,184
b	Smoore International Holdings Ltd.	Tobacco	108,830	92,610
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	11,460	16,195
	SooChow Securities Co. Ltd., Class A	Capital Markets	21,804	20,572
	Southwest Securities Co. Ltd., Class A	Capital Markets	32,400	17,315
a	Spring Airlines Co. Ltd., Class A	Passenger Airlines	7,200	54,880
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	900	17,747
a	STO Express Co. Ltd., Class A	Air Freight & Logistics	7,200	8,370
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	126,000	25,115
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	7,200	102,936
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	36,000	183,761
	Sunresin New Materials Co. Ltd., Class A	Chemicals	3,600	22,169
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	7,200	13,745
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,914	18,675
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	14,469
	Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,024	14,922
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	1,500	31,252
	Taiji Computer Corp. Ltd., Class A	IT Services	3,600	12,183
a,c	TAL Education Group, ADR	Diversified Consumer Services	23,148	262,730
	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	14,400	10,631
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	25,200	14,196
	Tangshan Sanyou Chemical Industries Co.
	Ltd., Class A	Chemicals	11,000	7,424
	TBEA Co. Ltd., Class A	Electrical Equipment	22,220	46,886
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	79,280	50,994
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,000	29,354
c	Tencent Holdings Ltd.	Interactive Media & Services	362,914	14,087,265
a,c	Tencent Music Entertainment Group, ADR	Entertainment	36,936	413,314
a	Thunder Software Technology Co. Ltd., Class A	Software	1,500	10,592
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	18,000	17,454
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	14,400	7,755
a	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	14,400	16,383
	Tianqi Lithium Corp., Class A	Chemicals	7,200	47,571
	Tianqi Lithium Corp., Class H	Chemicals	7,200	33,486
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	10,800	9,803
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,000	19,759
	Tingyi Cayman Islands Holding Corp.	Food Products	111,000	121,687
a	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	7,200	10,056
a,c,d	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	67,600	178,362
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,200	22,303
a	Tongkun Group Co. Ltd., Class A	Chemicals	10,800	20,439
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	50,400	27,559
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,000	61,658
a	Topchoice Medical Corp., Class A	Health Care Providers & Services	1,200	9,900
a	Topsec Technologies Group, Inc., Class A	Software	7,200	6,892
b	Topsports International Holdings Ltd.	Specialty Retail	180,000	120,514
	Towngas Smart Energy Co. Ltd.	Gas Utilities	72,000	28,243
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	55,000	66,620

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,972	$32,689
a,c	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	31,129	1,373,002
	Tsingtao Brewery Co. Ltd., Class A	Beverages	3,600	41,338
	Tsingtao Brewery Co. Ltd., Class H	Beverages	36,837	253,222
a,c	Tuya, Inc., ADR	Software	12,708	22,239
a	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,699	33,065
	Uni-President China Holdings Ltd.	Food Products	72,000	51,242
a	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	21,529
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	6,862
	Valiant Co. Ltd., Class A	Chemicals	3,600	6,600
c	Vipshop Holdings Ltd., ADR	Broadline Retail	20,304	336,031
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	7,200	15,252
a	Wanda Film Holding Co. Ltd., Class A	Entertainment	10,800	22,744
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	10,800	13,834
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	14,400	164,222
	Want Want China Holdings Ltd.	Food Products	252,000	148,757
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	18,000	12,570
c	Weibo Corp., ADR	Interactive Media & Services	4,356	39,596
	Weichai Power Co. Ltd., Class A	Machinery	28,800	66,205
	Weichai Power Co. Ltd., Class H	Machinery	108,000	205,886
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	3,600	8,439
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	10,800	14,269
	Wens Foodstuffs Group Co. Ltd., Class A	Food Products	7,200	18,842
	Western Mining Co. Ltd., Class A	Metals & Mining	10,800	28,694
	Western Securities Co. Ltd., Class A	Capital Markets	21,600	20,706
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,483	17,663
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	7,200	97,591
a	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	36,296
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	11,700	11,587
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	7,200	16,759
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	28,800	17,493
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	25,874	25,766
	Wuliangye Yibin Co. Ltd., Class A	Beverages	16,300	344,638
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,370	43,106
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	10,800	68,694
b	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	20,820	98,694
a,b	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	210,535	384,676
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	54,000	47,303
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	14,400	20,349
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	10,895
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	10,800	10,799
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	7,200	19,348
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	14,400	13,566
a,b,c	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	856,800	1,635,555
	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,100	11,528
	Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	10,800	10,160
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	14,400	9,064
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	18,000	9,768
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	250,950	194,310
a,c	XPeng, Inc., Class A	Automobiles	75,600	310,072
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	72,000	44,618

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	3,600	$12,386
b	Yadea Group Holdings Ltd.	Automobiles	72,000	116,651
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	3,600	13,289
a,e	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
b	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	9,655
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	18,584
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	151,200	213,983
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	10,800	35,388
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	125,500	263,621
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	14,400	17,130
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,360	9,530
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	3,600	15,014
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,760	16,941
a	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	10,988
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,886	26,804
	Yihai International Holding Ltd.	Food Products	28,000	53,020
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	9,200	38,230
a	Yintai Gold Co. Ltd., Class A	Metals & Mining	11,000	27,408
	Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	3,600	9,461
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	7,200	10,522
	YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	3,630	23,864
	Yonyou Network Technology Co. Ltd., Class A	Software	15,390	25,331
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	21,600	21,093
	Youngy Co. Ltd., Class A	Metals & Mining	1,000	5,334
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	14,400	30,742
a	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	7,200	12,753
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	108,000	59,475
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	23,400	921,475
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	14,490	27,541
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	7,580	53,036
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	700	5,782
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	7,200	13,189
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	3,600	20,602
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	7,200	14,945
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	7,200	18,822
	Yutong Bus Co. Ltd., Class A	Machinery	14,400	39,409
a	Zai Lab Ltd.	Biotechnology	61,200	100,873
	Zangge Mining Co. Ltd., Class A	Chemicals	7,200	31,268
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,500	78,687
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	90,000	122,124
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	28,800	13,011
a	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	32,400	21,063
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	25,200	29,954
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	7,200	20,022
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,200	15,054
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	14,400	37,486

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	99,360	$63,731
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	7,200	9,262
	Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,674	4,893
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,200	5,553
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	10,800	14,399
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,400	13,148
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	7,260	27,119
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	7,200	33,985
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,600	8,841
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	10,800	35,195
a,b	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	36,000	120,744
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	3,600	4,433
	Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	14,656	33,650
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	10,800	35,299
	Zhejiang Supor Co. Ltd., Class A	Household Durables	3,600	28,858
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	7,200	16,759
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	3,680	9,311
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	7,200	15,262
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,600	11,270
	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	3,600	5,157
a	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	43,200	39,687
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	7,200	14,826
	Zheshang Securities Co. Ltd., Class A	Capital Markets	7,200	11,226
a,b	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	43,200	68,997
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	3,600	77,629
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	21,600	39,300
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	7,200	7,596
	Zhongsheng Group Holdings Ltd.	Specialty Retail	39,000	67,571
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	10,800	9,907
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	10,800	10,502
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,002	13,098
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	32,400	102,667
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	10,800	10,978
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	86,400	200,161
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	338,000	674,579
a,b	ZJLD Group, Inc.	Beverages	28,800	40,110
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	32,400	36,638
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	93,600	58,003
	ZTE Corp., Class A	Communications Equipment	18,000	69,393
	ZTE Corp., Class H	Communications Equipment	43,200	86,108

				109,426,099

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Franklin FTSE China ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Hong Kong 3.1%
a	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	360,000	$146,273
a	Alibaba Pictures Group Ltd., Class A	Entertainment	720,000	41,858
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	216,000	48,022
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	216,000	107,911
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	216,000	83,900
	China Everbright Ltd., Class A	Capital Markets	42,000	20,875
	China Gas Holdings Ltd., Class A	Gas Utilities	172,800	155,878
	China Mengniu Dairy Co. Ltd., Class B	Food Products	180,000	386,382
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	288,000	118,123
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	91,888	423,252
	China Resources Gas Group Ltd., Class A	Gas Utilities	54,400	173,422
	China Resources Land Ltd., Class H	Real Estate Management & Development	164,200	519,259
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	100,000	109,117
	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	144,000	78,748
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	72,000	39,558
	Far East Horizon Ltd.	Financial Services	108,000	80,036
	Geely Automobile Holdings Ltd.	Automobiles	324,000	382,518
	Guangdong Investment Ltd.	Water Utilities	177,000	75,762
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	65,600	48,531
	Kunlun Energy Co. Ltd.	Gas Utilities	216,000	180,220
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	36,000	47,654
	Shougang Fushan Resources Group Ltd.	Metals & Mining	72,000	24,655
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	576,000	222,262

				3,514,216

	Singapore 0.0%†
	Yangzijiang Financial Holding Ltd.	Capital Markets	140,400	33,289
a	Yanlord Land Group Ltd.	Real Estate Management & Development	39,600	14,231

				47,520

	Total Common Stocks (Cost $151,541,860)			112,987,835

	Total Investments (Cost $151,541,860) 99.9%			112,987,835
	Other Assets, less Liabilities 0.1%			80,021

	Net Assets 100.0%			$113,067,856

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $12,586,646, representing 11.1% of net assets.

cVariable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $232,249, representing 0.2% of net assets.

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

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Franklin FTSE China ETF (continued)

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	2	$42,130	6/21/24	$(208)

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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Financial Highlights

Franklin FTSE Europe ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.56	$27.18	$27.28	$19.03	$23.24

Income from investment operations[a]:

Net investment income[b]	0.81	1.11	0.85	0.60	0.76

Net realized and unrealized gains (losses)	3.05	(0.89)	0.11	8.14	(4.21)

Total from investment operations	3.86	0.22	0.96	8.74	(3.45)

Less distributions from net investment income	(0.73)	(0.84)	(1.06)	(0.49)	(0.76)

Net asset value, end of year	$29.69	$26.56	$27.18	$27.28	$19.03

Total return[c]	14.77%	1.31%	3.30%	46.23%	(15.44)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.12%[d]	0.24%[e]	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.12%[d]	0.24%[e]	0.09%	0.09%	0.09%

Net investment income	2.99%	4.50%	2.96%	2.53%	3.23%

Supplemental data

Net assets, end of year (000’s)	$71,255	$111,558	$184,857	$229,126	$91,356

Portfolio turnover rate[f]	4.11%[g]	5.22%[g]	5.47%[g]	5.00%[g]	4.47%[g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dExpense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.

eExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.11%	5.22%	5.47%	4.92%	4.47%

200	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks 97.4%
	Australia 1.2%
	Glencore PLC	Metals & Mining	74,940	$412,090
	Rio Tinto PLC	Metals & Mining	6,744	427,416

				839,506

	Austria 0.4%
	ANDRITZ AG	Machinery	432	26,967
	Erste Group Bank AG	Banks	1,896	84,569
	Mondi PLC	Paper & Forest Products	2,727	48,073
	OMV AG	Oil, Gas & Consumable Fuels	888	42,064
	Raiffeisen Bank International AG	Banks	780	15,551
	Telekom Austria AG	Diversified Telecommunication Services	444	3,716
	Verbund AG	Electric Utilities	408	29,853
	voestalpine AG	Metals & Mining	672	18,870

				269,663

	Belgium 1.3%
	Ackermans & van Haaren NV	Construction & Engineering	132	23,095
	Ageas SA	Insurance	1,008	46,703
	Anheuser-Busch InBev SA	Beverages	6,156	375,373
	D’ieteren Group	Distributors	132	29,310
	Elia Group SA	Electric Utilities	228	24,624
	Groupe Bruxelles Lambert NV	Financial Services	528	39,951
	KBC Group NV	Banks	1,524	114,260
	Lotus Bakeries NV	Food Products	3	28,998
	Sofina SA	Financial Services	108	24,261
	Solvay SA	Chemicals	432	11,804
a	Syensqo SA	Chemicals	432	40,955
	UCB SA	Pharmaceuticals	744	91,923
	Umicore SA	Chemicals	1,272	27,468
	Warehouses De Pauw CVA	Industrial REITs	1,044	29,834

				908,559

	Bermuda 0.0%†
	Hiscox Ltd.	Insurance	2,100	32,895

	Chile 0.1%
	Antofagasta PLC	Metals & Mining	2,148	55,327

	Denmark 5.1%
	AP Moller – Maersk AS, Class A	Marine Transportation	17	21,747
	AP Moller – Maersk AS, Class B	Marine Transportation	30	39,068
	Carlsberg AS, Class B	Beverages	564	77,056
	Coloplast AS, Class B	Health Care Equipment & Supplies	768	103,682
	Danske Bank AS	Banks	4,104	122,766
a	Demant AS	Health Care Equipment & Supplies	588	29,202
	DSV AS	Air Freight & Logistics	1,068	173,503
a	Genmab AS	Biotechnology	396	119,491
	H Lundbeck AS	Pharmaceuticals	1,596	7,677
	H Lundbeck AS, Class A	Pharmaceuticals	120	497
	Novo Nordisk AS, Class B	Pharmaceuticals	19,104	2,437,755
	Novonesis (Novozymes) B, Class B	Chemicals	2,138	125,435
a,b	Orsted AS	Electric Utilities	1,164	64,786
	Pandora AS	Textiles, Apparel & Luxury Goods	516	83,267
a	Rockwool AS, Class B	Building Products	48	15,769
	Tryg AS	Insurance	2,148	44,226
a	Vestas Wind Systems AS	Electrical Equipment	6,144	171,692

				3,637,619

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Finland 1.4%
	Elisa OYJ	Diversified Telecommunication Services	876	$39,120
	Fortum OYJ	Electric Utilities	2,700	33,374
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,668	31,192
	Kone OYJ, Class B	Machinery	2,004	93,369
	Metso OYJ	Machinery	3,972	47,209
	Neste OYJ	Oil, Gas & Consumable Fuels	2,556	69,288
	Nokia OYJ	Communications Equipment	31,908	113,410
	Nordea Bank Abp	Banks	20,664	233,660
	Orion OYJ, Class B	Pharmaceuticals	624	23,297
	Sampo OYJ, Class A	Insurance	2,724	116,323
	Stora Enso OYJ, Class R	Paper & Forest Products	3,540	49,262
	UPM-Kymmene OYJ	Paper & Forest Products	3,288	109,621
	Valmet OYJ	Machinery	984	25,920
	Wartsila OYJ Abp	Machinery	3,000	45,652

				1,030,697

	France 17.0%
	Accor SA	Hotels, Restaurants & Leisure	1,140	53,311
	Aeroports de Paris SA	Transportation Infrastructure	204	28,003
	Air Liquide SA	Chemicals	3,180	662,290
	Airbus SE	Aerospace & Defense	3,624	668,184
b	ALD SA	Ground Transportation	1,200	8,489
	Alstom SA	Machinery	1,764	26,919
b	Amundi SA	Capital Markets	348	23,922
	Arkema SA	Chemicals	360	37,924
	AXA SA	Insurance	11,016	414,204
	BioMerieux	Health Care Equipment & Supplies	264	29,153
	BNP Paribas SA	Banks	6,324	449,818
	Bollore SE	Entertainment	5,364	35,859
	Bouygues SA	Construction & Engineering	1,116	45,596
	Bureau Veritas SA	Professional Services	1,764	53,877
	Capgemini SE	IT Services	984	226,678
	Carrefour SA	Consumer Staples Distribution & Retail	3,324	56,990
	Cie de Saint-Gobain SA	Building Products	2,808	218,138
	Cie Generale des Etablissements Michelin SCA	Automobile Components	4,368	167,563
	Covivio SA	Diversified REITs	324	16,691
	Credit Agricole SA	Banks	6,216	92,751
	Danone SA	Food Products	3,876	250,704
	Dassault Aviation SA	Aerospace & Defense	144	31,726
	Dassault Systemes SE	Software	4,128	182,966
	Edenred SE	Financial Services	1,536	82,048
	Eiffage SA	Construction & Engineering	480	54,510
	Engie SA	Multi-Utilities	10,920	182,919
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,872	423,963
	Eurazeo SE	Financial Services	300	26,325
	Gecina SA	Office REITs	312	31,893
	Getlink SE	Transportation Infrastructure	2,196	37,425
	Hermes International SCA	Textiles, Apparel & Luxury Goods	210	536,609
	Ipsen SA	Pharmaceuticals	216	25,731
a	JCDecaux SE	Media	456	8,865
	Kering SA	Textiles, Apparel & Luxury Goods	444	175,672
	Klepierre SA	Retail REITs	1,272	32,970
b	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	612	24,971
	Legrand SA	Electrical Equipment	1,584	168,027
	L’Oreal SA	Personal Care Products	1,428	676,503
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,524	1,372,203
b	Neoen SA	Independent Power Producers & Energy Traders	432	12,243
	Orange SA	Diversified Telecommunication Services	11,844	139,274

202	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Pernod Ricard SA	Beverages	1,248	$202,109
	Publicis Groupe SA	Media	1,416	154,534
	Remy Cointreau SA	Beverages	132	13,321
	Renault SA	Automobiles	1,188	60,040
	Rexel SA	Trading Companies & Distributors	1,488	40,224
	Safran SA	Aerospace & Defense	2,088	473,671
	Sanofi SA	Pharmaceuticals	6,732	661,330
a	Sartorius Stedim Biotech	Life Sciences Tools & Services	156	44,529
	Schneider Electric SE	Electrical Equipment	3,300	747,193
	SCOR SE	Insurance	924	32,003
	SEB SA	Household Durables	144	18,445
	Societe Generale SA	Banks	4,548	121,863
	Sodexo SA	Hotels, Restaurants & Leisure	540	46,353
a	SOITEC	Semiconductors & Semiconductor Equipment	156	16,157
	Teleperformance SE	Professional Services	360	35,023
	Thales SA	Aerospace & Defense	612	104,465
	TotalEnergies SE	Oil, Gas & Consumable Fuels	12,732	873,573
a	Unibail-Rodamco-Westfield	Retail REITs	636	51,173
	Valeo SE	Automobile Components	1,272	15,922
	Veolia Environnement SA	Multi-Utilities	3,876	126,127
	Vinci SA	Construction & Engineering	3,000	384,782
	Vivendi SE	Media	3,888	42,410
	Wendel SE	Financial Services	168	17,164
a,b	Worldline SA	Financial Services	1,512	18,746

				12,095,064

	Germany 12.3%
	adidas AG	Textiles, Apparel & Luxury Goods	1,008	225,348
	Allianz SE	Insurance	2,412	723,658
	BASF SE	Chemicals	5,520	315,547
	Bayer AG	Pharmaceuticals	6,132	188,279
	Bayerische Motoren Werke AG	Automobiles	1,896	219,020
	Bechtle AG	IT Services	516	27,296
	Beiersdorf AG	Personal Care Products	612	89,197
	Brenntag SE	Trading Companies & Distributors	816	68,810
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	228	28,515
	Commerzbank AG	Banks	6,420	88,265
	Continental AG	Automobile Components	672	48,553
a,b	Covestro AG	Chemicals	1,164	63,711
	CTS Eventim AG & Co. KGaA	Entertainment	372	33,125
	Daimler Truck Holding AG	Machinery	3,264	165,540
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	1,212	34,707
	Deutsche Bank AG	Capital Markets	12,600	198,432
	Deutsche Boerse AG	Capital Markets	1,128	231,039
a	Deutsche Lufthansa AG	Passenger Airlines	3,708	29,158
	Deutsche Post AG	Air Freight & Logistics	6,132	264,339
	Deutsche Telekom AG	Diversified Telecommunication Services	20,016	486,389
	Deutsche Wohnen SE	Real Estate Management & Development	324	6,648
b	DWS Group GmbH & Co. KGaA	Capital Markets	252	11,099
	E.ON SE	Multi-Utilities	13,572	188,865
	Evonik Industries AG	Chemicals	1,260	24,937
	Fielmann Group AG	Specialty Retail	144	6,619
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	216	11,398
	Fresenius Medical Care AG	Health Care Providers & Services	1,248	48,050
	Fresenius SE & Co. KGaA	Health Care Providers & Services	2,520	68,040
	FUCHS SE	Chemicals	204	8,020
	GEA Group AG	Machinery	1,068	45,203
	Hannover Rueck SE	Insurance	372	101,926

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Heidelberg Materials AG	Construction Materials	864	$95,132
	Henkel AG & Co. KGaA	Household Products	624	44,991
	HOCHTIEF AG	Construction & Engineering	132	15,354
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	8,088	275,285
	KION Group AG	Machinery	444	23,391
	Knorr-Bremse AG	Machinery	408	30,889
a	LEG Immobilien SE	Real Estate Management & Development	456	39,192
	Mercedes-Benz Group AG	Automobiles	5,328	424,720
	Merck KGaA	Pharmaceuticals	792	139,937
	MTU Aero Engines AG	Aerospace & Defense	336	85,349
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	840	410,327
	Nemetschek SE	Software	336	33,283
	Puma SE	Textiles, Apparel & Luxury Goods	624	28,318
	Rational AG	Machinery	24	20,710
	Rheinmetall AG	Aerospace & Defense	264	148,548
	RWE AG	Independent Power Producers & Energy Traders	4,392	149,226
	SAP SE	Software	6,780	1,321,400
a	Sartorius AG	Life Sciences Tools & Services	12	3,564
b	Scout24 SE	Interactive Media & Services	456	34,405
	Siemens AG	Industrial Conglomerates	4,608	880,666
a	Siemens Energy AG	Electrical Equipment	3,348	61,487
a,b	Siemens Healthineers AG	Health Care Equipment & Supplies	1,704	104,383
	Sixt SE	Ground Transportation	84	8,387
	Symrise AG	Chemicals	804	96,340
	Talanx AG	Insurance	336	26,635
	thyssenkrupp AG	Metals & Mining	3,000	16,116
	Traton SE	Machinery	300	10,802
	Volkswagen AG	Automobiles	180	27,527
	Vonovia SE	Real Estate Management & Development	4,272	126,417
	Wacker Chemie AG	Chemicals	96	10,840
a,b	Zalando SE	Specialty Retail	1,356	38,794

				8,782,148

	Ireland 1.8%
	AIB Group PLC	Banks	9,588	48,710
	Bank of Ireland Group PLC	Banks	6,516	66,502
	CRH PLC	Construction Materials	4,272	368,480
	DCC PLC	Industrial Conglomerates	612	44,531
	Experian PLC	Professional Services	5,700	248,706
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	1,080	215,425
	Glanbia PLC	Food Products	1,092	21,559
	Kerry Group PLC, Class A	Food Products	948	81,334
	Kingspan Group PLC	Building Products	936	85,379
	Smurfit Kappa Group PLC	Containers & Packaging	1,608	73,533

				1,254,159

	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	3,900	39,285

	Italy 3.9%
	A2A SpA	Multi-Utilities	9,372	16,939
	Amplifon SpA	Health Care Providers & Services	804	29,349
	Assicurazioni Generali SpA	Insurance	7,680	194,587
	Banca Mediolanum SpA	Financial Services	1,524	16,756
	Banco BPM SpA	Banks	8,412	56,036
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	204	23,354
	Buzzi SpA	Construction Materials	516	20,285

204	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Italy (continued)
	Davide Campari-Milano NV	Beverages	2,988	$30,050
	DiaSorin SpA	Health Care Equipment & Supplies	132	12,759
	Enel SpA	Electric Utilities	47,700	315,226
	Eni SpA	Oil, Gas & Consumable Fuels	13,104	207,303
	Ferrari NV	Automobiles	732	319,386
	FinecoBank Banca Fineco SpA	Banks	3,768	56,504
	Hera SpA	Multi-Utilities	4,656	16,423
b	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,184	24,837
	Interpump Group SpA	Machinery	492	24,012
	Intesa Sanpaolo SpA	Banks	99,924	362,928
	Italgas SpA	Gas Utilities	3,036	17,706
	Leonardo SpA	Aerospace & Defense	2,508	63,057
	Mediobanca Banca di Credito Finanziario SpA	Banks	3,984	59,421
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,260	94,140
a,b	Nexi SpA	Financial Services	5,112	32,430
b	Pirelli & C SpA	Automobile Components	3,060	18,758
b	Poste Italiane SpA	Insurance	2,832	35,495
	Prysmian SpA	Electrical Equipment	1,692	88,426
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	588	32,540
	Reply SpA	IT Services	144	20,404
	Snam SpA	Gas Utilities	14,040	66,354
a	Telecom Italia SpA	Diversified Telecommunication Services	66,432	16,150
a	Telecom Italia SpA	Diversified Telecommunication Services	36,900	9,086
	Terna – Rete Elettrica Nazionale	Electric Utilities	8,700	71,973
	UniCredit SpA	Banks	10,260	389,767
	UnipolSai Assicurazioni SpA	Insurance	2,640	7,653

				2,750,094

	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	3,048	83,794
	Eurofins Scientific SE	Life Sciences Tools & Services	816	52,066
	RTL Group SA	Media	228	7,702

				143,562

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	1,140	6,767

	Netherlands 9.5%
	Aalberts NV	Machinery	600	28,894
b	ABN AMRO Bank NV, GDR	Banks	2,724	46,629
a,b	Adyen NV	Financial Services	180	304,819
	Aegon Ltd.	Insurance	10,524	64,217
	Akzo Nobel NV	Chemicals	1,044	78,002
a	Argenx SE	Biotechnology	360	142,340
	ASM International NV	Semiconductors & Semiconductor Equipment	288	176,018
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,436	2,347,271
	ASR Nederland NV	Insurance	900	44,119
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	468	71,722
b	CTP NV	Real Estate Management & Development	624	11,133
b	Euronext NV	Capital Markets	504	48,009
	EXOR NV	Financial Services	624	69,448
	Ferrovial SE	Construction & Engineering	3,288	130,252
	Heineken Holding NV	Beverages	804	64,950
	Heineken NV	Beverages	1,716	165,572
	IMCD NV	Trading Companies & Distributors	348	61,394
	ING Groep NV	Banks	20,952	344,989
	JDE Peet’s NV	Food Products	756	15,889
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	5,928	177,470

franklintempleton.com	Annual Report	205

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	Koninklijke KPN NV	Diversified Telecommunication Services	20,484	$76,677
	Koninklijke Philips NV	Health Care Equipment & Supplies	4,776	95,971
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	396	15,281
	NN Group NV	Insurance	1,716	79,357
	OCI NV	Chemicals	600	16,453
a	Pluxee NV	Commercial Services & Supplies	540	15,980
	Prosus NV	Broadline Retail	9,396	295,044
	Randstad NV	Professional Services	684	36,138
	Shell PLC	Oil, Gas & Consumable Fuels	40,104	1,329,861
b	Signify NV	Electrical Equipment	780	24,076
	Universal Music Group NV	Entertainment	4,620	139,110
	Wolters Kluwer NV	Professional Services	1,512	237,106

				6,754,191

	Nigeria 0.0%†
b	Airtel Africa PLC	Wireless Telecommunication Services	6,852	9,158

	Norway 1.0%
a	Adevinta ASA, Class B	Interactive Media & Services	1,620	16,993
	Aker ASA, Class A	Industrial Conglomerates	144	8,276
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,896	47,153
a,b	AutoStore Holdings Ltd.	Machinery	6,600	12,155
	DNB Bank ASA	Banks	6,168	122,296
	Equinor ASA	Oil, Gas & Consumable Fuels	5,424	143,192
	Gjensidige Forsikring ASA	Insurance	1,068	15,476
	Kongsberg Gruppen ASA	Aerospace & Defense	468	32,333
	Mowi ASA	Food Products	2,736	50,175
	Norsk Hydro ASA	Metals & Mining	8,124	44,482
	Orkla ASA	Food Products	4,716	33,273
	Salmar ASA	Food Products	384	25,322
	Schibsted ASA, Class A	Media	468	14,961
	Schibsted ASA, Class B	Media	600	18,174
	Telenor ASA	Diversified Telecommunication Services	3,888	43,275
	TOMRA Systems ASA	Machinery	1,440	22,505
	Var Energi ASA	Oil, Gas & Consumable Fuels	3,468	11,396
	Yara International ASA	Chemicals	1,008	31,861

				693,298

	Poland 0.5%
a,b	Allegro.eu SA	Broadline Retail	3,060	25,388
	Bank Polska Kasa Opieki SA	Banks	972	44,325
a,b	Dino Polska SA	Consumer Staples Distribution & Retail	300	29,167
a	InPost SA	Air Freight & Logistics	1,272	19,624
	KGHM Polska Miedz SA	Metals & Mining	852	24,389
	LPP SA	Textiles, Apparel & Luxury Goods	7	26,857
	ORLEN SA	Oil, Gas & Consumable Fuels	3,564	58,164
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	5,256	78,212
	Powszechny Zaklad Ubezpieczen SA	Insurance	3,504	42,889
	Santander Bank Polska SA	Banks	204	29,134

				378,149

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	18,588	72,471
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	2,688	44,460
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,692	33,587

				150,518

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	10,404	—

206	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain 4.0%
	Acciona SA	Electric Utilities	144	$17,550
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,493	62,530
b	Aena SME SA	Transportation Infrastructure	432	85,124
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	2,748	176,408
	Banco Bilbao Vizcaya Argentaria SA	Banks	36,036	429,664
	Banco de Sabadell SA	Banks	32,400	50,913
	Banco Santander SA	Banks	99,156	484,201
	Bankinter SA	Banks	3,756	27,511
	CaixaBank SA	Banks	23,388	113,489
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	3,456	122,313
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	348	7,585
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,812	24,550
	Enagas SA	Gas Utilities	1,536	22,835
	Endesa SA	Electric Utilities	1,956	36,261
a	Grifols SA	Biotechnology	2,004	18,046
	Iberdrola SA	Electric Utilities	36,234	449,831
	Industria de Diseno Textil SA	Specialty Retail	6,516	328,430
	Mapfre SA	Insurance	6,108	15,449
	Merlin Properties Socimi SA	Diversified REITs	2,088	22,494
	Naturgy Energy Group SA	Gas Utilities	840	18,235
	Redeia Corp. SA	Electric Utilities	2,652	45,268
	Repsol SA	Oil, Gas & Consumable Fuels	7,596	126,665
	Telefonica SA	Diversified Telecommunication Services	31,488	139,055

				2,824,407

	Sweden 4.8%
	Alfa Laval AB	Machinery	1,908	75,088
	Assa Abloy AB, Class B	Building Products	6,060	174,048
	Atlas Copco AB, Class A	Machinery	15,696	265,402
	Atlas Copco AB, Class B	Machinery	9,444	139,682
	Axfood AB	Consumer Staples Distribution & Retail	648	18,860
	Beijer Ref AB	Trading Companies & Distributors	2,412	35,867
	Boliden AB	Metals & Mining	1,692	47,037
a	Castellum AB	Real Estate Management & Development	2,628	34,630
	Epiroc AB, Class A	Machinery	3,840	72,220
	Epiroc AB, Class B	Machinery	2,340	39,676
	EQT AB	Capital Markets	3,900	123,500
	Essity AB, Class B	Household Products	3,756	89,293
b	Evolution AB	Hotels, Restaurants & Leisure	1,116	138,876
a	Fastighets AB Balder, Class B	Real Estate Management & Development	3,864	28,433
	Getinge AB, Class B	Health Care Equipment & Supplies	1,356	27,316
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	3,708	60,541
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	12,912	152,998
a	Holmen AB, Class B	Paper & Forest Products	480	19,546
	Husqvarna AB, Class B	Machinery	2,124	18,204
	Industrivarden AB, Class A	Financial Services	780	26,852
	Industrivarden AB, Class C	Financial Services	924	31,809
a	Indutrade AB	Machinery	1,656	45,208
	Investment AB Latour, Class B	Industrial Conglomerates	888	23,378
	Investor AB, Class A	Financial Services	2,628	65,426
	Investor AB, Class B	Financial Services	10,164	255,369
	L E Lundbergforetagen AB, Class B	Financial Services	456	24,709
	Lifco AB, Class B	Industrial Conglomerates	1,416	37,027
	Nibe Industrier AB, Class B	Building Products	8,976	44,122
	Saab AB, Class B	Aerospace & Defense	564	50,215
	Sagax AB, Class B	Real Estate Management & Development	1,332	35,179
	Sagax AB, Class D	Real Estate Management & Development	720	2,013
	Sandvik AB	Machinery	6,576	146,187

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Securitas AB, Class B	Commercial Services & Supplies	3,000	$30,961
	Skandinaviska Enskilda Banken AB, Class A	Banks	7,704	104,436
	Skandinaviska Enskilda Banken AB, Class C	Banks	132	1,872
	Skanska AB, Class B	Construction & Engineering	2,220	39,552
	SKF AB, Class B	Machinery	2,376	48,553
	SSAB AB, Class A	Metals & Mining	1,464	10,816
	SSAB AB, Class B	Metals & Mining	4,032	29,752
	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	3,684	56,608
	Svenska Handelsbanken AB, Class A	Banks	9,180	92,937
	Svenska Handelsbanken AB, Class B	Banks	228	2,887
	Sweco AB, Class B	Construction & Engineering	1,248	14,064
	Swedbank AB, Class A	Banks	6,156	122,227
a	Swedish Orphan Biovitrum AB	Biotechnology	1,368	34,185
	Tele2 AB, Class B	Wireless Telecommunication Services	3,432	28,213
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	17,940	96,708
	Telia Co. AB	Diversified Telecommunication Services	15,060	38,634
	Trelleborg AB, Class B	Machinery	1,344	48,128
	Volvo AB, Class A	Machinery	1,248	34,408
	Volvo AB, Class B	Machinery	9,372	254,271
a	Volvo Car AB, Class B	Automobiles	3,924	14,892

				3,452,815

	Switzerland 13.7%
	ABB Ltd.	Electrical Equipment	9,264	430,853
	Adecco Group AG	Professional Services	972	38,483
	Alcon, Inc.	Health Care Equipment & Supplies	3,036	251,927
a	Avolta AG	Specialty Retail	636	26,501
	Bachem Holding AG, Class B	Life Sciences Tools & Services	192	18,418
	Baloise Holding AG	Insurance	276	43,298
	Banque Cantonale Vaudoise	Banks	168	19,547
	Barry Callebaut AG	Food Products	23	33,426
	Belimo Holding AG	Building Products	60	29,457
	BKW AG	Electric Utilities	108	16,595
	Chocoladefabriken Lindt & Spruengli AG	Food Products	12	143,755
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	3,288	501,943
a	Clariant AG	Chemicals	1,380	18,677
	Coca-Cola HBC AG	Beverages	1,212	38,322
	DKSH Holding AG	Trading Companies & Distributors	216	14,712
	DSM-Firmenich AG	Chemicals	1,068	121,573
	Emmi AG	Food Products	12	11,924
	EMS-Chemie Holding AG	Chemicals	41	31,500
	Flughafen Zurich AG	Transportation Infrastructure	120	27,259
	Geberit AG	Building Products	204	120,719
	Georg Fischer AG	Machinery	504	37,435
	Givaudan SA	Chemicals	49	218,479
	Helvetia Holding AG	Insurance	216	29,809
	Julius Baer Group Ltd.	Capital Markets	1,260	72,855
	Kuehne & Nagel International AG	Marine Transportation	300	83,602
	Logitech International SA	Technology Hardware, Storage & Peripherals	972	87,153
	Lonza Group AG	Life Sciences Tools & Services	444	266,291
	Nestle SA	Food Products	16,500	1,754,052
	Novartis AG	Pharmaceuticals	12,816	1,243,182
	Partners Group Holding AG	Capital Markets	132	188,760
	PSP Swiss Property AG	Real Estate Management & Development	276	36,220
	Roche Holding AG	Pharmaceuticals	4,260	1,086,402
	Roche Holding AG	Pharmaceuticals	180	48,562
a	Sandoz Group AG	Pharmaceuticals	2,676	80,841
	Schindler Holding AG, PC	Machinery	252	63,539

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Schindler Holding AG	Machinery	120	$29,310
a	SGS SA	Professional Services	900	87,392
	SIG Group AG	Containers & Packaging	2,040	45,298
	Sika AG	Chemicals	936	279,127
	Sonova Holding AG	Health Care Equipment & Supplies	312	90,444
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,020	173,317
	Straumann Holding AG	Health Care Equipment & Supplies	660	105,518
	Swatch Group AG	Textiles, Apparel & Luxury Goods	180	41,847
	Swatch Group AG	Textiles, Apparel & Luxury Goods	324	14,712
	Swiss Life Holding AG	Insurance	180	126,342
	Swiss Prime Site AG	Real Estate Management & Development	468	44,192
	Swiss Re AG	Insurance	1,800	231,720
a	Swisscom AG	Diversified Telecommunication Services	156	95,502
	Tecan Group AG	Life Sciences Tools & Services	84	34,861
	Temenos AG	Software	372	26,631
	UBS Group AG	Capital Markets	18,660	574,696
b	VAT Group AG	Machinery	156	80,936
	Zurich Insurance Group AG	Insurance	888	479,443

				9,797,359

	United Kingdom 17.9%
	3i Group PLC	Capital Markets	5,928	210,353
	abrdn PLC	Capital Markets	11,820	21,069
	Admiral Group PLC	Insurance	1,872	67,089
	Allfunds Group PLC	Capital Markets	2,076	15,011
	Anglo American PLC	Metals & Mining	7,440	183,441
	Ashtead Group PLC	Trading Companies & Distributors	2,664	189,803
	Associated British Foods PLC	Food Products	2,076	65,510
	AstraZeneca PLC	Pharmaceuticals	9,132	1,231,814
b	Auto Trader Group PLC	Interactive Media & Services	5,544	49,038
	Aviva PLC	Insurance	16,620	104,262
	B&M European Value Retail SA	Broadline Retail	6,264	43,189
	BAE Systems PLC	Aerospace & Defense	18,708	318,926
	Barclays PLC	Banks	91,836	212,534
	Barratt Developments PLC	Household Durables	6,024	36,192
	Beazley PLC	Insurance	4,044	33,998
	Berkeley Group Holdings PLC	Household Durables	648	38,948
	BP PLC	Oil, Gas & Consumable Fuels	103,032	645,179
	British American Tobacco PLC	Tobacco	12,420	377,491
	British Land Co. PLC	Diversified REITs	5,688	28,397
	BT Group PLC	Diversified Telecommunication Services	38,844	53,805
	Bunzl PLC	Trading Companies & Distributors	2,076	79,934
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,208	33,834
	Centrica PLC	Multi-Utilities	33,744	54,414
	Compass Group PLC	Hotels, Restaurants & Leisure	10,632	311,999
b	ConvaTec Group PLC	Health Care Equipment & Supplies	10,164	36,773
	Croda International PLC	Chemicals	864	53,503
	Diageo PLC	Beverages	13,572	501,572
	DS Smith PLC	Containers & Packaging	7,896	39,569
	Endeavour Mining PLC	Metals & Mining	1,128	22,927
	Ferguson PLC	Trading Companies & Distributors	1,260	275,761
	GSK PLC	Pharmaceuticals	24,912	537,698
	Haleon PLC	Personal Care Products	40,728	171,379
	Halma PLC	Electronic Equipment, Instruments & Components	2,340	69,998
	Hargreaves Lansdown PLC	Capital Markets	2,352	21,868
	Hikma Pharmaceuticals PLC	Pharmaceuticals	972	23,557
	Howden Joinery Group PLC	Trading Companies & Distributors	3,264	37,390
	HSBC Holdings PLC	Banks	118,068	923,235

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Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	IMI PLC	Machinery	1,584	$36,318
	Imperial Brands PLC	Tobacco	5,496	122,888
	Informa PLC	Media	8,604	90,343
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,020	106,199
	Intermediate Capital Group PLC	Capital Markets	1,716	44,525
a	International Consolidated Airlines Group SA	Passenger Airlines	9,972	22,265
	Intertek Group PLC	Professional Services	996	62,721
	J Sainsbury PLC	Consumer Staples Distribution & Retail	10,584	36,153
	JD Sports Fashion PLC	Specialty Retail	15,252	25,914
	Johnson Matthey PLC	Chemicals	1,128	25,492
	Kingfisher PLC	Specialty Retail	11,592	36,521
	Land Securities Group PLC	Diversified REITs	4,512	37,516
	Legal & General Group PLC	Insurance	36,144	116,156
	Lloyds Banking Group PLC	Banks	393,912	257,563
	London Stock Exchange Group PLC	Capital Markets	2,880	345,261
	M&G PLC	Financial Services	13,512	37,637
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	12,132	40,629
	Melrose Industries PLC	Aerospace & Defense	8,304	70,598
	National Grid PLC	Multi-Utilities	22,980	309,454
	NatWest Group PLC	Banks	33,888	113,658
	Next PLC	Broadline Retail	744	86,768
a,c	NMC Health PLC	Health Care Providers & Services	1,159	—
a	Ocado Group PLC	Consumer Staples Distribution & Retail	3,756	21,593
	Pearson PLC	Diversified Consumer Services	4,392	57,812
a,d	Pepco Group NV	Broadline Retail	888	4,008
	Persimmon PLC	Household Durables	1,968	32,717
	Phoenix Group Holdings PLC	Insurance	4,536	31,665
	Prudential PLC	Insurance	16,836	158,022
	Reckitt Benckiser Group PLC	Household Products	4,392	250,335
	RELX PLC	Professional Services	11,724	507,106
	Rentokil Initial PLC	Commercial Services & Supplies	15,636	93,171
	Rightmove PLC	Interactive Media & Services	5,052	35,075
a	Rolls-Royce Holdings PLC	Aerospace & Defense	51,324	276,651
	RS Group PLC	Trading Companies & Distributors	2,940	26,993
	Sage Group PLC	Software	6,324	101,098
	Schroders PLC	Capital Markets	5,196	24,719
	Segro PLC	Industrial REITs	8,220	93,850
	Severn Trent PLC	Water Utilities	1,632	50,922
	Smith & Nephew PLC	Health Care Equipment & Supplies	5,412	67,793
	Smiths Group PLC	Industrial Conglomerates	2,172	45,039
	Spirax-Sarco Engineering PLC	Machinery	456	57,892
	SSE PLC	Electric Utilities	6,660	138,819
	St. James’s Place PLC	Capital Markets	3,288	19,293
	Standard Chartered PLC	Banks	13,572	115,110
	Taylor Wimpey PLC	Household Durables	21,948	37,998
	Tesco PLC	Consumer Staples Distribution & Retail	43,188	161,817
	Unilever PLC	Personal Care Products	15,324	769,579
	UNITE Group PLC	Residential REITs	2,124	26,241
	United Utilities Group PLC	Water Utilities	4,236	55,063
	Vodafone Group PLC	Wireless Telecommunication Services	133,188	118,549
	Weir Group PLC	Machinery	1,620	41,380
	Whitbread PLC	Hotels, Restaurants & Leisure	1,188	49,735
a	Wise PLC, Class A	Financial Services	4,620	54,195
	WPP PLC	Media	6,432	61,232

				12,731,511

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SCHEDULE OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 1.1%
	Holcim AG, Class B	Construction Materials	3,204	$290,484
a	Qiagen NV	Life Sciences Tools & Services	1,327	56,803
	Stellantis NV	Automobiles	13,164	374,550
	Tenaris SA	Energy Equipment & Services	2,880	56,967

				778,804

	Total Common Stocks (Cost $69,269,009)			69,415,555

	Preferred Stocks 0.6%
	Germany 0.6%
e	Bayerische Motoren Werke AG, 8.571%, pfd.	Automobiles	348	37,358
e	FUCHS SE, 2.331%, pfd.	Chemicals	420	20,820
e	Henkel AG & Co. KGaA, 2.483%, pfd.	Household Products	996	80,138
e	Sartorius AG, 0.391%, pfd.	Life Sciences Tools & Services	156	62,102
e	Sixt SE, 9.015%, pfd.	Ground Transportation	96	7,050
e	Volkswagen AG, 7.131%, pfd.	Automobiles	1,248	165,569

				373,037

	Spain 0.0%†
a,e	Grifols SA, Class B, pfd.	Biotechnology	1,560	10,168

	Total Preferred Stocks (Cost $462,324)			383,205

	Total Investments (Cost $69,731,333) 98.0%			69,798,760
	Other Assets, less Liabilities 2.0%			1,456,483

	Net Assets 100.0%			$71,255,243

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $1,575,370, representing 2.2% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $4,008, representing 0.0% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	19	$1,035,234	6/21/24	$28,969
FTSE 100 Index	Long	3	302,725	6/21/24	8,542

Total Futures Contracts					$37,511

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Eurozone ETFa

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.60	$27.12	$25.72	$19.15	$22.81

Income from investment operations[b]:

Net investment income[c]	0.56	0.86	0.76	0.59	0.73

Net realized and unrealized gains (losses)	2.67	0.65	1.51	6.45	(2.92)

Total from investment operations	3.23	1.51	2.27	7.04	(2.19)

Less distributions from:

Net investment income	(0.79)	(0.64)	(0.87)	(0.47)	(1.47)

Net realized gains	—	(4.39)	—	—	—

Total distributions	(0.79)	(5.03)	(0.87)	(0.47)	(1.47)

Net asset value, end of year	$26.04	$23.60	$27.12	$25.72	$19.15

Total return[d]	13.90%	7.53%	8.75%	36.92%	(10.67)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.07%[e]	0.15%[f]	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.07%[e]	0.15%[f]	0.09%	0.09%	0.09%

Net investment income	2.36%	3.44%	2.77%	2.58%	3.10%

Supplemental data

Net assets, end of year (000’s)	$20,828	$14,163	$21,695	$15,429	$3,831

Portfolio turnover rate[g]	77.86%[h]	22.30%[h]	11.67%[h]	12.87%[h]	14.81%[h]

aEffective August 1, 2023,Formerly, Franklin FTSE Europe Hedged ETF was renamed Franklin FTSE Eurozone ETF.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eThe expense ratios include a reversal of excess European Union tax reclaims contingency fees for the year ended 2023. If these fees had not been reversed, the gross and net expense ratios would have been 0.09% each for the year ending March 31, 2024.

fExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	78.57%	22.37%	11.67%	12.87%	14.81%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Eurozone ETF

		Industry	Shares	Value
	Common Stocks 98.5%
	Austria 0.6%
	ANDRITZ AG	Machinery	248	$15,481
	Erste Group Bank AG	Banks	1,088	48,529
	OMV AG	Oil, Gas & Consumable Fuels	516	24,442
	Raiffeisen Bank International AG	Banks	464	9,251
	Telekom Austria AG	Diversified Telecommunication Services	324	2,712
	Verbund AG	Electric Utilities	236	17,268
	voestalpine AG	Metals & Mining	388	10,895

				128,578

	Belgium 2.5%
	Ackermans & van Haaren NV	Construction & Engineering	80	13,997
	Ageas SA	Insurance	592	27,428
	Anheuser-Busch InBev SA	Beverages	3,564	217,321
	D’ieteren Group	Distributors	80	17,764
	Elia Group SA	Electric Utilities	136	14,688
	Groupe Bruxelles Lambert NV	Financial Services	304	23,002
	KBC Group NV	Banks	884	66,277
	Lotus Bakeries NV	Food Products	1	9,666
	Sofina SA	Financial Services	64	14,377
	Solvay SA	Chemicals	252	6,886
a	Syensqo SA	Chemicals	264	25,028
	UCB SA	Pharmaceuticals	436	53,869
	Umicore SA	Chemicals	732	15,807
	Warehouses De Pauw CVA	Industrial REITs	604	17,260

				523,370

	Finland 2.9%
	Elisa OYJ	Diversified Telecommunication Services	500	22,329
	Fortum OYJ	Electric Utilities	1,592	19,678
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	972	18,177
	Kone OYJ, Class B	Machinery	1,160	54,046
	Metso OYJ	Machinery	2,320	27,574
	Neste OYJ	Oil, Gas & Consumable Fuels	1,476	40,012
	Nokia OYJ	Communications Equipment	18,664	66,337
	Nordea Bank Abp	Banks	11,948	135,103
	Orion OYJ, Class B	Pharmaceuticals	376	14,038
	Sampo OYJ, Class A	Insurance	1,584	67,642
	Stora Enso OYJ, Class R	Paper & Forest Products	2,020	28,110
	UPM-Kymmene OYJ	Paper & Forest Products	1,896	63,212
	Valmet OYJ	Machinery	592	15,594
	Wartsila OYJ Abp	Machinery	1,756	26,721

				598,573

	France 33.6%
	Accor SA	Hotels, Restaurants & Leisure	628	29,368
	Aeroports de Paris SA	Transportation Infrastructure	112	15,374
	Air Liquide SA	Chemicals	1,836	382,379
	Airbus SE	Aerospace & Defense	2,092	385,718
b	ALD SA	Ground Transportation	704	4,980
	Alstom SA	Machinery	1,024	15,627
b	Amundi SA	Capital Markets	204	14,023
	Arkema SA	Chemicals	204	21,490
	AXA SA	Insurance	6,352	238,836
	BioMerieux	Health Care Equipment & Supplies	152	16,785
	BNP Paribas SA	Banks	3,660	260,331
	Bollore SE	Entertainment	3,128	20,911
	Bouygues SA	Construction & Engineering	648	26,475
	Bureau Veritas SA	Professional Services	1,028	31,398

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Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Capgemini SE	IT Services	576	$132,690
	Carrefour SA	Consumer Staples Distribution & Retail	1,908	32,713
	Cie de Saint-Gobain SA	Building Products	1,636	127,092
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,508	96,211
	Covivio SA	Diversified REITs	184	9,479
	Credit Agricole SA	Banks	3,592	53,597
	Danone SA	Food Products	2,236	144,627
	Dassault Aviation SA	Aerospace & Defense	81	17,846
	Dassault Systemes SE	Software	2,396	106,198
	Edenred SE	Financial Services	900	48,075
	Eiffage SA	Construction & Engineering	276	31,343
	Engie SA	Multi-Utilities	6,224	104,257
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,088	246,406
	Eurazeo SE	Financial Services	172	15,093
	Gecina SA	Office REITs	184	18,809
	Getlink SE	Transportation Infrastructure	1,236	21,064
	Hermes International SCA	Textiles, Apparel & Luxury Goods	122	311,744
	Ipsen SA	Pharmaceuticals	124	14,771
a	JCDecaux SE	Media	264	5,132
	Kering SA	Textiles, Apparel & Luxury Goods	255	100,893
	Klepierre SA	Retail REITs	752	19,492
b	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	360	14,689
	Legrand SA	Electrical Equipment	912	96,743
	L’Oreal SA	Personal Care Products	828	392,258
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	884	795,950
b	Neoen SA	Independent Power Producers & Energy Traders	244	6,915
	Orange SA	Diversified Telecommunication Services	6,800	79,961
	Pernod Ricard SA	Beverages	728	117,897
	Publicis Groupe SA	Media	812	88,617
	Remy Cointreau SA	Beverages	80	8,073
	Renault SA	Automobiles	692	34,973
	Rexel SA	Trading Companies & Distributors	868	23,464
	Safran SA	Aerospace & Defense	1,216	275,854
	Sanofi SA	Pharmaceuticals	3,888	381,945
a	Sartorius Stedim Biotech	Life Sciences Tools & Services	92	26,261
	Schneider Electric SE	Electrical Equipment	1,908	432,013
	SCOR SE	Insurance	540	18,703
	SEB SA	Household Durables	88	11,272
	Societe Generale SA	Banks	2,596	69,559
	Sodexo SA	Hotels, Restaurants & Leisure	316	27,125
a	SOITEC	Semiconductors & Semiconductor Equipment	88	9,114
	Teleperformance SE	Professional Services	216	21,014
	Thales SA	Aerospace & Defense	348	59,402
	TotalEnergies SE	Oil, Gas & Consumable Fuels	7,368	505,536
a	Unibail-Rodamco-Westfield	Retail REITs	368	29,609
	Valeo SE	Automobile Components	820	10,264
	Veolia Environnement SA	Multi-Utilities	2,220	72,240
	Vinci SA	Construction & Engineering	1,744	223,687
	Vivendi SE	Media	2,212	24,129
	Wendel SE	Financial Services	96	9,808
a,b	Worldline SA	Financial Services	876	10,861

				6,999,163

	Germany 24.4%
	adidas AG	Textiles, Apparel & Luxury Goods	588	131,453
	Allianz SE	Insurance	1,396	418,833
	BASF SE	Chemicals	3,180	181,783
	Bayer AG	Pharmaceuticals	3,496	107,343

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Germany (continued)
	Bayerische Motoren Werke AG	Automobiles	1,104	$127,531
	Bechtle AG	IT Services	296	15,658
	Beiersdorf AG	Personal Care Products	356	51,886
	Brenntag SE	Trading Companies & Distributors	472	39,802
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	16,508
	Commerzbank AG	Banks	3,692	50,759
	Continental AG	Automobile Components	392	28,323
a,b	Covestro AG	Chemicals	656	35,906
	CTS Eventim AG & Co. KGaA	Entertainment	212	18,878
	Daimler Truck Holding AG	Machinery	1,912	96,971
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	700	20,045
	Deutsche Bank AG	Capital Markets	7,276	114,586
	Deutsche Boerse AG	Capital Markets	656	134,363
a	Deutsche Lufthansa AG	Passenger Airlines	2,148	16,891
	Deutsche Post AG	Air Freight & Logistics	3,556	153,293
	Deutsche Telekom AG	Diversified Telecommunication Services	11,544	280,519
	Deutsche Wohnen SE	Real Estate Management & Development	176	3,612
b	DWS Group GmbH & Co. KGaA	Capital Markets	148	6,518
	E.ON SE	Multi-Utilities	7,924	110,269
	Evonik Industries AG	Chemicals	736	14,566
	Fielmann Group AG	Specialty Retail	88	4,045
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	6,543
	Fresenius Medical Care AG	Health Care Providers & Services	736	28,337
	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,456	39,312
	FUCHS SE	Chemicals	116	4,560
	GEA Group AG	Machinery	612	25,903
	Hannover Rueck SE	Insurance	216	59,183
	Heidelberg Materials AG	Construction Materials	492	54,172
	Henkel AG & Co. KGaA	Household Products	364	26,245
	HOCHTIEF AG	Construction & Engineering	76	8,840
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,668	158,881
	KION Group AG	Machinery	256	13,487
	Knorr-Bremse AG	Machinery	236	17,867
a	LEG Immobilien SE	Real Estate Management & Development	260	22,346
	Mercedes-Benz Group AG	Automobiles	3,072	244,884
	Merck KGaA	Pharmaceuticals	460	81,276
	MTU Aero Engines AG	Aerospace & Defense	192	48,771
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	488	238,380
	Nemetschek SE	Software	188	18,623
	Puma SE	Textiles, Apparel & Luxury Goods	356	16,156
	Rational AG	Machinery	17	14,670
	Rheinmetall AG	Aerospace & Defense	156	87,778
	RWE AG	Independent Power Producers & Energy Traders	2,552	86,709
	SAP SE	Software	3,920	763,995
a	Sartorius AG	Life Sciences Tools & Services	8	2,376
b	Scout24 SE	Interactive Media & Services	264	19,918
	Siemens AG	Industrial Conglomerates	2,664	509,135
a	Siemens Energy AG	Electrical Equipment	1,928	35,408
a,b	Siemens Healthineers AG	Health Care Equipment & Supplies	980	60,032
	Sixt SE	Ground Transportation	48	4,793
	Symrise AG	Chemicals	468	56,079
	Talanx AG	Insurance	196	15,537
	thyssenkrupp AG	Metals & Mining	1,768	9,498
	Traton SE	Machinery	168	6,049
	Volkswagen AG	Automobiles	100	15,293
	Vonovia SE	Real Estate Management & Development	2,472	73,151

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Germany (continued)
	Wacker Chemie AG	Chemicals	52	$5,872
a,b	Zalando SE	Specialty Retail	768	21,972

				5,082,372

	Ireland 0.8%
	AIB Group PLC	Banks	5,540	28,145
	Bank of Ireland Group PLC	Banks	3,768	38,456
	Glanbia PLC	Food Products	644	12,714
	Kerry Group PLC, Class A	Food Products	552	47,359
	Kingspan Group PLC	Building Products	536	48,892

				175,566

	Italy 7.6%
	A2A SpA	Multi-Utilities	5,404	9,767
	Amplifon SpA	Health Care Providers & Services	464	16,938
	Assicurazioni Generali SpA	Insurance	4,436	112,394
	Banca Mediolanum SpA	Financial Services	868	9,543
	Banco BPM SpA	Banks	4,956	33,014
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	120	13,738
	Buzzi SpA	Construction Materials	308	12,108
	Davide Campari-Milano NV	Beverages	1,704	17,137
	DiaSorin SpA	Health Care Equipment & Supplies	76	7,346
	Enel SpA	Electric Utilities	27,744	183,347
	Eni SpA	Oil, Gas & Consumable Fuels	7,612	120,421
	Ferrari NV	Automobiles	424	185,000
	FinecoBank Banca Fineco SpA	Banks	2,156	32,331
	Hera SpA	Multi-Utilities	2,660	9,382
b	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,300	14,784
	Interpump Group SpA	Machinery	284	13,861
	Intesa Sanpaolo SpA	Banks	57,680	209,496
	Italgas SpA	Gas Utilities	1,760	10,264
	Leonardo SpA	Aerospace & Defense	1,436	36,104
	Mediobanca Banca di Credito Finanziario SpA	Banks	2,276	33,946
	Moncler SpA	Textiles, Apparel & Luxury Goods	732	54,691
a,b	Nexi SpA	Financial Services	2,952	18,727
b	Pirelli & C SpA	Automobile Components	1,756	10,764
b	Poste Italiane SpA	Insurance	1,644	20,605
	Prysmian SpA	Electrical Equipment	972	50,798
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	348	19,258
	Reply SpA	IT Services	80	11,336
	Snam SpA	Gas Utilities	8,084	38,206
a	Telecom Italia SpA	Diversified Telecommunication Services	38,520	9,364
a	Telecom Italia SpA	Diversified Telecommunication Services	21,652	5,331
	Terna - Rete Elettrica Nazionale	Electric Utilities	4,984	41,232
	UniCredit SpA	Banks	5,932	225,351
	UnipolSai Assicurazioni SpA	Insurance	1,504	4,360

				1,590,944

	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	1,764	48,495
	Eurofins Scientific SE	Life Sciences Tools & Services	464	29,606
	RTL Group SA	Media	140	4,730

				82,831

	Netherlands 15.1%
	Aalberts NV	Machinery	344	16,566
b	ABN AMRO Bank NV, GDR	Banks	1,572	26,909
a,b	Adyen NV	Financial Services	105	177,811

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SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Netherlands (continued)
	Aegon Ltd.	Insurance	5,992	$36,563
	Akzo Nobel NV	Chemicals	616	46,024
a	Argenx SE	Biotechnology	212	83,822
	ASM International NV	Semiconductors & Semiconductor Equipment	168	102,677
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,408	1,356,715
	ASR Nederland NV	Insurance	524	25,687
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	268	41,072
b	CTP NV	Real Estate Management & Development	368	6,566
b	Euronext NV	Capital Markets	284	27,053
	EXOR NV	Financial Services	364	40,511
	Ferrovial SE	Construction & Engineering	1,872	74,158
	Heineken Holding NV	Beverages	468	37,807
	Heineken NV	Beverages	1,004	96,873
	IMCD NV	Trading Companies & Distributors	200	35,284
	ING Groep NV	Banks	12,120	199,564
	JDE Peet’s NV	Food Products	432	9,079
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,396	101,668
	Koninklijke KPN NV	Diversified Telecommunication Services	11,768	44,051
	Koninklijke Philips NV	Health Care Equipment & Supplies	2,776	55,782
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	232	8,952
	NN Group NV	Insurance	992	45,876
	OCI NV	Chemicals	348	9,543
a	Pluxee NV	Commercial Services & Supplies	304	8,996
	Prosus NV	Broadline Retail	5,412	169,942
	Randstad NV	Professional Services	384	20,288
b	Signify NV	Electrical Equipment	448	13,828
	Universal Music Group NV	Entertainment	2,688	80,937
	Wolters Kluwer NV	Professional Services	872	136,744

				3,137,348

	Poland 0.1%
a	InPost SA	Air Freight & Logistics	732	11,293
	Portugal 0.4%
	EDP - Energias de Portugal SA	Electric Utilities	10,672	41,608
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,552	25,671
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	988	19,612

				86,891

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	1,168	—

	Spain 7.9%
	Acciona SA	Electric Utilities	80	9,750
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	857	35,893
b	Aena SME SA	Transportation Infrastructure	248	48,867
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,580	101,429
	Banco Bilbao Vizcaya Argentaria SA	Banks	20,860	248,718
	Banco de Sabadell SA	Banks	19,064	29,957
	Banco Santander SA	Banks	57,304	279,828
	Bankinter SA	Banks	2,256	16,524
	CaixaBank SA	Banks	13,456	65,295
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	2,012	71,208
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	4,446
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,032	13,982
	Enagas SA	Gas Utilities	864	12,844
	Endesa SA	Electric Utilities	1,160	21,504
	Fomento de Construcciones y Contratas SA	Construction & Engineering	152	2,075
a	Grifols SA	Biotechnology	1,176	10,590

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Spain (continued)
	Iberdrola SA	Electric Utilities	20,956	$260,160
	Industria de Diseno Textil SA	Specialty Retail	3,756	189,316
	Mapfre SA	Insurance	3,556	8,994
	Merlin Properties Socimi SA	Diversified REITs	1,200	12,928
	Naturgy Energy Group SA	Gas Utilities	492	10,680
	Redeia Corp. SA	Electric Utilities	1,548	26,424
	Repsol SA	Oil, Gas & Consumable Fuels	4,336	72,304
	Telefonica SA	Diversified Telecommunication Services	18,184	80,303

				1,634,019

	Switzerland 0.8%
	DSM-Firmenich AG	Chemicals	624	71,031
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,332	100,541

				171,572

	United Kingdom 0.0%†
	Allfunds Group PLC	Capital Markets	1,172	8,474
a,c	NMC Health PLC	Health Care Providers & Services	60	—

				8,474

	United States 1.4%
a	Qiagen NV	Life Sciences Tools & Services	772	33,046
	Stellantis NV	Automobiles	7,624	216,923
	Tenaris SA	Energy Equipment & Services	1,632	32,281

				282,250

	Total Common Stocks (Cost $19,285,538)			20,513,244

	Preferred Stocks 1.0%
	Germany 1.0%
d	Bayerische Motoren Werke AG, 8.571%, pfd.	Automobiles	204	21,900
d	FUCHS SE, 2.331%, pfd.	Chemicals	244	12,095
d	Henkel AG & Co. KGaA, 2.483%, pfd.	Household Products	580	46,667
d	Sartorius AG, 0.391%, pfd.	Life Sciences Tools & Services	88	35,032
d	Sixt SE, 9.015%, pfd.	Ground Transportation	60	4,406
d	Volkswagen AG, 7.131%, pfd.	Automobiles	716	94,990

				215,090

	Spain 0.0%†
a	Grifols SA, Class B, pfd.	Biotechnology	908	5,918

	Total Preferred Stocks (Cost $245,154)			221,008

	Total Investments before Short-Term Investments (Cost $19,530,692)			20,734,252

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Eurozone ETF (continued)

		Industry	Shares	Value

	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
e,f	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	Money Market Funds	2	$2

	Total Short-Term Investments (Cost $2)			2

	Total Investments (Cost $19,530,694) 99.5%			20,734,254
	Other Assets, less Liabilities 0.5%			93,831

	Net Assets 100.0%			$20,828,085

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $652,981, representing 3.1% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	2	$108,972	6/21/24	$1,958

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Year Ended March 31,

	2024		2023	2022	2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.10		$22.37	$25.98	$16.73		$20.70

Income from investment operations[a]:

Net investment income[b]	0.66		0.60	0.70	0.61		0.52

Net realized and unrealized gains (losses)	2.75		(0.20)	(3.63)	9.29		(3.92)

Total from investment operations	3.41		0.40	(2.93)	9.90		(3.40)

Less distributions from net investment income	(0.69)		(0.67)	(0.68)	(0.65)		(0.57)

Net asset value, end of year	$24.82		$22.10	$22.37	$25.98		$16.73

Total return[c]	15.78%		2.41%	(11.68)%	59.79%		(17.00)%

Ratios to average net assets

Total expenses	0.09%		0.09%	0.09%	0.09%		0.09%

Net investment income	2.95%		3.11%	2.73%	2.66%		2.46%

Supplemental data

Net assets, end of year (000’s)	$19,857		$17,683	$16,775	$9,093		$4,182

Portfolio turnover rate[d]	4.14%	[e]	4.21% [e]	6.70% [e]	5.79%	[e]	5.74% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	4.14%	4.21%	6.70%	5.79%	5.74%

220	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Germany ETF

		Industry	Shares	Value

	Common Stocks 95.9%
	Germany 95.2%
	adidas AG	Textiles, Apparel & Luxury Goods	2,192	$490,044
	Allianz SE	Insurance	5,191	1,557,424
	BASF SE	Chemicals	11,824	675,912
	Bayer AG	Pharmaceuticals	13,072	401,368
	Bayerische Motoren Werke AG	Automobiles	4,112	475,005
	Bechtle AG	IT Services	1,088	57,553
	Beiersdorf AG	Personal Care Products	1,328	193,551
	Brenntag SE	Trading Companies & Distributors	1,760	148,414
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	496	62,032
	Commerzbank AG	Banks	13,744	188,958
	Continental AG	Automobile Components	1,456	105,199
a,b	Covestro AG	Chemicals	2,464	134,866
	CTS Eventim AG & Co. KGaA	Entertainment	768	68,387
	Daimler Truck Holding AG	Machinery	7,120	361,104
a,b	Delivery Hero SE	Hotels, Restaurants & Leisure	2,624	75,141
	Deutsche Bank AG	Capital Markets	27,024	425,589
	Deutsche Boerse AG	Capital Markets	2,448	501,404
b	Deutsche Lufthansa AG	Passenger Airlines	7,872	61,901
	Deutsche Post AG	Air Freight & Logistics	13,200	569,028
	Deutsche Telekom AG	Diversified Telecommunication Services	42,928	1,043,150
	Deutsche Wohnen SE	Real Estate Management & Development	672	13,789
a	DWS Group GmbH & Co. KGaA	Capital Markets	544	23,959
	E.ON SE	Multi-Utilities	29,488	410,349
	Evonik Industries AG	Chemicals	2,720	53,832
	Fielmann Group AG	Specialty Retail	320	14,709
b	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	464	24,485
	Fresenius Medical Care AG	Health Care Providers & Services	2,704	104,109
	Fresenius SE & Co. KGaA	Health Care Providers & Services	5,424	146,448
	FUCHS SE	Chemicals	416	16,354
	GEA Group AG	Machinery	2,272	96,163
	Hannover Rueck SE	Insurance	800	219,197
	Heidelberg Materials AG	Construction Materials	1,856	204,357
	Henkel AG & Co. KGaA	Household Products	1,328	95,750
	HOCHTIEF AG	Construction & Engineering	288	33,499
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	17,328	589,779
	KION Group AG	Machinery	944	49,732
	Knorr-Bremse AG	Machinery	880	66,623
b	LEG Immobilien SE	Real Estate Management & Development	976	83,884
	Mercedes-Benz Group AG	Automobiles	11,424	910,662
	Merck KGaA	Pharmaceuticals	1,712	302,490
	MTU Aero Engines AG	Aerospace & Defense	720	182,892
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,808	883,179
	Nemetschek SE	Software	720	71,321
	Puma SE	Textiles, Apparel & Luxury Goods	1,312	59,541
	Rational AG	Machinery	64	55,227
	Rheinmetall AG	Aerospace & Defense	576	324,104
	RWE AG	Independent Power Producers & Energy Traders	9,472	321,828
	SAP SE	Software	14,576	2,840,816
b	Sartorius AG	Life Sciences Tools & Services	32	9,504
a	Scout24 SE	Interactive Media & Services	976	73,638
	Siemens AG	Industrial Conglomerates	9,904	1,892,821
b	Siemens Energy AG	Electrical Equipment	7,136	131,055
a,b	Siemens Healthineers AG	Health Care Equipment & Supplies	3,680	225,428
	Sixt SE	Ground Transportation	176	17,573

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Germany (continued)
	Symrise AG	Chemicals	1,728	$207,059
	Talanx AG	Insurance	704	55,807
	thyssenkrupp AG	Metals & Mining	6,432	34,552
	Traton SE	Machinery	656	23,621
	Volkswagen AG	Automobiles	384	58,724
	Vonovia SE	Real Estate Management & Development	9,248	273,667
	Wacker Chemie AG	Chemicals	208	23,486
a,b	Zalando SE	Specialty Retail	2,896	82,852

				18,904,895

	Luxembourg 0.1%
	RTL Group SA	Media	496	16,756

	United States 0.6%
b	Qiagen NV	Life Sciences Tools & Services	2,848	121,911

	Total Common Stocks (Cost $18,347,350)			19,043,562

	Preferred Stocks 4.0%
	Germany 4.0%
c	Bayerische Motoren Werke AG, 8.571%, pfd.	Automobiles	752	80,729
c	FUCHS SE, 2.331%, pfd.	Chemicals	912	45,209
c	Henkel AG & Co. KGaA, 2.483%, pfd.	Household Products	2,176	175,081
c	Sartorius AG, 0.391%, pfd.	Life Sciences Tools & Services	327	130,175
c	Sixt SE, 9.015%, pfd.	Ground Transportation	224	16,450
c	Volkswagen AG, 7.131%, pfd.	Automobiles	2,672	354,487

	Total Preferred Stocks (Cost $1,020,858)			802,131

	Total Investments (Cost $19,368,208) 99.9%			19,845,693
	Other Assets, less Liabilities 0.1%			11,329

	Net Assets 100.0%			$19,857,022

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $615,884, representing 3.1% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

222	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Year Ended March 31,

	2024	2023	2022	2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.34	$23.43	$28.10	$20.58		$26.82

Income from investment operations[a]:

Net investment income[b]	0.90	0.77	0.74	0.72		0.77

Net realized and unrealized gains (losses)	(4.84)	(2.03)	(4.72)	7.61		(6.25)

Total from investment operations	(3.94)	(1.26)	(3.98)	8.33		(5.48)

Less distributions from net investment income	(0.98)	(0.83)	(0.69)	(0.81)		(0.76)

Net asset value, end of year	$16.42	$21.34	$23.43	$28.10		$20.58

Total return[c]	(18.96)%	(5.39)%	(14.41)%	41.14%		(20.90)%

Ratios to average net assets

Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%

Net investment income	4.72%	3.60%	2.79%	2.99%		3.10%

Supplemental data

Net assets, end of year (000’s)	$9,854	$17,069	$17,573	$16,862		$15,433

Portfolio turnover rate[d]	6.76% [e]	9.00% [e]	9.91% [e]	14.84%	[e]	5.99% [e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	6.76%	8.84%	9.74%	14.84%	5.99%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	223

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Hong Kong ETF

		Industry	Shares	Value
	Common Stocks 99.5%
	Cambodia 0.2%
a	NagaCorp Ltd.	Hotels, Restaurants & Leisure	38,922	$17,008

	China 10.3%
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	19,500	65,403
	BOC Hong Kong Holdings Ltd.	Banks	103,500	277,051
b	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	48,600	71,536
	China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	72,000	12,051
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	49,200	72,545
b	ESR Group Ltd., Class H	Real Estate Management & Development	78,000	83,417
a	HUTCHMED China Ltd.	Pharmaceuticals	14,000	47,851
	Kerry Logistics Network Ltd.	Air Freight & Logistics	9,000	9,797
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	220,000	254,956
a	MMG Ltd.	Metals & Mining	72,000	28,243
	Nexteer Automotive Group Ltd.	Automobile Components	24,000	11,285
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	20,035
	SITC International Holdings Co. Ltd.	Marine Transportation	36,000	65,777

				1,019,947

	Hong Kong 75.2%
	AIA Group Ltd.	Insurance	259,200	1,740,375
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	9,000	113,155
	Bank of East Asia Ltd., Class A	Banks	40,400	48,110
a	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	28,000	31,805
	Champion REIT, Class A	Office REITs	54,000	11,109
	CK Asset Holdings Ltd.	Real Estate Management & Development	55,000	226,284
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	17,000	99,483
	CLP Holdings Ltd.	Electric Utilities	47,000	374,429
	Dah Sing Banking Group Ltd., Class A	Banks	9,600	6,832
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	8,400	18,060
	Hang Lung Group Ltd.	Real Estate Management & Development	25,000	28,781
	Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	53,286
	Hang Seng Bank Ltd.	Banks	20,900	228,723
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	37,000	105,425
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	312,000	236,398
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	36,300	1,056,563
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	31,200	95,784
	Huabao International Holdings Ltd.	Chemicals	24,000	6,992
	Hysan Development Co. Ltd.	Real Estate Management & Development	18,000	29,025
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,600	208,880
	Johnson Electric Holdings Ltd.	Automobile Components	10,000	13,850
	Kerry Properties Ltd.	Real Estate Management & Development	18,000	32,934
	Link REIT	Retail REITs	73,200	314,725
	Man Wah Holdings Ltd.	Household Durables	43,200	30,469
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure	22,000	13,802
	MTR Corp. Ltd.	Ground Transportation	42,000	138,454
	New World Development Co. Ltd.	Real Estate Management & Development	42,000	44,327
	NWS Holdings Ltd.	Industrial Conglomerates	24,000	19,932
	Orient Overseas International Ltd.	Marine Transportation	3,850	45,995
	PCCW Ltd.	Diversified Telecommunication Services	120,000	59,337
	Power Assets Holdings Ltd.	Electric Utilities	39,000	228,226
	Sino Land Co. Ltd.	Real Estate Management & Development	100,000	103,879
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	40,500	390,436
a	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	5,000	9,033
	Swire Pacific Ltd., Class A	Real Estate Management & Development	12,000	98,742
	Swire Pacific Ltd., Class B	Real Estate Management & Development	25,000	32,582
	Swire Properties Ltd.	Real Estate Management & Development	30,000	63,017
	Techtronic Industries Co. Ltd.	Machinery	37,500	508,372

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SCHEDULE OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	216,000	$15,455
	Vitasoy International Holdings Ltd.	Food Products	24,000	20,576
	VTech Holdings Ltd.	Communications Equipment	4,800	29,101
b	WH Group Ltd.	Food Products	222,000	146,365
	Wharf Holdings Ltd.	Real Estate Management & Development	27,143	89,130
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	44,679	145,287
	Xinyi Glass Holdings Ltd.	Building Products	60,114	63,674
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	21,000	29,462

				7,406,661

	Indonesia 0.3%
	First Pacific Co. Ltd.	Food Products	66,000	33,226

	Italy 1.2%
	PRADA SpA	Textiles, Apparel & Luxury Goods	14,700	116,451

	Luxembourg 0.5%
	L’Occitane International SA	Personal Care Products	12,000	48,528

	Macau 6.1%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	62,240	312,534
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	21,600	36,099
a	Sands China Ltd.	Hotels, Restaurants & Leisure	68,800	193,835
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	66,000	20,155
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	40,800	36,439

				599,062

	Singapore 0.5%
b	BOC Aviation Ltd., Class A	Trading Companies & Distributors	6,000	46,228

	Taiwan 0.1%
a,b	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	30,000	7,666

	United Kingdom 3.7%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	76,000	367,063

	United States 1.4%
a,b	Samsonite International SA	Textiles, Apparel & Luxury Goods	37,200	140,692

	Total Common Stocks (Cost $14,696,428)			9,802,532

	Total Investments (Cost $14,696,428) 99.5%			9,802,532
	Other Assets, less Liabilities 0.5%			51,945

	Net Assets 100.0%			$9,854,477

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $495,904, representing 5.0% of net assets.

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Franklin FTSE Hong Kong ETF (continued)

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	2	$42,344	4/29/24	$(44)

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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Financial Highlights

Franklin FTSE India ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.49	$31.34	$27.70	$15.98	$23.36

Income from investment operations[a]:

Net investment income[b]	0.27	0.28	0.27	0.20	0.26

Net realized and unrealized gains (losses)	9.06	(3.92)	4.09	11.70	(7.43)

Total from investment operations	9.33	(3.64)	4.36	11.90	(7.17)

Less distributions from net investment income	(0.26)	(0.21)	(0.72)	(0.18)	(0.21)

Net asset value, end of year	$36.56	$27.49	$31.34	$27.70	$15.98

Total return[c]	33.98%	(11.65)%	15.75%	74.87%	(30.98)%

Ratios to average net assets

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	0.80%	0.98%	0.86%	0.89%	1.20%

Supplemental data

Net assets, end of year (000’s)	$890,136	$98,977	$50,140	$23,544	$8,790

Portfolio turnover rate[d]	10.90%[e]	6.73%[e]	10.73%e	23.48%[e]	36.55%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	6.24%	6.23%	8.16%	16.91%	6.83%

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Schedule of Investments, March 31, 2024

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 102.2%
	India 102.2%
	3M India Ltd.	Industrial Conglomerates	2,041	$763,354
	Aarti Industries Ltd.	Chemicals	109,668	875,148
	ABB India Ltd.	Electrical Equipment	31,940	2,435,965
	ACC Ltd.	Construction Materials	48,804	1,458,049
a	Adani Energy Solutions Ltd.	Electric Utilities	192,991	2,375,754
	Adani Enterprises Ltd.	Trading Companies & Distributors	210,780	8,079,911
a	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	252,576	5,557,565
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	447,008	7,191,843
a	Adani Power Ltd.	Independent Power Producers & Energy Traders	693,734	4,440,097
	Adani Total Gas Ltd.	Gas Utilities	166,682	1,851,734
a	Adani Wilmar Ltd.	Food Products	76,722	295,656
a	Aditya Birla Capital Ltd.	Financial Services	293,426	617,091
	AIA Engineering Ltd.	Machinery	22,973	1,078,445
	Alkem Laboratories Ltd.	Pharmaceuticals	30,931	1,832,811
	Ambuja Cements Ltd.	Construction Materials	439,990	3,230,453
	APL Apollo Tubes Ltd.	Metals & Mining	107,561	1,929,269
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	59,588	4,541,698
	Ashok Leyland Ltd.	Machinery	862,190	1,770,331
	Asian Paints Ltd.	Chemicals	271,393	9,263,368
	Astral Ltd.	Building Products	71,340	1,703,256
b	AU Small Finance Bank Ltd.	Banks	146,736	994,045
	Aurobindo Pharma Ltd.	Pharmaceuticals	159,589	2,083,301
a,b	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	89,658	4,865,037
	Axis Bank Ltd.	Banks	1,370,753	17,211,145
	Bajaj Auto Ltd.	Automobiles	40,799	4,475,110
	Bajaj Finance Ltd.	Consumer Finance	151,083	13,124,716
	Bajaj Finserv Ltd.	Financial Services	229,567	4,524,729
	Bajaj Holdings & Investment Ltd.	Financial Services	15,908	1,577,925
	Balkrishna Industries Ltd.	Automobile Components	51,525	1,431,629
b	Bandhan Bank Ltd.	Banks	330,822	713,983
	Bank of Baroda	Banks	620,755	1,965,293
	Bank of India	Banks	573,697	942,720
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	38,493	629,623
	Bayer CropScience Ltd.	Chemicals	7,634	480,941
	Berger Paints India Ltd.	Chemicals	174,640	1,199,933
	Bharat Electronics Ltd.	Aerospace & Defense	2,149,410	5,192,963
	Bharat Forge Ltd.	Automobile Components	151,631	2,053,684
	Bharat Heavy Electricals Ltd.	Electrical Equipment	769,174	2,280,708
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	600,602	4,338,031
	Bharti Airtel Ltd.	Wireless Telecommunication Services	89,187	878,851
	Bharti Airtel Ltd.	Wireless Telecommunication Services	1,393,120	20,522,013
	Biocon Ltd.	Biotechnology	274,686	869,978
	Bosch Ltd.	Automobile Components	5,523	1,988,704
	Britannia Industries Ltd.	Food Products	71,340	4,200,936
	Canara Bank	Banks	218,316	1,520,968
	Castrol India Ltd.	Chemicals	331,065	738,126
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	384,531	2,493,844
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	246,318	3,415,862
	Cipla Ltd.	Pharmaceuticals	307,533	5,519,757
	Coal India Ltd.	Oil, Gas & Consumable Fuels	1,363,737	7,098,087
	Coforge Ltd.	IT Services	35,166	2,320,064
	Colgate-Palmolive India Ltd.	Personal Care Products	79,769	2,592,271
	Container Corp. of India Ltd.	Ground Transportation	165,269	1,747,955
	Coromandel International Ltd.	Chemicals	80,743	1,040,769
	Cummins India Ltd.	Machinery	81,178	2,926,068
	Dabur India Ltd.	Personal Care Products	347,916	2,182,336
	Dalmia Bharat Ltd.	Construction Materials	49,275	1,147,441

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Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Deepak Nitrite Ltd.	Chemicals	44,496	$1,133,974
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	76,459	3,158,469
c	Dixon Technologies India Ltd.	Household Durables	21,560	1,933,427
	DLF Ltd.	Real Estate Management & Development	373,276	4,014,611
b	Dr Lal PathLabs Ltd.	Health Care Providers & Services	19,023	516,126
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	72,753	5,371,610
	Eicher Motors Ltd.	Automobiles	83,535	4,025,685
	Emami Ltd.	Personal Care Products	123,918	637,921
	Embassy Office Parks REIT	Office REITs	520,782	2,307,919
	Exide Industries Ltd.	Automobile Components	276,050	1,008,016
	Federal Bank Ltd.	Banks	1,080,981	1,946,744
a	FSN E-Commerce Ventures Ltd.	Specialty Retail	817,040	1,586,519
	GAIL India Ltd.	Gas Utilities	1,585,382	3,441,544
b	General Insurance Corp. of India	Insurance	58,956	233,095
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	25,328	591,151
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	90,600	1,041,163
a	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	1,466,901	1,435,198
	Godrej Consumer Products Ltd.	Personal Care Products	219,258	3,290,875
a	Godrej Industries Ltd.	Industrial Conglomerates	40,043	375,668
a	Godrej Properties Ltd.	Real Estate Management & Development	62,378	1,720,280
	Grasim Industries Ltd.	Construction Materials	257,299	7,056,383
	Gujarat Fluorochemicals Ltd.	Chemicals	24,120	895,754
	Gujarat Gas Ltd.	Gas Utilities	121,090	790,183
	Havells India Ltd.	Electrical Equipment	144,570	2,626,103
	HCL Technologies Ltd.	IT Services	635,804	11,766,977
b	HDFC Asset Management Co. Ltd.	Capital Markets	60,530	2,724,567
	HDFC Bank Ltd.	Banks	3,366,465	58,443,148
b	HDFC Life Insurance Co. Ltd.	Insurance	593,070	4,503,713
	Hero MotoCorp Ltd.	Automobiles	78,356	4,436,564
	Hindalco Industries Ltd.	Metals & Mining	847,610	5,693,756
c	Hindustan Aeronautics Ltd.	Aerospace & Defense	114,074	4,550,513
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	365,983	2,087,225
	Hindustan Unilever Ltd.	Personal Care Products	537,114	14,582,466
	Hindustan Zinc Ltd.	Metals & Mining	159,405	558,665
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	1,360	630,852
	ICICI Bank Ltd.	Banks	1,480,914	19,412,887
b	ICICI Lombard General Insurance Co. Ltd.	Insurance	144,570	2,919,914
b	ICICI Prudential Life Insurance Co. Ltd.	Insurance	229,096	1,671,884
	IDBI Bank Ltd.	Banks	338,545	328,793
a	IDFC First Bank Ltd.	Banks	2,081,312	1,881,609
	Indian Bank	Banks	176,665	1,102,958
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	497,779	3,528,216
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	2,466,426	4,960,798
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	180,759	2,014,947
b	Indian Railway Finance Corp. Ltd.	Financial Services	1,072,552	1,830,614
	Indraprastha Gas Ltd.	Gas Utilities	211,598	1,092,970
a	Indus Towers Ltd.	Diversified Telecommunication Services	500,085	1,745,748
	Info Edge India Ltd.	Interactive Media & Services	45,982	3,083,017
	Infosys Ltd.	IT Services	2,106,583	37,837,795
a,b	InterGlobe Aviation Ltd.	Passenger Airlines	101,004	4,297,567
	Ipca Laboratories Ltd.	Pharmaceuticals	82,120	1,218,372
	ITC Ltd.	Tobacco	1,794,833	9,218,150
	Jindal Stainless Ltd.	Metals & Mining	214,048	1,782,268
	Jindal Steel & Power Ltd.	Metals & Mining	234,307	2,385,561
a	Jio Financial Services Ltd.	Financial Services	1,898,602	8,052,882
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	262,796	1,666,530
	JSW Steel Ltd.	Metals & Mining	604,370	6,015,982

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Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	217,845	$1,172,384
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	149,824	768,499
	Kansai Nerolac Paints Ltd.	Chemicals	121,561	382,235
	Kotak Mahindra Bank Ltd.	Banks	183,323	3,924,621
	KPIT Technologies Ltd.	Software	96,304	1,716,331
	L&T Finance Holdings Ltd.	Financial Services	504,791	957,803
b	L&T Technology Services Ltd.	Professional Services	15,908	1,045,748
	Larsen & Toubro Ltd.	Construction & Engineering	406,826	18,359,790
b	Laurus Labs Ltd.	Pharmaceuticals	210,338	989,492
	LIC Housing Finance Ltd.	Financial Services	181,230	1,327,568
	Linde India Ltd.	Chemicals	14,260	1,095,773
b	LTIMindtree Ltd.	IT Services	54,878	3,249,417
	Lupin Ltd.	Pharmaceuticals	144,570	2,802,563
b	Macrotech Developers Ltd.	Real Estate Management & Development	134,728	1,834,847
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	354,928	1,186,462
	Mahindra & Mahindra Ltd.	Automobiles	564,462	13,003,556
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	138,165	362,051
a	Mankind Pharma Ltd.	Pharmaceuticals	60,901	1,680,021
	Marico Ltd.	Food Products	311,772	1,858,614
	Maruti Suzuki India Ltd.	Automobiles	83,520	12,618,102
a	Max Financial Services Ltd.	Insurance	144,570	1,737,215
	Max Healthcare Institute Ltd.	Health Care Providers & Services	397,225	3,904,976
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	23,536	526,045
	Metro Brands Ltd.	Specialty Retail	24,600	340,364
	Mphasis Ltd.	IT Services	48,772	1,396,481
	MRF Ltd.	Automobile Components	1,663	2,659,670
	Muthoot Finance Ltd.	Consumer Finance	63,823	1,132,901
	Nestle India Ltd.	Food Products	215,771	6,784,294
b	New India Assurance Co. Ltd.	Insurance	144,472	393,389
	NHPC Ltd.	Independent Power Producers & Energy Traders	1,789,963	1,925,118
b	Nippon Life India Asset Management Ltd.	Capital Markets	84,477	477,220
	NLC India Ltd.	Independent Power Producers & Energy Traders	107,008	292,659
	NMDC Ltd.	Metals & Mining	691,238	1,672,099
	NTPC Ltd.	Independent Power Producers & Energy Traders	2,842,552	11,444,848
	Oberoi Realty Ltd.	Real Estate Management & Development	70,823	1,253,249
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	2,362,002	7,591,315
	Oil India Ltd.	Oil, Gas & Consumable Fuels	199,527	1,436,001
a	One 97 Communications Ltd.	Financial Services	15,433	74,507
	Oracle Financial Services Software Ltd.	Software	13,557	1,426,222
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	3,916	1,617,576
	Patanjali Foods Ltd.	Food Products	57,035	915,268
a	PB Fintech Ltd.	Insurance	186,833	2,518,474
	Persistent Systems Ltd.	IT Services	59,978	2,865,446
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	450,305	1,421,064
	Phoenix Mills Ltd.	Real Estate Management & Development	55,327	1,846,035
	PI Industries Ltd.	Chemicals	50,461	2,339,983
	Pidilite Industries Ltd.	Chemicals	91,493	3,307,142
	Piramal Enterprises Ltd.	Financial Services	71,340	726,509
	Polycab India Ltd.	Electrical Equipment	28,576	1,735,409
	Poonawalla Fincorp Ltd.	Consumer Finance	171,232	955,914
	Power Finance Corp. Ltd.	Financial Services	873,912	4,089,136
	Power Grid Corp. of India Ltd.	Electric Utilities	2,520,415	8,367,890
	Prestige Estates Projects Ltd.	Real Estate Management & Development	69,544	975,588
	Punjab National Bank	Banks	1,320,532	1,969,655
c	Rail Vikas Nigam Ltd.	Construction & Engineering	374,608	1,135,918
a	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	26,993	85,297
b	RBL Bank Ltd.	Banks	267,154	769,726

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Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	REC Ltd.	Financial Services	750,355	$4,057,553
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	39,514	387,216
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	2,019,815	71,967,678
	Samvardhana Motherson International Ltd.	Automobile Components	1,660,809	2,331,833
	SBI Cards & Payment Services Ltd.	Consumer Finance	159,900	1,308,591
b	SBI Life Insurance Co. Ltd.	Insurance	252,576	4,543,355
	Schaeffler India Ltd.	Machinery	24,386	822,009
	Shree Cement Ltd.	Construction Materials	8,486	2,613,167
	Shriram Finance Ltd.	Consumer Finance	168,095	4,756,099
	Siemens Ltd.	Industrial Conglomerates	53,465	3,445,024
	SJVN Ltd.	Electric Utilities	481,648	701,083
	Solar Industries India Ltd.	Chemicals	15,595	1,642,054
b	Sona Blw Precision Forgings Ltd.	Automobile Components	212,193	1,796,081
	SRF Ltd.	Chemicals	84,884	2,605,728
a	Star Health & Allied Insurance Co. Ltd.	Insurance	135,199	880,956
	State Bank of India	Banks	1,073,965	9,687,930
	Steel Authority of India Ltd.	Metals & Mining	934,372	1,504,025
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	654,122	12,709,900
	Sun TV Network Ltd.	Media	50,656	364,573
	Sundaram Finance Ltd.	Consumer Finance	42,784	2,123,080
	Supreme Industries Ltd.	Chemicals	38,493	1,953,300
a	Suzlon Energy Ltd.	Electrical Equipment	7,064,160	3,421,865
b	Syngene International Ltd.	Life Sciences Tools & Services	97,612	822,245
	Tata Communications Ltd.	Diversified Telecommunication Services	68,514	1,651,516
	Tata Consultancy Services Ltd.	IT Services	621,899	28,904,015
	Tata Consumer Products Ltd.	Food Products	379,940	4,993,738
	Tata Elxsi Ltd.	Software	20,618	1,924,573
	Tata Motors Ltd., Class A	Automobiles	1,108,225	13,192,000
	Tata Motors Ltd., Class A	Automobiles	277,211	2,184,384
	Tata Power Co. Ltd.	Electric Utilities	995,558	4,705,482
	Tata Steel Ltd.	Metals & Mining	5,091,410	9,514,058
a	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	274,082	243,183
	Tech Mahindra Ltd.	IT Services	364,851	5,459,915
	Thermax Ltd.	Machinery	24,600	1,236,555
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	250,221	11,406,015
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	58,175	1,813,973
	Torrent Power Ltd.	Electric Utilities	130,037	2,117,248
	Trent Ltd.	Specialty Retail	108,897	5,154,826
	Tube Investments of India Ltd.	Automobile Components	60,530	2,711,866
	TVS Motor Co. Ltd.	Automobiles	142,264	3,670,523
	UltraTech Cement Ltd.	Construction Materials	70,048	8,188,105
	Union Bank of India Ltd.	Banks	898,334	1,653,359
	United Breweries Ltd.	Beverages	41,240	858,374
	United Spirits Ltd.	Beverages	173,698	2,362,243
	UNO Minda Ltd.	Automobile Components	100,468	824,861
	UPL Ltd.	Chemicals	148,585	812,383
	Varun Beverages Ltd.	Beverages	280,289	4,700,245
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	9,778	108,622
	Vedanta Ltd.	Metals & Mining	807,667	2,630,649
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	4,829,024	767,178
	Voltas Ltd.	Construction & Engineering	137,554	1,820,062
	Whirlpool of India Ltd.	Household Durables	31,379	459,553
	Wipro Ltd.	IT Services	844,784	4,862,933
a	Yes Bank Ltd.	Banks	12,009,146	3,340,574
a	Zee Entertainment Enterprises Ltd.	Media	155,887	258,963
a	Zomato Ltd.	Hotels, Restaurants & Leisure	4,083,568	8,916,012

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SCHEDULE OF INVESTMENTS

Franklin FTSE India ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
India (continued)
Zydus Lifesciences Ltd.	Pharmaceuticals	151,631	$1,831,426

Total Common Stocks (Cost $767,381,172)			909,918,907

Total Investments (Cost $767,381,172) 102.2%			909,918,907
Other Assets, less Liabilities (2.2)%			(19,783,372)

Net Assets 100.0%			$890,135,535

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $41,192,065, representing 4.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $7,619,858, representing 0.9% of net assets.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	47	$2,113,872	4/25/24	$17,669

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.66	$27.42	$30.25	$21.93	$24.18

Income from investment operations[a]:

Net investment income[b]	0.59	0.63	0.63	0.53	0.56

Net realized and unrealized gains (losses)	5.62	(1.93)	(2.76)	8.24	(2.22)

Total from investment operations	6.21	(1.30)	(2.13)	8.77	(1.66)

Less distributions from net investment income	(0.84)	(0.46)	(0.70)	(0.45)	(0.59)

Net asset value, end of year	$31.03	$25.66	$27.42	$30.25	$21.93

Total return[c]	24.69%	(4.61)%	(7.21)%	40.23%	(7.15)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.14%	2.60%	2.14%	1.98%	2.30%

Supplemental data

Net assets, end of year (000’s)	$1,936,566	$1,000,803	$789,637	$598,934	$315,851

Portfolio turnover rate[d]	3.92%[e]	3.01%[e]	2.95%[e]	5.76%[e]	4.59%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	3.74%	3.00%	2.80%	5.76%	4.51%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Japan ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart, Inc.	Specialty Retail	31,200	$597,530
	Acom Co. Ltd.	Consumer Finance	156,000	415,189
	Activia Properties, Inc.	Diversified REITs	312	842,129
	Advance Residence Investment Corp.	Residential REITs	520	1,147,577
	Advantest Corp.	Semiconductors & Semiconductor Equipment	303,800	13,688,012
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	291,200	6,917,070
	AEON Financial Service Co. Ltd.	Consumer Finance	52,000	482,566
	Aeon Mall Co. Ltd.	Real Estate Management & Development	41,600	492,565
	AEON REIT Investment Corp.	Retail REITs	728	670,061
	AGC, Inc.	Building Products	72,800	2,659,080
	Aica Kogyo Co. Ltd.	Chemicals	20,800	511,256
	Air Water, Inc.	Chemicals	72,800	1,152,043
	Aisin Corp.	Automobile Components	72,800	2,992,427
	Ajinomoto Co., Inc.	Food Products	187,200	7,000,905
	Alfresa Holdings Corp.	Health Care Providers & Services	62,400	916,343
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	83,200	658,585
	Amada Co. Ltd.	Machinery	135,200	1,535,176
	Amano Corp.	Electronic Equipment, Instruments & Components	31,200	798,219
	Amvis Holdings, Inc.	Health Care Providers & Services	10,400	177,703
	ANA Holdings, Inc.	Passenger Airlines	62,400	1,323,493
	Anritsu Corp.	Electronic Equipment, Instruments & Components	52,000	424,844
a	Aozora Bank Ltd.	Banks	52,000	849,688
	As One Corp.	Health Care Providers & Services	20,800	365,026
	Asahi Group Holdings Ltd.	Beverages	187,200	6,904,426
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	83,200	1,448,283
	Asahi Kasei Corp.	Chemicals	509,600	3,744,261
	Asics Corp.	Textiles, Apparel & Luxury Goods	72,800	3,511,928
	ASKUL Corp.	Broadline Retail	16,100	244,034
	Astellas Pharma, Inc.	Pharmaceuticals	738,400	8,018,503
	Azbil Corp.	Electronic Equipment, Instruments & Components	52,000	1,440,999
	AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	20,800	185,536
	Bandai Namco Holdings, Inc.	Leisure Products	239,200	4,469,640
	BayCurrent Consulting, Inc.	Professional Services	52,000	1,021,653
b	Benefit One, Inc.	Professional Services	20,800	297,545
	Benesse Holdings, Inc.	Diversified Consumer Services	5,200	88,868
	Bic Camera, Inc.	Specialty Retail	62,400	528,572
	BIPROGY, Inc.	IT Services	31,200	934,072
	Bridgestone Corp.	Automobile Components	228,800	10,062,393
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	93,600	1,744,969
	Calbee, Inc.	Food Products	31,200	706,894
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	20,800	616,805
	Canon, Inc.	Technology Hardware, Storage & Peripherals	384,800	11,443,951
	Capcom Co. Ltd.	Entertainment	145,600	2,688,903
	Casio Computer Co. Ltd.	Household Durables	83,200	712,460
	Central Japan Railway Co.	Ground Transportation	374,400	9,217,446
	Chiba Bank Ltd.	Banks	270,400	2,253,854
	Chubu Electric Power Co., Inc.	Electric Utilities	291,200	3,826,997
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	270,400	10,316,096
	Chugin Financial Group, Inc.	Banks	72,800	632,301
	Chugoku Electric Power Co., Inc.	Electric Utilities	124,800	956,131
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	62,400	914,488
	COMSYS Holdings Corp.	Construction & Engineering	41,600	975,234
	Concordia Financial Group Ltd.	Banks	447,200	2,274,635
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	31,200	1,582,213
	Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	6,840	653,968
	Credit Saison Co. Ltd.	Consumer Finance	62,400	1,309,474
	CyberAgent, Inc.	Media	176,800	1,314,800

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	93,600	$2,888,801
Daicel Corp.	Chemicals	104,000	1,040,378
Daido Steel Co. Ltd.	Metals & Mining	73,900	886,976
Daifuku Co. Ltd.	Machinery	114,400	2,709,106
Dai-ichi Life Holdings, Inc.	Insurance	384,800	9,796,388
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	780,000	24,619,644
Daiichikosho Co. Ltd.	Entertainment	31,200	399,625
Daikin Industries Ltd.	Building Products	109,399	14,890,610
Daio Paper Corp.	Paper & Forest Products	31,200	239,445
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	26,738	3,082,878
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	249,600	7,467,632
Daiwa House REIT Investment Corp.	Diversified REITs	936	1,600,560
Daiwa Office Investment Corp.	Office REITs	104	405,431
Daiwa Securities Group, Inc.	Capital Markets	582,400	4,429,234
Daiwa Securities Living Investments Corp.	Residential REITs	832	579,423
Denka Co. Ltd.	Chemicals	31,200	483,735
Denso Corp.	Automobile Components	842,400	16,047,040
Dentsu Group, Inc.	Media	83,200	2,306,148
Dentsu Soken, Inc.	IT Services	10,400	344,960
Descente Ltd.	Textiles, Apparel & Luxury Goods	10,400	237,418
DIC Corp.	Chemicals	31,200	595,366
Disco Corp.	Semiconductors & Semiconductor Equipment	34,452	13,018,665
DMG Mori Co. Ltd.	Machinery	41,600	1,116,517
Dowa Holdings Co. Ltd.	Metals & Mining	20,800	732,388
East Japan Railway Co.	Ground Transportation	446,160	8,605,114
Ebara Corp.	Machinery	41,600	3,790,439
Eisai Co. Ltd.	Pharmaceuticals	104,000	4,271,459
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	68,000	1,121,464
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,154,400	5,578,068
EXEO Group, Inc.	Construction & Engineering	83,200	890,025
Ezaki Glico Co. Ltd.	Food Products	20,800	581,760
Fancl Corp.	Personal Care Products	31,200	412,921
FANUC Corp.	Machinery	395,200	10,928,091
Fast Retailing Co. Ltd.	Specialty Retail	63,528	19,787,307
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	41,600	791,072
FP Corp.	Containers & Packaging	20,800	378,906
Frontier Real Estate Investment Corp.	Retail REITs	208	624,639
Fuji Electric Co. Ltd.	Electrical Equipment	52,000	3,521,755
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	10,400	271,433
Fuji Media Holdings, Inc.	Media	20,800	272,670
Fuji Oil Holdings, Inc.	Food Products	20,800	328,537
Fuji Soft, Inc.	Software	20,800	825,980
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	436,800	9,726,228
Fujikura Ltd.	Electrical Equipment	104,000	1,565,377
Fujitsu General Ltd.	Household Durables	20,800	258,926
Fujitsu Ltd.	IT Services	733,500	12,067,891
Fukuoka Financial Group, Inc.	Banks	62,400	1,668,178
Fuyo General Lease Co. Ltd.	Financial Services	10,400	945,548
GLP J-Reit	Industrial REITs	1,872	1,553,558
GMO internet group, Inc.	IT Services	20,800	382,136
GMO Payment Gateway, Inc.	Financial Services	16,900	1,076,454
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	14,480	943,743
GS Yuasa Corp.	Electrical Equipment	31,200	648,553
Hachijuni Bank Ltd.	Banks	176,800	1,214,920
Hakuhodo DY Holdings, Inc.	Media	93,600	856,869
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	52,000	1,839,215
Hankyu Hanshin Holdings, Inc.	Ground Transportation	93,600	2,719,963

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Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Harmonic Drive Systems, Inc.	Machinery	20,800	$547,676
	Haseko Corp.	Household Durables	104,000	1,302,878
	Heiwa Corp.	Hotels, Restaurants & Leisure	20,800	275,693
	Hikari Tsushin, Inc.	Industrial Conglomerates	10,400	1,942,634
b	Hino Motors Ltd.	Machinery	114,400	385,503
	Hirogin Holdings, Inc.	Banks	104,000	749,704
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	13,060	1,336,246
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	20,800	546,027
	Hitachi Construction Machinery Co. Ltd.	Machinery	41,600	1,242,132
	Hitachi Ltd.	Industrial Conglomerates	364,000	33,442,928
	Honda Motor Co. Ltd.	Automobiles	1,976,000	24,689,392
	Horiba Ltd.	Electronic Equipment, Instruments & Components	16,100	1,705,263
	Hoshizaki Corp.	Machinery	47,000	1,746,216
	House Foods Group, Inc.	Food Products	31,200	638,245
	Hoya Corp.	Health Care Equipment & Supplies	140,940	17,451,621
	Hulic Co. Ltd.	Real Estate Management & Development	166,400	1,727,825
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	41,600	1,827,602
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	468,000	3,222,148
	IHI Corp.	Machinery	52,000	1,408,358
	Iida Group Holdings Co. Ltd.	Household Durables	52,000	684,938
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	832	745,444
	INFRONEER Holdings, Inc.	Construction & Engineering	83,200	793,546
	Inpex Corp.	Oil, Gas & Consumable Fuels	353,600	5,468,306
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	41,600	779,528
	Invincible Investment Corp.	Hotel & Resort REITs	2,808	1,261,647
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	145,600	2,399,810
	Isuzu Motors Ltd.	Automobiles	239,200	3,247,917
	Ito En Ltd.	Beverages	20,800	510,294
	ITOCHU Corp.	Trading Companies & Distributors	551,200	23,549,237
	Itoham Yonekyu Holdings, Inc.	Food Products	10,400	275,556
	Iwatani Corp.	Oil, Gas & Consumable Fuels	20,800	1,173,964
	Iyogin Holdings, Inc.	Banks	104,000	806,052
	Izumi Co. Ltd.	Broadline Retail	20,800	482,532
	J Front Retailing Co. Ltd.	Broadline Retail	104,000	1,162,007
	Japan Airlines Co. Ltd.	Passenger Airlines	62,400	1,202,894
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	31,200	1,222,478
	Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	20,800	340,700
	Japan Exchange Group, Inc.	Capital Markets	218,400	5,930,979
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	1,872	985,817
	Japan Logistics Fund, Inc.	Industrial REITs	416	753,415
	Japan Metropolitan Fund Invest	Retail REITs	2,808	1,757,029
	Japan Post Bank Co. Ltd.	Banks	592,800	6,368,845
	Japan Post Holdings Co. Ltd.	Insurance	728,000	7,369,229
	Japan Post Insurance Co. Ltd.	Insurance	72,800	1,397,604
	Japan Prime Realty Investment Corp.	Office REITs	416	912,564
	Japan Real Estate Investment Corp.	Office REITs	520	1,848,492
	Japan Steel Works Ltd.	Machinery	20,800	465,628
	Japan Tobacco, Inc.	Tobacco	488,800	13,093,232
	Jeol Ltd.	Health Care Equipment & Supplies	20,800	860,064
	JFE Holdings, Inc.	Metals & Mining	239,200	4,014,457
	JGC Holdings Corp.	Construction & Engineering	83,200	819,109
b	JMDC, Inc.	Health Care Technology	10,400	248,000
b	JSR Corp.	Chemicals	72,800	2,084,260
	JTEKT Corp.	Automobile Components	93,600	883,153
	Justsystems Corp.	Software	10,400	183,406
	Kadokawa Corp.	Media	41,600	728,952

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Kagome Co. Ltd.	Food Products	31,200	$758,638
Kajima Corp.	Construction & Engineering	176,800	3,651,768
Kakaku.com, Inc.	Interactive Media & Services	41,600	517,165
Kamigumi Co. Ltd.	Transportation Infrastructure	41,600	923,284
Kandenko Co. Ltd.	Construction & Engineering	41,600	480,745
Kaneka Corp.	Chemicals	20,800	524,175
Kansai Electric Power Co., Inc.	Electric Utilities	301,600	4,373,195
Kansai Paint Co. Ltd.	Chemicals	72,800	1,046,700
Kao Corp.	Personal Care Products	187,200	6,973,693
Katitas Co. Ltd.	Real Estate Management & Development	20,800	274,731
Kawasaki Heavy Industries Ltd.	Machinery	62,400	2,101,508
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	187,200	2,502,267
KDDI Corp.	Wireless Telecommunication Services	634,400	18,787,412
KDX Realty Investment Corp.	Diversified REITs	1,682	1,763,741
Keihan Holdings Co. Ltd.	Industrial Conglomerates	41,600	932,629
Keikyu Corp.	Ground Transportation	104,000	957,230
Keio Corp.	Ground Transportation	52,000	1,433,440
Keisei Electric Railway Co. Ltd.	Ground Transportation	52,000	2,116,145
Kewpie Corp.	Food Products	41,600	777,878
Keyence Corp.	Electronic Equipment, Instruments & Components	80,371	36,928,867
Kikkoman Corp.	Food Products	364,000	4,735,644
Kinden Corp.	Construction & Engineering	52,000	926,307
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	72,800	2,141,502
Kirin Holdings Co. Ltd.	Beverages	301,600	4,180,890
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	24,380	820,748
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	52,000	1,283,980
Kobe Steel Ltd.	Metals & Mining	135,200	1,836,673
Koei Tecmo Holdings Co. Ltd.	Entertainment	62,400	667,931
Koito Manufacturing Co. Ltd.	Automobile Components	93,600	1,567,782
Kokuyo Co. Ltd.	Commercial Services & Supplies	41,600	683,598
Komatsu Ltd.	Machinery	374,400	10,941,697
Konami Group Corp.	Entertainment	41,600	2,821,527
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	187,200	614,002
Kose Corp.	Personal Care Products	11,880	625,536
Kotobuki Spirits Co. Ltd.	Food Products	40,100	507,924
K’s Holdings Corp.	Specialty Retail	62,400	552,280
Kubota Corp.	Machinery	405,600	6,389,048
Kuraray Co. Ltd.	Chemicals	135,200	1,466,390
Kurita Water Industries Ltd.	Machinery	41,600	1,731,948
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	18,160	379,651
Kyocera Corp.	Electronic Equipment, Instruments & Components	499,200	6,671,063
Kyoto Financial Group, Inc.	Banks	114,400	2,087,009
Kyowa Kirin Co. Ltd.	Pharmaceuticals	104,000	1,848,835
Kyudenko Corp.	Construction & Engineering	20,800	875,319
Kyushu Electric Power Co., Inc.	Electric Utilities	187,200	1,702,605
Kyushu Financial Group, Inc.	Banks	156,000	1,177,125
Kyushu Railway Co.	Ground Transportation	62,400	1,460,790
LaSalle Logiport REIT	Industrial REITs	728	741,252
Lasertec Corp.	Semiconductors & Semiconductor Equipment	35,400	9,777,132
Lawson, Inc.	Consumer Staples Distribution & Retail	20,800	1,420,384
Lion Corp.	Household Products	104,000	933,179
Lixil Corp.	Building Products	104,000	1,289,821
LY Corp.	Interactive Media & Services	1,081,600	2,770,017
M3, Inc.	Health Care Technology	170,372	2,405,662
Mabuchi Motor Co. Ltd.	Electrical Equipment	41,600	762,761
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	20,800	1,021,000
Makita Corp.	Machinery	104,000	2,934,223

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mani, Inc.	Health Care Equipment & Supplies	20,800	$272,738
	Marubeni Corp.	Trading Companies & Distributors	676,000	11,742,733
	Marui Group Co. Ltd.	Consumer Finance	72,800	1,176,335
	Maruichi Steel Tube Ltd.	Metals & Mining	20,800	552,761
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	706,465
	Matsui Securities Co. Ltd.	Capital Markets	41,600	227,042
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	145,600	2,346,897
	Mazda Motor Corp.	Automobiles	239,200	2,774,559
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	31,200	1,414,199
	Mebuki Financial Group, Inc.	Banks	395,200	1,335,917
	Medipal Holdings Corp.	Health Care Providers & Services	83,200	1,275,391
	MEIJI Holdings Co. Ltd.	Food Products	104,000	2,326,763
	Menicon Co. Ltd.	Health Care Equipment & Supplies	20,800	217,627
b	Mercari, Inc.	Broadline Retail	52,000	675,833
	MINEBEA MITSUMI, Inc.	Machinery	166,400	3,244,550
	MISUMI Group, Inc.	Machinery	114,400	1,560,911
	Mitsubishi Chemical Group Corp.	Chemicals	530,400	3,210,191
	Mitsubishi Corp.	Trading Companies & Distributors	1,560,000	35,942,515
	Mitsubishi Electric Corp.	Electrical Equipment	800,800	13,291,550
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	447,200	8,227,747
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	72,800	1,245,842
	Mitsubishi HC Capital, Inc.	Financial Services	332,800	2,352,876
	Mitsubishi Heavy Industries Ltd.	Machinery	1,144,000	10,949,050
	Mitsubishi Logistics Corp.	Transportation Infrastructure	20,800	683,736
	Mitsubishi Materials Corp.	Metals & Mining	52,000	1,002,412
	Mitsubishi Motors Corp.	Automobiles	260,000	868,929
	Mitsubishi UFJ Financial Group, Inc.	Banks	4,596,800	47,290,744
	Mitsui & Co. Ltd.	Trading Companies & Distributors	603,200	28,321,644
	Mitsui Chemicals, Inc.	Chemicals	72,800	2,083,298
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,092,000	11,887,211
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	208	619,829
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	10,400	599,420
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	20,800	646,903
	Mitsui OSK Lines Ltd.	Marine Transportation	135,200	4,118,220
	Miura Co. Ltd.	Machinery	41,600	804,128
	Mizuho Financial Group, Inc.	Banks	1,048,900	21,110,373
b	Money Forward, Inc.	Software	20,800	918,474
	MonotaRO Co. Ltd.	Trading Companies & Distributors	95,680	1,149,020
	Mori Hills REIT Investment Corp., Class C	Office REITs	624	564,443
	Morinaga & Co. Ltd.	Food Products	31,200	541,251
	Morinaga Milk Industry Co. Ltd.	Food Products	31,200	644,430
	MS&AD Insurance Group Holdings, Inc.	Insurance	561,600	10,059,781
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	696,800	13,001,838
	Nabtesco Corp.	Machinery	41,600	703,664
	Nagase & Co. Ltd.	Trading Companies & Distributors	41,600	702,015
	Nagoya Railroad Co. Ltd.	Ground Transportation	83,200	1,190,731
	Nankai Electric Railway Co. Ltd.	Ground Transportation	41,600	877,106
	NEC Corp.	IT Services	104,000	7,552,017
	NEC Networks & System Integration Corp.	IT Services	31,200	522,594
	NET One Systems Co. Ltd.	IT Services	31,200	556,609
	Nexon Co. Ltd.	Entertainment	145,600	2,414,721
	NGK Insulators Ltd.	Machinery	104,000	1,401,830
	NH Foods Ltd.	Food Products	41,600	1,398,532
	NHK Spring Co. Ltd.	Automobile Components	62,400	617,218
	Nichirei Corp.	Food Products	41,600	1,138,781
	NIDEC Corp.	Electrical Equipment	208,000	8,424,725
	Nifco, Inc.	Automobile Components	31,200	795,951

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Nihon Kohden Corp.	Health Care Equipment & Supplies	31,200	$825,431
Nihon M&A Center Holdings, Inc.	Professional Services	104,000	678,238
Nikon Corp.	Household Durables	124,800	1,262,472
Nintendo Co. Ltd.	Entertainment	426,400	23,091,443
Nippon Accommodations Fund, Inc.	Residential REITs	208	886,451
Nippon Building Fund, Inc.	Office REITs	624	2,465,572
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	31,200	798,219
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	31,200	1,593,963
Nippon Kayaku Co. Ltd.	Chemicals	62,400	538,468
Nippon Paint Holdings Co. Ltd.	Chemicals	416,000	2,950,715
Nippon Prologis REIT, Inc.	Industrial REITs	1,021	1,814,721
Nippon Sanso Holdings Corp.	Chemicals	72,800	2,283,884
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	20,800	614,331
Nippon Shokubai Co. Ltd.	Chemicals	41,600	402,957
Nippon Steel Corp.	Metals & Mining	332,800	8,065,746
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	11,575,200	13,751,501
Nippon Yusen KK	Marine Transportation	187,870	5,055,962
Nipro Corp.	Health Care Equipment & Supplies	40,100	324,705
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	31,200	519,296
Nissan Chemical Corp.	Chemicals	53,760	2,033,605
Nissan Motor Co. Ltd.	Automobiles	800,800	3,218,650
Nisshin Seifun Group, Inc.	Food Products	104,000	1,442,717
Nissin Foods Holdings Co. Ltd.	Food Products	86,300	2,394,925
Niterra Co. Ltd.	Automobile Components	72,800	2,445,507
Nitori Holdings Co. Ltd.	Specialty Retail	31,200	4,865,176
Nitto Denko Corp.	Chemicals	58,400	5,317,335
Noevir Holdings Co. Ltd.	Personal Care Products	10,400	359,391
NOF Corp.	Chemicals	93,600	1,289,787
NOK Corp.	Automobile Components	41,600	575,300
Nomura Holdings, Inc.	Capital Markets	1,237,600	7,994,171
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	41,600	1,209,422
Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,872	1,859,074
Nomura Research Institute Ltd.	IT Services	166,400	4,665,071
NS Solutions Corp.	IT Services	10,400	339,463
NSK Ltd.	Machinery	176,800	1,032,331
NTT Data Group Corp.	IT Services	260,000	4,170,273
Obayashi Corp.	Construction & Engineering	280,800	3,455,615
OBIC Business Consultants Co. Ltd.	Software	10,400	507,339
Obic Co. Ltd.	IT Services	27,640	4,159,378
Odakyu Electric Railway Co. Ltd.	Ground Transportation	135,200	1,854,539
Oji Holdings Corp.	Paper & Forest Products	364,000	1,534,214
OKUMA Corp.	Machinery	10,400	489,198
Olympus Corp.	Health Care Equipment & Supplies	468,000	6,841,653
Omron Corp.	Electronic Equipment, Instruments & Components	75,020	2,682,171
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	166,400	2,698,661
Open House Group Co. Ltd.	Household Durables	31,200	1,020,244
Oracle Corp.	Software	13,320	1,008,164
Orient Corp.	Consumer Finance	22,000	155,975
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	447,200	14,328,011
ORIX Corp.	Financial Services	478,400	10,428,105
Orix JREIT, Inc.	Office REITs	1,040	1,129,710
Osaka Gas Co. Ltd.	Gas Utilities	166,400	3,729,418
OSG Corp.	Machinery	31,200	450,853
Otsuka Corp.	IT Services	83,200	1,757,510
Otsuka Holdings Co. Ltd.	Pharmaceuticals	197,600	8,238,501
PALTAC Corp.	Distributors	10,400	282,771
Pan Pacific International Holdings Corp.	Broadline Retail	166,400	4,445,176

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Panasonic Holdings Corp.	Household Durables	884,000	$8,443,107
b	Park24 Co. Ltd.	Commercial Services & Supplies	52,000	629,793
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	114,400	587,250
b	PeptiDream, Inc.	Biotechnology	36,700	345,188
	Persol Holdings Co. Ltd.	Professional Services	728,000	1,026,978
	Pigeon Corp.	Household Products	41,600	399,522
	Pola Orbis Holdings, Inc.	Personal Care Products	31,200	299,229
	Rakus Co. Ltd.	Software	41,600	563,481
b	Rakuten Bank Ltd.	Banks	31,200	637,008
b	Rakuten Group, Inc.	Broadline Retail	572,000	3,211,772
	Recruit Holdings Co. Ltd.	Professional Services	592,800	26,270,505
	Relo Group, Inc.	Real Estate Management & Development	41,600	342,349
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	592,800	10,460,024
	Rengo Co. Ltd.	Containers & Packaging	83,200	643,193
	Resona Holdings, Inc.	Banks	894,400	5,615,966
	Resonac Holdings Corp.	Chemicals	72,800	1,744,179
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	31,200	547,332
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	239,200	2,136,039
	Rinnai Corp.	Household Durables	41,600	957,642
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	135,200	2,169,435
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	83,200	1,631,071
	Ryohin Keikaku Co. Ltd.	Broadline Retail	93,600	1,560,979
	Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	10,400	460,542
	Sankyo Co. Ltd.	Leisure Products	72,800	805,228
	Sankyu, Inc.	Air Freight & Logistics	20,800	717,682
	Sanrio Co. Ltd.	Specialty Retail	62,400	1,257,524
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	124,800	1,267,007
	Sanwa Holdings Corp.	Building Products	83,200	1,473,846
	Sapporo Holdings Ltd.	Beverages	20,800	828,867
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	20,800	828,729
	SBI Holdings, Inc.	Capital Markets	104,000	2,715,015
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	32,600	4,300,499
	SCSK Corp.	IT Services	62,400	1,169,910
	Secom Co. Ltd.	Commercial Services & Supplies	83,200	6,025,121
	Sega Sammy Holdings, Inc.	Leisure Products	62,400	829,966
	Seibu Holdings, Inc.	Ground Transportation	83,200	1,331,739
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	104,000	1,817,913
	Seino Holdings Co. Ltd.	Ground Transportation	52,000	726,684
	Sekisui Chemical Co. Ltd.	Household Durables	166,400	2,451,829
	Sekisui House Ltd.	Household Durables	228,800	5,313,899
	Sekisui House Reit, Inc.	Diversified REITs	1,664	885,077
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	956,800	13,946,287
	Seven Bank Ltd.	Banks	270,400	528,311
	SG Holdings Co. Ltd.	Air Freight & Logistics	176,800	2,223,069
b	Sharp Corp.	Household Durables	83,200	456,997
b	SHIFT, Inc.	IT Services	4,100	642,449
	Shikoku Electric Power Co., Inc.	Electric Utilities	62,400	494,145
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	114,400	3,197,410
	Shimamura Co. Ltd.	Specialty Retail	20,800	1,190,869
	Shimano, Inc.	Leisure Products	31,200	4,710,562
	Shimizu Corp.	Construction & Engineering	218,400	1,443,782
	Shin-Etsu Chemical Co. Ltd.	Chemicals	787,600	34,263,163
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	31,200	1,157,953
	Shionogi & Co. Ltd.	Pharmaceuticals	104,000	5,325,581
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	31,200	433,330
	Shiseido Co. Ltd.	Personal Care Products	160,900	4,351,407
	Shizuoka Financial Group, Inc.	Banks	197,600	1,889,241

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	20,800	$882,878
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	93,600	1,516,141
	SMC Corp.	Machinery	22,916	12,844,589
	SMS Co. Ltd.	Professional Services	20,800	355,680
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	71,200	1,994,701
a	SoftBank Corp.	Wireless Telecommunication Services	1,133,600	14,613,325
	SoftBank Group Corp.	Wireless Telecommunication Services	399,300	23,644,829
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	135,200	743,156
	Sojitz Corp.	Trading Companies & Distributors	93,600	2,465,778
	Sompo Holdings, Inc.	Insurance	374,400	7,891,480
	Sony Group Corp.	Household Durables	509,600	43,722,330
	Sotetsu Holdings, Inc.	Ground Transportation	31,200	566,711
	Square Enix Holdings Co. Ltd.	Entertainment	31,200	1,212,377
	Stanley Electric Co. Ltd.	Automobile Components	52,000	967,194
	Subaru Corp.	Automobiles	249,600	5,686,483
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	42,560	732,135
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	135,200	2,150,229
	Sumitomo Bakelite Co. Ltd.	Chemicals	20,800	636,046
	Sumitomo Chemical Co. Ltd.	Chemicals	624,000	1,396,058
	Sumitomo Corp.	Trading Companies & Distributors	447,200	10,791,069
	Sumitomo Electric Industries Ltd.	Automobile Components	312,000	4,839,407
	Sumitomo Forestry Co. Ltd.	Household Durables	52,000	1,688,381
	Sumitomo Heavy Industries Ltd.	Machinery	41,600	1,297,655
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	104,000	3,152,057
	Sumitomo Mitsui Financial Group, Inc.	Banks	520,000	30,610,063
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	291,200	6,364,859
b	Sumitomo Pharma Co. Ltd.	Pharmaceuticals	72,800	191,446
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	166,400	6,373,655
	Sumitomo Rubber Industries Ltd.	Automobile Components	72,800	903,356
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	26,940	830,744
	Suntory Beverage & Food Ltd.	Beverages	52,000	1,731,329
	Suzuken Co. Ltd.	Health Care Providers & Services	31,200	956,337
	Suzuki Motor Corp.	Automobiles	748,800	8,601,466
	Sysmex Corp.	Health Care Equipment & Supplies	235,620	4,143,531
	T&D Holdings, Inc.	Insurance	208,000	3,569,857
	Taiheiyo Cement Corp.	Construction Materials	41,600	967,263
	Taisei Corp.	Construction & Engineering	72,800	2,703,333
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	10,400	588,906
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	52,000	1,245,499
	Takara Holdings, Inc.	Beverages	72,800	514,932
	Takashimaya Co. Ltd.	Broadline Retail	52,000	838,865
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	624,000	17,250,758
	TBS Holdings, Inc.	Media	10,400	299,538
	TDK Corp.	Electronic Equipment, Instruments & Components	147,800	7,305,770
	TechnoPro Holdings, Inc.	Professional Services	42,760	875,288
	Teijin Ltd.	Chemicals	72,800	678,238
	Terumo Corp.	Health Care Equipment & Supplies	582,400	10,501,633
	THK Co. Ltd.	Machinery	52,000	1,213,202
	TIS, Inc.	IT Services	93,600	2,034,097
	Tobu Railway Co. Ltd.	Ground Transportation	83,200	2,078,557
	Toda Corp.	Construction & Engineering	93,600	632,370
	Toei Animation Co. Ltd.	Entertainment	7,500	153,623
	Toho Co. Ltd.	Entertainment	41,600	1,360,050
	Toho Gas Co. Ltd.	Gas Utilities	31,200	714,109
	Tohoku Electric Power Co., Inc.	Electric Utilities	197,600	1,562,182
	Tokai Carbon Co. Ltd.	Chemicals	83,200	547,923
	Tokio Marine Holdings, Inc.	Insurance	759,200	23,591,910

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Tokyo Century Corp.	Financial Services	104,000	$1,090,541
b	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	644,800	4,021,878
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	181,110	47,352,226
	Tokyo Gas Co. Ltd.	Gas Utilities	145,600	3,377,724
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	45,700	1,382,671
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	15,400	1,238,858
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	83,200	1,446,634
	Tokyu Corp.	Ground Transportation	239,200	2,914,433
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	249,600	2,059,041
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	104,000	2,665,539
	Toray Industries, Inc.	Chemicals	624,000	3,051,455
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	20,800	571,315
	Tosoh Corp.	Chemicals	114,400	1,558,643
	TOTO Ltd.	Building Products	62,400	1,761,358
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	62,400	1,005,401
	Toyo Suisan Kaisha Ltd.	Food Products	41,600	2,604,381
	Toyo Tire Corp.	Automobile Components	41,600	777,329
	Toyoda Gosei Co. Ltd.	Automobile Components	31,200	668,962
	Toyota Boshoku Corp.	Automobile Components	20,800	353,069
	Toyota Industries Corp.	Machinery	66,400	6,866,167
	Toyota Motor Corp.	Automobiles	4,929,600	123,512,790
	Toyota Tsusho Corp.	Trading Companies & Distributors	93,600	6,348,436
	Trend Micro, Inc.	Software	41,600	2,152,497
	TS Tech Co. Ltd.	Automobile Components	41,600	552,623
	Tsumura & Co.	Pharmaceuticals	31,200	788,117
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	14,750	1,048,664
	UBE Corp.	Chemicals	41,600	749,429
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	20,800	1,354,965
	Unicharm Corp.	Household Products	156,000	4,982,682
	United Urban Investment Corp.	Diversified REITs	1,248	1,263,296
	Ushio, Inc.	Electrical Equipment	41,600	535,856
	USS Co. Ltd.	Specialty Retail	166,400	1,388,087
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	41,600	704,901
	West Japan Railway Co.	Ground Transportation	187,200	3,880,184
	Workman Co. Ltd.	Specialty Retail	20,800	553,860
	Yakult Honsha Co. Ltd.	Food Products	124,800	2,571,946
	Yamada Holdings Co. Ltd.	Specialty Retail	218,400	636,678
	Yamaguchi Financial Group, Inc.	Banks	83,200	856,766
	Yamaha Corp.	Leisure Products	62,400	1,344,520
	Yamaha Motor Co. Ltd.	Automobiles	374,400	3,521,480
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	114,400	1,631,208
	Yamato Kogyo Co. Ltd.	Metals & Mining	14,400	817,216
	Yamazaki Baking Co. Ltd.	Food Products	52,000	1,347,200
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	10,400	628,419
	Yaskawa Electric Corp.	Machinery	104,000	4,358,730
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	93,600	2,160,880
	Yokohama Rubber Co. Ltd.	Automobile Components	52,000	1,383,277
	Zenkoku Hosho Co. Ltd.	Financial Services	20,800	756,026
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	41,600	1,770,154
	Zeon Corp.	Chemicals	62,400	544,652
	ZOZO, Inc.	Specialty Retail	41,600	1,046,150

	Total Common Stocks (Cost $1,743,455,551)			1,917,589,924

	Total Investments before Short-Term Investments (Cost $1,743,455,551)			1,917,589,924

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Short-Term Investments 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
c,d	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	Money Market Funds	8,014,193	$8,014,193

	Money Market Funds 0.1%
	United States 0.1%
c,d	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	Money Market Funds	512,091	512,091
	Total Short-Term Investments (Cost $8,526,284)			8,526,284

	Total Investments (Cost $1,751,981,835) 99.5%			1,926,116,208
	Other Assets, less Liabilities 0.5%			10,450,081

	Net Assets 100.0%			$1,936,566,289

aA portion or all of the security is on loan at March 31, 2024 Note 1(c).

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
NIKKEI 225 (OSE) JUN24	Long	68	$18,147,412	6/13/24	$14,171

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.57	$30.90	$30.70	$21.35	$23.12

Income from investment operations[a]:

Net investment income[b]	0.80	0.58	0.68	0.88	0.38

Net realized and unrealized gains (losses)	10.79	1.56	(0.08)	8.47	(2.15)

Total from investment operations	11.59	2.14	0.60	9.35	(1.77)

Less distributions from:

Net investment income	(2.32)	(0.92)	(0.40)	—	—

Net realized gains	(4.38)	(5.55)	—	—	—

Total distributions	(6.70)	(6.47)	(0.40)	—	—

Net asset value, end of year	$31.46	$26.57	$30.90	$30.70	$21.35

Total return[c]	49.20%	8.15%	1.93%	43.84%	(7.66)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.61%	1.99%	2.22%	3.29%	1.59%

Supplemental data

Net assets, end of year (000’s)	$50,342	$13,284	$24,720	$24,563	$4,269

Portfolio turnover rate[d]	21.18%[e]	31.96%[e]	5.46%[e]	6.31%[e]	10.06%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	20.83%	31.39%	5.03%	6.31%	10.06%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Japan Hedged ETF

	Industry	Shares	Value

Common Stocks 98.6%
Japan 98.6%
ABC-Mart, Inc.	Specialty Retail	849	$16,260
Acom Co. Ltd.	Consumer Finance	4,800	12,775
Activia Properties, Inc.	Diversified REITs	8	21,593
Advance Residence Investment Corp.	Residential REITs	16	35,310
Advantest Corp.	Semiconductors & Semiconductor Equipment	7,849	353,645
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	7,539	179,079
AEON Financial Service Co. Ltd.	Consumer Finance	1,600	14,848
Aeon Mall Co. Ltd.	Real Estate Management & Development	1,600	18,945
AEON REIT Investment Corp.	Retail REITs	16	14,727
AGC, Inc.	Building Products	1,864	68,084
Aica Kogyo Co. Ltd.	Chemicals	585	14,379
Air Water, Inc.	Chemicals	1,600	25,320
Aisin Corp.	Automobile Components	1,600	65,768
Ajinomoto Co., Inc.	Food Products	4,800	179,510
Alfresa Holdings Corp.	Health Care Providers & Services	1,600	23,496
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	1,600	12,665
Amada Co. Ltd.	Machinery	3,200	36,336
Amano Corp.	Electronic Equipment, Instruments & Components	628	16,067
ANA Holdings, Inc.	Passenger Airlines	1,600	33,936
Anritsu Corp.	Electronic Equipment, Instruments & Components	1,600	13,072
Aozora Bank Ltd.	Banks	1,600	26,144
Asahi Group Holdings Ltd.	Beverages	4,800	177,037
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,600	27,852
Asahi Kasei Corp.	Chemicals	12,800	94,047
Asics Corp.	Textiles, Apparel & Luxury Goods	1,800	86,833
Astellas Pharma, Inc.	Pharmaceuticals	19,200	208,498
Azbil Corp.	Electronic Equipment, Instruments & Components	1,284	35,582
Bandai Namco Holdings, Inc.	Leisure Products	6,400	119,589
BayCurrent Consulting, Inc.	Professional Services	1,600	31,435
Bic Camera, Inc.	Specialty Retail	1,600	13,553
BIPROGY, Inc.	IT Services	646	19,340
Bridgestone Corp.	Automobile Components	5,927	260,663
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,442	45,526
Calbee, Inc.	Food Products	784	17,763
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	514	15,242
Canon, Inc.	Technology Hardware, Storage & Peripherals	10,100	300,374
Capcom Co. Ltd.	Entertainment	3,728	68,848
Casio Computer Co. Ltd.	Household Durables	3,200	27,402
Central Japan Railway Co.	Ground Transportation	9,600	236,345
Chiba Bank Ltd.	Banks	6,400	53,346
Chubu Electric Power Co., Inc.	Electric Utilities	8,000	105,137
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	6,912	263,701
Chugin Financial Group, Inc.	Banks	1,600	13,897
Chugoku Electric Power Co., Inc.	Electric Utilities	3,200	24,516
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	1,600	23,448
COMSYS Holdings Corp.	Construction & Engineering	1,139	26,702
Concordia Financial Group Ltd.	Banks	11,200	56,968
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	834	42,294
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	178	17,018
Credit Saison Co. Ltd.	Consumer Finance	1,600	33,576
CyberAgent, Inc.	Media	4,800	35,696
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	2,494	76,973
Daicel Corp.	Chemicals	3,200	32,012
Daido Steel Co. Ltd.	Metals & Mining	1,600	19,204
Daifuku Co. Ltd.	Machinery	3,200	75,779
Dai-ichi Life Holdings, Inc.	Insurance	9,600	244,401
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	20,114	634,871

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Daiichikosho Co. Ltd.	Entertainment	802	$10,272
	Daikin Industries Ltd.	Building Products	2,834	385,744
	Daio Paper Corp.	Paper & Forest Products	1,600	12,369
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	600	69,180
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	6,400	191,478
	Daiwa House REIT Investment Corp.	Diversified REITs	24	41,040
	Daiwa Office Investment Corp.	Office REITs	3	11,695
	Daiwa Securities Group, Inc.	Capital Markets	14,400	109,514
	Daiwa Securities Living Investments Corp.	Residential REITs	16	11,143
	Denka Co. Ltd.	Chemicals	906	14,047
	Denso Corp.	Automobile Components	21,859	416,396
	Dentsu Group, Inc.	Media	2,164	59,982
	Dentsu Soken, Inc.	IT Services	248	8,226
	Descente Ltd.	Textiles, Apparel & Luxury Goods	450	10,273
	DIC Corp.	Chemicals	835	15,934
	Disco Corp.	Semiconductors & Semiconductor Equipment	880	332,533
	DMG Mori Co. Ltd.	Machinery	1,139	30,570
	Dowa Holdings Co. Ltd.	Metals & Mining	424	14,929
	East Japan Railway Co.	Ground Transportation	11,574	223,228
	Ebara Corp.	Machinery	966	88,018
	Eisai Co. Ltd.	Pharmaceuticals	2,871	117,917
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	1,600	26,387
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	30,400	146,893
	EXEO Group, Inc.	Construction & Engineering	2,086	22,315
	Ezaki Glico Co. Ltd.	Food Products	470	13,146
	Fancl Corp.	Personal Care Products	693	9,172
	FANUC Corp.	Machinery	10,400	287,581
	Fast Retailing Co. Ltd.	Specialty Retail	1,623	505,522
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	1,015	19,301
	FP Corp.	Containers & Packaging	524	9,546
	Frontier Real Estate Investment Corp.	Retail REITs	5	15,015
	Fuji Electric Co. Ltd.	Electrical Equipment	1,305	88,382
	Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	393	10,257
	Fuji Soft, Inc.	Software	400	15,884
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	11,310	251,840
	Fujikura Ltd.	Electrical Equipment	3,200	48,165
	Fujitsu Ltd.	IT Services	18,770	308,813
	Fukuoka Financial Group, Inc.	Banks	1,600	42,774
	Fuyo General Lease Co. Ltd.	Financial Services	192	17,456
	GLP J-Reit	Industrial REITs	48	39,835
	GMO internet group, Inc.	IT Services	659	12,107
	GMO Payment Gateway, Inc.	Financial Services	475	30,255
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	358	23,333
	GS Yuasa Corp.	Electrical Equipment	990	20,579
	Hachijuni Bank Ltd.	Banks	4,800	32,984
	Hakuhodo DY Holdings, Inc.	Media	3,200	29,295
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	1,600	56,591
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	2,273	66,052
	Harmonic Drive Systems, Inc.	Machinery	468	12,323
	Haseko Corp.	Household Durables	3,200	40,089
	Hikari Tsushin, Inc.	Industrial Conglomerates	270	50,434
a	Hino Motors Ltd.	Machinery	3,200	10,783
	Hirogin Holdings, Inc.	Banks	3,200	23,068
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	324	33,150
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	646	16,958
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,139	34,009
	Hitachi Ltd.	Industrial Conglomerates	9,428	866,209

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Honda Motor Co. Ltd.	Automobiles	51,200	$639,725
	Horiba Ltd.	Electronic Equipment, Instruments & Components	454	48,086
	Hoshizaki Corp.	Machinery	1,160	43,098
	House Foods Group, Inc.	Food Products	726	14,851
	Hoya Corp.	Health Care Equipment & Supplies	3,708	459,136
	Hulic Co. Ltd.	Real Estate Management & Development	4,800	49,841
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,144	50,259
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	11,200	77,111
	IHI Corp.	Machinery	1,600	43,334
	Iida Group Holdings Co. Ltd.	Household Durables	1,600	21,075
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	32	28,671
	INFRONEER Holdings, Inc.	Construction & Engineering	1,600	15,261
	Inpex Corp.	Oil, Gas & Consumable Fuels	9,600	148,461
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	1,139	21,343
	Invincible Investment Corp.	Hotel & Resort REITs	64	28,755
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	3,200	52,743
	Isuzu Motors Ltd.	Automobiles	6,400	86,901
	Ito En Ltd.	Beverages	643	15,775
	ITOCHU Corp.	Trading Companies & Distributors	14,131	603,727
	Iwatani Corp.	Oil, Gas & Consumable Fuels	571	32,228
	Iyogin Holdings, Inc.	Banks	3,200	24,802
	Izumi Co. Ltd.	Broadline Retail	466	10,811
	J Front Retailing Co. Ltd.	Broadline Retail	3,200	35,754
	Japan Airlines Co. Ltd.	Passenger Airlines	1,600	30,843
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	663	25,978
	Japan Exchange Group, Inc.	Capital Markets	5,480	148,818
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	48	25,277
	Japan Logistics Fund, Inc.	Industrial REITs	8	14,489
	Japan Metropolitan Fund Invest	Retail REITs	80	50,058
	Japan Post Bank Co. Ltd.	Banks	16,000	171,899
	Japan Post Holdings Co. Ltd.	Insurance	19,200	194,353
	Japan Post Insurance Co. Ltd.	Insurance	1,600	30,717
	Japan Prime Realty Investment Corp.	Office REITs	8	17,549
	Japan Real Estate Investment Corp.	Office REITs	15	53,322
	Japan Steel Works Ltd.	Machinery	602	13,476
	Japan Tobacco, Inc.	Tobacco	12,800	342,867
	Jeol Ltd.	Health Care Equipment & Supplies	475	19,641
	JFE Holdings, Inc.	Metals & Mining	6,400	107,410
	JGC Holdings Corp.	Construction & Engineering	1,600	15,752
a	JSR Corp.	Chemicals	1,900	54,397
	JTEKT Corp.	Automobile Components	3,200	30,193
	Kadokawa Corp.	Media	870	15,245
	Kagome Co. Ltd.	Food Products	771	18,747
	Kajima Corp.	Construction & Engineering	4,800	99,143
	Kakaku.com, Inc.	Interactive Media & Services	1,600	19,891
	Kamigumi Co. Ltd.	Transportation Infrastructure	981	21,773
	Kandenko Co. Ltd.	Construction & Engineering	1,600	18,490
	Kaneka Corp.	Chemicals	598	15,070
	Kansai Electric Power Co., Inc.	Electric Utilities	8,000	116,000
	Kansai Paint Co. Ltd.	Chemicals	1,600	23,004
	Kao Corp.	Personal Care Products	4,800	178,813
	Kawasaki Heavy Industries Ltd.	Machinery	1,600	53,885
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	4,800	64,161
	KDDI Corp.	Wireless Telecommunication Services	16,533	489,616
	KDX Realty Investment Corp.	Diversified REITs	48	50,333
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,042	23,361
	Keikyu Corp.	Ground Transportation	3,200	29,453

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Keio Corp.	Ground Transportation	1,600	$44,106
	Keisei Electric Railway Co. Ltd.	Ground Transportation	1,600	65,112
	Kewpie Corp.	Food Products	1,600	29,918
	Keyence Corp.	Electronic Equipment, Instruments & Components	2,082	956,637
	Kikkoman Corp.	Food Products	9,485	123,400
	Kinden Corp.	Construction & Engineering	1,600	28,502
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	1,600	47,066
	Kirin Holdings Co. Ltd.	Beverages	8,000	110,899
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	564	18,987
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	1,600	39,507
	Kobe Steel Ltd.	Metals & Mining	3,200	43,472
	Koei Tecmo Holdings Co. Ltd.	Entertainment	1,600	17,126
	Koito Manufacturing Co. Ltd.	Automobile Components	2,325	38,943
	Kokuyo Co. Ltd.	Commercial Services & Supplies	870	14,296
	Komatsu Ltd.	Machinery	9,600	280,556
	Konami Group Corp.	Entertainment	996	67,554
	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	4,800	15,744
	Kose Corp.	Personal Care Products	326	17,165
	Kotobuki Spirits Co. Ltd.	Food Products	1,600	20,266
	K’s Holdings Corp.	Specialty Retail	1,600	14,161
	Kubota Corp.	Machinery	11,200	176,423
	Kuraray Co. Ltd.	Chemicals	3,200	34,707
	Kurita Water Industries Ltd.	Machinery	1,143	47,587
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	550	11,498
	Kyocera Corp.	Electronic Equipment, Instruments & Components	12,800	171,053
	Kyoto Financial Group, Inc.	Banks	3,200	58,378
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	2,694	47,892
	Kyudenko Corp.	Construction & Engineering	466	19,611
	Kyushu Electric Power Co., Inc.	Electric Utilities	4,800	43,657
	Kyushu Financial Group, Inc.	Banks	4,800	36,219
	Kyushu Railway Co.	Ground Transportation	1,600	37,456
	LaSalle Logiport REIT	Industrial REITs	16	16,291
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	896	247,466
	Lawson, Inc.	Consumer Staples Distribution & Retail	454	31,003
	Lion Corp.	Household Products	3,200	28,713
	Lixil Corp.	Building Products	3,200	39,687
	LY Corp.	Interactive Media & Services	27,200	69,660
	M3, Inc.	Health Care Technology	4,800	67,776
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,066	19,546
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	507	24,887
	Makita Corp.	Machinery	2,594	73,186
	Mani, Inc.	Health Care Equipment & Supplies	627	8,221
	Marubeni Corp.	Trading Companies & Distributors	17,600	305,728
	Marui Group Co. Ltd.	Consumer Finance	1,600	25,854
	Maruichi Steel Tube Ltd.	Metals & Mining	586	15,573
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	100	21,408
	Matsui Securities Co. Ltd.	Capital Markets	1,600	8,722
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	4,000	64,475
	Mazda Motor Corp.	Automobiles	6,400	74,236
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	883	40,024
	Mebuki Financial Group, Inc.	Banks	11,200	37,860
	Medipal Holdings Corp.	Health Care Providers & Services	1,600	24,527
	MEIJI Holdings Co. Ltd.	Food Products	2,739	61,279
a	Mercari, Inc.	Broadline Retail	1,600	20,795
	MINEBEA MITSUMI, Inc.	Machinery	4,294	83,727
	MISUMI Group, Inc.	Machinery	3,200	43,662
	Mitsubishi Chemical Group Corp.	Chemicals	14,400	87,155

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Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Corp.	Trading Companies & Distributors	40,000	$921,603
Mitsubishi Electric Corp.	Electrical Equipment	20,800	345,235
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	11,200	206,062
Mitsubishi Gas Chemical Co., Inc.	Chemicals	1,600	27,381
Mitsubishi HC Capital, Inc.	Financial Services	8,000	56,560
Mitsubishi Heavy Industries Ltd.	Machinery	30,170	288,752
Mitsubishi Logistics Corp.	Transportation Infrastructure	602	19,789
Mitsubishi Materials Corp.	Metals & Mining	1,600	30,843
Mitsubishi Motors Corp.	Automobiles	6,400	21,389
Mitsubishi UFJ Financial Group, Inc.	Banks	118,400	1,218,070
Mitsui & Co. Ltd.	Trading Companies & Distributors	15,569	731,001
Mitsui Chemicals, Inc.	Chemicals	1,600	45,787
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	28,800	313,509
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	5	14,900
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	276	15,908
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	534	16,608
Mitsui OSK Lines Ltd.	Marine Transportation	3,200	97,473
Miura Co. Ltd.	Machinery	1,015	19,620
Mizuho Financial Group, Inc.	Banks	27,200	547,433
[a] Money Forward, Inc.	Software	423	18,679
MonotaRO Co. Ltd.	Trading Companies & Distributors	3,200	38,429
Mori Hills REIT Investment Corp., Class C	Office REITs	16	14,473
Morinaga & Co. Ltd.	Food Products	881	15,283
Morinaga Milk Industry Co. Ltd.	Food Products	712	14,706
MS&AD Insurance Group Holdings, Inc.	Insurance	14,400	257,943
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	17,600	328,405
Nabtesco Corp.	Machinery	1,600	27,064
Nagase & Co. Ltd.	Trading Companies & Distributors	1,600	27,001
Nagoya Railroad Co. Ltd.	Ground Transportation	1,600	22,899
Nankai Electric Railway Co. Ltd.	Ground Transportation	1,600	33,735
NEC Corp.	IT Services	2,726	197,950
NEC Networks & System Integration Corp.	IT Services	666	11,155
NET One Systems Co. Ltd.	IT Services	788	14,058
Nexon Co. Ltd.	Entertainment	4,000	66,338
NGK Insulators Ltd.	Machinery	3,200	43,133
NH Foods Ltd.	Food Products	1,042	35,031
NHK Spring Co. Ltd.	Automobile Components	1,600	15,826
Nichirei Corp.	Food Products	1,107	30,304
NIDEC Corp.	Electrical Equipment	5,478	221,878
Nifco, Inc.	Automobile Components	868	22,144
Nihon Kohden Corp.	Health Care Equipment & Supplies	773	20,451
Nihon M&A Center Holdings, Inc.	Professional Services	3,200	20,869
Nikon Corp.	Household Durables	3,200	32,371
Nintendo Co. Ltd.	Entertainment	11,070	599,489
Nippon Accommodations Fund, Inc.	Residential REITs	4	17,047
Nippon Building Fund, Inc.	Office REITs	16	63,220
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	775	19,828
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	672	34,332
Nippon Kayaku Co. Ltd.	Chemicals	1,600	13,807
Nippon Paint Holdings Co. Ltd.	Chemicals	11,200	79,442
Nippon Prologis REIT, Inc.	Industrial REITs	26	46,212
Nippon Sanso Holdings Corp.	Chemicals	1,900	59,607
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	592	17,485
Nippon Shokubai Co. Ltd.	Chemicals	1,612	15,615
Nippon Steel Corp.	Metals & Mining	8,614	208,769
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	300,800	357,355
Nippon Yusen KK	Marine Transportation	4,800	129,178

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nipro Corp.	Health Care Equipment & Supplies	1,600	$12,956
	Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	790	13,149
	Nissan Chemical Corp.	Chemicals	1,429	54,055
	Nissan Motor Co. Ltd.	Automobiles	20,800	83,601
	Nisshin Seifun Group, Inc.	Food Products	3,200	44,391
	Nissin Foods Holdings Co. Ltd.	Food Products	2,167	60,137
	Niterra Co. Ltd.	Automobile Components	1,600	53,747
	Nitori Holdings Co. Ltd.	Specialty Retail	768	119,758
	Nitto Denko Corp.	Chemicals	1,545	140,673
	NOF Corp.	Chemicals	2,226	30,674
	NOK Corp.	Automobile Components	1,600	22,127
	Nomura Holdings, Inc.	Capital Markets	32,000	206,701
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	1,096	31,864
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	48	47,669
	Nomura Research Institute Ltd.	IT Services	4,480	125,598
	NS Solutions Corp.	IT Services	358	11,685
	NSK Ltd.	Machinery	4,800	28,027
	NTT Data Group Corp.	IT Services	6,400	102,653
	Obayashi Corp.	Construction & Engineering	8,000	98,451
	OBIC Business Consultants Co. Ltd.	Software	324	15,806
	Obic Co. Ltd.	IT Services	706	106,242
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	3,200	43,894
	Oji Holdings Corp.	Paper & Forest Products	9,600	40,463
	OKUMA Corp.	Machinery	328	15,429
	Olympus Corp.	Health Care Equipment & Supplies	12,800	187,122
	Omron Corp.	Electronic Equipment, Instruments & Components	1,872	66,929
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	77,846
	Open House Group Co. Ltd.	Household Durables	786	25,702
	Oracle Corp.	Software	329	24,901
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	11,200	358,841
	ORIX Corp.	Financial Services	12,267	267,395
	Orix JREIT, Inc.	Office REITs	32	34,760
	Osaka Gas Co. Ltd.	Gas Utilities	4,170	93,460
	OSG Corp.	Machinery	820	11,849
	Otsuka Corp.	IT Services	2,188	46,219
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	5,156	214,968
	PALTAC Corp.	Distributors	344	9,353
	Pan Pacific International Holdings Corp.	Broadline Retail	4,294	114,709
	Panasonic Holdings Corp.	Household Durables	22,400	213,943
a	Park24 Co. Ltd.	Commercial Services & Supplies	1,600	19,378
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	3,200	16,427
a	PeptiDream, Inc.	Biotechnology	1,600	15,049
	Persol Holdings Co. Ltd.	Professional Services	19,200	27,085
	Pigeon Corp.	Household Products	1,600	15,366
	Rakus Co. Ltd.	Software	1,040	14,087
a	Rakuten Bank Ltd.	Banks	870	17,763
a	Rakuten Group, Inc.	Broadline Retail	14,400	80,856
	Recruit Holdings Co. Ltd.	Professional Services	15,201	673,647
	Relo Group, Inc.	Real Estate Management & Development	1,600	13,167
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	15,559	274,540
	Rengo Co. Ltd.	Containers & Packaging	1,600	12,369
	Resona Holdings, Inc.	Banks	24,000	150,697
	Resonac Holdings Corp.	Chemicals	1,600	38,334
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	627	10,999
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	6,400	57,152
	Rinnai Corp.	Household Durables	1,600	36,832
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	3,200	51,348

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	2,200	$43,129
	Ryohin Keikaku Co. Ltd.	Broadline Retail	2,510	41,860
	Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	200	8,857
	Sankyo Co. Ltd.	Leisure Products	1,600	17,697
	Sankyu, Inc.	Air Freight & Logistics	441	15,216
	Sanrio Co. Ltd.	Specialty Retail	1,950	39,298
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	3,200	32,487
	Sanwa Holdings Corp.	Building Products	1,600	28,343
	Sapporo Holdings Ltd.	Beverages	599	23,870
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	454	18,089
	SBI Holdings, Inc.	Capital Markets	2,594	67,719
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	809	106,721
	SCSK Corp.	IT Services	1,600	29,998
	Secom Co. Ltd.	Commercial Services & Supplies	2,190	158,594
	Sega Sammy Holdings, Inc.	Leisure Products	1,600	21,281
	Seibu Holdings, Inc.	Ground Transportation	1,600	25,610
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	3,200	55,936
	Seino Holdings Co. Ltd.	Ground Transportation	1,600	22,360
	Sekisui Chemical Co. Ltd.	Household Durables	4,800	70,726
	Sekisui House Ltd.	Household Durables	5,803	134,775
	Sekisui House Reit, Inc.	Diversified REITs	48	25,531
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	24,000	349,823
	Seven Bank Ltd.	Banks	6,400	12,504
	SG Holdings Co. Ltd.	Air Freight & Logistics	4,800	60,355
a	Sharp Corp.	Household Durables	3,200	17,577
a	SHIFT, Inc.	IT Services	114	17,863
	Shikoku Electric Power Co., Inc.	Electric Utilities	1,600	12,670
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	2,884	80,606
	Shimamura Co. Ltd.	Specialty Retail	448	25,649
	Shimano, Inc.	Leisure Products	778	117,462
	Shimizu Corp.	Construction & Engineering	6,400	42,309
	Shin-Etsu Chemical Co. Ltd.	Chemicals	20,356	885,552
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	742	27,538
	Shionogi & Co. Ltd.	Pharmaceuticals	2,647	135,546
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	849	11,792
	Shiseido Co. Ltd.	Personal Care Products	4,148	112,179
	Shizuoka Financial Group, Inc.	Banks	4,800	45,892
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	530	22,496
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	3,200	51,834
	SMC Corp.	Machinery	584	327,336
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	1,845	51,689
	SoftBank Corp.	Wireless Telecommunication Services	28,800	371,263
	SoftBank Group Corp.	Wireless Telecommunication Services	10,333	611,876
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	3,200	17,589
	Sojitz Corp.	Trading Companies & Distributors	2,325	61,249
	Sompo Holdings, Inc.	Insurance	9,600	202,346
	Sony Group Corp.	Household Durables	13,193	1,131,924
	Sotetsu Holdings, Inc.	Ground Transportation	775	14,077
	Square Enix Holdings Co. Ltd.	Entertainment	793	30,815
	Stanley Electric Co. Ltd.	Automobile Components	1,600	29,760
	Subaru Corp.	Automobiles	6,400	145,807
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,179	20,282
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	3,200	50,893
	Sumitomo Bakelite Co. Ltd.	Chemicals	720	22,017
	Sumitomo Chemical Co. Ltd.	Chemicals	16,000	35,796
	Sumitomo Corp.	Trading Companies & Distributors	11,200	270,259
	Sumitomo Electric Industries Ltd.	Automobile Components	8,000	124,087

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Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Forestry Co. Ltd.	Household Durables	1,600	$51,950
	Sumitomo Heavy Industries Ltd.	Machinery	1,160	36,185
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,570	77,892
	Sumitomo Mitsui Financial Group, Inc.	Banks	13,410	789,386
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	7,504	164,018
a	Sumitomo Pharma Co. Ltd.	Pharmaceuticals	1,600	4,208
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	4,170	159,724
	Sumitomo Rubber Industries Ltd.	Automobile Components	1,600	19,854
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	662	20,414
	Suntory Beverage & Food Ltd.	Beverages	1,305	43,450
	Suzuken Co. Ltd.	Health Care Providers & Services	979	30,008
	Suzuki Motor Corp.	Automobiles	19,200	220,550
	Sysmex Corp.	Health Care Equipment & Supplies	5,937	104,406
	T&D Holdings, Inc.	Insurance	5,600	96,112
	Taiheiyo Cement Corp.	Construction Materials	1,160	26,972
	Taisei Corp.	Construction & Engineering	1,600	59,414
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	263	14,893
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	1,600	38,323
	Takara Holdings, Inc.	Beverages	1,600	11,317
	Takashimaya Co. Ltd.	Broadline Retail	1,600	25,811
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	16,000	442,327
	TDK Corp.	Electronic Equipment, Instruments & Components	3,834	189,515
	TechnoPro Holdings, Inc.	Professional Services	1,122	22,967
	Teijin Ltd.	Chemicals	1,600	14,906
	Terumo Corp.	Health Care Equipment & Supplies	15,028	270,980
	THK Co. Ltd.	Machinery	1,600	37,329
	TIS, Inc.	IT Services	2,425	52,700
	Tobu Railway Co. Ltd.	Ground Transportation	2,121	52,988
	Toda Corp.	Construction & Engineering	3,200	21,619
	Toho Co. Ltd.	Entertainment	1,260	41,194
	Toho Gas Co. Ltd.	Gas Utilities	906	20,737
	Tohoku Electric Power Co., Inc.	Electric Utilities	4,800	37,948
	Tokai Carbon Co. Ltd.	Chemicals	1,600	10,537
	Tokio Marine Holdings, Inc.	Insurance	19,800	615,279
	Tokyo Century Corp.	Financial Services	3,200	33,555
a	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	16,000	99,798
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	4,726	1,235,639
	Tokyo Gas Co. Ltd.	Gas Utilities	3,825	88,735
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,200	36,306
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	452	36,361
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,600	27,820
	Tokyu Corp.	Ground Transportation	6,400	77,978
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	6,400	52,796
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	2,739	70,201
	Toray Industries, Inc.	Chemicals	16,000	78,242
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	400	10,987
	Tosoh Corp.	Chemicals	3,200	43,598
	TOTO Ltd.	Building Products	1,600	45,163
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,600	25,780
	Toyo Suisan Kaisha Ltd.	Food Products	951	59,538
	Toyo Tire Corp.	Automobile Components	1,600	29,897
	Toyoda Gosei Co. Ltd.	Automobile Components	835	17,903
	Toyota Boshoku Corp.	Automobile Components	614	10,422
	Toyota Industries Corp.	Machinery	1,600	165,450
	Toyota Motor Corp.	Automobiles	128,000	3,207,083
	Toyota Tsusho Corp.	Trading Companies & Distributors	2,337	158,507
	Trend Micro, Inc.	Software	1,160	60,022

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	TS Tech Co. Ltd.	Automobile Components	1,600	$21,255
	Tsumura & Co.	Pharmaceuticals	666	16,823
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	373	26,519
	UBE Corp.	Chemicals	1,600	28,824
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	571	37,196
	Unicharm Corp.	Household Products	4,148	132,488
	United Urban Investment Corp.	Diversified REITs	32	32,392
	Ushio, Inc.	Electrical Equipment	1,600	20,610
	USS Co. Ltd.	Specialty Retail	3,200	26,694
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,015	17,199
	West Japan Railway Co.	Ground Transportation	4,936	102,311
	Workman Co. Ltd.	Specialty Retail	520	13,847
	Yakult Honsha Co. Ltd.	Food Products	3,200	65,947
	Yamada Holdings Co. Ltd.	Specialty Retail	6,400	18,657
	Yamaguchi Financial Group, Inc.	Banks	1,600	16,476
	Yamaha Corp.	Leisure Products	1,600	34,475
	Yamaha Motor Co. Ltd.	Automobiles	9,600	90,294
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	3,200	45,628
	Yamato Kogyo Co. Ltd.	Metals & Mining	394	22,360
	Yamazaki Baking Co. Ltd.	Food Products	1,284	33,265
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	272	16,436
	Yaskawa Electric Corp.	Machinery	2,739	114,794
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	2,470	57,023
	Yokohama Rubber Co. Ltd.	Automobile Components	1,600	42,562
	Zenkoku Hosho Co. Ltd.	Financial Services	594	21,590
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,011	43,020
	Zeon Corp.	Chemicals	1,600	13,965
	ZOZO, Inc.	Specialty Retail	1,600	40,237

	Total Common Stocks (Cost $45,794,639)			49,613,216

	Total Investments before Short-Term Investments (Cost $45,794,639)			49,613,216

	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
b,c	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	Money Market Funds	14,836	14,836

	Total Short-Term Investments (Cost $14,836)			14,836

	Total Investments (Cost $45,809,475) 98.6%			49,628,052
	Other Assets, less Liabilities 1.4%			713,557

	Net Assets 100.0%			$50,341,609

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3(c) regarding investments in affiliated management investment companies.

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SCHEDULE OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

At March 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	UBSW	Buy	2,870,103,386	$18,967,112	4/02/24	$—	$(3,133)
Japanese Yen	SSBT	Buy	2,870,103,386	18,966,974	4/02/24	—	(2,995)
Japanese Yen	BOFA	Buy	1,435,052,307	9,483,346	4/02/24	—	(1,352)
Japanese Yen	BOFA	Sell	45,822,360	307,116	4/02/24	4,349	—
Japanese Yen	BOFA	Sell	89,690,769	600,398	4/02/24	7,774	—
Japanese Yen	SSBT	Sell	91,643,720	614,197	4/02/24	8,668	—
Japanese Yen	UBSW	Sell	91,643,720	614,206	4/02/24	8,677	—
Japanese Yen	BOFA	Sell	89,690,769	602,735	4/02/24	10,111	—
Japanese Yen	BOFA	Sell	89,690,769	607,528	4/02/24	14,904	—
Japanese Yen	UBSW	Sell	179,381,462	1,200,779	4/02/24	15,530	—
Japanese Yen	SSBT	Sell	179,381,462	1,200,788	4/02/24	15,539	—
Japanese Yen	UBSW	Sell	179,381,462	1,205,457	4/02/24	20,209	—
Japanese Yen	SSBT	Sell	179,381,462	1,205,476	4/02/24	20,227	—
Japanese Yen	SSBT	Sell	179,381,462	1,215,058	4/02/24	29,809	—
Japanese Yen	UBSW	Sell	179,381,462	1,215,065	4/02/24	29,816	—
Japanese Yen	BOFA	Sell	1,120,157,640	7,518,280	4/02/24	116,928	—
Japanese Yen	SSBT	Sell	2,240,315,280	15,036,430	4/02/24	233,726	—
Japanese Yen	UBSW	Sell	2,240,315,280	15,036,430	4/02/24	233,726	—
Japanese Yen	BOFA	Sell	1,528,234,000	10,145,183	5/02/24	1,244	—
Japanese Yen	SSBT	Sell	3,056,467,000	20,290,308	5/02/24	2,438	—
Japanese Yen	UBSW	Sell	3,056,467,000	20,290,685	5/02/24	2,815	—

Total Forward Exchange Contracts						$776,490	$(7,480)

Net unrealized appreciation (depreciation)							$769,010

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	24	$640,497	6/13/24	$647

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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Financial Highlights

Franklin FTSE Latin America ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.42	$25.25	$22.40	$15.20	$26.41

Income from investment operations[a]:

Net investment income[b]	1.32	1.66	1.54	0.57	0.77

Net realized and unrealized gains (losses)	3.21	(4.62)	2.83	7.13	(11.08)

Total from investment operations	4.53	(2.96)	4.37	7.70	(10.31)

Less distributions from net investment income	(1.34)	(1.87)	(1.52)	(0.50)	(0.90)

Net asset value, end of year	$23.61	$20.42	$25.25	$22.40	$15.20

Total return[c]	22.39%	(11.05)%	21.12%	50.80%	(40.49)%

Ratios to average net assets

Total expenses	0.19%	0.19%	0.19%	0.19%	0.21%

Net investment income	5.82%	8.09%	6.75%	2.86%	2.97%

Supplemental data

Net assets, end of year (000’s)	$68,479	$67,372	$7,575	$4,480	$1,520

Portfolio turnover rate[d]	8.97%[e]	10.49%[e]	18.50%[e]	10.21%[e]	12.74%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	6.40%	10.49%	18.50%	10.21%	12.74%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Latin America ETF

		Industry	Shares	Value

	Common Stocks 79.7%
	Brazil 41.5%
	Allos SA	Real Estate Management & Development	46,400	$221,732
	Alupar Investimento SA, UNIT	Electric Utilities	11,600	70,821
	Ambev SA	Beverages	423,400	1,056,481
	Atacadao SA	Consumer Staples Distribution & Retail	52,200	142,139
	Auren Energia SA	Independent Power Producers & Energy Traders	34,800	82,732
	B3 SA - Brasil Bolsa Balcao	Capital Markets	542,300	1,298,994
	Banco Bradesco SA	Banks	145,000	369,050
	Banco BTG Pactual SA	Capital Markets	127,600	928,663
	Banco do Brasil SA	Banks	83,300	942,243
	Banco Santander Brasil SA	Banks	34,800	198,279
	BB Seguridade Participacoes SA	Insurance	66,700	433,336
	Bradespar SA	Metals & Mining	2,900	11,564
a	BRF SA	Food Products	63,800	208,012
	Caixa Seguridade Participacoes SA	Insurance	43,500	135,743
	CCR SA	Transportation Infrastructure	107,300	296,248
	Centrais Eletricas Brasileiras SA	Electric Utilities	127,600	1,063,004
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	33,200	561,784
	Cia Energetica de Minas Gerais	Electric Utilities	5,800	16,917
	Cia Siderurgica Nacional SA	Metals & Mining	60,900	191,014
	Cielo SA	Financial Services	110,200	118,884
	Companhia Paranaense de Energia	Electric Utilities	78,300	135,309
	Cosan SA	Oil, Gas & Consumable Fuels	116,000	375,423
	CPFL Energia SA	Electric Utilities	17,400	121,005
	CSN Mineracao SA	Metals & Mining	52,200	55,271
	Dexco SA	Paper & Forest Products	34,800	53,394
a	Diagnosticos da America SA	Health Care Providers & Services	26,100	31,963
a	Embraer SA	Aerospace & Defense	72,500	482,460
	Energisa SA	Electric Utilities	23,200	221,871
a	Eneva SA	Independent Power Producers & Energy Traders	58,000	147,736
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	17,400	139,949
	Equatorial Energia SA	Electric Utilities	84,100	546,884
b	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	40,600	168,060
a	Grupo Mateus SA	Consumer Staples Distribution & Retail	37,700	65,902
a,b	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	461,100	340,836
	Hypera SA	Pharmaceuticals	39,000	256,569
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	5,800	24,321
	Itau Unibanco Holding SA	Banks	43,500	260,189
	Klabin SA	Containers & Packaging	78,300	395,133
	Localiza Rent a Car SA	Ground Transportation	82,379	899,898
	Lojas Renner SA	Specialty Retail	92,800	314,799
	M Dias Branco SA	Food Products	11,600	88,479
a	Magazine Luiza SA	Broadline Retail	324,800	116,798
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	26,100	133,432
	Natura & Co. Holding SA	Personal Care Products	92,800	331,485
	Neoenergia SA	Electric Utilities	23,200	94,319
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	359,600	2,750,045
	Porto Seguro SA	Insurance	17,400	108,734
	PRIO SA	Oil, Gas & Consumable Fuels	65,200	634,865
	Raia Drogasil SA	Consumer Staples Distribution & Retail	107,300	586,709
b	Rede D’Or Sao Luiz SA	Health Care Providers & Services	75,400	381,252
	Rumo SA	Ground Transportation	121,800	541,652
	Sao Martinho SA	Food Products	15,800	97,946
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	130,500	383,505
	SLC Agricola SA	Food Products	19,600	77,452
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	11,600	60,253

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Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Brazil (continued)
	Suzano SA	Paper & Forest Products	68,400	$874,276
	Telefonica Brasil SA	Diversified Telecommunication Services	42,600	430,634
	TIM SA	Wireless Telecommunication Services	78,300	278,439
	TOTVS SA	Software	43,500	246,632
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	20,300	147,255
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	81,200	461,840
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	17,400	32,571
	Vale SA	Metals & Mining	367,710	4,468,600
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	37,700	62,889
	Vibra Energia SA	Specialty Retail	107,300	536,120
	WEG SA	Electrical Equipment	145,000	1,106,572

				28,417,366

	Chile 4.7%
	Aguas Andinas SA, Class A	Water Utilities	267,032	77,862
	Banco de Chile	Banks	4,244,527	471,686
a	Banco de Credito e Inversiones SA	Banks	9,193	262,523
	Banco Itau Chile SA	Banks	7,221	74,444
	Banco Santander Chile	Banks	6,016,195	299,322
	Cencosud SA	Consumer Staples Distribution & Retail	128,586	222,864
	Cencosud Shopping SA	Real Estate Management & Development	46,922	71,757
	Cia Cervecerias Unidas SA	Beverages	12,789	75,846
	Cia Sud Americana de Vapores SA	Marine Transportation	1,694,035	127,288
	Colbun SA	Independent Power Producers & Energy Traders	703,627	91,070
	Empresas CMPC SA	Paper & Forest Products	116,435	236,348
	Empresas Copec SA	Oil, Gas & Consumable Fuels	47,386	340,062
	Enel Americas SA	Electric Utilities	1,846,981	179,849
	Enel Chile SA	Electric Utilities	2,415,352	145,042
a	Falabella SA	Broadline Retail	76,850	201,596
a	Latam Airlines Group SA	Passenger Airlines	16,399,210	204,144
a	Plaza SA	Real Estate Management & Development	28,565	39,188
	Quinenco SA	Industrial Conglomerates	25,752	90,579
	Sociedad de Inversiones Oro Blanco SA	Capital Markets	4,823,599	33,815

				3,245,285

	Colombia 0.7%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	460,259	247,083
	Interconexion Electrica SA ESP	Electric Utilities	42,833	219,193

				466,276

	Mexico 31.7%
	Alfa SAB de CV, Class A	Industrial Conglomerates	347,652	258,725
a	Alpek SAB de CV	Chemicals	36,772	27,189
a	Alsea SAB de CV	Hotels, Restaurants & Leisure	49,619	244,725
	America Movil SAB de CV	Wireless Telecommunication Services	2,193,647	2,056,163
	Arca Continental SAB de CV	Beverages	42,804	467,266
b	Banco del Bajio SA	Banks	68,875	268,510
	Becle SAB de CV	Beverages	52,258	123,243
a	Cemex SAB de CV	Construction Materials	1,468,386	1,295,966
	Coca-Cola Femsa SAB de CV	Beverages	51,011	492,195
	Concentradora Fibra Danhos SA de CV	Diversified REITs	22,910	27,952
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	82,708	322,786
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	19,140	166,058
	Fibra Uno Administracion SA de CV	Diversified REITs	278,603	462,781
	Fomento Economico Mexicano SAB de CV	Beverages	176,726	2,292,731
	Gruma SAB de CV, Class B	Food Products	17,371	324,684
	Grupo Aeroportuario del Centro Norte SAB de CV .	Transportation Infrastructure	26,680	262,294

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SCHEDULE OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Mexico (continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	38,048	$611,199
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	19,372	611,121
	Grupo Bimbo SAB de CV	Food Products	211,468	998,324
	Grupo Carso SAB de CV	Industrial Conglomerates	43,703	389,447
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	44,718	359,617
	Grupo Elektra SAB de CV	Banks	5,829	404,140
	Grupo Financiero Banorte SAB de CV, Class O	Banks	279,705	2,967,893
a	Grupo Financiero Inbursa SAB de CV, Class O	Banks	193,314	594,651
	Grupo Mexico SAB de CV, Class B	Metals & Mining	306,095	1,807,096
	Grupo Televisa SAB	Media	232,783	145,369
a	Industrias Penoles SAB de CV	Metals & Mining	12,064	170,540
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	80,649	187,288
	Megacable Holdings SAB de CV	Media	29,000	80,640
a	Ollamani SAB	Hotels, Restaurants & Leisure	11,513	20,800
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	121,481	147,633
	Orbia Advance Corp. SAB de CV	Chemicals	94,076	196,565
	Prologis Property Mexico SA de CV	Industrial REITs	67,309	294,638
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	21,199	224,479
	Qualitas Controladora SAB de CV	Insurance	16,124	187,657
	Regional SAB de CV	Banks	22,997	226,473
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	499,496	2,013,400

				21,732,238

	United States 1.1%
	GCC SAB de CV	Construction Materials	15,834	188,245
	JBS SA	Food Products	130,500	560,528

				748,773

	Total Common Stocks (Cost $43,109,743)			54,609,938

	Preferred Stocks 18.7%
	Brazil 17.1%
a	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	23,200	44,170
c	Banco Bradesco SA, 7.809%, pfd.	Banks	504,600	1,437,523
c	Bradespar SA, 13.817%, pfd.	Metals & Mining	23,200	95,432
a	Braskem SA, Class A, pfd.	Chemicals	17,400	91,770
c	Centrais Eletricas Brasileiras SA, Class B, 3.204%, pfd.	Electric Utilities	26,100	243,139
c	Cia Energetica de Minas Gerais, 10.139%, pfd.	Electric Utilities	124,700	312,899
c	Companhia Paranaense de Energia, Class B, 2.952%, pfd.	Electric Utilities	127,600	245,230
c	CTEEP-Cia de Transmissao de Energia Eletrica
	Paulista, 7.546%, pfd.	Electric Utilities	17,400	86,278
c	Gerdau SA, 6.802%, pfd.	Metals & Mining	104,400	463,022
c	Itau Unibanco Holding SA, 6.817%, pfd.	Banks	466,900	3,231,097
c	Itausa SA, 8.361%, pfd.	Banks	527,800	1,107,151
c	Metalurgica Gerdau SA, 14.966%, pfd.	Metals & Mining	63,800	131,155
c	Petroleo Brasileiro SA, 7.947%, pfd.	Oil, Gas & Consumable Fuels	542,300	4,047,573
c	Unipar Carbocloro SA, Class B, 7.443%, pfd.	Chemicals	4,640	61,810
c	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.287%, pfd.	Metals & Mining	46,400	92,790

				11,691,039

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SCHEDULE OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Chile 1.1%
c	Embotelladora Andina SA, Class B, 7.49%, pfd.	Beverages	36,395	$92,100
c	Sociedad Quimica y Minera de Chile SA,Class B, 0.011%, pfd.	Electrical Equipment	13,195	641,663

				733,763

	Colombia 0.5%
c	Bancolombia SA, 10.754%, pfd.	Banks	43,558	370,529

	Total Preferred Stocks (Cost $10,359,501)			12,795,331

	Total Investments (Cost $53,469,244) 98.4%			67,405,269
	Other Assets, less Liabilities 1.6%			1,073,443

	Net Assets 100.0%			$68,478,712

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $1,158,658, representing 1.7% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	30	$771,907	4/17/24	$(5,159)
Index Contracts
Mex Bolsa Index	Long	8	279,773	6/21/24	10,767

Total Futures Contracts					$5,608

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$29.28	$27.49	$22.14	$14.35	$22.11

Income from investment operations[a]:

Net investment income[b]	0.85	0.91	0.66	0.33	0.64

Net realized and unrealized gains (losses)	4.56	1.91	5.48	7.78	(7.73)

Total from investment operations	5.41	2.82	6.14	8.11	(7.09)

Less distributions from net investment income	(0.96)	(1.03)	(0.79)	(0.32)	(0.67)

Net asset value, end of year	$33.73	$29.28	$27.49	$22.14	$14.35

Total return[c]	18.66%	11.15%	28.33%	56.94%	(33.13)%

Ratios to average net assets

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	2.76%	3.55%	2.73%	1.80%	2.93%

Supplemental data

Net assets, end of year (000’s)	$45,531	$24,890	$12,372	$5,536	$2,871

Portfolio turnover rate[d]	9.92%[e]	11.16%[e]	22.39%[e]	18.32%[e]	19.32%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	9.79%	11.16%	22.39%	18.32%	19.32%

260	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Mexico ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	Mexico 99.0%
	Alfa SAB de CV, Class A	Industrial Conglomerates	824,985	$613,958
a	Alpek SAB de CV	Chemicals	84,483	62,466
a	Alsea SAB de CV	Hotels, Restaurants & Leisure	116,100	572,616
	America Movil SAB de CV	Wireless Telecommunication Services	4,291,353	4,022,397
	Arca Continental SAB de CV	Beverages	100,332	1,095,266
b	Banco del Bajio SA	Banks	161,109	628,084
	Becle SAB de CV	Beverages	122,256	288,323
a	Cemex SAB de CV	Construction Materials	2,462,292	2,173,166
	Coca-Cola Femsa SAB de CV	Beverages	119,475	1,152,791
	Concentradora Fibra Danhos SA de CV	Diversified REITs	54,810	66,873
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	193,860	756,581
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	45,009	390,497
	Fibra Uno Administracion SA de CV	Diversified REITs	653,373	1,085,303
	Fomento Economico Mexicano SAB de CV	Beverages	345,195	4,478,340
	Gruma SAB de CV, Class B	Food Products	40,662	760,020
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	62,424	613,696
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	88,128	1,415,679
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	43,551	1,373,887
	Grupo Bimbo SAB de CV	Food Products	388,152	1,832,436
	Grupo Carso SAB de CV	Industrial Conglomerates	102,465	913,088
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	104,841	843,118
	Grupo Elektra SAB de CV	Banks	13,697	949,649
	Grupo Financiero Banorte SAB de CV, Class O	Banks	539,703	5,726,679
a	Grupo Financiero Inbursa SAB de CV, Class O	Banks	429,165	1,320,150
	Grupo Mexico SAB de CV, Class B	Metals & Mining	610,011	3,601,328
	Grupo Televisa SAB	Media	544,887	340,273
a	Industrias Penoles SAB de CV	Metals & Mining	28,161	398,092
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	189,405	439,847
	Megacable Holdings SAB de CV	Media	67,824	188,598
a,c	Ollamani SAB	Hotels, Restaurants & Leisure	27,270	49,268
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	285,768	347,287
	Orbia Advance Corp. SAB de CV	Chemicals	220,941	461,641
	Prologis Property Mexico SA de CV	Industrial REITs	157,896	691,174
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	49,734	526,640
	Qualitas Controladora SAB de CV	Insurance	37,638	438,045
	Regional SAB de CV	Banks	53,892	530,725
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	979,749	3,949,234

				45,097,215

	United States 1.0%
	GCC SAB de CV	Construction Materials	37,179	442,008

	Total Common Stocks (Cost $37,808,490)			45,539,223

	Total Investments before Short-Term Investments (Cost $37,808,490)			45,539,223

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SCHEDULE OF INVESTMENTS

Franklin FTSE Mexico ETF (continued)

		Industry	Shares	Value

	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
d,e	Institutional Fiduciary Trust – Money Market Portfolio, 5.16%	Money Market Funds	46,800	$46,800

	Total Short-Term Investments (Cost $46,800)			46,800

	Total Investments (Cost $37,855,290) 100.1%			45,586,023
	Other Assets, less Liabilities (0.1)%			(54,844)

	Net Assets 100.0%			$45,531,179

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $628,084, representing 1.4% of net assets.

cA portion or all of the security is on loan at March 31, 2024 Note 1(c).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

262	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$33.65	$41.30	$30.33	$20.15	$27.89

Income from investment operations[a]:

Net investment income[b]	0.99	1.38	0.62	0.52	0.89

Net realized and unrealized gains (losses)	4.05	(8.40)	11.03	10.23	(7.80)

Total from investment operations	5.04	(7.02)	11.65	10.75	(6.91)

Less distributions from net investment income	(1.12)	(0.63)	(0.68)	(0.57)	(0.83)

Net asset value, end of year	$37.57	$33.65	$41.30	$30.33	$20.15

Total return[c]	15.21%	(17.04)%	38.99%	54.12%	(25.51)%

Ratios to average net assets

Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	2.79%	3.97%	1.77%	2.11%	3.46%

Supplemental data

Net assets, end of year (000’s)	$18,786	$21,874	$4,130	$3,033	$2,015

Portfolio turnover rate[d]	14.55%[e]	5.44%[e]	15.51%[e]	16.74%[e]	32.37%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	14.32%	5.44%	15.51%	16.74%	32.37%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	263

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.7%
	Saudi Arabia 99.7%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	26,400	$93,620
	ACWA Power Co.	Independent Power Producers & Energy Traders	11,910	1,038,414
	Advanced Petrochemical Co.	Chemicals	7,630	83,003
	Al Rajhi Bank	Banks	97,230	2,133,590
	Aldrees Petroleum & Transport Services Co.	Oil, Gas & Consumable Fuels	2,200	96,787
	Alinma Bank	Banks	63,360	718,829
	Almarai Co. JSC	Food Products	14,510	222,844
	Arab National Bank	Banks	39,710	309,167
	Arabian Centres Co. Ltd.	Real Estate Management & Development	10,860	72,101
	Arabian Contracting Services Co.	Media	900	54,857
	Arabian Drilling Co.	Energy Equipment & Services	1,600	71,756
	Arabian Internet & Communications Services Co.	IT Services	1,490	150,967
	Astra Industrial Group	Industrial Conglomerates	2,050	104,399
	Bank AlBilad	Banks	29,240	372,663
a	Bank Al-Jazira	Banks	24,050	126,711
	Banque Saudi Fransi	Banks	35,070	356,264
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	17,540	41,249
	Bupa Arabia for Cooperative Insurance Co.	Insurance	4,420	302,877
	Catrion Catering Holding Co.	Commercial Services & Supplies	2,410	81,351
	Co. for Cooperative Insurance	Insurance	4,400	184,423
	Dallah Healthcare Co.	Health Care Providers & Services	2,240	99,980
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	31,680	115,553
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	4,930	402,234
	Elm Co.	IT Services	1,530	396,849
a	Emaar Economic City	Real Estate Management & Development	21,870	47,466
	Etihad Etisalat Co.	Wireless Telecommunication Services	22,510	314,498
	Jarir Marketing Co.	Specialty Retail	35,200	136,089
	Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,510	87,850
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	26,360	88,698
	Mouwasat Medical Services Co.	Health Care Providers & Services	5,650	207,591
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	3,110	121,896
a	National Industrialization Co., Class C	Chemicals	19,660	72,968
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,450	79,496
	Qassim Cement Co.	Construction Materials	2,640	41,249
a	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	25,010	50,213
	Riyad Bank	Banks	103,810	813,762
	Riyadh Cables Group Co.	Electrical Equipment	3,630	95,432
	SABIC Agri-Nutrients Co.	Chemicals	13,920	449,092
	Sahara International Petrochemical Co.	Chemicals	21,120	176,540
a	Saudi Arabian Mining Co.	Metals & Mining	67,610	883,320
	[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	160,500	1,320,204
	Saudi Aramco Base Oil Co.	Chemicals	3,020	124,488
	Saudi Awwal Bank	Banks	56,540	603,013
	Saudi Basic Industries Corp.	Chemicals	49,010	1,023,192
	Saudi Cement Co.	Construction Materials	4,490	55,788
	Saudi Electricity Co.	Electric Utilities	46,600	245,270
	Saudi Industrial Investment Group	Chemicals	22,140	136,836
	Saudi Investment Bank	Banks	29,330	129,035
a	Saudi Kayan Petrochemical Co.	Chemicals	44,000	107,111
	Saudi National Bank	Banks	149,050	1,597,603
a	Saudi Research & Media Group	Media	2,330	161,028
	Saudi Tadawul Group Holding Co.	Capital Markets	2,870	205,235
	Saudi Telecom Co.	Diversified Telecommunication Services	96,980	1,023,972
	Saudia Dairy & Foodstuff Co.	Food Products	920	90,761
	Savola Group	Food Products	15,590	234,027
a	Seera Group Holding	Hotels, Restaurants & Leisure	8,800	64,525
	Southern Province Cement Co.	Construction Materials	4,110	43,012

264	Annual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin FTSE Saudi Arabia ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Saudi Arabia (continued)
United Electronics Co.	Specialty Retail	2,350	$59,525
Yamama Cement Co.	Construction Materials	5,940	52,265
Yanbu National Petrochemical Co.	Chemicals	16,400	165,071

Total Common Stocks (Cost $15,793,384)			18,738,609

Total Investments (Cost $15,793,384) 99.7%			18,738,609
Other Assets, less Liabilities 0.3%			47,462

Net Assets 100.0%			$18,786,071

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $1,320,204, representing 7.0% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.08	$25.57	$31.48	$16.52	$21.19

Income from investment operations[a]:

Net investment income[b]	0.35	0.49	0.55	0.54	0.36

Net realized and unrealized gains (losses)	2.45	(4.37)	(5.87)	14.72	(4.58)

Total from investment operations	2.80	(3.88)	(5.32)	15.26	(4.22)

Less distributions from net investment income	(0.52)	(0.61)	(0.59)	(0.30)	(0.45)

Net asset value, end of year	$23.36	$21.08	$25.57	$31.48	$16.52

Total return[c]	13.42%	(15.00)%	(17.15)%	92.55%	(20.24)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	1.62%	2.36%	1.86%	2.07%	1.78%

Supplemental data

Net assets, end of year (000’s)	$301,337	$293,049	$61,361	$62,966	$11,562

Portfolio turnover rate[d]	31.27%[e]	5.97%[e]	27.38%[e]	8.65%[e]	21.72%[e]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	9.22%	5.97%	10.53%	8.65%	8.02%

266	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 94.6%
	South Korea 94.6%
a	Alteogen, Inc., Class A	Biotechnology	12,513	$1,834,775
	Amorepacific Corp., Class H	Personal Care Products	10,836	977,152
	AMOREPACIFIC Group, Class A	Personal Care Products	9,288	183,518
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	2,967	259,399
	BNK Financial Group, Inc., Class H	Banks	102,168	589,672
a	Celltrion Pharm, Inc., Class A	Pharmaceuticals	7,869	614,323
	Celltrion, Inc., Class A	Biotechnology	61,920	8,794,135
	Cheil Worldwide, Inc., Class A	Media	25,542	356,307
	CJ CheilJedang Corp., Class A	Food Products	2,967	647,947
a	CJ Corp., Class A	Industrial Conglomerates	4,773	460,193
a	CJ ENM Co. Ltd., Class A	Entertainment	3,741	230,643
	CJ Logistics Corp., Class A	Air Freight & Logistics	2,967	253,228
a	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	8,256	981,214
	Coway Co. Ltd.	Household Durables	20,898	869,295
a	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	73,917	203,426
	DB Insurance Co. Ltd., Class A	Insurance	16,512	1,161,513
	DGB Financial Group, Inc., Class A	Banks	55,857	354,746
	DL E&C Co. Ltd., Class A	Construction & Engineering	11,997	322,148
	DL Holdings Co. Ltd., Class A	Chemicals	4,515	176,408
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	11,352	144,277
	Doosan Bobcat, Inc., Class A	Machinery	18,189	720,129
a	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	156,993	2,008,111
a	Ecopro BM Co. Ltd.	Electrical Equipment	16,899	3,439,425
a	Ecopro Co. Ltd.	Electrical Equipment	7,095	3,336,033
a	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	7,095	356,792
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	5,805	303,132
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	18,963	535,964
	Green Cross Corp.	Biotechnology	1,935	174,348
a	GS Engineering & Construction Corp.	Construction & Engineering	23,220	257,856
	GS Holdings Corp.	Industrial Conglomerates	16,641	596,418
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	14,319	215,915
	Hana Financial Group, Inc.	Banks	97,137	4,163,272
	Hanjin Kal Corp.	Passenger Airlines	11,739	518,827
	Hankook Tire & Technology Co. Ltd.	Automobile Components	27,219	1,095,836
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	2,838	701,990
	Hanmi Science Co. Ltd.	Pharmaceuticals	9,030	256,898
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	16,383	1,627,043
	Hanon Systems	Automobile Components	59,469	259,300
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	12,771	1,939,959
	Hanwha Corp.	Industrial Conglomerates	16,641	334,365
	Hanwha Life Insurance Co. Ltd.	Insurance	132,999	280,076
a	Hanwha Ocean Co. Ltd., Class A	Machinery	38,055	780,180
	Hanwha Solutions Corp.	Chemicals	38,313	806,814
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	15,609	833,639
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	6,966	610,576
	HD Hyundai Infracore Co. Ltd.	Machinery	51,084	319,880
a	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	15,867	1,395,471
	Hite Jinro Co. Ltd.	Beverages	11,223	170,064
	HL Mando Co. Ltd.	Automobile Components	12,126	299,941
a	HLB, Inc.	Health Care Equipment & Supplies	39,603	3,094,697
	HMM Co. Ltd.	Marine Transportation	107,844	1,259,281
	Hotel Shilla Co. Ltd.	Specialty Retail	11,481	511,688
	HYBE Co. Ltd.	Entertainment	7,611	1,300,301
	Hyundai Autoever Corp.	IT Services	2,451	262,168
	Hyundai Department Store Co. Ltd.	Broadline Retail	5,031	192,832

franklintempleton.com	Annual Report	267

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	26,832	$657,720
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	6,837	884,176
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	21,543	488,068
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	7,482	344,019
	Hyundai Mobis Co. Ltd.	Automobile Components	24,768	4,691,432
	Hyundai Motor Co.	Automobiles	50,955	8,818,953
	Hyundai Steel Co.	Metals & Mining	31,089	734,359
a	Hyundai Wia Corp.	Automobile Components	5,805	244,489
	Industrial Bank of Korea	Banks	100,620	1,009,003
	Kakao Corp.	Interactive Media & Services	112,359	4,481,841
a	Kakao Games Corp.	Entertainment	14,964	255,652
	KakaoBank Corp.	Banks	79,206	1,620,892
a	Kakaopay Corp.	Financial Services	7,869	225,037
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	39,345	476,085
	KB Financial Group, Inc.	Banks	141,513	7,305,592
	KCC Corp.	Chemicals	1,548	298,389
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	7,869	208,379
	Kia Corp.	Automobiles	90,429	7,402,248
	Korea Aerospace Industries Ltd.	Aerospace & Defense	25,929	991,899
	Korea Electric Power Corp.	Electric Utilities	94,299	1,541,005
a	Korea Gas Corp.	Gas Utilities	9,546	190,388
	Korea Investment Holdings Co. Ltd.	Capital Markets	14,061	695,608
	Korea Zinc Co. Ltd.	Metals & Mining	3,999	1,342,654
	Korean Air Lines Co. Ltd.	Passenger Airlines	68,370	1,102,046
a	Krafton, Inc.	Entertainment	10,707	1,964,441
	KT&G Corp.	Tobacco	37,023	2,571,328
a	Kum Yang Co. Ltd.	Chemicals	12,513	1,074,468
	Kumho Petrochemical Co. Ltd.	Chemicals	6,063	611,592
a	L&F Co. Ltd.	Electrical Equipment	9,159	1,184,462
	LG Chem Ltd.	Chemicals	17,415	5,678,875
	LG Corp.	Industrial Conglomerates	32,895	2,138,022
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	115,326	920,895
	LG Electronics, Inc.	Household Durables	39,861	2,815,808
a	LG Energy Solution Ltd.	Electrical Equipment	14,706	4,314,852
	LG H&H Co. Ltd.	Personal Care Products	3,483	983,131
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	5,160	753,925
	LG Uplus Corp.	Diversified Telecommunication Services	78,303	579,893
	Lotte Chemical Corp.	Chemicals	6,708	594,440
	Lotte Chilsung Beverage Co. Ltd.	Beverages	1,290	121,789
	Lotte Corp.	Industrial Conglomerates	9,675	195,117
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	7,998	291,106
	LOTTE Fine Chemical Co. Ltd.	Chemicals	5,289	184,059
	Lotte Shopping Co. Ltd.	Broadline Retail	4,128	221,387
	LS Corp.	Electrical Equipment	6,321	532,443
	Meritz Financial Group, Inc.	Financial Services	32,895	1,996,302
	Mirae Asset Securities Co. Ltd.	Capital Markets	97,008	580,787
	NAVER Corp.	Interactive Media & Services	53,148	7,398,281
	NCSoft Corp.	Entertainment	5,805	857,221
a,b	Netmarble Corp.	Entertainment	7,998	368,933
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	50,181	436,113
	NongShim Co. Ltd.	Food Products	1,161	317,793
	OCI Holdings Co. Ltd.	Chemicals	5,676	390,838
	Orion Corp.	Food Products	7,998	540,626
	Ottogi Corp.	Food Products	516	151,590
	Pan Ocean Co. Ltd.	Marine Transportation	89,784	275,771
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	17,028	179,861
a	Pearl Abyss Corp.	Entertainment	12,126	270,217

268	Annual Report	franklintempleton.com

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Posco DX Co. Ltd.	IT Services	19,479	$707,538
	POSCO Future M Co. Ltd.	Electrical Equipment	10,449	2,355,633
	POSCO Holdings, Inc.	Metals & Mining	27,735	8,693,905
	Posco International Corp.	Trading Companies & Distributors	16,770	658,966
	S-1 Corp.	Commercial Services & Supplies	7,095	316,739
a,b	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	6,579	4,061,021
	Samsung C&T Corp.	Industrial Conglomerates	30,960	3,645,058
	Samsung Card Co. Ltd.	Consumer Finance	11,094	311,909
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	20,640	2,279,791
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	925,317	56,635,930
a	Samsung Engineering Co. Ltd.	Construction & Engineering	58,308	1,082,786
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	12,126	2,756,216
a	Samsung Heavy Industries Co. Ltd.	Machinery	240,585	1,529,736
	Samsung Life Insurance Co. Ltd.	Insurance	27,477	1,883,846
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	19,479	6,814,937
	Samsung SDS Co. Ltd.	IT Services	13,416	1,629,353
	Samsung Securities Co. Ltd.	Capital Markets	23,349	695,484
a	SD Biosensor, Inc.	Health Care Equipment & Supplies	14,964	131,161
	Seegene, Inc.	Biotechnology	9,546	170,534
	Shinhan Financial Group Co. Ltd.	Banks	182,535	6,237,036
	Shinsegae, Inc.	Broadline Retail	2,580	320,620
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	10,449	711,735
a	SK Bioscience Co. Ltd.	Biotechnology	8,772	399,423
	SK Chemicals Co. Ltd.	Chemicals	3,612	167,151
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	199,821	27,162,297
a,b	SK IE Technology Co. Ltd.	Electrical Equipment	9,417	512,033
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	22,059	1,900,720
	SK Networks Co. Ltd.	Trading Companies & Distributors	35,217	154,340
a	SK Square Co. Ltd.	Industrial Conglomerates	35,217	2,066,587
	SK, Inc.	Industrial Conglomerates	13,158	1,745,604
a	SKC Co. Ltd.	Chemicals	6,708	554,080
	S-Oil Corp.	Oil, Gas & Consumable Fuels	15,093	880,075
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	9,675	121,382
a	Wemade Co. Ltd.	Entertainment	6,321	282,655
	Woori Financial Group, Inc.	Banks	243,681	2,592,024
	Yuhan Corp.	Pharmaceuticals	20,511	1,168,575

	Total Common Stocks (Cost $243,263,517)			285,216,720

	Preferred Stocks 4.0%
	South Korea 4.0%
c	Amorepacific Corp., 2.538%, pfd.	Personal Care Products	3,870	103,631
c	CJ CheilJedang Corp., 4.022%, pfd.	Food Products	516	52,893
c	Hanwha Corp., 5.351%, pfd.	Industrial Conglomerates	8,256	91,682
c	Hyundai Motor Co., 8.789%, pfd.	Automobiles	12,900	1,471,822
c	Hyundai Motor Co., 8.622%, pfd.	Automobiles	8,127	941,736
c	LG Chem Ltd., 1.197%, pfd.	Chemicals	2,838	625,045
c	LG Electronics, Inc., 1.887%, pfd.	Household Durables	6,321	211,522
c	LG H&H Co. Ltd., 2.112%, pfd.	Personal Care Products	774	96,646
c	Samsung Electronics Co. Ltd., 2.125%, pfd.	Technology Hardware, Storage & Peripherals	160,089	8,086,204
c	Samsung Fire & Marine Insurance Co. Ltd., 7.082%, pfd.	Insurance	1,032	173,246

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SCHEDULE OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
c	Samsung SDI Co. Ltd., 0.394%, pfd.	Electronic Equipment, Instruments & Components	516	$102,146

	Total Preferred Stocks (Cost $9,632,021)			11,956,573

	Total Investments (Cost $252,895,538) 98.6%			297,173,293
	Other Assets, less Liabilities 1.4%			4,164,179

	Net Assets 100.0%			$301,337,472

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $4,941,987, representing 1.6% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	54	$3,780,000	6/13/24	$121,465

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$31.21	$34.00	$30.36	$24.44	$23.86

Income from investment operations[a]:

Net investment income[b]	0.80	0.66	0.70	0.88	1.06

Net realized and unrealized gains (losses)	1.63	(2.86)	3.62	5.74	(0.16)

Total from investment operations	2.43	(2.20)	4.32	6.62	0.90

Less distributions from net investment income	(0.78)	(0.59)	(0.68)	(0.70)	(0.32)

Net asset value, end of year	$32.86	$31.21	$34.00	$30.36	$24.44

Total return[c]	7.86%	(6.23)%	14.22%	27.54%	3.70%

Ratios to average net assets

Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	2.52%	2.24%	2.07%	3.13%	4.12%

Supplemental data

Net assets, end of year (000’s)	$46,010	$49,941	$47,593	$48,570	$34,213

Portfolio turnover rate[d]	14.49%[e]	7.89%[e]	13.99%[e]	12.59%[e]	16.25%[e]

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	14.49%	7.89%	13.99%	12.59%	16.25%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	271

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 97.8%
	Switzerland 94.8%
	ABB Ltd.	Electrical Equipment	37,464	$1,742,386
	Adecco Group AG	Professional Services	4,928	195,107
	Alcon, Inc.	Health Care Equipment & Supplies	14,462	1,200,055
a	Avolta AG	Specialty Retail	3,304	137,670
	Bachem Holding AG, Class B	Life Sciences Tools & Services	994	95,350
	Baloise Holding AG	Insurance	1,372	215,237
	Banque Cantonale Vaudoise	Banks	896	104,253
	Barry Callebaut AG	Food Products	110	159,865
	Belimo Holding AG	Building Products	280	137,466
	BKW AG	Electric Utilities	574	88,200
	Chocoladefabriken Lindt & Spruengli AG	Food Products	62	742,733
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	12,502	1,908,543
a	Clariant AG	Chemicals	6,888	93,222
	DKSH Holding AG	Trading Companies & Distributors	1,050	71,519
	Emmi AG	Food Products	63	62,601
	EMS-Chemie Holding AG	Chemicals	220	169,024
	Flughafen Zurich AG	Transportation Infrastructure	602	136,748
	Geberit AG	Building Products	999	591,170
	Georg Fischer AG	Machinery	2,536	188,363
	Givaudan SA	Chemicals	248	1,105,771
	Helvetia Holding AG	Insurance	1,092	150,700
	Julius Baer Group Ltd.	Capital Markets	6,356	367,515
	Kuehne & Nagel International AG	Marine Transportation	1,554	433,057
	Logitech International SA	Technology Hardware, Storage & Peripherals	4,788	429,309
	Lonza Group AG	Life Sciences Tools & Services	2,225	1,334,457
	Nestle SA	Food Products	74,858	7,957,870
	Novartis AG	Pharmaceuticals	58,100	5,635,836
	Partners Group Holding AG	Capital Markets	685	979,549
	PSP Swiss Property AG	Real Estate Management & Development	1,400	183,724
	Roche Holding AG	Pharmaceuticals	19,460	4,962,765
	Roche Holding AG	Pharmaceuticals	812	219,070
a	Sandoz Group AG	Pharmaceuticals	13,440	406,020
	Schindler Holding AG, PC	Machinery	1,260	317,693
	Schindler Holding AG	Machinery	574	140,202
a	SGS SA	Professional Services	4,483	435,309
	SIG Group AG	Containers & Packaging	10,248	227,556
	Sika AG	Chemicals	4,354	1,298,417
	Sonova Holding AG	Health Care Equipment & Supplies	1,568	454,541
	Straumann Holding AG	Health Care Equipment & Supplies	3,318	530,467
	Swatch Group AG	Textiles, Apparel & Luxury Goods	882	205,053
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,526	69,294
	Swiss Life Holding AG	Insurance	924	648,554
	Swiss Prime Site AG	Real Estate Management & Development	2,352	222,091
	Swiss Re AG	Insurance	8,974	1,155,252
a	Swisscom AG	Diversified Telecommunication Services	798	488,528
	Tecan Group AG	Life Sciences Tools & Services	392	162,684
	Temenos AG	Software	1,848	132,296
	UBS Group AG	Capital Markets	85,302	2,627,154
b	VAT Group AG	Machinery	798	414,017
	Zurich Insurance Group AG	Insurance	3,472	1,874,579

				43,608,842

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SCHEDULE OF INVESTMENTS

Franklin FTSE Switzerland ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
United States 3.0%
Holcim AG, Class B	Construction Materials	15,106	$1,369,553

Total Common Stocks (Cost $42,112,270)			44,978,395

Total Investments (Cost $42,112,270) 97.8%			44,978,395
Other Assets, less Liabilities 2.2%			1,031,305

Net Assets 100.0%			$46,009,700

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $414,017, representing 0.9% of net assets.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	8	$1,033,418	6/21/24	$2,930

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$37.05	$43.67	$41.12	$23.18	$24.72

Income from investment operations[a]:

Net investment income[b]	1.21	1.25	0.98	0.74	0.89

Net realized and unrealized gains (losses)	7.14	(6.84)	2.64	17.99	(1.56)

Total from investment operations	8.35	(5.59)	3.62	18.73	(0.67)

Less distributions from net investment income	(1.18)	(1.03)	(1.07)	(0.79)	(0.87)

Net asset value, end of year	$44.22	$37.05	$43.67	$41.12	$23.18

Total return[c]	22.90%	(12.55)%	8.72%	81.35%	(3.29)%

Ratios to average net assets

Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	3.12%	3.52%	2.20%	2.24%	3.39%

Supplemental data

Net assets, end of year (000’s)	$225,504	$137,094	$43,667	$32,897	$13,906

Portfolio turnover rate[d]	12.14%[e]	11.88%[e]	17.76%[e]	10.63%[e]	12.57%[e]

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	12.14%	5.40%	7.86%	10.63%	12.57%

274	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Taiwan ETF

		Industry	Shares	Value

	Common Stocks 98.0%
	China 0.9%
	Airtac International Group, Class A	Machinery	33,870	$1,185,320
	Silergy Corp.	Semiconductors & Semiconductor Equipment	80,210	822,063

				2,007,383

	Taiwan 96.9%
	Accton Technology Corp.	Communications Equipment	131,470	1,901,999
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	700,000	1,023,638
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	3,760	81,654
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	112,498	1,420,132
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	17,829	1,860,698
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	841,600	4,233,837
	Asia Cement Corp.	Construction Materials	602,400	777,387
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	70,000	1,194,244
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	9,640	721,415
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	7,920	824,085
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	173,840	2,333,004
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,735,000	970,410
	Capital Securities Corp., Class A	Capital Markets	492,000	294,399
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	149,070	1,020,086
	Cathay Financial Holding Co. Ltd., Class A	Insurance	2,267,800	3,447,388
	Chailease Holding Co. Ltd., Class A	Financial Services	184,669	992,487
	Chang Hwa Commercial Bank Ltd., Class A	Banks	1,673,633	957,004
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	451,500	705,392
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	151,870	1,053,483
	China Airlines Ltd., Class A	Passenger Airlines	705,000	429,562
a	China Development Financial Holding Corp., Class A	Insurance	3,881,000	1,691,688
	China Motor Corp., Class A	Automobiles	64,920	262,694
	China Steel Corp., Class A	Metals & Mining	3,039,000	2,269,505
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	937,390	3,690,569
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	1,010,000	1,142,438
	CTBC Financial Holding Co. Ltd., Class A	Banks	4,490,000	4,636,821
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	532,360	5,672,341
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	194,300	1,390,307
	E.Sun Financial Holding Co. Ltd., Class A	Banks	3,664,000	3,119,784
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	48,690	841,332
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	74,000	932,992
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	16,785	1,305,940
a	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	173,210	207,288
a	Eternal Materials Co. Ltd., Class H	Chemicals	234,385	229,599
	Eva Airways Corp., Class H	Passenger Airlines	661,000	659,895
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	248,290	1,334,413
	Far Eastern International Bank	Banks	554,000	249,273
	Far Eastern New Century Corp.	Industrial Conglomerates	720,617	748,684
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	436,000	1,110,316
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	121,404	608,850
	First Financial Holding Co. Ltd.	Banks	2,645,000	2,289,328
	Formosa Chemicals & Fibre Corp.	Chemicals	843,300	1,454,533
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	336,130	729,953
	Formosa Plastics Corp.	Chemicals	919,380	1,979,324
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	12,010	62,483
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	252,000	174,806
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	271,550	534,556
	Fubon Financial Holding Co. Ltd.	Insurance	1,907,600	4,154,537
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	20,650	320,040
	Giant Manufacturing Co. Ltd.	Leisure Products	77,785	528,637
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	120,270	1,187,536

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SCHEDULE OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Taiwan (continued)
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	21,400	$832,503
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	51,970	941,853
	Hiwin Technologies Corp.	Machinery	70,489	606,800
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,938,500	13,772,712
	Hotai Motor Co. Ltd.	Specialty Retail	79,715	1,601,598
a	HTC Corp.	Technology Hardware, Storage & Peripherals	179,800	265,176
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,503,000	1,810,566
	Innolux Corp.	Electronic Equipment, Instruments & Components	2,085,000	980,494
	Inventec Corp.	Technology Hardware, Storage & Peripherals	633,000	1,180,811
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	25,498	1,947,994
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	526,100	1,660,322
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	366,620	13,689,468
	Mega Financial Holding Co. Ltd.	Banks	2,829,297	3,584,858
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	168,800	894,015
	momo.com, Inc.	Broadline Retail	4,297	51,961
	Nan Ya Plastics Corp.	Chemicals	262,290	458,957
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	51,970	325,589
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	285,360	603,649
	Nien Made Enterprise Co. Ltd.	Household Durables	33,650	369,584
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	140,970	2,660,518
	Oneness Biotech Co. Ltd.	Pharmaceuticals	86,284	473,162
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	503,531	1,604,830
a	PharmaEssentia Corp.	Biotechnology	58,100	584,567
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	548,000	619,001
a	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	725,000	584,467
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	169,200	1,060,028
	President Chain Store Corp.	Consumer Staples Distribution & Retail	138,080	1,149,822
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	655,380	6,010,406
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	117,402	2,054,310
	Ruentex Development Co. Ltd.	Real Estate Management & Development	381,910	419,458
	Shanghai Commercial & Savings Bank Ltd.	Banks	921,000	1,391,421
a	Shin Kong Financial Holding Co. Ltd.	Insurance	3,303,000	832,884
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	131,460	881,096
	SinoPac Financial Holdings Co. Ltd.	Banks	2,837,700	1,919,671
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	333,800	822,936
	Taishin Financial Holding Co. Ltd.	Banks	2,918,000	1,641,196
	Taiwan Business Bank	Banks	1,338,328	675,364
	Taiwan Cement Corp.	Construction Materials	1,629,618	1,637,078
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	2,611,150	2,137,645
	Taiwan Fertilizer Co. Ltd.	Chemicals	181,629	357,543
a	Taiwan Glass Industry Corp.	Building Products	326,000	175,206
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	513,000	482,488
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	449,360	1,446,219
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	69,250	263,987
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,773,940	43,179,629
a	Tatung Co. Ltd.	Electrical Equipment	546,000	963,926
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	295,000	535,551
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	69,250	192,797
	U-Ming Marine Transport Corp.	Marine Transportation	104,000	172,231
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	320,060	1,910,149
	Uni-President Enterprises Corp.	Food Products	1,181,300	2,860,648
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,889,630	4,713,193
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	222,390	594,133
	Voltronic Power Technology Corp.	Electrical Equipment	15,880	813,761
	Walsin Lihwa Corp.	Electrical Equipment	666,595	782,122
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	78,440	276,961
	Wan Hai Lines Ltd.	Marine Transportation	227,330	313,255

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SCHEDULE OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	75,530	$344,568
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	754,291	641,077
Wistron Corp.	Technology Hardware, Storage & Peripherals	703,297	2,746,953
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	21,690	1,538,466
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	365,000	1,093,740
Yageo Corp.	Electronic Equipment, Instruments & Components	96,039	1,773,526
Yang Ming Marine Transport Corp.	Marine Transportation	70,797	98,220
Yuanta Financial Holding Co. Ltd.	Financial Services	2,994,890	2,844,834
Yulon Motor Co. Ltd.	Automobiles	147,744	314,383
Yulon Nissan Motor Co. Ltd.	Automobiles	5,280	21,613
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	155,380	606,887

			218,559,602

United States 0.2%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	17,212	502,320

Total Common Stocks (Cost $176,547,635)			221,069,305

Total Investments (Cost $176,547,635) 98.0%			221,069,305
Other Assets, less Liabilities 2.0%			4,434,484

Net Assets 100.0%			$225,503,789

aNon-income producing.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE Taiwan Index Futures	Long	61	$4,251,700	4/29/24	$27,096

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Year Ended March 31,

	2024		2023	2022		2021		2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.21		$25.46	$23.78		$17.92		$24.23

Income from investment operations[a]:

Net investment income[b]	0.96		0.94	0.95		0.84		1.08

Net realized and unrealized gains (losses)	1.92		(1.22)	1.47		5.62		(6.30)

Total from investment operations	2.88		(0.28)	2.42		6.46		(5.22)

Less distributions from net investment income	(0.99)		(0.97)	(0.74)		(0.60)		(1.09)

Net asset value, end of year	$26.10		$24.21	$25.46		$23.78		$17.92

Total return[c]	12.18%		(0.71)%	10.27%		36.19%		(22.42)%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%		0.09%		0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%	0.09%		0.09%		0.09%

Net investment income	3.90%		4.10%	3.77%		3.98%		4.84%

Supplemental data

Net assets, end of year (000’s)	$652,527		$568,961	$613,573		$205,673		$89,624

Portfolio turnover rate[d]	4.70%	[e]	5.61% [e]	5.76%	[e]	7.26%	[e]	4.41% [e]

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

d Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[e]Portfolio turnover rate excluding cash creations was as follows:	4.70%	5.60%	5.76%	7.26%	4.41%

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Schedule of Investments, March 31, 2024

Franklin FTSE United Kingdom ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	Australia 5.2%
	Glencore PLC	Metals & Mining	3,014,500	$16,576,515
	Rio Tinto PLC	Metals & Mining	270,500	17,143,546

				33,720,061

	Austria 0.3%
	Mondi PLC	Paper & Forest Products	109,500	1,930,337

	Bermuda 0.2%
	Hiscox Ltd.	Insurance	84,000	1,315,801

	Chile 0.3%
	Antofagasta PLC	Metals & Mining	86,000	2,215,159

	Ireland 5.9%
	CRH PLC	Construction Materials	172,000	14,835,809
	DCC PLC	Industrial Conglomerates	24,500	1,782,698
	Experian PLC	Professional Services	227,500	9,926,429
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	44,000	8,776,555
	Smurfit Kappa Group PLC	Containers & Packaging	64,500	2,949,562

				38,271,053

	Isle Of Man 0.2%
	Entain PLC	Hotels, Restaurants & Leisure	158,000	1,591,558

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	47,500	281,961

	Netherlands 8.2%
	Shell PLC	Oil, Gas & Consumable Fuels	1,615,000	53,553,901

	Nigeria 0.1%
b	Airtel Africa PLC	Wireless Telecommunication Services	266,000	355,514

	Russia 0.0%†
a,c	Evraz PLC	Metals & Mining	128,818	—

	Switzerland 0.2%
	Coca-Cola HBC AG	Beverages	48,500	1,533,529

	United Kingdom 78.4%
	3i Group PLC	Capital Markets	236,500	8,392,129
	abrdn PLC	Capital Markets	452,000	805,665
	Admiral Group PLC	Insurance	76,000	2,723,718
	Anglo American PLC	Metals & Mining	300,000	7,396,834
	Ashtead Group PLC	Trading Companies & Distributors	108,500	7,730,332
	Associated British Foods PLC	Food Products	83,500	2,634,925
	AstraZeneca PLC	Pharmaceuticals	367,000	49,504,566
b	Auto Trader Group PLC	Interactive Media & Services	220,500	1,950,383
	Aviva PLC	Insurance	678,500	4,256,433
	B&M European Value Retail SA	Broadline Retail	248,500	1,713,362
	BAE Systems PLC	Aerospace & Defense	757,500	12,913,525
	Barclays PLC	Banks	3,733,000	8,639,184
	Barratt Developments PLC	Household Durables	243,000	1,459,948
	Beazley PLC	Insurance	164,500	1,382,940
	Berkeley Group Holdings PLC	Household Durables	26,000	1,562,741
	BP PLC	Oil, Gas & Consumable Fuels	4,145,000	25,955,699
	British American Tobacco PLC	Tobacco	500,500	15,212,093
	British Land Co. PLC	Diversified REITs	230,500	1,150,740
	BT Group PLC	Diversified Telecommunication Services	1,565,000	2,167,765
	Bunzl PLC	Trading Companies & Distributors	84,000	3,234,324
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	88,500	1,356,105
	Centrica PLC	Multi-Utilities	1,334,500	2,151,933

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SCHEDULE OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Compass Group PLC	Hotels, Restaurants & Leisure	425,000	$12,471,751
b	ConvaTec Group PLC	Health Care Equipment & Supplies	406,500	1,470,696
	Croda International PLC	Chemicals	34,500	2,136,396
	Diageo PLC	Beverages	549,500	20,307,529
	DS Smith PLC	Containers & Packaging	318,500	1,596,103
	Endeavour Mining PLC	Metals & Mining	45,000	914,656
	Ferguson PLC	Trading Companies & Distributors	51,000	11,161,760
	GSK PLC	Pharmaceuticals	999,500	21,573,096
	Haleon PLC	Personal Care Products	1,637,000	6,888,309
	Halma PLC	Electronic Equipment, Instruments & Components	94,000	2,811,893
	Hargreaves Lansdown PLC	Capital Markets	93,500	869,318
	Hikma Pharmaceuticals PLC	Pharmaceuticals	40,500	981,536
	Howden Joinery Group PLC	Trading Companies & Distributors	130,000	1,489,170
	HSBC Holdings PLC	Banks	4,749,500	37,138,796
	IMI PLC	Machinery	63,500	1,455,927
	Imperial Brands PLC	Tobacco	218,000	4,874,376
	Informa PLC	Media	339,000	3,559,545
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	41,000	4,268,799
	Intermediate Capital Group PLC	Capital Markets	69,000	1,790,354
a	International Consolidated Airlines Group SA	Passenger Airlines	400,000	893,118
	Intertek Group PLC	Professional Services	40,000	2,518,920
	J Sainsbury PLC	Consumer Staples Distribution & Retail	431,000	1,472,222
	JD Sports Fashion PLC	Specialty Retail	607,000	1,031,336
	Johnson Matthey PLC	Chemicals	44,500	1,005,680
	Kingfisher PLC	Specialty Retail	466,500	1,469,729
	Land Securities Group PLC	Diversified REITs	183,500	1,525,749
	Legal & General Group PLC	Insurance	1,472,000	4,730,578
	Lloyds Banking Group PLC	Banks	15,760,000	10,304,805
	London Stock Exchange Group PLC	Capital Markets	116,000	13,906,360
	M&G PLC	Financial Services	541,000	1,506,937
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	488,000	1,634,251
	Melrose Industries PLC	Aerospace & Defense	327,000	2,780,047
	National Grid PLC	Multi-Utilities	924,000	12,442,810
	NatWest Group PLC	Banks	1,340,000	4,494,264
	Next PLC	Broadline Retail	30,000	3,498,697
a,c	NMC Health PLC	Health Care Providers & Services	3,705	—
a	Ocado Group PLC	Consumer Staples Distribution & Retail	148,500	853,734
	Pearson PLC	Diversified Consumer Services	171,500	2,257,465
	Persimmon PLC	Household Durables	79,000	1,313,325
	Phoenix Group Holdings PLC	Insurance	182,000	1,270,491
	Prudential PLC	Insurance	684,000	6,419,988
	Reckitt Benckiser Group PLC	Household Products	178,000	10,145,615
	RELX PLC	Professional Services	471,000	20,372,482
	Rentokil Initial PLC	Commercial Services & Supplies	625,500	3,727,198
	Rightmove PLC	Interactive Media & Services	198,000	1,374,679
a	Rolls-Royce Holdings PLC	Aerospace & Defense	2,080,000	11,211,798
	RS Group PLC	Trading Companies & Distributors	118,000	1,083,393
	Sage Group PLC	Software	254,500	4,068,546
	Schroders PLC	Capital Markets	209,500	996,675
	Segro PLC	Industrial REITs	331,500	3,784,819
	Severn Trent PLC	Water Utilities	65,500	2,043,749
	Smith & Nephew PLC	Health Care Equipment & Supplies	217,500	2,724,489
	Smiths Group PLC	Industrial Conglomerates	86,500	1,793,685
	Spirax-Sarco Engineering PLC	Machinery	18,000	2,285,219
	SSE PLC	Electric Utilities	271,000	5,648,622
	St. James’s Place PLC	Capital Markets	134,000	786,285
	Standard Chartered PLC	Banks	546,000	4,630,877

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SCHEDULE OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Taylor Wimpey PLC	Household Durables	874,500	$1,514,008
	Tesco PLC	Consumer Staples Distribution & Retail	1,730,500	6,483,836
	Unilever PLC	Personal Care Products	617,000	30,986,049
	UNITE Group PLC	Residential REITs	86,000	1,062,494
	United Utilities Group PLC	Water Utilities	169,000	2,196,804
	Vodafone Group PLC	Wireless Telecommunication Services	5,430,000	4,833,166
	Weir Group PLC	Machinery	64,000	1,634,746
	Whitbread PLC	Hotels, Restaurants & Leisure	49,000	2,051,341
a	Wise PLC, Class A	Financial Services	186,000	2,181,880
	WPP PLC	Media	259,000	2,465,642

				511,473,957

	Total Common Stocks (Cost $629,195,548)			646,242,831

	Total Investments (Cost $629,195,548) 99.0%			646,242,831
	Other Assets, less Liabilities 1.0%			6,283,708

	Net Assets 100.0%			$652,526,539

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $3,776,593, representing 0.6% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	58	$5,852,687	6/21/24	$165,193

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 330

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$34,208,290	$24,935,839	$129,143,056	$384,413,783
Value – Unaffiliated issuers	$35,097,428	$27,051,994	$160,662,544	$408,877,358
Cash	—	63	276,934	36,038
Foreign currency, at value (cost $42,695, $256,109, $316,168 and $74,039, respectively)	42,559	255,874	315,128	74,039
Receivables:
Dividends and interest	93,499	105,608	820,022	808,108
Investment securities sold	2,980	—	—	—
Variation margin on futures contracts	484	5,535	5,764	3,074
Deposits with brokers for:
Futures contracts	3,412	29,871	326,633	60,096

Total assets	35,240,362	27,448,945	162,407,025	409,858,713

Liabilities:
Payables:
Management fees	5,584	2,113	25,137	31,302
Funds advanced by custodian	2,634	—	—	—
Deferred tax	267,634	—	—	—

Total liabilities	275,852	2,113	25,137	31,302

Net assets, at value	$34,964,510	$27,446,832	$162,381,888	$409,827,411

Net assets consist of:
Paid-in capital	$40,735,551	$26,722,291	$283,262,591	$388,316,981

Total distributable earnings (loss)	(5,771,041)	724,541	(120,880,703)	21,510,430

Net assets, at value	$34,964,510	$27,446,832	$162,381,888	$409,827,411

Shares outstanding	1,600,000	950,000	8,300,000	11,800,000

Net asset value per share	$21.85	$28.89	$19.56	$34.73

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$151,541,860	$69,731,333	$19,530,694	$19,368,208
Value – Unaffiliated issuers	$112,987,835	$69,798,760	$20,734,254	$19,845,693
Cash	28,426	29,501	—	1,031
Foreign currency, at value (cost $14,984, $232,303, $9,595 and $5,181, respectively)	14,932	231,092	9,551	5,148
Receivables:
Dividends and interest	12,054	657,795	64,346	6,606
European Union tax reclaims receivable (Note 1e)	—	606,130	19,168	—
Investment securities sold	38,741	—	—	—
Variation margin on futures contracts	448	2,457	176	—
Deposits with brokers for:
Futures contracts	3,412	86,413	7,621	30

Total assets	113,085,848	71,412,148	20,835,116	19,858,508

Liabilities:
Payables:
Investment securities purchased	—	—	2	—
European Union tax reclaims contingency fees payable
(Note 1e)	—	151,533	4,792	—
Management fees	17,992	5,372	1,565	1,486
Funds advanced by custodian	—	—	672	—

Total liabilities	17,992	156,905	7,031	1,486

Net assets, at value	$113,067,856	$71,255,243	$20,828,085	$19,857,022

Net assets consist of:
Paid-in capital	$184,230,382	$75,903,861	$23,292,687	$20,695,724

Total distributable earnings (loss)	(71,162,526)	(4,648,618)	(2,464,602)	(838,702)

Net assets, at value	$113,067,856	$71,255,243	$20,828,085	$19,857,022

Shares outstanding	7,200,000	2,400,000	800,000	800,000

Net asset value per share	$15.70	$29.69	$26.04	$24.82

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$14,696,428	$767,381,172	$1,743,967,642	$45,809,475
Cost – Non-controlled affiliates (Note 3c)	—	—	8,014,193	—
Value – Unaffiliated issuers	$9,802,532	$909,918,907	$1,918,102,015	$49,628,052
Value – Non-controlled affiliates (Note 3c)	—	—	8,014,193	—
Cash	—	456,857	23	9
Foreign currency, at value (cost $47,411, $1,509,932, $1,575,315 and $14,927, respectively)	47,393	1,509,927	1,575,935	14,941
Receivables:
Capital shares sold	—	—	18,518,267	—
Dividends and interest	27,690	85,018	15,770,313	417,549
Investment securities sold	—	42,562	—	—
Variation margin on futures contracts	—	10,947	6,896	—
Deposits with brokers for:
Futures contracts	3,820	98,230	970,814	34,264
Unrealized appreciation on OTC forward exchange contracts	—	—	—	776,490
Other assets	—	283,427	—	—

Total assets	9,881,435	912,405,875	1,962,958,456	50,871,305

Liabilities:
Payables:
Investment securities purchased	—	—	18,233,401	502,559
Management fees	776	134,347	144,573	3,575
Variation margin on futures contracts	303	—	—	16,082
Funds advanced by custodian	25,879	—	—	—

Payable upon return of securities loaned	—	—	8,014,193	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	7,480
Deferred tax	—	22,135,993	—	—

Total liabilities	26,958	22,270,340	26,392,167	529,696

Net assets, at value	$9,854,477	$890,135,535	$1,936,566,289	$50,341,609

Net assets consist of:
Paid-in capital	$16,641,169	$781,615,434	$1,798,341,719	$46,134,951

Total distributable earnings (loss)	(6,786,692)	108,520,101	138,224,570	4,206,658

Net assets, at value	$9,854,477	$890,135,535	$1,936,566,289	$50,341,609

Shares outstanding	600,000	24,350,000	62,400,000	1,600,000

Net asset value per share	$16.42	$36.56	$31.03	$31.46

+Includes securities loaned	—	—	7,612,946	—

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$53,469,244	$37,808,490	$15,793,384	$252,895,538
Cost – Non-controlled affiliates (Note 3c)	—	46,800	—	—
Value – Unaffiliated issuers	$67,405,269	$45,539,223	$18,738,609	$297,173,293
Value – Non-controlled affiliates (Note 3c)	—	46,800	—	—
Cash	274,439	—	—	245,383
Foreign currency, at value (cost $412,986, $1,249, $11,943 and $5,791, respectively)	413,940	1,265	11,943	5,791
Receivables:
Capital shares sold	—	—	—	4,672,819
Dividends and interest	228,911	280	81,248	3,568,217
Variation margin on futures contracts	27,081	20	—	22,793
Deposits with brokers for:
Futures contracts	139,985	35	—	321,199

Total assets	68,489,625	45,587,623	18,831,800	306,009,495

Liabilities:
Payables:
Investment securities purchased	—	—	—	4,650,024
Management fees	10,913	7,115	6,297	21,999
Funds advanced by custodian	—	2,529	39,432	—
Payable upon return of securities loaned	—	46,800	—	—

Total liabilities	10,913	56,444	45,729	4,672,023

Net assets, at value	$68,478,712	$45,531,179	$18,786,071	$301,337,472

Net assets consist of:
Paid-in capital	$56,286,612	$39,161,198	$16,164,094	$291,300,135

Total distributable earnings (loss)	12,192,100	6,369,981	2,621,977	10,037,337

Net assets, at value	$68,478,712	$45,531,179	$18,786,071	$301,337,472

Shares outstanding	2,900,000	1,350,000	500,000	12,900,000

Net asset value per share	$23.61	$33.73	$37.57	$23.36

+Includes securities loaned	—	43,599	—	—

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2024

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF

Assets:

Investments in securities:
Cost – Unaffiliated issuers	$42,112,270	$176,547,635	$629,195,548
Value – Unaffiliated issuers	$44,978,395	$221,069,305	$646,242,831
Cash	3,346	446,350	157,495
Foreign currency, at value (cost $98,895, $3,576,375 and $1,447,928, respectively)	98,453	3,553,035	1,450,314
Receivables:
Dividends and interest	880,284	241,450	4,429,021
Variation margin on futures contracts	1,832	46,983	24,584
Deposits with brokers for:
Futures contracts	50,898	181,170	270,947

Total assets	46,013,208	225,538,293	652,575,192

Liabilities:
Payables:
Management fees	3,508	34,504	48,653

Total liabilities	3,508	34,504	48,653

Net assets, at value	$46,009,700	$225,503,789	$652,526,539

Net assets consist of:
Paid-in capital	$45,574,414	$185,596,943	$654,635,275
Total distributable earnings (loss)	435,286	39,906,846	(2,108,736)

Net assets, at value	$46,009,700	$225,503,789	$652,526,539

Shares outstanding	1,400,000	5,100,000	25,000,000

Net asset value per share	$32.86	$44.22	$26.10

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FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2024

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$747,786	$1,207,627	$12,968,182	$10,008,313
Interest:
Unaffiliated issuers	708	1,452	—	—

Total investment income	748,494	1,209,079	12,968,182	10,008,313

Expenses:
Management fees (Note 3a)	56,705	26,082	311,558	307,358

Total expenses	56,705	26,082	311,558	307,358

Expenses waived/paid by affiliates (Note 3c)	(120)	—	—	—

Net expenses	56,585	26,082	311,558	307,358

Net investment income	691,909	1,182,997	12,656,624	9,700,955

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,272,503)	(309,258)	(346,814)	(2,419,299)
In-kind redemptions	47,801	1,362,719	—	3,929,922
Foreign currency transactions	(15,933)	(12,800)	98,755	(38,642)
Futures contracts	267	7,614	609,971	133,940

Net realized gain (loss)	(2,240,368)	1,048,275	361,912	1,605,921

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,000,977	990,042	32,993,150	44,286,169
Translation of other assets and liabilities denominated in foreign currencies	(759)	(3,215)	(95,860)	(3,976)
Futures contracts	(73)	9,651	93,643	7,167
Change in deferred taxes on unrealized appreciation	(172,482)	—	—	—

Net change in unrealized appreciation (depreciation)	2,827,663	996,478	32,990,933	44,289,360

Net realized and unrealized gain (loss)	587,295	2,044,753	33,352,845	45,895,281

Net increase (decrease) in net assets resulting from operations	$1,279,204	$3,227,750	$46,009,469	$55,596,236

[a] Foreign taxes withheld on dividends	$101,975	$12,931	$706,822	$1,763,915

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	287

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2024

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,524,289	$3,229,127	$524,887	$522,723
Non-Controlled affiliates (Note 3c)	—	—	2,098	—
European Union tax reclaims (Note 1e)	—	108,612	(19,562)[b]	—
Interest:
Unaffiliated issuers	2,821	2,517	—	353
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	318	—	—	—
Non-Controlled affiliates (Note 3c)	302	—	—	—

Total investment income	2,527,730	3,340,256	507,423	523,076

Expenses:
Management fees (Note 3a)	201,096	96,684	18,845	15,471
European Union tax reclaims contingency fees (Note 1e)	—	27,153	(4,890)[b]	—

Total expenses	201,096	123,837	13,955	15,471
Expenses waived/paid by affiliates (Note 3c)	(103)	—	(162)	—

Net expenses	200,993	123,837	13,793	15,471

Net investment income	2,326,737	3,216,419	493,630	507,605

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(10,537,937)	(1,405,259)	37,252	(361,925)
In-kind redemptions	—	8,212,772	793,308	413,757
Foreign currency transactions	4,440	9,882	2,897	(2,696)
Forward exchange contracts	(98)	—	(693,480)	—
Futures contracts	(3,941)	161,863	20,095	5,570

Net realized gain (loss)	(10,537,536)	6,979,258	160,072	54,706

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(12,345,688)	3,681,833	1,279,850	2,008,766
Translation of other assets and liabilities denominated in foreign currencies	(60)	(7,221)	(225)	(33)
Futures contracts	(208)	6,697	(858)	—
Forward exchange contracts	—	—	292,899	—

Net change in unrealized appreciation (depreciation)	(12,345,956)	3,681,309	1,571,666	2,008,733

Net realized and unrealized gain (loss)	(22,883,492)	10,660,567	1,731,738	2,063,439

Net increase (decrease) in net assets resulting from operations	$(20,556,755)	$13,876,986	$2,225,368	$2,571,044

[a] Foreign taxes withheld on dividends	$200,133	$383,924	$81,148	$82,803

b Reversal of excess European Union tax reclaims contingency fees for the fiscal year ended 2023.

288	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2024

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$576,509	$3,988,458	$33,370,453	$2,726,088
Non-Controlled affiliates (Note 3c)	—	—	76,759	19,442
Non-cash dividends	42,386	—	—	—
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	—	298,196	—	—
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	—	—	37,931	—

Total investment income	618,895	4,286,654	33,485,143	2,745,530

Expenses:
Management fees (Note 3a)	11,573	821,825	1,351,304	91,520

Total expenses	11,573	821,825	1,351,304	91,520
Expenses waived/paid by affiliates (Note 3c)	—	—	(9,656)	(1,398)

Net expenses	11,573	821,825	1,341,648	90,122

Net investment income	607,322	3,464,829	32,143,495	2,655,408

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(484,228)	(6,949,461)	(16,129,555)	(1,308,495)
In-kind redemptions	21,485	—	54,052,214	(8,851,070)
Foreign currency transactions	467	(575,185)	(446,854)	(233,837)
Forward exchange contracts	—	(6,931)	—	19,600,803
Futures contracts	(7,183)	551,012	2,821,547	150,672

Net realized gain (loss)	(469,459)	(6,980,565)	40,297,352	9,358,073

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,056,058)	141,509,170	274,642,985	4,532,669
Translation of other assets and liabilities denominated in foreign currencies	(26)	(1,181)	11,226	(673)
Futures contracts	(1,108)	17,669	(148,113)	(1,631)
Forward exchange contracts	—	—	—	1,016,262
Change in deferred taxes on unrealized appreciation	—	(22,025,321)	—	—

Net change in unrealized appreciation
(depreciation)	(3,057,192)	119,500,337	274,506,098	5,546,627

Net realized and unrealized gain (loss)	(3,526,651)	112,519,772	314,803,450	14,904,700

Net increase (decrease) in net assets resulting from operations	$(2,919,329)	$115,984,601	$346,946,945	$17,560,108

[a] Foreign taxes withheld on dividends	$691	$1,202,118	$3,715,109	$303,040
[b] Foreign taxes withheld on interest	$—	$9,828	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2024

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$3,864,969	$1,024,610	$662,467	$5,219,992
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	2,610	924	—	11,369
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	137	—	—
Non-Controlled affiliates (Note 3c)	—	144	—	14

Total investment income	3,867,579	1,025,815	662,467	5,231,375

Expenses:
Management fees (Note 3a)	122,227	65,979	81,299	275,675

Total expenses	122,227	65,979	81,299	275,675
Expenses waived/paid by affiliates (Note 3c)	—	(1)	—	(67)

Net expenses	122,227	65,978	81,299	275,608

Net investment income	3,745,352	959,837	581,168	4,955,767

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(207,111)	(348,413)	(351,140)	(18,991,361)
In-kind redemptions	1,034,599	1,604,507	—	—
Foreign currency transactions	2,977	12,209	(385)	(80,976)
Forward exchange contracts	(856)	—	(2,341)	—
Futures contracts	44,839	14,711	—	180,236

Net realized gain (loss)	874,448	1,283,014	(353,866)	(18,892,101)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,501,478	3,878,724	2,199,567	45,994,711
Translation of other assets and liabilities denominated in foreign currencies	(11,451)	(85)	(106)	(36,684)
Futures contracts	20,487	—	—	96,436

Net change in unrealized appreciation (depreciation)	8,510,514	3,878,639	2,199,461	46,054,463

Net realized and unrealized gain (loss)	9,384,962	5,161,653	1,845,595	27,162,362

Net increase (decrease) in net assets resulting from operations	$13,130,314	$6,121,490	$2,426,763	$32,118,129

[a] Foreign taxes withheld on dividends	$364,259	$124,412	$31,293	$1,038,457
[b] Foreign taxes withheld on interest	$—	$—	$—	$132

290	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2024

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,271,482	$5,793,111	$23,613,824
Interest:
Unaffiliated issuers	—	—	20,647

Total investment income	1,271,482	5,793,111	23,634,471

Expenses:
Management fees (Note 3a)	43,853	332,662	533,699

Total expenses	43,853	332,662	533,699
Expenses waived/paid by affiliates (Note 3c)	—	—	(221)

Net expenses	43,853	332,662	533,478

Net investment income	1,227,629	5,460,449	23,100,993

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,638,955)	(1,849,988)	(6,771,638)
In-kind redemptions	1,269,681	—	10,770,635
Foreign currency transactions	5,520	(99,143)	114,292
Futures contracts	62,458	108,553	159,664

Net realized gain (loss)	(301,296)	(1,840,578)	4,272,953

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,766,992	33,108,210	43,628,904
Translation of other assets and liabilities denominated in foreign currencies	1,194	(25,944)	(54,783)
Futures contracts	(35,383)	27,096	137,712

Net change in unrealized appreciation (depreciation)	2,732,803	33,109,362	43,711,833

Net realized and unrealized gain (loss)	2,431,507	31,268,784	47,984,786

Net increase (decrease) in net assets resulting from operations	$3,659,136	$36,729,233	$71,085,779

[a] Foreign taxes withheld on dividends	$204,195	$1,466,075	$62,237

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$691,909	$868,301	$1,182,997	$1,689,308
Net realized gain (loss)	(2,240,368)	(2,158,882)	1,048,275	(237,728)
Net change in unrealized appreciation (depreciation)	2,827,663	(2,638,071)	996,478	(4,246,611)

Net increase (decrease) in net assets resulting from operations	1,279,204	(3,928,652)	3,227,750	(2,795,031)

Distributions to shareholders (Note 1f)	(715,771)	(845,059)	(1,132,129)	(1,647,793)

Capital share transactions: (Note 2)	4,420,748	(3,997,011)	(4,085,725)	3,911,576

Net increase (decrease) in net assets	4,984,181	(8,770,722)	(1,990,104)	(531,248)
Net assets:
Beginning of year	29,980,329	38,751,051	29,436,936	29,968,184

End of year	$34,964,510	$29,980,329	$27,446,832	$29,436,936

292	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$12,656,624	$35,628,028	$9,700,955	$6,761,710
Net realized gain (loss)	361,912	(94,944,037)	1,605,921	3,339,371
Net change in unrealized appreciation (depreciation)	32,990,933	(45,250,023)	44,289,360	(27,287,099)

Net increase (decrease) in net assets resulting from operations	46,009,469	(104,566,032)	55,596,236	(17,186,018)

Distributions to shareholders (Note 1f)	(13,002,222)	(37,484,866)	(8,908,973)	(5,031,676)

Capital share transactions: (Note 2)	(139,539,135)	(116,854,829)	83,213,100	258,855,931

Net increase (decrease) in net assets	(106,531,888)	(258,905,727)	129,900,363	236,638,237
Net assets:
Beginning of year	268,913,776	527,819,503	279,927,048	43,288,811

End of year	$162,381,888	$268,913,776	$409,827,411	$279,927,048

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$2,326,737	$2,972,502	$3,216,419	$3,712,113
Net realized gain (loss)	(10,537,536)	(8,490,513)	6,979,258	4,478,468
Net change in unrealized appreciation (depreciation)	(12,345,956)	(280,918)	3,681,309	(20,843,640)

Net increase (decrease) in net assets resulting from operations	(20,556,755)	(5,798,929)	13,876,986	(12,653,059)

Distributions to shareholders (Note 1f)	(3,374,793)	(2,755,725)	(3,162,071)	(3,354,521)

Capital share transactions: (Note 2)	22,765,048	11,335,252	(51,017,820)	(57,291,354)

Net increase (decrease) in net assets	(1,166,500)	2,780,598	(40,302,905)	(73,298,934)
Net assets:
Beginning of year	114,234,356	111,453,758	111,558,148	184,857,082

End of year	$113,067,856	$114,234,356	$71,255,243	$111,558,148

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Eurozone ETF		Franklin FTSE Germany ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$493,630	$581,317	$507,605	$443,742
Net realized gain (loss)	160,072	220,188	54,706	270,943
Net change in unrealized appreciation (depreciation)	1,571,666	(1,004,928)	2,008,733	248,047

Net increase (decrease) in net assets resulting from operations	2,225,368	(203,423)	2,571,044	962,732

Distributions to shareholders (Note 1f)	(771,809)	(3,158,611)	(553,900)	(449,481)

Capital share transactions: (Note 2)	5,211,634	(4,169,747)	156,665	395,253

Net increase (decrease) in net assets	6,665,193	(7,531,781)	2,173,809	908,504
Net assets:
Beginning of year	14,162,892	21,694,673	17,683,213	16,774,709

End of year	$20,828,085	$14,162,892	$19,857,022	$17,683,213

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	295

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Hong Kong ETF		Franklin FTSE India ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$607,322	$517,292	$3,464,829	$599,378
Net realized gain (loss)	(469,459)	(589,584)	(6,980,565)	(1,609,627)
Net change in unrealized appreciation (depreciation)	(3,057,192)	(625,284)	119,500,337	(7,048,771)

Net increase (decrease) in net assets resulting from operations	(2,919,329)	(697,576)	115,984,601	(8,059,020)

Distributions to shareholders (Note 1f)	(661,136)	(536,059)	(4,472,209)	(445,431)

Capital share transactions: (Note 2)	(3,633,931)	729,118	679,645,701	57,341,977

Net increase (decrease) in net assets	(7,214,396)	(504,517)	791,158,093	48,837,526
Net assets:
Beginning of year	17,068,873	17,573,390	98,977,442	50,139,916

End of year	$9,854,477	$17,068,873	$890,135,535	$98,977,442

296	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$32,143,495	$21,152,656	$2,655,408	$456,288
Net realized gain (loss)	40,297,352	(4,730,760)	9,358,073	326,329
Net change in unrealized appreciation (depreciation)	274,506,098	(55,868,560)	5,546,627	752,939

Net increase (decrease) in net assets resulting from operations	346,946,945	(39,446,664)	17,560,108	1,535,556

Distributions to shareholders (Note 1f)	(47,861,526)	(15,080,965)	(8,554,832)	(6,293,059)

Capital share transactions: (Note 2)	636,677,648	265,693,564	28,051,839	(6,677,798)

Net increase (decrease) in net assets	935,763,067	211,165,935	37,057,115	(11,435,301)
Net assets:
Beginning of year	1,000,803,222	789,637,287	13,284,494	24,719,795

End of year	$1,936,566,289	$1,000,803,222	$50,341,609	$13,284,494

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$3,745,352	$3,964,605	$959,837	$461,922
Net realized gain (loss)	874,448	(1,670,626)	1,283,014	234,118
Net change in unrealized appreciation (depreciation)	8,510,514	4,560,448	3,878,639	1,255,017

Net increase (decrease) in net assets resulting from operations	13,130,314	6,854,427	6,121,490	1,951,057

Distributions to shareholders (Note 1f)	(3,756,222)	(3,573,506)	(1,096,799)	(447,955)

Capital share transactions: (Note 2)	(8,267,612)	56,516,479	15,616,640	11,014,721

Net increase (decrease) in net assets	1,106,480	59,797,400	20,641,331	12,517,823
Net assets:
Beginning of year	67,372,232	7,574,832	24,889,848	12,372,025

End of year	$68,478,712	$67,372,232	$45,531,179	$24,889,848

298	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Saudi Arabia ETF		Franklin FTSE South Korea ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$581,168	$256,829	$4,955,767	$2,463,031
Net realized gain (loss)	(353,866)	(89,444)	(18,892,101)	(3,868,112)
Net change in unrealized appreciation (depreciation)	2,199,461	(908,625)	46,054,463	(2,460,649)

Net increase (decrease) in net assets resulting from operations	2,426,763	(741,240)	32,118,129	(3,865,730)

Distributions to shareholders (Note 1f)	(633,203)	(78,128)	(7,193,721)	(2,183,845)

Capital share transactions: (Note 2)	(4,881,121)	18,562,690	(16,635,729)	237,736,926

Net increase (decrease) in net assets	(3,087,561)	17,743,322	8,288,679	231,687,351
Net assets:
Beginning of year	21,873,632	4,130,310	293,048,793	61,361,442

End of year	$18,786,071	$21,873,632	$301,337,472	$293,048,793

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	299

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$1,227,629	$1,129,107	$5,460,449	$1,574,443
Net realized gain (loss)	(301,296)	34,755	(1,840,578)	(1,985,757)
Net change in unrealized appreciation (depreciation)	2,732,803	(3,642,334)	33,109,362	(1,981,761)

Net increase (decrease) in net assets resulting from operations	3,659,136	(2,478,472)	36,729,233	(2,393,075)

Distributions to shareholders (Note 1f)	(1,316,860)	(1,004,310)	(5,524,051)	(1,549,538)

Capital share transactions: (Note 2)	(6,273,325)	5,830,307	57,204,780	97,369,890

Net increase (decrease) in net assets	(3,931,049)	2,347,525	88,409,962	93,427,277
Net assets:
Beginning of year	49,940,749	47,593,224	137,093,827	43,666,550

End of year	$46,009,700	$49,940,749	$225,503,789	$137,093,827

300	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$23,100,993	$20,825,635
Net realized gain (loss)	4,272,953	(8,708,680)
Net change in unrealized appreciation (depreciation)	43,711,833	(35,670,632)

Net increase (decrease) in net assets resulting from operations	71,085,779	(23,553,677)

Distributions to shareholders (Note 1f)	(23,620,510)	(20,583,824)

Capital share transactions: (Note 2)	36,100,355	(474,084)

Net increase (decrease) in net assets	83,565,624	(44,611,585)
Net assets:
Beginning of year	568,960,915	613,572,500

End of year	$652,526,539	$568,960,915

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	301

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, nineteen of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services – Investment Companies ("ASC 946") and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

Effective August 1, 2023 Franklin FTSE Europe Hedged ETF changed its name to Franklin FTSE Eurozone ETF.

On September 7, 2023, the Board of the Trust, on behalf of Franklin FTSE France ETF, Franklin FTSE Italy ETF and Franklin FTSE South Africa ETF, approved a proposal to liquidate the Funds. The Funds liquidated on November 3, 2023.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest

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1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the

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1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any,

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1. Organization and Significant Accounting Policies (continued)

e. Income and Deferred Taxes (continued)

are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the statement of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Stock dividends are reflected as non-cash dividend income on the Statement of Operations and are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Funds that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or

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2. Shares of Beneficial Interest (continued)

redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	600,000	$12,577,934	—	$13,819
Shares redeemed	(400,000)	(8,157,186)	(200,000)	(4,010,830)

Net increase (decrease)	200,000	$4,420,748	(200,000)	$(3,997,011)

	Franklin FTSE Australia ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,313,154	200,000	$5,212,830
Shares redeemed	(200,000)	(5,398,879)	(50,000)	(1,301,254)

Net increase (decrease)	(150,000)	$(4,085,725)	150,000	$3,911,576

	Franklin FTSE Brazil ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	3,000,000	$57,369,720	7,000,000	$130,953,951
Shares redeemed	(10,700,000)	(196,908,855)	(13,400,000)	(247,808,780)

Net increase (decrease)	(7,700,000)	$(139,539,135)	(6,400,000)	$(116,854,829)

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Canada ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	3,350,000	$104,706,035	11,250,000	$360,676,656
Shares redeemed	(650,000)	(21,492,935)	(3,350,000)	(101,820,725)

Net increase (decrease)	2,700,000	$83,213,100	7,900,000	$258,855,931

	Franklin FTSE China ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	1,400,000	$22,765,048	600,000	$11,335,252

Net increase (decrease)	1,400,000	$22,765,048	600,000	$11,335,252

	Franklin FTSE Europe ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	600,000	$16,045,982	2,800,000	$71,589,590
Shares redeemed	(2,400,000)	(67,063,802)	(5,400,000)	(128,880,944)

Net increase (decrease)	(1,800,000)	$(51,017,820)	(2,600,000)	$(57,291,354)

	Franklin FTSE Eurozone ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	600,000	$14,540,210	400,000	$10,645,855
Shares redeemed	(400,000)	(9,328,576)	(600,000)	(14,815,602)

Net increase (decrease)	200,000	$5,211,634	(200,000)	$(4,169,747)

	Franklin FTSE Germany ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,319,106	300,000	$5,539,373
Shares redeemed	(100,000)	(2,162,441)	(250,000)	(5,144,120)

Net increase (decrease)	—	$156,665	50,000	$395,253

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$4,048,817
Shares redeemed	(200,000)	(3,633,931)	(150,000)	(3,319,699)

Net increase (decrease)	(200,000)	$(3,633,931)	50,000	$729,118

	Franklin FTSE India ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	21,350,000	$700,074,680	2,000,000	$57,341,977
Shares redeemed	(600,000)	(20,428,979)	—	—

Net increase (decrease)	20,750,000	$679,645,701	2,000,000	$57,341,977

	Franklin FTSE Japan ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	33,000,000	$899,579,287	17,400,000	$429,036,842
Shares redeemed	(9,600,000)	(262,901,639)	(7,200,000)	(163,343,278)

Net increase (decrease)	23,400,000	$636,677,648	10,200,000	$265,693,564

	Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	7,900,000	$235,835,646	200,000	$6,015,210
Shares redeemed	(6,800,000)	(207,783,807)	(500,000)	(12,693,008)

Net increase (decrease)	1,100,000	$28,051,839	(300,000)	$(6,677,798)

	Franklin FTSE Latin America ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,392,505	3,000,000	$56,516,479
Shares redeemed	(500,000)	(10,660,117)	—	—

Net increase (decrease)	(400,000)	$(8,267,612)	3,000,000	$56,516,479

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Mexico ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	650,000	$20,026,760	450,000	$12,282,600
Shares redeemed	(150,000)	(4,410,120)	(50,000)	(1,267,879)

Net increase (decrease)	500,000	$15,616,640	400,000	$11,014,721

	Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	—	$—	550,000	$18,562,690
Shares redeemed	(150,000)	(4,881,121)	—	—

Net increase (decrease)	(150,000)	$(4,881,121)	550,000	$18,562,690

	Franklin FTSE South Korea ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	3,100,000	$67,031,819	11,500,000	$237,736,926
Shares redeemed	(4,100,000)	(83,667,548)	—	—

Net increase (decrease)	(1,000,000)	$(16,635,729)	11,500,000	$237,736,926

	Franklin FTSE Switzerland ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	100,000	$3,129,378	500,000	$14,529,344
Shares redeemed	(300,000)	(9,402,703)	(300,000)	(8,699,037)

Net increase (decrease)	(200,000)	$(6,273,325)	200,000	$5,830,307

	Franklin FTSE Taiwan ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	1,400,000	$57,204,780	2,800,000	$100,458,761
Shares redeemed	—	—	(100,000)	(3,088,871)

Net increase (decrease)	1,400,000	$57,204,780	2,700,000	$97,369,890

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	4,300,000	$104,181,959	7,150,000	$165,942,304
Shares redeemed	(2,800,000)	(68,081,604)	(7,750,000)	(166,416,388)

Net increase (decrease)	1,500,000	$36,100,355	(600,000)	$(474,084)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

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3. Transactions with Affiliates (continued)

a. Management fees (continued)

Gross Effective Investment Management Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Eurozone ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin FTSE China ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$917,143	$(917,143)	$—	$—	$—	—	$302

Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$4,136	$997,165	$(1,001,299)	$—	$—	$2	2	$2,098

Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$61,459	$55,147,524	$(54,696,892)	$—	$—	$512,091	512,091	$76,759

Franklin FTSE Japan ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$4,355,834	$22,976,536	$(19,318,177)	$—	$—	$8,014,193	8,014,193	$37,931

Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$721	$13,169,297	$(13,155,182)	$—	$—	$14,836	14,836	$19,442

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin FTSE Mexico ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$46,800	$—	$—	$—	$46,800	46,800	$144

Franklin FTSE South Korea ETF Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$—	$6,988,320	$(6,988,320)	$—	$—	$—	—	$14

d. Other Affiliated Transactions

At March 31, 2024, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Latin America ETF
Franklin Resources Inc.	625,000	21.6%

Franklin FTSE Taiwan ETF
Franklin Resources Inc.	840,000	16.5%

Franklin FTSE United Kingdom ETF
Franklin Resources Inc.	1,775,000	7.1%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$4,207,146	$1,149,448	$71,207,677	$3,155,802
Short term	777,707	299,442	67,352,971	2,161,436

Total capital loss carryforwards	$4,984,853	$1,448,890	$138,560,648	$5,317,238

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4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Capital loss carryforwards not subject to expiration:
Long term	$19,175,033	$4,973,690	$2,824,763	$1,052,499
Short term	3,762,605	946,214	792,060	209,231

Total capital loss carryforwards	$22,937,638	$5,919,904	$3,616,823	$1,261,730

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Capital loss carryforwards not subject to expiration:
Long term	$1,208,639	$849,700	$28,527,589	$—
Short term	565,980	1,463,953	1,503,928	—

Total capital loss carryforwards	$1,774,619	$2,313,653	$30,031,517	$—

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$1,071,973	$994,561	$185,125	$12,928,982
Short term	611,807	231,199	225,799	7,946,977

Total capital loss carryforwards	$1,683,780	$1,225,760	$410,924	$20,875,959

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$2,102,250	$3,207,883	$17,647,876
Short term	724,767	292,595	6,010,365

Total capital loss carryforwards	$2,827,017	$3,500,478	$23,658,241

The tax character of distributions paid during the year ended March 31, 2024 and 2023, were as follows:

	Franklin FTSE Asia ex Japan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$715,771	$845,059

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4. Income Taxes (continued)

	Franklin FTSE Australia ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$1,132,129	$1,647,793

	Franklin FTSE Brazil ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$13,002,222	$37,484,866

	Franklin FTSE Canada ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$8,908,973	$5,031,676

	Franklin FTSE China ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$3,374,793	$2,755,725

	Franklin FTSE Europe ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$3,162,071	$3,354,521

	Franklin FTSE Eurozone ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary income	$771,809	$1,664,444
Long-term Capital Gain	—	1,494,167

	$771,809	$3,158,611

	Franklin FTSE Germany ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$553,900	$449,481

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4. Income Taxes (continued)	Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$661,136	$536,059

	Franklin FTSE India ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$4,472,209	$445,431

	Franklin FTSE Japan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$47,861,526	$15,080,965

	Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary income	$8,554,832	$2,846,872
Long-term Capital Gain	—	3,446,187

	$8,554,832	$6,293,059

	Franklin FTSE Latin America ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$3,756,222	$3,573,506

	Franklin FTSE Mexico ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$1,096,799	$447,955

	Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$633,203	$78,128

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4. Income Taxes (continued)

	Franklin FTSE South Korea ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$7,193,721	$2,183,845

	Franklin FTSE Swit- zerland ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$1,316,860	$1,004,310

	Franklin FTSE Taiwan ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$5,524,051	$1,549,538

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$23,620,510	$20,583,824

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$35,980,513	$25,293,766	$145,186,064	$384,672,382

Unrealized appreciation	$6,945,718	$3,403,477	$33,941,014	$43,467,333
Unrealized depreciation	(7,828,803)	(1,645,249)	(18,464,534)	(19,262,357)

Net unrealized appreciation (depreciation)	$(883,085)	$1,758,228	$15,476,480	$24,204,976

Distributable earnings – undistributed ordinary income	$365,896	$416,586	$2,218,819	$2,621,072

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4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of investments	$161,555,190	$69,956,035	$19,603,924	$19,466,305

Unrealized appreciation	$7,107,631	$7,892,509	$2,404,133	$2,926,512
Unrealized depreciation	(55,674,986)	(8,049,784)	(1,273,803)	(2,547,124)

Net unrealized appreciation (depreciation)	$(48,567,355)	$(157,275)	$1,130,330	$379,388

Distributable earnings – undistributed ordinary income	$342,534	$957,485	$—	$43,670

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of investments	$14,884,615	$787,934,933	$1,832,512,817	$47,483,606

Unrealized appreciation	$297,557	$153,346,467	$305,868,721	$5,455,409
Unrealized depreciation	(5,379,640)	(31,362,493)	(212,265,330)	(3,310,963)

Net unrealized appreciation (depreciation)	$(5,082,083)	$121,983,974	$93,603,391	$2,144,446

Distributable earnings – undistributed ordinary income	$70,038	$10,985,861	$74,670,113	$1,810,475

Distributable earnings – undistributed capital gains	$—	$—	$—	$253,172

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of investments	$54,250,853	$38,167,328	$15,834,124	$276,474,118

Unrealized appreciation	$16,084,083	$8,182,273	$3,341,026	$60,549,713
Unrealized depreciation	(2,929,667)	(763,578)	(436,541)	(39,850,538)

Net unrealized appreciation (depreciation)	$13,154,416	$7,418,695	$2,904,485	$20,699,175

Distributable earnings – undistributed ordinary income	$725,574	$177,015	$128,419	$10,295,989

Distributable earnings – undistributed capital gains	$—	$—	$—	$—

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4. Income Taxes (continued)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$42,151,791	$178,594,568	$635,051,308

Unrealized appreciation	$5,773,970	$49,156,975	$74,190,435
Unrealized depreciation	(2,947,366)	(6,682,238)	(62,998,912)

Net unrealized appreciation (depreciation)	$2,826,604	$42,474,737	$11,191,523

Distributable earnings – undistributed ordinary income	$421,084	$957,687	$10,368,214

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, EU reclaims and in-kind shareholder redemptions.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$13,511,756	$2,328,941	$67,688,012	$16,848,424
Sales	$7,234,472	$2,218,914	$206,232,478	$16,241,417

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Purchases	$28,105,497	$4,355,418	$15,859,404	$722,199
Sales	$10,201,847	$5,094,859	$16,261,988	$779,451

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Purchases	$862,926	$722,917,267	$58,072,246	$32,921,411
Sales	$894,657	$48,122,744	$65,714,464	$18,658,000

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Purchases	$5,691,461	$3,764,969	$2,996,854	$94,143,695
Sales	$12,105,579	$3,469,737	$7,837,150	$114,685,691

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$6,855,419	$74,148,994	$27,786,478
Sales	$7,192,945	$21,209,502	$27,755,691

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5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$1,289,236	$1,301,793	$—	$104,100,622
Value of Securities Delivered[a]	$3,366,198	$5,346,311	$—	$21,391,053

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of Securities Received	$3,759,441	$15,834,245	$14,278,962	$2,317,858
Value of Securities Delivered[a]	$—	$65,964,065	$9,284,541	$2,159,025

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of Securities Received	$—	$—	$884,825,939	$234,599,318
Value of Securities Delivered[a]	$3,612,543	$—	$260,727,683	$206,658,822

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$705,640	$19,631,211	$—	$—
Value of Securities Delivered[a]	$3,352,704	$4,407,086	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$3,055,291	$—	$103,616,096
Value of Securities Delivered[a]	$9,188,504	$—	$67,697,281

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Japan ETF	Franklin FTSE Mexico ETF
Securities lending transactionsa:
Equity Investments[b]	$8,014,193	$46,800

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase

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6. Concentration of Risk (continued)

market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion.

Certain investments in Chinese companies are made through a special structure known as a (VIE). In a VIE structure, foreign investors, such as Franklin FTSE Asia ex Japan ETF & Franklin FTSE China ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.

7. Other Derivative Information

At March 31, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$73[a]

Totals		$—		$73

Franklin FTSE Australia ETF

Equity contracts	Variation margin on futures contracts	$10,516a	Variation margin on futures contracts	$—

Totals		$10,516		$—

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7. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$6,470	[a]

Totals		$—			$6,470

Franklin FTSE Canada ETF

Equity contracts	Variation margin on futures contracts	$20,348	[a]	Variation margin on futures contracts	$—

Totals		$20,348			$—

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$208	[a]

Totals		$—			$208

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$37,511	[a]	Variation margin on futures contracts	$—

Totals		$37,511			$—

Franklin FTSE Eurozone ETF

Equity contracts	Variation margin on futures contracts	$1,958	[a]	Variation margin on futures contracts	$—

Totals		$1,958			$—

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$44	[a]

Totals		$—			$44

Franklin FTSE India ETF

Equity contracts	Variation margin on futures contracts	$17,669	[a]	Variation margin on futures contracts	$—

Totals		$17,669			$—

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$14,171	[a]	Variation margin on futures contracts	$—

Totals		$14,171			$—

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC			Unrealized depreciation on OTC

	forward exchange contracts	$776,490		forward exchange contracts	$7,480

Equity contracts	Variation margin on futures contracts	647	[a]	Variation margin on futures contracts	—

Totals		$777,137			$7,480

Franklin FTSE Latin America ETF

Equity contracts	Variation margin on futures contracts	$10,767	[a]	Variation margin on futures contracts	$5,159	[a]

Totals		$10,767			$5,159

Franklin FTSE South Korea ETF

Equity contracts	Variation margin on futures contracts	$121,465	[a]	Variation margin on futures contracts	$—

Totals		$121,465			$—

Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$2,930	[a]	Variation margin on futures contracts	$—

Totals		$2,930			$—

Franklin FTSE Taiwan ETF

Equity contracts	Variation margin on futures contracts	$27,096	[a]	Variation margin on futures contracts	$—

Totals		$27,096			$—

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7. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$165,193	[a]	Variation margin on futures contracts	$—

Totals		$165,193			$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$267	Futures contracts	$(73)

Franklin FTSE Australia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$7,614	Futures contracts	$9,651

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$609,971	Futures contracts	$93,643

Franklin FTSE Canada ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$133,940	Futures contracts	$7,167

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(98)	Forward exchange contracts	$—
Equity contracts	Futures contracts	(3,941)	Futures contracts	(208)

Totals		$(4,039)		$(208)

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$161,863	Futures contracts	$6,697

Franklin FTSE Eurozone ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(693,480)	Forward exchange contracts	$292,899
Equity contracts	Futures contracts	20,095	Futures contracts	(858)

Totals		$(673,385)		$292,041

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$5,570	Futures contracts	$—

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(7,183)	Futures contracts	$(1,108)

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(6,931)	Forward exchange contracts	$—

Equity contracts	Futures contracts	551,012	Futures contracts	17,669

Totals		$544,081		$17,669

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$2,821,547	Futures contracts	$(148,113)

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$19,600,803	Forward exchange contracts	$1,016,262
Equity contracts	Futures contracts	150,672	Futures contracts	(1,631)

Totals		$19,751,475		$1,014,631

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(856)	Forward exchange contracts	$—
Equity contracts	Futures contracts	44,839	Futures contracts	20,487

Totals		$43,983		$20,487

Franklin FTSE Mexico ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$14,711	Futures contracts	$—

Franklin FTSE Saudi Arabia ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(2,341)	Forward exchange contracts	$—

Franklin FTSE South Korea ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$180,236	Futures contracts	$96,436

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Switzerland ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$62,458	Futures contracts	$(35,383)

Franklin FTSE Taiwan ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$108,553	Futures contracts	$27,096

Franklin FTSE United Kingdom ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$159,664	Futures contracts	$137,712

For the year ended March 31, 2024, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Futures contracts	$74,521	$242,344	$4,067,167	$1,146,497
Forward exchange contracts	$—	$—	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Futures contracts	$299,077	$1,206,219	$106,919	$29,413
Forward exchange contracts	$—	$—	$24,477,847	$—

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Futures contracts	$41,270	$6,381,791	$8,184,283	$851,807
Forward exchange contracts	$—	$372,130	$—	$294,831,994

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Futures contracts	$952,067	$56,285	$—	$2,129,253
Forward exchange contracts	$—	$—	$10,876	$—

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$923,882	$945,528	$3,885,497

At March 31, 2024, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$776,490	$7,480

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2024, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$155,310	$(1,352)	$ —	$ —	$153,958
SSBT	310,407	(2,995)	—	—	307,412
UBSW	310,773	(3,133)	—	—	307,640

Total	$776,490	$(7,480)	$—	$—	$769,010

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

At March 31, 2024, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF Counterparty
BOFA	$1,352	$(1,352)	$—	$—	$—
SSBT	2,995	(2,995)	—	—	—
UBSW	3,133	(3,133)	—	—	—

Total	$7,480	$(7,480)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$35,097,428	$—	$	—[c]	$35,097,428

Liabilities:
Other Financial Instruments:
Futures Contracts	$73	$—		$—	$73

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,051,994	$—		$—	$27,051,994

Other Financial Instruments:
Futures Contracts	$10,516	$—		$—	$10,516

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3			Total

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$160,662,544	$—		$—		$160,662,544

Liabilities:
Other Financial Instruments:
Futures Contracts	$6,470	$—		$—		$6,470

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Time Deposits	$—	$645,114		$—		$645,114
Equity Investments[b]	408,232,244	—		—	[c]	408,232,244

Total Investments in Securities	$408,232,244	$645,114		$—		$408,877,358

Other Financial Instruments:
Futures Contracts	$20,348	$—		$—		$20,348

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$112,987,835	$—	$	—[c]		$112,987,835

Liabilities:
Other Financial Instruments:
Futures Contracts	$208	$—		$—		$208

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$69,798,760	$—	$	—[c]		$69,798,760

Other Financial Instruments:
Futures Contracts	$37,511	$—		$—		$37,511

Franklin FTSE Eurozone ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,734,252	$—	$	—[c]		$20,734,252
Short-Term Investments	2	—		—		2

Total Investments in Securities	$20,734,254	$—		$—		$20,734,254

Other Financial Instruments:
Futures Contracts	$1,958	$—		$—		$1,958

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,845,693	$—		$—		$19,845,693

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,802,532	$—		$—		$9,802,532

Liabilities:
Other Financial Instruments:
Futures Contracts	$44	$—		$—		$44

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$909,918,907	$—	$—	$909,918,907

Other Financial Instruments:
Futures Contracts	$17,669	$—	$—	$17,669

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,917,589,924	$—	$—	$1,917,589,924
Short-Term Investments	8,526,284	—	—	8,526,284

Total Investments in Securities	$1,926,116,208	$—	$—	$1,926,116,208

Other Financial Instruments:
Futures Contracts	$14,171	$—	$—	$14,171

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$49,613,216	$—	$—	$49,613,216
Short-Term Investments	14,836	—	—	14,836

Total Investments in Securities	$49,628,052	$—	$—	$49,628,052

Other Financial Instruments:
Forward Exchange Contracts	$—	$776,490	$—	$776,490
Futures Contracts	647	—	—	647

Total Other Financial Instruments	$647	$776,490	$—	$777,137

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,480	$—	$7,480

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$67,405,269	$—	$—	$67,405,269

Other Financial Instruments:
Futures Contracts	$10,767	$—	$—	$10,767

Liabilities:
Other Financial Instruments:
Futures Contracts	$5,159	$—	$—	$5,159

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$45,539,223	$—	$—	$45,539,223
Short-Term Investments	46,800	—	—	46,800

Total Investments in Securities	$45,586,023	$—	$—	$45,586,023

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,738,609	$—	$—	$18,738,609

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$297,173,293	$—		$—	$297,173,293

Other Financial Instruments:
Futures Contracts	$121,465	$—		$—	$121,465

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$44,978,395	$—		$—	$44,978,395

Other Financial Instruments:
Futures Contracts	$2,930	$—		$—	$2,930

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$221,069,305	$—		$—	$221,069,305

Other Financial Instruments:
Futures Contracts	$27,096	$—		$—	$27,096

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$646,242,831	$—	$	—[c]	$646,242,831

Other Financial Instruments:
Futures Contracts	$165,193	$—		$—	$165,193

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes financial instruments determined to have no value.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
CDI	Clearing House Electronic Subregister	SSBT	State Street Bank & Trust Co.
	System Depositary Interest	UBSW	UBS AG
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family
SPA	Standby Purchase Agreement
SRF	State Revolving Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF (nineteen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the Funds ) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2024:

	Pursuant to:		Franklin FTSE Asia ex Janpan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$373,565	$1,145,060	$—	$10,672,726

	Pursuant to:		Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE EuroZone ETF	Franklin FTSE Germany ETF
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$1,818,518	$3,417,712	$587,400	$595,261

	Pursuant to:		Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Long-Term Capital Gain Dividends	§	852(b)(3)(C)	$ —	$ —	$ —	$6,484,888
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$ —	$4,531,525	$28,546,780	$2,281,459
Short-Term Capital Gain Dividends	§	871(k)(2)(C)	$ —	$ —	$ —	$4,819,871

	Pursuant to:		Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Qualified Dividend Income (QDI)	§	854(b)(1)(B)	$652,670	$1,054,298	$ —	$4,485,620

			Pursuant to:	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Qualified Dividend Income (QDI)			§854(b)(1)(B)	$1,472,024	$ —	$22,548,789

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2024:

	Franklin FTSE Asia ex Janpan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Foreign Taxes Paid	$197,414	$ 12,931	$ 703,540	$ 1,763,753
Foreign Source Income	$803,270	$1,194,476	$13,361,880	$11,452,856

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE EuroZone ETF	Franklin FTSE Germany ETF
Foreign Taxes Paid	$ 200,133	$ 255,641	$ 53,387	$ 82,800
Foreign Source Income	$2,556,019	$3,374,211	$562,202	$590,052

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Tax information (unaudited) (continued)

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Foreign Taxes Paid	$ 691	$2,658,786	$ 3,693,247	$ 302,444
Foreign Source Income	$607,988	$4,899,672	$36,694,423	$2,983,370

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Foreign Taxes Paid	$ 352,327	$ 104,581	$ 28,615	$1,010,693
Foreign Source Income	$4,099,092	$1,073,440	$606,324	$6,056,218

		Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Foreign Taxes Paid		$ 204,195	$1,424,288	$ 15,464
Foreign Source Income		$1,428,767	$6,864,996	$23,175,886

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer -Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Eurozone ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

At a meeting held on February 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amendment to the sub-advisory agreement between Franklin Advisory Services, LLC (Manager), the Funds’ investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of each Fund (Sub-Advisory Agreement Amendment) to increase the fee payable to the Sub-Adviser by the Manager (Amended Fee) effective on or about March 1, 2024. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement Amendment.

In considering the approval of the Sub-Advisory Agreement Amendment, the Board reviewed and considered information provided by the Manager and Sub-Adviser at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement Amendment, including, but not limited to: (i) the nature, extent and quality of the services provided/to be provided by the Sub-Adviser; and (ii) the current and expected costs of the services provided/to be provided by the Sub-Adviser. The Board noted that management was proposing the Sub-Advisory Agreement Amendment in order to facilitate a geographical relocation and corresponding employment change of an existing Fund portfolio manager. The Board reviewed and considered management’s representations that there would be no reduction in the nature or level of services provided to each Fund, there would be no increase in the aggregate fees paid by each Fund for such services and appropriate notice was given to shareholders. The Board also reviewed and considered the form of Sub-Advisory Agreement Amendment and its terms, which were explained at the Meeting, noting that, the only change to the existing sub-advisory agreement was the Amended Fee. The Board noted that each Fund was seeking approval of the Amended Fee pursuant to no-action relief granted by the U.S. Securities and Exchange Commission under a comparable set of facts, whereby relief from seeking shareholder approval of an amendment to an advisory agreement was granted in instances where the amendment did not materially change the advisory relationship or terms of the advisory agreement.

In approving the Sub-Advisory Agreement Amendment, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement Amendment are fair and reasonable and that such Sub-Advisory Agreement Amendment is in the best interests of each respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Sub-Adviser, Manager and its affiliates to each Fund and its shareholders. In particular, the Board took into account a Fund portfolio manager’s geographic relocation and corresponding employment change from the Manager to the Sub-Adviser. This information included, among other things, management’s representation that the relocation and employment change of the portfolio manager would not result in any changes to the portfolio management team of each Fund and that the Sub-Advisory Agreement Amendment would not reduce or modify in any way the nature, extent and quality of the services currently provided to each Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to each Fund and its shareholders under the Sub-Advisory Agreement Amendment.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Fund Performance

The Board noted its review and consideration of and conclusions made regarding the performance results of each Fund in connection with the May 2023 annual contract renewal of each Fund’s investment management agreement and the September 2023 initial contract approval of each Fund’s sub-advisory agreement (collectively, the Contract Approvals), and at regular Board meetings throughout the year.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Amended Fee to be charged by the Sub-Adviser. The Board noted that the Amended Fee would have no impact on the amount of the management fees that were currently paid by each Fund, as the Sub-Adviser would continue to be paid by the Manager out of the unitary management fee that the Manager receives from each Fund. The Board further noted that the allocation of the Amended Fee between the Manager and the Sub-Adviser reflected the services to be provided by the Sub-Adviser considering the employment change of the Fund portfolio manager. The Board concluded that the Amended Fee to be paid to the Sub-Adviser is reasonable.

Management Profitability and Economies of Scale

The Board noted management’s representation that the Amended Fee would not result in any increase in the management fees that the Manager currently receives from each Fund. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with each Fund’s Contract Approvals of the investment management agreement and sub-advisory agreement with the Manager and Sub-Adviser had not changed as a result of the proposal to approve the Sub-Advisory Agreement Amendment.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement Amendment for each Fund effective on or about March 1, 2024.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		ETF5 A 05/24

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Annual Report	1

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

This annual report for BrandywineGLOBAL – Dynamic US Large Cap Value ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks long-term capital appreciation by quantitatively investing in U.S. equities.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The S&P 500® ended the one-year period ending March 31, 2024 at all-time highs, as the economy remained relatively robust. The Federal Reserve (Fed) was more dovish than expected, and exuberance for artificial intelligence and related technology continued to lift equity valuations. Manufacturing activity expanded for the first time since 2022 and the job market continues to drive the economy, with low levels of unemployment claims and solid job and income growth. Consumer confidence was slightly lower to end the reporting period, as consumers were pessimistic about the prospects for the labor market and income growth while retail sales were also weaker than expected. Housing showed signs of stabilizing, despite elevated mortgage rates near 7%. Treasury yields climbed in the first quarter 2024, driven by a stronger than expected labor market, inflation surprising to the upside, and the Fed downplaying near-term rate cuts.

Q. How did we respond to these changing market conditions?

A. Market conditions over momentary periods of time do not alter our approach. Our investment strategy is based on the consistent application of our investment philosophy, which relies on long-term equity factors and market relationships while avoiding emotional reactions to near-term events. We respond to volatile environments by the consistent, disciplined execution of our investment strategy. This process has been back tested over 40 years of varied conditions, and while we recognize it will not excel in every situation, we believe it has the potential to outperform over many 3-to-5-year periods. We are aware of the macroeconomic implications of events for specific securities, but do not alter our primary focus on value, quality, and favorable sentiment factors.

Performance Overview

During the 12-month period under review, the Fund posted cumulative total returns of +20.57% based on market price and +20.38% based on net asset value (NAV). In comparison, the Russell 1000® Value Index, which measures the performance of Russell 1000® Index companies with relatively lower forecasted growth rates, posted a +20.27% cumulative total return for the same period.1 Also in comparison, the Standard & Poor’s® 500 (S&P 500®), which is designed to measure total U.S. equity market performance, posted a +29.88% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets
North America	98.5%
Short-Term Investments & Other Net Assets	1.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 17.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Oil, Gas & Consumable Fuels	14.4%
Ground Transportation	7.1%
Industrial Conglomerates	6.4%
Media	6.4%
Insurance	6.2%
Building Products	5.2%
Aerospace & Defense	4.2%
Chemicals	3.5%
Specialty Retail	3.4%
Hotels, Restaurants & Leisure	3.0%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
General Electric Co. Industrial Conglomerates, United States	5.0%
CSX Corp. Ground Transportation, United States	4.4%
Lockheed Martin Corp. Aerospace & Defense, United States	4.2%
Comcast Corp., Class A Media, United States	3.7%
Aflac, Inc. Insurance, United States	3.5%
Marathon Petroleum Corp. Oil, Gas & Consumable Fuels, United States	3.5%
ConocoPhillips Oil, Gas & Consumable Fuels, United States	3.5%
Deere & Co. Machinery, United States	2.5%
Norfolk Southern Corp. Ground Transportation, United States	2.5%
Cisco Systems, Inc. Communications Equipment, United States	2.3%

Q. What were the leading contributors to performance?

A. Positive stock selection from purchasing refining names within energy and positive stock selection in metals & mining within the materials sector were our largest contributors to performance. From a factor perspective, the 12-month change in shares outstanding was effective as our higher exposure to companies buying back shares and lower weighting to share issuers added to performance as share repurchasers led share issuers. Our overweight position in stocks with low price-to-earnings (P/E) ratios were a positive as these companies also outperformed.

Q. What were the leading detractors from performance?

A. Both our overweight and poor stock selection in underperforming media stocks while also not owning names in outperforming interactive media & services within communication services represented the largest detractor from performance. Poor stock selection and an underweight in banks hampered performance as these stocks significantly rebounded during the Fed relief rally in the last quarter of 2023. On a factor basis, being underweight companies that have low return-on-equity (ROE) ratios detracted from performance as this group outperformed over the previous 12 months. In addition, being underweight companies with low price-to-book (P/B) ratios detracted as this group also had higher returns.

Q. Were there any significant changes to the Fund during the reporting period?

A. Although there was not a regime shift over the last twelve months, there were notable sector changes. The largest increase was in the industrials sector, primarily from adding to building products and industrial conglomerates. The strategy also added to oil & gas refining & marketing, exploration & production, and integrated oil & gas as we went from being underweighted to significantly overweight the energy sector. Purchasing names in media within communication services changed our relative weight from underweight to overweight. The largest sector decline was within financials as we moved from significantly overweight to substantially underweight from selling insurance stocks, banks, and consumer finance. Selling healthcare provider & services and biotechnology companies resulted in our significant underweight in healthcare. The Fund also sold companies in consumer staples distribution & retail widening our underweight position.

Thank you for your participation in BrandywineGLOBAL - Dynamic US Large Cap Value ETF. We look forward to serving your future investment needs.

Michael Fleisher

Lead Portfolio Manager

Henry Otto

Steven Tonkovich

Portfolio Management Team

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (October 31, 2022), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+20.38%	+20.57%	+20.38%	+20.57%
3-Year	+24.54%	+24.53%	+7.59%	+7.59%
5-Year	+77.77%	+77.76%	+12.19%	+12.19%
10-Year	+159.24%	+159.22%	+9.99%	+9.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes includes reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

03/31/14-03/31/24

See page 7 for Performance Summary footnotes.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.143125

Total Annual Operating Expenses6

0.49%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund (except as noted below). The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns.

The predecessor mutual fund was the successor to an unregistered private fund (the “predecessor private fund” and, together with the predecessor mutual fund, the “predecessor funds”), as described in greater detail below. Performance prior to October 31, 2014, is that of the predecessor private fund. Had the predecessor funds been structured as an ETF, their performance may have differed.

The performance prior to the predecessor mutual fund’s inception is that of the predecessor private fund. On October 31, 2014, the predecessor private fund transferred its assets to the predecessor mutual fund in exchange for the predecessor mutual fund’s Class IS shares. The investment policies, objectives, guidelines and restrictions of the predecessor mutual fund were in all material respects equivalent to those of the predecessor private fund. In addition, the predecessor private fund’s portfolio managers were the portfolio managers of the predecessor mutual fund. As a mutual fund registered under the Investment Company Act of 1940 (1940 Act), the predecessor mutual fund was subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (Code) to which the predecessor private fund was not subject. Had the predecessor private fund been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance could have been adversely affected, but these restrictions were not expected to have a material effect on the predecessor mutual fund’s investment program. The performance information for the predecessor private fund reflects the gross expenses of the predecessor private fund adjusted to reflect the higher fees and expenses of Class IS shares of the predecessor mutual fund. The performance is shown net of an annual management fee of 0.55% and other expenses of 0.10% which reflects the application of the predecessor mutual fund’s Class IS shares’ expense limitation agreement. If the expense limitation agreement were not applicable, expenses would have been higher and performance lower.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The Russell 1000® Value Index is market capitalization weighted and measures the performance of those Russell 1000® Index companies with relatively lower price-to-book ratios and lower forecasted growth rates. The S&P 500® is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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BRANDYWINEGLOBAL - DYNAMIC US LARGE CAP VALUE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 10/1/23	Value 3/31/24	10/1/23–3/31/24[1]	Value 3/31/24	10/1/23–3/31/24[1]	Expense Ratio
$1,000.00	$1,192.30	$2.69	$1,022.55	$2.48	0.49%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

8	Annual Report	franklintempleton.com

BrandywineGLOBAL - U.S. Fixed Income ETF

This inaugural annual report for the Fund Brandywine-GLOBAL – U.S. Fixed Income ETF covers the shortened period between the Fund’s inception on July 25, 2023, through March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. fixed income securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to U.S. fixed income securities. U.S. fixed income securities include debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and political sub-divisions; (including inflation index linked securities and municipal bonds); U.S. corporate debt securities, including debentures, bonds (including zero coupon bonds), bankers acceptances (issued by industrial, utility, finance, commercial banking or bank holding company organizations), convertible and non-convertible notes, commercial paper, certificates of deposits, and freely transferable promissory notes; mortgage-backed securities; and asset-backed securities. U.S. fixed income securities also include securities included in the Bloomberg U.S. Aggregate Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The global fixed income market experienced periods of volatility, but ultimately generated a positive return during the period from the Fund’s inception on July 25, 2023, through March 31, 2024 (the “reporting period”). Looking back, the market declined from July through October 2023. The market’s weakness was partially due to inflation that remained elevated and triggered expectations for a “higher for longer” interest rate environment. The market then rallied sharply over the last two months of 2023, as the U.S. Federal Reserve (Fed) “pivoted” by indicating an end to its monetary tightening campaign and announcing its intention to cut rates three times in 2024. Moderating inflation and hopes that the

Fed would orchestrate a “soft landing” for the economy also supported investor sentiment. The market again declined over the first quarter of 2024. With inflation still above the Fed’s 2% target, there were concerns that the central bank may keep rates high for longer, or possibly reduce its number of rate cuts in 2024. All told, most spread sectors (non-U.S. Treasurys), including investment-grade and high-yield corporate bonds, as well as mortgage-backed securities, generated positive returns during the reporting period. The Bloomberg U.S. Aggregate Index also posted positive returns during the reporting period. Investors who took on additional risk were rewarded over the period.

Q. How did we respond to changing market conditions?

A. Since the ETF incepted on July 25, 2023, the U.S. fixed income market has been very volatile. On a net basis, the portfolio trailed its benchmark, the U.S. Aggregate Index, posting a small positive versus negative total return. The ETF remains overweight duration against the benchmark, with a large overweight in intermediate- to long-end U.S. Treasuries. We maintain the belief that U.S. Treasuries offer value in both soft and hard economic landing scenarios, with potentially greater rewards in the event of a hard landing. We hold a positive view of agency pass-throughs, maintaining our overweight exposure. While agency pass-through spreads have tightened the past few months, they remain attractive to us, particularly compared to investment-grade bond spreads. Lastly, we continue to be significantly underweight investment-grade corporate bonds. Narrow spreads in the sector leave only a small margin of safety in the event of economic turbulence.

Performance Overview

During the period since the Fund’s inception on July 25, 2023, through March 31, 2024 the Fund posted cumulative total returns of +0.18% based on market price and +0.01% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading July 27, 2023, the Fund’s NAV performance is used as a proxy for the Fund’s market price returns.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 22.

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

+2.30% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/24

% of Total Net Assets
U.S. Government & Agency Securities	73.2%
Mortgage-Backed Securities	19.9%
Corporate Bonds & Notes	2.2%
Short-Term Investments & Other Net Assets	4.7%

Top 10 Holdings

3/31/24

Issue/Issuer	% of Total Net Assets
U.S. Treasury Notes, 3.875%, 8/15/33	23.5%
U.S. Treasury Bonds, 3.00%, 8/15/52	12.3%
U.S. Treasury Floating Rate Notes, 5.47%, 10/31/25	7.4%
U.S. Treasury Floating Rate Notes, 5.425%, 7/31/25	7.1%
Federal National Mortgage Association, 4.00%, 6/01/52	5.0%
Government National Mortgage Association, 5.50%, 5/20/53	5.0%
Government National Mortgage Association, 5.50%, 4/20/53	4.9%
Federal National Mortgage Association, 5.50%, 1/01/53	4.2%
Government National Mortgage Association, 5.00%, 6/20/53	3.9%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/52	3.8%

Q. What were the leading contributors to performance?

A. Overweighting in mortgage-backed securities was accretive to performance during the period. The ETF is largely positioned in higher-quality Ginnie Maes where the coupon and spread levels are elevated versus historical averages. Security selection drove outperformance instead of this being a sector wide story.

CFA® is a trademark owned by CFA Institute.

Q. What were the leading detractors from performance?

A. Our sizeable overweight to U.S. Treasury duration was the key relative detractor from returns, as yields increased on the back of continued U.S. growth resilience, coupled with higher-than-expected inflation in the first quarter of 2024. Our preference has been to own intermediate- to longer-term Treasuries, favoring 5-year, 10-year and 30-year bonds. Rates rose somewhat uniformly across these segments, detracting from performance. The ETF’s large credit underweight was another relative detractor from performance as U.S. economic growth resiliency pushed spreads to historically tight levels. Increased expectations of an economic soft landing, coupled with a Fed easing cycle, helped credit to outperform traditional interest-rate sectors like U.S. government bonds.

Q. Were there any significant changes to the Fund during the reporting period?

A. The ETF has been overweight duration against the benchmark since its inception. Positioning did not materially change during the reporting period, with the most notable trade being a tactical reduction in Treasury duration early in the first quarter of 2024, followed by a subsequent increase in exposure later in the quarter as yields increased. We like Treasuries at current yield levels and believe that there is a high likelihood that the Fed will follow through with anticipated rate cuts this year which, in turn, should be beneficial for our exposure. While agency pass-through spreads have tightened from their wide levels in the summer 2023, they remain attractive, particularly compared to investment-grade bond spreads. Lastly, we remain significantly underweight investment-grade corporate bonds and increased our underweight by trimming the few corporate bonds the ETF owned. Spreads are well below our internal target, and we do not like the risk and reward proposition of these securities.

Thank you for your participation in BrandywineGLOBAL - U.S. Fixed Income ETF. We look forward to serving your future investment needs.

Jack P. McIntyre, CFA

Anujeet Sareen, CFA

Brian L. Kloss, JD, CPA

Tracy Chen, CFA, CAIA

Portfolio Management Team

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (July 27, 2023), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (7/25/23)	+0.01%	+0.18%	+0.01%	+0.18%

Distribution Rate[4]	30-Day Standardized Yield[5]
0.36%	4.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

7/25/23-3/31/24

See page 14 for Performance Summary footnotes.

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

PERFORMANCE SUMMARY

Distributions (7/25/23–3/31/24)

Net Investment Income
$0.630928

Total Annual Operating Expenses7

0.39%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Active and frequent trading may increase a shareholder’s tax liability and transaction costs. The manager may consider environmental, social and governance (ESG)criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Source: FactSet. The Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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BRANDYWINEGLOBAL - U.S. FIXED INCOME ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 10/1/23	Value 3/31/24	10/1/23–3/31/24[1]	Value 3/31/24	10/1/23–3/31/24[1]	Expense Ratio
$1,000.00	$1,061.50	$2.02	$1,023.05	$1.97	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

	Year Ended March 31, 2024	Period Ended March 31, 2023	[a]	Year Ended September 30,
				2022	2021	2020		2019
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.49	$11.36		$15.45	$11.49	$11.77		$13.04

Income from investment operations[b]:

Net investment income[c]	0.24	0.14		0.17	0.19	0.20		0.22

Net realized and unrealized gains (losses)	2.08	1.49		(1.87)	4.44	0.02		(0.31)

Total from investment operations	2.32	1.63		(1.70)	4.63	0.22		(0.09)

Less distributions from:

Net investment income	(0.14)	(0.18)		(0.20)	(0.17)	(0.18)		(0.20)

Net realized gains	—	(1.32)		(2.19)	(0.50)	(0.32)		(0.98)

Total distributions	(0.14)	(1.50)		(2.39)	(0.67)	(0.50)		(1.18)

Net asset value, end of year	$13.67	$11.49		$11.36	$15.45	$11.49		$11.77

Total return[d,e]	20.38%	14.03%		(13.03)%	41.75%	1.66%		0.01%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.49%	0.65%		0.67%	0.67%	0.71%	[g]	0.72%	[g]

Expenses net of waiver and payments by affiliates	0.49%	0.61%		0.65%	0.65%	0.65%	[g]	0.65%	[g]

Net investment income	2.05%	2.40%		1.24%	1.37%	1.75%		1.88%

Supplemental data

Net assets, end of year (000’s)	$165,481	$158,053		$155,901	$207,109	$169,544		$167,688

Portfolio turnover rate[h]	104.99%[i]	52.48%[i]		124.00%	83.00%	141.00%		126.00%

a For the period October 1, 2022 through March 31, 2023.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

e Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

f Ratios are annualized for periods less than one year.

g Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.

h Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[i] Portfolio turnover rate excluding cash creations was as follows:	100.20%	52.48%	—	—	—	—

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

		Country	Shares	Value
	Common Stocks 98.5%
	Aerospace & Defense 4.2%
	Lockheed Martin Corp.	United States	15,207	$6,917,208

	Air Freight & Logistics 1.6%
	CH Robinson Worldwide, Inc.	United States	12,390	943,375
	Expeditors International of Washington, Inc.	United States	14,478	1,760,090

				2,703,465

	Automobiles 1.0%
	General Motors Co.	United States	38,159	1,730,511

	Banks 1.0%
	First Citizens BancShares, Inc., Class A	United States	988	1,615,380

	Biotechnology 0.7%
	Amgen, Inc.	United States	3,978	1,131,025

	Broadline Retail 0.3%
	Dillard’s, Inc., Class A	United States	938	442,398

	Building Products 5.2%
	Advanced Drainage Systems, Inc.	United States	6,572	1,131,961
a	Builders FirstSource, Inc.	United States	18,295	3,815,422
	Carlisle Cos., Inc.	United States	3,879	1,519,986
	Fortune Brands Innovations, Inc.	United States	11,847	1,003,086
	Owens Corning	United States	7,103	1,184,781

				8,655,236

	Capital Markets 1.6%
	Affiliated Managers Group, Inc.	United States	3,743	626,840
	Evercore, Inc., Class A	United States	2,841	547,148
	LPL Financial Holdings, Inc.	United States	5,668	1,497,486

				2,671,474

	Chemicals 3.5%
	CF Industries Holdings, Inc.	United States	6,300	524,223
	Eastman Chemical Co.	United States	13,712	1,374,217
	LyondellBasell Industries NV, Class A	United States	30,371	3,106,346
	Olin Corp.	United States	14,750	867,300

				5,872,086

	Communications Equipment 2.3%
	Cisco Systems, Inc.	United States	77,451	3,865,579

	Computers & Peripherals 0.6%
	NetApp, Inc.	United States	9,905	1,039,728

	Consumer Finance 0.4%
	OneMain Holdings, Inc.	United States	14,083	719,500

	Consumer Staples Distribution & Retail 1.5%
	Albertsons Cos., Inc., Class A	United States	37,863	811,783
	Walmart, Inc.	United States	28,499	1,714,785

				2,526,568

	Containers & Packaging 2.1%
	Amcor PLC	United States	121,086	1,151,528
	Berry Global Group, Inc.	United States	13,502	816,601
	Packaging Corp. of America	United States	8,240	1,563,787

				3,531,916

	Diversified Consumer Services 0.9%
	Service Corp. International	United States	19,000	1,409,990

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Electric Utilities 1.8%
	Southern Co.	United States	42,086	$3,019,250

	Electronic Equipment, Instruments & Components 1.9%
a	Arrow Electronics, Inc.	United States	6,670	863,498
a	Insight Enterprises, Inc.	United States	2,804	520,198
	Jabil, Inc.	United States	9,630	1,289,939
	TD SYNNEX Corp.	United States	4,267	482,598

				3,156,233

	Energy Equipment & Services 0.1%
	ChampionX Corp.	United States	2,878	103,291

	Entertainment 0.6%
	Walt Disney Co.	United States	7,993	978,024

	Financial Services 1.5%
	Essent Group Ltd.	United States	9,697	577,068
	MGIC Investment Corp.	United States	31,945	714,290
a	Mr Cooper Group, Inc.	United States	2,162	168,528
	Voya Financial, Inc.	United States	10,290	760,637
	Western Union Co.	United States	16,455	230,041

				2,450,564

	Food Products 3.0%
	Bunge Global SA	United States	9,938	1,018,844
	General Mills, Inc.	United States	38,430	2,688,947
	Ingredion, Inc.	United States	7,399	864,573
	Mondelez International, Inc., Class A	United States	5,065	354,550

				4,926,914

	Ground Transportation 7.1%
	CSX Corp.	United States	196,983	7,302,160
	Norfolk Southern Corp.	United States	15,997	4,077,155
	Ryder System, Inc.	United States	2,384	286,533

				11,665,848

	Hotels, Restaurants & Leisure 3.0%
	Aramark	United States	12,619	410,370
	Boyd Gaming Corp.	United States	10,549	710,159
	Choice Hotels International, Inc.	United States	2,368	299,197
	Darden Restaurants, Inc.	United States	7,708	1,288,392
a	MGM Resorts International	United States	34,798	1,642,813
	Wyndham Hotels & Resorts, Inc.	United States	8,647	663,657

				5,014,588

	Household Durables 1.7%
	KB Home	United States	6,817	483,189
	PulteGroup, Inc.	United States	7,239	873,168
a	Taylor Morrison Home Corp.	United States	10,476	651,293
	Toll Brothers, Inc.	United States	6,782	877,387

				2,885,037

	Household Products 1.0%
	Procter & Gamble Co.	United States	9,808	1,591,348

	Industrial Conglomerates 6.4%
	General Electric Co.	United States	47,609	8,356,808
	Honeywell International, Inc.	United States	10,978	2,253,234

				10,610,042

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Insurance 6.2%
	Aflac, Inc.	United States	68,350	$5,868,531
	American Financial Group, Inc.	United States	6,979	952,494
	Globe Life, Inc.	United States	9,437	1,098,184
	Old Republic International Corp.	United States	29,672	911,524
	Primerica, Inc.	United States	1,260	318,729
	Unum Group	United States	21,717	1,165,334

				10,314,796

	IT Services 1.8%
	International Business Machines Corp.	United States	15,295	2,920,733

	Leisure Products 0.4%
	Brunswick Corp.	United States	7,350	709,422

	Machinery 2.5%
	Deere & Co.	United States	10,067	4,134,920

	Media 6.4%
a	Charter Communications, Inc., Class A	United States	6,981	2,028,888
	Comcast Corp., Class A	United States	140,419	6,087,164
	Fox Corp., Class A	United States	10,933	341,875
	Interpublic Group of Cos., Inc.	United States	41,185	1,343,866
	Nexstar Media Group, Inc.	United States	4,496	774,616

				10,576,409

	Metals & Mining 2.8%
	Commercial Metals Co.	United States	4,089	240,310
	Reliance, Inc.	United States	5,361	1,791,539
	Steel Dynamics, Inc.	United States	16,986	2,517,835

				4,549,684

	Multi-Utilities 2.0%
	Consolidated Edison, Inc.	United States	36,032	3,272,066

	Oil, Gas & Consumable Fuels 14.4%
	Chesapeake Energy Corp.	United States	976	86,698
	Chevron Corp.	United States	24,002	3,786,075
	Civitas Resources, Inc.	United States	2,681	203,515
	ConocoPhillips	United States	45,040	5,732,691
	Coterra Energy, Inc., Class A	United States	40,716	1,135,162
	Diamondback Energy, Inc.	United States	1,458	288,932
	EOG Resources, Inc.	United States	4,608	589,087
	Exxon Mobil Corp.	United States	6,584	765,324
	HF Sinclair Corp.	United States	5,781	348,999
	Marathon Oil Corp.	United States	36,059	1,021,912
	Marathon Petroleum Corp.	United States	29,042	5,851,963
	Phillips 66	United States	4,768	778,805
	Targa Resources Corp.	United States	3,249	363,856
	Valero Energy Corp.	United States	12,798	2,184,491
	Williams Cos., Inc.	United States	17,628	686,963

				23,824,473

	Pharmaceuticals 2.4%
	Bristol-Myers Squibb Co.	United States	20,902	1,133,516
	Johnson & Johnson	United States	12,106	1,915,048
	Merck & Co., Inc.	United States	6,375	841,181

				3,889,745

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Professional Services 0.6%
	Robert Half, Inc.	United States	1,764	$139,850
	Science Applications International Corp.	United States	3,038	396,732
	TriNet Group, Inc.	United States	4,039	535,127

				1,071,709

	Semiconductors & Semiconductor Equipment 0.3%
	Teradyne, Inc.	United States	3,891	439,022

	Specialty Retail 3.4%
a	AutoNation, Inc.	United States	6,597	1,092,331
	Best Buy Co., Inc.	United States	24,854	2,038,774
	Dick’s Sporting Goods, Inc.	United States	5,163	1,160,952
	Penske Automotive Group, Inc.	United States	8,387	1,358,610

				5,650,667

	Trading Companies & Distributors 0.3%
	Boise Cascade Co.	United States	653	100,150
	MSC Industrial Direct Co., Inc., Class A	United States	3,669	356,040

				456,190

	Total Common Stocks (Cost $138,212,415)			163,043,039

	Total Investments before Short-Term Investments (Cost $138,212,415)			163,043,039

	Short-Term Investments 1.4%
	Money Market Funds 1.4%
b	State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	2,322,929	2,322,929

	Total Short-Term Investments (Cost $2,322,929)			2,322,929

	Total Investments (Cost $140,535,344) 99.9%			165,365,968
	Other Assets, less Liabilities 0.1%			115,361

	Net Assets 100.0%			$165,481,329

a Non-income producing.

b The rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

BrandywineGLOBAL - U.S. Fixed Income ETF

Period Ended March 31, 2024[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.74

Net realized and unrealized gains (losses)	(0.75)

Total from investment operations	(0.01)

Less distributions from net investment income	(0.63)

Net asset value, end of period	$24.36

Total return[d]	0.01%

Ratios to average net assets[e]

Total expenses	0.39%

Net investment income	4.51%

Supplemental data

Net assets, end of period (000’s)	$12,180

Portfolio turnover rate[f]	84.09% [g]

a For the period July 25, 2023 (commencement of operations) to March, 31, 2024.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

e Ratios are annualized for periods less than one year.

f Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g] Portfolio turnover rate excluding cash creations was as follows:	84.09%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

BrandywineGLOBAL - U.S. Fixed Income ETF

	Country	Principal Amount*	Value
Corporate Bonds & Notes 2.2%
Financial Services 0.8%
Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	$101,110

Oil & Gas 1.4%
Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	34,458
Diamondback Energy, Inc., 6.25%, 3/15/33	United States	120,000	127,990

			162,448

Total Corporate Bonds & Notes (Cost $257,995)			263,558

U.S. Government & Agency Securities 73.2%
Government National Mortgage Association,
5.00%, 2/20/53	United States	425,289	418,501
5.00%, 6/20/53	United States	478,161	470,036
5.50%, 4/20/53	United States	603,378	603,217
5.50%, 5/20/53	United States	604,074	603,913
5.50%, 9/20/53	United States	246,431	246,326
5.50%, 10/20/53	United States	257,257	257,149
5.50%, 2/20/54	United States	199,635	199,551
U.S. Treasury Bonds, 3.00%, 8/15/52	United States	1,930,000	1,499,670
U.S. Treasury Floating Rate Notes,
a 3 mo. Treasury money market yield + 0.13%, 5.425%, 7/31/25	United States	860,000	859,672
a 3 mo. Treasury money market yield + 0.17%, 5.47%, 10/31/25	United States	900,000	900,336
U.S. Treasury Notes, 3.875%, 8/15/33	United States	2,940,000	2,862,595

Total U.S. Government & Agency Securities (Cost $8,860,418)			8,920,966

Mortgage-Backed Securities 19.9%
Fannie Mae 7.2%
Federal Home Loan Mortgage Corp.,
4.50%, 10/1/52	United States	484,374	461,424
5.50%, 12/1/52	United States	417,314	416,225

			877,649

Freddie Mac 12.7%
Federal National Mortgage Association,
4.00%, 6/1/52	United States	663,400	615,595
5.50%, 11/1/52	United States	428,294	418,321
5.50%, 12/1/53	United States	515,561	513,524

			1,547,440

Total Mortgage-Backed Securities (Cost $2,434,634)			2,425,089

Total Investments before Short-Term Investments (Cost $11,553,047)			11,609,613

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

BrandywineGLOBAL - U.S. Fixed Income ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 2.5%
	Money Market Funds 2.5%
b	State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	301,946	$301,946

	Total Short-Term Investments (Cost $301,946)			301,946

	Total Investments (Cost $11,854,993) 97.8%			11,911,559
	Other Assets, less Liabilities 2.2%			268,553

	Net Assets 100.0%			$12,180,112

*The principal amount is stated in U.S. dollars unless otherwise indicated.

a Variable rate security. The rate shown represents the yield at period end.

b The rate shown is the annualized seven-day effective yield at period end.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	63	$6,741,984	6/28/24	$ 12,512
U.S. Treasury Ultra 10 Yr. (CBT)	Long	12	1,375,313	6/18/24	5,417

Total Futures Contracts					$ 17,929

*As of year end.

See Note 6 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

	BrandywineGLOBAL - DynamicUSLarge Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$140,535,344	$11,854,993
Value – Unaffiliated issuers	$165,365,968	$11,911,559
Cash	58,112	—
Receivables:
Dividends and interest	134,319	63,425
Investment securities sold	671,846	—
Variation margin on futures contracts	—	75,162
Deposits with brokers for:
Futures contracts	—	133,980

Total assets	166,230,245	12,184,126

Liabilities:
Payables:
Capital shares redeemed	681,528	—
Management fees	67,388	4,014

Total liabilities	748,916	4,014

Net assets, at value	$165,481,329	$12,180,112

Net assets consist of:
Paid-in capital	$147,492,542	$12,500,000
Total distributable earnings (loss)	17,988,787	(319,888)

Net assets, at value	$165,481,329	$12,180,112

Shares outstanding	12,102,953	500,000

Net asset value per share	$13.67	$24.36

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF

	Year Ended March 31, 2024	Period Ended March 31, 2024[b]
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 3,829,582	$ 11,688
Interest:
Unaffiliated issuers	23,621	391,553

Total investment income	3,853,203	403,241

Expenses:
Management fees (Note 3a)	743,818	32,125

Total expenses	743,818	32,125

Net investment income	3,109,385	371,116

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(5,281,772)	(467,270)
In-kind redemptions	9,389,847	—
Futures contracts	—	17,235

Net realized gain (loss)	4,108,075	(450,035)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	21,686,811	56,566
Futures contracts	—	17,929

Net change in unrealized appreciation (depreciation)	21,686,811	74,495

Net realized and unrealized gain (loss)	25,794,886	(375,540)

Net increase (decrease) in net assets resulting from operations	$28,904,271	$ (4,424)

[a]Foreign taxes withheld on dividends	$614	$—

bFor the period July 25, 2023 (commencement of operations) to March 31,2024.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF		BrandywineGLOBAL - U.S. Fixed Income ETF

	Year Ended March 31, 2024	Period Ended March 31, 2023a,†	Year Ended September 30, 2022	Period Ended March 31, 2024[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$3,109,385	$2,018,418	$2,805,869	$371,116
Net realized gain (loss)	4,108,075	10,834,510	16,810,000	(450,035)
Net change in unrealized appreciation (depreciation)	21,686,811	11,214,241	(49,039,398)	74,495

Net increase (decrease) in net assets resulting from operations	28,904,271	24,067,169	(29,423,529)	(4,424)

Distributions to shareholders (Note 1d)	(1,760,860)	(20,520,894)	(35,713,355)	(315,464)

Capital share transactions: (Note 2)	(19,714,823)	(26,987,678)	20,691,101	12,500,000

Net increase (decrease) in net assets	7,428,588	(23,441,403)	(44,445,783)	12,180,112
Net assets:
Beginning of period	158,052,741	181,494,144	225,939,927	—

End of period	$165,481,329	$158,052,741	$181,494,144	$12,180,112

a Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, BrandywineGLOBAL—Dynamic US Large Cap Value Fund, reorganized into this Fund (the “Reorganization”).

†For the period October 1, 2022 through March 31, 2023.

bFor the period July 25, 2023 (commencement of operations) to March 31,2024.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (‘‘FASB’’) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (‘‘ASC 946‘‘) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.

Effective July 25, 2023, the Trust began offering shares of BrandywineGlobal - U.S. Fixed Income ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2024.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, the Funds have determined that no tax liability is required in the financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF

	Year Ended March 31, 2024		Year Ended March 31, 2023[a,b]		Year Ended September 30, 2022

	Shares	Amount	Shares	Amount	Shares	Amount

Capital Transactions(a)
Shares sold	3,400,000	$41,842,853	7,044,346	$85,629,495	2,776,923	$37,193,756
Shares reinvested	—	—	—	—	2,460,970	32,443,766
Shares redeemed	(5,050,000)	(61,557,676)	(7,016,304)	(85,983,005)	(4,915,352)	(63,639,979)

Net increase (decrease)	(1,650,000)	$(19,714,823)	28,042	$(353,510)	322,541	$5,997,543

Class A(b)
Shares sold	—	—	47	578	572,314	7,684,930
Shares reinvested	—	—	—	—	119,096	1,561,866
Shares redeemed	—	—	(953,559)	(11,206,733)	(355,767)	(4,762,733)

Net increase (decrease)	—	—	(953,512)	$(11,206,155)	335,643	$4,484,063

Class C(b)
Shares sold	—	—	—	—	309,819	4,097,721
Shares reinvested	—	—	—	—	9,369	116,930
Shares redeemed	—	—	(298,070)	(3,444,751)	(67,396)	(826,386)

Net increase (decrease)	—	—	(298,070)	$(3,444,751)	251,792	$3,388,265

Class Rb
Shares sold	—	—	—	—	15,030	231,122
Shares reinvested	—	—	—	—	3,026	39,820
Shares redeemed	—	—	(19,625)	(226,287)	(9,309)	(126,785)

Net increase (decrease)	—	—	(19,625)	$(226,287)	8,747	$144,157

ClassI[b]
Shares sold	—	—	—	—	810,734	11,306,052
Shares reinvested	—	—	—	—	114,799	1,506,308
Shares redeemed	—	—	(996,323)	(11,756,975)	(477,495)	(6,135,287)

Net increase (decrease)	—	—	(996,323)	$(11,756,975)	448,038	$6,677,073

	BrandywineGLOBAL - U.S. Fixed Income ETF

	Period Ended March 31, 2024[c]

	Shares	Amount
Shares sold	500,001	$12,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	500,000	$12,500,000

a Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, BrandywineGLOBAL - Dynamic US Large Cap Value Fund, reorganized into this Fund (the “Reorganization”). The predecessor mutual fund’s Class IS Shares’ performance and financial history have been adopted by BrandywineGLOBAL - Dynamic US Large Cap Value ET and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class IS Shares. Shares of the other classes of the predecessor mutual fund were converted into Class IS Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class IS Shares is included under “Shares sold”.

b Shares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares redeemed”.

c For the period July 25, 2023 (commencement of operations) to March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative Manager
Franklin Distributors, LLC (Distributors)	Principal Underwriter
Brandywine Global Investment Management, LLC (Brandywine Global)	Investment Manager

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:

Gross Effective Investment Management Fee Rate
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	0.49%
BrandywineGLOBAL - U.S. Fixed Income ETF	0.39%

Under a subadvisory agreement, Brandywine Global provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At March 31, 2024, the shares of the Fund is owned by the following entity.

Funds	Shares	Percentage of Outstanding Shares[a]
BrandywineGLOBAL - U.S. Fixed Income ETF
Franklin Resources Inc.	185,000	37.0%

a Investment activities of significant shareholders could have a material impact on the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Capital loss carryforwards not subject to expiration:
Long term	$2,162,224	$—
Short term	7,535,397	365,712

Total capital loss carryforwards	$9,697,621	$365,712

The tax character of distributions paid during the year ended March 31, 2024, were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary income	$1,760,860	$2,164,816
Long-term Capital Gain	—	18,356,078

	$1,760,860	$20,520,894

	BrandywineGLOBAL - U.S. Fixed Income ETF
	Year Ended March 31, 2024
Distributions paid from Ordinary income	$315,464

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of investments	$140,788,353	$11,920,446

Unrealized appreciation	$25,517,451	$67,014
Unrealized depreciation	(939,836)	(75,901)

Net unrealized appreciation (depreciation)	$24,577,615	$ (8,887)

Distributable earnings – undistributed ordinary income	$3,144,712	$54,711

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended March 31, 2024, were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Purchases	$158,439,774	$21,794,926
Sales	$157,315,521	$9,793,779

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, were as follows:

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of Securities Received	$41,139,912	$—
Value of Securities Delivered	$60,075,374	$—

6. Other Derivative Information

At March 31, 2024, the Fund’s investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BrandywineGLOBAL - U.S. Fixed Income ETF

Interest rate contracts	Variation margin on futures contracts	$17,929[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended March 31, 2024, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
BrandywineGLOBAL - U.S. Fixed Income ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$17,235	Futures contracts	$17,929

For the period ended March 31, 2024, the average month end notional amount of futures contracts were as follows:

BrandywineGLOBAL - U.S.Fixed Income ETF
Futures contracts	$4,710,016

See Note 1(b) regarding derivative financial instruments.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$163,043,039	$—	$—	$163,043,039
Short-Term Investments	2,322,929	—	—	2,322,929

Total Investments in Securities	$165,365,968	$—	$—	$165,365,968

BrandywineGLOBAL - U.S. Fixed Income ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$263,558	$—	$263,558
Mortgage-Backed Securities	—	2,425,089	—	2,425,089
U.S. Government & Agency Securities	—	8,920,966	—	8,920,966
Short-Term Investments	301,946	—	—	301,946

Total Investments in Securities	$301,946	$11,609,613	$—	$11,911,559

Other Financial Instruments:
Futures Contracts	$17,929	$—	$—	$17,929

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common stocks.

8. Subsequent Events

The Funds has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and BrandywineGLOBAL – U.S. Fixed Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and BrandywineGLOBAL – U.S. Fixed Income ETF (two of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the ‘‘Funds’’) as of March 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

BrandywineGLOBAL – Dynamic US Large Cap Value ETF(1)

BrandywineGLOBAL – U.S. Fixed Income ETF(2)

(1) The related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for the year ended March 31, 2024, for the period October 1, 2022 through March 31, 2023 and for the year ended September 30, 2022 and the financial highlights for the year ended March 31, 2024, for the period October 1, 2022 through March 31, 2023 and for each of the four years in the period ended September 30, 2022.

(2) The related statement of operation, the statement of changes in net assets and the financial highlights for the period July 25, 2023 (commencement of operations) to March 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended March 31, 2024:

	Pursuant to:	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S.Fixed Income ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$1,760,860	$—
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$1,760,860	$—
Interest-Related Dividends	§871(k)(1)(C)	$111,976	$351,908
Section 163(j) Interest Dividends	§163(j)	$—	$315,464

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2](1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report BrandywineGLOBAL - ETFs

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC	Transfer Agent
	(800) DIAL BEN®/342-5236	State Street Bank and
Subadvisor Brandywine Global Investment Management, LLC	franklintempleton.com	Trust Company
1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		BWETF A 05/24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

1	Annual Report	franklintempleton.com

ClearBridge Sustainable Infrastructure ETF

This annual report for ClearBridge Sustainable Infrastructure ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks total return, consisting of capital appreciation and income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in securities issued by companies that are engaged in the infrastructure business and that meet the sub-advisor’s sustainability and financial criteria at the time of investment, and other investments with similar economic characteristics.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Over the course of 2023 and into the first quarter of 2024, despite concerns over inflation and rising interest rates and heightened geopolitical uncertainty, global equities performed strongly, disproportionately driven by the mega cap technology stocks due to a rush of investor interest in artificial intelligence (AI).

Due to the natural defensiveness of infrastructure, the asset class in general underperforms global equities during periods of strong economic activity. Further, increasing earnings and strong fundamentals were not enough to keep infrastructure valuations from falling due to the rise in real bond yields, and the group underperformed. We have seen past periods of bond yield rises that were mostly due to rises in real yields on strong growth expectations which saw utilities and infrastructure in general sell off versus equities. We believe this is short-term market sentiment and historically we have seen global infrastructure indexes outperform global equities over the subsequent two years.

Within the infrastructure universe, on the whole economically sensitive infrastructure such as ports, toll roads, rail and airports outperformed during the period, while higher bond yields weighed on renewables and communications sectors.

Q. How did we respond to these changing market conditions?

A. For the most part, we maintained our defensive positioning with greater exposure to regulated and contracted utility exposures (electric, gas, water and renewables) relative to GDP-sensitive user-pays sectors (transport and communications) as we believed the economy would be facing the delayed effect of monetary tightening, which famously acts with long and variable lags. Regulated assets generally have their allowed returns (whether real or nominal) adjusted at each regulatory reset. This does lead to some lag to changes in bond yields, but generally has an immaterial impact on fundamental valuations.

Larger positions initiated were concentrated in the electric utilities sector, where we bought Eversource, the largest regulated utility in New England. It owns and operates electricity, gas and water utilities servicing Connecticut, Massachusetts and New Hampshire. In a joint venture (JV) structure with Orsted since 2016, Eversource also owns stakes in offshore wind projects. We also bought shares in Pacific Gas & Electric Company (PG&E), a regulated utility operating in Central and Northern California serving 5.3 million electricity customers and 4.4 million gas customers in 47 of the 58 counties within the state, and which re-instated its dividend, signaling more stability for long-term investors.

At the same time, we lowered our renewables exposure through the sales of Canadian pure-play renewables operator and developer Brookfield Renewable; Clearway Energy, which primarily owns and operates contracted renewable generation assets in the U.S.; and Brazilian hydroelectric power generation company Auren Energia.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of -3.05% based on market price and -3.03% based on net asset value (NAV). In comparison, the Fund’s primary benchmark, the FTSE Global Core Infrastructure 50/50 – Net Tax, which is comprised of equity securities of infrastructure companies as defined by FTSE Russell, posted a +3.22% cumulative total return for the same period.1 The Fund’s secondary benchmark, the OECD G7 CPI +5.5%, which measures the change in the prices of consumer goods and services in G7 countries, posted a

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 10.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

+8.88% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Electric Utilities	42.0%
Ground Transportation	12.3%
Water Utilities	11.9%
Transportation Infrastructure	10.4%
Specialized REITs	6.9%
Multi-Utilities	5.5%
Construction & Engineering	3.2%
Independent Power Producers & Energy Traders	3.0%
Diversified Telecommunication Services	2.3%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
NextEra Energy, Inc. Electric Utilities, United States	4.8%
CSX Corp. Ground Transportation, United States	4.7%
Crown Castle, Inc. Specialized REITs, United States	3.9%
Getlink SE Transportation Infrastructure, France	3.8%
Orsted AS Electric Utilities, Denmark	3.7%
EDP - Energias de Portugal SA Electric Utilities, Portugal	3.7%
Eversource Energy Electric Utilities, United States	3.7%
Redeia Corp. SA Electric Utilities, Spain	3.6%
Severn Trent PLC Water Utilities, United Kingdom	3.6%
National Grid PLC Multi-Utilities, United Kingdom	3.5%

Top 10 Countries

3/31/24

% of Total Net Assets
United States	33.6%
United Kingdom	14.1%
Italy	9.1%
Spain	8.0%
Brazil	6.4%
Japan	5.2%
France	3.8%
Denmark	3.7%
Portugal	3.7%
Netherlands	3.2%

1. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Tax returns include income net of tax withholding when dividends are paid.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Q. What were the leading contributors to performance?

A. On a regional basis, the positive contributor to performance was Latin America. On a sector basis, the main positive contributors to performance were the electric, rail and toll roads sectors. On an individual stock basis, the main positive contributors to performance were Ferrovial, CSX, Neoenergia, Hydro One and Severn Trent.

Q. What were the leading detractors from performance?

A. On a regional basis, the main detractors from performance were the U.S. & Canada, Western Europe and Asia Pacific Developed. On a sector basis, the main detractors from performance were renewables, water and communications. On an individual stock basis, the main detractors from performance were renewables companies Orsted, Energias De Portugal (EDP), Brookfield Renewable and NextEra Energy Partners LP, and electric utility NextEra Energy.

Q. Were there any significant changes to the Fund during the reporting period?

A. In addition to the activity discussed above, during the period, we initiated new positions in Rumo, Entergy, E.ON, Equatorial Energia and Atlas Arteria. We exited Public Service Enterprise Group, Transurban, East Japan Railway and Neoenergia.

Thank you for your participation in ClearBridge Sustainable Infrastructure ETF. We look forward to serving your future investment needs.

Charles Hamieh

Shane Hurst

Nick Langley

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/16/22), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-3.03%	-3.05%	-3.03%	-3.05%
Since Inception (12/14/22)	-2.18%	-1.89%	-1.69%	-1.46%

Distribution Rate[4]	30-Day Standardized Yield[5]
3.18%	3.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

12/14/22–3/31/24

See page 7 for Performance Summary footnotes.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.755441

Total Annual Operating Expenses8

0.59%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation and possible loss of principal. Companies in the infrastructure industry may be subject to a variety of factors, including high interest costs, high degrees of leverage, effects of economic slowdowns, increased competition, and impact resulting from government and regulatory policies and practices. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Investments in energy-related master limited partnerships (MLPs) and midstream entities are subject to risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Source: FTSE Russell. The FTSE Global Core Infrastructure 50/50 Index – Net Tax is comprised of equity securities of infrastructure companies as defined by FTSE Russell to include companies that derive a minimum of 65% of their revenue from core infrastructure activities. The index is readjusted semiannually to adjust the exposure to certain infrastructure sub-sectors and limit company weights to 5%. Net Tax returns include income net of tax withholding when dividends are paid.

7. Source: Internally sourced. The OECD G7 CPI +5.5% Index is estimated as a series of summary measures of the period-to-period proportional change in the prices of a fixed set of consumer goods and services of constant quantity and characteristics, acquired, used or paid for by the reference population. The OECD publishes the data on a 3-4 month lag basis. Therefore, the index being used is comparing the current month returns for the fund against a reference Benchmark that uses a previous index return (using past performance calculations).

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account	Ending Account	Expenses Paid During Period	Ending Account	Expenses Paid During Period	Net Annualized
Value 10/1/23	Value 3/31/24	10/1/23–3/31/24[1],[2]	Value 3/31/24	10/1/23–3/31/24[1],2	Expense Ratio[2]
$1,000.00	$1,089.00	$3.08	$1,022.05	$2.98	0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

ClearBridge Sustainable Infrastructure ETF

	Year Ended March 31,	Period Ended March 31,

	2024	2023[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.22	$25.00

Income from investment operations[b]:

Net investment income[c]	0.69	0.13

Net realized and unrealized gains (losses)	(1.43)	0.09

Total from investment operations	(0.74)	0.22

Less distributions from net investment income	(0.76)	—

Net asset value, end of year	$23.72	$25.22

Total return[d]	(3.03)%	0.88%

Ratios to average net assets[e]

Total expenses	0.59%	0.59%

Net investment income	2.89%	1.82%

Supplemental data

Net assets, end of year (000’s)	$8,304	$2,522

Portfolio turnover rate[f]	37.99% [g]	6.33%	[g]

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	36.79%	6.33%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

ClearBridge Sustainable Infrastructure ETF

		Industry	Shares	Value
	Common Stocks 97.5%
	Australia 1.8%
	Atlas Arteria Ltd.	Transportation Infrastructure	42,274	$146,999

	Brazil 6.4%
	CCR SA	Transportation Infrastructure	59,998	165,651
	Equatorial Energia SA	Electric Utilities	24,918	162,036
	Rumo SA	Ground Transportation	45,052	200,349

				528,036

	Canada 2.9%
a	Hydro One Ltd.	Electric Utilities	8,296	242,152

	Denmark 3.7%
a,b	Orsted AS	Electric Utilities	5,573	310,181

	France 3.8%
	Getlink SE	Transportation Infrastructure	18,544	316,034

	Germany 2.0%
	E.ON SE	Multi-Utilities	12,125	168,729

	Italy 9.1%
a	Enav SpA	Transportation Infrastructure	56,720	237,679
	Enel SpA	Electric Utilities	39,839	263,277
	Terna – Rete Elettrica Nazionale	Electric Utilities	30,264	250,368

				751,324

	Japan 5.2%
	Central Japan Railway Co.	Ground Transportation	7,932	195,280
	West Japan Railway Co.	Ground Transportation	11,368	235,630

				430,910

	Netherlands 3.2%
	Ferrovial SE	Construction & Engineering	6,759	267,754

	Portugal 3.7%
	EDP – Energias de Portugal SA	Electric Utilities	79,289	309,132

	Spain 8.0%
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	5,278	186,797
	Iberdrola SA	Electric Utilities	14,047	174,388
	Redeia Corp. SA	Electric Utilities	17,572	299,943

				661,128

	United Kingdom 14.1%
	National Grid PLC	Multi-Utilities	21,569	290,454
	Pennon Group PLC	Water Utilities	27,710	226,655
	Severn Trent PLC	Water Utilities	9,491	296,141
	SSE PLC	Electric Utilities	7,610	158,620
	United Utilities Group PLC	Water Utilities	15,498	201,456

				1,173,326

	United States 33.6%
	American Tower Corp.	Specialized REITs	1,269	250,742
	American Water Works Co., Inc.	Water Utilities	2,143	261,896
	Crown Castle, Inc.	Specialized REITs	3,054	323,205
	CSX Corp.	Ground Transportation	10,594	392,720
	Entergy Corp.	Electric Utilities	1,661	175,534
	Eversource Energy	Electric Utilities	5,160	308,413
	Exelon Corp.	Electric Utilities	4,769	179,171
	NextEra Energy Partners LP	Independent Power Producers & Energy Traders	8,220	247,258
	NextEra Energy, Inc.	Electric Utilities	6,273	400,907

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

ClearBridge Sustainable Infrastructure ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	PG&E Corp.	Electric Utilities	14,816	$248,316

				2,788,162

	Total Common Stocks (Cost $8,074,076)			8,093,867

	Total Investments before Short-Term Investments (Cost $8,074,076)			8,093,867

	Short-Term Investments 2.3%
	Money Market Funds 2.3%
	United States 2.3%
c	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 5.29%	Money Market Funds	189,683	189,683

	Total Short-Term Investments (Cost $189,683)			189,683

	Total Investments (Cost $8,263,759) 99.8%			8,283,550
	Other Assets, less Liabilities 0.2%			19,978

	Net Assets 100.0%			$8,303,528

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $976,809, representing 11.8% of net assets.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

See Abbreviations on page 20.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$8,263,759
Value – Unaffiliated issuers	$8,283,550
Cash	3,690
Foreign currency, at value (cost $1,538)	1,544
Receivables:
Dividends and interest	18,875

Total assets	8,307,659

Liabilities:
Payables:
Investment securities purchased	1
Management fees	4,130

Total liabilities	4,131

Net assets, at value	$8,303,528

Net assets consist of:
Paid-in capital	$8,407,126
Total distributable earnings (loss)	(103,598)

Net assets, at value	$8,303,528

Shares outstanding	350,000

Net asset value per share	$23.72

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2024

ClearBridge Sustainable Infrastructure ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$208,636
Interest:
Unaffiliated issuers	6,712

Total investment income	215,348

Expenses:
Management fees (Note 3a)	36,480

Total expenses	36,480

Net investment income	178,868

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(111,196)
In-kind redemptions	(59,949)
Foreign currency transactions	(90)

Net realized gain (loss)	(171,235)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,285
Translation of other assets and liabilities denominated in foreign currencies	(74)

Net change in unrealized appreciation (depreciation)	8,211

Net realized and unrealized gain (loss)	(163,024)

Net increase (decrease) in net assets resulting from operations	$15,844

[a]Foreign taxes withheld on dividends	$11,842

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended March 31, 2024	Period Ended March 31, 2023[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$178,868	$13,193
Net realized loss	(171,235)	(2,808)
Net change in unrealized appreciation (depreciation)	8,211	11,536

Net increase (decrease) in net assets resulting from operations	15,844	21,921

Distributions to shareholders (Note 1e)	(201,196)	—

Capital share transactions: (Note 2)	5,966,959	2,500,000

Net increase (decrease) in net assets	5,781,607	2,521,921
Net assets:
Beginning of year	2,521,921	—

End of year	$8,303,528	$2,521,921

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual fund are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2024.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes

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NOTES TO FINANCIAL STATEMENTS

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

During the year ended March 31, 2024, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

f. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended March 31, 2024		Period Ended March 31, 2023[a]

	Shares	Amount	Shares	Amount
Shares sold	300,000	$7,059,636	100,000	$2,500,000
Shares redeemed	(50,000)	(1,092,677)	—	—
Net increase (decrease)	250,000	$5,966,959	100,000	$2,500,000

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At March 31, 2024, the shares of ClearBridge Sustainable Infrastructure ETF were owned by the following entity:

Funds	Shares	Percentage of Outstanding Shares[a]
ClearBridge Sustainable Infrastructure ETF
Franklin Resources Inc.	49,000	14.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:

Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$22,738
Short term	72,669

Total capital loss carryforwards	$95,407

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2024, the deferred losses were as follows:

Year Ended March 31, 2024
Post October capital losses	$—
Late-year ordinary losses	$9,117

The tax character of distributions paid during the period ended March 31, 2024 and 2023, were as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$201,196	$—

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Year Ended March 31, 2024
Cost of investments	$8,282,579

Unrealized appreciation	$345,278
Unrealized depreciation	(344,307)

Net unrealized appreciation (depreciation)	$971

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, $2,652,748 and $2,308,370, respectively.

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, $6,428,478 and $995,569, respectively.

6. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

6. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,093,867	$—	$—	$8,093,867
Short-Term Investments	189,683	—	—	189,683

Total Investments in Securities	$8,283,550	$—	$—	$8,283,550

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common stocks.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of ClearBridge Sustainable Infrastructure ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of ClearBridge Sustainable Infrastructure ETF (one of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Fund”) as of March 31, 2024, the related statements of operations for the year ended March 31 2024, changes in net assets including the related notes, and the financial highlights for the year ended March 31 2024 and the period December 14, 2022 (commencement of operations) to March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year ended March 31 2024, the changes in its net assets and the financial highlights for the year ended March 31, 2024 and the period December 14, 2022 (commencement of operations) to March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Fund hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended March 31, 2024:

	Pursuant to:	ClearBridge Sustainable Infrastructure ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$47,574
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$172,182

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963)	Chief	Since 2021	Not Applicable	Not Applicable
280 Park Avenue	Compliance
New York, NY 10018	Officer

Principal Occupation During at Least the Past 5 Years:
Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949)	Vice President	Since 2021	Not Applicable	Not Applicable
280 Park Avenue	- AML
New York, NY 10017	Compliance

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974)	Chief	Since January	Not Applicable	Not Applicable
One Franklin Parkway	Executive	2024
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973)	Vice President	Since 2023	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983)	Vice President	Since March	Not Applicable	Not Applicable
One Franklin Parkway,		2022
San Mateo, Ca 94403-1906

Principal Occupation During at Least the Past 5 Years: Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967)	President and	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive Officer – Investment Management

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970)	Treasurer,	Since 2019	Not Applicable	Not Applicable
300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Financial Officer and Chief Accounting Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

 .

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report ClearBridge Sustainable Infrastructure ETF

	Investment Manager	Distributor	Investor Services

	Franklin Advisory	Franklin Distributors, LLC	Transfer Agent
	Services, LLC	(800) DIAL BEN®/342-5236	State Street Bank and
		franklintempleton.com	Trust Company
1 Heritage Drive
Mail Stop OHD0100
North Quincy, MA 02171
www.franklintempleton.com
© 2024 Franklin Templeton Investments. All rights reserved.			INFR A 05/24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

1	franklintempleton.com	franklintempleton.com

Western Asset Bond ETF

This inaugural annual report for Western Asset Bond ETF (the “Fund”) covers the fiscal year since the Fund’s inception on September 19, 2023, through March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consistent with prudent investment management and liquidity needs, by under normal market conditions, investing at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities and securities that have economic characteristics and provide investment exposure similar to debt and fixed income securities, including corporate debt securities, U.S. and non-U.S. government securities, asset-backed securities, mortgage-backed securities, collateralized debt obligations and mortgage dollar rolls.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The fixed income market experienced periods of elevated volatility but posted a positive return during the period from the Fund’s inception on September 19, 2023 through March 31, 2024 (the “reporting period”). The market was impacted by several factors, including initial fears of an economic recession, persistent inflation, and shifting expectations for Federal Reserve (Fed) monetary policy. The market ended 2023 on a positive note, as the Fed indicated it would likely pivot from raising rates to cutting rates in 2024. However, thus far the Fed has indicated it would take a measured approach, which has pushed back expectations in terms of the timing for rate cuts. Meanwhile, there are signs that the central bank may orchestrate a “soft landing” for the economy.

Both short-and longer-term U.S. Treasury (UST) yields fell during the reporting period. Two-year yields began the period at 5.08% and ended at 4.59%. Their low of 3.75% was on May 4, 2023, and their peak of 5.19% occurred on October 17 and 18, 2023. Ten-year yields began at 4.37% and ended the reporting period at 4.20%. Their low of 3.30% was on April 5 and 6, 2023 and their peak of 4.98% occurred on October 19, 2023. All told, the Bloomberg U.S. Aggregate posted positive returns by period-end.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s overall long duration position relative to the benchmark as yields fluctuated over the period, resulting in a modest net trim to the Fund’s overweight duration position. Additionally, we gradually increased the Fund’s exposure to structured products, including to non-agency residential mortgage-backed securities (“NARMBS”) and commercial mortgage-backed securities (“CMBS”). In terms of reductions, we pared our exposures to agency mortgage-backed securities (“MBS”) as spreads tightened from wide levels experienced in October 2023. Elsewhere, we maintained the Fund’s overweight positions in investment-grade and high-yield bonds, as well as emerging markets.

During the reporting period, the Fund used interest rate futures, options and swaps to manage its duration and yield curve exposure; in aggregate, they contributed to results. Credit default swaps on investment-grade indices were used to manage the Fund’s credit exposures; they had a small positive impact on performance.

Performance Overview

During the period since the Fund’s inception on September 19, 2023, through March 31, 2024, the Fund posted cumulative total returns of +5.22% based on market price and +5.29% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg U.S. Aggregate Index, which measures the performance of the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, posted a +4.59% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: FactSet

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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WESTERN ASSET BOND ETF

Portfolio Composition

3/31/24

% of Total Net Assets
U.S. Government & Agency Securities	49.4%
Corporate Bonds & Notes	40.5%
Asset-Backed Securities	14.4%
Foreign Government and Agency Securities	1.4%
Short-Term Investments & Other Net Assets	(5.7)%

Top 10 Holdings

3/31/24

Issue/Issuer	% of Total Net Assets
U.S. Treasury Bonds, 4.375%, 8/15/43	5.4%
Federal National Mortgage Association, 2.50%, 2/01/52	4.5%
U.S. Treasury Bonds, 3.625%, 5/15/53	2.3%
Uniform Mortgage-Backed Security, TBA, 3.00%, 4/01/54	2.3%
Federal Home Loan Mortgage Corp., 6.00%, 8/01/53	2.1%
U.S. Treasury Bills, 5.368%, 4/25/24	1.7%
U.S. Treasury Bonds, 4.75%, 11/15/53	1.6%
U.S. Treasury Bills, 5.378%, 5/30/24	1.5%
Government National Mortgage Association, 2.50%, 8/20/51	1.3%
U.S. Treasury Bills, 5.379%, 5/09/24	1.3%

Q. What were the leading contributors to performance?

A. The main contributor to the Fund’s relative performance during the reporting period was its interest rate positioning. In particular, the Fund’s long duration positioning contributed to returns as yields across the curve fell from their October 2023 peaks. The Fund’s yield curve positioning modestly contributed as the curve flattened during the reporting period. Additionally, the Fund’s overweight exposure to emerging markets (“EM”) significantly contributed as U.S. dollar-denominated EM bond spreads tightened. Spread-tightening across all major spread sectors was also beneficial for the Fund’s overweight exposures to investment-grade corporate credit, agency MBS and structured products, including NARMBS, CMBS and asset-backed securities (“ABS”).

Q. What were the leading detractors from performance?

A. The were no major detractors from performance during the reporting period.

Effective March 1, 2024, Michael C. Buchanan was added as a Portfolio Manager of the Fund.

Thank you for your participation in Western Asset Bond ETF. We look forward to serving your future investment needs.

Sincerely,

Western Asset Management Company, LLC

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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WESTERN ASSET BOND ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/21/23), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Funds portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.22%	+7.10%	+7.22%	+7.10%
Since Inception (9/19/23)	+5.29%	+5.22%	+5.29%	+5.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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WESTERN ASSET BOND ETF

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/19/23-03/31/24

See page 6 for Performance Summary footnotes.

5	Annual Report	franklintempleton.com

WESTERN ASSET BOND ETF

Distributions (9/19/23–3/31/24)

Net Investment Income
$0.569048

Total Annual Operating Expenses5

0.35%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. International Investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Active and frequent trading may increase a shareholder’s tax liability and transaction costs. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

franklintempleton.com	Annual Report	6

WESTERN ASSET BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,072.20	$1.81	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

7	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Western Asset Bond ETF

	Period Ended March 31, 2024[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.70

Net realized and unrealized gains (losses)	0.61

Total from investment operations	1.31

Less distributions from net investment income	(0.57)

Net asset value, end of period	$25.74

Total return[d]	5.29%

Ratios to average net assets[e]

Total expenses	0.35%

Net investment income	5.25%

Supplemental data

Net assets, end of period (000’s)	$41,177

Portfolio turnover rate[f]	69.47%	[g]

aFor the period September 19, 2023 (commencement of operations) to March 31, 2024.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	69.47%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	8

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Western Asset Bond ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 40.5%
	Aerospace & Defense 1.1%
	Boeing Co.,
	3.25%, 2/01/35	United States	30,000	$23,624
	2.70%, 2/01/27	United States	50,000	46,093
	5.15%, 5/01/30	United States	10,000	9,680
	2.196%, 2/04/26	United States	70,000	65,564
	5.705%, 5/01/40	United States	20,000	19,157
	General Dynamics Corp.,
	4.25%, 4/01/50	United States	10,000	8,723
	4.25%, 4/01/40	United States	10,000	9,078
	L3Harris Technologies, Inc.,
	4.854%, 4/27/35	United States	10,000	9,594
	5.054%, 4/27/45	United States	10,000	9,454
	Lockheed Martin Corp.,
	4.50%, 5/15/36	United States	10,000	9,529
	4.15%, 6/15/53	United States	60,000	50,691
	3.90%, 6/15/32	United States	10,000	9,391
	5.20%, 2/15/64	United States	10,000	9,896
	Northrop Grumman Corp.,
	5.25%, 5/01/50	United States	30,000	29,461
	3.25%, 1/15/28	United States	50,000	47,261
	RTX Corp.,
	4.50%, 6/01/42	United States	40,000	35,802
	2.25%, 7/01/30	United States	20,000	17,104
	3.95%, 8/16/25	United States	30,000	29,518
	4.125%, 11/16/28	United States	10,000	9,678
	6.00%, 3/15/31	United States	20,000	21,037

				470,335

	Agriculture 0.6%
	Altria Group, Inc.,
	3.875%, 9/16/46	United States	30,000	22,563
	5.80%, 2/14/39	United States	50,000	50,699
	6.875%, 11/01/33	United States	60,000	65,309
	BAT Capital Corp.,
	3.557%, 8/15/27	United Kingdom	10,000	9,473
	4.54%, 8/15/47	United Kingdom	80,000	61,822
	Philip Morris International, Inc.,
	2.10%, 5/01/30	United States	20,000	17,005
	4.875%, 2/13/29	United States	10,000	9,943
	5.25%, 2/13/34	United States	10,000	9,916

				246,730

	Airlines 0.7%
a	American Airlines, Inc., 8.50%, 5/15/29	United States	20,000	21,142
	Delta Air Lines, Inc., 7.375%, 1/15/26	United States	90,000	92,877
	2.90%, 10/28/24	United States	20,000	19,677
	Delta Air Lines, Inc./SkyMiles IP Ltd., a 4.75%, 10/20/28	United States	20,000	19,568
a	first lien, 4.50%, 10/20/25	United States	15,558	15,402
a	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	19,500	19,623
a	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000	30,450
a	United Airlines, Inc., 4.625%, 4/15/29	United States	70,000	65,178

				283,917

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Apparel 0.1%
	NIKE, Inc.,
	2.85%, 3/27/30	United States	20,000	$18,082
	3.25%, 3/27/40	United States	20,000	16,120
	2.75%, 3/27/27	United States	20,000	18,943

				53,145

	Auto Manufacturers 1.1%
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	213,361
	General Motors Co., 6.125%, 10/01/25	United States	20,000	20,167
	6.25%, 10/02/43	United States	20,000	20,543
	5.60%, 10/15/32	United States	10,000	10,123
a	Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	192,950

				457,144

	Banks 11.4%
	Bank of America Corp.,
	4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	65,651
	3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	200,869
	5.00%, 1/21/44	United States	50,000	48,427
	1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	133,120
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	180,550
	3.841% to 4/25/24, FRN thereafter, 4/25/25	United States	10,000	9,986
	Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	48,164
	Bank of Nova Scotia,
	4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	20,000	18,146
	1.30%, 6/11/25	Canada	30,000	28,618
a	BNP Paribas SA, 2.219% to 6/09/25, FRN thereafter, 6/09/26 Citigroup, Inc.,	France	200,000	192,374
	4.30%, 11/20/26	United States	70,000	68,297
	4.40%, 6/10/25	United States	60,000	59,192
	3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	84,828
	4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	219,443
	4.45%, 9/29/27	United States	70,000	68,115
	4.75%, 5/18/46	United States	10,000	8,927
	Credit Suisse AG,
	2.95%, 4/09/25	Switzerland	250,000	243,544
	7.95%, 1/09/25	Switzerland	500,000	508,688
	Goldman Sachs Group, Inc.,
	2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	33,636
	5.15%, 5/22/45	United States	50,000	48,379
	1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	55,808
	6.75%, 10/01/37	United States	20,000	21,861
	4.75%, 10/21/45	United States	50,000	46,136
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	110,000	105,277
	2.60%, 2/07/30	United States	20,000	17,527
	4.25%, 10/21/25	United States	30,000	29,450
	HSBC Holdings PLC,
	2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	383,845
	4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	185,702
	JPMorgan Chase & Co.,
	3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	15,251
	3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	6,955
	3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	94,642
	2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	67,467
	2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	110,000	91,565

franklintempleton.com	Annual Report	10

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Banks (continued)
	Morgan Stanley,
	2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	$48,252
	3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	57,134
	2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	70,000	57,922
	PNC Financial Services Group, Inc.,
	5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	30,000	30,374
	5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	20,000	20,073
	Royal Bank of Canada, 1.15%, 6/10/25	Canada	30,000	28,625
	3.875%, 5/04/32	Canada	20,000	18,497
	5.15%, 2/01/34	Canada	20,000	20,028
	Toronto-Dominion Bank, 1.15%, 6/12/25	Canada	30,000	28,584
	4.456%, 6/08/32	Canada	20,000	19,162
	Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,275
	U.S. Bancorp, 5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	20,355
	5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	20,393
a	UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	385,628
	Wells Fargo & Co., 5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	170,000	159,722
	4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	47,897
	2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	67,429
	2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	64,144
	3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	104,679
	4.75%, 12/07/46	United States	50,000	43,955
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	26,039

				4,679,607

	Beverages 0.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	80,000	76,075
	3.65%, 2/01/26	Belgium	18,000	17,599
	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/01/30	United States	10,000	9,319
	4.75%, 1/23/29	Belgium	40,000	40,008
	Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	19,592
	PepsiCo, Inc., 1.625%, 5/01/30	United States	20,000	16,803

				179,396

	Biotechnology 0.1%
	Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,863
	Gilead Sciences, Inc., 4.75%, 3/01/46	United States	10,000	9,192
	3.50%, 2/01/25	United States	10,000	9,840

				27,895

	Chemicals 0.4%
b	OCP SA, 3.75%, 6/23/31	Morocco	200,000	170,985

	Coal 0.0%†
	Teck Resources Ltd., 3.90%, 7/15/30	Canada	10,000	9,221

11	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Commercial Services & Supplies 0.2%
	PayPal Holdings, Inc., 2.30%, 6/01/30	United States	10,000	$8,631
	United Rentals North America, Inc., 3.875%, 2/15/31	United States	70,000	62,789
	3.875%, 11/15/27	United States	10,000	9,467
	a 6.125%, 3/15/34	United States	10,000	10,025

				90,912

	Diversified Telecommunication Services 0.0%†
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	20,000	15,641

	Electric 0.7%
b	Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	163,520
	Consolidated Edison Co. of New York, Inc.,
	Series 20B, 3.95%, 4/01/50	United States	10,000	8,133
	Series 20A, 3.35%, 4/01/30	United States	10,000	9,219
	Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,517
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,170
	FirstEnergy Corp.,
	Series B, 4.15%, 7/15/27	United States	30,000	28,791
	Series C, 5.10%, 7/15/47	United States	20,000	17,574
	Pacific Gas & Electric Co., 3.50%, 8/01/50	United States	10,000	6,841
	2.50%, 2/01/31	United States	20,000	16,646
	2.10%, 8/01/27	United States	10,000	9,008
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,222

				289,641

	Electronic Equipment, Instruments & Components 0.1%
	Honeywell International, Inc., 5.00%, 3/01/35	United States	30,000	30,126

	Energy Equipment & Services 0.0%†
a	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,643

	Entertainment 0.3%
	Warnermedia Holdings, Inc., 6.412%, 3/15/26	United States	20,000	20,000
	3.755%, 3/15/27	United States	50,000	47,730
	5.05%, 3/15/42	United States	10,000	8,600
	4.279%, 3/15/32	United States	30,000	26,812

				103,142

	Environmental Control 0.2%
a	GFL Environmental, Inc., 4.25%, 6/01/25	Canada	40,000	39,375
	Waste Connections, Inc., 5.00%, 3/01/34	United States	20,000	19,819

				59,194

	Financial Services 0.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	135,802
	Air Lease Corp., 3.375%, 7/01/25	United States	20,000	19,498
	5.30%, 2/01/28	United States	20,000	20,020
	American Express Co., 4.05%, 5/03/29	United States	30,000	29,112
	CharlesSchwabCorp.,
	5.875%, 8/24/26	United States	50,000	50,846
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	20,877

franklintempleton.com	Annual Report	12

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services (continued)
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	$9,699
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	8,284
	Visa, Inc.,
	4.30%, 12/14/45	United States	30,000	27,076
	2.05%, 4/15/30	United States	20,000	17,275

				338,489

	Food 0.3%
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	40,000	37,940
	Mars, Inc.,
a	2.70%, 4/01/25	United States	20,000	19,513
a	3.20%, 4/01/30	United States	10,000	9,104
	Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	38,365

				104,922

	Gas 0.4%
b	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	176,765
	Health Care Providers & Services 1.0%
	Centene Corp., 4.25%, 12/15/27	United States	20,000	19,085
	4.625%, 12/15/29	United States	20,000	19,002
	3.00%, 10/15/30	United States	10,000	8,583
	2.625%, 8/01/31	United States	10,000	8,216
	3.375%, 2/15/30	United States	10,000	8,856
	CVS Health Corp., 4.30%, 3/25/28	United States	30,000	29,286
	Elevance Health, Inc., 4.375%, 12/01/47	United States	10,000	8,628
	4.10%, 5/15/32	United States	10,000	9,367
	3.65%, 12/01/27	United States	10,000	9,569
	HCA, Inc., 7.69%, 6/15/25	United States	20,000	20,247
	5.875%, 2/01/29	United States	10,000	10,253
	3.50%, 9/01/30	United States	30,000	27,140
	5.50%, 6/15/47	United States	20,000	19,075
	Humana, Inc., 3.95%, 3/15/27	United States	10,000	9,695
	4.50%, 4/01/25	United States	10,000	9,931
	4.95%, 10/01/44	United States	20,000	18,195
a	LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	62,837
	UnitedHealth Group, Inc., 3.875%, 8/15/59	United States	40,000	31,013
	4.20%, 5/15/32	United States	40,000	38,032
	4.00%, 5/15/29	United States	20,000	19,350
	5.00%, 4/15/34	United States	20,000	20,049

				406,409

	Healthcare-Products 0.3%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,925
a	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/01/29	United States	10,000	10,055
	Solventum Corp., a 5.40%, 3/01/29	United States	30,000	30,069
a	5.45%, 3/13/31	United States	30,000	29,933
a	5.90%, 4/30/54	United States	40,000	39,934

				119,916

	Home Builders 0.0%†
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	9,885

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Insurance 0.2%
	Aon North America, Inc., 5.45%, 3/01/34	United States	50,000	$50,606
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	30,000	26,840
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,255
a	Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	9,521

				97,222

	Internet 1.0%
	Alphabet, Inc.,
	1.90%, 8/15/40	United States	30,000	20,174
	1.10%, 8/15/30	United States	10,000	8,192
	Amazon.com, Inc., 3.15%, 8/22/27	United States	60,000	57,233
	3.10%, 5/12/51	United States	30,000	21,562
	4.95%, 12/05/44	United States	70,000	70,304
	3.60%, 4/13/32	United States	70,000	65,220
b	Prosus NV, 3.061%, 7/13/31	China	200,000	162,757

				405,442

	Iron/Steel 0.3%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,874
	Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	101,036

				111,910

	Leisure Time 0.7%
a	Carnival Corp., 10.50%, 6/01/30	United States	60,000	65,670
	NCL Corp. Ltd., [a]7.75%, 2/15/29	United States	70,000	72,744
	[a]8.125%, 1/15/29	United States	20,000	21,177
a	Royal Caribbean Cruises Ltd., 7.25%, 1/15/30	United States	60,000	62,293
a	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	67,395

				289,279

	Lodging 0.5%
	Hilton Domestic Operating Co., Inc., [a]3.625%, 2/15/32	United States	50,000	43,072
	[a]6.125%, 4/01/32	United States	10,000	10,049
	Las Vegas Sands Corp., 3.20%, 8/08/24	United States	90,000	89,068
	2.90%, 6/25/25	United States	70,000	67,392

				209,581

	Machinery-Diversified 0.1%
	Deere & Co.,
	3.75%, 4/15/50	United States	20,000	16,575
	3.10%, 4/15/30	United States	10,000	9,140
	Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,672

				35,387

	Media 1.8%
a	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	148,518
	Charter Communications Operating LLC/Charter Communications
	Operating Capital, 4.908%, 7/23/25	United States	10,000	9,881
	5.375%, 5/01/47	United States	30,000	24,258
	5.125%, 7/01/49	United States	30,000	23,315
	5.05%, 3/30/29	United States	70,000	67,532
	5.50%, 4/01/63	United States	30,000	23,555

franklintempleton.com	Annual Report	14

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Media (continued)
	Comcast Corp., 3.999%, 11/01/49	United States	10,000	$8,115
	4.15%, 10/15/28	United States	90,000	87,874
	4.25%, 10/15/30	United States	50,000	48,320
	5.65%, 6/15/35	United States	10,000	10,461
	3.90%, 3/01/38	United States	50,000	43,634
	3.45%, 2/01/50	United States	30,000	22,005
a	DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	82,650
	Fox Corp., 5.476%, 1/25/39	United States	20,000	19,047
	6.50%, 10/13/33	United States	20,000	21,192
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	85,136
	Walt Disney Co., 6.20%, 12/15/34	United States	20,000	22,163

				747,656

	Mining 1.3%
a	Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	196,492
	Barrick North America Finance LLC, 5.75%, 5/01/43	Canada	20,000	20,708
	5.70%, 5/30/41	Canada	20,000	20,515
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	19,272
b	Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	195,637
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	47,912
a	Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	19,108
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	19,136

				538,780

	Miscellaneous Manufacturing 0.2%
	3M Co., 3.70%, 4/15/50	United States	30,000	22,194
	3.375%, 3/01/29	United States	10,000	9,302
	2.00%, 2/14/25	United States	10,000	9,699
	3.05%, 4/15/30	United States	10,000	8,988
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,781

				58,964

	Oil & Gas 4.6%
	Apache Corp., 5.10%, 9/01/40	United States	30,000	25,721
	4.25%, 1/15/44	United States	60,000	43,011
	7.75%, 12/15/29	United States	10,000	10,852
	BP Capital Markets America, Inc., 2.772%, 11/10/50	United States	30,000	19,459
	3.41%, 2/11/26	United States	30,000	29,179
	3.588%, 4/14/27	United States	10,000	9,651
	1.749%, 8/10/30	United States	30,000	25,050
	Chevron Corp., 1.995%, 5/11/27	United States	10,000	9,248
a	Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	40,115
	Continental Resources, Inc., 4.375%, 1/15/28	United States	30,000	29,002
a	5.75%, 1/15/31	United States	20,000	19,935
	4.90%, 6/01/44	United States	20,000	16,640
a	2.268%, 11/15/26	United States	10,000	9,208
	Coterra Energy, Inc., 3.90%, 5/15/27	United States	50,000	48,144
	4.375%, 3/15/29	United States	50,000	48,181

15	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
	Devon Energy Corp., 5.60%, 7/15/41	United States	80,000	$77,188
	5.85%, 12/15/25	United States	20,000	20,117
	4.50%, 1/15/30	United States	20,000	19,291
	Diamondback Energy, Inc., 3.50%, 12/01/29	United States	30,000	27,763
	4.40%, 3/24/51	United States	20,000	16,583
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	137,586
	EOG Resources, Inc., 4.95%, 4/15/50	United States	30,000	28,560
	3.90%, 4/01/35	United States	20,000	18,227
	4.375%, 4/15/30	United States	10,000	9,790
	EQT Corp., 6.125%, 2/01/25	United States	10,000	10,025
	5.00%, 1/15/29	United States	30,000	29,411
	3.90%, 10/01/27	United States	50,000	47,558
	Exxon Mobil Corp., 3.482%, 3/19/30	United States	20,000	18,859
	4.114%, 3/01/46	United States	60,000	51,964
b	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	166,815
	Occidental Petroleum Corp., 7.50%, 5/01/31	United States	20,000	22,272
	3.20%, 8/15/26	United States	40,000	37,928
	6.625%, 9/01/30	United States	60,000	63,634
	6.60%, 3/15/46	United States	50,000	53,919
	6.45%, 9/15/36	United States	40,000	42,721
	4.40%, 4/15/46	United States	20,000	16,320
	4.625%, 6/15/45	United States	30,000	24,447
	4.50%, 7/15/44	United States	20,000	15,779
	4.20%, 3/15/48	United States	40,000	31,053
	5.55%, 3/15/26	United States	20,000	20,086
	3.40%, 4/15/26	United States	20,000	19,304
	4.10%, 2/15/47	United States	10,000	7,489
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	122,020
	Pioneer Natural Resources Co., 2.15%, 1/15/31	United States	30,000	25,258
	1.125%, 1/15/26	United States	10,000	9,310
a	Range Resources Corp., 4.75%, 2/15/30	United States	40,000	37,333
	Shell International Finance BV, 4.00%, 5/10/46	Netherlands	30,000	25,255
	2.75%, 4/06/30	Netherlands	20,000	17,994
	3.25%, 4/06/50	Netherlands	20,000	14,533
	6.375%, 12/15/38	Netherlands	10,000	11,330
	4.375%, 5/11/45	Netherlands	10,000	8,984
	Southwestern Energy Co., 5.375%, 3/15/30	United States	50,000	48,189
b	Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	Kazakhstan	200,000	162,297

				1,900,588

	Oil & Gas Services 0.1%
	Halliburton Co., 4.85%, 11/15/35	United States	10,000	9,752
	5.00%, 11/15/45	United States	10,000	9,418

				19,170

franklintempleton.com	Annual Report	16

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

	Country	Principal Amount*	Value

Corporate Bonds & Notes (continued)
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	$19,398
Chevron Corp., 3.078%, 5/11/50	United States	10,000	7,189

			26,587

Paper & Forest Products 0.4%
Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	200,000	176,929

Personal Care Products 0.1%
Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	29,997
Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,211

			39,208

Pharmaceuticals 2.4%
AbbVie, Inc.,
4.25%, 11/21/49	United States	30,000	26,005
3.20%, 11/21/29	United States	70,000	64,521
2.60%, 11/21/24	United States	100,000	98,218
4.80%, 3/15/29	United States	20,000	20,040
4.95%, 3/15/31	United States	10,000	10,076
5.05%, 3/15/34	United States	20,000	20,257
Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	9,092
Bristol-Myers Squibb Co.,
4.55%, 2/20/48	United States	10,000	8,955
5.10%, 2/22/31	United States	10,000	10,102
5.20%, 2/22/34	United States	50,000	50,793
5.65%, 2/22/64	United States	10,000	10,297
Cigna Group,
4.80%, 8/15/38	United States	50,000	46,999
4.375%, 10/15/28	United States	30,000	29,277
2.375%, 3/15/31	United States	20,000	16,853
CVS Health Corp.,
5.05%, 3/25/48	United States	90,000	81,790
3.875%, 7/20/25	United States	10,000	9,815
2.125%, 9/15/31	United States	70,000	57,177
Eli Lilly & Co.,
4.70%, 2/09/34	United States	30,000	29,847
5.10%, 2/09/64	United States	30,000	29,882
Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	44,497
Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	16,480
Pfizer, Inc.,
1.70%, 5/28/30	United States	50,000	42,052
7.20%, 3/15/39	United States	20,000	24,171
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	219,610

			976,806

Pipelines 3.2%
Cameron LNG LLC,	United States	10,000	8,590
[a] 2.902%, 7/15/31
[a] 3.302%, 1/15/35	United States	30,000	24,983
Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	34,105
Columbia Pipelines Operating Co. LLC,
[a] 6.036%, 11/15/33	United States	30,000	31,098
[a] 6.544%, 11/15/53	United States	10,000	10,849
Energy Transfer LP,
6.25%, 4/15/49	United States	90,000	92,460
3.75%, 5/15/30	United States	20,000	18,444
2.90%, 5/15/25	United States	20,000	19,418
5.25%, 4/15/29	United States	20,000	20,050
5.55%, 5/15/34	United States	20,000	20,073

17	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Pipelines (continued)
	Enterprise Products Operating LLC,
	2.80%, 1/31/30	United States	40,000	$35,871
	3.70%, 1/31/51	United States	80,000	61,884
	Series H, 6.65%, 10/15/34	United States	10,000	11,162
	4.15%, 10/16/28	United States	30,000	29,196
	5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,345
	4.85%, 1/31/34	United States	30,000	29,563
	Kinder Morgan, Inc.,
	5.55%, 6/01/45	United States	10,000	9,551
	4.30%, 6/01/25	United States	10,000	9,860
	4.30%, 3/01/28	United States	10,000	9,763
	MPLX LP,
	4.875%, 6/01/25	United States	10,000	9,919
	4.875%, 12/01/24	United States	20,000	19,895
	5.20%, 3/01/47	United States	50,000	45,857
	4.50%, 4/15/38	United States	20,000	17,770
	4.80%, 2/15/29	United States	20,000	19,779
b	Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	186,545
	ONEOK, Inc.,
	6.05%, 9/01/33	United States	20,000	20,869
	6.625%, 9/01/53	United States	40,000	44,114
	5.55%, 11/01/26	United States	10,000	10,093
	5.80%, 11/01/30	United States	20,000	20,620
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	23,019
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,770
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	5.00%, 1/15/28	United States	30,000	29,593
	6.875%, 1/15/29	United States	30,000	30,887
	4.875%, 2/01/31	United States	30,000	28,697
a	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	17,525
	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	60,000	62,271
a	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	42,518
	Western Midstream Operating LP,
	3.10%, 2/01/25	United States	10,000	9,791
	4.05%, 2/01/30	United States	80,000	74,681
	5.25%, 2/01/50	United States	20,000	17,869
	Williams Cos., Inc.,
	5.75%, 6/24/44	United States	20,000	19,986
	3.50%, 11/15/30	United States	50,000	45,476
	5.15%, 3/15/34	United States	30,000	29,743

				1,322,552

	Retail 0.5%
	Costco Wholesale Corp.,
	1.60%, 4/20/30	United States	20,000	16,839
	1.375%, 6/20/27	United States	40,000	36,228
	Home Depot, Inc.,
	3.90%, 6/15/47	United States	50,000	41,032
	2.70%, 4/15/30	United States	20,000	17,824
	2.50%, 4/15/27	United States	20,000	18,749
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,783
	McDonald’s Corp.,
	4.20%, 4/01/50	United States	30,000	25,083
	3.60%, 7/01/30	United States	20,000	18,685
	3.50%, 3/01/27	United States	10,000	9,673

franklintempleton.com	Annual Report	18

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Retail (continued)
	Walmart, Inc.,
	1.80%, 9/22/31	United States	10,000	$8,320
	1.50%, 9/22/28	United States	20,000	17,677

				219,893

	Semiconductors 0.5%
a	Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	85,614
	Intel Corp.,
	4.75%, 3/25/50	United States	30,000	27,200
	5.125%, 2/10/30	United States	20,000	20,314
	1.60%, 8/12/28	United States	20,000	17,559
	Micron Technology, Inc.,
	5.875%, 2/09/33	United States	10,000	10,352
	5.30%, 1/15/31	United States	20,000	20,123
	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,414
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	16,904

				217,480

	Software 0.2%
	Microsoft Corp., 2.921%, 3/17/52	United States	10,000	7,076
	Oracle Corp.,
	2.875%, 3/25/31	United States	50,000	43,498
	1.65%, 3/25/26	United States	50,000	46,695

				97,269

	Telecommunications 1.5%
	AT&T, Inc.,
	4.30%, 2/15/30	United States	20,000	19,253
	1.70%, 3/25/26	United States	10,000	9,353
	3.50%, 9/15/53	United States	30,000	21,183
	2.55%, 12/01/33	United States	40,000	32,052
	3.55%, 9/15/55	United States	20,000	13,996
	5.55%, 8/15/41	United States	30,000	30,302
	Rogers Communications, Inc., 5.30%, 2/15/34	Canada	20,000	19,870
	Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	138,269
	T-Mobile USA, Inc.,
	3.50%, 4/15/25	United States	20,000	19,612
	3.00%, 2/15/41	United States	10,000	7,370
	3.375%, 4/15/29	United States	50,000	46,282
	5.15%, 4/15/34	United States	20,000	19,941
	Verizon Communications, Inc.,
	4.329%, 9/21/28	United States	100,000	97,874
	4.862%, 8/21/46	United States	40,000	37,585
	2.355%, 3/15/32	United States	120,000	98,659

				611,601

	Transportation 0.2%
	Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,558
	Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	13,817
	Union Pacific Corp.,
	3.75%, 2/05/70	United States	20,000	14,728
	3.839%, 3/20/60	United States	40,000	30,762
	2.891%, 4/06/36	United States	20,000	16,328

				82,193

	Wireless Telecommunication Services 0.4%
	T-Mobile USA, Inc., 3.875%, 4/15/30	United States	170,000	159,303

	Total Corporate Bonds & Notes (Cost $16,174,613)			16,676,860

19	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

	Country	Principal Amount*	Value

U.S. Government & Agency Securities 49.4%
Federal Home Loan Mortgage Corp.,
2.00%, 8/01/41	United States	408,526	$344,649
2.00%, 12/01/41	United States	84,129	70,696
2.00%, 5/01/42	United States	193,592	162,466
2.50%, 11/01/51	United States	83,447	70,517
3.00%, 9/01/40	United States	247,319	222,815
5.00%, 4/01/53	United States	94,474	93,153
6.00%, 8/01/53	United States	863,728	876,648
Federal National Mortgage Association,
1.50%, 11/01/41	United States	84,330	68,699
1.50%, 3/01/42	United States	98,509	80,249
2.00%, 6/01/42	United States	97,799	82,094
2.00%, 8/01/42	United States	190,427	159,545
2.00%, 1/01/51	United States	224,752	179,022
2.00%, 7/01/51	United States	97,193	77,567
2.00%, 3/01/52	United States	390,453	314,970
2.50%, 11/01/41	United States	238,815	207,203
2.50%, 12/01/51	United States	83,458	70,599
2.50%, 2/01/52	United States	2,195,012	1,841,886
3.00%, 9/01/51	United States	76,089	66,018
3.00%, 12/01/51	United States	94,931	82,290
3.00%, 9/01/61	United States	267,135	223,533
3.50%, 3/01/52	United States	260,548	233,443
4.50%, 11/01/52	United States	183,644	175,016
5.00%, 10/01/52	United States	89,286	87,240
5.00%, 7/01/53	United States	93,424	93,030
5.50%, 11/01/52	United States	184,725	184,336
5.50%, 4/01/53	United States	366,961	366,162
5.50%, 7/01/53	United States	95,456	95,548
6.50%, 10/01/53	United States	98,092	100,456
Government National Mortgage Association,
2.00%, 8/20/50	United States	60,111	49,366
2.00%, 10/20/50	United States	194,039	159,213
2.00%, 11/20/50	United States	66,045	54,147
2.00%, 1/20/51	United States	137,403	112,730
2.00%, 2/20/51	United States	209,512	171,808
2.00%, 7/20/51	United States	77,976	63,927
2.50%, 8/20/51	United States	626,471	534,265
2.50%, 9/20/51	United States	79,742	67,997
5.00%, 8/20/52	United States	180,292	177,480
5.00%, 12/20/52	United States	93,056	91,522
5.00%, 8/20/53	United States	96,221	95,035
5.50%, 3/20/53	United States	94,800	95,403
5.50%, 4/20/53	United States	94,278	94,253
5.50%, 5/20/53	United States	95,885	95,859
5.50%, 5/20/53	United States	97,597	98,256
5.50%, 8/20/53	United States	98,300	99,282
6.00%, 7/20/53	United States	96,738	97,812
6.00%, 9/20/53	United States	98,761	99,654
6.50%, 1/20/54	United States	99,888	102,107
Government National Mortgage Association, TBA,
2.50%, 4/20/54	United States	100,000	85,185
3.00%, 4/20/54	United States	400,000	352,804
3.50%, 4/20/54	United States	300,000	273,010
4.00%, 4/20/54	United States	300,000	280,755
4.50%, 4/20/54	United States	300,000	288,297
5.00%, 4/20/54	United States	300,000	294,874

franklintempleton.com	Annual Report	20

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	U.S. Government & Agency Securities (continued)
	U.S. Treasury Bills,
	5.349%, 5/28/24	United States	220,000	$218,173
	5.368%, 4/25/24	United States	690,000	687,584
	5.378%, 5/30/24	United States	630,000	624,572
	5.379%, 5/09/24	United States	520,000	517,111
	U.S. Treasury Bonds, 3.625%, 5/15/53	United States	1,090,000	957,986
	4.125%, 8/15/53	United States	190,000	182,667
	4.25%, 2/15/54	United States	100,000	98,367
	4.375%, 8/15/43	United States	2,250,000	2,223,984
	4.75%, 11/15/43	United States	280,000	290,544
	4.75%, 11/15/53	United States	630,000	672,673
	U.S. Treasury Notes, 4.00%, 2/15/34	United States	10,000	9,836
	4.125%, 3/31/29	United States	360,000	358,467
	4.25%, 2/28/29	United States	10,000	10,016
	4.375%, 11/30/30	United States	130,000	131,099
	4.625%, 9/15/26	United States	70,000	70,164
	4.625%, 9/30/28	United States	100,000	101,469
	4.875%, 10/31/28	United States	10,000	10,255
	5.00%, 9/30/25	United States	60,000	60,150
	Uniform Mortgage-Backed Security, TBA,
	3.00%, 4/01/54	United States	1,100,000	946,490
	3.50%, 4/01/54	United States	400,000	358,013
	4.00%, 4/01/54	United States	400,000	370,463
	4.50%, 4/01/54	United States	300,000	285,714
	5.00%, 4/01/54	United States	500,000	487,910
	6.50%, 4/01/54	United States	100,000	102,177

	Total U.S. Government & Agency Securities (Cost $20,120,439)			20,340,775

	Foreign Government and Agency Securities 1.4%
b	Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	194,818
b	Ivory Coast Government International Bonds, 6.125%, 6/15/33	Ivory Coast	200,000	180,853
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	189,806

	Total Foreign Government and Agency Securities (Cost $540,266)			565,477

	Asset-Backed Securities 14.4%
a,c	2023-MIC Trust, Series 2023-MIC, Class A, 8.437%, 12/05/38	United States	100,000	103,888
c	Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 5.226%, 1/25/35	United States	99,131	97,502
a,c	AMMC CLO 23 Ltd., Series 2020-23A, Class A1R, 3 mo. USD Term SOFR + 1.30%, 6.618%, 10/17/31	Cayman Islands	125,000	125,103
	Angel Oak Mortgage Trust,
	[a,c] Series 2022-3, Class A3, 4.134%, 1/25/67	United States	101,237	92,253
	[a] Series 2023-1, Class A1, 4.75%, 9/26/67	United States	146,823	142,745
a,c	ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 6.656%, 4/15/34	Cayman Islands	100,000	99,993
a	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	154,531
a,c	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 3 mo. USD Term SOFR + 1.83%, 7.144%, 4/16/36	Jersey	200,000	202,044
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	95,132
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	157,171
a,c	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.223%, 4/15/37	United States	100,000	100,619

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Asset-Backed Securities (continued)
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 6.14%, 9/15/36	United States	110,000	$109,255
	[a,c] Series 2023-VLT2, Class A, 1 mo. USD Term SOFR + 2.28%, 7.606%, 6/15/40	United States	100,000	100,604
	[a,c] Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.76%, 7.087%, 12/09/40	United States	100,000	100,787
	[a,c] Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 6.692%, 3/15/41	United States	100,000	100,199
	BX Trust,
	[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	115,879
	[a,c] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 6.075%, 10/15/26	United States	103,231	102,269
	CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,500	153,937
a	College Avenue Student Loans LLC, Series 2021-C, Class C, 3.06%, 7/26/55	United States	184,111	161,086
a	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/48	United States	180,025	173,702
a,c	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 6.681%, 5/20/34	Cayman Islands	350,000	350,350
a	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29 .	United States	100,000	101,959
a,c	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD Term SOFR + 1.81%, 7.14%, 7/15/38	United States	127,996	126,964
	Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO,
	CMO, IO, 2.50%, 1/25/51	United States	643,451	95,206
	Federal Home Loan Mortgage Corp. STACR REMICS Trust,
	[a,c] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.07%, 2/25/42	United States	100,000	105,187
	[a,c] Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.40%, 7.72%, 2/25/42	United States	170,000	173,020
	[a,c] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 8.67%, 5/25/42	United States	100,000	104,636
	[a,c] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 7.17%, 1/25/42	United States	100,000	100,516
a,c	FS Commercial Mortgage Trust, Series 2023-4AZN, Class B, 7.544%, 11/10/39	United States	100,000	104,111
a,c	GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States	98,916	97,397
a,c	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.709%, 10/20/34	Cayman Islands	300,000	300,482
c	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	103,658
a,c	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.09%, 7.417%, 3/15/36	United States	105,545	106,054
c	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States	100,000	107,153
a,c	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 6.183%, 4/20/62	United States	126,531	125,065
c	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 6.374%, 8/25/34	United States	123,955	127,940
a,c	NJ Trust, Series 2023-GSP, Class A, 6.481%, 1/06/29	United States	100,000	104,630
a,c	NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.64%, 6.941%, 3/15/41	United States	100,000	100,298
a,c	Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 6.659%, 7/20/34	Cayman Islands	100,000	100,179
a	Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	158,675	138,938

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

		Country	Principal Amount*	Value

	Asset-Backed Securities (continued)
a	SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	108,954	$108,345
a,c	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.64%, 6.984%, 1/14/34	Bermuda	160,000	160,740
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	111,689
	Verus Securitization Trust,	United States	91,664	91,039
	[a] Series 2023-4, Class A1, 5.811%, 5/25/68
	[a,c] Series 2022-7, Class A3, 5.35%, 7/25/67	United States	102,779	101,991
a,c	Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 6.576%, 7/15/31	Cayman Islands	206,997	207,063

	Total Asset-Backed Securities (Cost $5,845,602)			5,943,309

	Total Purchased Option Contracts (Cost $3,979)			1,441

	Total Investments before Short-Term Investments (Cost $42,684,899)			43,527,862

	Short-Term Investments 5.2%
	Commercial Paper 0.6%
	Natixis SA, 6.014%, 6/17/24	France	250,000	247,006

	U.S. Government & Agency Securities 0.3%
d	Federal Home Loan Bank Discount Notes, 04/16/24	United States	110,000	109,700

	Money Market Funds 4.3%
e	Invesco Government & Agency Portfolio, 4.65%	United States	1,767,313	1,767,313

	Total Short-Term Investments (Cost $2,124,035)			2,124,019

	Total Investments (Cost $44,808,934) 110.9%			45,651,881
	Other Assets, less Liabilities (10.9)%			(4,474,934)

	Net Assets 100.0%			$41,176,947

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $7,223,181, representing 17.5% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of was $1,760,992, representing 4.3% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe security was issued on a discount basis with no stated coupon rate.

eThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENT

Western Asset Bond ETF (continued)

At March 31, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	(3.15)%	Annually	5/15/48	$1,442,000	$126,847	$163,461	$(36,614)
Chicago Mercantile Exchange	(3.87)%	Annually	2/28/31	$1,967,000	$(3,479)	$(6,285)	$2,806

							$(33,808)

At March 31, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding. See Note 1(c).

Centrally Cleared Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Credit rate contracts
Intercontinental Exchange, Inc.	1.00%	Quarterly	6/20/29	$954,000	$21,528	$21,058	$470

							$470

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	13	$3,101,475	3/18/25	$(6,314)
3-Month CME Term SOFR	Long	27	6,496,538	3/17/26	12,868
U.S. Treasury 10 Yr. Note	Long	22	2,437,531	6/18/24	7,159
U.S. Treasury 2 Yr. Note	Long	8	1,635,875	6/28/24	(3,289)
U.S. Treasury 5 Yr. Note	Long	48	5,136,750	6/28/24	6,872
U.S. Treasury Bond Long	Long	14	1,686,125	6/18/24	28,461
U.S. Treasury Bond Ultra	Long	9	1,161,000	6/18/24	17,632
3-Month CME Term SOFR	Short	3	710,044	6/18/24	(743)
U.S. Treasury Ultra 10 Yr. (CBT)	Short	11	1,260,703	6/18/24	(9,150)

Total Futures Contracts					$53,496

*As of year end.

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FRANKLIN TEMPLETON ETF TRUST

Western Asset Bond ETF (continued)

At March 31, 2024, the Fund had the following option contracts outstanding. See Note 1(c).

Purchased Options

Description	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Value
Put Options Purchased
3-Month CME Term SOFR 94.75 Put	4/12/2024	94.75	9	$2,129,794	$1,306	$113
U.S. Treasury 5 Yr. Note 106.50 Put	4/26/2024	106.50	5	535,078	2,673	1,328
Total					$3,979	$1,441

Written Options

Description	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums (Received)	Value
Put Option Written
U.S. Treasury 5 Yr. Note 105.75 Put	4/26/2024	105.75	5	$535,078	$1,374	$469
Call Option Written
U.S. Treasury 5 Yr. Note 108.00 Call	4/26/2024	108.00	5	$535,078	$1,070	$782
Total					$2,444	$1,251

See Note 6 regarding other derivative information.

See Abbreviations on page 36.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2024

Western Asset Bond ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$44,808,934
Value – Unaffiliated issuers	$45,651,881
Cash	36,279
Receivables:
Dividends and interest	323,811
Investment securities sold	271,871
Variation margin on futures contracts	9,218
Deposits with brokers for:
Futures contracts	240,897
Swap contracts	166,000

Total assets	46,699,957

Liabilities:
Payables:
Investment securities purchased	5,504,856
Management fees	12,172
Variation margin on centrally cleared swap contracts	4,731
Options written, at value (premiums received $2,444)	1,251

Total liabilities	5,523,010

Net assets, at value	$41,176,947

Net assets consist of:
Paid-in capital	$39,885,774
Total distributable earnings (loss)	1,291,173

Net assets, at value	$41,176,947

Shares outstanding	1,600,000

Net asset value per share	$25.74

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the period ended March 31, 2024a

Investment income:
Interest:
Unaffiliated issuers	$1,237,952

Total investment income	1,237,952

Expenses:
Management fees (Note 3a)	77,434

Total expenses	77,434

Net investment income	1,160,518

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	160,857
Written options	(6,184)
Futures contracts	35,869
Swap contracts	24,355

Net realized gain (loss)	214,897

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	842,947
Written options	1,193
Futures contracts	53,496
Swap contracts	(33,338)

Net change in unrealized appreciation (depreciation)	864,298

Net realized and unrealized gain (loss)	1,079,195

Net increase (decrease) in net assets resulting from operations	$2,239,713

aFor the period September 19, 2023 (commencement of operations) to March 31, 2024.

27	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

Western Asset Bond ETF

Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,160,518
Net realized gain	214,897
Net change in unrealized appreciation (depreciation)	864,298

Net increase (decrease) in net assets resulting from operations	2,239,713

Distributions to shareholders	(948,540)

Capital share transactions: (Note 2)	39,885,774

Net increase (decrease) in net assets	41,176,947
Net assets:
Beginning of period	—

End of period	$41,176,947

aFor the period September 19, 2023 (commencement of operations) to March 31, 2024.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	28

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31,

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

2024. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees

franklintempleton.com	Annual Report	30

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized.

The Fund entered into Interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

The Fund entered into purchased or written option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 6 regarding other derivative information.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

31	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund_s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2024[a]

	Shares	Amount
Shares sold	1,700,001	$42,502,642

Shares redeemed	(100,001)	(2,616,868)

Net increase (decrease)	1,600,000	$39,885,774

a For the period September 19, 2023 (commencement of operations) to March 31, 2024.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.35% per year on the average daily net assets of the Fund. Under a subadvisory agreement, Western Asset Management Company, LLC provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Other Affiliated Transactions

At March 31, 2024, the shares of Western Asset Bond ETF is owned by the following investment entity:

Funds	Shares	Percentage of Outstanding Shares
Western Asset Bond ETF
Franklin Resources Inc.	450,000	28.1%

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, there were no capital loss carryforwards.

The tax character of distributions paid during the period ended March 31, 2024, follows:

Period Ended March 31, 2024
Distributions paid from Ordinary income	$948,540

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Period Ended March 31, 2024
Cost of investments	$44,852,853

Unrealized appreciation	$974,108
Unrealized depreciation	(175,080)

Net unrealized appreciation (depreciation)	$799,028

Distributable earnings – undistributed ordinary income	$442,230

Distributable earnings – undistributed capital gains	$49,915

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended March 31, 2024, $59,255,329 and $23,256,733, respectively.

There were no In-kind transactions associated with creation and redemptions for the period ended March 31, 2024.

6. Other Derivative Information

At March 31, 2024, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$53,496[a]	Variation margin on futures contracts	$—
Interest rate contracts	Investments in securities at value	1,441[b]	Investments in securities at value	—

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

6. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Written options	$—	Written options	$1,251
Credit contracts	Swap contracts	470	Swap contracts	—
Interest rate contracts	Swap contracts	—	Swap contracts	33,808

Totals		$55,407		$35,059

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bRepresents purchased options, at value.

For the period ended March 31, 2024, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$35,869	Futures contracts	$53,496

Interest rate contracts	Investments	—	Investments	(2,538)[a]

Interest rate contracts	Written options	(6,184)	Written options	1,193

Credit contracts	Swap contracts	—	Swap Contracts	470

Interest rate contracts	Swap contracts	24,355	Swap contracts	(33,808)

Totals		$54,040		$18,813

aRepresents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

For the period ended March 31, 2024, the average month end notional amount of futures contracts, options and swap contracts were as follows:

Western Asset Bond ETF
Credit default contracts	$1,207,714
Interest rate contracts	$2,531,857
Futures contracts	$29,325,125
Purchased Options	$45,857
Written Options	$7,571

7. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS

7. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows

	Level 1	Level 2	Level 3	Total

Western Asset Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$16,676,860	$—	$16,676,860
Foreign Government and Agency Securities	—	565,477	—	565,477
Asset-Backed Securities	—	5,943,309	—	5,943,309
U.S. Government & Agency Securities	—	20,450,475	—	20,450,475
Short-Term Investments	1,767,313	247,006	—	2,014,319

Total Investments in Securities	$1,767,313	$43,883,127	$—	$45,650,440

Other Financial Instruments:
Futures Contracts	$72,992	$—	$—	$72,992
Interest Rate Swaps	—	2,806	—	2,806
Credit Default Swap Contracts	—	470	—	470
Put Options Purchased	1,441	—	—	1,441

Total Other Financial Instruments	$74,433	$3,276	$—	$77,709

Liabilities:
Other Financial Instruments:
Futures Contracts	$19,496	$—	$—	$19,496
Interest Rate Swaps	—	36,614	—	36,614
Call Option Written	782	—	—	782
Put Option Written	469	—	—	469

Total Other Financial Instruments	$20,747	$36,614	$—	$57,361

aFor detailed categories, see the accompanying Schedules of Investments.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Western Asset Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Bond ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period September 19, 2023 (commencement of operations) to March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period September 19, 2023 (commencement of operations) to March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the period ended March 31, 2024:

	Pursuant to:			Western Asset Bond ETF
Interest-Related Dividends	§	871	(k)(1)(C)	$878,934
Section 163(j) Interest Dividends	§	163	(j)	$948,540

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President – AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Western Asset Bond ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC	Transfer Agent
	(800) DIAL BEN®/342-5236	State Street Bank and
Subadvisor	franklintempleton.com	Trust Company
Western Asset Management		1 Heritage Drive
Company, LLC		Mail Stop OHD0100
North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		WABF A 05/24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

1	Annual Report	franklintempleton.com

Martin Currie Sustainable International Equity ETF

This annual report for Martin Currie Sustainable International Equity ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the sub-advisor’s environmental, social and governance (ESG) criteria for the Fund. Subject to the ESG criteria, the Fund is generally unconstrained by any particular sector, geography or market capitalization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Over the last 12 months, shifting expectations on monetary policy have continued to drive market direction. In the second quarter of 2023, the global equity market delivered positive returns over the quarter. From a regional perspective, U.S. equities outperformed international equities, while developed markets outperformed emerging markets. In terms of style leadership, growth continued to outperform value in global equities. However, this was much more pronounced in the U.S. thanks to a handful of large-cap technology stocks that have extended their year-to-date rally on rising expectations of generative artificial intelligence (AI). As headline inflation continued to decline, central banks moderated the extent of interest rate hikes over the quarter. The U.S. Federal Reserve (Fed) only hiked by 25 basis points (bps) before pausing in June 2023, while the European Central Bank (ECB) delivered two hikes of 25bps in the face of persistent core inflation.

In the third quarter, the global equity markets sold off on the back of a move in higher bond yields from August 2023 to September 2023, primarily driven by the solid economic data from the U.S., and a more hawkish tone at September’s 2023 Federal Open Market Committee (FOMC) press conference. From a regional perspective, developed markets and emerging markets were down by a similar extent. In terms of style performance, growth fell more than value in global equities, with the latter supported by an energy sector rally.

The fourth quarter saw a broad-based market rally on the back of easing inflation from the U.S. and Europe and expectations of dovish monetary policies moving into 2024. From a regional perspective, developed markets outperformed emerging markets. In terms of style performance, growth delivered stronger gains than value, being more sensitive to the end of the rate hike cycle. In its December 2023 meeting, the Fed not only held rates steady but also signaled that monetary tightening over the last two years has come to an end, and that borrowing costs will lower in 2024. Meanwhile, the ECB appeared more cautious with its rates outlook and does not believe it’s time to ‘lower its guard’.

The first quarter of 2024 saw a continued rally in global equity markets, which was buoyed by overall resilient economic data and relatively strong earnings results, which outweighed the impact from inflation and as a result, expectations of delayed rate cuts. Investor’s sentiment was effectively supported by optimism over a soft-landing scenario. During the quarter, developed markets significantly outperformed emerging markets, while growth outperformed value at the global level. Within developed markets, Japan was the best performing region, driven more by value than growth and in part helped by the Yen weakness. However, U.S. and Europe saw continued outperformance from growth, led by the technology sector. In comparison, emerging markets delivered moderate gains, as concerns around China’s growth prospects linger.

Q. How did we respond to these changing market conditions?

A. We are fundamental, long-term investors with a persistent quality growth bias. Throughout the period we purchased new stocks, either driven by our relative conviction level or because of valuation. Notably, we purchased Adyen within the financials sector as a high conviction stock trading at an attractive valuation. We exited TSMC to fund the purchase of BE semiconductor in the semiconductor space, on the thesis that the former is more vulnerable to geopolitical risks and the latter is a key beneficiary from hybrid bonding. We exited Kerry to top up Croda and Estee lauder within the consumers staples sector to position the Fund in stocks where our conviction was stronger. Finally, in healthcare, we sold Wuxi Biologics to buy Sartorius Stedim, as the former is largely impacted by geopolitical news flow and negative sentiment, while we see a clearer pathway to realize the upside of our thesis in Sartorius. We believe both stocks are set to benefit from structural growth driven by increasingly complex drug development, but the latter is better positioned.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 11.

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While much of the positive investor sentiment during 2023 came from expectations that the U.S. Federal Funds rate might be close to peaking, we had foreseen inflation to be longer lasting than the market expected, due to ongoing elevated wage inflation. Therefore, we believe while central banks could pivot this year, rate cuts would be delayed to the second half of 2024. We welcome the adjustment that the market has made towards our expectations recently. We forecast a slowing economic momentum globally (despite U.S. remaining resilient) and a stagflation scenario in Europe and the U.K. Such backdrop in 2024 should feed into ongoing downside risks to corporate earnings forecasts. In fact, earnings estimates in Europe have lowered to our top-down estimates, but we continue to see a downside risk to the global earnings expectations. On the more supportive side, we believe a pivot by central banks in the second half of 2024 towards rate cuts could provide support for equity markets generally, and for quality growth stocks in particular. Omnipresent geopolitical risks, and ongoing speculation on central banks’ interest rate intentions we believe will likely continue to fuel a high degree of volatility across markets, and intra-markets. Against such a macro backdrop, we continue to focus on, as investors:

•	Resilient earnings growth profiles and structural growth opportunities, given the ongoing risks of earnings downgrades and the low growth environment.
•	Strong pricing power, given the ongoing elevated inflationary pressures weighing on margins.
•	Strong valuation discipline, we currently find more valuation support in ex U.S. equities (vs. the U.S.)

Performance Overview

During the 12-month period under review, the Fund posted cumulative total returns of +9.65% based on market price and +9.44% based on net asset value (NAV).1 In comparison, the MSCI All Country World (ACWI) ex-US Index-NR posted a +13.26% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets
Europe	78.5%
North America	17.0%
Australia & New Zealand	3.8%
Other Net Assets	0.7%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

3. Effective September 30, 2021, the predecessor mutual fund changed its name from Martin Currie International Unconstrained Equity Fund to Martin Currie International Sustainable Equity Fund and adopted the Fund’s current ESG-related investment strategies.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	9.5%
Ferrari NV Automobiles, Italy	7.4%
Linde PLC Chemicals, United States	7.1%
Moncler SpA Textiles, Apparel & Luxury Goods, Italy	5.7%
Atlas Copco AB, Class A Machinery, Sweden	5.5%
Hexagon AB, Class B Electronic Equipment, Instruments & Components, Sweden	5.3%
ResMed, Inc., CDI Health Care Equipment & Supplies, United States	5.0%
Mettler-Toledo International, Inc. Life Sciences Tools & Services, United States	4.9%
Kingspan Group PLC Building Products, Ireland	4.8%
Dassault Systemes SE Software, France	4.7%

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Semiconductors & Semiconductor Equipment	12.8%
Chemicals	10.2%
Life Sciences Tools & Services	9.6%
Building Products	9.5%
Health Care Equipment & Supplies	9.2%
Textiles, Apparel & Luxury Goods	8.1%
Automobiles	7.4%
Software	7.0%
Machinery	5.5%
Electronic Equipment, Instruments & Components	5.3%

Top 10 Countries

3/31/24
% of Total Net Assets
France	17.8%
Netherlands	17.1%
United States	17.0%
Sweden	15.5%
Italy	13.1%
Ireland	4.8%
Denmark	4.2%
Australia	3.8%
United Kingdom	3.7%
Germany	2.3%

Q. What were the leading contributors to performance?

A. Share prices of Ferrari went on to reach new highs as the quintessential sports car company continued to focus on value over volumes, delivering strong quarterly results with guidance upgraded.

ASML, one of the world’s leading manufacturers of chip making equipment, rallied on the back of strong results for the fourth quarter of 2023, with quarterly sales and earnings both beating expectations and financial year 2024 guidance maintained. The market had focused on the significant Q4 order beat, which was 190% ahead of consensus; notably, the orders for EUV (extreme ultraviolet lithography machines) were 387% above expectations.

BE semiconductor released quarterly results in Q1 2023 that showed its order book was 20% ahead of expectations. Hybrid bonding orders and year-end backlog approximately doubled versus comparable levels of the prior year.

Q. What were the leading detractors from performance?

A. Kering, a French luxury goods company, has been under pressure mainly due to the underperformance of its portfolio brand Gucci. The company issued a profit warning in March 2024, as Gucci is expected to see a nearly 20% year on year decline on revenues. However, other portfolio brands are showing resilience. During our follow-up conversation with its CEO and Investor relations, Kering highlighted this was a Gucci specific issue, and they are making many efforts to mitigate the fall in Gucci sales in China, by spending more on new product lines, and by announcing three imminent key hires, including a new Deputy CEO of Gucci. We believe that market perception could change depending on the quality of these hires. Therefore, we have remained invested in the stock on valuation grounds and for a potential turnaround story.

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Share price performance for Mettler Toledo, a leading supplier of analytical precision instruments and services, was impacted by the slowdown in its Laboratory business (55% of sales) and China (~19% of sales). In China, the slowdown has been driven by pharma and core industrial customers that have seen a significant reduction in investment as budgets tightened and cautious spending continued to worsen in Q2 and into Q3. This led to a revision of the full-year guidance for 2023. The dynamics in China stabilized towards the end of 2023, and while it is early to speak about the improvement, there has been no further deterioration, leading to share price performance improving since November 2023.

Resmed is a medical device and cloud-based software company specialized in transpiratory disorders. The company’s quarterly results announced in August 2023 fell short of expectations on earnings. This, however, was attributed largely to a shift in product mix, with medical device sales outpacing consumables. We note that it’s important to understand the shift in the following context: the higher number of medical device sales was because ResMed’s competitor, Philips, had not been able to sell their medical device, due to product recalls, and that medical device sales will drive recurring consumables sales down the line, with the latter generating a much higher profit margin. Therefore, we anticipate this trend to reverse over time. In addition, speculation that Resmed may be negatively impacted by the increased adoption of GLP-1 drugs (for diabetes and weight loss) also weighed on sentiment. That said, we believe that the competitive dynamics is more positive for Resmed and its share price has improved since November 2023.

Thank you for your participation in Martin Currie Sustainable International Equity ETF. We look forward to serving your future investment needs.

Zehrid Osmani

Lead Portfolio Manager

Ken Hughes, CFA

Portfolio Manager

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from the Fund’s inception (October 28, 2022) to the first day of secondary trading (October 31, 2022), the NAV performance of the class IS Shares of the predecessor mutual fund is used as a proxy for the Market Price to calculate Market Price returns. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+9.44%	+9.65%	+9.44%	+9.65%
3-Year	-2.94%	-2.78%	-0.99%	-0.93%
5-Year	+44.12%	+44.37%	+7.58%	+7.62%
Since Inception (11/30/15)	+82.13%	+82.44%	+7.46%	+7.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/30/15-3/31/24

See page 8 for Performance Summary footnotes.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.083968

Total Annual Operating Expenses6,7

0.59%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized. The returns shown for periods ended on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Prior to the Fund’s listing on October 31, 2022, the NAV performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets, excluding the U.S. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

7. During the fiscal year ended March 31, 2023, the Fund incurred European Union tax reclaims contingency fees. Had such expenses been included, Other expenses would be 0.01% and Total annual fund operating expenses would be 0.60%.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,265.70	$3.46	$1,021.95	$3.08	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Martin Currie Sustainable International Equity ETF

	Year Ended March 31, 2024		Period Ended March 31, 2023†		Year Ended May 31,
					2022	2021	2020		2019

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.41		$13.88		$18.93	$12.72	$11.58		$11.55

Income from investment operations[a]:

Net investment income[b]	0.09		—	[c]	0.10	0.04	0.02		0.10

Net realized and unrealized gains (losses)	1.27		0.59		(4.10)	6.19	1.17		0.21

Total from investment operations	1.36		0.59		(4.00)	6.23	1.19		0.31

Less distributions from:

Net investment income	(0.08)		(0.05)		—	(—)[c]	(0.05)		(0.16)

Net realized gains	—		(0.01)		(1.05)	(0.02)	—		(0.12)

Total distributions	(0.08)		(0.06)		(1.05)	(0.02)	(0.05)		(0.28)

Net asset value, end of year	$15.69		$14.41		$13.88	$18.93	$12.72		$11.58

Total return[d]	9.44%		4.30%	[e]	(22.38)%	49.06%	10.26%		3.06%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.61%	[g]	1.07%	[h]	1.50%	1.89%	4.61%	[i]	5.22% [i]

Expenses net of waiver and payments by affiliates	0.61%	[g]	0.73%	[h]	0.75%	0.75%	0.75%	[i]	0.75% [i]

Net investment income	0.60%		0.03%		0.57%	0.22%	0.14%		0.88%

Supplemental data

Net assets, end of year (000’s)	$33,987		$19,700		$40,848	$20,966	$4,783		$4,800

Portfolio turnover rate[j]	20.90%	[k]	26.05%	[k]	25.00%	49.00%	37.00%		63.00%

†For the period June 1, 2022 through March 31, 2023.

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.005 per share.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eThe Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gExpense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.59% and 0.59%, respectively, for the year ended March 31, 2024.

hExpense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06% and 0.73%, respectively, for the period ended March 31, 2023.

iReflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.

jPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[k]Portfolio turnover rate excluding cash creations was as follows:	20.90%	26.05%	—	—	—	—

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Schedule of Investments, March 31, 2024

Martin Currie Sustainable International Equity ETF

		Country	Shares	Value
	Common Stocks 99.3%
	Automobiles 7.4%
	Ferrari NV	Italy	5,756	$2,511,458

	Beverages 2.2%
	Pernod Ricard SA	France	4,580	741,713

	Biotechnology 3.8%
	CSL Ltd.	Australia	6,944	1,304,354

	Building Products 9.5%
	Assa Abloy AB, Class B	Sweden	55,292	1,588,030
	Kingspan Group PLC	Ireland	18,079	1,649,109

				3,237,139

	Chemicals 10.2%
	Croda International PLC	United Kingdom	16,805	1,040,641
	Linde PLC	United States	5,181	2,405,642

				3,446,283

	Electronic Equipment, Instruments & Components 5.3%
	Hexagon AB, Class B	Sweden	152,621	1,808,454

	Financial Services 4.3%
a,b	Adyen NV	Netherlands	860	1,456,358

	Health Care Equipment & Supplies 9.2%
	Coloplast AS, Class B	Denmark	10,625	1,434,410
	ResMed, Inc., CDI	United States	85,142	1,674,731

				3,109,141

	Life Sciences Tools & Services 9.6%
b	Mettler-Toledo International, Inc.	United States	1,241	1,652,131
b	Oxford Nanopore Technologies PLC	United Kingdom	144,062	221,113
b	Sartorius Stedim Biotech	France	4,861	1,387,543

				3,260,787

	Machinery 5.5%
	Atlas Copco AB, Class A	Sweden	110,858	1,874,486

	Personal Care Products 4.4%
	L’Oreal SA	France	3,173	1,503,183

	Semiconductors & Semiconductor Equipment 12.8%
	ASML Holding NV	Netherlands	3,352	3,229,906
	BE Semiconductor Industries NV	Netherlands	7,320	1,121,805

				4,351,711

	Software 7.0%
	Dassault Systemes SE	France	35,869	1,589,829
	Nemetschek SE	Germany	8,025	794,937

				2,384,766

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SCHEDULE OF INVESTMENTS

Martin Currie Sustainable International Equity ETF (continued)

	Country	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 8.1%
Kering SA	France	2,074	$820,595
Moncler SpA	Italy	25,854	1,931,666

			2,752,261

Total Common Stocks (Cost $31,090,404)			33,742,094

Total Investments (Cost $31,090,404) 99.3%			33,742,094
Other Assets, less Liabilities 0.7%			244,511

Net Assets 100.0%			$33,986,605

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $1,456,358, representing 4.3% of net assets.

bNon-income producing.

See Abbreviations on page 22.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2024

Martin Currie Sustainable International Equity ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$31,090,404
Value – Unaffiliated issuers	$33,742,094
Cash	221,169
Receivables:
Dividends and interest	53,419
European Union tax reclaims receivable (Note 1d)	43,050

Total assets	34,059,732

Liabilities:
Payables:
Investment securities purchased	44,765
European Union tax reclaims contingency fees payable (Note 1d)	10,763
Management fees	17,599

Total liabilities	73,127

Net assets, at value	$33,986,605

Net assets consist of:
Paid-in capital	$37,847,989
Total distributable earnings (loss)	(3,861,384)

Net assets, at value	$33,986,605

Shares outstanding	2,166,807

Net asset value per share	$15.69

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

March 31, 2024

Martin Currie Sustainable International Equity ETF

Year Ended March 31, 2024
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$349,811
European Union tax reclaims (Note 1d)	30,593
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	5,218

Total investment income	385,622

Expenses:
Management fees (Note 3a)	186,784
European Union tax reclaims contingency fees (Note 1d)	7,648

Total expenses	194,432

Net investment income	191,190

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,247,432)
In-kind redemptions	351,620
Foreign currency transactions	(1,068)

Net realized gain (loss)	(896,880)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,943,548
Translation of other assets and liabilities denominated in foreign currencies	(757)

Net change in unrealized appreciation (depreciation)	3,942,791

Net realized and unrealized gain (loss)	3,045,911

Net increase (decrease) in net assets resulting from operations	$3,237,101

[a]Foreign taxes withheld on dividends	$38,923
[b]Foreign taxes withheld on interest	$46

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Martin Currie Sustainable International Equity ETF

	Year Ended March 31, 2024	Period Ended March 31, 2023†,a	Year Ended May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$191,190	$9,725	$159,345
Net realized gain (loss)	(896,880)	(842,851)	(713,870)
Net change in unrealized appreciation (depreciation)	3,942,791	674,995	(9,373,421)

Net increase (decrease) in net assets resulting from operations	3,237,101	(158,131)	(9,927,946)

Distributions to shareholders (Note 1e)	(190,339)	(156,660)	(1,443,082)

Capital share transactions: (Note 2)	11,240,030	(21,930,980)	29,246,241

Net increase (decrease) in net assets	14,286,792	(22,245,771)	17,875,213
Net assets:
Beginning of period	19,699,813	41,945,584	24,070,371

End of period	$33,986,605	$19,699,813	$41,945,584

†For the period June 1, 2022 through March 31, 2023.

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”).

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (ASC 946), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2024. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

c. Derivative Financial Instruments

During the year ended March 31, 2024, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes (continued)

contingency fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended March 31, 2024		Period Ended March 31, 2023†,a,b		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount

Capital Transactions
Shares sold	900,000	$12,800,723	787,311	$10,884,675	2,095,132	34,967,223
Shares reinvested	—	—	—	—	70,688	1,260,375
Shares redeemed	(100,000)	(1,560,693)	(2,362,502)	(31,900,630)	(331,581)	(5,789,430)

Net increase (decrease)	800,000	$11,240,030	(1,575,191)	$(21,015,955)	1,834,239	30,438,168

Class A
Shares sold	—	—	4,822	60,967	32,274	540,466
Shares reinvested	—	—	—	—	1,355	23,847
Shares redeemed	—	—	(43,699)	(501,526)	(11,404)	(190,145)

Net increase (decrease)	—	$—	(38,877)	$(440,559)	22,225	374,168

Class C
Shares sold	—	—	745	10,400	117,838	2,291,106
Shares reinvested	—	—	—	—	8,522	151,694
Shares redeemed	—	—	(41,637)	(484,866)	(233,235)	(4,008,895)

Net increase (decrease)	—	$—	(40,892)	$(474,466)	(106,875)	(1,566,095)

†For the period June 1, 2022 through March 31, 2023.

aEffective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie International Sustainable Equity Fund, reorganized into Martin Currie Sustainable International Equity ETF (the “Reorganization”). The predecessor mutual funds Class IS Shares’ performance and financial history have been adopted by Martin Currie Sustainable International Equity ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the Predecessor Fund’s Class IS Shares. Shares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares sold”.

bShares of the class of the Target Fund was converted into Class IS shares as a part of the Reorganization. Such conversion of shares into Class IS shares is included under “Shares redeemed”.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Advisers pays Martin Currie for its services. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.

Under a subadvisory agreement, Martin Currie Inc. provides subadvisory services to the Fund. The subadvisory fee is paid byAdvisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At March 31, 2024, the shares of Martin Currie Sustainable International Equity ETF was owned by the following entity:

Funds	Shares	Percentage of Outstanding Shares[a]

Martin Currie Sustainable International Equity ETF
Franklin Resources Inc.	625,000	28.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:

Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$2,441,944
Short term	3,857,422

Total capital loss carryforwards	$6,299,366

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2024, the deferred losses were as follows:

Year Ended March 31, 2024
Post October capital losses	$—
Late-year ordinary losses	$14,693

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

The tax character of distributions paid during the year ended March 31, 2024, period ended March 31, 2023 and the predecessor mutual fund of May 31 2022, were as follows:

	Year Ended March 31, 2024	Period Ended March 31, 2023	Year Ended May 31, 2022
Distributions paid from:
Ordinary income	$190,339	$156,660	$1,007,863
Long-term Capital Gain	—	—	435,219

	$190,339	$156,660	$1,443,082

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Year Ended March 31, 2024
Cost of investments	$31,320,827

Unrealized appreciation	$4,855,201
Unrealized depreciation	(2,433,934)

Net unrealized appreciation (depreciation)	$2,421,267

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, $6,452,254 and $6,470,005, respectively.

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, $12,706,590 and $1,553,899, respectively.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS

6. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Martin Currie Sustainable International Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$33,742,094	$—	$—	$33,742,094

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common stocks.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

CDI	Clearing House Electronic Subregister
System Depositary Interest
SPA	Standby Purchase Agreement

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Martin Currie Sustainable International Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Martin Currie Sustainable International Equity ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024 , the statements of changes in net assets for the year ended March 31, 2024, for the period June 1, 2022 through March 31, 2023, and for the year ended May 31, 2022, including the related notes, and the financial highlights for the year ended March 31, 2024, for the period June 1, 2022 through March 31, 2023, and for each of the four years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year ended March 31, 2024, the changes in its net assets for the year ended March 31, 2024, for the period June 1, 2022 through March 31, 2023 and for the year ended May 31, 2022 and the financial highlights for the year ended March 31, 2024, for the period June 1, 2022 through March 31, 2023, and for each of the four years in the period ended May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of funds since 1948.

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended March 31, 2024:

Pursuant to:
Qualified Dividend Income (QDI)	§	854(b	)(1)(B)	$206,060

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2024:

Foreign Taxes Paid	$15,721
Foreign Source Income	$372,442

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway. San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer 2 and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Martin Currie Sustainable International Equity ETF

Investment Manager	Distributor	Investor Services

Franklin Advisers, Inc. Subadvisor Martin Currie Inc.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
www.franklintempleton.com © 2024 Franklin Templeton Investments. All rights reserved.		MCSE A 05/24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

1	Annual Report	franklintempleton.com

Franklin U.S. Equity Index ETF

This annual report for Franklin U.S. Equity Index ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually.

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index, which is rebalanced quarterly and reconstituted semiannually.

The Fund may invest in equity futures and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying Index. such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

Q. What were the overall market conditions during the Fund’s reporting period?

A. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated.

Q. How did we respond to these changing market conditions?

A. The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +30.41% based on market price and +30.34% based on net asset value (NAV). The Underlying Index, the Morningstar® US Target Market Exposure IndexSM, posted a cumulative total return of +30.33%.2 The Linked Morningstar® US Target Market Exposure Index, which measures the performance of the underlying index, posted a +30.33% cumulative total return for the same period.2

1. The Morningstar® US Target Market Exposure IndexSM is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 10.

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FRANKLIN U.S. EQUITY INDEX ETF

You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/24

% of Total Net Assets
North America	99.5%
Latin America & Caribbean	0.2%
Europe	0.1%
Short-Term Investments & Other Net Assets	0.2%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Top 10 Sectors/Industries

3/31/24

% of Total Net Assets
Software	11.0%
Semiconductors & Semiconductor Equipment	10.0%
Interactive Media & Services	6.2%
Computers & Peripherals	5.5%
Financial Services	4.4%
Broadline Retail	4.0%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Banks	3.3%
Capital Markets	3.0%

Top 10 Holdings

3/31/24

Company Sector/Industry, Country	% of Total Net Assets
Microsoft Corp. Software, United States	6.9%
Apple, Inc. Computers & Peripherals, United States	5.5%
NVIDIA Corp. Semiconductors & Semiconductor Equipment, United States	4.7%
Amazon.com, Inc. Broadline Retail, United States	3.7%
Meta Platforms, Inc., Class A Interactive Media & Services, United States	2.4%
Alphabet, Inc., Class A Interactive Media & Services, United States	2.0%
Alphabet, Inc., Class C Interactive Media & Services, United States	1.8%
Berkshire Hathaway, Inc., Class B Financial Services, United States	1.7%
Eli Lilly & Co. Pharmaceuticals, United States	1.4%
Broadcom, Inc. Semiconductors & Semiconductor Equipment, United States	1.4%

Top 10 Countries

3/31/24

% of Total Net Assets
United States	99.5%
Brazil	0.2%
Netherlands	0.1%

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FRANKLIN U.S. EQUITY INDEX ETF

Q. What were the leading contributors to performance?

A. For the fiscal year ended March 31, 2024, the sectors that contributed to the Fund’s absolute performance were information technology, financials and communication services. Individual holdings that lifted the Fund’s absolute return included NVIDIA, Microsoft and Amazon.

Q. What were the leading detractors from performance?

A. For the same period, the sectors that detracted most from the Fund’s absolute performance were utilities and real estate. Individual holdings that hindered the Fund’s absolute return included Pfizer, Tesla and Bristol Myers Squibb.

As of March 31, 2024, the Franklin U.S. Equity Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from the Fund’s former underlying index and Russian securities are not included in the Fund’s new Underlying Index, as of March 31, 2024, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian-related developments and will seek to dispose of such securities as soon as it is practicable.

Thank you for your participation in Franklin U.S. Equity Index ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN U.S. EQUITY INDEX ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+30.34%	+30.41%	+30.34%	+30.41%
3-Year	+29.80%	+29.52%	+9.08%	+9.01%
5-Year	+67.88%	+67.89%	+10.92%	+10.92%
Since Inception (6/1/16)	+121.68%	+121.65%	+10.70%	+10.70%

Distribution Rate[6]	30-Day Standardized Yield[7]
0.90%	1.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN U.S. EQUITY INDEX ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16-3/31/24

See page 7 for Performance Summary footnotes.

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FRANKLIN U.S. EQUITY INDEX ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.570515

Total Annual Operating Expenses9

0.03%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. These and other risks are discussed in the Fund’s prospectus.

To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund,excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on market price.

6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Source: FactSet. The Morningstar® US Target Market Exposure IndexSM includes large- and mid-capitalization stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization. The Linked Morningstar® US Target Market Exposure Index measures the performance of the LibertyQ Global Equity Index-NR through July 31, 2022, followed by the performance of the Morningstar® US Target Market Exposure Index thereafter. The LibertyQ Global Equity Index-NR is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN U.S. EQUITY INDEX ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,235.60	$0.17	$1,024.85	$0.15	0.03%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin U.S. Equity Index ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$35.70	$40.04	$37.65	$26.77	$30.90

Income from investment operations[a]:

Net investment income[b]	0.60	0.59	1.05	0.81	0.90

Net realized and unrealized gains (losses)	10.15	(4.10)	2.34	10.97	(4.00)

Total from investment operations	10.75	(3.51)	3.39	11.78	(3.10)

Less distributions from net investment income	(0.57)	(0.83)	(1.00)	(0.90)	(1.03)

Net asset value, end of year	$45.88	$35.70	$40.04	$37.65	$26.77

Total return[c]	30.34%	(8.63)%	9.00%	44.55%	(10.53)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.03%	0.03%	0.35%	0.35%	0.35%

Expenses net of waiver and payments by affiliates	0.03%	0.03%	0.35%	0.34%	0.34%

Net investment income	1.51%	1.73%	2.63%	2.45%	2.86%

Supplemental data

Net assets, end of year (000’s)	$1,101,166	$681,913	$16,014	$15,059	$16,059

Portfolio turnover rate[e]	3.77%[f]	6.33%[f]	24.13%[f]	31.70%[f]	27.85%[f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[f]Portfolio turnover rate excluding cash creations was as follows:	3.77%	6.33%	24.13%	31.70%	27.85%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin U.S. Equity Index ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.2%
a	MercadoLibre, Inc.	Broadline Retail	1,183	$1,788,649

	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	6,240	1,546,085

	Russia 0.0%†
a,b	Alrosa PJSC	Metals & Mining	3,584	—
a,b	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
a,b	Inter RAO UES PJSC	Electric Utilities	53,546	—
a,b	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
a,b	MMC Norilsk Nickel PJSC	Metals & Mining	100	—
a,b	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
a,b	PhosAgro PJSC	Chemicals	73	—
a,b	PhosAgro PJSC	Chemicals	2	—
a,b	Polyus PJSC	Metals & Mining	50	—
a,b	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
a,b	Severstal PAO	Metals & Mining	392	—
a,b	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
a,b	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
a,b	United Co. RUSAL International PJSC	Metals & Mining	1,714	—

				—

	United Kingdom 0.0%†
	CNH Industrial NV	Machinery	23,088	299,220

	United States 99.5%
	3M Co.	Industrial Conglomerates	13,440	1,425,581
	Abbott Laboratories	Health Care Equipment & Supplies	41,760	4,746,442
	AbbVie, Inc.	Biotechnology	42,720	7,779,312
	Accenture PLC, Class A	IT Services	15,360	5,323,930
a	Adobe, Inc.	Software	11,040	5,570,784
a	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	38,880	7,017,451
	AES Corp.	Independent Power Producers & Energy Traders	16,320	292,618
	Aflac, Inc.	Insurance	12,960	1,112,746
	Agilent Technologies, Inc.	Life Sciences Tools & Services	6,734	979,864
	Air Products & Chemicals, Inc.	Chemicals	5,291	1,281,851
a	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	10,080	1,662,797
a	Akamai Technologies, Inc.	IT Services	3,848	418,508
	Albemarle Corp.	Chemicals	2,880	379,411
	Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	10,080	216,115
	Alexandria Real Estate Equities, Inc.	Office REITs	4,320	556,891
a	Align Technology, Inc.	Health Care Equipment & Supplies	1,920	629,606
	Allegion PLC	Building Products	1,920	258,643
	Alliant Energy Corp.	Electric Utilities	6,253	315,151
	Allstate Corp.	Insurance	6,253	1,081,832
a	Alnylam Pharmaceuticals, Inc.	Biotechnology	2,886	431,313
a	Alphabet, Inc., Class A	Interactive Media & Services	142,560	21,516,581
a	Alphabet, Inc., Class C	Interactive Media & Services	127,680	19,440,557
	Altria Group, Inc.	Tobacco	42,809	1,867,329
a	Amazon.com, Inc.	Broadline Retail	226,560	40,866,893
	Amcor PLC	Containers & Packaging	35,040	333,230
	Ameren Corp.	Multi-Utilities	6,240	461,510
	American Electric Power Co., Inc.	Electric Utilities	12,480	1,074,528
	American Express Co.	Consumer Finance	13,920	3,169,445
	American Financial Group, Inc.	Insurance	1,924	262,588
	American International Group, Inc.	Insurance	16,354	1,278,392
	American Tower Corp.	Specialized REITs	11,040	2,181,394
	American Water Works Co., Inc.	Water Utilities	4,800	586,608
	Ameriprise Financial, Inc.	Capital Markets	2,405	1,054,448

franklintempleton.com	Annual Report	10

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	AMETEK, Inc.	Electrical Equipment	5,760	$1,053,504
	Amgen, Inc.	Biotechnology	12,960	3,684,787
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	13,920	1,605,672
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	12,000	2,373,480
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	12,000	236,280
a	ANSYS, Inc.	Software	2,124	737,368
	Aon PLC, Class A	Insurance	4,810	1,605,193
	APA Corp.	Oil, Gas & Consumable Fuels	7,200	247,536
	Apollo Global Management, Inc.	Financial Services	9,600	1,079,520
	Apple, Inc.	Computers & Peripherals	351,840	60,333,523
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	20,160	4,157,597
a	Aptiv PLC	Automobile Components	6,734	536,363
a	Arch Capital Group Ltd.	Insurance	9,120	843,053
	Archer-Daniels-Midland Co.	Food Products	12,960	814,018
	ARES Management Corp., Class A	Capital Markets	3,848	511,707
a	Arista Networks, Inc.	Communications Equipment	6,240	1,809,475
	Arthur J Gallagher & Co.	Insurance	5,280	1,320,211
a	Aspen Technology, Inc.	Software	481	102,588
	AT&T, Inc.	Diversified Telecommunication Services	172,800	3,041,280
a	Atlassian Corp., Class A	Software	3,367	656,935
	Atmos Energy Corp.	Gas Utilities	3,367	400,235
a	Autodesk, Inc.	Software	5,280	1,375,018
	Automatic Data Processing, Inc.	Professional Services	10,080	2,517,379
a	AutoZone, Inc.	Specialty Retail	422	1,329,996
	AvalonBay Communities, Inc.	Residential REITs	3,360	623,482
	Avangrid, Inc.	Electric Utilities	1,920	69,965
a	Avantor, Inc.	Life Sciences Tools & Services	15,840	405,029
	Avery Dennison Corp.	Containers & Packaging	1,924	429,533
	Baker Hughes Co.	Energy Equipment & Services	24,480	820,080
	Ball Corp.	Containers & Packaging	7,200	484,992
	Bank of America Corp.	Banks	166,080	6,297,754
	Bank of New York Mellon Corp.	Capital Markets	18,240	1,050,989
	Baxter International, Inc.	Health Care Equipment & Supplies	12,480	533,395
	Becton Dickinson & Co.	Health Care Equipment & Supplies	6,720	1,662,864
	Bentley Systems, Inc., Class B	Software	5,291	276,296
a	Berkshire Hathaway, Inc., Class B	Financial Services	43,680	18,368,314
	Best Buy Co., Inc.	Specialty Retail	4,329	355,108
a	Bill Holdings, Inc.	Software	2,405	165,272
a	Biogen, Inc.	Biotechnology	3,367	726,026
a	BioMarin Pharmaceutical, Inc.	Biotechnology	4,800	419,232
a	Bio-Rad Laboratories, Inc., Class A	Life Sciences Tools & Services	481	166,363
	Bio-Techne Corp.	Life Sciences Tools & Services	3,848	270,861
	BlackRock, Inc.	Capital Markets	3,360	2,801,232
	Blackstone, Inc.	Capital Markets	17,316	2,274,803
a	Block, Inc.	Financial Services	13,440	1,136,755
a	Boeing Co.	Aerospace & Defense	14,880	2,871,691
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	833	3,022,024
	Booz Allen Hamilton Holding Corp.	Professional Services	2,886	428,398
	BorgWarner, Inc.	Automobile Components	5,772	200,519
	Boston Properties, Inc.	Office REITs	3,848	251,313
a	Boston Scientific Corp.	Health Care Equipment & Supplies	35,520	2,432,765
	Bristol-Myers Squibb Co.	Pharmaceuticals	49,440	2,681,131
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	11,325	15,010,268
	Broadridge Financial Solutions, Inc.	Professional Services	2,880	589,997
	Brown & Brown, Inc.	Insurance	5,760	504,230
	Brown-Forman Corp., Class A	Beverages	960	50,832
	Brown-Forman Corp., Class B	Beverages	7,215	372,438

11	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Bunge Global SA	Food Products	3,367	$345,185
a	Burlington Stores, Inc.	Specialty Retail	1,440	334,354
a	Cadence Design Systems, Inc.	Software	6,720	2,091,802
a	Caesars Entertainment, Inc.	Hotels, Restaurants & Leisure	5,280	230,947
	Camden Property Trust	Residential REITs	2,405	236,652
	Campbell Soup Co.	Food Products	4,810	213,804
	Capital One Financial Corp.	Consumer Finance	9,120	1,357,877
	Cardinal Health, Inc.	Health Care Providers & Services	5,760	644,544
	Carlyle Group, Inc.	Capital Markets	4,800	225,168
a	CarMax, Inc.	Specialty Retail	3,848	335,199
a	Carnival Corp.	Hotels, Restaurants & Leisure	23,088	377,258
	Carrier Global Corp.	Building Products	20,202	1,174,342
	Caterpillar, Inc.	Machinery	12,480	4,573,046
a	CBRE Group, Inc., Class A	Real Estate Management & Development	7,215	701,587
	CDW Corp.	Electronic Equipment, Instruments & Components	3,360	859,421
	Celanese Corp.	Chemicals	2,405	413,323
	Cencora, Inc.	Health Care Providers & Services	3,840	933,082
a	Centene Corp.	Health Care Providers & Services	12,960	1,017,101
	CenterPoint Energy, Inc.	Multi-Utilities	15,360	437,606
	CF Industries Holdings, Inc.	Chemicals	4,320	359,467
	CH Robinson Worldwide, Inc.	Air Freight & Logistics	2,886	219,740
a	Charles River Laboratories International, Inc.	Life Sciences Tools & Services	962	260,654
	Charles Schwab Corp.	Capital Markets	34,560	2,500,070
a	Charter Communications, Inc., Class A	Media	2,405	698,965
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,760	928,973
	Chevron Corp.	Oil, Gas & Consumable Fuels	44,640	7,041,514
a	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	604	1,755,689
	Chubb Ltd.	Insurance	9,139	2,368,189
	Church & Dwight Co., Inc.	Household Products	5,772	602,077
	Cigna Group	Health Care Providers & Services	6,734	2,445,721
	Cincinnati Financial Corp.	Insurance	3,848	477,806
	Cintas Corp.	Commercial Services & Supplies	2,114	1,452,381
	Cisco Systems, Inc.	Communications Equipment	98,400	4,911,144
	Citigroup, Inc.	Banks	46,080	2,914,099
	Citizens Financial Group, Inc.	Banks	11,040	400,642
	Clorox Co.	Household Products	2,886	441,875
a	Cloudflare, Inc., Class A	IT Services	7,200	697,176
	CME Group, Inc.	Capital Markets	8,658	1,863,981
	CMS Energy Corp.	Multi-Utilities	7,215	435,353
	Coca-Cola Co.	Beverages	95,040	5,814,547
	Cognizant Technology Solutions Corp., Class A	IT Services	12,000	879,480
a	Coinbase Global, Inc., Class A	Capital Markets	4,320	1,145,318
	Colgate-Palmolive Co.	Household Products	19,680	1,772,184
	Comcast Corp., Class A	Media	96,000	4,161,600
	Conagra Brands, Inc.	Food Products	11,040	327,226
	ConocoPhillips	Oil, Gas & Consumable Fuels	28,320	3,604,570
	Consolidated Edison, Inc.	Multi-Utilities	8,642	784,780
	Constellation Brands, Inc., Class A	Beverages	3,840	1,043,558
	Constellation Energy Corp.	Electric Utilities	7,200	1,330,920
	Cooper Cos., Inc.	Health Care Equipment & Supplies	4,800	487,008
a	Copart, Inc.	Commercial Services & Supplies	20,160	1,167,667
	Corebridge Financial, Inc.	Financial Services	3,848	110,553
	Corning, Inc.	Electronic Equipment, Instruments & Components	18,720	617,011
a	Corpay, Inc.	Financial Services	1,653	510,017
	Corteva, Inc.	Chemicals	17,280	996,538
a	CoStar Group, Inc.	Real Estate Management & Development	9,120	880,992

franklintempleton.com	Annual Report	12

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,733	$7,863,318
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	18,240	508,531
a	Coupang, Inc.	Broadline Retail	28,320	503,813
a	Crowdstrike Holdings, Inc., Class A	Software	5,491	1,760,360
	Crown Castle, Inc.	Specialized REITs	10,560	1,117,565
	Crown Holdings, Inc.	Containers & Packaging	2,886	228,744
	CSX Corp.	Ground Transportation	48,000	1,779,360
	Cummins, Inc.	Machinery	3,367	992,087
	CVS Health Corp.	Health Care Providers & Services	31,200	2,488,512
	Danaher Corp.	Life Sciences Tools & Services	16,320	4,075,430
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,886	482,395
a	Datadog, Inc., Class A	Software	6,720	830,592
a	Dayforce, Inc.	Professional Services	3,360	222,466
	Deere & Co.	Machinery	6,240	2,563,018
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	3,840	438,182
	Delta Air Lines, Inc.	Passenger Airlines	15,392	736,815
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	15,392	772,371
a	Dexcom, Inc.	Health Care Equipment & Supplies	9,139	1,267,579
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,320	856,094
	Digital Realty Trust, Inc.	Specialized REITs	7,200	1,037,088
	Discover Financial Services	Consumer Finance	6,240	818,002
a	DocuSign, Inc.	Software	4,810	286,435
	Dollar General Corp.	Consumer Staples Distribution & Retail	5,291	825,713
a	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,810	640,451
	Dominion Energy, Inc.	Multi-Utilities	20,202	993,736
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	960	477,005
a	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	6,720	925,478
	Dover Corp.	Machinery	3,367	596,599
	Dow, Inc.	Chemicals	16,835	975,252
	DR Horton, Inc.	Household Durables	7,200	1,184,760
	DTE Energy Co.	Multi-Utilities	4,810	539,393
	Duke Energy Corp.	Electric Utilities	18,720	1,810,411
	DuPont de Nemours, Inc.	Chemicals	10,560	809,635
a	Dynatrace, Inc.	Software	5,291	245,714
	East West Bancorp, Inc.	Banks	3,367	266,363
	Eastman Chemical Co.	Chemicals	2,880	288,634
	Eaton Corp. PLC	Electrical Equipment	9,620	3,007,982
	eBay, Inc.	Broadline Retail	12,506	660,067
	Ecolab, Inc.	Chemicals	6,240	1,440,816
	Edison International	Electric Utilities	9,139	646,401
a	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	14,430	1,378,931
	Electronic Arts, Inc.	Entertainment	5,772	765,771
	Elevance Health, Inc.	Health Care Providers & Services	5,291	2,743,595
	Eli Lilly & Co.	Pharmaceuticals	20,436	15,898,391
	Emerson Electric Co.	Electrical Equipment	13,920	1,578,806
a	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,367	407,340
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,367	473,198
	Entergy Corp.	Electric Utilities	5,280	557,990
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	13,949	1,783,240
a	EPAM Systems, Inc.	IT Services	1,443	398,499
	EQT Corp.	Oil, Gas & Consumable Fuels	9,120	338,078
	Equifax, Inc.	Professional Services	2,886	772,063
	Equinix, Inc.	Specialized REITs	2,400	1,980,792
	Equitable Holdings, Inc.	Financial Services	7,680	291,917
	Equity LifeStyle Properties, Inc.	Residential REITs	4,329	278,788
	Equity Residential	Residential REITs	9,120	575,563
	Essex Property Trust, Inc.	Residential REITs	1,443	353,261

13	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Estee Lauder Cos., Inc., Class A	Personal Care Products	5,760	$887,904
a	Etsy, Inc.	Broadline Retail	2,886	198,326
	Everest Group Ltd.	Insurance	962	382,395
	Evergy, Inc.	Electric Utilities	5,291	282,434
	Eversource Energy	Electric Utilities	8,640	516,413
a	Exact Sciences Corp.	Biotechnology	4,329	298,961
	Exelon Corp.	Electric Utilities	24,050	903,558
a	Expedia Group, Inc.	Hotels, Restaurants & Leisure	3,367	463,804
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,367	409,326
	Extra Space Storage, Inc.	Specialized REITs	4,810	707,070
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	96,000	11,159,040
a	F5, Inc.	Communications Equipment	1,443	273,578
	FactSet Research Systems, Inc.	Capital Markets	962	437,123
a	Fair Isaac Corp.	Software	591	738,519
	Fastenal Co.	Trading Companies & Distributors	13,920	1,073,789
	Federal Realty Investment Trust	Retail REITs	1,924	196,479
	FedEx Corp.	Air Freight & Logistics	5,760	1,668,902
	Ferguson PLC	Trading Companies & Distributors	4,810	1,050,648
	Fidelity National Financial, Inc.	Insurance	6,253	332,034
	Fidelity National Information Services, Inc.	Financial Services	14,400	1,068,192
	Fifth Third Bancorp	Banks	15,360	571,546
	First Citizens BancShares, Inc., Class A	Banks	283	462,705
a	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,405	405,964
	FirstEnergy Corp.	Electric Utilities	12,480	481,978
a	Fiserv, Inc.	Financial Services	13,440	2,147,981
a	Flex Ltd.	Electronic Equipment, Instruments & Components	10,560	302,122
	Ford Motor Co.	Automobiles	95,040	1,262,131
a	Fortinet, Inc.	Software	15,840	1,082,030
	Fortive Corp.	Machinery	8,640	743,213
	Fox Corp., Class A	Media	5,760	180,115
	Fox Corp., Class B	Media	3,367	96,364
	Franklin Resources, Inc.	Capital Markets	6,720	188,899
	Freeport-McMoRan, Inc.	Metals & Mining	34,560	1,625,011
	Garmin Ltd.	Household Durables	3,840	571,661
a	Gartner, Inc.	IT Services	1,920	915,206
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	9,120	829,099
	Gen Digital, Inc.	Software	14,400	322,560
	General Dynamics Corp.	Aerospace & Defense	5,772	1,630,532
	General Electric Co.	Industrial Conglomerates	25,440	4,465,483
	General Mills, Inc.	Food Products	13,920	973,982
	General Motors Co.	Automobiles	27,840	1,262,544
	Genuine Parts Co.	Distributors	3,367	521,649
	Gilead Sciences, Inc.	Biotechnology	30,240	2,215,080
	Global Payments, Inc.	Financial Services	5,772	771,486
	Globe Life, Inc.	Insurance	2,405	279,870
a	GoDaddy, Inc., Class A	IT Services	3,367	399,596
	Goldman Sachs Group, Inc.	Capital Markets	7,696	3,214,542
	Halliburton Co.	Energy Equipment & Services	21,645	853,246
	Hartford Financial Services Group, Inc.	Insurance	6,734	693,939
	HCA Healthcare, Inc.	Health Care Providers & Services	4,810	1,604,279
	Healthpeak Properties, Inc.	Health Care REITs	17,280	324,000
	HEICO Corp.	Aerospace & Defense	962	183,742
	HEICO Corp., Class A	Aerospace & Defense	1,924	296,181
a	Henry Schein, Inc.	Health Care Providers & Services	2,886	217,951
	Hershey Co.	Food Products	3,840	746,880
	Hess Corp.	Oil, Gas & Consumable Fuels	6,734	1,027,878
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	31,200	553,176

franklintempleton.com	Annual Report	14

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,760	$1,228,666
a	Hologic, Inc.	Health Care Equipment & Supplies	5,772	449,985
	Home Depot, Inc.	Specialty Retail	24,000	9,206,400
	Honeywell International, Inc.	Industrial Conglomerates	15,873	3,257,933
	Hormel Foods Corp.	Food Products	7,215	251,731
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	15,840	327,571
	Howmet Aerospace, Inc.	Aerospace & Defense	9,600	656,928
	HP, Inc.	Technology Hardware, Storage & Peripherals	21,120	638,246
	Hubbell, Inc., Class B	Electrical Equipment	962	399,278
a	HubSpot, Inc.	Software	1,166	730,569
	Humana, Inc.	Health Care Providers & Services	2,880	998,554
	Huntington Bancshares, Inc.	Banks	33,600	468,720
	Huntington Ingalls Industries, Inc.	Aerospace & Defense	962	280,394
	IDEX Corp.	Machinery	1,924	469,494
a	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,924	1,038,825
	Illinois Tool Works, Inc.	Machinery	7,215	1,936,001
a	Illumina, Inc.	Life Sciences Tools & Services	3,840	527,309
a	Incyte Corp.	Biotechnology	4,329	246,623
	Ingersoll Rand, Inc.	Machinery	9,139	867,748
a	Insulet Corp.	Health Care Equipment & Supplies	1,924	329,774
	Intel Corp.	Semiconductors & Semiconductor Equipment	102,240	4,515,941
	Intercontinental Exchange, Inc.	Capital Markets	13,920	1,913,026
	International Business Machines Corp.	IT Services	22,080	4,216,397
	International Flavors & Fragrances, Inc.	Chemicals	6,240	536,578
	International Paper Co.	Containers & Packaging	8,160	318,403
	Interpublic Group of Cos., Inc.	Media	9,139	298,206
	Intuit, Inc.	Software	6,240	4,056,000
a	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,160	3,256,574
	Invitation Homes, Inc.	Residential REITs	14,400	512,784
a	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,329	1,094,761
	Iron Mountain, Inc.	Specialized REITs	7,200	577,512
	JM Smucker Co.	Food Products	2,405	302,717
	Jack Henry & Associates, Inc.	Financial Services	1,924	334,257
	Jacobs Solutions, Inc.	Professional Services	2,886	443,665
a	Jazz Pharmaceuticals PLC	Pharmaceuticals	1,443	173,766
	JB Hunt Transport Services, Inc.	Ground Transportation	1,924	383,357
	Johnson & Johnson	Pharmaceuticals	58,080	9,187,675
	Johnson Controls International PLC	Building Products	16,354	1,068,243
	JPMorgan Chase & Co.	Banks	69,600	13,940,880
	Juniper Networks, Inc.	Communications Equipment	7,680	284,621
	Kellanova	Food Products	6,253	358,234
	Kenvue, Inc.	Personal Care Products	41,760	896,170
	Keurig Dr Pepper, Inc.	Beverages	23,520	721,358
	Key Corp.	Banks	22,560	356,674
a	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,320	675,562
	Kimberly-Clark Corp.	Household Products	8,160	1,055,496
	Kimco Realty Corp.	Retail REITs	16,320	320,035
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	47,520	871,517
	KKR & Co., Inc.	Capital Markets	15,840	1,593,187
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,360	2,347,195
	Kraft Heinz Co.	Food Products	19,200	708,480
	Kroger Co.	Consumer Staples Distribution & Retail	16,320	932,362
	L3Harris Technologies, Inc.	Aerospace & Defense	4,329	922,510
	Laboratory Corp. of America Holdings	Health Care Providers & Services	1,924	420,317
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	3,168	3,077,934
	Lamb Weston Holdings, Inc.	Food Products	3,367	358,687
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	7,215	373,015

15	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Lear Corp.	Automobile Components	1,443	$209,062
	Leidos Holdings, Inc.	Professional Services	3,367	441,380
	Lennar Corp., Class A	Household Durables	6,240	1,073,155
	Lennox International, Inc.	Building Products	962	470,187
a	Liberty Broadband Corp., Class A	Media	481	27,475
a	Liberty Broadband Corp., Class C	Media	2,886	165,166
a	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	481	28,254
a	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,810	315,536
a	Liberty Media Corp.-Liberty SiriusXM, Class A	Media	1,924	57,143
a	Liberty Media Corp.-Liberty SiriusXM, Class C	Media	3,848	114,324
	Linde PLC	Chemicals	11,729	5,446,009
a	Live Nation Entertainment, Inc.	Entertainment	3,367	356,128
	LKQ Corp.	Distributors	6,720	358,915
	Lockheed Martin Corp.	Aerospace & Defense	5,280	2,401,714
	Loews Corp.	Insurance	4,329	338,917
	Lowe’s Cos., Inc.	Specialty Retail	13,920	3,545,842
	LPL Financial Holdings, Inc.	Capital Markets	1,920	507,264
a,c	Lucid Group, Inc.	Automobiles	20,640	58,824
a	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,880	1,125,072
	LyondellBasell Industries NV, Class A	Chemicals	6,253	639,557
	M&T Bank Corp.	Banks	3,840	558,490
	Marathon Oil Corp.	Oil, Gas & Consumable Fuels	14,400	408,096
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	9,120	1,837,680
a	Markel Group, Inc.	Insurance	289	439,708
	MarketAxess Holdings, Inc.	Capital Markets	962	210,918
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	6,240	1,574,414
	Marsh & McLennan Cos., Inc.	Insurance	12,000	2,471,760
	Martin Marietta Materials, Inc.	Construction Materials	1,440	884,074
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	20,160	1,428,941
	Masco Corp.	Building Products	5,291	417,354
	Mastercard, Inc., Class A	Financial Services	20,160	9,708,451
a	Match Group, Inc.	Interactive Media & Services	6,240	226,387
	McCormick & Co., Inc.	Food Products	6,253	480,293
	McDonald’s Corp.	Hotels, Restaurants & Leisure	17,280	4,872,096
	McKesson Corp.	Health Care Providers & Services	3,360	1,803,816
	Medtronic PLC	Health Care Equipment & Supplies	32,160	2,802,744
	Merck & Co., Inc.	Pharmaceuticals	61,440	8,107,008
	Meta Platforms, Inc., Class A	Interactive Media & Services	53,760	26,104,781
	MetLife, Inc.	Insurance	14,880	1,102,757
a	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	480	639,019
a	MGM Resorts International	Hotels, Restaurants & Leisure	6,734	317,912
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,960	1,162,642
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	26,880	3,168,883
	Microsoft Corp.	Software	179,520	75,527,654
	Mid-America Apartment Communities, Inc.	Residential REITs	2,886	379,740
a	Moderna, Inc.	Biotechnology	7,696	820,086
a	Molina Healthcare, Inc.	Health Care Providers & Services	1,440	591,595
	Molson Coors Beverage Co., Class B	Beverages	4,329	291,125
	Mondelez International, Inc., Class A	Food Products	33,120	2,318,400
a	MongoDB, Inc.	IT Services	1,613	578,486
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1,082	732,968
a	Monster Beverage Corp.	Beverages	18,759	1,112,034
	Moody’s Corp.	Capital Markets	3,840	1,509,235
	Morgan Stanley	Capital Markets	30,720	2,892,595
	Mosaic Co.	Chemicals	8,160	264,874

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SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Motorola Solutions, Inc.	Communications Equipment	3,848	$1,365,963
	MSCI, Inc.	Capital Markets	1,920	1,076,064
	Nasdaq, Inc.	Capital Markets	9,620	607,022
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	5,280	554,242
a	Netflix, Inc.	Entertainment	10,560	6,413,405
a	Neurocrine Biosciences, Inc.	Biotechnology	2,405	331,698
	Newmont Corp.	Metals & Mining	26,880	963,379
	News Corp., Class A	Media	9,139	239,259
	News Corp., Class B	Media	2,400	64,944
	NextEra Energy, Inc.	Electric Utilities	49,440	3,159,710
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	28,320	2,661,514
	NiSource, Inc.	Multi-Utilities	11,040	305,366
	Norfolk Southern Corp.	Ground Transportation	5,280	1,345,714
	Northern Trust Corp.	Capital Markets	5,282	469,675
	Northrop Grumman Corp.	Aerospace & Defense	3,840	1,838,054
	NRG Energy, Inc.	Electric Utilities	5,280	357,403
	Nucor Corp.	Metals & Mining	5,772	1,142,279
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	57,600	52,045,056
a	NVR, Inc.	Household Durables	71	575,097
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	15,840	1,029,442
a	Okta, Inc.	IT Services	3,848	402,578
	Old Dominion Freight Line, Inc.	Ground Transportation	4,800	1,052,688
	Omnicom Group, Inc.	Media	4,810	465,416
a	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	10,560	776,688
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	13,920	1,115,966
	Oracle Corp.	Software	38,400	4,823,424
a	O’Reilly Automotive, Inc.	Specialty Retail	1,440	1,625,587
	Otis Worldwide Corp.	Machinery	10,080	1,000,642
	Owens Corning	Building Products	1,924	320,923
	PACCAR, Inc.	Machinery	12,480	1,546,147
	Packaging Corp. of America	Containers & Packaging	1,924	365,137
a	Palantir Technologies, Inc., Class A	Software	44,640	1,027,166
a	Palo Alto Networks, Inc.	Software	7,680	2,182,118
	Parker-Hannifin Corp.	Machinery	2,886	1,604,010
	Paychex, Inc.	Professional Services	7,696	945,069
	Paycom Software, Inc.	Professional Services	960	191,050
a	Paylocity Holding Corp.	Professional Services	962	165,329
a	PayPal Holdings, Inc.	Financial Services	25,974	1,739,998
	Pentair PLC	Machinery	3,848	328,773
	PepsiCo, Inc.	Beverages	33,120	5,796,331
	Pfizer, Inc.	Pharmaceuticals	136,320	3,782,880
	PG&E Corp.	Electric Utilities	51,360	860,794
	Philip Morris International, Inc.	Tobacco	37,440	3,430,253
	Phillips 66	Oil, Gas & Consumable Fuels	10,560	1,724,870
	Pinnacle West Capital Corp.	Electric Utilities	2,886	215,671
a	Pinterest, Inc., Class A	Interactive Media & Services	13,468	466,936
	Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	5,760	1,512,000
	PNC Financial Services Group, Inc.	Banks	9,620	1,554,592
	Pool Corp.	Distributors	960	387,360
	PPG Industries, Inc.	Chemicals	5,760	834,624
	PPL Corp.	Electric Utilities	17,760	488,933
	Principal Financial Group, Inc.	Insurance	5,772	498,181
	Procter & Gamble Co.	Household Products	57,120	9,267,720
	Progressive Corp.	Insurance	13,920	2,878,934
	Prologis, Inc.	Industrial REITs	22,080	2,875,258
	Prudential Financial, Inc.	Insurance	8,658	1,016,449
a	PTC, Inc.	Software	2,880	544,147

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Public Service Enterprise Group, Inc.	Multi-Utilities	12,025	$803,029
	Public Storage	Specialized REITs	3,840	1,113,830
	PulteGroup, Inc.	Household Durables	5,280	636,874
a	Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,405	276,166
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	26,936	4,560,265
	Quanta Services, Inc.	Construction & Engineering	3,367	874,747
	Quest Diagnostics, Inc.	Health Care Providers & Services	2,886	384,155
	Raymond James Financial, Inc.	Capital Markets	4,800	616,416
	Realty Income Corp.	Retail REITs	20,160	1,090,656
	Regency Centers Corp.	Retail REITs	4,320	261,619
a	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,588	2,490,924
	Regions Financial Corp.	Banks	22,560	474,662
	Reinsurance Group of America, Inc.	Insurance	1,443	278,326
	Republic Services, Inc.	Commercial Services & Supplies	4,810	920,826
	ResMed, Inc.	Health Care Equipment & Supplies	3,367	666,767
	Revvity, Inc.	Life Sciences Tools & Services	2,886	303,030
a	Rivian Automotive, Inc., Class A	Automobiles	16,320	178,704
a	ROBLOX Corp., Class A	Entertainment	11,544	440,750
	Rockwell Automation, Inc.	Electrical Equipment	2,880	839,030
	Rollins, Inc.	Commercial Services & Supplies	7,215	333,838
	Roper Technologies, Inc.	Software	2,400	1,346,016
	Ross Stores, Inc.	Specialty Retail	7,680	1,127,117
a	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	5,760	800,698
	Royalty Pharma PLC, Class A	Pharmaceuticals	9,600	291,552
	RTX Corp.	Aerospace & Defense	32,160	3,136,565
	S&P Global, Inc.	Capital Markets	7,680	3,267,456
	Salesforce, Inc.	Software	22,560	6,794,621
	SBA Communications Corp.	Specialized REITs	2,405	521,163
	Schlumberger NV	Energy Equipment & Services	34,560	1,894,234
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,800	446,640
	Sempra	Multi-Utilities	15,360	1,103,309
a	ServiceNow, Inc.	Software	4,800	3,659,520
	Sherwin-Williams Co.	Chemicals	5,760	2,000,621
	Simon Property Group, Inc.	Retail REITs	7,696	1,204,347
c	Sirius XM Holdings, Inc.	Media	15,360	59,597
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,848	416,815
a	Snap, Inc., Class A	Interactive Media & Services	24,480	281,030
	Snap-on, Inc.	Machinery	1,443	427,445
a	Snowflake, Inc., Class A	IT Services	7,215	1,165,944
	Southern Co.	Electric Utilities	25,440	1,825,066
	Southern Copper Corp.	Metals & Mining	1,924	204,944
	Southwest Airlines Co.	Passenger Airlines	14,430	421,212
	SS&C Technologies Holdings, Inc.	Professional Services	5,291	340,582
	Stanley Black & Decker, Inc.	Machinery	3,848	376,835
	Starbucks Corp.	Hotels, Restaurants & Leisure	27,417	2,505,640
	State Street Corp.	Capital Markets	7,680	593,818
	Steel Dynamics, Inc.	Metals & Mining	3,840	569,203
	STERIS PLC	Health Care Equipment & Supplies	2,400	539,568
	Stryker Corp.	Health Care Equipment & Supplies	8,640	3,091,997
	Sun Communities, Inc.	Residential REITs	2,886	371,082
	Synchrony Financial	Consumer Finance	9,620	414,814
a	Synopsys, Inc.	Software	3,546	2,026,539
	Sysco Corp.	Consumer Staples Distribution & Retail	12,000	974,160
	T Rowe Price Group, Inc.	Capital Markets	5,291	645,079
a	Take-Two Interactive Software, Inc.	Entertainment	3,840	570,202
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,291	592,539
	Target Corp.	Consumer Staples Distribution & Retail	11,063	1,960,474

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	7,215	$1,047,907
a	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	960	412,147
	Teleflex, Inc.	Health Care Equipment & Supplies	962	217,576
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,848	434,170
a	Tesla, Inc.	Automobiles	66,859	11,753,144
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	22,080	3,846,557
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	432	249,916
	Textron, Inc.	Aerospace & Defense	4,810	461,423
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	9,340	5,428,501
	TJX Cos., Inc.	Specialty Retail	27,417	2,780,632
	T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,040	1,801,949
	Tractor Supply Co.	Specialty Retail	2,400	628,128
a	Trade Desk, Inc., Class A	Media	10,560	923,155
	Trane Technologies PLC	Building Products	5,280	1,585,056
	TransDigm Group, Inc.	Aerospace & Defense	1,280	1,576,448
	TransUnion	Professional Services	4,320	344,736
	Travelers Cos., Inc.	Insurance	5,280	1,215,139
a	Trimble, Inc.	Electronic Equipment, Instruments & Components	5,772	371,486
	Truist Financial Corp.	Banks	32,227	1,256,208
a	Twilio, Inc., Class A	IT Services	3,840	234,816
a	Tyler Technologies, Inc.	Software	962	408,860
	Tyson Foods, Inc., Class A	Food Products	6,734	395,488
	U.S. Bancorp	Banks	37,440	1,673,568
a	Uber Technologies, Inc.	Ground Transportation	48,000	3,695,520
	UDR, Inc.	Residential REITs	8,160	305,266
a	Ulta Beauty, Inc.	Specialty Retail	1,141	596,606
	Union Pacific Corp.	Ground Transportation	14,880	3,659,438
a	United Airlines Holdings, Inc.	Passenger Airlines	8,160	390,701
	United Parcel Service, Inc., Class B	Air Freight & Logistics	17,280	2,568,326
	United Rentals, Inc.	Trading Companies & Distributors	1,622	1,169,640
	UnitedHealth Group, Inc.	Health Care Providers & Services	22,350	11,056,545
a	Unity Software, Inc.	Software	5,772	154,112
	Universal Health Services, Inc., Class B	Health Care Providers & Services	1,443	263,290
	Vail Resorts, Inc.	Hotels, Restaurants & Leisure	960	213,917
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	8,160	1,392,830
a	Veeva Systems, Inc., Class A	Health Care Technology	3,367	780,100
	Ventas, Inc.	Health Care REITs	9,120	397,085
	Veralto Corp.	Commercial Services & Supplies	5,760	510,682
a	VeriSign, Inc.	IT Services	1,920	363,859
	Verisk Analytics, Inc.	Professional Services	3,367	793,703
	Verizon Communications, Inc.	Diversified Telecommunication Services	101,760	4,269,850
a	Vertex Pharmaceuticals, Inc.	Biotechnology	6,240	2,608,382
	Viatris, Inc.	Pharmaceuticals	27,840	332,410
	VICI Properties, Inc.	Specialized REITs	25,012	745,107
	Visa, Inc., Class A	Financial Services	38,400	10,716,672
	Vistra Corp.	Independent Power Producers & Energy Traders	8,160	568,344
	Vulcan Materials Co.	Construction Materials	2,880	786,010
	W R Berkley Corp.	Insurance	4,810	425,396
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	17,316	375,584
	Walmart, Inc.	Consumer Staples Distribution & Retail	105,120	6,325,070
	Walt Disney Co.	Entertainment	44,160	5,403,418
	Waste Management, Inc.	Commercial Services & Supplies	9,120	1,943,928
a	Waters Corp.	Life Sciences Tools & Services	1,440	495,691
	Watsco, Inc.	Trading Companies & Distributors	962	415,555
	WEC Energy Group, Inc.	Multi-Utilities	7,680	630,682
	Wells Fargo & Co.	Banks	86,880	5,035,565
	Welltower, Inc.	Health Care REITs	13,440	1,255,834

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,920	$759,763
a	Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,200	491,328
	Westinghouse Air Brake Technologies Corp.	Machinery	4,320	629,338
	Westlake Corp.	Chemicals	962	146,994
	Westrock Co.	Containers & Packaging	6,240	308,568
	Weyerhaeuser Co.	Specialized REITs	16,320	586,051
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	29,341	1,143,419
	Willis Towers Watson PLC	Insurance	2,405	661,375
a	Workday, Inc., Class A	Software	4,800	1,309,200
	WP Carey, Inc.	Diversified REITs	5,291	298,624
	WW Grainger, Inc.	Trading Companies & Distributors	960	976,608
	Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,405	245,863
	Xcel Energy, Inc.	Electric Utilities	13,440	722,400
	Xylem, Inc.	Machinery	5,772	745,973
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,734	933,669
a	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,443	434,978
a	Zillow Group, Inc., Class A	Real Estate Management & Development	1,443	69,062
a	Zillow Group, Inc., Class C	Real Estate Management & Development	3,848	187,705
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,810	634,824
	Zoetis, Inc.	Pharmaceuticals	11,063	1,871,970
a	Zoom Video Communications, Inc., Class A	Software	5,772	377,316
a	Zscaler, Inc.	Software	2,400	462,312

				1,095,329,546

	Total Common Stocks (Cost $870,496,207)			1,098,963,500

	Preferred Stock 0.0%†
	Russia 0.0%†
b,d	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

	Total Preferred Stocks (Cost $6,129)			—

	Total Investments before Short-Term Investments (Cost $870,502,336)			1,098,963,500

	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
e,f	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	Money Market Funds	93,105	93,105

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FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin U.S. Equity Index ETF (continued)

		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.1%
	United States 0.1%
e,f	Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	Money Market Funds	1,132,943	$1,132,943

	Total Short-Term Investments (Cost $1,226,048)			1,226,048

	Total Investments (Cost $871,728,384) 99.9%			1,100,189,548
	Other Assets, less Liabilities 0.1%			976,870

	Net Assets 100.0%			$1,101,166,418

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

cA portion or all of the security is on loan at March 31, 2024. See Note 1(d).

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	6	$1,592,550	6/21/24	$36,745

*As of year end.

See Note 7 regarding other derivative information.

See Abbreviations on page 33.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024

Franklin U.S. Equity Index ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$870,502,336
Cost – Non-controlled affiliates (Note 3c)	1,226,048
Value – Unaffiliated issuers+	$1,098,963,500
Value – Non-controlled affiliates (Note 3c)	1,226,048
Cash	269,654
Receivables:
Capital shares sold	9,176,385
Dividends and interest	698,162
Investment securities sold	2,272,026
Variation margin on futures contracts	122
Deposits with brokers for:
Futures contracts	70,800

Total assets	1,112,676,697

Liabilities:
Payables:
Investment securities purchased	9,095,476
Capital shares redeemed	2,294,096
Management fees	27,602
Payable upon return of securities loaned	93,105

Total liabilities	11,510,279

Net assets, at value	$1,101,166,418

Net assets consist of:
Paid-in capital	$874,463,620
Total distributable earnings (loss)	226,702,798

Net assets, at value	$1,101,166,418

Shares outstanding	24,000,000

Net asset value per share	$45.88

+Includes securities loaned	87,951

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2024

Franklin U.S. Equity Index ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$13,468,217
Interest:
Unaffiliated issuers	11,749
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	10,394
Non-Controlled affiliates (Note 3c)	8,072

Total investment income	13,498,432

Expenses:
Management fees (Note 3a)	262,921

Total expenses	262,921
Expenses waived/paid by affiliates (Note 3c)	(609)

Net expenses	262,312

Net investment income	13,236,120

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,755,349)
In-kind redemptions	28,251,046
Foreign currency transactions	3
Futures contracts	391,363

Net realized gain (loss)	26,887,063

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	207,403,343
Translation of other assets and liabilities denominated in foreign currencies	88
Futures contracts	(45,691)

Net change in unrealized appreciation (depreciation)	207,357,740

Net realized and unrealized gain (loss)	234,244,803

Net increase (decrease) in net assets resulting from operations	$247,480,923

[a] Foreign taxes withheld on dividends	$3,567

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin U.S. Equity Index ETF

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$13,236,120	$6,113,251
Net realized gain	26,887,063	6,169,926
Net change in unrealized appreciation (depreciation)	207,357,740	18,153,895

Net increase (decrease) in net assets resulting from operations	247,480,923	30,437,072

Distributions to shareholders (Note 1f)	(12,897,623)	(5,371,807)

Capital share transactions: (Note 2)	184,670,434	640,833,384

Net increase (decrease) in net assets	419,253,734	665,898,649
Net assets:
Beginning of year	681,912,684	16,014,035

End of year	$1,101,166,418	$681,912,684

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	24

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (‘‘FASB’’) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (‘‘ASC 946’’), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual fund are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on March 31, 2024. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other fund and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended March 31, 2024		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	7,300,000	$283,808,492	20,200,000	$693,370,004
Shares redeemed	(2,400,000)	(99,138,058)	(1,500,000)	(52,536,620)

Net increase (decrease)	4,900,000	$184,670,434	18,700,000	$640,833,384

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.03% per year on the average daily net assets of the Fund. Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.16%	$—	$16,720,650	$(15,587,707)	$—	$—	$1,132,943	1,132,943	$—

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Non-Controlled Affiliates								Income from Securities loaned

Institutional Fiduciary Trust Money Market Portfolio 5.16%	$266,830	$2,661,946	$(2,835,671)	$—	$—	$93,105	93,105	$8,072

d. Other Affiliated Transactions

At March 31, 2024, the shares of Franklin U.S. Equity Index ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Equity Index ETF
Franklin Growth Allocation Fund	2,868,450	12.0%
Franklin 529 Portfolios	14,353,025	59.8%

	17,221,475	71.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:

Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$243,691
Short term	2,509,918

Total capital loss carryforwards	$2,753,609

The tax character of distributions paid during the period ended March 31, 2024 and 2023, were as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from Ordinary income	$12,897,623	$5,371,807

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Year Ended March 31, 2024
Cost of investments	$871,970,643

Unrealized appreciation	$254,187,503
Unrealized depreciation	(25,968,598)

Net unrealized appreciation (depreciation)	$228,218,905

Distributable earnings – undistributed ordinary income	$1,237,300

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2024, $35,613,207 and $33,098,343, respectively.

In-kind transactions associated with creation and redemptions for the year ended March 31, 2024, $280,952,027 and $98,176,188, respectively.

At March 31, 2024, in connection with securities lending transactions, Fund loaned investments and received cash collateral for Equity Investments are $93,105.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information

At March 31, 2024, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	$36,745[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2024, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$391,363	Futures contracts	$(45,691)

For the period ended March 31, 2024, the average month end notional amount of futures contracts was $1,256,176.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin U.S. Equity Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,098,963,500	$—	$	—[c]	$1,098,963,500
Short-Term Investments	1,226,048	—		—	1,226,048

Total Investments in Securities	$1,100,189,548	$—		$—	$1,100,189,548

Other Financial Instruments:
Futures Contracts	$36,745	$—		$—	$36,745

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes common and preferred stocks.

cIncludes financial instruments determined to have no value.

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NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

REIT	Real Estate Investment Trust
SBA	Small Business Administration

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin U.S. Equity Index ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Equity Index ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the Fund ) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

The Fund below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the year ended March 31, 2024:

	Pursuant to:	Franklin U.S. Equity Index ETF
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$12,168,526
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$12,618,676

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

franklintempleton.com	Annual Report	36

FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President -AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin U.S. Equity Index ETF

At a meeting held on February 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amendment to the sub-advisory agreement between Franklin Advisory Services, LLC (Manager), the Fund’s investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of the Fund (Sub-Advisory Agreement Amendment) to increase the fee payable to the Sub-Adviser by the Manager (Amended Fee) effective on or about March 1, 2024. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement Amendment.

In considering the approval of the Sub-Advisory Agreement Amendment, the Board reviewed and considered information provided by the Manager and Sub-Adviser at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement Amendment, including, but not limited to: (i) the nature, extent and quality of the services provided/to be provided by the Sub-Adviser; and (ii) the current and expected costs of the services provided/to be provided by the Sub-Adviser. The Board noted that management was proposing the Sub-Advisory Agreement Amendment in order to facilitate a geographical relocation and corresponding employment change of an existing Fund portfolio manager. The Board reviewed and considered management’s representations that there would be no reduction in the nature or level of services provided to the Fund, there would be no increase in the aggregate fees paid by the Fund for such services and appropriate notice was given to shareholders. The Board also reviewed and considered the form of Sub-Advisory Agreement Amendment and its terms, which were explained at the Meeting, noting that, the only change to the existing sub-advisory agreement was the Amended Fee. The Board noted that the Fund was seeking approval of the Amended Fee pursuant to no-action relief granted by the U.S. Securities and Exchange Commission under a comparable set of facts, whereby relief from seeking shareholder approval of an amendment to an advisory agreement was granted in instances where the amendment did not materially change the advisory relationship or terms of the advisory agreement.

In approving the Sub-Advisory Agreement Amendment, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement Amendment are fair and reasonable and that such Sub-Advisory Agreement Amendment is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Sub-Adviser, Manager and its affiliates to the Fund and its shareholders. In particular, the Board took into account a Fund portfolio manager’s geographic relocation and corresponding employment change from the Manager to the Sub-Adviser. This information included, among other things, management’s representation that the relocation and employment change of the portfolio manager would not result in any changes to the portfolio management team of the Fund and that the Sub-Advisory Agreement Amendment would not reduce or modify in any way the nature, extent and quality of the services currently provided to the Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement Amendment.

Fund Performance

The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the May 2023 annual contract renewal of the Fund’s investment management agreement and the September 2023 initial contract approval of the Fund’s sub-advisory agreement (collectively, the Contract Approvals), and at regular Board meetings throughout the year.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Amended Fee to be charged by the Sub-Adviser. The Board noted that the Amended Fee would have no impact on the amount of the management fee that was currently paid by the Fund, as the Sub-Adviser would continue to be paid by the Manager out of the unitary management fee that the Manager receives from the Fund. The Board further noted

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FRANKLIN TEMPLETON ETF TRUST

that the allocation of the Amended Fee between the Manager and the Sub-Adviser reflected the services to be provided by the Sub-Adviser considering the employment change of the Fund portfolio manager. The Board concluded that the Amended Fee to be paid to the Sub-Adviser is reasonable.

Management Profitability and Economies of Scale

The Board noted management’s representation that the Amended Fee would not result in any increase in the management fee that the Manager currently receives from the Fund. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Fund’s Contract Approvals of the investment management agreement and sub-advisory agreement with the Manager and Sub-Adviser had not changed as a result of the proposal to approve the Sub-Advisory Agreement Amendment.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement Amendment for the Fund effective on or about March 1, 2024.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.

Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

franklintempleton.com	Annual Report	40

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		USPX A 05/24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

The Fund is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) (collectively, the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Benchmark vest in the relevant LSE Group company that owns the Benchmark. “FTSE®” is a trademark(s) of the relevant LSE Group company and is used under license. The Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties accept no liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in the Benchmark or (b) investment in or operation of the Fund. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.

Important data provider notices and terms available at www.franklintempletondatasources.com.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Annual Report	1

ANNUAL REPORT

Franklin FTSE Russia ETF

This annual report for Franklin FTSE Russia ETF covers the 12-month period ended March 31, 2024. Effective February 28, 2024, the Fund’s underlying index was discontinued by the index provider, FTSE Russell. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of market closures and trading restrictions on Russian securities arising from the war between Russia and Ukraine. In addition, prior to market open on March 4, 2022, NYSE Arca, Inc., the Fund’s primary listing exchange at the time (“NYSE Arca”), halted trading of the Fund’s shares. Additionally, the value and liquidity of Russian securities experienced significant sustained declines due to the circumstances related to the conflict. As a result, the Fund fair valued all Russian equity securities at $0 (as of March 31, 2024, such securities continue to be fair valued at $0). Accordingly, as of March 31, 2024, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and USD cash.

On July 20, 2022, the Board of Trustees of the Trust (the “Board”) of the Franklin Templeton ETF Trust unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will continue to hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Furthermore, because of the delisting of the Fund’s shares by NYSE Arca and the pending liquidation of the Fund, the Fund is no longer an exchange-traded fund, and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities. Refer to the Notes to Financial Statements for additional information about the plan of liquidation.

Your Fund’s Goal and Main Investments

The stated investment goal is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index). However, due to the discontinuation of the Underlying Index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment goal. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Top 10 Sectors/Industries

3/31/24

All securities held in the Fund are fair valued at zero as of March 31, 2024. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Top 10 Holdings

3/31/24

All securities held in the Fund are fair valued at zero as of March 31, 2024. As noted, due to the circumstances surrounding the Russian invasion of Ukraine, the Fund is primarily holding cash. Please refer to Note 6 under Notes to Financial Statements.

Performance Overview

During the 12- month period ended March 31, 2024, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0 as noted above) and USD cash. During that period, the Fund’s NAV per share increased from $0.005857 as of March 31, 2023, to $0.005946 as of March 31, 2024. The FTSE Russia Capped Index-NR posted

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 10.

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FRANKLIN FTSE RUSSIA ETF

a +14.0% total return through January 31, 2024. The index was discontinued as of February 28, 2024.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (net of tax withholding when dividends are paid), posted a +23.22% total return for the 12 months ended March 31, 2024.2 While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. A significant shift in the policies of most major central banks also supported stocks, as interest rate increases stopped early in the reporting period and investors began to anticipate future easing. While economic growth slowed in some countries, most of the world avoided recession, despite higher interest rates and borrowing costs. Equity performance varied notably by region, as the impact of changing economic conditions varied depending on local circumstances.

In the U.S., the economy was strong, posting solid gross domestic product (GDP) growth in the final three quarters of 2023. The labor market remained tight but showed some signs of easing. Unemployment grew slightly while remaining low by historic standards, and wages continued to grow even as the pace of wage increases slowed. The U.S. Federal Reserve (Fed) shifted its monetary policy, moving from a tightening stance early in the period to a more neutral policy as the period continued and inflation decelerated. The Fed raised the federal funds target rate twice during the period. However, the Fed stopped raising rates following its July 2023 meeting, signaling that the post-pandemic tightening cycle was finished. Nonetheless, the Fed indicated at its March 2024 meeting that it would continue to reduce its U.S. Treasury and agency debt and mortgage-backed security holdings. Fed projections showed that its tightening cycle is set to reverse, with three interest rate cuts anticipated in 2024.

Economic growth in the eurozone was tepid during the period, as higher interest rates, declining business confidence and stalled consumer spending weighed on the region. Nonetheless, inflation decelerated significantly, and investor optimism improved as financial conditions changed. The European Central Bank (ECB) tightened monetary policy during the first half of the period, increasing interest rates four times, and began to reduce its bond holdings. However, the ECB held interest rates steady following its September 2023 meeting and indicated that reductions were possible later in 2024. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR, posted a +14.79% total return for the 12 months under review.3

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR, posted a +11.71% total return for the 12-month period.3 The Japanese economy rebounded to modest growth in the fourth quarter of 2023 following a contraction in the third quarter. However, investor-friendly corporate reforms bolstered Japanese stocks, and the Bank of Japan raised interest rates for the first time since 2007. On an annual basis, China’s economic growth continued, helped by a number of government initiatives aimed at supporting the economy. However, continued regulatory uncertainty and weakness in the property sector negatively impacted Chinese markets.

Global emerging market equities, as measured by the MSCI Emerging Markets Index-NR, posted a +8.15% total return for the 12 months under review.3 Emerging market stocks, which are sensitive to interest rate changes in developed markets, benefited from shifting policy among large central banks.

1. Source: FactSet. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index-NR, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index-NR is not based on fair value prices). The index was discontinued on February 28, 2024. With regards to the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022 and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022 through March 31, 2024, the Fund did not have a daily closing market price.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE RUSSIA ETF

Manager’s Discussion

Following Russia’s invasion of Ukraine in February 2022 and subsequent related economic sanctions, our Fund operations were significantly impacted. As disclosed previously, trading in the Fund’s was halted by NYSE Arca prior to market open on March 4, 2022. The Fund was delisted on December 27, 2022 and no trading occurred for the entire fiscal year ending March 31, 2024. On July 20, 2022, the Board unanimously approved the closure and liquidation of the Fund, and the SEC granted necessary relief to suspend redemptions on December 23, 2022. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. Given current market conditions in Russia and related sanctions that remain in effect, it is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. Please see above as well as Note 7 under Notes to Financial Statements for more information.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Joe Diederich

Basit Amin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Market Price returns typically are based upon the official closing price of the ETF’s shares. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	*	N/A	*	N/A
3-Year	-99.98%	-64.74%	-93.86%	-29.35%
5-Year	-99.97%	-53.80%	-80.22%	-14.31%
Since Inception (2/6/18)	-99.97%	-53.30%	-73.21%	-11.65%

* During the 12-month period ended March 31, 2024, the Fund’s unrounded NAV per share increased from $0.005857 as of March 31, 2023 to $ $0.005946 as of March 31, 2024.

Effective March 4, 2022, the NYSE Arca, Inc. halted trading of the Fund’s shares and the Fund market price returns are as follows: 3-Year return, 5-Year return and Since Inception return from April 1, 2021, April 1, 2019 and February 6, 2018, respectively through March 4, 2022. A 1-Year Fund return based on market price is not shown as NYSE ARCA, Inc. halted trading of the Fund prior to April 1, 2023.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18-3/31/24

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$0.000000

Total Annual Operating Expenses6,7

0.19%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. These and other risks are discussed in the Fund’s prospectus.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines and a decline in the value and liquidity of Russian securities.

As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices.

4. Assumes reinvestment of distributions based on market price. Regarding the Fund’s returns based on market price, the Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022 and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022 through March 31, 2024, the Fund did not have a daily closing market price.

5. Source: FactSet. The FTSE Russia Capped Index-NR was a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index-NR was based on the FTSE Russia Index-NR and was designed to measure the performance of Russian large- and mid-capitalization stocks. FTSE Russell previously suspended rebalancings/reconstitutions of the FTSE Russia Capped Index-NR, including application of the capping methodology, as well as other index policies in March of 2022. The index was discontinued on February 28, 2024. Net Returns (NR) include income net of tax withholding when dividends are paid.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

7. Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/23	Ending Account Value 3/31/24		Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1]	Net Annualized Expense Ratio
$1,000.00	$1,006.40	[3]	$0.00	$1,025.00	$0.00	0.00%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) has implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

3. The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005908 as of September 30, 2023 to $0.005946 as of March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$0.01[a]	$—[b]	$ 26.98	$18.91	$23.37

Income from investment operations[c]:

Net investment income[d]	—[b]	—[b]	1.68	1.41	1.73

Net realized and unrealized gains (losses)	—[b]	0.01[a]	(27.28)	8.34	(4.44)

Total from investment operations	—[b]	0.01[a]	(25.60)	9.75	(2.71)

Less distributions from net investment income	—	—	(1.38)	(1.68)	(1.75)

Net asset value, end of year	$0.01[a]	$0.01[a]	$—[b]	$26.98	$18.91

Total return	1.52%[e]	73.56%[f]	(100.00)%	52.27%	(13.90)%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	—%	—%	0.19%	0.19%	0.19%

Net investment income	1.52%	49.38%[h]	6.19%	6.02%	6.49%

Supplemental data

Net assets, end of year (000’s)	$5	$5	$3	$10,794	$13,240

Portfolio turnover rate[i]	—%[j]	—%[j]	20.45%[j]	18.82%[j]	15.74%[j]

[a]Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.

[b]Amount rounds to less than $0.005 per share.

[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

[d]Based on average daily shares outstanding.

[e]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005946 as of March 31, 2024.

[f]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.

[g]Ratios are annualized for periods less than one year.

[h]47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.

[i]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[j]Portfolio turnover rate excluding cash creations was as follows:	—	—	20.45%	18.82%	15.74%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, March 31, 2024

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 0.0%†
a,b	Russia 0.0%†
	Aeroflot PJSC	Passenger Airlines	174,496	$—
	Alrosa PJSC	Metals & Mining	361,232	—
	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co.-Rosseti PJSC	Electric Utilities	80,095,477	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX-Rates PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	3,504	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
c	Segezha Group PJSC	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	886,353,216	—

	Total Common Stocks (Cost $21,363,101)			—

	Preferred Stocks 0.0%†
a,b	Russia 0.0%†
	Bashneft PJSC, pfd	Oil, Gas & Consumable Fuels	3,392	—
	Surgutneftegas PJSC, pfd	Oil, Gas & Consumable Fuels	682,080	—
	Tatneft PJSC, pfd	Oil, Gas & Consumable Fuels	10,416	—
	Transneft PJSC, pfd	Oil, Gas & Consumable Fuels	27,600	—

	Total Preferred Stocks (Cost $1,113,686)	.		—

	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,763

	Net Assets 100.0%			$4,763

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the value of was $0, representing 0.0% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2024

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$22,476,787
Value – Unaffiliated issuers	$—
Cash	4,599
Receivables:
Affiliates	82
Other assets	82

Total assets	4,763

Liabilities:
Payables:
Total liabilities	—

Net assets, at value	$4,763

Net assets consist of:
Paid-in capital	$23,214,723
Total distributable earnings (loss)	(23,209,960)

Net assets, at value	$4,763

Shares outstanding	800,000

Net asset value per share	$0.01[a]

aActual amount less than $0.01 per share. Amount shown reflects effect of rounding.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2024

Investment income:
Interest:
Unaffiliated issuers	$72

Total investment income	72

Expenses:
Management fees (Note 3a)	9
Total expenses	9
Expenses waived/paid by affiliates (Note 3a)	(9)

Net investment income	72

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Net realized gain (loss)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Net change in unrealized appreciation (depreciation)	—

Net realized and unrealized gain (loss)	—

Net increase (decrease) in net assets resulting from operations	$72

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Changes in Net assets

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$72	$2,156
Net realized loss	—	(167)

Net increase (decrease) in net assets resulting from operations	72	1,989

Distributions to shareholders (Note 1e)	—	—

Capital share transactions: (Note 2)	—	—

Net increase (decrease) in net assets	72	1,989
Net assets:
Beginning of year	4,691	2,702

End of year	$4,763	$4,691

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statement of Cash Flows

for the year ended March 31, 2024

Franklin FTSE Russia ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$72
Net cash provided by operating activities	72

Cash Flows from Financing Activities
Net change in cash	72
Cash/(bank overdraft) at beginning of period	4,527

Cash at end of period	$4,599

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The Fund seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

b. Foreign Currency Translation (continued)

against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

During the year ended March 31, 2024, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca halted trading of the Fund. On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

Subsidiary	Affiliation
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.

Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:

Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$313,328
Short term	235,236

Total capital loss carryforwards	$548,564

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Year Ended March 31, 2024
Cost of investments	$22,661,468

Unrealized appreciation	$—
Unrealized depreciation	(22,661,468)

Net unrealized appreciation (depreciation)	$(22,661,468)

Distributable earnings – undistributed ordinary income	$72

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to wash sales.

5. Investment Transactions

There were no purchases and sales of investments for the year ended March 31, 2024.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.

At March 31, 2024, the Franklin FTSE Russia ETF had 100% of its security holdings invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at March 31, 2024.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

7. Plan of Liquidation

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 as of March 31, 2024, such securities continue to be fair valued at $0). Accordingly, as of March 31, 2024, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and USD cash.

On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Additionally, the Fund’s underlying index was discontinued effective February 28, 2024. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$	—[c]	$—

a For detailed categories, see the accompanying Schedules of Investments.

b Includes common and preferred stocks, warrants, as well as other equity investments.

c Includes financial instruments determined to have no value.

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NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Russia ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin FTSE Russia ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, the related statements of operations and cash flows for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 7 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Fund, and management is in the process of executing its liquidation plan.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (2020-present) (payment and financial services); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial) (2013- 2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10018	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President -AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway, San Mateo, Ca 94403-1906	Vice President	Since March 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)
Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that presents a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Russia ETF

(Fund)

At a meeting held on February 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amendment to the sub-advisory agreement between Franklin Advisory Services, LLC (Manager), the Fund’s investment manager, and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of the Fund (Sub-Advisory Agreement Amendment) to increase the fee payable to the Sub-Adviser by the Manager (Amended Fee) effective on or about March 1, 2024. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement Amendment.

In considering the approval of the Sub-Advisory Agreement Amendment, the Board reviewed and considered information provided by the Manager and Sub-Adviser at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement Amendment, including, but not limited to: (i) the nature, extent and quality of the services provided/to be provided by the Sub-Adviser; and (ii) the current and expected costs of the services provided/to be provided by the Sub-Adviser. The Board noted that management was proposing the Sub-Advisory Agreement Amendment in order to facilitate a geographical relocation and corresponding employment change of an existing Fund portfolio manager. The Board reviewed and considered management’s representations that there would be no reduction in the nature or level of services provided to the Fund, there would be no increase in the aggregate fees paid by the Fund for such services and appropriate notice was given to shareholders. The Board also reviewed and considered the form of Sub-Advisory Agreement Amendment and its terms, which were explained at the Meeting, noting that, the only change to the existing sub-advisory agreement was the Amended Fee. The Board noted that the Fund was seeking approval of the Amended Fee pursuant to no-action relief granted by the U.S. Securities and Exchange Commission under a comparable set of facts, whereby relief from seeking shareholder approval of an amendment to an advisory agreement was granted in instances where the amendment did not materially change the advisory relationship or terms of the advisory agreement.

In approving the Sub-Advisory Agreement Amendment, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement Amendment are fair and reasonable and that such Sub-Advisory Agreement Amendment is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Sub-Adviser, Manager and its affiliates to the Fund and its shareholders. In particular, the Board took into account a Fund portfolio manager’s geographic relocation and corresponding employment change from the Manager to the Sub-Adviser. This information included, among other things, management’s representation that the relocation and employment change of the portfolio manager would not result in any changes to the portfolio management team of the Fund and that the Sub-Advisory Agreement Amendment would not reduce or modify in any way the nature, extent and quality of the services currently provided to the Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement Amendment.

Fund Performance

The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the May 2023 annual contract renewal of the Fund’s investment management agreement and the September 2023 initial contract approval of the Fund’s sub-advisory agreement (collectively, the Contract Approvals), and at regular Board meetings throughout the year.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Amended Fee to be charged by the Sub-Adviser. The Board noted that the Amended Fee would have no impact on the amount of the management fee that was currently paid by the Fund, as the Sub-Adviser would continue to be paid by the Manager out of the unitary management fee that the

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Manager receives from the Fund. The Board further noted that the allocation of the Amended Fee between the Manager and the Sub-Adviser reflected the services to be provided by the Sub-Adviser considering the employment change of the Fund portfolio manager. The Board concluded that the Amended Fee to be paid to the Sub-Adviser is reasonable.

Management Profitability and Economies of Scale

The Board noted management’s representation that the Amended Fee would not result in any increase in the management fee that the Manager currently receives from the Fund. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Fund’s Contract Approvals of the investment management agreement and sub-advisory agreement with the Manager and Sub-Adviser had not changed as a result of the proposal to approve the Sub-Advisory Agreement Amendment.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement Amendment for the Fund effective on or about March 1, 2024.

Proxy Voting Policies and Procedures

The investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the

Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

The Fund suspended new creations of its shares effective March 1, 2022, NYSE Arca halted trading of the Fund effective March 4, 2022, and the Fund was delisted from NYSE Arca effective December 27, 2022. Therefore, from March 4, 2022, through March 31, 2024, the Fund did not have a daily closing market price and a premium/discount to net asset value (NAV) could not be calculated. The Fund is no longer an exchange-traded fund.

Additional information may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin FTSE Russia ETF

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2024 Franklin Templeton Investments. All rights reserved.		FLRU A 05/24

(b)	Not applicable.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Rohit Bhagat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $998,129 for the fiscal year ended March 31, 2024 and $999,623 for the fiscal year ended March 31, 2023.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended March 31, 2024 and $6,000 for the fiscal year ended March 31, 2023. The services for which these fees were paid included tax compliance services related to year-end.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $275,000 for the fiscal year ended March 31, 2024 and $418,850 for the fiscal year ended March 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View and tax compliance services related to year-end.

(d)	All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $5,991 for the fiscal year ended March 31, 2024 and $0 for the fiscal year ended March 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $130,600 for the fiscal year ended March 31, 2024 and $59,560 for the fiscal year ended March 31, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts, fees in connection with a license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool Pro Edge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $411,591 for the fiscal year ended March 31, 2024 and $484,410 for the fiscal year ended March 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.	Audit Committee of Listed Registrants.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b) Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration
Date: 05/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Kings
Christopher Kings Chief Executive Officer - Finance and Administration
Date: 05/29/2024

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date: 05/29/2024